================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7440

                               -----------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices)(Zip code)

                               -----------------

          Catherine L. Newell, Esquire, Vice President and Secretary
                   Dimensional Emerging Markets Value Fund,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 512-306-7400

                      Date of fiscal year end: October 31

                  Date of reporting period: October 31, 2013

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]

ANNUAL REPORT
year ended: October 31, 2013

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------------------

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2013

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/

David G. Booth
CHAIRMAN AND CO-CHIEF EXECUTIVE OFFICER

                                 ANNUAL REPORT

                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
   LETTER TO SHAREHOLDERS
   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES...........................   1
   DFA INVESTMENT DIMENSIONS GROUP INC.
      Performance Charts................................................   2
      Management's Discussion and Analysis..............................  19
      Disclosure of Fund Expenses.......................................  31
      Disclosure of Portfolio Holdings..................................  36
      Schedules of Investments/Summary Schedules of Portfolio Holdings
          Enhanced U.S. Large Company Portfolio.........................  39
          U.S. Large Cap Equity Portfolio...............................  42
          U.S. Large Cap Value Portfolio................................  45
          U.S. Targeted Value Portfolio.................................  46
          U.S. Small Cap Value Portfolio................................  49
          U.S. Core Equity 1 Portfolio..................................  52
          U.S. Core Equity 2 Portfolio..................................  55
          U.S. Vector Equity Portfolio..................................  58
          U.S. Small Cap Portfolio......................................  61
          U.S. Micro Cap Portfolio......................................  64
          DFA Real Estate Securities Portfolio..........................  67
          Large Cap International Portfolio.............................  69
          International Core Equity Portfolio...........................  73
          International Small Company Portfolio.........................  78
          Japanese Small Company Portfolio..............................  79
          Asia Pacific Small Company Portfolio..........................  79
          United Kingdom Small Company Portfolio........................  80
          Continental Small Company Portfolio...........................  80
          DFA International Real Estate Securities Portfolio............  81
          DFA Global Real Estate Securities Portfolio...................  85
          DFA International Small Cap Value Portfolio...................  86
          International Vector Equity Portfolio.........................  90
          World ex U.S. Value Portfolio.................................  95
          World ex U.S. Targeted Value Portfolio........................  96
          World ex U.S. Core Equity Portfolio...........................  97
          Selectively Hedged Global Equity Portfolio....................  98
          Emerging Markets Portfolio....................................  99
          Emerging Markets Small Cap Portfolio..........................  99
          Emerging Markets Value Portfolio..............................  99
          Emerging Markets Core Equity Portfolio........................ 100
      Statements of Assets and Liabilities.............................. 105
      Statements of Operations.......................................... 112
      Statements of Changes in Net Assets............................... 119
      Financial Highlights.............................................. 129
      Notes to Financial Statements..................................... 147
      Report of Independent Registered Public Accounting Firm........... 174

TABLE OF CONTENTS
CONTINUED

                                                                          PAGE
                                                                          ----
 DFA INVESTMENT DIMENSIONS GROUP INC. - DFA COMMODITY STRATEGY PORTFOLIO
    Performance Charts................................................... 175
    Management's Discussion and Analysis................................. 176
    Consolidated Disclosure of Fund Expenses............................. 177
    Consolidated Disclosure of Portfolio Holdings........................ 178
    Consolidated Schedule of Investments................................. 179
    Consolidated Statement of Assets and Liabilities..................... 184
    Consolidated Statement of Operations................................. 185
    Consolidated Statements of Changes in Net Assets..................... 186
    Consolidated Financial Highlights.................................... 187
    Consolidated Notes to Financial Statements........................... 188
    Report of Independent Registered Public Accounting Firm.............. 200
 DIMENSIONAL INVESTMENT GROUP INC.
    Performance Charts................................................... 201
    Management's Discussion and Analysis................................. 203
    Disclosure of Fund Expenses.......................................... 206
    Disclosure of Portfolio Holdings..................................... 208
    Schedule of Investments/Summary Schedule of Portfolio Holdings
        DFA International Value Portfolio................................ 209
        U.S. Large Company Portfolio..................................... 210
    Statements of Assets and Liabilities................................. 213
    Statements of Operations............................................. 214
    Statements of Changes in Net Assets.................................. 215
    Financial Highlights................................................. 216
    Notes to Financial Statements........................................ 218
    Report of Independent Registered Public Accounting Firm.............. 229
 THE DFA INVESTMENT TRUST COMPANY
    Performance Charts................................................... 230
    Management's Discussion and Analysis................................. 235
    Disclosure of Fund Expenses.......................................... 240
    Disclosure of Portfolio Holdings..................................... 242
    Summary Schedules of Portfolio Holdings.............................. 244
        The U.S. Large Cap Value Series.................................. 244
        The DFA International Value Series............................... 247
        The Japanese Small Company Series................................ 251
        The Asia Pacific Small Company Series............................ 254
        The United Kingdom Small Company Series.......................... 257
        The Continental Small Company Series............................. 260
        The Canadian Small Company Series................................ 264
        The Emerging Markets Series...................................... 267
        The Emerging Markets Small Cap Series............................ 271
    Statements of Assets and Liabilities................................. 275
    Statements of Operations............................................. 277
    Statements of Changes in Net Assets.................................. 279
    Financial Highlights................................................. 282
    Notes to Financial Statements........................................ 287
    Report of Independent Registered Public Accounting Firm.............. 296

TABLE OF CONTENTS
CONTINUED

                                                                    PAGE
                                                                    ----
        DIMENSIONAL EMERGING MARKETS VALUE FUND
           Performance Charts...................................... 297
           Management's Discussion and Analysis.................... 298
           Disclosure of Fund Expenses............................. 299
           Disclosure of Portfolio Holdings........................ 300
           Summary Schedule of Portfolio Holdings.................. 301
           Statement of Assets and Liabilities..................... 305
           Statement of Operations................................. 306
           Statements of Changes in Net Assets..................... 307
           Financial Highlights.................................... 308
           Notes to Financial Statements........................... 309
           Report of Independent Registered Public Accounting Firm. 315
        FUND MANAGEMENT............................................ 316
        VOTING PROXIES ON FUND PORTFOLIO SECURITIES................ 325
        NOTICE TO SHAREHOLDERS..................................... 326

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
FNMA    Federal National Mortgage Association
P.L.C.  Public Limited Company
SPDR    Standard & Poor's Depository Receipts
GBP     British Pounds
NZD     New Zealand Dollars
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than
        1.0% of the net assets of the Fund. Some of the individual securities within this category may include
        Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
^^      Security pledged as collateral for the Open Futures Contracts.
++      Security pledged as collateral for Swap Agreements.
(o)     Security is being fair valued as of October 31, 2013.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund(s).
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
RIC     Registered Investment Company
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.
(b)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                                   [CHART]

              Enhanced U.S. Large Company Portfolio     S&P 500/R/ Index
              -------------------------------------    ------------------
10/31/2003                   $10,000                        $10,000
11/30/2003                    10,084                         10,088
12/31/2003                    10,638                         10,617
 1/31/2004                    10,830                         10,812
 2/29/2004                    10,998                         10,962
 3/31/2004                    10,843                         10,797
 4/30/2004                    10,602                         10,627
 5/31/2004                    10,734                         10,773
 6/30/2004                    10,924                         10,982
 7/31/2004                    10,574                         10,619
 8/31/2004                    10,647                         10,662
 9/30/2004                    10,753                         10,777
10/31/2004                    10,922                         10,942
11/30/2004                    11,322                         11,385
12/31/2004                    11,705                         11,772
 1/31/2005                    11,399                         11,485
 2/28/2005                    11,620                         11,727
 3/31/2005                    11,387                         11,519
 4/30/2005                    11,191                         11,301
 5/31/2005                    11,546                         11,660
 6/30/2005                    11,558                         11,677
 7/31/2005                    11,939                         12,111
 8/31/2005                    11,853                         12,001
 9/30/2005                    11,926                         12,098
10/31/2005                    11,679                         11,896
11/30/2005                    12,124                         12,346
12/31/2005                    12,125                         12,350
 1/31/2006                    12,450                         12,677
 2/28/2006                    12,450                         12,712
 3/31/2006                    12,606                         12,870
 4/30/2006                    12,757                         13,043
 5/31/2006                    12,380                         12,667
 6/30/2006                    12,393                         12,685
 7/31/2006                    12,468                         12,763
 8/31/2006                    12,757                         13,067
 9/30/2006                    13,084                         13,403
10/31/2006                    13,499                         13,840
11/30/2006                    13,763                         14,103
12/31/2006                    13,947                         14,301
 1/31/2007                    14,145                         14,518
 2/28/2007                    13,868                         14,234
 3/31/2007                    14,026                         14,393
 4/30/2007                    14,633                         15,030
 5/31/2007                    15,134                         15,555
 6/30/2007                    14,870                         15,296
 7/31/2007                    14,422                         14,822
 8/31/2007                    14,620                         15,044
 9/30/2007                    15,163                         15,607
10/31/2007                    15,407                         15,855
11/30/2007                    14,758                         15,192
12/31/2007                    14,653                         15,087
 1/31/2008                    13,735                         14,182
 2/29/2008                    13,290                         13,721
 3/31/2008                    13,231                         13,662
 4/30/2008                    13,853                         14,327
 5/31/2008                    14,046                         14,513
 6/30/2008                    12,853                         13,290
 7/31/2008                    12,748                         13,178
 8/31/2008                    12,943                         13,369
 9/30/2008                    11,751                         12,177
10/31/2008                     9,747                         10,132
11/30/2008                     9,084                          9,405
12/31/2008                     9,191                          9,505
 1/31/2009                     8,421                          8,704
 2/28/2009                     7,500                          7,777
 3/31/2009                     8,183                          8,459
 4/30/2009                     8,990                          9,268
 5/31/2009                     9,527                          9,786
 6/30/2009                     9,561                          9,806
 7/31/2009                    10,317                         10,547
 8/31/2009                    10,720                         10,928
 9/30/2009                    11,142                         11,336
10/31/2009                    10,939                         11,126
11/30/2009                    11,631                         11,793
12/31/2009                    11,831                         12,021
 1/31/2010                    11,424                         11,588
 2/28/2010                    11,797                         11,947
 3/31/2010                    12,492                         12,668
 4/30/2010                    12,696                         12,868
 5/31/2010                    11,696                         11,841
 6/30/2010                    11,094                         11,221
 7/31/2010                    11,877                         12,007
 8/31/2010                    11,350                         11,465
 9/30/2010                    12,365                         12,488
10/31/2010                    12,842                         12,963
11/30/2010                    12,825                         12,965
12/31/2010                    13,684                         13,831
 1/31/2011                    14,025                         14,159
 2/28/2011                    14,487                         14,644
 3/31/2011                    14,487                         14,650
 4/30/2011                    14,948                         15,084
 5/31/2011                    14,811                         14,913
 6/30/2011                    14,555                         14,665
 7/31/2011                    14,282                         14,366
 8/31/2011                    13,496                         13,586
 9/30/2011                    12,539                         12,631
10/31/2011                    13,923                         14,011
11/30/2011                    13,837                         13,981
12/31/2011                    13,992                         14,124
 1/31/2012                    14,648                         14,756
 2/29/2012                    15,287                         15,395
 3/31/2012                    15,806                         15,901
 4/30/2012                    15,719                         15,801
 5/31/2012                    14,769                         14,852
 6/30/2012                    15,389                         15,464
 7/31/2012                    15,649                         15,678
 8/31/2012                    16,013                         16,032
 9/30/2012                    16,424                         16,446
10/31/2012                    16,129                         16,142
11/30/2012                    16,233                         16,236
12/31/2012                    16,365                         16,384
 1/31/2013                    17,204                         17,232
 2/28/2013                    17,448                         17,466
 3/31/2013                    18,094                         18,121
 4/30/2013                    18,444                         18,470
 5/31/2013                    18,863                         18,903
 6/30/2013                    18,574                         18,649
 7/31/2013                    19,554                         19,598          Past performance is not predictive of
 8/31/2013                    18,976                         19,030          future performance.
 9/30/2013                    19,571                         19,627
10/31/2013                    20,482                         20,529          The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE          TEN               redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        YEARS
          ------------------------------------------------------------       The S&P data are provided by Standard
                                26.99%       16.01%       7.43%              & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP EQUITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
JUNE 25, 2013-OCTOBER 31, 2013

                                   [CHART]

                         U.S. Large Cap
                        Equity Portfolio         Russell 1000/R/ Index
                       -----------------        ---------------------
         06/25/2013         $10,000                    $10,000
         06/30/2013          10,020                     10,130
         07/31/2013          10,550                     10,672            Past performance is not predictive of
         08/31/2013          10,270                     10,378            future performance.
         09/30/2013          10,630                     10,740
         10/31/2013          11,101                     11,213            The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
                                                                          redemption of fund shares.
                                    FROM
             TOTAL RETURN        06/25/2013                               Russell data copyright (C) Russell
             -------------------------------------                        Investment Group 1995-2013, all rights
                                   11.01%                                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                U.S. Large Cap Value Portfolio    Russell 1000/R/ Value Index
                ------------------------------    ---------------------------
10/31/2003                 $10,000                           $10,000
11/30/2003                  10,222                            10,136
12/31/2003                  10,920                            10,760
 1/31/2004                  11,104                            10,950
 2/29/2004                  11,391                            11,184
 3/31/2004                  11,345                            11,086
 4/30/2004                  11,154                            10,815
 5/31/2004                  11,217                            10,925
 6/30/2004                  11,552                            11,183
 7/31/2004                  11,175                            11,026
 8/31/2004                  11,175                            11,182
 9/30/2004                  11,520                            11,356
10/31/2004                  11,654                            11,544
11/30/2004                  12,417                            12,128
12/31/2004                  12,912                            12,534
 1/31/2005                  12,590                            12,311
 2/28/2005                  12,970                            12,719
 3/31/2005                  12,936                            12,545
 4/30/2005                  12,491                            12,320
 5/31/2005                  13,026                            12,617
 6/30/2005                  13,291                            12,755
 7/31/2005                  13,951                            13,124
 8/31/2005                  13,834                            13,067
 9/30/2005                  14,048                            13,250
10/31/2005                  13,672                            12,914
11/30/2005                  14,217                            13,336
12/31/2005                  14,234                            13,416
 1/31/2006                  14,909                            13,937
 2/28/2006                  14,856                            14,022
 3/31/2006                  15,117                            14,212
 4/30/2006                  15,543                            14,573
 5/31/2006                  15,255                            14,205
 6/30/2006                  15,387                            14,295
 7/31/2006                  15,164                            14,643
 8/31/2006                  15,407                            14,888
 9/30/2006                  15,833                            15,185
10/31/2006                  16,460                            15,682
11/30/2006                  16,771                            16,040
12/31/2006                  17,108                            16,400
 1/31/2007                  17,602                            16,610
 2/28/2007                  17,338                            16,351
 3/31/2007                  17,452                            16,603
 4/30/2007                  18,191                            17,217
 5/31/2007                  18,938                            17,838
 6/30/2007                  18,630                            17,421
 7/31/2007                  17,473                            16,616
 8/31/2007                  17,140                            16,802
 9/30/2007                  17,583                            17,379
10/31/2007                  17,678                            17,381
11/30/2007                  16,688                            16,531
12/31/2007                  16,635                            16,371
 1/31/2008                  15,997                            15,716
 2/29/2008                  15,502                            15,057
 3/31/2008                  15,357                            14,944
 4/30/2008                  16,320                            15,673
 5/31/2008                  16,709                            15,648
 6/30/2008                  14,877                            14,150
 7/31/2008                  14,711                            14,099
 8/31/2008                  15,000                            14,339
 9/30/2008                  13,651                            13,285
10/31/2008                  10,575                            10,985
11/30/2008                   9,538                            10,198
12/31/2008                   9,848                            10,339
 1/31/2009                   8,680                             9,150
 2/28/2009                   7,461                             7,928
 3/31/2009                   8,195                             8,606
 4/30/2009                   9,521                             9,528
 5/31/2009                  10,251                            10,117
 6/30/2009                  10,127                            10,042
 7/31/2009                  11,081                            10,864
 8/31/2009                  11,834                            11,433
 9/30/2009                  12,350                            11,874
10/31/2009                  11,819                            11,511
11/30/2009                  12,484                            12,160
12/31/2009                  12,821                            12,375
 1/31/2010                  12,520                            12,027
 2/28/2010                  13,061                            12,407
 3/31/2010                  14,080                            13,214
 4/30/2010                  14,524                            13,556
 5/31/2010                  13,281                            12,442
 6/30/2010                  12,277                            11,742
 7/31/2010                  13,237                            12,536
 8/31/2010                  12,428                            12,000
 9/30/2010                  13,646                            12,931
10/31/2010                  14,149                            13,319
11/30/2010                  14,042                            13,248
12/31/2010                  15,407                            14,294
 1/31/2011                  15,905                            14,617
 2/28/2011                  16,762                            15,156
 3/31/2011                  16,839                            15,217
 4/30/2011                  17,261                            15,622
 5/31/2011                  17,015                            15,457
 6/30/2011                  16,706                            15,140
 7/31/2011                  15,943                            14,638
 8/31/2011                  14,595                            13,724
 9/30/2011                  13,120                            12,687
10/31/2011                  14,931                            14,139
11/30/2011                  14,807                            14,066
12/31/2011                  14,924                            14,350
 1/31/2012                  15,664                            14,893
 2/29/2012                  16,569                            15,486
 3/31/2012                  16,872                            15,945
 4/30/2012                  16,520                            15,783
 5/31/2012                  15,347                            14,857
 6/30/2012                  16,171                            15,595
 7/31/2012                  16,328                            15,756
 8/31/2012                  16,973                            16,098
 9/30/2012                  17,592                            16,609
10/31/2012                  17,639                            16,528
11/30/2012                  17,679                            16,521
12/31/2012                  18,215                            16,862
 1/31/2013                  19,479                            17,958
 2/28/2013                  19,726                            18,216
 3/31/2013                  20,674                            18,937
 4/30/2013                  20,881                            19,224
 5/31/2013                  21,743                            19,717
 6/30/2013                  21,492                            19,543
 7/31/2013                  22,782                            20,599
 8/31/2013                  22,101                            19,817             Past performance is not predictive of
 9/30/2013                  22,754                            20,314             future performance.
10/31/2013                  23,904                            21,203
                                                                                 The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
                                                                                 redemption of fund shares.
           AVERAGE ANNUAL          ONE          FIVE          TEN
           TOTAL RETURN            YEAR         YEARS        YEARS               Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2013, all
                                  35.52%        17.72%       9.11%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R1 VS.
RUSSELL 2000(R) VALUE INDEX
JANUARY 31, 2008-OCTOBER 31, 2013

                                    [CHART]

                    U.S. Targeted
              Value Portfolio - Class R1     Russell 2000/R/ Value Index
              --------------------------     ---------------------------
 1/31/2008              $10,000                        $10,000
 2/29/2008                9,750                          9,603
 3/31/2008                9,821                          9,748
 4/30/2008               10,152                         10,056
 5/31/2008               10,613                         10,400
 6/30/2008                9,538                          9,402
 7/31/2008                9,790                          9,884
 8/31/2008               10,233                         10,353
 9/30/2008                9,575                          9,868
10/31/2008                7,504                          7,897
11/30/2008                6,525                          6,982
12/31/2008                6,946                          7,412
 1/31/2009                5,999                          6,353
 2/28/2009                5,204                          5,471
 3/31/2009                5,777                          5,956
 4/30/2009                6,902                          6,901
 5/31/2009                7,137                          7,051
 6/30/2009                7,107                          7,028
 7/31/2009                7,959                          7,841
 8/31/2009                8,379                          8,212
 9/30/2009                8,844                          8,624
10/31/2009                8,207                          8,051
11/30/2009                8,484                          8,308
12/31/2009                9,150                          8,937
 1/31/2010                8,943                          8,675
 2/28/2010                9,449                          9,077
 3/31/2010               10,229                          9,832
 4/30/2010               10,973                         10,520
 5/31/2010                9,981                          9,631
 6/30/2010                9,031                          8,790
 7/31/2010                9,735                          9,418
 8/31/2010                8,948                          8,710
 9/30/2010               10,044                          9,645
10/31/2010               10,417                         10,019
11/30/2010               10,840                         10,273
12/31/2010               11,805                         11,127
 1/31/2011               11,883                         11,133
 2/28/2011               12,550                         11,698
 3/31/2011               12,792                         11,861
 4/30/2011               12,998                         12,053
 5/31/2011               12,678                         11,837
 6/30/2011               12,397                         11,546
 7/31/2011               11,964                         11,164
 8/31/2011               10,763                         10,178
 9/30/2011                9,425                          9,067
10/31/2011               10,905                         10,373
11/30/2011               10,941                         10,353
12/31/2011               11,049                         10,515
 1/31/2012               11,719                         11,214
 2/29/2012               12,144                         11,380
 3/31/2012               12,369                         11,733
 4/30/2012               12,168                         11,564
 5/31/2012               11,260                         10,857
 6/30/2012               11,715                         11,380
 7/31/2012               11,657                         11,264
 8/31/2012               12,192                         11,612
 9/30/2012               12,577                         12,025
10/31/2012               12,505                         11,874
11/30/2012               12,715                         11,911
12/31/2012               13,155                         12,413
 1/31/2013               14,059                         13,152
 2/28/2013               14,291                         13,303
 3/31/2013               14,987                         13,856
 4/30/2013               14,840                         13,843
 5/31/2013               15,567                         14,256
 6/30/2013               15,460                         14,199
 7/31/2013               16,545                         15,111              Past performance is not predictive of
 8/31/2013               15,941                         14,443              future performance.
 9/30/2013               16,826                         15,277
10/31/2013               17,555                         15,773              The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
                                                                            would pay on fund distributions or the
                                                                            redemption of fund shares.
         AVERAGE ANNUAL        ONE        FIVE           FROM
         TOTAL RETURN          YEAR       YEARS       01/31/2008            Russell data copyright (C) Russell
         -------------------------------------------------------------      Investment Group 1995-2013, all
                              40.39%      18.53%        10.29%              rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R2 VS.
RUSSELL 2000(R) VALUE INDEX
JUNE 30, 2008-OCTOBER 31, 2013

                                    [CHART]

                      U.S. Targeted Value
                      Portfolio - Class R2         Russell 2000/R/ Value Index
                    ------------------------       ---------------------------
  06/30/2008              $10,000                         $10,000
  07/31/2008               10,260                          10,513
  08/31/2008               10,720                          11,012
  09/30/2008               10,038                          10,496
  10/31/2008                7,860                           8,399
  11/30/2008                6,836                           7,426
  12/31/2008                7,274                           7,883
  01/31/2009                6,272                           6,757
  02/28/2009                5,443                           5,818
  03/31/2009                6,038                           6,335
  04/30/2009                7,216                           7,340
  05/31/2009                7,459                           7,499
  06/30/2009                7,436                           7,475
  07/31/2009                8,321                           8,340
  08/31/2009                8,768                           8,735
  09/30/2009                9,248                           9,173
  10/31/2009                8,585                           8,564
  11/30/2009                8,871                           8,836
  12/31/2009                9,568                           9,505
  01/31/2010                9,343                           9,227
  02/28/2010                9,865                           9,654
  03/31/2010               10,685                          10,458
  04/30/2010               11,453                          11,189
  05/31/2010               10,419                          10,244
  06/30/2010                9,434                           9,350
  07/31/2010               10,161                          10,017
  08/31/2010                9,341                           9,264
  09/30/2010               10,484                          10,258
  10/31/2010               10,874                          10,656
  11/30/2010               11,306                          10,927
  12/31/2010               12,308                          11,834
  01/31/2011               12,396                          11,841
  02/28/2011               13,085                          12,442
  03/31/2011               13,336                          12,615
  04/30/2011               13,544                          12,820
  05/31/2011               13,211                          12,590
  06/30/2011               12,926                          12,281
  07/31/2011               12,466                          11,875
  08/31/2011               11,214                          10,826
  09/30/2011                9,820                           9,644
  10/31/2011               11,364                          11,033
  11/30/2011               11,401                          11,011
  12/31/2011               11,510                          11,183
  01/31/2012               12,209                          11,927
  02/29/2012               12,644                          12,104
  03/31/2012               12,877                          12,480
  04/30/2012               12,667                          12,299
  05/31/2012               11,721                          11,548
  06/30/2012               12,189                          12,104
  07/31/2012               12,129                          11,981
  08/31/2012               12,686                          12,350
  09/30/2012               13,082                          12,790
  10/31/2012               13,007                          12,630
  11/30/2012               13,225                          12,668
  12/31/2012               13,677                          13,202
  01/31/2013               14,611                          13,989
  02/28/2013               14,861                          14,149
  03/31/2013               15,577                          14,738
  04/30/2013               15,424                          14,723
  05/31/2013               16,181                          15,163
  06/30/2013               16,064                          15,102
  07/31/2013               17,185                          16,072
  08/31/2013               16,548                          15,362
  09/30/2013               17,472                          16,248                 Past performance is not predictive of
  10/31/2013               18,223                          16,777                 future performance.

                                                                                  The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
                                                                                  redemption of fund shares.
          AVERAGE ANNUAL         ONE         FIVE            FROM
          TOTAL RETURN           YEAR        YEARS        06/30/2008              Russell data copyright (C) Russell
          -----------------------------------------------------------------       Investment Group 1995-2013, all
                                40.10%       18.32%         11.90%                rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                      U.S. Targeted Value
                Portfolio - Institutional Class     Russell 2000/R/ Value Index
               ---------------------------------    ---------------------------
10/31/2003               $10,000                           $10,000
11/30/2003                10,413                            10,384
12/31/2003                10,967                            10,760
01/31/2004                11,470                            11,132
02/29/2004                11,649                            11,348
03/31/2004                11,749                            11,505
04/30/2004                11,354                            10,910
05/31/2004                11,525                            11,042
06/30/2004                12,179                            11,603
07/31/2004                11,590                            11,069
08/31/2004                11,513                            11,178
09/30/2004                12,036                            11,620
10/31/2004                12,144                            11,800
11/30/2004                13,262                            12,847
12/31/2004                13,674                            13,154
01/31/2005                13,238                            12,645
02/28/2005                13,605                            12,897
03/31/2005                13,477                            12,631
04/30/2005                12,564                            11,979
05/31/2005                13,401                            12,710
06/30/2005                13,927                            13,272
07/31/2005                14,781                            14,027
08/31/2005                14,550                            13,705
09/30/2005                14,601                            13,682
10/31/2005                14,215                            13,339
11/30/2005                14,876                            13,880
12/31/2005                14,939                            13,773
01/31/2006                16,138                            14,912
02/28/2006                15,968                            14,911
03/31/2006                16,629                            15,633
04/30/2006                16,847                            15,675
05/31/2006                16,261                            15,026
06/30/2006                16,353                            15,211
07/31/2006                15,850                            15,000
08/31/2006                16,210                            15,448
09/30/2006                16,375                            15,599
10/31/2006                17,184                            16,393
11/30/2006                17,773                            16,860
12/31/2006                17,882                            17,007
01/31/2007                18,255                            17,262
02/28/2007                18,161                            17,050
03/31/2007                18,301                            17,256
04/30/2007                18,674                            17,435
05/31/2007                19,483                            18,074
06/30/2007                19,226                            17,653
07/31/2007                17,833                            16,150
08/31/2007                17,781                            16,474
09/30/2007                17,834                            16,548
10/31/2007                17,876                            16,729
11/30/2007                16,601                            15,475
12/31/2007                16,417                            15,344
01/31/2008                15,632                            14,715
02/29/2008                15,234                            14,130
03/31/2008                15,364                            14,343
04/30/2008                15,870                            14,797
05/31/2008                16,603                            15,303
06/30/2008                14,924                            13,835
07/31/2008                15,312                            14,544
08/31/2008                16,004                            15,235
09/30/2008                14,991                            14,521
10/31/2008                11,741                            11,620
11/30/2008                10,214                            10,274
12/31/2008                10,871                            10,906
01/31/2009                 9,377                             9,348
02/28/2009                 8,145                             8,050
03/31/2009                 9,033                             8,764
04/30/2009                10,794                            10,155
05/31/2009                11,166                            10,375
06/30/2009                11,128                            10,342
07/31/2009                12,454                            11,538
08/31/2009                13,123                            12,084
09/30/2009                13,853                            12,690
10/31/2009                12,853                            11,847
11/30/2009                13,281                            12,224
12/31/2009                14,336                            13,150
01/31/2010                14,005                            12,765
02/28/2010                14,788                            13,357
03/31/2010                16,019                            14,468
04/30/2010                17,176                            15,480
05/31/2010                15,633                            14,172
06/30/2010                14,148                            12,935
07/31/2010                15,251                            13,858
08/31/2010                14,015                            12,816
09/30/2010                15,739                            14,192
10/31/2010                16,325                            14,742
11/30/2010                16,978                            15,117
12/31/2010                18,495                            16,373
01/31/2011                18,618                            16,381
02/28/2011                19,674                            17,213
03/31/2011                20,052                            17,452
04/30/2011                20,364                            17,736
05/31/2011                19,863                            17,418
06/30/2011                19,436                            16,990
07/31/2011                18,757                            16,428
08/31/2011                16,875                            14,977
09/30/2011                14,780                            13,341
10/31/2011                17,102                            15,264
11/30/2011                17,158                            15,234
12/31/2011                17,332                            15,472
01/31/2012                18,382                            16,500
02/29/2012                19,049                            16,746
03/31/2012                19,407                            17,265
04/30/2012                19,091                            17,015
05/31/2012                17,667                            15,976
06/30/2012                18,385                            16,746
07/31/2012                18,295                            16,575
08/31/2012                19,134                            17,086
09/30/2012                19,743                            17,695
10/31/2012                19,629                            17,473
11/30/2012                19,959                            17,526
12/31/2012                20,657                            18,265
01/31/2013                22,066                            19,353
02/28/2013                22,443                            19,574
03/31/2013                23,536                            20,389
04/30/2013                23,305                            20,369
05/31/2013                24,458                            20,978
06/30/2013                24,284                            20,893                 Past performance is not predictive of
07/31/2013                25,988                            22,236                 future performance.
08/31/2013                25,026                            21,252
09/30/2013                26,426                            22,479                 The returns shown do not reflect the
10/31/2013                27,560                            23,210                 deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
                                                                                   redemption of fund shares.
           AVERAGE ANNUAL          ONE          FIVE           TEN
           TOTAL RETURN            YEAR         YEARS         YEARS                Russell data copyright (C) Russell
           ----------------------------------------------------------------        Investment Group 1995-2013, all
                                  40.40%        18.61%        10.67%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                   U.S. Small Cap Value
                         Portfolio                Russell 2000/R/ Value Index
                 ------------------------         ---------------------------
10/31/2003               $10,000                           $10,000
11/30/2003                10,416                            10,384
12/31/2003                10,972                            10,760
01/31/2004                11,508                            11,132
02/29/2004                11,671                            11,348
03/31/2004                11,781                            11,505
04/30/2004                11,408                            10,910
05/31/2004                11,451                            11,042
06/30/2004                12,217                            11,603
07/31/2004                11,566                            11,069
08/31/2004                11,393                            11,178
09/30/2004                11,955                            11,620
10/31/2004                12,070                            11,800
11/30/2004                13,277                            12,847
12/31/2004                13,758                            13,154
01/31/2005                13,266                            12,645
02/28/2005                13,625                            12,897
03/31/2005                13,359                            12,631
04/30/2005                12,386                            11,979
05/31/2005                13,210                            12,710
06/30/2005                13,762                            13,272
07/31/2005                14,741                            14,027
08/31/2005                14,495                            13,705
09/30/2005                14,610                            13,682
10/31/2005                14,183                            13,339
11/30/2005                14,780                            13,880
12/31/2005                14,829                            13,773
01/31/2006                16,138                            14,912
02/28/2006                16,082                            14,911
03/31/2006                17,062                            15,633
04/30/2006                17,230                            15,675
05/31/2006                16,474                            15,026
06/30/2006                16,482                            15,211
07/31/2006                15,865                            15,000
08/31/2006                16,173                            15,448
09/30/2006                16,366                            15,599
10/31/2006                17,255                            16,393
11/30/2006                17,779                            16,860
12/31/2006                18,025                            17,007
01/31/2007                18,422                            17,262
02/28/2007                18,379                            17,050
03/31/2007                18,579                            17,256
04/30/2007                18,914                            17,435
05/31/2007                19,604                            18,074
06/30/2007                19,301                            17,653
07/31/2007                17,826                            16,150
08/31/2007                17,691                            16,474
09/30/2007                17,642                            16,548
10/31/2007                17,839                            16,729
11/30/2007                16,284                            15,475
12/31/2007                16,088                            15,344
01/31/2008                15,454                            14,715
02/29/2008                15,015                            14,130
03/31/2008                15,142                            14,343
04/30/2008                15,393                            14,797
05/31/2008                16,029                            15,303
06/30/2008                14,410                            13,835
07/31/2008                14,708                            14,544
08/31/2008                15,319                            15,235
09/30/2008                14,263                            14,521
10/31/2008                11,106                            11,620
11/30/2008                 9,663                            10,274
12/31/2008                10,170                            10,906
01/31/2009                 8,718                             9,348
02/28/2009                 7,610                             8,050
03/31/2009                 8,402                             8,764
04/30/2009                10,053                            10,155
05/31/2009                10,376                            10,375
06/30/2009                10,413                            10,342
07/31/2009                11,813                            11,538
08/31/2009                12,420                            12,084
09/30/2009                13,207                            12,690
10/31/2009                12,212                            11,847
11/30/2009                12,592                            12,224
12/31/2009                13,589                            13,150
01/31/2010                13,160                            12,765
02/28/2010                13,970                            13,357
03/31/2010                15,208                            14,468
04/30/2010                16,441                            15,480
05/31/2010                14,813                            14,172
06/30/2010                13,310                            12,935
07/31/2010                14,467                            13,858
08/31/2010                13,255                            12,816
09/30/2010                14,969                            14,192
10/31/2010                15,593                            14,742
11/30/2010                16,294                            15,117
12/31/2010                17,789                            16,373
01/31/2011                17,844                            16,381
02/28/2011                18,964                            17,213
03/31/2011                19,354                            17,452
04/30/2011                19,598                            17,736
05/31/2011                18,985                            17,418
06/30/2011                18,642                            16,990
07/31/2011                18,106                            16,428
08/31/2011                16,191                            14,977
09/30/2011                14,154                            13,341
10/31/2011                16,394                            15,264
11/30/2011                16,282                            15,234
12/31/2011                16,446                            15,472
01/31/2012                17,668                            16,500
02/29/2012                18,229                            16,746
03/31/2012                18,648                            17,265
04/30/2012                18,350                            17,015
05/31/2012                17,043                            15,976
06/30/2012                17,790                            16,746
07/31/2012                17,747                            16,575
08/31/2012                18,495                            17,086
09/30/2012                19,108                            17,695
10/31/2012                18,951                            17,473
11/30/2012                19,300                            17,526
12/31/2012                20,019                            18,265
01/31/2013                21,333                            19,353
02/28/2013                21,707                            19,574
03/31/2013                22,772                            20,389
04/30/2013                22,520                            20,369
05/31/2013                23,734                            20,978
06/30/2013                23,568                            20,893
07/31/2013                25,297                            22,236
08/31/2013                24,241                            21,252
09/30/2013                25,512                            22,479               Past performance is not predictive of
10/31/2013                26,408                            23,210               future performance.

                                                                                 The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
                                                                                 redemption of fund shares.
           AVERAGE ANNUAL          ONE         FIVE          TEN
           TOTAL RETURN            YEAR        YEARS        YEARS                Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2013, all rights
                                  39.35%       18.92%       10.20%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. CORE EQUITY 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
SEPTEMBER 15, 2005-OCTOBER 31, 2013

                                    [CHART]

                     U.S. Core Equity 1
                        Portfolio             Russell 3000/R/ Index
                   ----------------------     ---------------------
09/15/2005               $10,000                    $10,000
09/30/2005                10,040                     10,026
10/31/2005                 9,820                      9,838
11/30/2005                10,220                     10,221
12/31/2005                10,224                     10,229
01/31/2006                10,636                     10,571
02/28/2006                10,656                     10,590
03/31/2006                10,893                     10,773
04/30/2006                11,024                     10,890
05/31/2006                10,641                     10,541
06/30/2006                10,644                     10,560
07/31/2006                10,532                     10,550
08/31/2006                10,785                     10,808
09/30/2006                11,009                     11,050
10/31/2006                11,414                     11,448
11/30/2006                11,686                     11,697
12/31/2006                11,828                     11,837
01/31/2007                12,053                     12,062
02/28/2007                11,920                     11,864
03/31/2007                12,039                     11,988
04/30/2007                12,489                     12,467
05/31/2007                12,970                     12,921
06/30/2007                12,760                     12,679
07/31/2007                12,226                     12,247
08/31/2007                12,349                     12,423
09/30/2007                12,704                     12,875
10/31/2007                12,899                     13,112
11/30/2007                12,233                     12,521
12/31/2007                12,159                     12,446
01/31/2008                11,465                     11,691
02/29/2008                11,123                     11,328
03/31/2008                11,043                     11,261
04/30/2008                11,594                     11,824
05/31/2008                11,895                     12,067
06/30/2008                10,877                     11,071
07/31/2008                10,877                     10,983
08/31/2008                11,117                     11,153
09/30/2008                10,086                     10,104
10/31/2008                 8,214                      8,312
11/30/2008                 7,520                      7,656
12/31/2008                 7,718                      7,802
01/31/2009                 7,020                      7,148
02/28/2009                 6,269                      6,399
03/31/2009                 6,845                      6,959
04/30/2009                 7,674                      7,692
05/31/2009                 8,036                      8,102
06/30/2009                 8,072                      8,130
07/31/2009                 8,755                      8,763
08/31/2009                 9,076                      9,076
09/30/2009                 9,506                      9,456
10/31/2009                 9,170                      9,213
11/30/2009                 9,631                      9,736
12/31/2009                10,020                     10,014
01/31/2010                 9,697                      9,653
02/28/2010                10,074                      9,980
03/31/2010                10,744                     10,609
04/30/2010                11,078                     10,838
05/31/2010                10,204                      9,982
06/30/2010                 9,546                      9,408
07/31/2010                10,229                     10,061
08/31/2010                 9,677                      9,587
09/30/2010                10,664                     10,493
10/31/2010                11,077                     10,903
11/30/2010                11,218                     10,966
12/31/2010                12,035                     11,709
01/31/2011                12,276                     11,965
02/28/2011                12,768                     12,400
03/31/2011                12,903                     12,456
04/30/2011                13,254                     12,827
05/31/2011                13,068                     12,681
06/30/2011                12,826                     12,453
07/31/2011                12,463                     12,168
08/31/2011                11,594                     11,438
09/30/2011                10,579                     10,550
10/31/2011                11,904                     11,764
11/30/2011                11,882                     11,733
12/31/2011                11,959                     11,829
01/31/2012                12,603                     12,426
02/29/2012                13,148                     12,952
03/31/2012                13,496                     13,351
04/30/2012                13,363                     13,264
05/31/2012                12,483                     12,444
06/30/2012                12,945                     12,931
07/31/2012                13,034                     13,059
08/31/2012                13,415                     13,385
09/30/2012                13,796                     13,737
10/31/2012                13,605                     13,500
11/30/2012                13,752                     13,604
12/31/2012                13,981                     13,771
01/31/2013                14,830                     14,527
02/28/2013                15,012                     14,719
03/31/2013                15,627                     15,296
04/30/2013                15,797                     15,546
05/31/2013                16,319                     15,913
06/30/2013                16,154                     15,707
07/31/2013                17,089                     16,567
08/31/2013                16,610                     16,105            Past performance is not predictive of
09/30/2013                17,294                     16,704            future performance.
10/31/2013                18,003                     17,413
                                                                       The returns shown do not reflect the
                                                                       deduction of taxes that a shareholder
                                                                       would pay on fund distributions or the
                                                                       redemption of fund shares.
        AVERAGE ANNUAL       ONE       FIVE          FROM
        TOTAL RETURN         YEAR      YEARS      09/15/2005           Russell data copyright (C) Russell
        ---------------------------------------------------------      Investment Group 1995-2013, all rights
                            32.32%     16.99%       7.50%              reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
SEPTEMBER 15, 2005-OCTOBER 31, 2013

                                    [CHART]

                        U.S. Core
                   Equity 2 Portfolio             Russell 3000/R/ Index
                ------------------------        -------------------------
09/15/2005              $10,000                        $10,000
09/30/2005               10,050                         10,026
10/31/2005                9,830                          9,838
11/30/2005               10,240                         10,221
12/31/2005               10,247                         10,229
01/31/2006               10,739                         10,571
02/28/2006               10,759                         10,590
03/31/2006               11,016                         10,773
04/30/2006               11,177                         10,890
05/31/2006               10,774                         10,541
06/30/2006               10,766                         10,560
07/31/2006               10,645                         10,550
08/31/2006               10,887                         10,808
09/30/2006               11,110                         11,050
10/31/2006               11,535                         11,448
11/30/2006               11,827                         11,697
12/31/2006               11,988                         11,837
01/31/2007               12,212                         12,062
02/28/2007               12,090                         11,864
03/31/2007               12,218                         11,988
04/30/2007               12,637                         12,467
05/31/2007               13,148                         12,921
06/30/2007               12,936                         12,679
07/31/2007               12,331                         12,247
08/31/2007               12,444                         12,423
09/30/2007               12,757                         12,875
10/31/2007               12,890                         13,112
11/30/2007               12,155                         12,521
12/31/2007               12,049                         12,446
01/31/2008               11,428                         11,691
02/29/2008               11,066                         11,328
03/31/2008               10,955                         11,261
04/30/2008               11,505                         11,824
05/31/2008               11,826                         12,067
06/30/2008               10,757                         11,071
07/31/2008               10,788                         10,983
08/31/2008               11,028                         11,153
09/30/2008               10,032                         10,104
10/31/2008                8,124                          8,312
11/30/2008                7,388                          7,656
12/31/2008                7,607                          7,802
01/31/2009                6,815                          7,148
02/28/2009                6,022                          6,399
03/31/2009                6,615                          6,959
04/30/2009                7,539                          7,692
05/31/2009                7,900                          8,102
06/30/2009                7,889                          8,130
07/31/2009                8,603                          8,763
08/31/2009                8,955                          9,076
09/30/2009                9,402                          9,456
10/31/2009                8,990                          9,213
11/30/2009                9,397                          9,736
12/31/2009                9,825                         10,014
01/31/2010                9,524                          9,653
02/28/2010                9,922                          9,980
03/31/2010               10,631                         10,609
04/30/2010               11,018                         10,838
05/31/2010               10,146                          9,982
06/30/2010                9,432                          9,408
07/31/2010               10,124                         10,061
08/31/2010                9,519                          9,587
09/30/2010               10,524                         10,493
10/31/2010               10,915                         10,903
11/30/2010               11,089                         10,966
12/31/2010               11,968                         11,709
01/31/2011               12,197                         11,965
02/28/2011               12,743                         12,400
03/31/2011               12,897                         12,456
04/30/2011               13,192                         12,827
05/31/2011               12,984                         12,681
06/30/2011               12,729                         12,453
07/31/2011               12,302                         12,168
08/31/2011               11,370                         11,438
09/30/2011               10,290                         10,550
10/31/2011               11,677                         11,764
11/30/2011               11,633                         11,733
12/31/2011               11,718                         11,829
01/31/2012               12,371                         12,426
02/29/2012               12,902                         12,952
03/31/2012               13,213                         13,351
04/30/2012               13,080                         13,264
05/31/2012               12,182                         12,444
06/30/2012               12,663                         12,931
07/31/2012               12,730                         13,059
08/31/2012               13,131                         13,385
09/30/2012               13,530                         13,737
10/31/2012               13,407                         13,500
11/30/2012               13,530                         13,604
12/31/2012               13,836                         13,771
01/31/2013               14,711                         14,527
02/28/2013               14,892                         14,719
03/31/2013               15,517                         15,296
04/30/2013               15,631                         15,546
05/31/2013               16,223                         15,913
06/30/2013               16,069                         15,707
07/31/2013               17,040                         16,567
08/31/2013               16,514                         16,105               Past performance is not predictive of
09/30/2013               17,220                         16,704               future performance.
10/31/2013               17,920                         17,413
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
                                                                             redemption of fund shares.
         AVERAGE ANNUAL        ONE        FIVE           FROM
         TOTAL RETURN          YEAR       YEARS       09/15/2005             Russell data copyright (C) Russell
         -------------------------------------------------------------       Investment Group 1995-2013, all
                              33.66%      17.14%        7.44%                rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. VECTOR EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
DECEMBER 30, 2005-OCTOBER 31, 2013

                                    [CHART]

             U.S. Vector Equity
                 Portfolio        Russell 2500/R/ Index    Russell 3000/R/ Index
             ------------------  ---------------------    ---------------------
12/30/2005        $10,000             $10,000                 $10,000
12/31/2005         10,000              10,000                  10,000
01/31/2006         10,810              10,707                  10,334
02/28/2006         10,800              10,698                  10,352
03/31/2006         11,196              11,114                  10,531
04/30/2006         11,316              11,153                  10,646
05/31/2006         10,865              10,626                  10,305
06/30/2006         10,845              10,632                  10,323
07/31/2006         10,624              10,297                  10,313
08/31/2006         10,865              10,558                  10,566
09/30/2006         11,050              10,687                  10,802
10/31/2006         11,533              11,200                  11,191
11/30/2006         11,865              11,566                  11,435
12/31/2006         12,001              11,616                  11,572
01/31/2007         12,237              11,930                  11,792
02/28/2007         12,155              11,913                  11,598
03/31/2007         12,268              12,029                  11,719
04/30/2007         12,628              12,339                  12,187
05/31/2007         13,152              12,855                  12,631
06/30/2007         12,951              12,624                  12,395
07/31/2007         12,220              11,899                  11,972
08/31/2007         12,281              12,025                  12,144
09/30/2007         12,496              12,308                  12,587
10/31/2007         12,579              12,624                  12,818
11/30/2007         11,762              11,850                  12,241
12/31/2007         11,632              11,777                  12,166
01/31/2008         11,081              11,057                  11,429
02/29/2008         10,707              10,754                  11,074
03/31/2008         10,663              10,674                  11,009
04/30/2008         11,142              11,249                  11,559
05/31/2008         11,517              11,783                  11,796
06/30/2008         10,417              10,822                  10,823
07/31/2008         10,500              10,897                  10,736
08/31/2008         10,803              11,209                  10,903
09/30/2008          9,892              10,095                   9,878
10/31/2008          7,847               7,920                   8,126
11/30/2008          6,987               7,061                   7,484
12/31/2008          7,307               7,445                   7,627
01/31/2009          6,417               6,775                   6,987
02/28/2009          5,612               6,042                   6,255
03/31/2009          6,178               6,594                   6,803
04/30/2009          7,178               7,610                   7,519
05/31/2009          7,486               7,842                   7,921
06/30/2009          7,490               7,930                   7,947
07/31/2009          8,258               8,646                   8,566
08/31/2009          8,642               8,999                   8,872
09/30/2009          9,093               9,521                   9,244
10/31/2009          8,590               8,970                   9,006
11/30/2009          8,911               9,332                   9,518
12/31/2009          9,442              10,005                   9,789
01/31/2010          9,173               9,670                   9,436
02/28/2010          9,625              10,151                   9,756
03/31/2010         10,347              10,926                  10,371
04/30/2010         10,874              11,444                  10,595
05/31/2010         10,003              10,592                   9,758
06/30/2010          9,227               9,836                   9,197
07/31/2010          9,906              10,528                   9,835
08/31/2010          9,227               9,904                   9,372
09/30/2010         10,243              11,037                  10,257
10/31/2010         10,621              11,460                  10,658
11/30/2010         10,881              11,783                  10,720
12/31/2010         11,813              12,677                  11,446
01/31/2011         11,976              12,847                  11,696
02/28/2011         12,585              13,474                  12,122
03/31/2011         12,794              13,780                  12,177
04/30/2011         13,055              14,178                  12,539
05/31/2011         12,805              14,008                  12,396
06/30/2011         12,530              13,699                  12,174
07/31/2011         12,072              13,178                  11,895
08/31/2011         11,014              12,099                  11,181
09/30/2011          9,822              10,792                  10,314
10/31/2011         11,244              12,374                  11,501
11/30/2011         11,189              12,331                  11,470
12/31/2011         11,274              12,359                  11,564
01/31/2012         11,967              13,180                  12,147
02/29/2012         12,462              13,669                  12,661
03/31/2012         12,762              13,964                  13,052
04/30/2012         12,575              13,862                  12,966
05/31/2012         11,661              12,915                  12,165
06/30/2012         12,122              13,385                  12,641
07/31/2012         12,099              13,294                  12,766
08/31/2012         12,542              13,771                  13,085
09/30/2012         12,947              14,130                  13,429
10/31/2012         12,880              13,982                  13,197
11/30/2012         13,035              14,197                  13,299
12/31/2012         13,413              14,568                  13,462
01/31/2013         14,342              15,564                  14,201
02/28/2013         14,499              15,743                  14,389
03/31/2013         15,148              16,440                  14,953
04/30/2013         15,136              16,491                  15,198
05/31/2013         15,798              17,000                  15,556
06/30/2013         15,667              16,814                  15,354
07/31/2013         16,679              17,912                  16,196
08/31/2013         16,139              17,346                  15,744
09/30/2013         16,932              18,340                  16,329
10/31/2013         17,620              18,933                  17,023
























                                                                                    Past performance is not predictive of
                                                                                    future performance.

                                                                                    The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
                                                                                    redemption of fund shares.
           AVERAGE ANNUAL         ONE         FIVE            FROM
           TOTAL RETURN           YEAR        YEARS        12/30/2005               Russell data copyright (C) Russell
           -----------------------------------------------------------------        Investment Group 1995-2013, all
                                 36.80%       17.56%         7.50%                  rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                           [CHART]

                  U.S. Small Cap Portfolio          Russell 2000/R/ Index
                ----------------------------      ----------------------
10/31/2003                 $10,000                        $10,000
11/30/2003                  10,364                         10,355
12/31/2003                  10,606                         10,565
 1/31/2004                  11,079                         11,024
 2/29/2004                  11,173                         11,123
 3/31/2004                  11,230                         11,226
 4/30/2004                  10,770                         10,654
 5/31/2004                  10,883                         10,823
 6/30/2004                  11,359                         11,279
 7/31/2004                  10,545                         10,520
 8/31/2004                  10,394                         10,466
 9/30/2004                  10,902                         10,957
10/31/2004                  11,110                         11,173
11/30/2004                  12,083                         12,142
12/31/2004                  12,502                         12,501
 1/31/2005                  12,010                         11,980
 2/28/2005                  12,221                         12,182
 3/31/2005                  11,868                         11,834
 4/30/2005                  11,127                         11,156
 5/31/2005                  11,894                         11,886
 6/30/2005                  12,343                         12,344
 7/31/2005                  13,187                         13,126
 8/31/2005                  13,001                         12,883
 9/30/2005                  13,084                         12,923
10/31/2005                  12,681                         12,522
11/30/2005                  13,296                         13,130
12/31/2005                  13,262                         13,070
 1/31/2006                  14,467                         14,242
 2/28/2006                  14,440                         14,203
 3/31/2006                  15,102                         14,892
 4/30/2006                  15,136                         14,889
 5/31/2006                  14,312                         14,053
 6/30/2006                  14,228                         14,144
 7/31/2006                  13,682                         13,683
 8/31/2006                  14,064                         14,089
 9/30/2006                  14,180                         14,206
10/31/2006                  14,980                         15,024
11/30/2006                  15,356                         15,419
12/31/2006                  15,465                         15,471
 1/31/2007                  15,697                         15,729
 2/28/2007                  15,617                         15,605
 3/31/2007                  15,781                         15,772
 4/30/2007                  16,070                         16,055
 5/31/2007                  16,678                         16,713
 6/30/2007                  16,496                         16,469
 7/31/2007                  15,502                         15,343
 8/31/2007                  15,720                         15,690
 9/30/2007                  15,918                         15,960
10/31/2007                  16,231                         16,417
11/30/2007                  15,023                         15,239
12/31/2007                  14,992                         15,229
 1/31/2008                  13,955                         14,191
 2/29/2008                  13,506                         13,665
 3/31/2008                  13,555                         13,722
 4/30/2008                  13,982                         14,296
 5/31/2008                  14,649                         14,953
 6/30/2008                  13,338                         13,802
 7/31/2008                  13,758                         14,313
 8/31/2008                  14,255                         14,829
 9/30/2008                  13,116                         13,648
10/31/2008                  10,416                         10,809
11/30/2008                   9,144                          9,530
12/31/2008                   9,594                         10,083
 1/31/2009                   8,532                          8,962
 2/28/2009                   7,502                          7,873
 3/31/2009                   8,274                          8,576
 4/30/2009                   9,811                          9,901
 5/31/2009                  10,158                         10,200
 6/30/2009                  10,421                         10,349
 7/31/2009                  11,503                         11,346
 8/31/2009                  11,914                         11,672
 9/30/2009                  12,657                         12,345
10/31/2009                  11,779                         11,507
11/30/2009                  12,079                         11,868
12/31/2009                  13,080                         12,823
 1/31/2010                  12,683                         12,351
 2/28/2010                  13,302                         12,907
 3/31/2010                  14,392                         13,958
 4/30/2010                  15,369                         14,748
 5/31/2010                  14,170                         13,629
 6/30/2010                  13,037                         12,573
 7/31/2010                  13,976                         13,437
 8/31/2010                  12,910                         12,442
 9/30/2010                  14,595                         13,992
10/31/2010                  15,193                         14,565
11/30/2010                  15,831                         15,070
12/31/2010                  17,096                         16,267
 1/31/2011                  17,112                         16,225
 2/28/2011                  18,073                         17,115
 3/31/2011                  18,590                         17,558
 4/30/2011                  19,030                         18,022
 5/31/2011                  18,646                         17,684
 6/30/2011                  18,348                         17,276
 7/31/2011                  17,706                         16,652
 8/31/2011                  16,118                         15,203
 9/30/2011                  14,328                         13,499
10/31/2011                  16,523                         15,542
11/30/2011                  16,467                         15,485
12/31/2011                  16,558                         15,587
 1/31/2012                  17,671                         16,689
 2/29/2012                  18,180                         17,088
 3/31/2012                  18,654                         17,526
 4/30/2012                  18,396                         17,255
 5/31/2012                  17,201                         16,113
 6/30/2012                  17,928                         16,917
 7/31/2012                  17,782                         16,683
 8/31/2012                  18,406                         17,240
 9/30/2012                  19,006                         17,806
10/31/2012                  18,771                         17,420
11/30/2012                  18,990                         17,512
12/31/2012                  19,603                         18,136
 1/31/2013                  20,831                         19,271
 2/28/2013                  21,039                         19,484
 3/31/2013                  22,055                         20,383
 4/30/2013                  21,873                         20,309
 5/31/2013                  22,997                         21,120
 6/30/2013                  22,972                         21,012
 7/31/2013                  24,628                         22,483            Past performance is not predictive of
 8/31/2013                  23,795                         21,769            future performance.
 9/30/2013                  25,271                         23,157
10/31/2013                  26,097                         23,740            The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
                                                                             redemption of fund shares.
          AVERAGE ANNUAL         ONE         FIVE          TEN
          TOTAL RETURN           YEAR        YEARS        YEARS              Russell data copyright (C) Russell
          ------------------------------------------------------------       Investment Group 1995-2013, all
                                39.03%       20.16%       10.07%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                            [CHART]

                  U.S. Micro Cap Portfolio       Russell 2000/R/ Index
                ----------------------------     --------------------
10/31/2003                 $10,000                     $10,000
11/30/2003                  10,430                      10,355
12/31/2003                  10,719                      10,565
 1/31/2004                  11,338                      11,024
 2/29/2004                  11,395                      11,123
 3/31/2004                  11,411                      11,226
 4/30/2004                  10,944                      10,654
 5/31/2004                  10,944                      10,823
 6/30/2004                  11,427                      11,279
 7/31/2004                  10,573                      10,520
 8/31/2004                  10,412                      10,466
 9/30/2004                  10,934                      10,957
10/31/2004                  11,135                      11,173
11/30/2004                  12,134                      12,142
12/31/2004                  12,690                      12,501
 1/31/2005                  12,169                      11,980
 2/28/2005                  12,270                      12,182
 3/31/2005                  11,874                      11,834
 4/30/2005                  11,135                      11,156
 5/31/2005                  11,807                      11,886
 6/30/2005                  12,340                      12,344
 7/31/2005                  13,282                      13,126
 8/31/2005                  13,097                      12,883
 9/30/2005                  13,177                      12,923
10/31/2005                  12,807                      12,522
11/30/2005                  13,387                      13,130
12/31/2005                  13,411                      13,070
 1/31/2006                  14,637                      14,242
 2/28/2006                  14,673                      14,203
 3/31/2006                  15,341                      14,892
 4/30/2006                  15,277                      14,889
 5/31/2006                  14,378                      14,053
 6/30/2006                  14,250                      14,144
 7/31/2006                  13,759                      13,683
 8/31/2006                  14,141                      14,089
 9/30/2006                  14,220                      14,206
10/31/2006                  14,994                      15,024
11/30/2006                  15,331                      15,419
12/31/2006                  15,579                      15,471
 1/31/2007                  15,757                      15,729
 2/28/2007                  15,678                      15,605
 3/31/2007                  15,838                      15,772
 4/30/2007                  16,076                      16,055
 5/31/2007                  16,583                      16,713
 6/30/2007                  16,527                      16,469
 7/31/2007                  15,452                      15,343
 8/31/2007                  15,631                      15,690
 9/30/2007                  15,862                      15,960
10/31/2007                  16,131                      16,417
11/30/2007                  14,774                      15,239
12/31/2007                  14,765                      15,229
 1/31/2008                  13,636                      14,191
 2/29/2008                  13,209                      13,665
 3/31/2008                  13,249                      13,722
 4/30/2008                  13,524                      14,296
 5/31/2008                  14,062                      14,953
 6/30/2008                  12,789                      13,802
 7/31/2008                  13,361                      14,313
 8/31/2008                  13,813                      14,829
 9/30/2008                  12,795                      13,648
10/31/2008                  10,146                      10,809
11/30/2008                   8,843                       9,530
12/31/2008                   9,343                      10,083
 1/31/2009                   8,230                       8,962
 2/28/2009                   7,151                       7,873
 3/31/2009                   7,836                       8,576
 4/30/2009                   9,198                       9,901
 5/31/2009                   9,513                      10,200
 6/30/2009                   9,776                      10,349
 7/31/2009                  10,736                      11,346
 8/31/2009                  11,029                      11,672
 9/30/2009                  11,664                      12,345
10/31/2009                  10,816                      11,507
11/30/2009                  11,009                      11,868
12/31/2009                  11,965                      12,823
 1/31/2010                  11,614                      12,351
 2/28/2010                  12,124                      12,907
 3/31/2010                  13,104                      13,958
 4/30/2010                  14,056                      14,748
 5/31/2010                  13,013                      13,629
 6/30/2010                  12,071                      12,573
 7/31/2010                  12,933                      13,437
 8/31/2010                  11,901                      12,442
 9/30/2010                  13,348                      13,992
10/31/2010                  13,928                      14,565
11/30/2010                  14,519                      15,070
12/31/2010                  15,709                      16,267
 1/31/2011                  15,537                      16,225
 2/28/2011                  16,450                      17,115
 3/31/2011                  16,984                      17,558
 4/30/2011                  17,270                      18,022
 5/31/2011                  16,939                      17,684
 6/30/2011                  16,573                      17,276
 7/31/2011                  16,128                      16,652
 8/31/2011                  14,687                      15,203
 9/30/2011                  13,134                      13,499
10/31/2011                  15,160                      15,542
11/30/2011                  15,069                      15,485
12/31/2011                  15,198                      15,587
 1/31/2012                  16,255                      16,689
 2/29/2012                  16,566                      17,088
 3/31/2012                  17,060                      17,526
 4/30/2012                  16,819                      17,255
 5/31/2012                  15,646                      16,113
 6/30/2012                  16,447                      16,917
 7/31/2012                  16,297                      16,683
 8/31/2012                  16,805                      17,240
 9/30/2012                  17,510                      17,806
10/31/2012                  17,151                      17,420
11/30/2012                  17,313                      17,512
12/31/2012                  17,970                      18,136
 1/31/2013                  18,992                      19,271
 2/28/2013                  19,201                      19,484
 3/31/2013                  20,137                      20,383
 4/30/2013                  19,977                      20,309
 5/31/2013                  21,011                      21,120
 6/30/2013                  21,106                      21,012
 7/31/2013                  22,671                      22,483            Past performance is not predictive of
 8/31/2013                  21,883                      21,769            future performance.
 9/30/2013                  23,426                      23,157
10/31/2013                  24,241                      23,740            The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
                                                                          redemption of fund shares.
          AVERAGE ANNUAL         ONE        FIVE         TEN
          TOTAL RETURN           YEAR       YEARS       YEARS             Russell data copyright (C) Russell
          ---------------------------------------------------------       Investment Group 1995-2013, all
                                41.34%      19.03%      9.26%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500(R) INDEX, DOW JONES U.S. SELECT REIT INDEX/SM/
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                 DFA Real Estate                          Dow Jones U.S. Select
               Securities Portfolio    S&P 500/R/ Index       REIT Index/SM/
             ------------------------  ----------------  -----------------------
10/31/2003           $10,000               $10,000              $10,000
11/30/2003            10,450                10,088               10,441
12/31/2003            10,756                10,617               10,754
 1/31/2004            11,198                10,812               11,184
 2/29/2004            11,396                10,962               11,370
 3/31/2004            12,048                10,797               12,054
 4/30/2004            10,319                10,627               10,289
 5/31/2004            11,064                10,773               11,070
 6/30/2004            11,384                10,982               11,401
 7/31/2004            11,431                10,619               11,458
 8/31/2004            12,340                10,662               12,405
 9/30/2004            12,299                10,777               12,345
10/31/2004            12,963                10,942               13,033
11/30/2004            13,527                11,385               13,614
12/31/2004            14,205                11,772               14,320
 1/31/2005            13,015                11,485               13,057
 2/28/2005            13,424                11,727               13,478
 3/31/2005            13,220                11,519               13,274
 4/30/2005            13,970                11,301               14,071
 5/31/2005            14,428                11,660               14,537
 6/30/2005            15,165                11,677               15,295
 7/31/2005            16,268                12,111               16,461
 8/31/2005            15,661                12,001               15,829
 9/30/2005            15,734                12,098               15,898
10/31/2005            15,378                11,896               15,560
11/30/2005            16,071                12,346               16,283
12/31/2005            16,073                12,350               16,299
 1/31/2006            17,308                12,677               17,576
 2/28/2006            17,635                12,712               17,953
 3/31/2006            18,548                12,870               18,872
 4/30/2006            17,848                13,043               18,158
 5/31/2006            17,314                12,667               17,655
 6/30/2006            18,271                12,685               18,660
 7/31/2006            18,898                12,763               19,322
 8/31/2006            19,564                13,067               19,971
 9/30/2006            19,955                13,403               20,360
10/31/2006            21,206                13,840               21,643
11/30/2006            22,214                14,103               22,676
12/31/2006            21,741                14,301               22,162
 1/31/2007            23,624                14,518               24,136
 2/28/2007            23,073                14,234               23,596
 3/31/2007            22,500                14,393               22,991
 4/30/2007            22,480                15,030               22,982
 5/31/2007            22,480                15,555               22,997
 6/30/2007            20,371                15,296               20,838
 7/31/2007            18,767                14,822               19,203
 8/31/2007            19,903                15,044               20,338
 9/30/2007            20,681                15,607               21,134
10/31/2007            20,915                15,855               21,376
11/30/2007            18,781                15,192               19,298
12/31/2007            17,681                15,087               18,272
 1/31/2008            17,689                14,182               18,184
 2/29/2008            17,017                13,721               17,499
 3/31/2008            18,087                13,662               18,662
 4/30/2008            19,154                14,327               19,813
 5/31/2008            19,192                14,513               19,857
 6/30/2008            17,085                13,290               17,657
 7/31/2008            17,580                13,178               18,167
 8/31/2008            18,014                13,369               18,579
 9/30/2008            17,976                12,177               18,501
10/31/2008            12,309                10,132               12,510
11/30/2008             9,460                 9,405                9,438
12/31/2008            11,075                 9,505               11,109
 1/31/2009             9,109                 8,704                9,101
 2/28/2009             7,199                 7,777                7,112
 3/31/2009             7,454                 8,459                7,341
 4/30/2009             9,787                 9,268                9,749
 5/31/2009            10,042                 9,786               10,000
 6/30/2009             9,731                 9,806                9,650
 7/31/2009            10,752                10,547               10,655
 8/31/2009            12,206                10,928               12,215
 9/30/2009            13,023                11,336               13,070
10/31/2009            12,430                11,126               12,478
11/30/2009            13,283                11,793               13,336
12/31/2009            14,195                12,021               14,270
 1/31/2010            13,454                11,588               13,454
 2/28/2010            14,195                11,947               14,218
 3/31/2010            15,638                12,668               15,671
 4/30/2010            16,738                12,868               16,779
 5/31/2010            15,845                11,841               15,875
 6/30/2010            15,024                11,221               15,024
 7/31/2010            16,507                12,007               16,509
 8/31/2010            16,299                11,465               16,288
 9/30/2010            17,005                12,488               17,010
10/31/2010            17,801                12,963               17,796
11/30/2010            17,449                12,965               17,450
12/31/2010            18,265                13,831               18,277
 1/31/2011            18,909                14,159               18,926
 2/28/2011            19,764                14,644               19,790
 3/31/2011            19,468                14,650               19,500
 4/30/2011            20,595                15,084               20,657
 5/31/2011            20,874                14,913               20,977
 6/30/2011            20,187                14,665               20,274
 7/31/2011            20,518                14,366               20,643
 8/31/2011            19,415                13,586               19,512
 9/30/2011            17,282                12,631               17,327
10/31/2011            19,774                14,011               19,873
11/30/2011            19,026                13,981               19,091
12/31/2011            19,900                14,124               19,989
 1/31/2012            21,158                14,756               21,274
 2/29/2012            20,934                15,395               21,037
 3/31/2012            22,011                15,901               22,139
 4/30/2012            22,640                15,801               22,804
 5/31/2012            21,606                14,852               21,764
 6/30/2012            22,825                15,464               22,968
 7/31/2012            23,275                15,678               23,405
 8/31/2012            23,240                16,032               23,342
 9/30/2012            22,807                16,446               22,882
10/31/2012            22,631                16,142               22,673
11/30/2012            22,553                16,236               22,560
12/31/2012            23,379                16,384               23,411
 1/31/2013            24,204                17,232               24,206
 2/28/2013            24,471                17,466               24,408
 3/31/2013            25,145                18,121               25,058
 4/30/2013            26,843                18,470               26,782
 5/31/2013            25,243                18,903               25,178
 6/30/2013            24,771                18,649               24,735
 7/31/2013            24,986                19,598               24,925             Past performance is not predictive of
 8/31/2013            23,227                19,030               23,216             future performance.
 9/30/2013            23,951                19,627               23,957
10/31/2013            24,958                20,529               24,932             The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
                                                                                    redemption of fund shares.
           AVERAGE ANNUAL          ONE          FIVE           TEN
           TOTAL RETURN            YEAR         YEARS         YEARS                 The Dow Jones data are provided by S&P
           ----------------------------------------------------------------         Dow Jones Indices, LLC a part of McGraw
                                  10.28%        15.18%        9.58%                 Hill Financial.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                         [CHART]

                   Large Cap International       MSCI World ex USA
                          Portfolio             Index (net dividends)
                 --------------------------     --------------------
10/31/2003                $10,000                     $10,000
11/30/2003                 10,216                      10,227
12/31/2003                 10,973                      11,011
 1/31/2004                 11,114                      11,164
 2/29/2004                 11,363                      11,421
 3/31/2004                 11,448                      11,478
 4/30/2004                 11,093                      11,178
 5/31/2004                 11,178                      11,230
 6/30/2004                 11,489                      11,489
 7/31/2004                 11,059                      11,139
 8/31/2004                 11,130                      11,185
 9/30/2004                 11,349                      11,511
10/31/2004                 11,731                      11,925
11/30/2004                 12,473                      12,718
12/31/2004                 13,037                      13,255
 1/31/2005                 12,804                      12,994
 2/28/2005                 13,298                      13,572
 3/31/2005                 12,985                      13,264
 4/30/2005                 12,723                      12,926
 5/31/2005                 12,643                      12,950
 6/30/2005                 12,825                      13,161
 7/31/2005                 13,216                      13,586
 8/31/2005                 13,702                      13,961
 9/30/2005                 14,156                      14,599
10/31/2005                 13,845                      14,127
11/30/2005                 14,060                      14,501
12/31/2005                 14,794                      15,173
 1/31/2006                 15,658                      16,133
 2/28/2006                 15,553                      16,079
 3/31/2006                 16,127                      16,589
 4/30/2006                 16,910                      17,382
 5/31/2006                 16,298                      16,722
 6/30/2006                 16,234                      16,700
 7/31/2006                 16,408                      16,857
 8/31/2006                 16,839                      17,336
 9/30/2006                 16,832                      17,322
10/31/2006                 17,478                      18,006
11/30/2006                 17,996                      18,543
12/31/2006                 18,471                      19,074
 1/31/2007                 18,708                      19,191
 2/28/2007                 18,761                      19,344
 3/31/2007                 19,280                      19,840
 4/30/2007                 19,961                      20,742
 5/31/2007                 20,581                      21,203
 6/30/2007                 20,543                      21,224
 7/31/2007                 20,155                      20,931
 8/31/2007                 20,015                      20,628
 9/30/2007                 21,114                      21,800
10/31/2007                 22,056                      22,748
11/30/2007                 21,269                      21,858
12/31/2007                 20,773                      21,447
 1/31/2008                 19,199                      19,513
 2/29/2008                 19,183                      19,867
 3/31/2008                 19,116                      19,583
 4/30/2008                 20,127                      20,672
 5/31/2008                 20,549                      20,986
 6/30/2008                 18,913                      19,354
 7/31/2008                 18,224                      18,665
 8/31/2008                 17,447                      17,943
 9/30/2008                 15,325                      15,353
10/31/2008                 12,094                      12,159
11/30/2008                 11,367                      11,500
12/31/2008                 12,164                      12,106
 1/31/2009                 10,798                      10,976
 2/28/2009                  9,711                       9,865
 3/31/2009                 10,458                      10,515
 4/30/2009                 11,648                      11,871
 5/31/2009                 13,275                      13,373
 6/30/2009                 13,091                      13,234
 7/31/2009                 14,348                      14,477
 8/31/2009                 14,910                      15,170
 9/30/2009                 15,545                      15,796
10/31/2009                 15,141                      15,543
11/30/2009                 15,704                      15,927
12/31/2009                 15,891                      16,181
 1/31/2010                 15,069                      15,423
 2/28/2010                 15,170                      15,407
 3/31/2010                 16,126                      16,399
 4/30/2010                 15,812                      16,155
 5/31/2010                 14,088                      14,372
 6/30/2010                 13,859                      14,164
 7/31/2010                 15,290                      15,473
 8/31/2010                 14,764                      15,011
 9/30/2010                 16,217                      16,451
10/31/2010                 16,806                      17,037
11/30/2010                 16,070                      16,315
12/31/2010                 17,361                      17,629
 1/31/2011                 17,753                      18,009
 2/28/2011                 18,451                      18,676
 3/31/2011                 18,028                      18,302
 4/30/2011                 19,060                      19,299
 5/31/2011                 18,518                      18,727
 6/30/2011                 18,255                      18,460
 7/31/2011                 17,883                      18,156
 8/31/2011                 16,383                      16,621
 9/30/2011                 14,579                      14,952
10/31/2011                 15,990                      16,406
11/30/2011                 15,588                      15,648
12/31/2011                 15,229                      15,477
 1/31/2012                 16,149                      16,312
 2/29/2012                 16,933                      17,209
 3/31/2012                 16,903                      17,082
 4/30/2012                 16,578                      16,792
 5/31/2012                 14,743                      14,878
 6/30/2012                 15,719                      15,852
 7/31/2012                 15,765                      16,050
 8/31/2012                 16,299                      16,508
 9/30/2012                 16,784                      17,009
10/31/2012                 16,932                      17,128
11/30/2012                 17,274                      17,488
12/31/2012                 17,932                      18,017
 1/31/2013                 18,659                      18,903
 2/28/2013                 18,408                      18,715
 3/31/2013                 18,658                      18,863
 4/30/2013                 19,461                      19,722
 5/31/2013                 18,948                      19,281
 6/30/2013                 18,392                      18,558
 7/31/2013                 19,406                      19,546
 8/31/2013                 19,122                      19,294
 9/30/2013                 20,472                      20,657
10/31/2013                 21,139                      21,350            Past performance is not predictive of
                                                                         future performance.

                                                                         The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
                                                                         would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE         TEN              redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS       YEARS
          --------------------------------------------------------       MSCI data copyright MSCI 2013, all
                               24.85%      11.82%      7.77%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
INTERNATIONAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
SEPTEMBER 15, 2005-OCTOBER 31, 2013

                                    [CHART]

                    International Core           MSCI World ex USA
                     Equity Portfolio          Index (net dividends)
                 ------------------------      ---------------------
 9/15/2005               $10,000                      $10,000
 9/30/2005                10,100                       10,171
10/31/2005                 9,860                        9,842
11/30/2005                10,070                       10,103
12/31/2005                10,636                       10,571
 1/31/2006                11,329                       11,240
 2/28/2006                11,339                       11,202
 3/31/2006                11,781                       11,557
 4/30/2006                12,343                       12,110
 5/31/2006                11,841                       11,650
 6/30/2006                11,703                       11,635
 7/31/2006                11,763                       11,744
 8/31/2006                12,108                       12,078
 9/30/2006                12,173                       12,068
10/31/2006                12,652                       12,545
11/30/2006                13,097                       12,919
12/31/2006                13,502                       13,289
 1/31/2007                13,749                       13,370
 2/28/2007                13,821                       13,477
 3/31/2007                14,258                       13,822
 4/30/2007                14,792                       14,451
 5/31/2007                15,203                       14,772
 6/30/2007                15,112                       14,787
 7/31/2007                14,852                       14,583
 8/31/2007                14,571                       14,372
 9/30/2007                15,193                       15,188
10/31/2007                15,913                       15,848
11/30/2007                15,040                       15,228
12/31/2007                14,649                       14,942
 1/31/2008                13,545                       13,595
 2/29/2008                13,566                       13,841
 3/31/2008                13,629                       13,644
 4/30/2008                14,192                       14,402
 5/31/2008                14,426                       14,621
 6/30/2008                13,086                       13,484
 7/31/2008                12,567                       13,004
 8/31/2008                12,091                       12,501
 9/30/2008                10,548                       10,696
10/31/2008                 8,158                        8,471
11/30/2008                 7,666                        8,012
12/31/2008                 8,202                        8,434
 1/31/2009                 7,312                        7,647
 2/28/2009                 6,544                        6,873
 3/31/2009                 7,095                        7,326
 4/30/2009                 8,164                        8,271
 5/31/2009                 9,398                        9,317
 6/30/2009                 9,319                        9,220
 7/31/2009                10,246                       10,086
 8/31/2009                10,815                       10,569
 9/30/2009                11,340                       11,005
10/31/2009                10,997                       10,829
11/30/2009                11,289                       11,097
12/31/2009                11,424                       11,273
 1/31/2010                10,940                       10,745
 2/28/2010                10,951                       10,734
 3/31/2010                11,769                       11,425
 4/30/2010                11,712                       11,255
 5/31/2010                10,336                       10,013
 6/30/2010                10,163                        9,868
 7/31/2010                11,238                       10,780
 8/31/2010                10,781                       10,458
 9/30/2010                11,933                       11,461
10/31/2010                12,369                       11,869
11/30/2010                11,876                       11,367
12/31/2010                13,013                       12,282
 1/31/2011                13,349                       12,547
 2/28/2011                13,799                       13,012
 3/31/2011                13,557                       12,751
 4/30/2011                14,287                       13,446
 5/31/2011                13,847                       13,047
 6/30/2011                13,602                       12,861
 7/31/2011                13,297                       12,649
 8/31/2011                12,122                       11,580
 9/30/2011                10,709                       10,417
10/31/2011                11,690                       11,430
11/30/2011                11,336                       10,902
12/31/2011                11,047                       10,783
 1/31/2012                11,858                       11,365
 2/29/2012                12,466                       11,990
 3/31/2012                12,465                       11,901
 4/30/2012                12,190                       11,699
 5/31/2012                10,732                       10,365
 6/30/2012                11,390                       11,044
 7/31/2012                11,378                       11,182
 8/31/2012                11,779                       11,501
 9/30/2012                12,197                       11,850
10/31/2012                12,332                       11,933
11/30/2012                12,539                       12,184
12/31/2012                13,117                       12,552
 1/31/2013                13,683                       13,170
 2/28/2013                13,535                       13,039
 3/31/2013                13,699                       13,142
 4/30/2013                14,228                       13,741
 5/31/2013                13,908                       13,433
 6/30/2013                13,483                       12,930
 7/31/2013                14,321                       13,617
 8/31/2013                14,171                       13,442
 9/30/2013                15,255                       14,392
10/31/2013                15,782                       14,875           Past performance is not predictive of
                                                                        future performance.

                                                                        The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
                                                                        would pay on fund distributions or the
         AVERAGE ANNUAL       ONE       FIVE          FROM              redemption of fund shares.
         TOTAL RETURN         YEAR      YEARS      09/15/2005
         ---------------------------------------------------------      MSCI data copyright MSCI 2013, all
                             27.98%     14.11%       5.78%              rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                   International Small          MSCI World ex USA Small
                    Company Portfolio          Cap Index (net dividends)
                --------------------------     -------------------------
10/31/03                 $10,000                       $10,000
11/30/03                  10,055                        10,009
12/31/03                  10,624                        10,620
 1/31/04                  11,218                        11,076
 2/29/04                  11,553                        11,412
 3/31/04                  12,017                        11,852
 4/30/04                  11,655                        11,428
 5/31/04                  11,525                        11,305
 6/30/04                  12,062                        11,876
 7/31/04                  11,621                        11,352
 8/31/04                  11,724                        11,411
 9/30/04                  12,003                        11,723
10/31/04                  12,389                        12,157
11/30/04                  13,283                        13,129
12/31/04                  13,909                        13,741
 1/31/05                  14,239                        13,953
 2/28/05                  14,869                        14,546
 3/31/05                  14,607                        14,309
 4/30/05                  14,258                        13,906
 5/31/05                  14,016                        13,939
 6/30/05                  14,369                        14,309
 7/31/05                  14,888                        14,930
 8/31/05                  15,544                        15,388
 9/30/05                  15,915                        16,012
10/31/05                  15,600                        15,429
11/30/05                  15,905                        15,943
12/31/05                  16,963                        17,183
 1/31/06                  18,135                        18,408
 2/28/06                  18,021                        18,177
 3/31/06                  18,851                        19,031
 4/30/06                  19,743                        19,917
 5/31/06                  18,747                        18,816
 6/30/06                  18,387                        18,358
 7/31/06                  18,188                        17,910
 8/31/06                  18,670                        18,433
 9/30/06                  18,808                        18,384
10/31/06                  19,555                        19,114
11/30/06                  20,439                        19,936
12/31/06                  21,183                        20,526
 1/31/07                  21,775                        20,945
 2/28/07                  22,083                        21,312
 3/31/07                  22,909                        22,018
 4/30/07                  23,666                        22,868
 5/31/07                  24,150                        23,205
 6/30/07                  24,111                        23,155
 7/31/07                  24,122                        23,012
 8/31/07                  23,190                        21,799
 9/30/07                  23,700                        22,291
10/31/07                  24,980                        23,796
11/30/07                  23,155                        21,840
12/31/07                  22,382                        21,200
 1/31/08                  20,679                        19,145
 2/29/08                  21,203                        20,054
 3/31/08                  21,231                        19,832
 4/30/08                  21,684                        20,315
 5/31/08                  22,257                        20,725
 6/30/08                  20,609                        19,125
 7/31/08                  19,618                        18,161
 8/31/08                  18,844                        17,489
 9/30/08                  15,987                        14,413
10/31/08                  12,242                        10,855
11/30/08                  11,610                        10,329
12/31/08                  12,563                        11,018
 1/31/09                  11,570                        10,378
 2/28/09                  10,516                         9,430
 3/31/09                  11,212                        10,036
 4/30/09                  12,698                        11,583
 5/31/09                  14,589                        13,297
 6/30/09                  14,742                        13,456
 7/31/09                  15,848                        14,538
 8/31/09                  16,854                        15,658
 9/30/09                  17,750                        16,538
10/31/09                  17,426                        16,283
11/30/09                  17,663                        16,410
12/31/09                  17,834                        16,617
 1/31/10                  17,559                        16,398
 2/28/10                  17,534                        16,305
 3/31/10                  18,786                        17,517
 4/30/10                  19,074                        17,863
 5/31/10                  16,817                        15,717
 6/30/10                  16,778                        15,569
 7/31/10                  18,311                        16,904
 8/31/10                  17,766                        16,465
 9/30/10                  19,720                        18,333
10/31/10                  20,495                        19,089
11/30/10                  19,923                        18,589
12/31/10                  22,099                        20,690
 1/31/11                  22,369                        20,799
 2/28/11                  23,051                        21,390
 3/31/11                  23,015                        21,370
 4/30/11                  24,109                        22,430
 5/31/11                  23,439                        21,809
 6/30/11                  22,964                        21,337
 7/31/11                  22,742                        21,220
 8/31/11                  20,960                        19,544
 9/30/11                  18,483                        17,300
10/31/11                  19,895                        18,705
11/30/11                  19,267                        17,765
12/31/11                  18,707                        17,419
 1/31/12                  20,302                        18,858
 2/29/12                  21,329                        19,926
 3/31/12                  21,412                        19,794
 4/30/12                  21,155                        19,691
 5/31/12                  18,693                        17,377
 6/30/12                  19,424                        17,977
 7/31/12                  19,369                        18,116
 8/31/12                  20,041                        18,636
 9/30/12                  20,877                        19,519
10/31/12                  21,015                        19,614
11/30/12                  21,194                        19,715
12/31/12                  22,234                        20,464
 1/31/13                  23,211                        21,449
 2/28/13                  23,198                        21,525
 3/31/13                  23,619                        21,945
 4/30/13                  24,247                        22,582
 5/31/13                  23,717                        22,052
 6/30/13                  23,088                        21,180
 7/31/13                  24,616                        22,504
 8/31/13                  24,531                        22,464
 9/30/13                  26,551                        24,350              Past performance is not predictive of
10/31/13                  27,457                        25,070              future performance.

                                                                            The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
                                                                            would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE         TEN               redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS       YEARS
          -----------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                30.66%       17.53%      10.63%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                        [CHART]

                     Japanese Small             MSCI Japan Small Cap
                    Company Portfolio           Index (net dividends)
                 --------------------------     ---------------------
10/31/2003                $10,000                    $10,000
11/30/2003                  9,375                      9,313
12/31/2003                  9,926                      9,979
 1/31/2004                 10,394                     10,342
 2/29/2004                 10,456                     10,315
 3/31/2004                 12,558                     12,206
 4/30/2004                 12,152                     11,818
 5/31/2004                 11,569                     11,231
 6/30/2004                 12,664                     12,412
 7/31/2004                 11,869                     11,395
 8/31/2004                 12,046                     11,514
 9/30/2004                 11,754                     11,167
10/31/2004                 11,984                     11,373
11/30/2004                 12,355                     11,868
12/31/2004                 12,945                     12,443
 1/31/2005                 13,463                     12,866
 2/28/2005                 13,955                     13,112
 3/31/2005                 14,035                     13,081
 4/30/2005                 13,651                     12,975
 5/31/2005                 13,410                     12,736
 6/30/2005                 13,662                     12,908
 7/31/2005                 13,948                     13,274
 8/31/2005                 14,708                     13,729
 9/30/2005                 15,308                     14,587
10/31/2005                 15,773                     14,879
11/30/2005                 16,077                     15,515
12/31/2005                 17,902                     17,613
 1/31/2006                 18,658                     18,174
 2/28/2006                 17,533                     16,991
 3/31/2006                 18,307                     17,753
 4/30/2006                 18,658                     17,841
 5/31/2006                 17,335                     16,410
 6/30/2006                 16,670                     15,896
 7/31/2006                 15,874                     14,845
 8/31/2006                 16,127                     15,240
 9/30/2006                 15,841                     14,906
10/31/2006                 15,714                     14,811
11/30/2006                 15,606                     14,686
12/31/2006                 15,741                     14,772
 1/31/2007                 16,060                     15,059
 2/28/2007                 16,707                     15,653
 3/31/2007                 16,570                     15,509
 4/30/2007                 16,343                     15,243
 5/31/2007                 16,005                     14,880
 6/30/2007                 16,263                     14,978
 7/31/2007                 16,346                     14,974
 8/31/2007                 15,658                     14,062
 9/30/2007                 15,636                     13,976
10/31/2007                 15,737                     14,482
11/30/2007                 15,370                     13,873
12/31/2007                 14,398                     13,043
 1/31/2008                 14,001                     12,402
 2/29/2008                 13,881                     12,538
 3/31/2008                 14,153                     12,542
 4/30/2008                 14,255                     12,698
 5/31/2008                 14,773                     13,089
 6/30/2008                 14,072                     12,286
 7/31/2008                 13,679                     11,883
 8/31/2008                 12,923                     11,358
 9/30/2008                 12,074                     10,249
10/31/2008                 11,195                      9,167
11/30/2008                 11,485                      9,542
12/31/2008                 12,654                     10,285
 1/31/2009                 11,785                      9,746
 2/28/2009                 10,246                      8,465
 3/31/2009                 10,720                      8,763
 4/30/2009                 11,146                      9,212
 5/31/2009                 12,517                     10,339
 6/30/2009                 13,345                     10,997
 7/31/2009                 13,621                     11,272
 8/31/2009                 14,337                     11,904
 9/30/2009                 14,182                     11,857
10/31/2009                 13,667                     11,423
11/30/2009                 13,113                     11,014
12/31/2009                 13,059                     10,809
 1/31/2010                 13,232                     11,042
 2/28/2010                 13,482                     11,252
 3/31/2010                 14,167                     11,764
 4/30/2010                 14,580                     12,082
 5/31/2010                 13,359                     11,244
 6/30/2010                 13,565                     11,294
 7/31/2010                 13,798                     11,431
 8/31/2010                 13,420                     11,189
 9/30/2010                 14,013                     11,646
10/31/2010                 13,712                     11,550
11/30/2010                 14,051                     11,775
12/31/2010                 15,344                     12,964
 1/31/2011                 15,686                     13,118
 2/28/2011                 16,409                     13,645
 3/31/2011                 15,383                     12,803
 4/30/2011                 15,305                     12,815
 5/31/2011                 15,051                     12,625
 6/30/2011                 15,800                     13,095
 7/31/2011                 16,372                     13,639
 8/31/2011                 15,928                     13,081
 9/30/2011                 15,842                     13,093
10/31/2011                 15,023                     12,610
11/30/2011                 15,270                     12,269
12/31/2011                 15,189                     12,460
 1/31/2012                 16,144                     12,971
 2/29/2012                 16,163                     13,112
 3/31/2012                 16,621                     13,462
 4/30/2012                 16,273                     13,267
 5/31/2012                 14,911                     12,166
 6/30/2012                 15,700                     12,685
 7/31/2012                 15,168                     12,486
 8/31/2012                 15,168                     12,415
 9/30/2012                 15,385                     12,758
10/31/2012                 15,054                     12,482
11/30/2012                 15,265                     12,568
12/31/2012                 15,822                     12,960
 1/31/2013                 16,318                     13,445
 2/28/2013                 16,713                     13,900
 3/31/2013                 17,989                     15,023
 4/30/2013                 18,941                     16,011
 5/31/2013                 17,392                     14,743
 6/30/2013                 17,544                     14,702
 7/31/2013                 17,959                     14,942
 8/31/2013                 17,554                     14,740
 9/30/2013                 19,529                     16,418
10/31/2013                 19,579                     16,351             Past performance is not predictive of
                                                                         future performance.

                                                                         The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
                                                                         would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE         TEN              redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS       YEARS
          --------------------------------------------------------       MSCI data copyright MSCI 2013, all
                               30.06%      11.83%      6.95%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASIA PACIFIC SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                       [CHART]

                   Asia Pacific Small          MSCI Pacific ex Japan Small Cap
                   Company Portfolio                Index (net dividends)
               --------------------------     ---------------------------------
10/31/2003               $10,000                           $10,000
11/30/2003                10,075                             9,956
12/31/2003                10,520                            10,608
 1/31/2004                11,178                            11,042
 2/29/2004                11,507                            11,376
 3/31/2004                11,143                            11,398
 4/30/2004                10,329                            10,754
 5/31/2004                10,251                            10,705
 6/30/2004                10,287                            10,718
 7/31/2004                10,470                            11,122
 8/31/2004                10,715                            11,489
 9/30/2004                11,372                            12,174
10/31/2004                11,908                            12,954
11/30/2004                12,768                            13,951
12/31/2004                13,056                            14,540
 1/31/2005                13,352                            14,667
 2/28/2005                13,729                            15,134
 3/31/2005                13,262                            14,704
 4/30/2005                12,813                            14,465
 5/31/2005                12,517                            14,651
 6/30/2005                13,080                            15,452
 7/31/2005                13,514                            16,095
 8/31/2005                13,867                            16,082
 9/30/2005                14,374                            16,893
10/31/2005                13,556                            15,901
11/30/2005                13,892                            16,504
12/31/2005                14,100                            16,828
 1/31/2006                15,048                            17,791
 2/28/2006                15,262                            17,969
 3/31/2006                16,034                            18,730
 4/30/2006                16,946                            19,938
 5/31/2006                15,988                            18,920
 6/30/2006                15,876                            18,690
 7/31/2006                16,176                            18,882
 8/31/2006                16,570                            19,498
 9/30/2006                16,738                            19,820
10/31/2006                18,105                            21,202
11/30/2006                19,105                            22,491
12/31/2006                19,643                            23,330
 1/31/2007                20,153                            23,923
 2/28/2007                20,682                            24,379
 3/31/2007                21,758                            25,637
 4/30/2007                23,278                            27,414
 5/31/2007                25,258                            28,491
 6/30/2007                26,288                            29,231
 7/31/2007                26,695                            29,224
 8/31/2007                24,690                            27,343
 9/30/2007                27,579                            29,769
10/31/2007                29,986                            31,804
11/30/2007                27,998                            29,249
12/31/2007                27,511                            28,847
 1/31/2008                24,739                            24,981
 2/29/2008                25,489                            26,465
 3/31/2008                24,250                            24,796
 4/30/2008                25,936                            26,455
 5/31/2008                27,067                            26,740
 6/30/2008                24,392                            23,749
 7/31/2008                22,950                            22,656
 8/31/2008                21,337                            20,816
 9/30/2008                17,670                            16,752
10/31/2008                11,787                            10,835
11/30/2008                10,656                             9,653
12/31/2008                11,818                            10,774
 1/31/2009                10,356                             9,588
 2/28/2009                 9,786                             8,993
 3/31/2009                11,303                            10,281
 4/30/2009                12,986                            12,122
 5/31/2009                16,342                            15,028
 6/30/2009                16,460                            15,451
 7/31/2009                18,831                            17,683
 8/31/2009                19,691                            18,591
 9/30/2009                21,219                            20,149
10/31/2009                21,682                            20,632
11/30/2009                22,693                            21,225
12/31/2009                23,286                            22,073
 1/31/2010                22,019                            20,661
 2/28/2010                22,402                            20,920
 3/31/2010                24,244                            22,645
 4/30/2010                24,564                            23,278
 5/31/2010                21,160                            19,763
 6/30/2010                20,894                            19,650
 7/31/2010                23,207                            21,650
 8/31/2010                23,175                            21,602
 9/30/2010                26,690                            24,845
10/31/2010                27,830                            25,948
11/30/2010                27,450                            25,601
12/31/2010                30,135                            28,185
 1/31/2011                29,483                            27,365
 2/28/2011                29,663                            27,515
 3/31/2011                30,286                            28,360
 4/30/2011                31,557                            29,507
 5/31/2011                30,623                            28,831
 6/30/2011                29,582                            27,806
 7/31/2011                30,060                            28,216
 8/31/2011                27,956                            26,254
 9/30/2011                22,737                            21,480
10/31/2011                26,274                            25,000
11/30/2011                25,567                            23,295
12/31/2011                24,070                            22,548
 1/31/2012                26,552                            24,889
 2/29/2012                28,558                            26,824
 3/31/2012                28,131                            25,984
 4/30/2012                28,012                            26,125
 5/31/2012                24,514                            22,734
 6/30/2012                25,022                            23,052
 7/31/2012                25,383                            23,810
 8/31/2012                26,227                            24,191
 9/30/2012                27,518                            25,477
10/31/2012                28,136                            26,003
11/30/2012                28,523                            26,259
12/31/2012                29,852                            26,918
 1/31/2013                31,342                            28,345
 2/28/2013                31,468                            28,681
 3/31/2013                31,605                            28,754
 4/30/2013                31,067                            28,526
 5/31/2013                28,750                            26,426
 6/30/2013                26,722                            24,166
 7/31/2013                28,024                            25,132                 Past performance is not predictive of
 8/31/2013                28,237                            25,350                 future performance.
 9/30/2013                30,215                            27,300
10/31/2013                31,079                            27,778                 The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
           AVERAGE ANNUAL          ONE          FIVE           TEN                 redemption of fund shares.
           TOTAL RETURN            YEAR         YEARS         YEARS
           ----------------------------------------------------------------        MSCI data copyright MSCI 2013, all
                                  10.46%        21.40%        12.01%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                  [CHART]

                United Kingdom Small          MSCI UK Small Cap
                 Company Portfolio          Index (net dividends)
             --------------------------     ---------------------
10/31/2003            $10,000                      $10,000
11/30/2003             10,047                       10,083
12/31/2003             10,602                       10,649
 1/31/2004             11,391                       11,551
 2/29/2004             12,043                       12,334
 3/31/2004             11,880                       12,287
 4/30/2004             11,445                       11,859
 5/31/2004             11,461                       11,852
 6/30/2004             11,849                       12,264
 7/31/2004             11,404                       11,709
 8/31/2004             11,322                       11,548
 9/30/2004             11,640                       11,928
10/31/2004             12,004                       12,382
11/30/2004             12,966                       13,383
12/31/2004             13,499                       14,155
 1/31/2005             13,877                       14,473
 2/28/2005             14,348                       14,815
 3/31/2005             14,019                       14,630
 4/30/2005             13,542                       13,969
 5/31/2005             13,274                       13,845
 6/30/2005             13,513                       14,058
 7/31/2005             13,777                       14,476
 8/31/2005             14,551                       15,176
 9/30/2005             14,377                       15,203
10/31/2005             13,970                       14,740
11/30/2005             14,566                       15,475
12/31/2005             15,203                       16,144
 1/31/2006             16,388                       17,459
 2/28/2006             16,608                       17,732
 3/31/2006             16,879                       18,091
 4/30/2006             17,723                       19,049
 5/31/2006             17,358                       18,626
 6/30/2006             17,337                       18,468
 7/31/2006             17,457                       18,324
 8/31/2006             18,186                       18,983
 9/30/2006             18,710                       19,540
10/31/2006             19,761                       20,659
11/30/2006             20,997                       21,998
12/31/2006             22,136                       23,030
 1/31/2007             22,278                       22,976
 2/28/2007             22,271                       23,048
 3/31/2007             23,305                       24,001
 4/30/2007             24,102                       25,193
 5/31/2007             24,419                       25,355
 6/30/2007             23,518                       24,617
 7/31/2007             23,382                       24,478
 8/31/2007             23,239                       23,581
 9/30/2007             22,430                       22,245
10/31/2007             24,215                       24,689
11/30/2007             21,404                       21,832
12/31/2007             20,270                       20,736
 1/31/2008             18,901                       19,068
 2/29/2008             19,167                       19,714
 3/31/2008             19,088                       19,466
 4/30/2008             19,405                       19,828
 5/31/2008             19,456                       19,922
 6/30/2008             17,901                       18,560
 7/31/2008             17,266                       17,819
 8/31/2008             16,975                       17,353
 9/30/2008             14,349                       14,162
10/31/2008             10,495                       10,232
11/30/2008              9,745                        9,283
12/31/2008              9,522                        9,048
 1/31/2009              9,292                        8,998
 2/28/2009              8,906                        8,700
 3/31/2009              9,288                        9,205
 4/30/2009             11,230                       11,319
 5/31/2009             12,376                       12,515
 6/30/2009             12,430                       12,603
 7/31/2009             13,506                       13,763
 8/31/2009             14,552                       15,090
 9/30/2009             14,974                       15,438
10/31/2009             14,989                       15,460
11/30/2009             14,936                       15,299
12/31/2009             15,243                       15,677
 1/31/2010             15,091                       15,604
 2/28/2010             14,572                       14,905
 3/31/2010             15,787                       16,219
 4/30/2010             16,360                       16,866
 5/31/2010             14,503                       14,839
 6/30/2010             14,777                       14,903
 7/31/2010             16,767                       16,696
 8/31/2010             16,142                       16,242
 9/30/2010             17,860                       18,032
10/31/2010             18,791                       18,801
11/30/2010             17,860                       18,018
12/31/2010             19,676                       19,903
 1/31/2011             19,957                       20,095
 2/28/2011             20,552                       20,625
 3/31/2011             20,160                       20,269
 4/30/2011             21,940                       22,127
 5/31/2011             21,799                       21,847
 6/30/2011             21,103                       21,111
 7/31/2011             20,953                       21,053
 8/31/2011             18,856                       18,905
 9/30/2011             16,947                       16,912
10/31/2011             18,738                       18,760
11/30/2011             18,162                       18,032
12/31/2011             17,591                       17,430
 1/31/2012             19,138                       19,198
 2/29/2012             20,701                       20,981
 3/31/2012             21,137                       21,050
 4/30/2012             21,496                       21,408
 5/31/2012             19,068                       18,756
 6/30/2012             19,995                       19,649
 7/31/2012             20,325                       20,007
 8/31/2012             21,431                       21,066
 9/30/2012             22,526                       22,190
10/31/2012             23,015                       22,649
11/30/2012             23,155                       22,657
12/31/2012             24,420                       23,700
 1/31/2013             24,847                       24,323
 2/28/2013             25,065                       24,460
 3/31/2013             25,807                       25,119
 4/30/2013             26,452                       25,747
 5/31/2013             26,686                       26,095
 6/30/2013             26,098                       25,154
 7/31/2013             28,295                       27,249           Past performance is not predictive of
 8/31/2013             28,490                       27,622           future performance.
 9/30/2013             30,406                       29,695
10/31/2013             31,487                       30,741           The returns shown do not reflect the
                                                                     deduction of taxes that a shareholder
                                                                     would pay on fund distributions or the
         AVERAGE ANNUAL        ONE       FIVE        TEN             redemption of fund shares.
         TOTAL RETURN          YEAR      YEARS      YEARS
         ------------------------------------------------------      MSCI data copyright MSCI 2013, all
                              36.81%     24.57%     12.15%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                     [CHART]

                        Continental                     MSCI Europe ex
                  Small Company Portfolio     UK Small Cap Index (net dividends)
                  ------------------------    ----------------------------------
 10/31/2003                 $10,000                        $10,000
 11/30/2003                  10,518                         10,532
 12/31/2003                  11,163                         11,083
  1/31/2004                  11,705                         11,641
  2/29/2004                  12,087                         12,033
  3/31/2004                  11,836                         11,618
  4/30/2004                  11,695                         11,435
  5/31/2004                  11,816                         11,471
  6/30/2004                  12,173                         11,881
  7/31/2004                  11,770                         11,403
  8/31/2004                  11,840                         11,439
  9/30/2004                  12,451                         12,077
 10/31/2004                  12,917                         12,589
 11/30/2004                  14,294                         13,986
 12/31/2004                  15,028                         14,686
  1/31/2005                  15,241                         14,850
  2/28/2005                  16,209                         15,891
  3/31/2005                  15,762                         15,485
  4/30/2005                  15,336                         15,029
  5/31/2005                  15,368                         15,243
  6/30/2005                  15,785                         15,731
  7/31/2005                  16,758                         16,810
  8/31/2005                  17,314                         17,288
  9/30/2005                  17,752                         17,878
 10/31/2005                  16,873                         16,644
 11/30/2005                  16,926                         16,856
 12/31/2005                  17,793                         17,833
  1/31/2006                  19,499                         19,823
  2/28/2006                  20,048                         20,383
  3/31/2006                  21,337                         21,700
  4/30/2006                  22,805                         23,237
  5/31/2006                  21,695                         22,043
  6/30/2006                  21,293                         21,541
  7/31/2006                  21,233                         21,305
  8/31/2006                  21,787                         21,806
  9/30/2006                  22,070                         22,035
 10/31/2006                  23,171                         23,213
 11/30/2006                  24,768                         24,837
 12/31/2006                  25,946                         26,009
  1/31/2007                  27,143                         26,842
  2/28/2007                  27,168                         26,957
  3/31/2007                  28,750                         28,390
  4/30/2007                  30,258                         30,108
  5/31/2007                  30,832                         30,633
  6/30/2007                  30,486                         30,340
  7/31/2007                  30,310                         30,118
  8/31/2007                  29,217                         28,755
  9/30/2007                  29,859                         29,327
 10/31/2007                  31,299                         31,082
 11/30/2007                  28,975                         28,858
 12/31/2007                  28,398                         28,274
  1/31/2008                  25,689                         24,869
  2/29/2008                  26,786                         26,374
  3/31/2008                  27,629                         26,910
  4/30/2008                  27,947                         27,370
  5/31/2008                  28,475                         27,796
  6/30/2008                  26,065                         25,227
  7/31/2008                  24,681                         23,795
  8/31/2008                  23,996                         23,145
  9/30/2008                  19,813                         18,353
 10/31/2008                  14,521                         13,189
 11/30/2008                  13,384                         12,096
 12/31/2008                  14,779                         13,213
  1/31/2009                  13,100                         12,027
  2/28/2009                  11,962                         10,968
  3/31/2009                  12,821                         11,816
  4/30/2009                  14,908                         14,275
  5/31/2009                  17,077                         16,407
  6/30/2009                  16,856                         16,196
  7/31/2009                  18,193                         17,650
  8/31/2009                  19,710                         19,462
  9/30/2009                  21,392                         21,327
 10/31/2009                  20,783                         20,745
 11/30/2009                  21,405                         21,171
 12/31/2009                  21,331                         21,267
  1/31/2010                  20,970                         20,983
  2/28/2010                  20,526                         20,386
  3/31/2010                  22,039                         22,039
  4/30/2010                  21,831                         21,900
  5/31/2010                  18,720                         18,512
  6/30/2010                  18,588                         18,236
  7/31/2010                  20,815                         20,420
  8/31/2010                  19,857                         19,450
  9/30/2010                  22,600                         22,451
 10/31/2010                  23,869                         23,891
 11/30/2010                  22,008                         22,081
 12/31/2010                  24,866                         25,173
  1/31/2011                  25,561                         25,742
  2/28/2011                  25,986                         26,179
  3/31/2011                  26,865                         27,062
  4/30/2011                  28,666                         28,952
  5/31/2011                  27,687                         27,848
  6/30/2011                  26,788                         26,949
  7/31/2011                  25,263                         25,313
  8/31/2011                  22,673                         22,669
  9/30/2011                  19,238                         19,263
 10/31/2011                  21,221                         21,374
 11/30/2011                  19,802                         19,704
 12/31/2011                  19,028                         19,034
  1/31/2012                  20,830                         20,922
  2/29/2012                  22,151                         22,528
  3/31/2012                  22,195                         22,345
  4/30/2012                  21,672                         21,973
  5/31/2012                  18,707                         18,960
  6/30/2012                  19,510                         19,894
  7/31/2012                  19,317                         19,823
  8/31/2012                  20,179                         20,687
  9/30/2012                  21,241                         21,801
 10/31/2012                  21,613                         22,177
 11/30/2012                  21,881                         22,516
 12/31/2012                  23,202                         23,731
  1/31/2013                  24,953                         25,663
  2/28/2013                  24,699                         25,584
  3/31/2013                  24,145                         24,927
  4/30/2013                  25,118                         25,895
  5/31/2013                  25,582                         26,483
  6/30/2013                  24,728                         25,304
  7/31/2013                  26,873                         27,605                  Past performance is not predictive of
  8/31/2013                  26,904                         27,554                  future performance.
  9/30/2013                  29,242                         29,910
 10/31/2013                  30,905                         31,711                  The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
           AVERAGE ANNUAL          ONE          FIVE           TEN                  redemption of fund shares.
           TOTAL RETURN            YEAR         YEARS         YEARS
           -----------------------------------------------------------------        MSCI data copyright MSCI 2013, all
                                  42.99%        16.31%        11.94%                rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL EX U.S. REIT INDEX (NET DIVIDENDS)
MARCH 1, 2007-OCTOBER 31, 2013

                                     [CHART]

                      DFA International                    S&P Global ex
              Real Estate Securities Portfolio   U.S. REIT Index (net dividends)
              ---------------------------------  -------------------------------
  3/1/2007                  $10,000                          $10,000
 3/31/2007                   10,480                           10,343
 4/30/2007                   10,570                           10,492
 5/31/2007                   10,780                           10,647
 6/30/2007                   10,061                            9,995
 7/31/2007                    9,459                            9,513
 8/31/2007                    9,679                            9,662
 9/30/2007                   10,130                           10,149
10/31/2007                   10,211                           10,249
11/30/2007                    9,462                            9,433
12/31/2007                    8,995                            9,061
 1/31/2008                    8,627                            8,529
 2/29/2008                    8,585                            8,635
 3/31/2008                    8,606                            8,552
 4/30/2008                    8,659                            8,703
 5/31/2008                    8,332                            8,348
 6/30/2008                    7,450                            7,505
 7/31/2008                    7,215                            7,301
 8/31/2008                    6,970                            7,088
 9/30/2008                    6,457                            6,368
10/31/2008                    4,461                            4,537
11/30/2008                    4,152                            4,234
12/31/2008                    4,325                            4,363
 1/31/2009                    3,873                            3,947
 2/28/2009                    3,356                            3,433
 3/31/2009                    3,587                            3,636
 4/30/2009                    3,950                            4,053
 5/31/2009                    4,479                            4,503
 6/30/2009                    4,578                            4,610
 7/31/2009                    4,985                            5,022
 8/31/2009                    5,535                            5,634
 9/30/2009                    5,887                            6,017
10/31/2009                    5,766                            5,922
11/30/2009                    5,832                            5,926
12/31/2009                    5,925                            6,027
 1/31/2010                    5,704                            5,831
 2/28/2010                    5,728                            5,809
 3/31/2010                    5,925                            6,011
 4/30/2010                    5,974                            6,082
 5/31/2010                    5,347                            5,414
 6/30/2010                    5,360                            5,435
 7/31/2010                    5,987                            6,026
 8/31/2010                    5,999                            6,044
 9/30/2010                    6,577                            6,624
10/31/2010                    6,859                            6,894
11/30/2010                    6,429                            6,471
12/31/2010                    6,997                            7,046
 1/31/2011                    7,025                            7,045
 2/28/2011                    7,318                            7,329
 3/31/2011                    7,332                            7,348
 4/30/2011                    7,792                            7,804
 5/31/2011                    7,750                            7,761
 6/30/2011                    7,694                            7,685
 7/31/2011                    7,569                            7,575
 8/31/2011                    7,262                            7,261
 9/30/2011                    6,328                            6,367
10/31/2011                    6,830                            6,889
11/30/2011                    6,691                            6,606
12/31/2011                    6,455                            6,440
 1/31/2012                    6,897                            6,857
 2/29/2012                    7,133                            7,133
 3/31/2012                    7,221                            7,159
 4/30/2012                    7,369                            7,331
 5/31/2012                    6,941                            6,853
 6/30/2012                    7,398                            7,322
 7/31/2012                    7,737                            7,719
 8/31/2012                    7,855                            7,792
 9/30/2012                    8,032                            8,000
10/31/2012                    8,356                            8,295
11/30/2012                    8,415                            8,352
12/31/2012                    8,611                            8,495
 1/31/2013                    8,745                            8,714
 2/28/2013                    8,811                            8,792
 3/31/2013                    9,161                            9,125
 4/30/2013                    9,644                            9,604
 5/31/2013                    8,761                            8,738
 6/30/2013                    8,445                            8,368
 7/31/2013                    8,478                            8,386                Past performance is not predictive of
 8/31/2013                    8,162                            8,091                future performance.
 9/30/2013                    8,861                            8,784
10/31/2013                    9,128                            9,045                The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
           AVERAGE ANNUAL         ONE         FIVE            FROM                  redemption of fund shares.
           TOTAL RETURN           YEAR        YEARS        03/01/2007
           -----------------------------------------------------------------        The S&P data are provided by Standard
                                  9.24%       15.39%         -1.36%                 & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL REIT INDEX (NET DIVIDENDS)
JUNE 4, 2008-OCTOBER 31, 2013

                                     [CHART]

                         DFA Global Real                   S&P Global
                   Estate Securities Portfolio     REIT Index (net dividends)
                   ---------------------------     ---------------------------
  6/4/2008                   $10,000                       $10,000
 6/30/2008                     9,000                         8,970
 7/31/2008                     9,020                         8,995
 8/31/2008                     9,000                         8,979
 9/30/2008                     8,710                         8,552
10/31/2008                     6,040                         5,939
11/30/2008                     5,040                         4,955
12/31/2008                     5,632                         5,465
 1/31/2009                     4,817                         4,698
 2/28/2009                     3,982                         3,887
 3/31/2009                     4,186                         4,070
 4/30/2009                     5,051                         4,921
 5/31/2009                     5,438                         5,235
 6/30/2009                     5,408                         5,208
 7/31/2009                     5,937                         5,716
 8/31/2009                     6,670                         6,460
 9/30/2009                     7,108                         6,889
10/31/2009                     6,874                         6,673
11/30/2009                     7,159                         6,897
12/31/2009                     7,471                         7,199
 1/31/2010                     7,133                         6,884
 2/28/2010                     7,362                         7,066
 3/31/2010                     7,875                         7,557
 4/30/2010                     8,202                         7,887
 5/31/2010                     7,591                         7,270
 6/30/2010                     7,373                         7,054
 7/31/2010                     8,158                         7,772
 8/31/2010                     8,115                         7,722
 9/30/2010                     8,649                         8,231
10/31/2010                     9,031                         8,595
11/30/2010                     8,682                         8,264
12/31/2010                     9,249                         8,789
 1/31/2011                     9,448                         8,947
 2/28/2011                     9,856                         9,334
 3/31/2011                     9,786                         9,258
 4/30/2011                    10,370                         9,804
 5/31/2011                    10,428                         9,853
 6/30/2011                    10,195                         9,617
 7/31/2011                    10,218                         9,647
 8/31/2011                     9,728                         9,153
 9/30/2011                     8,583                         8,093
10/31/2011                     9,588                         9,052
11/30/2011                     9,296                         8,693
12/31/2011                     9,417                         8,843
 1/31/2012                    10,020                         9,412
 2/29/2012                    10,092                         9,489
 3/31/2012                    10,454                         9,791
 4/30/2012                    10,719                        10,055
 5/31/2012                    10,176                         9,518
 6/30/2012                    10,791                        10,090
 7/31/2012                    11,105                        10,413
 8/31/2012                    11,153                        10,448
 9/30/2012                    11,117                        10,424
10/31/2012                    11,249                        10,520
11/30/2012                    11,249                        10,526
12/31/2012                    11,599                        10,822
 1/31/2013                    11,921                        11,170
 2/28/2013                    12,037                        11,290
 3/31/2013                    12,423                        11,651
 4/30/2013                    13,182                        12,361
 5/31/2013                    12,230                        11,472
 6/30/2013                    11,921                        11,139
 7/31/2013                    11,998                        11,213                Past performance is not predictive of
 8/31/2013                    11,316                        10,573                future performance.
 9/30/2013                    11,908                        11,121
10/31/2013                    12,346                        11,548                The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE            FROM                  redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS        06/04/2008
          ----------------------------------------------------------------        The S&P data are provided by Standard
                                9.74%       15.37%         3.97%                  & Poor's Index Services Group.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                     [CHART]

                         DFA International              MSCI World ex USA
                    Small Cap Value Portfolio    Small Cap Index (net dividends)
                    -------------------------    -------------------------------
10/31/2003                 $10,000                          $10,000
11/30/2003                  10,044                           10,009
12/31/2003                  10,673                           10,620
01/31/2004                  11,324                           11,076
02/29/2004                  11,672                           11,412
03/31/2004                  12,162                           11,852
04/30/2004                  11,734                           11,428
05/31/2004                  11,619                           11,305
06/30/2004                  12,147                           11,876
07/31/2004                  11,724                           11,352
08/31/2004                  11,868                           11,411
09/30/2004                  12,184                           11,723
10/31/2004                  12,581                           12,157
11/30/2004                  13,682                           13,129
12/31/2004                  14,388                           13,741
01/31/2005                  14,790                           13,953
02/28/2005                  15,491                           14,546
03/31/2005                  15,345                           14,309
04/30/2005                  15,046                           13,906
05/31/2005                  14,821                           13,939
06/30/2005                  15,169                           14,309
07/31/2005                  15,746                           14,930
08/31/2005                  16,360                           15,388
09/30/2005                  16,742                           16,012
10/31/2005                  16,354                           15,429
11/30/2005                  16,657                           15,943
12/31/2005                  17,730                           17,183
01/31/2006                  19,030                           18,408
02/28/2006                  19,070                           18,177
03/31/2006                  19,979                           19,031
04/30/2006                  20,809                           19,917
05/31/2006                  19,809                           18,816
06/30/2006                  19,440                           18,358
07/31/2006                  19,370                           17,910
08/31/2006                  19,863                           18,433
09/30/2006                  20,052                           18,384
10/31/2006                  20,931                           19,114
11/30/2006                  21,942                           19,936
12/31/2006                  22,765                           20,526
01/31/2007                  23,371                           20,945
02/28/2007                  23,794                           21,312
03/31/2007                  24,828                           22,018
04/30/2007                  25,565                           22,868
05/31/2007                  26,052                           23,205
06/30/2007                  25,943                           23,155
07/31/2007                  25,877                           23,012
08/31/2007                  24,816                           21,799
09/30/2007                  25,332                           22,291
10/31/2007                  26,330                           23,796
11/30/2007                  24,191                           21,840
12/31/2007                  23,435                           21,200
01/31/2008                  21,890                           19,145
02/29/2008                  22,369                           20,054
03/31/2008                  22,577                           19,832
04/30/2008                  22,961                           20,315
05/31/2008                  23,465                           20,725
06/30/2008                  21,415                           19,125
07/31/2008                  20,463                           18,161
08/31/2008                  19,804                           17,489
09/30/2008                  16,954                           14,413
10/31/2008                  13,264                           10,855
11/30/2008                  12,529                           10,329
12/31/2008                  13,668                           11,018
01/31/2009                  12,515                           10,378
02/28/2009                  11,140                            9,430
03/31/2009                  11,867                           10,036
04/30/2009                  13,791                           11,583
05/31/2009                  15,690                           13,297
06/30/2009                  15,638                           13,456
07/31/2009                  17,094                           14,538
08/31/2009                  18,575                           15,658
09/30/2009                  19,450                           16,538
10/31/2009                  18,759                           16,283
11/30/2009                  18,847                           16,410
12/31/2009                  19,068                           16,617
01/31/2010                  18,701                           16,398
02/28/2010                  18,524                           16,305
03/31/2010                  20,028                           17,517
04/30/2010                  20,281                           17,863
05/31/2010                  17,551                           15,717
06/30/2010                  17,199                           15,569
07/31/2010                  18,871                           16,904
08/31/2010                  17,990                           16,465
09/30/2010                  20,010                           18,333
10/31/2010                  20,636                           19,089
11/30/2010                  20,049                           18,589
12/31/2010                  22,519                           20,690
01/31/2011                  22,991                           20,799
02/28/2011                  23,658                           21,390
03/31/2011                  23,776                           21,370
04/30/2011                  24,797                           22,430
05/31/2011                  23,946                           21,809
06/30/2011                  23,424                           21,337
07/31/2011                  22,974                           21,220
08/31/2011                  20,789                           19,544
09/30/2011                  18,336                           17,300
10/31/2011                  19,731                           18,705
11/30/2011                  19,093                           17,765
12/31/2011                  18,586                           17,419
01/31/2012                  20,448                           18,858
02/29/2012                  21,666                           19,926
03/31/2012                  21,693                           19,794
04/30/2012                  21,091                           19,691
05/31/2012                  18,408                           17,377
06/30/2012                  19,316                           17,977
07/31/2012                  19,261                           18,116
08/31/2012                  19,968                           18,636
09/30/2012                  20,902                           19,519
10/31/2012                  21,097                           19,614
11/30/2012                  21,389                           19,715
12/31/2012                  22,723                           20,464
01/31/2013                  23,889                           21,449
02/28/2013                  24,031                           21,525
03/31/2013                  24,521                           21,945
04/30/2013                  25,217                           22,582
05/31/2013                  24,720                           22,052
06/30/2013                  23,967                           21,180
07/31/2013                  25,754                           22,504                 Past performance is not predictive of
08/31/2013                  25,437                           22,464                 future performance.
09/30/2013                  27,902                           24,350
10/31/2013                  29,069                           25,070                 The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
           AVERAGE ANNUAL          ONE          FIVE           TEN                  redemption of fund shares.
           TOTAL RETURN            YEAR         YEARS         YEARS
           -----------------------------------------------------------------        MSCI data copyright MSCI 2013, all
                                  37.79%        16.99%        11.26%                rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL VECTOR EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 14, 2008-OCTOBER 31, 2013

                                     [CHART]

                            International Vector           MSCI World ex
                              Equity Portfolio       USA Index (net dividends)
                             --------------------     ------------------------
          08/14/2008               $10,000                   $10,000
          08/31/2008                10,050                    10,052
          09/30/2008                 8,750                     8,601
          10/31/2008                 6,740                     6,812
          11/30/2008                 6,340                     6,442
          12/31/2008                 6,798                     6,782
          01/31/2009                 6,065                     6,149
          02/28/2009                 5,392                     5,527
          03/31/2009                 5,903                     5,891
          04/30/2009                 6,919                     6,650
          05/31/2009                 7,985                     7,491
          06/30/2009                 7,932                     7,414
          07/31/2009                 8,715                     8,110
          08/31/2009                 9,274                     8,499
          09/30/2009                 9,740                     8,849
          10/31/2009                 9,404                     8,707
          11/30/2009                 9,608                     8,923
          12/31/2009                 9,715                     9,065
          01/31/2010                 9,377                     8,640
          02/28/2010                 9,357                     8,631
          03/31/2010                10,099                     9,187
          04/30/2010                10,120                     9,050
          05/31/2010                 8,870                     8,051
          06/30/2010                 8,736                     7,935
          07/31/2010                 9,659                     8,668
          08/31/2010                 9,254                     8,409
          09/30/2010                10,289                     9,216
          10/31/2010                10,684                     9,544
          11/30/2010                10,300                     9,140
          12/31/2010                11,397                     9,876
          01/31/2011                11,660                    10,089
          02/28/2011                12,050                    10,463
          03/31/2011                11,881                    10,253
          04/30/2011                12,482                    10,812
          05/31/2011                12,071                    10,491
          06/30/2011                11,823                    10,342
          07/31/2011                11,545                    10,171
          08/31/2011                10,519                     9,311
          09/30/2011                 9,260                     8,376
          10/31/2011                10,045                     9,191
          11/30/2011                 9,733                     8,766
          12/31/2011                 9,464                     8,670
          01/31/2012                10,238                     9,138
          02/29/2012                10,780                     9,641
          03/31/2012                10,780                     9,570
          04/30/2012                10,514                     9,407
          05/31/2012                 9,219                     8,335
          06/30/2012                 9,745                     8,881
          07/31/2012                 9,700                     8,991
          08/31/2012                10,038                     9,248
          09/30/2012                10,435                     9,529
          10/31/2012                10,537                     9,595
          11/30/2012                10,706                     9,797
          12/31/2012                11,253                    10,093
          01/31/2013                11,755                    10,590
          02/28/2013                11,652                    10,484
          03/31/2013                11,784                    10,567
          04/30/2013                12,218                    11,049
          05/31/2013                11,944                    10,801
          06/30/2013                11,564                    10,397
          07/31/2013                12,305                    10,950              Past performance is not predictive of
          08/31/2013                12,213                    10,809              future performance.
          09/30/2013                13,183                    11,573
          10/31/2013                13,648                    11,961              The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE            FROM                 redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        08/14/2008
          -----------------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                29.52%       15.15%         6.15%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 23, 2010-OCTOBER 31, 2013

                                     [CHART]

                         World Ex U.S.        MSCI All Country World
                       Value Portfolio      ex USA Index (net dividends)
                      ------------------   -----------------------------
        08/23/2010         $10,000                   $10,000
        08/31/2010           9,890                     9,920
        09/30/2010          10,980                    10,906
        10/31/2010          11,350                    11,278
        11/30/2010          10,850                    10,843
        12/31/2010          11,859                    11,692
        01/31/2011          12,122                    11,807
        02/28/2011          12,385                    12,118
        03/31/2011          12,311                    12,090
        04/30/2011          12,899                    12,681
        05/31/2011          12,433                    12,315
        06/30/2011          12,238                    12,136
        07/31/2011          11,920                    11,971
        08/31/2011          10,670                    10,945
        09/30/2011           9,314                     9,727
        10/31/2011          10,261                    10,752
        11/30/2011           9,880                    10,203
        12/31/2011           9,590                    10,089
        01/31/2012          10,422                    10,774
        02/29/2012          10,984                    11,379
        03/31/2012          10,811                    11,222
        04/30/2012          10,436                    11,045
        05/31/2012           9,177                     9,791
        06/30/2012           9,755                    10,369
        07/31/2012           9,703                    10,515
        08/31/2012          10,041                    10,735
        09/30/2012          10,475                    11,136
        10/31/2012          10,538                    11,179
        11/30/2012          10,687                    11,392
        12/31/2012          11,281                    11,787
        01/31/2013          11,720                    12,266
        02/28/2013          11,442                    12,137
        03/31/2013          11,460                    12,161
        04/30/2013          11,899                    12,608
        05/31/2013          11,696                    12,316
        06/30/2013          11,154                    11,782
        07/31/2013          11,796                    12,298                Past performance is not predictive of
        08/31/2013          11,666                    12,128                future performance.
        09/30/2013          12,556                    12,971
        10/31/2013          13,026                    13,447                The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
                                                                            would pay on fund distributions or the
          AVERAGE ANNUAL         ONE            FROM                        redemption of fund shares.
          TOTAL RETURN           YEAR        08/23/2010
          ----------------------------------------------------              MSCI data copyright MSCI 2013, all
                                23.61%         8.64%                        rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD EX U.S. TARGETED VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
NOVEMBER 1, 2012-OCTOBER 31, 2013

                                       [CHART]

               World Ex U.S. Targeted        MSCI All Country World ex USA
                  Value Portfolio            Small Cap Index (net dividends)
               -----------------------     ----------------------------------
    11/01/2012        $10,000                          $10,000
    11/30/2012         10,120                           10,013
    12/31/2012         10,735                           10,417
    01/31/2013         11,157                           10,868
    02/28/2013         11,147                           10,925
    03/31/2013         11,278                           11,098
    04/30/2013         11,549                           11,398
    05/31/2013         11,298                           11,175
    06/30/2013         10,766                           10,607
    07/31/2013         11,376                           11,134                   Past performance is not predictive of
    08/31/2013         11,193                           11,038                   future performance.
    09/30/2013         12,191                           11,920
    10/31/2013         12,690                           12,289                   The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
             AVERAGE ANNUAL            FROM                                      redemption of fund shares.
             TOTAL RETURN           11/01/2012
             -----------------------------------------                           MSCI data copyright MSCI 2013, all
                                      26.90%                                     rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 9, 2013-OCTOBER 31, 2013

                                    [CHART]

                           World Ex U.S. Core        MSCI All Country World
                            Equity Portfolio      ex USA Index (net dividends)
                           ------------------     ----------------------------
          04/09/2013            $10,000                  $10,000
          04/30/2013             10,160                   10,415
          05/31/2013              9,890                   10,174
          06/30/2013              9,485                    9,733
          07/31/2013              9,971                   10,159
          08/31/2013              9,830                   10,019
          09/30/2013             10,575                   10,715                  Past performance is not predictive of
          10/31/2013             10,962                   11,108                  future performance.

                                                                                  The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
                                        FROM                                      redemption of fund shares.
               TOTAL RETURN          04/09/2013
               ----------------------------------------                           MSCI data copyright MSCI 2013, all
                                       9.62%                                      rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
NOVEMBER 14, 2011-OCTOBER 31, 2013

                                    [CHART]

                  Selectively Hedged Global       MSCI All Country World
                      Equity Portfolio             Index (net dividends)
                  -------------------------       -----------------------
  11/14/2011                $10,000                        $10,000
  11/30/2011                  9,920                          9,873
  12/31/2011                  9,828                          9,853
   1/31/2012                 10,533                         10,426
   2/29/2012                 11,077                         10,951
   3/31/2012                 11,141                         11,024
   4/30/2012                 10,939                         10,898
   5/31/2012                  9,962                          9,921
   6/30/2012                 10,442                         10,410
   7/31/2012                 10,463                         10,553
   8/31/2012                 10,748                         10,782
   9/30/2012                 11,122                         11,122
  10/31/2012                 11,112                         11,048
  11/30/2012                 11,265                         11,189
  12/31/2012                 11,718                         11,443
   1/31/2013                 12,225                         11,970
   2/28/2013                 12,287                         11,968
   3/31/2013                 12,576                         12,187
   4/30/2013                 12,814                         12,535
   5/31/2013                 12,897                         12,501
   6/30/2013                 12,514                         12,135
   7/31/2013                 13,114                         12,716           Past performance is not predictive of
   8/31/2013                 12,845                         12,451           future performance.
   9/30/2013                 13,569                         13,094
  10/31/2013                 14,096                         13,621           The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL         ONE            FROM                         redemption of fund shares.
          TOTAL RETURN           YEAR        11/14/2011
          ----------------------------------------------------               MSCI data copyright MSCI 2013, all
                                26.86%         19.13%                        rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                                               MSCI Emerging Markets
                Emerging Markets Portfolio     Index (net dividends)
                --------------------------     ---------------------
10/31/2003                 $10,000                     $10,000
11/30/2003                   9,900                      10,122
12/31/2003                  10,941                      10,855
 1/31/2004                  11,143                      11,234
 2/29/2004                  11,633                      11,749
 3/31/2004                  11,709                      11,896
 4/30/2004                  10,966                      10,922
 5/31/2004                  10,831                      10,704
 6/30/2004                  11,026                      10,749
 7/31/2004                  11,018                      10,552
 8/31/2004                  11,324                      10,990
 9/30/2004                  11,957                      11,624
10/31/2004                  12,290                      11,902
11/30/2004                  13,360                      13,004
12/31/2004                  14,216                      13,628
 1/31/2005                  14,328                      13,663
 2/28/2005                  15,396                      14,855
 3/31/2005                  14,337                      13,873
 4/30/2005                  13,992                      13,501
 5/31/2005                  14,406                      13,971
 6/30/2005                  14,834                      14,445
 7/31/2005                  15,784                      15,455
 8/31/2005                  15,880                      15,587
 9/30/2005                  17,139                      17,039
10/31/2005                  16,279                      15,925
11/30/2005                  17,455                      17,243
12/31/2005                  18,460                      18,262
 1/31/2006                  20,217                      20,301
 2/28/2006                  20,155                      20,277
 3/31/2006                  20,429                      20,456
 4/30/2006                  21,646                      21,913
 5/31/2006                  19,141                      19,617
 6/30/2006                  19,111                      19,569
 7/31/2006                  19,461                      19,849
 8/31/2006                  20,069                      20,355
 9/30/2006                  20,339                      20,524
10/31/2006                  21,548                      21,499
11/30/2006                  22,920                      23,097
12/31/2006                  23,844                      24,137
 1/31/2007                  24,190                      23,877
 2/28/2007                  23,807                      23,735
 3/31/2007                  24,892                      24,680
 4/30/2007                  26,471                      25,823
 5/31/2007                  28,241                      27,102
 6/30/2007                  28,700                      28,372
 7/31/2007                  29,380                      29,869
 8/31/2007                  28,866                      29,235
 9/30/2007                  31,409                      32,463
10/31/2007                  34,839                      36,084
11/30/2007                  32,565                      33,526
12/31/2007                  32,432                      33,643
 1/31/2008                  29,598                      29,445
 2/29/2008                  30,536                      31,618
 3/31/2008                  29,583                      29,945
 4/30/2008                  31,685                      32,375
 5/31/2008                  31,869                      32,976
 6/30/2008                  28,589                      29,687
 7/31/2008                  28,209                      28,567
 8/31/2008                  26,529                      26,285
 9/30/2008                  22,827                      21,685
10/31/2008                  16,812                      15,750
11/30/2008                  15,284                      14,565
12/31/2008                  16,475                      15,701
 1/31/2009                  15,216                      14,687
 2/28/2009                  14,218                      13,858
 3/31/2009                  16,273                      15,850
 4/30/2009                  18,677                      18,487
 5/31/2009                  21,859                      21,646
 6/30/2009                  21,667                      21,355
 7/31/2009                  24,138                      23,756
 8/31/2009                  24,219                      23,671
 9/30/2009                  26,341                      25,820
10/31/2009                  25,789                      25,852
11/30/2009                  27,322                      26,962
12/31/2009                  28,300                      28,027
 1/31/2010                  26,749                      26,464
 2/28/2010                  27,072                      26,557
 3/31/2010                  29,330                      28,701
 4/30/2010                  29,497                      29,049
 5/31/2010                  26,745                      26,494
 6/30/2010                  26,786                      26,299
 7/31/2010                  29,138                      28,489
 8/31/2010                  28,456                      27,936
 9/30/2010                  31,682                      31,040
10/31/2010                  32,632                      31,941
11/30/2010                  31,893                      31,098
12/31/2010                  34,474                      33,317
 1/31/2011                  33,574                      32,413
 2/28/2011                  33,327                      32,111
 3/31/2011                  35,171                      33,999
 4/30/2011                  36,396                      35,054
 5/31/2011                  35,385                      34,134
 6/30/2011                  34,953                      33,609
 7/31/2011                  34,671                      33,460
 8/31/2011                  31,855                      30,470
 9/30/2011                  27,033                      26,027
10/31/2011                  30,407                      29,475
11/30/2011                  29,335                      27,511
12/31/2011                  28,471                      27,179
 1/31/2012                  31,525                      30,262
 2/29/2012                  33,226                      32,074
 3/31/2012                  32,351                      31,004
 4/30/2012                  31,764                      30,633
 5/31/2012                  28,339                      27,198
 6/30/2012                  29,724                      28,248
 7/31/2012                  29,966                      28,799
 8/31/2012                  30,146                      28,703
 9/30/2012                  31,830                      30,435
10/31/2012                  31,648                      30,250
11/30/2012                  32,061                      30,634
12/31/2012                  33,924                      32,132
 1/31/2013                  34,097                      32,575
 2/28/2013                  33,690                      32,166
 3/31/2013                  33,203                      31,612
 4/30/2013                  33,560                      31,850
 5/31/2013                  32,463                      31,033
 6/30/2013                  30,419                      29,057
 7/31/2013                  30,854                      29,361
 8/31/2013                  30,121                      28,856          Past performance is not predictive of
 9/30/2013                  32,268                      30,733          future performance.
10/31/2013                  33,731                      32,226
                                                                        The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
                                                                        would pay on fund distributions or the
         AVERAGE ANNUAL       ONE        FIVE         TEN               redemption of fund shares.
         TOTAL RETURN         YEAR       YEARS       YEARS
         --------------------------------------------------------       MSCI data copyright MSCI 2013, all
                              6.58%      14.94%      12.93%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                    Emerging Markets      MSCI Emerging Markets
                   Small Cap Portfolio    Index (net dividends)
                  --------------------    ---------------------
10/31/2003                $10,000                 $10,000
11/30/2003                 10,198                  10,122
12/31/2003                 11,211                  10,855
 1/31/2004                 11,543                  11,234
 2/29/2004                 12,030                  11,749
 3/31/2004                 12,232                  11,896
 4/30/2004                 11,543                  10,922
 5/31/2004                 11,057                  10,704
 6/30/2004                 11,148                  10,749
 7/31/2004                 11,220                  10,552
 8/31/2004                 11,590                  10,990
 9/30/2004                 12,235                  11,624
10/31/2004                 12,535                  11,902
11/30/2004                 13,722                  13,004
12/31/2004                 14,449                  13,628
 1/31/2005                 14,850                  13,663
 2/28/2005                 15,791                  14,855
 3/31/2005                 14,690                  13,873
 4/30/2005                 14,149                  13,501
 5/31/2005                 14,426                  13,971
 6/30/2005                 14,791                  14,445
 7/31/2005                 15,602                  15,455
 8/31/2005                 15,703                  15,587
 9/30/2005                 16,733                  17,039
10/31/2005                 15,917                  15,925
11/30/2005                 17,052                  17,243
12/31/2005                 18,170                  18,262
 1/31/2006                 19,924                  20,301
 2/28/2006                 20,133                  20,277
 3/31/2006                 20,501                  20,456
 4/30/2006                 22,166                  21,913
 5/31/2006                 19,832                  19,617
 6/30/2006                 18,957                  19,569
 7/31/2006                 19,393                  19,849
 8/31/2006                 20,067                  20,355
 9/30/2006                 20,622                  20,524
10/31/2006                 22,177                  21,499
11/30/2006                 23,864                  23,097
12/31/2006                 24,948                  24,137
 1/31/2007                 25,417                  23,877
 2/28/2007                 25,644                  23,735
 3/31/2007                 26,781                  24,680
 4/30/2007                 28,827                  25,823
 5/31/2007                 31,114                  27,102
 6/30/2007                 32,044                  28,372
 7/31/2007                 33,601                  29,869
 8/31/2007                 32,201                  29,235
 9/30/2007                 34,414                  32,463
10/31/2007                 36,993                  36,084
11/30/2007                 34,027                  33,526
12/31/2007                 34,433                  33,643
 1/31/2008                 30,280                  29,445
 2/29/2008                 31,157                  31,618
 3/31/2008                 29,681                  29,945
 4/30/2008                 31,496                  32,375
 5/31/2008                 31,296                  32,976
 6/30/2008                 27,690                  29,687
 7/31/2008                 27,256                  28,567
 8/31/2008                 25,609                  26,285
 9/30/2008                 20,983                  21,685
10/31/2008                 14,616                  15,750
11/30/2008                 13,722                  14,565
12/31/2008                 15,655                  15,701
 1/31/2009                 14,451                  14,687
 2/28/2009                 13,563                  13,858
 3/31/2009                 15,430                  15,850
 4/30/2009                 18,554                  18,487
 5/31/2009                 22,804                  21,646
 6/30/2009                 22,691                  21,355
 7/31/2009                 25,569                  23,756
 8/31/2009                 25,873                  23,671
 9/30/2009                 28,031                  25,820
10/31/2009                 27,998                  25,852
11/30/2009                 29,635                  26,962
12/31/2009                 31,269                  28,027
 1/31/2010                 29,884                  26,464
 2/28/2010                 30,399                  26,557
 3/31/2010                 32,995                  28,701
 4/30/2010                 33,527                  29,049
 5/31/2010                 30,144                  26,494
 6/30/2010                 30,941                  26,299
 7/31/2010                 33,780                  28,489
 8/31/2010                 33,942                  27,936
 9/30/2010                 38,053                  31,040
10/31/2010                 39,570                  31,941
11/30/2010                 38,494                  31,098
12/31/2010                 40,707                  33,317
 1/31/2011                 38,981                  32,413
 2/28/2011                 37,831                  32,111
 3/31/2011                 39,929                  33,999
 4/30/2011                 42,026                  35,054
 5/31/2011                 41,062                  34,134
 6/30/2011                 40,729                  33,609
 7/31/2011                 41,189                  33,460
 8/31/2011                 37,273                  30,470
 9/30/2011                 30,643                  26,027
10/31/2011                 34,020                  29,475
11/30/2011                 32,357                  27,511
12/31/2011                 31,498                  27,179
 1/31/2012                 35,049                  30,262
 2/29/2012                 37,911                  32,074
 3/31/2012                 36,922                  31,004
 4/30/2012                 36,038                  30,633
 5/31/2012                 32,735                  27,198
 6/30/2012                 33,989                  28,248
 7/31/2012                 33,562                  28,799
 8/31/2012                 34,433                  28,703
 9/30/2012                 36,446                  30,435
10/31/2012                 36,303                  30,250
11/30/2012                 36,928                  30,634
12/31/2012                 39,198                  32,132
 1/31/2013                 39,920                  32,575
 2/28/2013                 40,327                  32,166
 3/31/2013                 40,138                  31,612
 4/30/2013                 40,953                  31,850
 5/31/2013                 40,360                  31,033
 6/30/2013                 36,869                  29,057
 7/31/2013                 37,036                  29,361
 8/31/2013                 35,489                  28,856          Past performance is not predictive of
 9/30/2013                 38,080                  30,733          future performance.
10/31/2013                 39,542                  32,226
                                                                   The returns shown do not reflect the
                                                                   deduction of taxes that a shareholder
                                                                   would pay on fund distributions or the
         AVERAGE ANNUAL      ONE       FIVE        TEN             redemption of fund shares.
         TOTAL RETURN        YEAR      YEARS      YEARS
         ----------------------------------------------------      MSCI data copyright MSCI 2013, all
                             8.92%     22.02%     14.74%           rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- CLASS R2 VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
JANUARY 29, 2008-OCTOBER 31, 2013

                                    [CHART]

                      Emerging Markets Value       MSCI Emerging Markets
                       Portfolio - Class R2        Index (net dividends)
                      -----------------------      ---------------------
  1/29/2008                  $10,000                      $10,000
  1/31/2008                   10,050                        9,871
  2/29/2008                   10,450                       10,599
  3/31/2008                   10,097                       10,038
  4/30/2008                   10,872                       10,853
  5/31/2008                   10,962                       11,054
  6/30/2008                    9,677                        9,952
  7/31/2008                    9,489                        9,576
  8/31/2008                    8,674                        8,811
  9/30/2008                    7,174                        7,269
 10/31/2008                    4,949                        5,280
 11/30/2008                    4,569                        4,882
 12/31/2008                    5,120                        5,263
  1/31/2009                    4,675                        4,923
  2/28/2009                    4,262                        4,646
  3/31/2009                    5,002                        5,313
  4/30/2009                    5,996                        6,197
  5/31/2009                    7,342                        7,256
  6/30/2009                    7,241                        7,159
  7/31/2009                    8,197                        7,964
  8/31/2009                    8,265                        7,935
  9/30/2009                    9,035                        8,655
 10/31/2009                    8,823                        8,666
 11/30/2009                    9,388                        9,038
 12/31/2009                    9,847                        9,395
  1/31/2010                    9,297                        8,871
  2/28/2010                    9,347                        8,902
  3/31/2010                   10,147                        9,621
  4/30/2010                   10,246                        9,738
  5/31/2010                    9,147                        8,881
  6/30/2010                    9,199                        8,816
  7/31/2010                   10,085                        9,550
  8/31/2010                    9,864                        9,365
  9/30/2010                   11,031                       10,405
 10/31/2010                   11,444                       10,707
 11/30/2010                   11,031                       10,425
 12/31/2010                   11,960                       11,169
  1/31/2011                   11,583                       10,866
  2/28/2011                   11,391                       10,764
  3/31/2011                   12,043                       11,397
  4/30/2011                   12,466                       11,751
  5/31/2011                   11,990                       11,443
  6/30/2011                   11,738                       11,267
  7/31/2011                   11,639                       11,217
  8/31/2011                   10,454                       10,214
  9/30/2011                    8,577                        8,725
 10/31/2011                    9,701                        9,881
 11/30/2011                    9,206                        9,222
 12/31/2011                    8,875                        9,111
  1/31/2012                   10,102                       10,144
  2/29/2012                   10,714                       10,752
  3/31/2012                   10,253                       10,393
  4/30/2012                    9,918                       10,269
  5/31/2012                    8,817                        9,117
  6/30/2012                    9,214                        9,469
  7/31/2012                    9,155                        9,654
  8/31/2012                    9,279                        9,622
  9/30/2012                    9,873                       10,202
 10/31/2012                    9,742                       10,140
 11/30/2012                    9,849                       10,269
 12/31/2012                   10,564                       10,771
  1/31/2013                   10,734                       10,920
  2/28/2013                   10,550                       10,783
  3/31/2013                   10,459                       10,597
  4/30/2013                   10,547                       10,677
  5/31/2013                   10,243                       10,403
  6/30/2013                    9,377                        9,741           Past performance is not predictive of
  7/31/2013                    9,559                        9,842           future performance.
  8/31/2013                    9,356                        9,673
  9/30/2013                   10,045                       10,302           The returns shown do not reflect the
 10/31/2013                   10,497                       10,803           deduction of taxes that a shareholder
                                                                            would pay on fund distributions or the
         AVERAGE ANNUAL       ONE        FIVE           FROM                redemption of fund shares.
         TOTAL RETURN         YEAR       YEARS       01/29/2008
         ------------------------------------------------------------       MSCI data copyright MSCI 2013, all
                              7.75%      16.23%        0.85%                rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                         Emerging Markets
                         Value Portfolio-         MSCI Emerging Markets
                       Institutional Class        Index (net dividends)
                     -----------------------      ---------------------
  10/31/2003                 $10,000                    $10,000
  11/30/2003                  10,113                     10,122
  12/31/2003                  11,330                     10,855
   1/31/2004                  11,641                     11,234
   2/29/2004                  12,394                     11,749
   3/31/2004                  12,550                     11,896
   4/30/2004                  11,666                     10,922
   5/31/2004                  11,322                     10,704
   6/30/2004                  11,528                     10,749
   7/31/2004                  11,676                     10,552
   8/31/2004                  12,195                     10,990
   9/30/2004                  12,998                     11,624
  10/31/2004                  13,404                     11,902
  11/30/2004                  14,854                     13,004
  12/31/2004                  15,809                     13,628
   1/31/2005                  16,068                     13,663
   2/28/2005                  17,533                     14,855
   3/31/2005                  16,251                     13,873
   4/30/2005                  15,673                     13,501
   5/31/2005                  15,899                     13,971
   6/30/2005                  16,421                     14,445
   7/31/2005                  17,616                     15,455
   8/31/2005                  17,896                     15,587
   9/30/2005                  19,332                     17,039
  10/31/2005                  18,122                     15,925
  11/30/2005                  19,460                     17,243
  12/31/2005                  20,680                     18,262
   1/31/2006                  22,656                     20,301
   2/28/2006                  22,743                     20,277
   3/31/2006                  23,511                     20,456
   4/30/2006                  25,562                     21,913
   5/31/2006                  22,790                     19,617
   6/30/2006                  22,583                     19,569
   7/31/2006                  23,117                     19,849
   8/31/2006                  23,537                     20,355
   9/30/2006                  24,014                     20,524
  10/31/2006                  25,680                     21,499
  11/30/2006                  27,558                     23,097
  12/31/2006                  28,524                     24,137
   1/31/2007                  28,962                     23,877
   2/28/2007                  29,124                     23,735
   3/31/2007                  30,640                     24,680
   4/30/2007                  33,081                     25,823
   5/31/2007                  35,594                     27,102
   6/30/2007                  36,605                     28,372
   7/31/2007                  38,339                     29,869
   8/31/2007                  37,101                     29,235
   9/30/2007                  40,445                     32,463
  10/31/2007                  44,882                     36,084
  11/30/2007                  41,607                     33,526
  12/31/2007                  41,541                     33,643
   1/31/2008                  37,405                     29,445
   2/29/2008                  38,899                     31,618
   3/31/2008                  37,590                     29,945
   4/30/2008                  40,489                     32,375
   5/31/2008                  40,835                     32,976
   6/30/2008                  36,084                     29,687
   7/31/2008                  35,376                     28,567
   8/31/2008                  32,346                     26,285
   9/30/2008                  26,765                     21,685
  10/31/2008                  18,454                     15,750
  11/30/2008                  17,052                     14,565
  12/31/2008                  19,134                     15,701
   1/31/2009                  17,407                     14,687
   2/28/2009                  15,928                     13,858
   3/31/2009                  18,683                     15,850
   4/30/2009                  22,357                     18,487
   5/31/2009                  27,386                     21,646
   6/30/2009                  27,049                     21,355
   7/31/2009                  30,676                     23,756
   8/31/2009                  30,903                     23,671
   9/30/2009                  33,754                     25,820
  10/31/2009                  32,956                     25,852
  11/30/2009                  35,054                     26,962
  12/31/2009                  36,791                     28,027
   1/31/2010                  34,696                     26,464
   2/28/2010                  34,965                     26,557
   3/31/2010                  38,043                     28,701
   4/30/2010                  38,289                     29,049
   5/31/2010                  34,275                     26,494
   6/30/2010                  34,489                     26,299
   7/31/2010                  37,680                     28,489
   8/31/2010                  36,997                     27,936
   9/30/2010                  41,438                     31,040
  10/31/2010                  42,856                     31,941
  11/30/2010                  41,462                     31,098
  12/31/2010                  44,906                     33,317
   1/31/2011                  43,503                     32,413
   2/28/2011                  42,770                     32,111
   3/31/2011                  45,229                     33,999
   4/30/2011                  46,843                     35,054
   5/31/2011                  45,055                     34,134
   6/30/2011                  44,132                     33,609
   7/31/2011                  43,758                     33,460
   8/31/2011                  39,316                     30,470
   9/30/2011                  32,257                     26,027
  10/31/2011                  36,496                     29,475
  11/30/2011                  34,647                     27,511
  12/31/2011                  33,402                     27,179
   1/31/2012                  38,034                     30,262
   2/29/2012                  40,350                     32,074
   3/31/2012                  38,613                     31,004
   4/30/2012                  37,352                     30,633
   5/31/2012                  33,222                     27,198
   6/30/2012                  34,724                     28,248
   7/31/2012                  34,504                     28,799
   8/31/2012                  34,983                     28,703
   9/30/2012                  37,233                     30,435
  10/31/2012                  36,751                     30,250
  11/30/2012                  37,154                     30,634
  12/31/2012                  39,870                     32,132
   1/31/2013                  40,511                     32,575
   2/28/2013                  39,830                     32,166
   3/31/2013                  39,489                     31,612
   4/30/2013                  39,836                     31,850
   5/31/2013                  38,700                     31,033
   6/30/2013                  35,441                     29,057            Past performance is not predictive of
   7/31/2013                  36,129                     29,361            future performance.
   8/31/2013                  35,360                     28,856
   9/30/2013                  37,973                     30,733            The returns shown do not reflect the
  10/31/2013                  39,694                     32,226            deduction of taxes that a shareholder
                                                                           would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE         TEN               redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS       YEARS
          ----------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                8.01%       16.55%      14.78%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
APRIL 5, 2005-OCTOBER 31, 2013

                                    [CHART]

                     Emerging Markets Core       MSCI Emerging Markets
                        Equity Portfolio         Index (net dividends)
                    -----------------------      ---------------------
  4/5/2005                 $10,000                    $10,000
 4/30/2005                   9,580                      9,682
 5/31/2005                   9,720                     10,019
 6/30/2005                   9,980                     10,359
 7/31/2005                  10,653                     11,083
 8/31/2005                  10,763                     11,178
 9/30/2005                  11,511                     12,219
10/31/2005                  10,898                     11,421
11/30/2005                  11,612                     12,365
12/31/2005                  12,295                     13,096
 1/31/2006                  13,395                     14,559
 2/28/2006                  13,416                     14,542
 3/31/2006                  13,684                     14,670
 4/30/2006                  14,624                     15,714
 5/31/2006                  12,988                     14,068
 6/30/2006                  12,775                     14,034
 7/31/2006                  13,019                     14,235
 8/31/2006                  13,333                     14,597
 9/30/2006                  13,598                     14,719
10/31/2006                  14,487                     15,418
11/30/2006                  15,490                     16,564
12/31/2006                  16,100                     17,310
 1/31/2007                  16,327                     17,123
 2/28/2007                  16,204                     17,022
 3/31/2007                  16,906                     17,699
 4/30/2007                  18,042                     18,519
 5/31/2007                  19,353                     19,436
 6/30/2007                  19,811                     20,347
 7/31/2007                  20,485                     21,421
 8/31/2007                  19,956                     20,965
 9/30/2007                  21,671                     23,281
10/31/2007                  23,924                     25,877
11/30/2007                  22,181                     24,043
12/31/2007                  22,136                     24,127
 1/31/2008                  19,968                     21,116
 2/29/2008                  20,621                     22,675
 3/31/2008                  19,871                     21,475
 4/30/2008                  21,378                     23,218
 5/31/2008                  21,473                     23,648
 6/30/2008                  19,079                     21,290
 7/31/2008                  18,877                     20,487
 8/31/2008                  17,623                     18,850
 9/30/2008                  14,861                     15,551
10/31/2008                  10,661                     11,295
11/30/2008                   9,949                     10,445
12/31/2008                  10,922                     11,260
 1/31/2009                   9,948                     10,533
 2/28/2009                   9,277                      9,938
 3/31/2009                  10,741                     11,367
 4/30/2009                  12,702                     13,258
 5/31/2009                  15,206                     15,523
 6/30/2009                  15,058                     15,314
 7/31/2009                  16,880                     17,036
 8/31/2009                  16,946                     16,975
 9/30/2009                  18,408                     18,516
10/31/2009                  18,068                     18,539
11/30/2009                  19,175                     19,336
12/31/2009                  20,050                     20,099
 1/31/2010                  18,950                     18,978
 2/28/2010                  19,159                     19,045
 3/31/2010                  20,812                     20,583
 4/30/2010                  21,010                     20,832
 5/31/2010                  18,974                     19,000
 6/30/2010                  19,134                     18,860
 7/31/2010                  20,862                     20,431
 8/31/2010                  20,585                     20,034
 9/30/2010                  23,045                     22,260
10/31/2010                  23,724                     22,906
11/30/2010                  23,090                     22,302
12/31/2010                  24,785                     23,893
 1/31/2011                  24,003                     23,245
 2/28/2011                  23,589                     23,028
 3/31/2011                  24,931                     24,382
 4/30/2011                  25,915                     25,138
 5/31/2011                  25,199                     24,479
 6/30/2011                  24,849                     24,102
 7/31/2011                  24,793                     23,995
 8/31/2011                  22,555                     21,851
 9/30/2011                  18,823                     18,665
10/31/2011                  21,213                     21,138
11/30/2011                  20,307                     19,729
12/31/2011                  19,668                     19,491
 1/31/2012                  21,984                     21,702
 2/29/2012                  23,365                     23,002
 3/31/2012                  22,635                     22,234
 4/30/2012                  22,133                     21,968
 5/31/2012                  19,805                     19,505
 6/30/2012                  20,693                     20,258
 7/31/2012                  20,705                     20,653
 8/31/2012                  20,923                     20,584
 9/30/2012                  22,115                     21,826
10/31/2012                  21,965                     21,693
11/30/2012                  22,300                     21,969
12/31/2012                  23,698                     23,043
 1/31/2013                  23,907                     23,361
 2/28/2013                  23,744                     23,067
 3/31/2013                  23,492                     22,670
 4/30/2013                  23,759                     22,841
 5/31/2013                  23,108                     22,255
 6/30/2013                  21,448                     20,838
 7/31/2013                  21,740                     21,056             Past performance is not predictive of
 8/31/2013                  21,178                     20,694             future performance.
 9/30/2013                  22,690                     22,040
10/31/2013                  23,668                     23,111             The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
         AVERAGE ANNUAL       ONE        FIVE           FROM              redemption of fund shares.
         TOTAL RETURN         YEAR       YEARS       04/05/2005
         -----------------------------------------------------------      MSCI data copyright MSCI 2013, all
                              7.75%      17.29%        10.57%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2013

   The one-year period ended October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones U.S. Select REIT Index /SM/........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

Source: Russell data copyright (C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap, and/or micro cap companies relative to widely used benchmarks.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy combines investment in investment grade, short-term fixed income instruments with an overlay of S&P 500(R) Index futures contracts, swaps, and/or ETFs. For the 12 months ended October 31, 2013, an average of approximately 96% of the equity exposure consisted of S&P 500(R) Index futures contracts. ETFs accounted for the remaining exposure. The behavior of S&P 500(R) Index futures contracts and ETFs linked to the S&P 500(R) Index is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2013, the total return was 26.99% for the Portfolio and 27.18% for the S&P 500(R) Index. Relative to the Index, the Portfolio's underperformance was primarily due to the performance of the fixed income component of the Portfolio. The return of the fixed income component was slightly less than the average interest rate priced into the S&P 500(R) futures contracts that the Portfolio purchased throughout the year.

U.S. LARGE CAP EQUITY PORTFOLIO

   The U.S. Large Cap Equity Portfolio seeks to capture the returns of U.S. large company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 830 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   From the Portfolio's inception on June 25, 2013, through October 31, 2013, total returns were 11.01% for the Portfolio and 12.13% for the Russell 1000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had higher average cash balances than the Index in June 2013, the month it launched, which was primarily responsible for the Portfolio's relative underperformance compared to the Index as U.S. equities generally had positive returns in the last days of June. The Portfolio's relative underperformance was partly offset by its greater exposure than the Index to smaller stocks within the large cap universe, which generally outperformed larger stocks during the period. The Portfolio's exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's relative performance as REITs underperformed during the period.

U.S. LARGE CAP VALUE PORTFOLIO

   The U.S. Large Cap Value Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 220 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 35.52% for the Portfolio and 28.29% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had significantly greater exposure than the Index to deeper value stocks. These stocks generally outperformed the Index, and the Master Fund's higher weight helped the Portfolio's relative performance. The Master Fund's exclusion of real estate investment trusts ("REITs") and highly regulated utilities also contributed to the Portfolio's outperformance relative to the Index as both sectors underperformed the overall Index during the period.

U.S. TARGETED VALUE PORTFOLIO

   The U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 1,500 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 40.39% for the Portfolio's Class R1 shares, 40.10% for the Portfolio's Class R2 shares, 40.40% for the Portfolio's Institutional Class shares, and 32.83% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of REITs and highly regulated utilities contributed to the Portfolio's outperformance relative to the Index as these sectors underperformed the overall Index during the period.

U.S. SMALL CAP VALUE PORTFOLIO

   The U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 1,200 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 39.35% for the Portfolio and 32.83% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of real estate investment trusts ("REITs") and highly regulated utilities contributed to the Portfolio's outperformance relative to the Index as both sectors underperformed the overall Index during the period.

U.S. CORE EQUITY 1 PORTFOLIO

   The U.S. Core Equity 1 Portfolio seeks to capture the returns of the total U.S. market universe with increased exposure to smaller company stocks and value stocks relative to the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,900 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 32.32% for the Portfolio and 28.99% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had greater exposure than the Index to small cap stocks and less exposure to large cap stocks, both of which contributed to the Portfolio's outperformance relative to the Index as small cap stocks generally outperformed large cap stocks during the period. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

U.S. CORE EQUITY 2 PORTFOLIO

   The U.S. Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe with increased exposure to smaller company stocks and value stocks relative to the U.S. Core Equity 1 Portfolio and the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,900 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 33.66% for the Portfolio and 28.99% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had greater exposure than the Index to small cap stocks and less exposure to large cap stocks, both of which contributed to the Portfolio's outperformance relative to the Index as small cap stocks generally outperformed large cap stocks during the period. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

U.S. VECTOR EQUITY PORTFOLIO

   The U.S. Vector Equity Portfolio seeks to capture the returns of a broadly diversified portfolio of U.S. stocks with increased exposure to smaller company stocks and value stocks relative to the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,800 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 36.80% for the Portfolio and 28.99% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had greater exposure than the Index to small cap stocks and less exposure to large cap stocks, both of which contributed to the Portfolio's outperformance relative to the Index as small cap stocks generally outperformed large cap stocks during the period. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

U.S. SMALL CAP PORTFOLIO

   The U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,200 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 39.03% for the Portfolio and 36.28% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of real estate investment trusts ("REITs") contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period. The Portfolio excluded certain extreme small cap growth stocks, as measured by book-to-market ratio and other metrics, which were held by the Index. These stocks generally underperformed relative to the Index, and their exclusion from the Portfolio also benefited the Portfolio's relative performance.

U.S. MICRO CAP PORTFOLIO

   The U.S. Micro Cap Portfolio seeks to capture the returns of the smallest U.S. company stocks and generally has a smaller market capitalization profile than the U.S. Small Cap Portfolio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 1,900 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 41.34% for the Portfolio and 36.28% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio focuses on micro cap stocks while the Index has exposure to small and mid-cap stocks. Micro cap stocks generally outperformed small and mid-cap stocks during the period, and the Portfolio's greater exposure than the Index to micro cap stocks contributed to the Portfolio's relative outperformance. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period. The Portfolio excluded certain extreme small cap growth stocks, as measured by book-to-market ratio and other metrics, which were held by the Index. These stocks generally underperformed, and their exclusion from the Portfolio benefited the Portfolio's relative performance.

DFA REAL ESTATE SECURITIES PORTFOLIO

   The DFA Real Estate Securities Portfolio seeks to capture the returns of a broadly diversified portfolio of U.S. real estate securities. As of October 31, 2013, the Portfolio held approximately 120 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of portfolio assets.

   For the 12 months ended October 31, 2013, total returns were 10.28% for the Portfolio, 9.96% for the Dow Jones U.S. Select REIT Index/SM/, and 27.18% for the S&P 500(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. real estate securities market rather than the behavior of a limited number of securities. The Portfolio has a lower market cap floor than the Dow Jones U.S. Select REIT Index/SM/ and invests in small cap REITs that may not be included in the Index. In addition, the Index excludes net lease REITs, which are eligible for the Portfolio. These securities held by the Portfolio and excluded by the Index, particularly net lease REITs, generally outperformed during the period and benefited the Portfolio's relative performance.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2013

   The one-year period ended October 31, 2013, was characterized by generally positive monthly returns in the international equity markets with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large cap stocks while value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------

                                                U.S. DOLLAR RETURN
             -                                  ------------------
             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

   During the period, the U.S. dollar (USD) was mixed against developed markets currencies. While the U.S. dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 MONTHS ENDED OCTOBER 31, 2013
                              --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
---------------------------------------------------  --------------------- ------------------
                  United Kingdom....................        20.70%               20.37%
                  Japan.............................        64.48%               34.00%
                  Canada............................        10.59%                5.99%
                  France............................        27.55%               33.82%
                  Australia.........................        26.44%               15.47%
                  Switzerland.......................        27.49%               31.10%
                  Germany...........................        24.72%               30.85%
                  Spain.............................        30.69%               37.11%
                  Sweden............................        24.39%               27.55%
                  Hong Kong.........................        14.30%               14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2013, returns in U.S. dollars were 6.53% for the MSCI Emerging Markets Index (net dividends) versus 24.65% for the MSCI World ex USA Index (net dividends). As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks while growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------

                                                  U.S. DOLLAR RETURN
           -                                      ------------------
           MSCI Emerging Markets Index...........        6.53%
           MSCI Emerging Markets Small Cap Index.       10.29%
           MSCI Emerging Markets Value Index.....        3.88%
           MSCI Emerging Markets Growth Index....        9.06%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, except those in eastern Europe, decreasing USD denominated returns in emerging markets.

                         12 MONTHS ENDED OCTOBER 31, 2013
                          --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
------------------------------------------  --------------------- ------------------
              China........................         9.32%                9.28%
              South Korea..................         9.57%               12.65%
              Brazil.......................         7.85%               -1.52%
              Taiwan.......................        18.76%               18.08%
              South Africa.................        20.85%                5.07%
              India........................        14.98%                0.65%
              Russia.......................        12.94%               10.89%
              Mexico.......................         1.41%                2.11%
              Malaysia.....................        13.25%                9.32%
              Indonesia....................         1.33%              -13.66%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

 GLOBAL REAL ESTATE MARKET REVIEW            12 MONTHS ENDED OCTOBER 31, 2013

   Publicly traded global real estate investment trusts ("REITs") produced positive overall returns during the one-year period ended October 31, 2013. In most of the world, REITs trailed equities but exceeded fixed income returns. REITs in the U.K., Continental Europe, and Japan produced the strongest returns while REITs in emerging markets generally underperformed. The largest REIT market, the United States, had positive returns. On a global basis, specialized and industrial REITs had the biggest gains. Residential REITs were the weakest performers but still delivered positive returns.

       12 MONTHS ENDED OCTOBER 31, 2013
                                                      U.S. DOLLAR RETURN
       -                                              ------------------
       S&P Global ex U.S. REIT Index (net dividends).       9.05%
       S&P Global REIT Index (net dividends).........       9.77%

Source: Standard and Poor's. Copyright S&P, 2013. All rights reserved.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

LARGE CAP INTERNATIONAL PORTFOLIO

   The Large Cap International Portfolio seeks to capture the returns of a broadly diversified portfolio of international large company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 1,500 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 24.85% for the Portfolio and 24.65% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. By design, the Portfolio had slightly greater exposure than the Index to smaller stocks within the large cap universe. These smaller stocks generally outperformed larger stocks within the large cap universe and contributed to the Portfolio's outperformance relative to the Index. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

INTERNATIONAL CORE EQUITY PORTFOLIO

   The International Core Equity Portfolio seeks to capture the returns of the broad universe of international stocks, with increased exposure to smaller company stocks and those with value characteristics. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 4,900 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 27.98% for the Portfolio and 24.65% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. International small cap stocks generally outperformed international large cap and mid cap stocks during the period, and the Portfolio's greater exposure to small cap stocks benefited the Portfolio's performance relative to the Index. The Portfolio's greater exposure to deeper value stocks, as measured by book-to-market, was also beneficial as these stocks generally outperformed the Index. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

INTERNATIONAL SMALL COMPANY PORTFOLIO

   The International Small Company Portfolio seeks to capture the returns of international small company stocks by purchasing shares of five Master Funds that invest individually in Canada, the United Kingdom, Continental Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region ex Japan. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Funds collectively held approximately 4,200 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 30.66% for the Portfolio and 27.81% for the MSCI World ex USA Small Cap Index (net dividends). As a result of each Master Fund's diversified investment approach, the Portfolio's performance was determined principally by broad structural trends in international equity markets rather than the behavior of a limited number of stocks. The Portfolio had a lesser allocation to Canadian securities, which contributed to the Portfolio's outperformance relative to the Index as Canadian securities significantly underperformed. In addition, within the materials sector, the Portfolio's holdings in Canada and Australia significantly outperformed those of the Index. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

JAPANESE SMALL COMPANY PORTFOLIO

   The Japanese Small Company Portfolio seeks to capture the returns of Japanese small company stocks by purchasing shares of The Japanese Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 1,400 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 30.06% for the Portfolio and 30.99% for the MSCI Japan Small Cap Index (net dividends). The Master Fund's lesser exposure than the Index to GungHo Online Entertainment, Inc., an online gaming company that significantly outperformed, was primarily responsible for the Portfolio's underperformance relative to the Index. To a lesser extent, the Master Fund's exclusion of real estate investment trusts ("REITs") benefited the Portfolio's relative performance as REITs underperformed during the period.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

   The Asia Pacific Small Company Portfolio seeks to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore, by purchasing shares of The Asia Pacific Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 940 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 10.46% for the Portfolio and 6.83% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. The Master Fund's greater weight in the consumer discretionary sector and lesser weight in the materials sector contributed to the Portfolio's outperformance relative to the Index as consumer discretionary generally outperformed and materials generally underperformed. The Master Fund's exclusion of real estate investment trusts ("REITs") also had a small positive impact on the Portfolio's relative performance as REITs underperformed during the period.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

   The United Kingdom Small Company Portfolio seeks to capture the returns of U.K. small company stocks by purchasing shares of The United Kingdom Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 350 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 36.81% for the Portfolio and 35.72% for the MSCI UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Master Fund had a lesser allocation to the energy sector, which contributed to the Portfolio's outperformance relative to the Index as energy significantly underperformed. The Master Fund's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period. To a lesser extent, differences in the valuation timing and methodology between the Master Fund and the Index generally detracted from the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

CONTINENTAL SMALL COMPANY PORTFOLIO

   The Continental Small Company Portfolio seeks to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares of The Continental Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 1,200 securities in 14 eligible developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 42.99% for the Portfolio and 42.99% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. The Master Fund's exclusion of real estate investment trusts ("REITs") had a positive impact on the Portfolio's relative performance as REITs underperformed during the period. To a lesser extent, differences in the valuation timing and methodology between the Master Fund and the Index generally detracted from the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in international markets. As of October 31, 2013, the Portfolio held approximately 220 securities in 20 approved developed and emerging market countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of portfolio assets.

   For the 12 months ended October 31, 2013, total returns were 9.24% for the Portfolio and 9.05% for the S&P Global ex US REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was determined principally by structural trends in international real estate securities markets rather than the behavior of a limited number of stocks. Withholding tax rate differences between the Portfolio and the Index contributed to the Portfolio's outperformance relative to the Index.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA Global Real Estate Securities Portfolio, a fund of funds, is designed to capture the returns of a broadly diversified portfolio of real estate securities in U.S. and international markets. As of October 31, 2013, the Portfolio invested in the DFA International Real Estate Securities Portfolio and the DFA Real Estate Securities Portfolio (the "Underlying Funds"). As of that date, the Underlying Funds held approximately 350 securities in 21 approved developed and emerging markets countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 9.74% for the Portfolio and 9.77% for the S&P Global REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was principally determined by structural trends in global real estate securities markets rather than the behavior of a limited number of stocks. The Portfolio generally performed in-line with the Index.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

   The DFA International Small Cap Value Portfolio seeks to capture the returns of international small company value stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,000 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 37.79% for the Portfolio and 27.81% for the MSCI World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets rather than the behavior of a limited number of stocks. Within the small cap universe, the Portfolio's greater exposure to value stocks, as measured by book-to-market, contributed to the Portfolio's outperformance relative to the Index as these stocks generally outperformed. Differences in holdings in the materials and industrials sectors also contributed significantly to the Portfolio's outperformance relative to the Index. The Portfolio's exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's relative performance as REITs underperformed during the period.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

   The International Vector Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks with increased exposure to smaller company stocks and those with value characteristics relative to the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 4,300 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 29.52% for the Portfolio and 24.65% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. International small cap stocks generally outperformed international mid cap and large cap stocks during the period, and the Portfolio's greater exposure to small cap stocks contributed to the Portfolio's outperformance relative to the Index. The Portfolio's greater exposure to deeper value stocks, as measured by book-to-market, was also beneficial as these stocks generally outperformed the Index. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

WORLD EX U.S. VALUE PORTFOLIO

   The World ex U.S. Value Portfolio seeks to capture the returns of value stocks across all market capitalizations in international developed and emerging markets by purchasing shares of three funds managed by Dimensional:
The DFA International Value Series, The DFA International Small Cap Value Portfolio, and The Dimensional Emerging Markets Value Fund (the "Underlying Funds"). Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Underlying Funds collectively held approximately 4,700 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 23.61% for the Portfolio and 20.29% for the MSCI All Country World ex USA Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in the international and emerging equity markets rather than the behavior of a limited number of stocks. The Portfolio focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. Value stocks generally outperformed growth stocks during the period, particularly in developed markets. The Portfolio had greater exposure than the Index to value stocks, which contributed to the Portfolio's outperformance relative to the Index. The Underlying Funds invest in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. Small cap stocks generally outperformed large and mid cap stocks during the period, and the Portfolio's greater exposure to small cap stocks contributed to the Portfolio's outperformance relative to the Index. The Underlying Funds' exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's relative performance as REITs underperformed during the period. Differences in the valuation timing and methodology between the Portfolio and the Index generally detracted from the Portfolio's relative performance. The Underlying Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

   The World ex U.S. Targeted Value Portfolio seeks to capture the returns of value stocks in international developed and emerging markets by purchasing shares of four funds managed by Dimensional: The DFA International Small Cap Value Portfolio, the International Vector Equity Portfolio, the Dimensional Emerging Markets Value Fund, and the Emerging Markets Small Cap Series (the "Underlying Funds"). Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Underlying Funds collectively held approximately 8,200 securities. In general, cash exposure was low throughout the period with an average cash balance of less than 1% of the Portfolio's assets.

   From the Portfolio's inception on November 1, 2012, through October 31, 2013, total returns were 26.90% for the Portfolio and 22.89% for the MSCI All Country World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Underlying Funds focus on small and mid-cap securities that are considered value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. Value stocks, particularly within the developed markets small cap universe, generally outperformed growth stocks during the period. The Portfolio had greater exposure than the Index to these stocks, which contributed to the Portfolio's outperformance relative to the Index. The Underlying Funds' exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's relative performance as REITs underperformed during the period.

WORLD EX U.S. CORE EQUITY PORTFOLIO

   The World ex U.S. Core Equity Portfolio seeks to capture the returns of international stocks in developed and emerging markets, with increased exposure to smaller company stocks and those with value characteristics, by purchasing shares of two funds managed by Dimensional: The International Core Equity Portfolio and the Emerging Markets Core Equity Portfolio (the "Underlying Funds"). Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Underlying Funds collectively held approximately 8,800 securities. In general, cash exposure was low throughout the period with an average cash balance of less than 1% of the Portfolio's assets.

   From the Portfolio's inception on April 9, 2013, through October 31, 2013, total returns were 9.62% for the Portfolio and 11.08% for the MSCI All Country World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio had a higher than average cash balance around the time of its launch in April 2013. As developed and emerging market equities generally had positive returns in April, the higher cash balance was primarily responsible for the Portfolio's underperformance relative to the Index. The Portfolio's relative underperformance was partly offset by its greater exposure than the Index to small cap stocks and value stocks, both of which generally outperformed relative to the Index during the period. The Underlying Funds' exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's relative performance as REITs underperformed during the period.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

   The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional. As of the date of this report, the mutual funds invested in by the Portfolio include the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Underlying Funds held approximately 12,000 equity securities in 44 countries.

   For the 12 months ended October 31, 2013, total returns were 26.86% for the Portfolio and 23.29% for the MSCI All Country World Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country. The Underlying Funds invest in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. The Portfolio had greater exposure than the Index to value stocks, as measured by book-to-market ratio. This emphasis on small cap and value, particularly in the U.S., was primarily responsible for the Portfolio's outperformance relative to the Index as small cap stocks and value stocks generally outperformed large and mid cap stocks and growth stocks, respectively, during the period. The Underlying Funds' exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs generally underperformed during the period. The Portfolio had greater exposure than the Index to emerging markets, which detracted from the Portfolio's relative performance as emerging markets generally underperformed during the period. The Portfolio's currency hedging in Japanese yen also contributed to the Portfolio's outperformance relative to the Index during the period.

EMERGING MARKETS PORTFOLIO

   The Emerging Markets Portfolio seeks to capture the returns of large cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 1,000 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 6.58% for the Portfolio and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. Differences in country weights between the Master Fund and the Index contributed to relative performance differences. In addition, differences in holdings within the financial sector contributed to the Master Fund's outperformance relative to the Index.

EMERGING MARKETS SMALL CAP PORTFOLIO

   The Emerging Markets Small Cap Portfolio seeks to capture the returns of small company stocks in selected emerging markets by purchasing shares of the Emerging Markets Small Cap Series, a Master Fund that invests in such securities. The Master Fund's investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 3,100 securities across 17 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 8.92% for the Portfolio and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was principally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund focuses on small cap stocks while the Index primarily holds large cap and mid-cap stocks. Emerging markets small cap stocks generally outperformed emerging markets large cap stocks over the period. The Master Fund's significantly greater exposure to small cap stocks was primarily responsible for the Portfolio's outperformance relative to the Index.

EMERGING MARKETS VALUE PORTFOLIO

   The Emerging Markets Value Portfolio seeks to capture the returns of value stocks of large and small companies in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund that invests in such securities. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 2,200 securities across 19 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 7.75% for the Portfolio's Class R2 shares, 8.01% for the Portfolio's Institutional Class shares, and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was generally determined by broad structural trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund invests in stocks across all size categories while the Index primarily holds large and mid-cap stocks. Emerging markets small cap stocks generally outperformed emerging markets large cap stocks during the period. The Master Fund's greater exposure to small cap stocks value was primarily responsible for the Portfolio's outperformance relative to the Index. The Master Fund's greater exposure to value stocks, as measured by book-to-market, was also beneficial as these stocks generally outperformed the Index.

EMERGING MARKETS CORE EQUITY PORTFOLIO

   The Emerging Markets Core Equity Portfolio seeks to capture the returns of a broad universe of stocks in selected emerging markets with increased exposure to smaller company stocks and those stocks with value characteristics, as measured by book-to-market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 3,900 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 7.75% for the Portfolio and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Portfolio's diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large and mid-cap stocks. Emerging markets small cap stocks generally outperformed emerging markets large cap stocks during the period. The Portfolio's greater exposure to small cap stocks was primarily responsible for the Portfolio's outperformance relative to the Index. The Portfolio's greater exposure to value stocks, as measured by book-to-market, also contributed to the Portfolio's relative performance as these stocks generally outperformed the Index.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2013
 EXPENSE TABLES
                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/13  10/31/13    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
 ENHANCED U.S. LARGE COMPANY PORTFOLIO
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,110.50    0.24%    $1.28
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.00    0.24%    $1.22

 U.S. LARGE CAP EQUITY PORTFOLIO+
 --------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,110.10    0.19%    $0.70
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.25    0.19%    $0.97

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     05/01/13  10/31/13    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   U.S. LARGE CAP VALUE PORTFOLIO**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,144.80    0.27%    $1.46
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.84    0.27%    $1.38

   U.S. TARGETED VALUE PORTFOLIO
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,182.90    0.46%    $2.53
    Class R2 Shares................. $1,000.00 $1,181.40    0.62%    $3.41
    Institutional Class Shares...... $1,000.00 $1,182.60    0.37%    $2.04
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.89    0.46%    $2.35
    Class R2 Shares................. $1,000.00 $1,022.08    0.62%    $3.16
    Institutional Class Shares...... $1,000.00 $1,023.34    0.37%    $1.89

   U.S. SMALL CAP VALUE PORTFOLIO
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,172.70    0.52%    $2.85
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.58    0.52%    $2.65

   U.S. CORE EQUITY 1 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,139.70    0.19%    $1.02
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.25    0.19%    $0.97

   U.S. CORE EQUITY 2 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,146.40    0.22%    $1.19
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.10    0.22%    $1.12

   U.S. VECTOR EQUITY PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,164.10    0.32%    $1.75
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.59    0.32%    $1.63

   U.S. SMALL CAP PORTFOLIO
   ------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,193.10    0.37%    $2.05
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.34    0.37%    $1.89

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          BEGINNING  ENDING              EXPENSES
                                           ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                            VALUE    VALUE     EXPENSE    DURING
                                          05/01/13  10/31/13    RATIO*   PERIOD*
                                          --------- --------- ---------- --------
U.S. MICRO CAP PORTFOLIO
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,213.50    0.52%    $2.90
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.58    0.52%    $2.65

DFA REAL ESTATE SECURITIES PORTFOLIO
------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  929.70    0.18%    $0.88
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,024.30    0.18%    $0.92

LARGE CAP INTERNATIONAL PORTFOLIO
---------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,086.20    0.28%    $1.47
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.79    0.28%    $1.43

INTERNATIONAL CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,109.20    0.38%    $2.02
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.29    0.38%    $1.94

INTERNATIONAL SMALL COMPANY PORTFOLIO***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,132.40    0.53%    $2.85
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.53    0.53%    $2.70

JAPANESE SMALL COMPANY PORTFOLIO**
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,033.70    0.54%    $2.77
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.48    0.54%    $2.75

ASIA PACIFIC SMALL COMPANY PORTFOLIO**
--------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,000.40    0.55%    $2.77
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.43    0.55%    $2.80

UNITED KINGDOM SMALL COMPANY PORTFOLIO**
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,190.40    0.59%    $3.26
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.23    0.59%    $3.01

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    BEGINNING  ENDING              EXPENSES
                                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                      VALUE    VALUE     EXPENSE    DURING
                                                    05/01/13  10/31/13    RATIO*   PERIOD*
                                                    --------- --------- ---------- --------
CONTINENTAL SMALL COMPANY PORTFOLIO**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,230.40    0.57%    $3.20
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.33    0.57%    $2.91

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  946.50    0.39%    $1.91
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.24    0.39%    $1.99

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO***
----------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  936.50    0.32%    $1.56
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.59    0.32%    $1.63

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,152.70    0.67%    $3.64
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.83    0.67%    $3.41

INTERNATIONAL VECTOR EQUITY PORTFOLIO
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,117.00    0.51%    $2.72
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.63    0.51%    $2.60

WORLD EX U.S. VALUE PORTFOLIO***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,094.70    0.60%    $3.17
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.18    0.60%    $3.06

WORLD EX U.S. TARGETED VALUE PORTFOLIO***
-----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,098.80    0.79%    $4.18
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.22    0.79%    $4.02

WORLD EX U.S. CORE EQUITY PORTFOLIO***
--------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,078.90    0.47%    $2.46
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.84    0.47%    $2.40

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               05/01/13  10/31/13    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,100.10    0.40%    $2.12
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.19    0.40%    $2.04

EMERGING MARKETS PORTFOLIO**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,005.10    0.55%    $2.78
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.43    0.55%    $2.80

EMERGING MARKETS SMALL CAP PORTFOLIO**
--------------------------------------
Actual Fund Return
   Institutional Class Shares................. $1,000.00 $  965.50    0.71%    $3.52
Hypothetical 5% Annual Return
   Institutional Class Shares................. $1,000.00 $1,021.63    0.71%    $3.62

EMERGING MARKETS VALUE PORTFOLIO**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $  995.20    0.79%    $3.97
 Institutional Class Shares................... $1,000.00 $  996.40    0.54%    $2.72
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,021.22    0.79%    $4.02
 Institutional Class Shares................... $1,000.00 $1,022.48    0.54%    $2.75

EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  996.20    0.61%    $3.07
Hypothetical 5% Annual Return
   Institutional Class Shares................. $1,000.00 $1,022.13    0.61%    $3.11

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

+ U.S. Large Cap Equity Portfolio commenced operations on June 25, 2013.
  Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (129), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 184 day period for the six months ended October 31, 2013 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Companies' holdings which reflect the investments by category or country.

FEEDER FUNDS

                                            AFFILIATED INVESTMENT COMPANIES
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

              International Small Company Portfolio....... 100.0%
              DFA Global Real Estate Securities Portfolio. 100.0%
              World ex U.S. Value Portfolio............... 100.0%
              World ex U.S. Targeted Value Portfolio...... 100.0%
              World ex U.S. Core Equity Portfolio......... 100.0%
              Selectively Hedged Global Equity Portfolio.. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     ENHANCED U.S LARGE COMPANY PORTFOLIO
              Corporate....................................  25.9%
              Government...................................  40.9%
              Foreign Corporate............................  15.0%
              Foreign Government...........................  14.7%
              Supranational................................   3.5%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS


                        U.S. LARGE CAP EQUITY PORTFOLO
              Consumer Discretionary.......................  14.3%
              Consumer Staples.............................   9.2%
              Energy.......................................  10.9%
              Financials...................................  13.7%
              Health Care..................................  11.9%
              Industrials..................................  12.9%
              Information Technology.......................  17.8%
              Materials....................................   4.4%
              Telecommunication Services...................   2.5%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                         U.S. TARGETED VALUE PORTFOLIO
              Consumer Discretionary.......................  13.7%
              Consumer Staples.............................   3.4%
              Energy.......................................  10.6%
              Financials...................................  25.7%
              Health Care..................................   6.4%
              Industrials..................................  15.8%
              Information Technology.......................  14.8%
              Materials....................................   7.5%
              Other........................................    --
              Real Estate Investment Trusts................   0.2%
              Telecommunication Services...................   1.4%
              Utilities....................................   0.5%
                                                            -----
                                                            100.0%

                        U.S. SMALL CAP VALUE PORTFOLIO
              Consumer Discretionary.......................  16.1%
              Consumer Staples.............................   3.9%
              Energy.......................................  10.5%
              Financials...................................  27.0%
              Health Care..................................   4.3%
              Industrials..................................  17.3%
              Information Technology.......................  13.9%
              Materials....................................   6.3%
              Other........................................    --
              Real Estate Investment Trusts................   0.2%
              Telecommunication Services...................   0.4%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                         U.S. CORE EQUITY 1 PORTFOLIO
              Consumer Discretionary.......................  14.6%
              Consumer Staples.............................   7.3%
              Energy.......................................  10.4%
              Financials...................................  17.3%
              Health Care..................................  11.2%
              Industrials..................................  13.2%
              Information Technology.......................  16.3%
              Materials....................................   4.7%
              Other........................................    --
              Telecommunication Services...................   2.0%
              Utilities....................................   3.0%
                                                            -----
                                                            100.0%

                         U.S. CORE EQUITY 2 PORTFOLIO
              Consumer Discretionary.......................  14.2%
              Consumer Staples.............................   6.1%
              Energy.......................................  11.6%
              Financials...................................  20.2%
              Health Care..................................  10.7%
              Industrials..................................  13.7%
              Information Technology.......................  14.0%
              Materials....................................   4.9%
              Other........................................    --
              Telecommunication Services...................   2.5%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                         U.S. VECTOR EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.0%
              Consumer Staples.............................   5.1%
              Energy.......................................  11.5%
              Financials...................................  24.5%
              Health Care..................................   8.2%
              Industrials..................................  13.9%
              Information Technology.......................  12.7%
              Materials....................................   6.0%
              Other........................................    --
              Telecommunication Services...................   1.9%
              Utilities....................................   1.2%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                           U.S. SMALL CAP PORTFOLIO
              Consumer Discretionary.......................  18.8%
              Consumer Staples.............................   4.4%
              Energy.......................................   5.2%
              Financials...................................  16.8%
              Health Care..................................   9.6%
              Industrials..................................  18.2%
              Information Technology.......................  18.0%
              Materials....................................   5.1%
              Other........................................    --
              Real Estate Investment Trusts................   0.2%
              Telecommunication Services...................   0.6%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                           U.S. MICRO CAP PORTFOLIO
              Consumer Discretionary.......................  19.3%
              Consumer Staples.............................   4.3%
              Energy.......................................   5.2%
              Financials...................................  17.5%
              Health Care..................................   9.4%
              Industrials..................................  17.8%
              Information Technology.......................  17.8%
              Materials....................................   6.0%
              Other........................................    --
              Telecommunication Services...................   1.1%
              Utilities....................................   1.6%
                                                            -----
                                                            100.0%

                     DFA REAL ESTATE SECURITIES PORTFOLIO
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                       LARGE CAP INTERNATIONAL PORTFOLIO
              Consumer Discretionary.......................  11.6%
              Consumer Staples.............................  10.3%
              Energy.......................................   8.8%
              Financials...................................  25.8%
              Health Care..................................   9.2%
              Industrials..................................  12.6%
              Information Technology.......................   4.2%
              Materials....................................   9.1%
              Other........................................    --
              Telecommunication Services...................   5.2%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                      INTERNATIONAL CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  13.7%
              Consumer Staples.............................   6.6%
              Energy.......................................   8.7%
              Financials...................................  26.6%
              Health Care..................................   5.3%
              Industrials..................................  16.9%
              Information Technology.......................   5.5%
              Materials....................................  10.6%
              Other........................................    --
              Telecommunication Services...................   3.2%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
              Consumer Discretionary.......................   0.1%
              Financials...................................   0.5%
              Health Care..................................    --
              Other........................................    --
              Real Estate Investment Trusts................  99.4%
                                                            -----
                                                            100.0%

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
              Consumer Discretionary.......................  20.6%
              Consumer Staples.............................   3.6%
              Energy.......................................   4.7%
              Financials...................................  19.8%
              Health Care..................................   2.0%
              Industrials..................................  27.9%
              Information Technology.......................   4.9%
              Materials....................................  15.9%
              Other........................................    --
              Telecommunication Services...................   0.3%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
              Consumer Discretionary.......................  14.6%
              Consumer Staples.............................   5.8%
              Energy.......................................   8.0%
              Financials...................................  25.5%
              Health Care..................................   4.3%
              Industrials..................................  19.1%
              Information Technology.......................   6.1%
              Materials....................................  12.2%
              Other........................................    --
              Telecommunication Services...................   2.3%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  10.7%
              Consumer Staples.............................   7.5%
              Energy.......................................   9.8%
              Financials...................................  25.0%
              Health Care..................................   2.5%
              Industrials..................................  10.8%
              Information Technology.......................  13.4%
              Materials....................................  12.4%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   4.2%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
BONDS -- (55.2%)
AUSTRALIA -- (4.3%)
Commonwealth Bank of Australia
^^  3.500%, 03/19/15.............................   4,000 $  4,158,428
Westpac Banking Corp.
^^  1.125%, 09/25/15.............................   4,930    4,979,975
                                                          ------------
TOTAL AUSTRALIA..................................            9,138,403
                                                          ------------

BELGIUM -- (1.2%)
Belgium Government International Bond
^^  2.750%, 03/05/15.............................   2,500    2,573,925
                                                          ------------

CANADA -- (8.9%)
Bank of Nova Scotia
^^  1.850%, 01/12/15.............................   5,000    5,081,080
Enbridge, Inc.
^^  5.800%, 06/15/14.............................   1,100    1,131,541
Manitoba, Province of Canada
^^  2.625%, 07/15/15.............................   4,500    4,666,410
Ontario, Province of Canada
^^  0.950%, 05/26/15.............................   4,500    4,537,935
Thomson Reuters Corp.
^^  5.700%, 10/01/14.............................     800      837,010
TransAlta Corp.
^^  4.750%, 01/15/15.............................     925      963,619
TransCanada PipeLines, Ltd.
^^  3.400%, 06/01/15.............................   1,500    1,565,930
                                                          ------------
TOTAL CANADA.....................................           18,783,525
                                                          ------------

FRANCE -- (2.0%)
BNP Paribas SA
^^  3.250%, 03/11/15.............................   1,500    1,550,738
Orange SA
^^  4.375%, 07/08/14.............................   1,000    1,023,692
Total Capital SA
^^  3.125%, 10/02/15.............................   1,587    1,663,003
                                                          ------------
TOTAL FRANCE.....................................            4,237,433
                                                          ------------

NETHERLANDS -- (6.7%)
Bank Nederlandse Gemeenten
^^  3.125%, 01/12/15.............................   1,500    1,548,684
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
^^  2.500%, 12/12/13.............................   2,000    2,004,134
^^  2.125%, 10/13/15.............................   2,532    2,599,521
Nederlandse Waterschapsbank NV
^^  3.000%, 03/17/15.............................   2,900    3,003,599
Netherlands Government Bond
^^  0.250%, 09/12/15.............................   5,000    4,987,070
                                                          ------------
TOTAL NETHERLANDS................................           14,143,008
                                                          ------------

                                                    FACE
                                                   AMOUNT^      VALUE+
                                                   -------      ------
                                                    (000)
NEW ZEALAND -- (2.4%)
New Zealand Government Bond
^^  6.000%, 04/15/15.............................  NZD 6,000 $  5,161,871
                                                             ------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.5%)
Inter-American Development Bank
^^  2.250%, 07/15/15.............................      2,500    2,580,848
International Finance Facility for Immunisation
^^  3.375%, 05/15/14.............................  GBP 3,000    4,873,596
                                                             ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....               7,454,444
                                                             ------------

SWEDEN -- (2.1%)
Svensk Exportkredit AB
^^  0.625%, 09/04/15.............................      4,500    4,515,255
                                                             ------------

UNITED KINGDOM -- (2.0%)
Barclays Bank P.L.C.
^^  5.200%, 07/10/14.............................        300      309,725
BP Capital Markets P.L.C.
^^  3.875%, 03/10/15.............................      1,500    1,566,489
Royal Bank of Scotland Group P.L.C.
^^  2.550%, 09/18/15.............................        700      716,926
Vodafone Group P.L.C.
^^  5.000%, 12/16/13.............................      1,000    1,005,330
^^  4.150%, 06/10/14.............................        500      510,728
                                                             ------------
TOTAL UNITED KINGDOM.............................               4,109,198
                                                             ------------

UNITED STATES -- (22.1%)
American Express Co.
^^  7.250%, 05/20/14............................. $    1,100    1,140,621
American International Group, Inc.
^^  3.000%, 03/20/15.............................      1,500    1,543,209
Amgen, Inc.
^^  4.850%, 11/18/14.............................      1,900    1,984,955
Anheuser-Busch InBev Worldwide, Inc.
^^  0.800%, 07/15/15.............................      1,000    1,004,595
Assurant, Inc.
^^  5.625%, 02/15/14.............................      1,000    1,013,837
AT&T, Inc.
^^  2.500%, 08/15/15.............................      1,606    1,652,152
Bank of America Corp.
^^  7.375%, 05/15/14.............................      1,000    1,035,292
Capital One Financial Corp.
^^  2.125%, 07/15/14.............................      1,000    1,010,868
Citigroup, Inc.
^^  6.375%, 08/12/14.............................        762      795,436

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
CNA Financial Corp.
^^  5.850%, 12/15/14.............................   1,000 $ 1,053,937
Coca-Cola Enterprises, Inc.
^^  1.125%, 11/12/13.............................   1,921   1,921,271
Constellation Energy Group, Inc.
^^  4.550%, 06/15/15.............................   1,000   1,054,155
Daimler Finance North America LLC
^^  6.500%, 11/15/13.............................   1,500   1,502,546
DIRECTV Holdings LLC / DIRECTV Financing Co.,
 Inc.
^^  4.750%, 10/01/14.............................   1,500   1,555,051
Enterprise Products Operating LLC
^^  5.600%, 10/15/14.............................     500     523,424
Express Scripts Holding Co.
^^  2.100%, 02/12/15.............................   1,000   1,015,780
Ford Motor Credit Co. LLC
^^  2.750%, 05/15/15.............................   1,000   1,026,509
Freeport-McMoRan Copper & Gold, Inc.
^^  1.400%, 02/13/15.............................     500     502,538
General Electric Capital Corp.
^^  4.875%, 03/04/15.............................   1,200   1,268,087
Goldman Sachs Group, Inc. (The)
^^  5.125%, 01/15/15.............................     894     939,233
Hartford Financial Services Group, Inc.
^^  4.750%, 03/01/14.............................   1,580   1,599,780
HSBC USA, Inc.
^^  2.375%, 02/13/15.............................   1,000   1,023,009
International Paper Co.
^^  5.300%, 04/01/15.............................   1,050   1,112,894
JPMorgan Chase & Co.
^^  2.050%, 01/24/14.............................   1,000   1,004,057
MetLife, Inc.
^^  5.000%, 11/24/13.............................     350     350,882
Morgan Stanley
^^  4.200%, 11/20/14.............................   1,500   1,554,595
National City Corp.
^^  4.900%, 01/15/15.............................   1,500   1,576,506
NextEra Energy Capital Holdings, Inc.
^^  1.200%, 06/01/15.............................   1,000   1,006,594
Safeway, Inc.
^^  5.625%, 08/15/14.............................   1,500   1,542,330
Spectra Energy Capital LLC
^^  5.500%, 03/01/14.............................   1,500   1,522,093
Time Warner Cable, Inc.
^^  3.500%, 02/01/15.............................   1,000   1,028,576
Toyota Motor Credit Corp.
^^  0.875%, 07/17/15.............................   2,000   2,014,134
Union Bank NA
^^  2.125%, 12/16/13.............................   1,050   1,052,267
Viacom, Inc.
^^  4.375%, 09/15/14.............................   1,500   1,547,665
WellPoint, Inc.
^^  5.000%, 12/15/14.............................   1,572   1,647,264

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
UNITED STATES -- (Continued)
Wells Fargo & Co.
^^  1.500%, 07/01/15.............................   1,500 $  1,520,779
Williams Partners L.P.
^^  3.800%, 02/15/15.............................   1,000    1,036,267
Xerox Corp.
^^  4.250%, 02/15/15.............................   1,000    1,041,707
                                                          ------------
TOTAL UNITED STATES..............................           46,724,895
                                                          ------------
TOTAL BONDS......................................          116,841,957
                                                          ------------

AGENCY OBLIGATIONS -- (26.4%)
Federal Home Loan Bank
^^  0.375%, 08/28/15.............................  11,000   11,016,093
^^  1.750%, 09/11/15.............................   4,000    4,104,364
Federal Home Loan Mortgage Corporation
^^  1.750%, 09/10/15.............................  23,500   24,104,866
Federal National Mortgage Association
^^  4.375%, 10/15/15.............................   5,000    5,390,740
^^  1.625%, 10/26/15.............................  11,000   11,273,592
                                                          ------------
TOTAL AGENCY OBLIGATIONS.........................           55,889,655
                                                          ------------

U.S. TREASURY OBLIGATIONS -- (14.7%)
U.S. Treasury Notes
^^  1.250%, 08/31/15.............................   5,000    5,088,085
^^  0.250%, 09/15/15.............................  26,000   25,978,680
                                                          ------------
TOTAL U.S. TREASURY OBLIGATIONS..................           31,066,765
                                                          ------------

                                                  SHARES
                                                  ------       -

EXCHANGE-TRADED FUNDS -- (3.7%)
UNITED STATES -- (3.7%)
^^  SPDR S&P 500 ETF Trust.......................  44,100 $  7,749,693
                                                          ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $207,572,600)............................          $211,548,070
                                                          ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ----------------------------------------------
                                            LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                          ----------- ------------  ------- ------------
Bonds
  Australia..............................          -- $  9,138,403    --    $  9,138,403
  Belgium................................          --    2,573,925    --       2,573,925
  Canada.................................          --   18,783,525    --      18,783,525
  France.................................          --    4,237,433    --       4,237,433
  Netherlands............................          --   14,143,008    --      14,143,008
  New Zealand............................          --    5,161,871    --       5,161,871
  Supranational Organization Obligations.          --    7,454,444    --       7,454,444
  Sweden.................................          --    4,515,255    --       4,515,255
  United Kingdom.........................          --    4,109,198    --       4,109,198
  United States..........................          --   46,724,895    --      46,724,895
Agency Obligations.......................          --   55,889,655    --      55,889,655
U.S. Treasury Obligations................          --   31,066,765    --      31,066,765
Exchange-Traded Funds.................... $ 7,749,693           --    --       7,749,693
Forward Currency Contracts**.............          --     (217,267)   --        (217,267)
Futures Contracts**......................   7,914,250           --    --       7,914,250
                                          ----------- ------------    --    ------------
TOTAL.................................... $15,663,943 $203,581,110    --    $219,245,053
                                          =========== ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                PERCENTAGE
                                          SHARES    VALUE+    OF NET ASSETS**
                                          ------    ------    ---------------
   COMMON STOCKS -- (78.8%)
   Consumer Discretionary -- (11.3%)
   #*  Amazon.com, Inc...................  2,368 $    862,023            0.6%
   #   Comcast Corp. Class A............. 12,656      602,172            0.4%
   #   Ford Motor Co..................... 29,889      511,401            0.4%
       Home Depot, Inc. (The)............ 10,741      836,616            0.6%
       McDonald's Corp...................  6,834      659,618            0.5%
   #   Walt Disney Co. (The)............. 11,484      787,688            0.6%
       Other Securities..................          14,923,649           11.1%
                                                 ------------           -----
   Total Consumer Discretionary..........          19,183,167           14.2%
                                                 ------------           -----
   Consumer Staples -- (7.2%)
       Altria Group, Inc................. 15,353      571,592            0.4%
       Coca-Cola Co. (The)............... 24,123      954,547            0.7%
       CVS Caremark Corp.................  8,794      547,514            0.4%
       PepsiCo, Inc...................... 11,559      971,996            0.7%
       Philip Morris International, Inc..  7,357      655,656            0.5%
       Procter & Gamble Co. (The)........ 16,427    1,326,480            1.0%
       Wal-Mart Stores, Inc.............. 14,077    1,080,410            0.8%
       Other Securities..................           6,156,227            4.5%
                                                 ------------           -----
   Total Consumer Staples................          12,264,422            9.0%
                                                 ------------           -----
   Energy -- (8.6%)
       Chevron Corp...................... 15,399    1,847,264            1.4%
   #   ConocoPhillips....................  9,824      720,099            0.5%
       Exxon Mobil Corp.................. 33,948    3,042,420            2.2%
       Occidental Petroleum Corp.........  6,368      611,837            0.4%
       Schlumberger, Ltd.................  9,413      882,186            0.6%
       Other Securities..................           7,529,797            5.7%
                                                 ------------           -----
   Total Energy..........................          14,633,603           10.8%
                                                 ------------           -----
   Financials -- (10.8%)
       Bank of America Corp.............. 60,004      837,656            0.6%
   *   Berkshire Hathaway, Inc. Class B..  7,001      805,675            0.6%
       Citigroup, Inc.................... 17,040      831,211            0.6%
       Goldman Sachs Group, Inc. (The)...  3,171      510,087            0.4%
       JPMorgan Chase & Co............... 21,278    1,096,668            0.8%
       Wells Fargo & Co.................. 35,385    1,510,586            1.1%
       Other Securities..................          12,832,461            9.5%
                                                 ------------           -----
   Total Financials......................          18,424,344           13.6%
                                                 ------------           -----
   Health Care -- (9.4%)
       AbbVie, Inc....................... 11,687      566,235            0.4%
       Amgen, Inc........................  4,379      507,964            0.4%
   #*  Gilead Sciences, Inc.............. 10,529      747,454            0.6%
       Johnson & Johnson................. 17,936    1,661,053            1.2%
       Merck & Co., Inc.................. 16,010      721,891            0.5%
       Pfizer, Inc....................... 42,830    1,314,024            1.0%
       UnitedHealth Group, Inc...........  8,727      595,705            0.4%
       Other Securities..................           9,891,997            7.3%
                                                 ------------           -----
   Total Health Care.....................          16,006,323           11.8%
                                                 ------------           -----

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                           SHARES      VALUE+    OF NET ASSETS**
                                                           ------      ------    ---------------
Industrials -- (10.1%)
      3M Co..............................................     5,226 $    657,692            0.5%
#     Boeing Co. (The)...................................     5,477      714,749            0.5%
#     Caterpillar, Inc...................................     6,084      507,162            0.4%
      General Electric Co................................    60,931    1,592,736            1.2%
      Union Pacific Corp.................................     3,705      560,937            0.4%
#     United Parcel Service, Inc. Class B................     5,411      531,577            0.4%
      United Technologies Corp...........................     5,829      619,331            0.5%
      Other Securities...................................             12,050,736            8.8%
                                                                    ------------          ------
Total Industrials........................................             17,234,920           12.7%
                                                                    ------------          ------
Information Technology -- (14.1%)
      Apple, Inc.........................................     7,301    3,813,677            2.8%
      Cisco Systems, Inc.................................    37,573      845,392            0.6%
*     Google, Inc. Class A...............................     1,196    1,232,574            0.9%
#     Intel Corp.........................................    49,134    1,200,344            0.9%
      International Business Machines Corp...............     5,277      945,691            0.7%
      Mastercard, Inc. Class A...........................       840      602,364            0.5%
      Microsoft Corp.....................................    58,934    2,083,317            1.5%
      Oracle Corp........................................    22,445      751,907            0.6%
      QUALCOMM, Inc......................................    10,063      699,077            0.5%
#     Visa, Inc. Class A.................................     2,928      575,850            0.4%
      Other Securities...................................             11,166,673            8.3%
                                                                    ------------          ------
Total Information Technology.............................             23,916,866           17.7%
                                                                    ------------          ------
Materials -- (3.5%)
      Other Securities...................................              5,926,778            4.4%
                                                                    ------------          ------
Telecommunication Services -- (2.0%)
      AT&T, Inc..........................................    28,648    1,037,057            0.8%
      Verizon Communications, Inc........................    29,531    1,491,611            1.1%
      Other Securities...................................                803,507            0.6%
                                                                    ------------          ------
Total Telecommunication Services.........................              3,332,175            2.5%
                                                                    ------------          ------
Utilities -- (1.8%)
      Other Securities...................................              3,161,345            2.3%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            134,083,943           99.0%
                                                                    ------------          ------

TEMPORARY CASH INVESTMENTS -- (1.3%)
      State Street Institutional Liquid Reserves, 0.073%  2,237,177    2,237,177            1.7%
                                                                    ------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------       -              -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (19.9%)
(S)@  DFA Short Term Investment Fund..................... 2,917,225   33,752,290           24.9%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $159,513,609)..................................             $170,073,410          125.6%
                                                                    ============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 19,183,167          --   --    $ 19,183,167
    Consumer Staples............   12,264,422          --   --      12,264,422
    Energy......................   14,633,603          --   --      14,633,603
    Financials..................   18,424,344          --   --      18,424,344
    Health Care.................   16,006,323          --   --      16,006,323
    Industrials.................   17,234,920          --   --      17,234,920
    Information Technology......   23,916,866          --   --      23,916,866
    Materials...................    5,926,778          --   --       5,926,778
    Telecommunication Services..    3,332,175          --   --       3,332,175
    Utilities...................    3,161,345          --   --       3,161,345
  Temporary Cash Investments....    2,237,177          --   --       2,237,177
  Securities Lending Collateral.           -- $33,752,290   --      33,752,290
                                 ------------ -----------   --    ------------
  TOTAL......................... $136,321,120 $33,752,290   --    $170,073,410
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                            VALUE+
                                                        ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company..................... $11,967,119,572
                                                        ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $7,741,066,829)............................. $11,967,119,572
                                                        ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                       PERCENTAGE
                                             SHARES       VALUE+     OF NET ASSETS**
                                             ------       ------     ---------------
COMMON STOCKS -- (86.6%)
Consumer Discretionary -- (11.9%)
#*  Cabela's, Inc..........................   289,665 $   17,182,928            0.4%
    Dillard's, Inc. Class A................   211,147     17,309,831            0.4%
#   GameStop Corp. Class A.................   635,798     34,854,446            0.8%
*   Live Nation Entertainment, Inc.........   924,308     17,968,548            0.4%
#   Washington Post Co. (The) Class B......    30,743     19,777,587            0.5%
#   Wendy's Co. (The)...................... 2,246,594     19,522,902            0.5%
    Other Securities.......................              446,579,792           10.6%
                                                      --------------          ------
Total Consumer Discretionary...............              573,196,034           13.6%
                                                      --------------          ------
Consumer Staples -- (2.9%)
*   Hain Celestial Group, Inc. (The).......   189,025     15,732,551            0.4%
    Other Securities.......................              125,648,756            3.0%
                                                      --------------          ------
Total Consumer Staples.....................              141,381,307            3.4%
                                                      --------------          ------
Energy -- (9.2%)
    Nabors Industries, Ltd.................   991,502     17,331,455            0.4%
#   Patterson-UTI Energy, Inc..............   696,309     16,892,456            0.4%
*   Rowan Cos. P.L.C. Class A..............   671,277     24,219,674            0.6%
*   Superior Energy Services, Inc..........   633,713     17,002,520            0.4%
    Tesoro Corp............................   476,686     23,305,179            0.6%
    Tidewater, Inc.........................   297,291     17,902,864            0.4%
*   Whiting Petroleum Corp.................   384,511     25,719,941            0.6%
    Other Securities.......................              299,773,020            7.1%
                                                      --------------          ------
Total Energy...............................              442,147,109           10.5%
                                                      --------------          ------
Financials -- (22.3%)
    Allied World Assurance Co. Holdings AG.   169,770     18,384,393            0.4%
*   American Capital, Ltd.................. 1,522,751     21,333,742            0.5%
    American Financial Group, Inc..........   459,734     25,864,635            0.6%
    Assurant, Inc..........................   471,974     27,601,040            0.7%
#   Assured Guaranty, Ltd..................   768,259     15,749,309            0.4%
    Axis Capital Holdings, Ltd.............   593,046     28,122,241            0.7%
    CNO Financial Group, Inc............... 1,174,038     18,291,512            0.4%
#*  E*TRADE Financial Corp................. 1,092,091     18,467,259            0.4%
*   Genworth Financial, Inc. Class A....... 2,131,699     30,973,586            0.7%
#   Legg Mason, Inc........................   731,595     28,144,460            0.7%
    NASDAQ OMX Group, Inc. (The)...........   858,799     30,427,249            0.7%
    Old Republic International Corp........ 1,179,426     19,802,563            0.5%
    PartnerRe, Ltd.........................   321,083     32,175,727            0.8%
#   People's United Financial, Inc......... 1,477,976     21,327,194            0.5%
    Protective Life Corp...................   420,743     19,387,837            0.5%
    Reinsurance Group of America, Inc......   387,086     27,552,781            0.7%
    Validus Holdings, Ltd..................   382,593     15,104,772            0.4%
    Zions BanCorp..........................   790,545     22,427,762            0.5%
    Other Securities.......................              653,986,823           15.4%
                                                      --------------          ------
Total Financials...........................            1,075,124,885           25.5%
                                                      --------------          ------
Health Care -- (5.5%)
    Community Health Systems, Inc..........   490,559     21,403,089            0.5%
    Omnicare, Inc..........................   597,354     32,944,073            0.8%
    Other Securities.......................              211,790,254            5.0%
                                                      --------------          ------
Total Health Care..........................              266,137,416            6.3%
                                                      --------------          ------

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES        VALUE+     OF NET ASSETS**
                                                           ------        ------     ---------------
Industrials -- (13.6%)
      AMERCO.............................................     84,246 $   17,011,795            0.4%
*     Avis Budget Group, Inc.............................    665,365     20,845,885            0.5%
*     Owens Corning......................................    624,093     22,423,661            0.5%
      Ryder System, Inc..................................    309,611     20,381,692            0.5%
#     Trinity Industries, Inc............................    485,295     24,570,486            0.6%
      URS Corp...........................................    366,165     19,853,466            0.5%
      Other Securities...................................               534,006,806           12.6%
                                                                     --------------          ------
Total Industrials........................................               659,093,791           15.6%
                                                                     --------------          ------
Information Technology -- (12.8%)
#     AOL, Inc...........................................    416,163     15,081,747            0.4%
*     Arrow Electronics, Inc.............................    462,647     22,216,309            0.5%
      Avnet, Inc.........................................    602,535     23,920,640            0.6%
#*    First Solar, Inc...................................    629,345     31,637,173            0.8%
*     Ingram Micro, Inc. Class A.........................    737,900     17,097,143            0.4%
      Marvell Technology Group, Ltd......................  1,425,540     17,106,480            0.4%
      Other Securities...................................               489,704,916           11.5%
                                                                     --------------          ------
Total Information Technology.............................               616,764,408           14.6%
                                                                     --------------          ------
Materials -- (6.5%)
      Reliance Steel & Aluminum Co.......................    404,807     29,668,305            0.7%
      Rock Tenn Co. Class A..............................    178,696     19,122,259            0.5%
      Steel Dynamics, Inc................................    904,475     16,253,416            0.4%
      Other Securities...................................               248,841,823            5.8%
                                                                     --------------          ------
Total Materials..........................................               313,885,803            7.4%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.2%)
      Other Securities...................................                 7,868,529            0.2%
                                                                     --------------          ------
Telecommunication Services -- (1.2%)
      Other Securities...................................                58,657,005            1.4%
                                                                     --------------          ------
Utilities -- (0.5%)......................................
#     UGI Corp...........................................    424,799     17,573,935            0.4%
      Other Securities...................................                 5,926,184            0.2%
                                                                     --------------          ------
Total Utilities..........................................                23,500,119            0.6%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             4,177,756,406           99.1%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    25,593            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.073%. 25,534,847     25,534,847            0.6%
                                                                     --------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (12.9%)
(S)@  DFA Short Term Investment Fund..................... 53,871,979    623,298,798           14.8%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,493,026,078)................................              $4,826,615,644          114.5%
                                                                     ==============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  573,196,034           --   --    $  573,196,034
  Consumer Staples..............    141,381,307           --   --       141,381,307
  Energy........................    442,147,109           --   --       442,147,109
  Financials....................  1,075,117,373 $      7,512   --     1,075,124,885
  Health Care...................    265,990,921      146,495   --       266,137,416
  Industrials...................    658,984,691      109,100   --       659,093,791
  Information Technology........    616,764,408           --   --       616,764,408
  Materials.....................    313,885,803           --   --       313,885,803
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.      7,868,529           --   --         7,868,529
  Telecommunication Services....     58,657,005           --   --        58,657,005
  Utilities.....................     23,500,119           --   --        23,500,119
Rights/Warrants.................             --       25,593   --            25,593
Temporary Cash Investments......     25,534,847           --   --        25,534,847
Securities Lending Collateral...             --  623,298,798   --       623,298,798
                                 -------------- ------------   --    --------------
TOTAL........................... $4,203,028,146 $623,587,498   --    $4,826,615,644
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                        PERCENTAGE
                                              SHARES       VALUE+     OF NET ASSETS**
                                              ------       ------     ---------------
COMMON STOCKS -- (85.8%)
Consumer Discretionary -- (13.8%)
#*  Cabela's, Inc...........................   730,898 $   43,356,869            0.5%
#*  Iconix Brand Group, Inc................. 2,233,461     80,605,607            0.8%
*   Live Nation Entertainment, Inc.......... 2,980,399     57,938,957            0.6%
    Penske Automotive Group, Inc............ 1,250,616     49,549,406            0.5%
#   Rent-A-Center, Inc...................... 1,772,669     60,696,187            0.6%
#   Wendy's Co. (The)....................... 5,109,486     44,401,433            0.5%
    Other Securities........................            1,183,785,818           12.4%
                                                       --------------          ------
Total Consumer Discretionary................            1,520,334,277           15.9%
                                                       --------------          ------
Consumer Staples -- (3.3%)
    Fresh Del Monte Produce, Inc............ 1,603,629     42,640,495            0.5%
    Seaboard Corp...........................    18,588     50,745,240            0.5%
#   Universal Corp..........................   830,795     44,057,059            0.5%
    Other Securities........................              229,684,189            2.3%
                                                       --------------          ------
Total Consumer Staples......................              367,126,983            3.8%
                                                       --------------          ------
Energy -- (9.1%)
    Bristow Group, Inc...................... 1,325,217    106,640,212            1.1%
#*  Exterran Holdings, Inc.................. 2,293,667     65,484,193            0.7%
*   Helix Energy Solutions Group, Inc....... 3,443,185     81,465,757            0.8%
#*  Hornbeck Offshore Services, Inc......... 1,311,935     72,510,647            0.8%
#*  PDC Energy, Inc.........................   643,218     43,616,613            0.5%
#   SEACOR Holdings, Inc....................   510,108     49,888,562            0.5%
    Other Securities........................              579,294,876            6.1%
                                                       --------------          ------
Total Energy................................              998,900,860           10.5%
                                                       --------------          ------
Financials -- (23.2%)
    Argo Group International Holdings, Ltd.. 1,019,162     42,784,421            0.5%
    CapitalSource, Inc...................... 3,605,113     47,154,878            0.5%
    CNO Financial Group, Inc................ 8,581,021    133,692,307            1.4%
#   Endurance Specialty Holdings, Ltd....... 1,240,849     68,606,541            0.7%
    Hanover Insurance Group, Inc. (The).....   955,408     55,929,584            0.6%
    Kemper Corp............................. 1,614,877     59,782,747            0.6%
#   MB Financial, Inc....................... 1,464,568     43,497,670            0.5%
#*  MBIA, Inc............................... 4,664,368     53,033,864            0.6%
    Montpelier Re Holdings, Ltd............. 2,155,898     59,524,344            0.6%
#*  PHH Corp................................ 1,999,053     48,077,225            0.5%
    Platinum Underwriters Holdings, Ltd.....   978,955     60,881,211            0.7%
    Provident Financial Services, Inc....... 2,294,791     43,004,383            0.5%
#   Radian Group, Inc....................... 2,978,199     43,392,359            0.5%
    Selective Insurance Group, Inc.......... 1,840,980     48,362,545            0.5%
    Susquehanna Bancshares, Inc............. 5,363,165     63,204,900            0.7%
#   Umpqua Holdings Corp.................... 4,077,772     66,753,128            0.7%
    Washington Federal, Inc................. 1,940,982     44,215,570            0.5%
    Webster Financial Corp.................. 2,225,867     62,079,431            0.7%
#   Wintrust Financial Corp................. 1,288,249     56,051,714            0.6%
    Other Securities........................            1,461,735,985           15.0%
                                                       --------------          ------
Total Financials............................            2,561,764,807           26.9%
                                                       --------------          ------
Health Care -- (3.7%)
*   LifePoint Hospitals, Inc................ 1,892,213     97,713,879            1.0%
    Other Securities........................              308,580,478            3.3%
                                                       --------------          ------
Total Health Care...........................              406,294,357            4.3%
                                                       --------------          ------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                            SHARES        VALUE+      OF NET ASSETS**
                                                            ------        ------      ---------------
Industrials -- (14.8%)
      AMERCO.............................................     343,691 $    69,401,524            0.7%
#*    Avis Budget Group, Inc.............................   3,927,269     123,041,338            1.3%
*     Esterline Technologies Corp........................   1,145,345      91,810,855            1.0%
#     GATX Corp..........................................   1,763,892      90,928,633            1.0%
#     General Cable Corp.................................   1,577,516      51,947,602            0.6%
#*    JetBlue Airways Corp...............................  10,286,881      72,933,986            0.8%
#*    Mobile Mini, Inc...................................   1,175,105      42,444,793            0.5%
      Other Securities...................................               1,095,470,224           11.3%
                                                                      ---------------          ------
Total Industrials........................................               1,637,978,955           17.2%
                                                                      ---------------          ------
Information Technology -- (11.9%)
*     Benchmark Electronics, Inc.........................   2,299,623      52,270,431            0.6%
#*    CACI International, Inc. Class A...................     780,459      56,177,439            0.6%
#     Convergys Corp.....................................   3,909,664      77,176,767            0.8%
#*    SYNNEX Corp........................................   1,175,733      72,072,433            0.8%
*     Tech Data Corp.....................................     836,389      43,542,411            0.5%
#*    Vishay Intertechnology, Inc........................   4,709,603      57,786,829            0.6%
      Other Securities...................................                 955,905,032            9.9%
                                                                      ---------------          ------
Total Information Technology.............................               1,314,931,342           13.8%
                                                                      ---------------          ------
Materials -- (5.4%)
*     Graphic Packaging Holding Co.......................   5,789,957      48,635,639            0.5%
*     Louisiana-Pacific Corp.............................   3,503,276      59,590,725            0.6%
      Other Securities...................................                 491,791,727            5.2%
                                                                      ---------------          ------
Total Materials..........................................                 600,018,091            6.3%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                      85,260            0.0%
                                                                      ---------------          ------
Real Estate Investment Trusts -- (0.2%)
      Other Securities...................................                  19,418,367            0.2%
                                                                      ---------------          ------
Telecommunication Services -- (0.3%)
      Other Securities...................................                  35,414,331            0.4%
                                                                      ---------------          ------
Utilities -- (0.1%)
      Other Securities...................................                   7,908,495            0.1%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................               9,470,176,125           99.4%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     222,356            0.0%
                                                                      ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.073%.  58,723,771      58,723,771            0.6%
                                                                      ---------------          ------

                                                            SHARES/
                                                             FACE
                                                            AMOUNT
                                                            -------         -                -
                                                             (000)
SECURITIES LENDING COLLATERAL -- (13.7%)
(S)@  DFA Short Term Investment Fund..................... 130,380,635   1,508,503,951           15.9%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,164,435,164)................................               $11,037,626,203          115.9%
                                                                      ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------------------
                                    LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 -------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $1,520,334,277             --   --    $ 1,520,334,277
  Consumer Staples..............    367,126,983             --   --        367,126,983
  Energy........................    998,900,860             --   --        998,900,860
  Financials....................  2,561,714,904 $       49,903   --      2,561,764,807
  Health Care...................    405,421,123        873,234   --        406,294,357
  Industrials...................  1,637,355,218        623,737   --      1,637,978,955
  Information Technology........  1,314,931,342             --   --      1,314,931,342
  Materials.....................    600,018,091             --   --        600,018,091
  Other.........................             --         85,260   --             85,260
  Real Estate Investment Trusts.     19,418,367             --   --         19,418,367
  Telecommunication Services....     35,414,331             --   --         35,414,331
  Utilities.....................      7,908,495             --   --          7,908,495
Preferred Stocks
  Other.........................             --             --   --                 --
Rights/Warrants.................             --        222,356   --            222,356
Temporary Cash Investments......     58,723,771             --   --         58,723,771
Securities Lending Collateral...             --  1,508,503,951   --      1,508,503,951
                                 -------------- --------------   --    ---------------
TOTAL........................... $9,527,267,762 $1,510,358,441   --    $11,037,626,203
                                 ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                     PERCENTAGE
                                           SHARES       VALUE+     OF NET ASSETS**
                                           ------       ------     ---------------
COMMON STOCKS -- (90.8%)
Consumer Discretionary -- (13.2%)
*   Amazon.com, Inc......................    86,377 $   31,443,819            0.4%
    Comcast Corp. Class A................   725,325     34,510,963            0.5%
    Home Depot, Inc. (The)...............   350,095     27,268,900            0.4%
    McDonald's Corp......................   237,696     22,942,418            0.3%
    Time Warner, Inc.....................   312,767     21,499,604            0.3%
    Walt Disney Co. (The)................   447,208     30,673,997            0.4%
    Other Securities.....................              928,419,928           12.2%
                                                    --------------          ------
Total Consumer Discretionary.............            1,096,759,629           14.5%
                                                    --------------          ------
Consumer Staples -- (6.7%)
    Coca-Cola Co. (The)..................   932,501     36,899,065            0.5%
    CVS Caremark Corp....................   419,936     26,145,215            0.4%
    Mondelez International, Inc. Class A.   575,836     19,371,123            0.3%
    PepsiCo, Inc.........................   378,786     31,852,115            0.4%
    Philip Morris International, Inc.....   379,444     33,816,049            0.5%
    Procter & Gamble Co. (The)...........   620,688     50,120,556            0.7%
    Wal-Mart Stores, Inc.................   421,387     32,341,452            0.4%
    Other Securities.....................              321,110,342            4.1%
                                                    --------------          ------
Total Consumer Staples...................              551,655,917            7.3%
                                                    --------------          ------
Energy -- (9.4%)
    Chevron Corp.........................   671,031     80,496,879            1.1%
    ConocoPhillips.......................   409,670     30,028,811            0.4%
    Exxon Mobil Corp..................... 1,499,029    134,342,979            1.8%
    Occidental Petroleum Corp............   273,715     26,298,537            0.4%
    Schlumberger, Ltd....................   299,627     28,081,042            0.4%
    Other Securities.....................              483,605,737            6.2%
                                                    --------------          ------
Total Energy.............................              782,853,985           10.3%
                                                    --------------          ------
Financials -- (15.7%)
    American Express Co..................   241,143     19,725,497            0.3%
    American International Group, Inc....   492,240     25,424,196            0.3%
    Bank of America Corp................. 3,834,941     53,535,776            0.7%
*   Berkshire Hathaway, Inc. Class B.....   406,267     46,753,206            0.6%
    Citigroup, Inc....................... 1,073,660     52,373,135            0.7%
    Goldman Sachs Group, Inc. (The)......   152,527     24,535,493            0.3%
    JPMorgan Chase & Co.................. 1,350,398     69,599,513            0.9%
    U.S. Bancorp.........................   623,331     23,287,646            0.3%
    Wells Fargo & Co..................... 1,760,712     75,164,795            1.0%
    Other Securities.....................              915,425,567           12.1%
                                                    --------------          ------
Total Financials.........................            1,305,824,824           17.2%
                                                    --------------          ------
Health Care -- (10.2%)
    Amgen, Inc...........................   197,640     22,926,240            0.3%
    Bristol-Myers Squibb Co..............   391,740     20,574,185            0.3%
*   Gilead Sciences, Inc.................   358,324     25,437,421            0.3%
    Johnson & Johnson....................   710,094     65,761,805            0.9%
    Merck & Co., Inc.....................   801,185     36,125,432            0.5%
    Pfizer, Inc.......................... 2,220,281     68,118,221            0.9%
    UnitedHealth Group, Inc..............   344,956     23,546,697            0.3%
    Other Securities.....................              583,322,666            7.7%
                                                    --------------          ------
Total Health Care........................              845,812,667           11.2%
                                                    --------------          ------

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES        VALUE+     OF NET ASSETS**
                                                           ------        ------     ---------------
Industrials -- (12.0%)
      3M Co..............................................    157,069 $   19,767,134            0.3%
      Boeing Co. (The)...................................    168,655     22,009,477            0.3%
      General Electric Co................................  3,541,296     92,569,477            1.2%
      Union Pacific Corp.................................    158,185     23,949,209            0.3%
      United Technologies Corp...........................    215,910     22,940,437            0.3%
      Other Securities...................................               816,458,383           10.8%
                                                                     --------------          ------
Total Industrials........................................               997,694,117           13.2%
                                                                     --------------          ------
Information Technology -- (14.8%)
      Apple, Inc.........................................    195,508    102,123,604            1.4%
      Cisco Systems, Inc.................................  1,871,862     42,116,895            0.6%
*     Google, Inc. Class A...............................     65,230     67,224,733            0.9%
      Intel Corp.........................................  1,702,035     41,580,715            0.6%
      International Business Machines Corp...............    236,758     42,429,401            0.6%
      Microsoft Corp.....................................  1,967,669     69,557,099            0.9%
      Oracle Corp........................................    843,387     28,253,464            0.4%
      QUALCOMM, Inc......................................    373,897     25,974,625            0.4%
      Visa, Inc. Class A.................................    127,752     25,124,986            0.3%
      Other Securities...................................               780,908,300           10.1%
                                                                     --------------          ------
Total Information Technology.............................             1,225,293,822           16.2%
                                                                     --------------          ------
Materials -- (4.3%)
      Other Securities...................................               354,429,733            4.7%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (1.8%)
      AT&T, Inc..........................................  1,762,656     63,808,147            0.8%
      Verizon Communications, Inc........................    743,452     37,551,761            0.5%
      Other Securities...................................                49,643,037            0.7%
                                                                     --------------          ------
Total Telecommunication Services.........................               151,002,945            2.0%
                                                                     --------------          ------
Utilities -- (2.7%)
      Other Securities...................................               225,005,109            3.0%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             7,536,332,748           99.6%
                                                                     --------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   159,054            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.073%. 31,598,604     31,598,604            0.4%
                                                                     --------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------
                                                            (000)
SECURITIES LENDING COLLATERAL -- (8.8%)
(S)@  DFA Short Term Investment Fund..................... 63,360,287 $  733,078,518            9.7%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,002,014,885)................................              $8,301,168,924          109.7%
                                                                     ==============          ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $1,096,759,629           --   --    $1,096,759,629
  Consumer Staples............    551,655,917           --   --       551,655,917
  Energy......................    782,853,985           --   --       782,853,985
  Financials..................  1,305,823,024 $      1,800   --     1,305,824,824
  Health Care.................    845,796,644       16,023   --       845,812,667
  Industrials.................    997,677,317       16,800   --       997,694,117
  Information Technology......  1,225,293,822           --   --     1,225,293,822
  Materials...................    354,429,733           --   --       354,429,733
  Other.......................             --           --   --                --
  Telecommunication Services..    151,002,945           --   --       151,002,945
  Utilities...................    225,005,109           --   --       225,005,109
Preferred Stocks
  Other.......................             --           --   --                --
Rights/Warrants...............             --      159,054   --           159,054
Temporary Cash Investments....     31,598,604           --   --        31,598,604
Securities Lending Collateral.             --  733,078,518   --       733,078,518
                               -------------- ------------   --    --------------
TOTAL......................... $7,567,896,729 $733,272,195   --    $8,301,168,924
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                       PERCENTAGE
                                             SHARES       VALUE+     OF NET ASSETS**
                                             ------       ------     ---------------
COMMON STOCKS -- (90.1%)
Consumer Discretionary -- (12.8%)
    Comcast Corp. Class A.................. 1,101,420 $   52,405,564            0.5%
    Time Warner, Inc.......................   517,336     35,561,677            0.4%
    Twenty-First Century Fox, Inc. Class A.   846,333     28,843,029            0.3%
    Walt Disney Co. (The)..................   830,524     56,965,641            0.6%
    Other Securities.......................            1,241,097,856           12.4%
                                                      --------------          ------
Total Consumer Discretionary...............            1,414,873,767           14.2%
                                                      --------------          ------
Consumer Staples -- (5.4%)
    CVS Caremark Corp......................   672,828     41,890,271            0.4%
    Mondelez International, Inc. Class A...   920,693     30,972,113            0.3%
    Procter & Gamble Co. (The).............   646,219     52,182,184            0.5%
    Wal-Mart Stores, Inc...................   387,774     29,761,655            0.3%
    Walgreen Co............................   475,167     28,148,893            0.3%
    Other Securities.......................              420,011,991            4.3%
                                                      --------------          ------
Total Consumer Staples.....................              602,967,107            6.1%
                                                      --------------          ------
Energy -- (10.5%)
    Anadarko Petroleum Corp................   289,878     27,622,475            0.3%
    Chevron Corp........................... 1,090,432    130,808,223            1.3%
    ConocoPhillips.........................   648,630     47,544,579            0.5%
    EOG Resources, Inc.....................   150,872     26,915,565            0.3%
    Exxon Mobil Corp....................... 2,490,947    223,238,670            2.2%
    Occidental Petroleum Corp..............   454,609     43,678,833            0.4%
    Schlumberger, Ltd......................   239,817     22,475,649            0.2%
    Other Securities.......................              634,771,552            6.4%
                                                      --------------          ------
Total Energy...............................            1,157,055,546           11.6%
                                                      --------------          ------
Financials -- (18.2%)
    American International Group, Inc......   778,143     40,191,086            0.4%
    Ameriprise Financial, Inc..............   219,392     22,057,672            0.2%
    Bank of America Corp................... 6,230,807     86,982,066            0.9%
*   Berkshire Hathaway, Inc. Class B.......   232,188     26,720,195            0.3%
    BlackRock, Inc.........................    73,022     21,965,748            0.2%
    Capital One Financial Corp.............   312,923     21,488,422            0.2%
    Citigroup, Inc......................... 1,762,407     85,970,213            0.9%
    Goldman Sachs Group, Inc. (The)........   240,919     38,754,230            0.4%
    JPMorgan Chase & Co.................... 2,206,428    113,719,299            1.1%
    MetLife, Inc...........................   512,756     24,258,486            0.3%
    Morgan Stanley.........................   786,023     22,582,441            0.2%
    U.S. Bancorp...........................   991,278     37,034,146            0.4%
    Wells Fargo & Co....................... 2,946,563    125,788,774            1.3%
    Other Securities.......................            1,343,236,724           13.3%
                                                      --------------          ------
Total Financials...........................            2,010,749,502           20.1%
                                                      --------------          ------
Health Care -- (9.6%)
    Amgen, Inc.............................   259,507     30,102,812            0.3%
*   Express Scripts Holding Co.............   462,397     28,909,060            0.3%
    Johnson & Johnson......................   409,001     37,877,583            0.4%
    Merck & Co., Inc....................... 1,401,705     63,202,878            0.6%
    Pfizer, Inc............................ 3,622,771    111,146,614            1.1%
    UnitedHealth Group, Inc................   548,645     37,450,508            0.4%
    Zoetis, Inc............................   936,170     29,639,142            0.3%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                          SHARES       VALUE+     OF NET ASSETS**
                                                          ------       ------     ---------------
Health Care -- (Continued)
    Other Securities...................................            $  728,069,628            7.3%
                                                                   --------------          ------
Total Health Care......................................             1,066,398,225           10.7%
                                                                   --------------          ------

Industrials -- (12.4%)
    FedEx Corp.........................................    169,074     22,148,694            0.2%
    General Electric Co................................  5,963,501    155,885,916            1.6%
    Union Pacific Corp.................................    261,311     39,562,485            0.4%
    Other Securities...................................             1,151,499,413           11.5%
                                                                   --------------          ------
Total Industrials......................................             1,369,096,508           13.7%
                                                                   --------------          ------

Information Technology -- (12.6%)
    Apple, Inc.........................................    130,247     68,034,520            0.7%
    Cisco Systems, Inc.................................  3,077,086     69,234,435            0.7%
    EMC Corp...........................................  1,056,822     25,437,706            0.3%
*   Google, Inc. Class A...............................     30,564     31,498,647            0.3%
    Hewlett-Packard Co.................................  1,055,382     25,719,659            0.3%
    Intel Corp.........................................  2,859,210     69,850,500            0.7%
    Microsoft Corp.....................................    932,130     32,950,795            0.3%
    Visa, Inc. Class A.................................    196,429     38,631,691            0.4%
    Other Securities...................................             1,029,293,792           10.2%
                                                                   --------------          ------
Total Information Technology...........................             1,390,651,745           13.9%
                                                                   --------------          ------

Materials -- (4.4%)
    Dow Chemical Co. (The).............................    627,320     24,760,320            0.3%
    Other Securities...................................               467,559,113            4.6%
                                                                   --------------          ------
Total Materials........................................               492,319,433            4.9%
                                                                   --------------          ------

Other -- (0.0%)
    Other Securities...................................                        --            0.0%
                                                                   --------------          ------

Telecommunication Services -- (2.3%)
    AT&T, Inc..........................................  3,049,991    110,409,674            1.1%
    Verizon Communications, Inc........................  1,449,236     73,200,910            0.7%
    Other Securities...................................                67,929,375            0.7%
                                                                   --------------          ------
Total Telecommunication Services.......................               251,539,959            2.5%
                                                                   --------------          ------

Utilities -- (1.9%)
    Other Securities...................................               210,671,606            2.1%
                                                                   --------------          ------
TOTAL COMMON STOCKS....................................             9,966,323,398           99.8%
                                                                   --------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities...................................                        --            0.0%
                                                                   --------------          ------

RIGHTS/WARRANTS -- (0.0%)
    Other Securities...................................                   358,381            0.0%
                                                                   --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
    State Street Institutional Liquid Reserves, 0.073%. 33,428,910     33,428,910            0.3%
                                                                   --------------          ------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                         SHARES/
                                          FACE                       PERCENTAGE
                                         AMOUNT        VALUE+      OF NET ASSETS**
                                         -------       ------      ---------------
                                          (000)
SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@   DFA Short Term Investment Fund.. 91,671,614 $ 1,060,640,572           10.6%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,891,276,455)..............              $11,060,751,261          110.7%
                                                   ===============          ======

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               -------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $1,414,873,767             --   --    $ 1,414,873,767
  Consumer Staples............    602,967,107             --   --        602,967,107
  Energy......................  1,157,055,546             --   --      1,157,055,546
  Financials..................  2,010,745,188 $        4,314   --      2,010,749,502
  Health Care.................  1,066,360,782         37,443   --      1,066,398,225
  Industrials.................  1,369,054,287         42,221   --      1,369,096,508
  Information Technology......  1,390,651,745             --   --      1,390,651,745
  Materials...................    492,319,433             --   --        492,319,433
  Other.......................             --             --   --                 --
  Telecommunication Services..    251,539,959             --   --        251,539,959
  Utilities...................    210,671,606             --   --        210,671,606
Preferred Stocks
  Other.......................             --             --   --                 --
Rights/Warrants...............             --        358,381   --            358,381
Temporary Cash Investments....     33,428,910             --   --         33,428,910
Securities Lending Collateral.             --  1,060,640,572   --      1,060,640,572
                               -------------- --------------   --    ---------------
TOTAL......................... $9,999,668,330 $1,061,082,931   --    $11,060,751,261
                               ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                        PERCENTAGE
                                              SHARES       VALUE+     OF NET ASSETS**
                                              ------       ------     ---------------
COMMON STOCKS -- (88.1%)
Consumer Discretionary -- (13.2%)
    CBS Corp. Class B.......................    99,468 $    5,882,537            0.2%
    Comcast Corp. Class A...................   336,814     16,025,610            0.6%
#   GameStop Corp. Class A..................   124,160      6,806,451            0.2%
*   Jarden Corp.............................   117,655      6,513,381            0.2%
*   Liberty Interactive Corp. Class A.......   268,740      7,245,230            0.3%
    Time Warner, Inc........................    97,900      6,729,646            0.2%
    Walt Disney Co. (The)...................   118,253      8,110,973            0.3%
    Other Securities........................              376,574,031           13.0%
                                                       --------------          ------
Total Consumer Discretionary................              433,887,859           15.0%
                                                       --------------          ------
Consumer Staples -- (4.4%)
    Bunge, Ltd..............................    80,340      6,598,324            0.2%
    CVS Caremark Corp.......................   113,204      7,048,081            0.3%
    Mondelez International, Inc. Class A....   260,500      8,763,220            0.3%
    Procter & Gamble Co. (The)..............   105,525      8,521,144            0.3%
    Other Securities........................              115,048,524            4.0%
                                                       --------------          ------
Total Consumer Staples......................              145,979,293            5.1%
                                                       --------------          ------
Energy -- (10.2%)
    Anadarko Petroleum Corp.................    76,836      7,321,702            0.3%
#   Chesapeake Energy Corp..................   371,242     10,379,926            0.4%
    Chevron Corp............................   239,958     28,785,362            1.0%
    ConocoPhillips..........................   188,785     13,837,941            0.5%
    Exxon Mobil Corp........................   250,318     22,433,499            0.8%
    Murphy Oil Corp.........................   107,339      6,474,689            0.2%
    Occidental Petroleum Corp...............   111,234     10,687,363            0.4%
    Tesoro Corp.............................   131,157      6,412,266            0.2%
*   Weatherford International, Ltd..........   429,641      7,063,298            0.3%
    Other Securities........................              219,997,212            7.4%
                                                       --------------          ------
Total Energy................................              333,393,258           11.5%
                                                       --------------          ------
Financials -- (21.6%)
    American Financial Group, Inc...........   125,705      7,072,163            0.3%
    American International Group, Inc.......   128,798      6,652,417            0.2%
    Ameriprise Financial, Inc...............    68,100      6,846,774            0.2%
    Bank of America Corp.................... 1,445,171     20,174,587            0.7%
    Citigroup, Inc..........................   403,956     19,704,974            0.7%
    Goldman Sachs Group, Inc. (The).........    47,945      7,712,433            0.3%
    Hartford Financial Services Group, Inc..   219,658      7,402,475            0.3%
    Invesco, Ltd............................   186,136      6,282,090            0.2%
    JPMorgan Chase & Co.....................   570,669     29,412,280            1.0%
    KeyCorp.................................   499,016      6,252,670            0.2%
    Lincoln National Corp...................   152,570      6,928,204            0.3%
    MetLife, Inc............................   141,103      6,675,583            0.2%
    Principal Financial Group, Inc..........   157,281      7,464,556            0.3%
    Regions Financial Corp..................   681,506      6,562,903            0.2%
    Wells Fargo & Co........................   634,567     27,089,665            0.9%
    Other Securities........................              535,707,873           18.5%
                                                       --------------          ------
Total Financials............................              707,941,647           24.5%
                                                       --------------          ------
Health Care -- (7.2%)
*   Boston Scientific Corp..................   767,057      8,966,896            0.3%
    Merck & Co., Inc........................   149,737      6,751,641            0.2%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES        VALUE+     OF NET ASSETS**
                                                           ------        ------     ---------------
Health Care -- (Continued)
      Omnicare, Inc......................................    109,511 $    6,039,532            0.2%
      Pfizer, Inc........................................    427,541     13,116,958            0.5%
      Other Securities...................................               201,362,265            7.0%
                                                                     --------------          ------
Total Health Care........................................               236,237,292            8.2%
                                                                     --------------          ------
Industrials -- (12.2%)
      General Electric Co................................    856,705     22,394,269            0.8%
      Southwest Airlines Co..............................    417,610      7,191,244            0.3%
      Other Securities...................................               370,909,900           12.7%
                                                                     --------------          ------
Total Industrials........................................               400,495,413           13.8%
                                                                     --------------          ------
Information Technology -- (11.2%)
      Fidelity National Information Services, Inc........    150,228      7,323,615            0.3%
      IAC/InterActiveCorp................................    115,491      6,166,065            0.2%
      Intel Corp.........................................    277,316      6,774,830            0.3%
*     Micron Technology, Inc.............................    569,578     10,070,139            0.4%
      Visa, Inc. Class A.................................     37,703      7,415,049            0.3%
      Western Digital Corp...............................    122,881      8,556,204            0.3%
      Xerox Corp.........................................    731,469      7,270,802            0.3%
      Other Securities...................................               313,334,785           10.6%
                                                                     --------------          ------
Total Information Technology.............................               366,911,489           12.7%
                                                                     --------------          ------
Materials -- (5.3%)
      Other Securities...................................               173,155,795            6.0%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (1.7%)
      AT&T, Inc..........................................    570,322     20,645,656            0.7%
      Verizon Communications, Inc........................    219,736     11,098,865            0.4%
      Other Securities...................................                23,940,444            0.8%
                                                                     --------------          ------
Total Telecommunication Services.........................                55,684,965            1.9%
                                                                     --------------          ------
Utilities -- (1.1%)
      Other Securities...................................                35,464,567            1.2%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             2,889,151,578           99.9%
                                                                     --------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    81,076            0.0%
                                                                     --------------          ------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.073%.  6,584,203      6,584,203            0.2%
                                                                     --------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------
                                                            (000)
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund..................... 33,037,634    382,245,421           13.2%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,350,309,267)................................              $3,278,062,278          113.3%
                                                                     ==============          ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  433,887,859           --   --    $  433,887,859
  Consumer Staples............    145,979,293           --   --       145,979,293
  Energy......................    333,393,258           --   --       333,393,258
  Financials..................    707,939,630 $      2,017   --       707,941,647
  Health Care.................    236,209,992       27,300   --       236,237,292
  Industrials.................    400,463,577       31,836   --       400,495,413
  Information Technology......    366,911,489           --   --       366,911,489
  Materials...................    173,155,795           --   --       173,155,795
  Other.......................             --           --   --                --
  Telecommunication Services..     55,684,965           --   --        55,684,965
  Utilities...................     35,464,567           --   --        35,464,567
Rights/Warrants...............             --       81,076   --            81,076
Temporary Cash Investments....      6,584,203           --   --         6,584,203
Securities Lending Collateral.             --  382,245,421   --       382,245,421
                               -------------- ------------   --    --------------
TOTAL......................... $2,895,674,628 $382,387,650   --    $3,278,062,278
                               ============== ============   ==    ==============


                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                               PERCENTAGE
                                                     SHARES       VALUE+     OF NET ASSETS**
                                                     ------       ------     ---------------
COMMON STOCKS -- (80.9%)
Consumer Discretionary -- (15.2%)
#*  Bally Technologies, Inc........................   235,969 $   17,258,773            0.2%
#*  Buffalo Wild Wings, Inc........................   118,248     16,859,800            0.2%
#*  Cabela's, Inc..................................   277,885     16,484,138            0.2%
#   Cheesecake Factory, Inc. (The).................   366,132     17,299,737            0.2%
#   Cracker Barrel Old Country Store, Inc..........   141,046     15,496,724            0.2%
#*  Lumber Liquidators Holdings, Inc...............   150,634     17,200,896            0.2%
*   Steven Madden, Ltd.............................   421,193     15,449,359            0.2%
*   Tenneco, Inc...................................   308,939     16,395,393            0.2%
#   Thor Industries, Inc...........................   274,686     15,934,535            0.2%
    Other Securities...............................            1,245,925,653           16.9%
                                                              --------------          ------
Total Consumer Discretionary.......................            1,394,305,008           18.7%
                                                              --------------          ------
Consumer Staples -- (3.6%)
#   Casey's General Stores, Inc....................   217,078     15,820,645            0.2%
#*  Darling International, Inc.....................   756,402     17,601,474            0.2%
*   TreeHouse Foods, Inc...........................   217,722     15,950,314            0.2%
    Other Securities...............................              279,898,889            3.8%
                                                              --------------          ------
Total Consumer Staples.............................              329,271,322            4.4%
                                                              --------------          ------
Energy -- (4.2%)
    Bristow Group, Inc.............................   199,091     16,020,853            0.2%
    SemGroup Corp. Class A.........................   262,775     15,868,982            0.2%
    Other Securities...............................              355,886,047            4.8%
                                                              --------------          ------
Total Energy.......................................              387,775,882            5.2%
                                                              --------------          ------
Financials -- (13.6%)
*   Altisource Portfolio Solutions SA..............   119,358     18,772,626            0.3%
#   Bank of Hawaii Corp............................   279,070     16,180,479            0.2%
    CNO Financial Group, Inc.......................   978,475     15,244,640            0.2%
#   TCF Financial Corp............................. 1,012,331     15,367,185            0.2%
    Webster Financial Corp.........................   569,447     15,881,877            0.2%
    Other Securities...............................            1,163,975,751           15.6%
                                                              --------------          ------
Total Financials...................................            1,245,422,558           16.7%
                                                              --------------          ------
Health Care -- (7.8%)
#*  Align Technology, Inc..........................   286,722     16,360,357            0.2%
*   Charles River Laboratories International, Inc..   314,552     15,479,104            0.2%
#   Hill-Rom Holdings, Inc.........................   371,392     15,334,776            0.2%
#   Owens & Minor, Inc.............................   404,519     15,137,101            0.2%
*   Thoratec Corp..................................   353,463     15,266,067            0.2%
#*  VCA Antech, Inc................................   578,974     16,471,810            0.2%
#*  ViroPharma, Inc................................   389,274     15,111,617            0.2%
#   West Pharmaceutical Services, Inc..............   351,188     16,979,940            0.2%
    Other Securities...............................              586,139,980            8.0%
                                                              --------------          ------
Total Health Care..................................              712,280,752            9.6%
                                                              --------------          ------
Industrials -- (14.7%)
#   Actuant Corp. Class A..........................   410,545     15,420,070            0.2%
    Alliant Techsystems, Inc.......................   169,067     18,406,324            0.3%
*   Avis Budget Group, Inc.........................   493,987     15,476,613            0.2%
    Belden, Inc....................................   250,180     16,827,107            0.2%
#*  Chart Industries, Inc..........................   150,375     16,160,801            0.2%
    Con-way, Inc...................................   380,220     15,665,064            0.2%
#*  DigitalGlobe, Inc..............................   493,255     15,695,374            0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                          SHARES        VALUE+     OF NET ASSETS**
                                                          ------        ------     ---------------
Industrials -- (Continued)
    EnerSys, Inc.......................................     269,950 $   17,911,183            0.2%
    Huntington Ingalls Industries, Inc.................     227,971     16,311,325            0.2%
#*  MasTec, Inc........................................     498,398     15,933,784            0.2%
#*  Middleby Corp......................................      75,298     17,141,590            0.2%
*   Spirit Airlines, Inc...............................     478,914     20,665,139            0.3%
    Other Securities...................................              1,149,286,508           15.5%
                                                                    --------------          ------
Total Industrials......................................              1,350,900,882           18.1%
                                                                    --------------          ------
Information Technology -- (14.5%)
*   Acxiom Corp........................................     457,131     15,190,463            0.2%
*   Anixter International, Inc.........................     180,205     15,405,725            0.2%
    FEI Co.............................................     177,398     15,802,614            0.2%
#   j2 Global, Inc.....................................     290,465     15,969,766            0.2%
#   Lexmark International, Inc. Class A................     428,784     15,243,271            0.2%
*   Tyler Technologies, Inc............................     169,807     16,422,035            0.2%
    Other Securities...................................              1,240,890,031           16.7%
                                                                    --------------          ------
Total Information Technology...........................              1,334,923,905           17.9%
                                                                    --------------          ------
Materials -- (4.2%)
    KapStone Paper and Packaging Corp..................     298,292     15,499,252            0.2%
    PolyOne Corp.......................................     529,913     16,056,364            0.2%
    Sensient Technologies Corp.........................     295,289     15,393,416            0.2%
    Worthington Industries, Inc........................     429,704     17,420,200            0.2%
    Other Securities...................................                318,790,671            4.4%
                                                                    --------------          ------
Total Materials........................................                383,159,903            5.2%
                                                                    --------------          ------
Other -- (0.0%)
    Other Securities...................................                      7,948            0.0%
                                                                    --------------          ------
Real Estate Investment Trusts -- (0.1%)
    Other Securities...................................                 12,527,068            0.2%
                                                                    --------------          ------
Telecommunication Services -- (0.5%)
    Other Securities...................................                 41,745,835            0.6%
                                                                    --------------          ------
Utilities -- (2.5%)
    IDACORP, Inc.......................................     295,434     15,244,395            0.2%
    Other Securities...................................                218,894,473            2.9%
                                                                    --------------          ------
Total Utilities........................................                234,138,868            3.1%
                                                                    --------------          ------
TOTAL COMMON STOCKS....................................              7,426,459,931           99.7%
                                                                    --------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities...................................                         --            0.0%
                                                                    --------------          ------
RIGHTS/WARRANTS -- (0.0%)
    Other Securities...................................                    135,084            0.0%
                                                                    --------------          ------
TEMPORARY CASH INVESTMENTS -- (0.4%)
    State Street Institutional Liquid Reserves, 0.073%.  36,842,908     36,842,908            0.5%
                                                                    --------------          ------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                          -------
                                                           (000)
SECURITIES LENDING COLLATERAL -- (18.7%)
    (S)@ DFA Short Term Investment Fund................ 148,525,546  1,718,440,570           23.1%
                                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,979,243,022)..............................               $9,181,878,493          123.3%
                                                                    ==============          ======

U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------------
                                    LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                 -------------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary........ $1,394,305,008             --   --    $1,394,305,008
  Consumer Staples..............    329,271,322             --   --       329,271,322
  Energy........................    387,775,882             --   --       387,775,882
  Financials....................  1,245,407,500 $       15,058   --     1,245,422,558
  Health Care...................    712,185,705         95,047   --       712,280,752
  Industrials...................  1,350,590,743        310,139   --     1,350,900,882
  Information Technology........  1,334,923,905             --   --     1,334,923,905
  Materials.....................    383,159,903             --   --       383,159,903
  Other.........................             --          7,948   --             7,948
  Real Estate Investment Trusts.     12,527,068             --   --        12,527,068
  Telecommunication Services....     41,745,835             --   --        41,745,835
  Utilities.....................    234,138,868             --   --       234,138,868
Preferred Stocks
  Other.........................             --             --   --                --
Rights/Warrants.................             --        135,084   --           135,084
Temporary Cash Investments......     36,842,908             --   --        36,842,908
Securities Lending Collateral...             --  1,718,440,570   --     1,718,440,570
                                 -------------- --------------   --    --------------
TOTAL........................... $7,462,874,647 $1,719,003,846   --    $9,181,878,493
                                 ============== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                       PERCENTAGE
                                             SHARES       VALUE+     OF NET ASSETS**
                                             ------       ------     ---------------
COMMON STOCKS -- (84.7%)
Consumer Discretionary -- (16.4%)
*   Asbury Automotive Group, Inc...........   297,023 $   14,271,955            0.3%
    Belo Corp. Class A.....................   858,259     11,783,896            0.3%
#*  Conn's, Inc............................   306,457     18,522,261            0.4%
#   Dorman Products, Inc...................   311,758     15,154,556            0.3%
    Finish Line, Inc. (The) Class A........   451,112     11,295,844            0.2%
#*  Grand Canyon Education, Inc............   367,324     17,363,405            0.4%
#*  Krispy Kreme Doughnuts, Inc............   624,760     15,156,678            0.3%
    La-Z-Boy, Inc..........................   533,688     12,317,519            0.3%
    Lithia Motors, Inc. Class A............   188,702     11,859,921            0.3%
#*  Lumber Liquidators Holdings, Inc.......   109,921     12,551,879            0.3%
#   Papa John's International, Inc.........   207,021     15,665,279            0.3%
#*  Pinnacle Entertainment, Inc............   540,950     12,658,230            0.3%
#*  Quiksilver, Inc........................ 1,457,888     12,129,628            0.3%
#*  Red Robin Gourmet Burgers, Inc.........   144,159     10,982,033            0.2%
*   Scientific Games Corp. Class A.........   650,894     11,898,342            0.3%
#   Sinclair Broadcast Group, Inc. Class A.   401,740     12,879,784            0.3%
#   Sturm Ruger & Co., Inc.................   185,803     12,153,374            0.3%
    Other Securities.......................              676,038,503           14.2%
                                                      --------------           -----
Total Consumer Discretionary...............              904,683,087           19.3%
                                                      --------------           -----
Consumer Staples -- (3.7%)
    Andersons, Inc. (The)..................   165,272     12,259,877            0.3%
#   J&J Snack Foods Corp...................   176,874     15,135,108            0.3%
*   Prestige Brands Holdings, Inc..........   356,410     11,130,684            0.2%
#*  Susser Holdings Corp...................   220,255     12,078,784            0.3%
    Other Securities.......................              152,476,392            3.2%
                                                      --------------           -----
Total Consumer Staples.....................              203,080,845            4.3%
                                                      --------------           -----
Energy -- (4.4%)
    Crosstex Energy, Inc...................   478,837     14,695,508            0.3%
#*  Rex Energy Corp........................   559,372     12,026,498            0.3%
    Other Securities.......................              215,434,478            4.6%
                                                      --------------           -----
Total Energy...............................              242,156,484            5.2%
                                                      --------------           -----
Financials -- (14.8%)
#*  Encore Capital Group, Inc..............   260,253     12,713,359            0.3%
    FBL Financial Group, Inc. Class A......   271,726     12,157,021            0.3%
#   Home BancShares, Inc...................   359,132     12,167,392            0.3%
    Horace Mann Educators Corp.............   423,287     11,725,050            0.3%
*   Western Alliance Bancorp...............   615,654     13,021,082            0.3%
#*  World Acceptance Corp..................   153,471     15,979,401            0.3%
    Other Securities.......................              740,587,825           15.6%
                                                      --------------           -----
Total Financials...........................              818,351,130           17.4%
                                                      --------------           -----
Health Care -- (8.0%)
*   Amsurg Corp............................   287,682     12,338,681            0.3%
    Analogic Corp..........................   123,960     11,432,831            0.3%
*   Corvel Corp............................   270,276     11,243,482            0.2%
#*  Hanger, Inc............................   311,307     11,424,967            0.2%
*   Medidata Solutions, Inc................   116,683     12,871,302            0.3%
*   NuVasive, Inc..........................   346,328     11,006,304            0.2%
    Other Securities.......................              371,022,710            7.9%
                                                      --------------           -----
Total Health Care..........................              441,340,277            9.4%
                                                      --------------           -----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES        VALUE+     OF NET ASSETS**
                                                           ------        ------     ---------------
Industrials -- (15.0%)
#     AAON, Inc..........................................    410,994 $   11,100,948            0.2%
#*    EnPro Industries, Inc..............................    198,137     11,822,835            0.3%
      Mueller Water Products, Inc. Class A...............  1,458,942     12,503,133            0.3%
      Other Securities...................................               796,876,867           16.9%
                                                                     --------------          ------
Total Industrials........................................               832,303,783           17.7%
                                                                     --------------          ------
Information Technology -- (15.0%)
*     Electronics for Imaging, Inc.......................    383,228     13,148,553            0.3%
#     Heartland Payment Systems, Inc.....................    334,773     13,541,568            0.3%
*     iGATE Corp.........................................    533,687     16,992,594            0.4%
*     Integrated Device Technology, Inc..................  1,226,260     13,047,406            0.3%
*     Manhattan Associates, Inc..........................    199,341     21,231,810            0.5%
      NIC, Inc...........................................    456,902     11,248,927            0.2%
#*    SunEdison, Inc.....................................  1,431,312     13,311,202            0.3%
#*    Tyler Technologies, Inc............................    216,321     20,920,404            0.5%
#*    Unisys Corp........................................    418,812     11,035,696            0.2%
      Other Securities...................................               697,874,426           14.7%
                                                                     --------------          ------
Total Information Technology.............................               832,352,586           17.7%
                                                                     --------------          ------
Materials -- (5.1%)
#     Balchem Corp.......................................    210,062     12,028,150            0.3%
      KapStone Paper and Packaging Corp..................    331,563     17,228,013            0.4%
      Other Securities...................................               251,104,753            5.3%
                                                                     --------------          ------
Total Materials..........................................               280,360,916            6.0%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                    58,742            0.0%
                                                                     --------------          ------
Telecommunication Services -- (0.9%)
      Other Securities...................................                51,451,236            1.1%
                                                                     --------------          ------
Utilities -- (1.4%)
#     MGE Energy, Inc....................................    194,367     10,944,806            0.2%
      Other Securities...................................                66,128,649            1.4%
                                                                     --------------          ------
Total Utilities..........................................                77,073,455            1.6%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             4,683,212,541           99.7%
                                                                     --------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   210,244            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.073%. 12,694,109     12,694,109            0.3%
                                                                     --------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (15.1%)
(S)@  DFA Short Term Investment Fund..................... 72,160,431    834,896,185           17.8%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,910,422,847)................................              $5,531,013,079          117.8%
                                                                     ==============          ======

U.S. MICRO CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  904,683,087           --   --    $  904,683,087
  Consumer Staples............    203,080,845           --   --       203,080,845
  Energy......................    242,156,484           --   --       242,156,484
  Financials..................    818,331,155 $     19,975   --       818,351,130
  Health Care.................    441,203,823      136,454   --       441,340,277
  Industrials.................    832,031,098      272,685   --       832,303,783
  Information Technology......    832,352,586           --   --       832,352,586
  Materials...................    280,360,916           --   --       280,360,916
  Other.......................             --       58,742   --            58,742
  Telecommunication Services..     51,451,236           --   --        51,451,236
  Utilities...................     77,073,455           --   --        77,073,455
Preferred Stocks
  Other.......................             --           --   --                --
Rights/Warrants...............             --      210,244   --           210,244
Temporary Cash Investments....     12,694,109           --   --        12,694,109
Securities Lending Collateral.             --  834,896,185   --       834,896,185
                               -------------- ------------   --    --------------
TOTAL......................... $4,695,418,794 $835,594,285   --    $5,531,013,079
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                              PERCENTAGE
                                                    SHARES       VALUE+     OF NET ASSETS**
                                                    ------       ------     ---------------
COMMON STOCKS -- (90.1%)
Real Estate Investment Trusts -- (90.1%)
    Alexandria Real Estate Equities, Inc..........   695,800 $   45,769,724            1.0%
    American Campus Communities, Inc.............. 1,021,570     35,305,459            0.8%
    Apartment Investment & Management Co. Class A. 1,422,561     39,803,257            0.8%
    AvalonBay Communities, Inc.................... 1,187,772    148,530,889            3.2%
    BioMed Realty Trust, Inc...................... 1,873,201     37,314,164            0.8%
#   Boston Properties, Inc........................ 1,469,768    152,120,988            3.2%
#   BRE Properties, Inc...........................   748,334     40,866,520            0.9%
#   Camden Property Trust.........................   813,176     52,205,899            1.1%
#   CBL & Associates Properties, Inc.............. 1,573,700     31,174,997            0.7%
    DCT Industrial Trust, Inc..................... 3,084,629     23,905,875            0.5%
#   DDR Corp...................................... 2,687,030     45,545,158            1.0%
#   Digital Realty Trust, Inc..................... 1,252,136     59,676,802            1.3%
    Douglas Emmett, Inc........................... 1,306,857     32,579,945            0.7%
#   Duke Realty Corp.............................. 3,169,047     52,511,109            1.1%
    EPR Properties................................   459,789     23,619,361            0.5%
    Equity Lifestyle Properties, Inc..............   767,442     29,155,122            0.6%
    Equity Residential............................ 3,311,495    173,389,878            3.7%
#   Essex Property Trust, Inc.....................   361,408     58,186,688            1.2%
    Extra Space Storage, Inc...................... 1,019,883     46,904,419            1.0%
    Federal Realty Investment Trust...............   634,951     65,780,924            1.4%
#   General Growth Properties, Inc................ 4,695,708     99,689,881            2.1%
    HCP, Inc...................................... 4,408,569    182,955,613            3.9%
#   Health Care REIT, Inc......................... 2,764,928    179,305,581            3.8%
#   Highwoods Properties, Inc.....................   861,200     33,242,320            0.7%
#   Home Properties, Inc..........................   540,171     32,577,713            0.7%
    Hospitality Properties Trust.................. 1,362,466     40,029,251            0.9%
#   Host Hotels & Resorts, Inc.................... 7,174,023    133,078,127            2.8%
    Kilroy Realty Corp............................   737,362     39,198,164            0.8%
    Kimco Realty Corp............................. 3,993,958     85,790,218            1.8%
    LaSalle Hotel Properties......................   914,451     28,393,703            0.6%
    Liberty Property Trust........................ 1,234,123     45,897,034            1.0%
#   Macerich Co. (The)............................ 1,365,999     80,880,801            1.7%
#   Mid-America Apartment Communities, Inc........   673,731     44,735,738            1.0%
#   National Retail Properties, Inc............... 1,179,889     40,588,182            0.9%
#   Omega Healthcare Investors, Inc............... 1,113,809     37,023,011            0.8%
    Piedmont Office Realty Trust, Inc. Class A.... 1,593,397     29,445,977            0.6%
    Post Properties, Inc..........................   526,602     24,086,775            0.5%
    Prologis, Inc................................. 4,760,982    190,201,231            4.1%
    Public Storage................................ 1,371,481    228,996,183            4.9%
#   Realty Income Corp............................ 1,888,595     78,659,982            1.7%
#   Regency Centers Corp..........................   890,192     45,987,319            1.0%
#   Senior Housing Properties Trust............... 1,809,267     44,580,339            1.0%
    Simon Property Group, Inc..................... 2,902,908    448,644,431            9.6%
#   SL Green Realty Corp..........................   882,170     83,426,817            1.8%
#   Tanger Factory Outlet Centers.................   896,460     31,241,631            0.7%
    Taubman Centers, Inc..........................   606,482     39,900,451            0.9%
#   UDR, Inc...................................... 2,381,995     59,097,296            1.3%
    Ventas, Inc................................... 2,812,708    183,501,070            3.9%
#   Vornado Realty Trust.......................... 1,600,928    142,578,648            3.0%

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES        VALUE+     OF NET ASSETS**
                                                           ------        ------     ---------------
Real Estate Investment Trusts -- (Continued)
#     Weingarten Realty Investors........................  1,100,402 $   34,915,755            0.7%
      Other Securities...................................               687,421,830           14.7%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             4,650,418,250           99.4%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.073%. 14,133,145 $   14,133,145            0.3%
                                                                     --------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@  DFA Short Term Investment Fund..................... 43,040,993    497,984,294           10.7%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,829,858,283)................................              $5,162,535,689          110.4%
                                                                     ==============          ======

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
  Real Estate Investment Trusts. $4,650,418,250           --   --    $4,650,418,250
Temporary Cash Investments......     14,133,145           --   --        14,133,145
Securities Lending Collateral...             -- $497,984,294   --       497,984,294
                                 -------------- ------------   --    --------------
TOTAL........................... $4,664,551,395 $497,984,294   --    $5,162,535,689
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                        PERCENTAGE
                                                 SHARES    VALUE++    OF NET ASSETS**
                                                 ------    -------    ---------------
COMMON STOCKS -- (91.6%)
AUSTRALIA -- (6.7%)
    Australia & New Zealand Banking Group, Ltd.. 528,683 $ 16,918,041            0.6%
    BHP Billiton, Ltd........................... 460,036   16,263,826            0.6%
    Commonwealth Bank of Australia.............. 294,908   21,234,117            0.8%
    National Australia Bank, Ltd................ 468,608   15,661,273            0.6%
    Westpac Banking Corp........................ 511,050   16,592,333            0.6%
    Other Securities............................          113,841,998            4.1%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          200,511,588            7.3%
                                                         ------------            ----

AUSTRIA -- (0.2%)
    Other Securities............................            7,474,217            0.3%
                                                         ------------            ----

BELGIUM -- (1.0%)
    Anheuser-Busch InBev NV..................... 120,883   12,531,168            0.5%
    Other Securities............................           16,642,740            0.6%
                                                         ------------            ----
TOTAL BELGIUM...................................           29,173,908            1.1%
                                                         ------------            ----

CANADA -- (8.7%)
    Bank of Nova Scotia......................... 196,436   11,942,721            0.4%
#   Royal Bank of Canada........................ 243,989   16,385,278            0.6%
#   Suncor Energy, Inc.......................... 279,079   10,141,757            0.4%
#   Toronto-Dominion Bank (The)................. 160,784   14,748,364            0.5%
    Other Securities............................          206,333,950            7.5%
                                                         ------------            ----
TOTAL CANADA....................................          259,552,070            9.4%
                                                         ------------            ----

DENMARK -- (1.1%)
    Other Securities............................           31,731,194            1.2%
                                                         ------------            ----

FINLAND -- (0.8%)
    Other Securities............................           23,527,291            0.9%
                                                         ------------            ----

FRANCE -- (8.2%)
    BNP Paribas SA.............................. 204,665   15,098,779            0.6%
    Sanofi...................................... 180,968   19,295,374            0.7%
    Total SA.................................... 261,686   16,055,204            0.6%
#   Total SA Sponsored ADR...................... 157,489    9,635,177            0.4%
    Other Securities............................          185,367,852            6.6%
                                                         ------------            ----
TOTAL FRANCE....................................          245,452,386            8.9%
                                                         ------------            ----

GERMANY -- (7.0%)
    Allianz SE..................................  67,247   11,290,927            0.4%
    BASF SE..................................... 164,609   17,088,800            0.6%
    Bayer AG.................................... 118,085   14,648,707            0.5%
    Daimler AG.................................. 185,463   15,184,741            0.6%
    SAP AG...................................... 136,242   10,661,226            0.4%
    Siemens AG..................................  87,275   11,153,059            0.4%
    Other Securities............................          129,286,200            4.7%
                                                         ------------            ----
TOTAL GERMANY...................................          209,313,660            7.6%
                                                         ------------            ----

GREECE -- (0.0%)
    Other Securities............................              793,969            0.0%
                                                         ------------            ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                               ------     -------    ---------------

HONG KONG -- (2.5%)
    AIA Group, Ltd........................... 2,150,000 $ 10,917,334            0.4%
    Other Securities.........................             63,345,322            2.3%
                                                        ------------           -----
TOTAL HONG KONG..............................             74,262,656            2.7%
                                                        ------------           -----

IRELAND -- (0.3%)
    Other Securities.........................              8,690,808            0.3%
                                                        ------------           -----

ISRAEL -- (0.4%)
    Other Securities.........................             11,269,348            0.4%
                                                        ------------           -----

ITALY -- (1.8%)
    Other Securities.........................             55,229,204            2.0%
                                                        ------------           -----

JAPAN -- (17.6%)
#   Mitsubishi UFJ Financial Group, Inc. ADR. 1,455,897    9,317,741            0.4%
#   Softbank Corp............................   179,200   13,382,451            0.5%
    Sumitomo Mitsui Financial Group, Inc.....   261,540   12,641,764            0.5%
    Toyota Motor Corp........................   324,100   21,014,052            0.8%
#   Toyota Motor Corp. Sponsored ADR.........    94,713   12,257,756            0.5%
    Other Securities.........................            458,623,170           16.4%
                                                        ------------           -----
TOTAL JAPAN..................................            527,236,934           19.1%
                                                        ------------           -----

NETHERLANDS -- (2.1%)
    Unilever NV..............................   242,733    9,623,254            0.3%
    Other Securities.........................             53,835,902            2.0%
                                                        ------------           -----
TOTAL NETHERLANDS............................             63,459,156            2.3%
                                                        ------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities.........................              2,790,304            0.1%
                                                        ------------           -----

NORWAY -- (0.9%)
    Other Securities.........................             25,978,042            0.9%
                                                        ------------           -----

PORTUGAL -- (0.1%)
    Other Securities.........................              4,158,396            0.2%
                                                        ------------           -----

SINGAPORE -- (1.2%)
    Other Securities.........................             36,936,063            1.3%
                                                        ------------           -----

SPAIN -- (2.8%)
    Banco Santander SA....................... 1,225,631   10,865,540            0.4%
    Other Securities.........................             72,329,930            2.6%
                                                        ------------           -----
TOTAL SPAIN..................................             83,195,470            3.0%
                                                        ------------           -----

SWEDEN -- (2.6%)
    Other Securities.........................             77,665,677            2.8%
                                                        ------------           -----

SWITZERLAND -- (7.5%)
    Cie Financiere Richemont SA..............    97,651    9,984,783            0.4%
    Nestle SA................................   605,460   43,704,470            1.6%
    Novartis AG..............................   288,619   22,403,348            0.8%
    Novartis AG ADR..........................   164,130   12,728,282            0.5%
    Roche Holding AG.........................   127,069   35,139,075            1.3%
    UBS AG...................................   640,816   12,394,061            0.5%
    Other Securities.........................             88,296,444            3.1%
                                                        ------------           -----
TOTAL SWITZERLAND............................            224,650,463            8.2%
                                                        ------------           -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                        SHARES       VALUE++     OF NET ASSETS**
                                                                        ------       -------     ---------------

UNITED KINGDOM -- (18.0%)
#     Barclays P.L.C. Sponsored ADR..................................     548,981 $    9,228,371            0.3%
      BG Group P.L.C.................................................     604,431     12,330,190            0.5%
      BP P.L.C. Sponsored ADR........................................     563,945     26,223,442            1.0%
      British American Tobacco P.L.C.................................     285,586     15,756,419            0.6%
      Diageo P.L.C. Sponsored ADR....................................      78,259      9,985,066            0.4%
      GlaxoSmithKline P.L.C..........................................     528,451     13,931,212            0.5%
      GlaxoSmithKline P.L.C. Sponsored ADR...........................     204,043     10,738,783            0.4%
      HSBC Holdings P.L.C............................................   1,638,724     17,962,609            0.7%
      HSBC Holdings P.L.C. Sponsored ADR.............................     437,209     24,063,982            0.9%
      Reckitt Benckiser Group P.L.C..................................     119,067      9,258,539            0.3%
      Royal Dutch Shell P.L.C. ADR...................................     392,289     27,271,931            1.0%
      SABMiller P.L.C................................................     177,232      9,241,009            0.3%
      Standard Chartered P.L.C.......................................     439,931     10,562,736            0.4%
      Tesco P.L.C....................................................   1,584,008      9,239,736            0.3%
      Vodafone Group P.L.C...........................................   3,370,096     12,343,843            0.5%
      Vodafone Group P.L.C. Sponsored ADR............................     614,634     22,630,824            0.8%
      Other Securities...............................................                297,153,404           10.6%
                                                                                  --------------          ------
TOTAL UNITED KINGDOM.................................................                537,922,096           19.5%
                                                                                  --------------          ------
TOTAL COMMON STOCKS..................................................              2,740,974,900           99.5%
                                                                                  --------------          ------

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Other Securities...............................................                  1,799,085            0.1%
                                                                                  --------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities...............................................                     48,992            0.0%
                                                                                  --------------          ------
TOTAL PREFERRED STOCKS...............................................                  1,848,077            0.1%
                                                                                  --------------          ------

RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
      Other Securities...............................................                          9            0.0%
                                                                                  --------------          ------

HONG KONG -- (0.0%)
      Other Securities...............................................                         --            0.0%
                                                                                  --------------          ------

SPAIN -- (0.0%)
      Other Securities...............................................                    264,592            0.0%
                                                                                  --------------          ------
TOTAL RIGHTS/WARRANTS................................................                    264,601            0.0%
                                                                                  --------------          ------
                                                                        SHARES/
                                                                         FACE
                                                                        AMOUNT       VALUE+
                                                                        -------      ------             -
                                                                         (000)
      SECURITIES LENDING COLLATERAL -- (8.3%)........................
(S)@  DFA Short Term Investment Fund.................................  21,521,175    249,000,000            9.0%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $382,392 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $345,804) to be repurchased at
       $339,025...................................................... $       339 $      339,024            0.0%
                                                                                  --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................                249,339,024            9.0%
                                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,354,552,422)............................................               $2,992,426,602          108.6%
                                                                                  ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  7,579,926 $  192,931,662   --    $  200,511,588
  Austria.....................       39,912      7,434,305   --         7,474,217
  Belgium.....................    3,501,712     25,672,196   --        29,173,908
  Canada......................  259,552,070             --   --       259,552,070
  Denmark.....................    3,885,244     27,845,950   --        31,731,194
  Finland.....................    1,725,032     21,802,259   --        23,527,291
  France......................   20,822,557    224,629,829   --       245,452,386
  Germany.....................   31,001,562    178,312,098   --       209,313,660
  Greece......................           --        793,969   --           793,969
  Hong Kong...................    1,002,081     73,260,575   --        74,262,656
  Ireland.....................    2,489,101      6,201,707   --         8,690,808
  Israel......................    5,679,502      5,589,846   --        11,269,348
  Italy.......................    8,130,392     47,098,812   --        55,229,204
  Japan.......................   43,398,542    483,838,392   --       527,236,934
  Netherlands.................    9,144,980     54,314,176   --        63,459,156
  New Zealand.................           --      2,790,304   --         2,790,304
  Norway......................    2,122,512     23,855,530   --        25,978,042
  Portugal....................       91,147      4,067,249   --         4,158,396
  Singapore...................           --     36,936,063   --        36,936,063
  Spain.......................   23,202,999     59,992,471   --        83,195,470
  Sweden......................      720,670     76,945,007   --        77,665,677
  Switzerland.................   24,836,474    199,813,989   --       224,650,463
  United Kingdom..............  185,603,990    352,318,106   --       537,922,096
Preferred Stocks
  Germany.....................           --      1,799,085   --         1,799,085
  United Kingdom..............           --         48,992   --            48,992
Rights/Warrants
  France......................           --              9   --                 9
  Hong Kong...................           --             --   --                --
  Spain.......................           --        264,592   --           264,592
Securities Lending Collateral.           --    249,339,024   --       249,339,024
                               ------------ --------------   --    --------------
TOTAL......................... $634,530,405 $2,357,896,197   --    $2,992,426,602
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                  ------     -------    ---------------
COMMON STOCKS -- (89.7%)
AUSTRALIA -- (5.8%)
    Australia & New Zealand Banking Group, Ltd.. 1,021,663 $ 32,693,574            0.4%
    Commonwealth Bank of Australia..............   291,226   20,969,002            0.2%
    National Australia Bank, Ltd................ 1,341,565   44,836,230            0.5%
    Wesfarmers, Ltd.............................   579,851   23,529,741            0.3%
    Westpac Banking Corp........................   896,764   29,115,366            0.3%
    Other Securities............................            462,209,534            4.8%
                                                           ------------            ----
TOTAL AUSTRALIA.................................            613,353,447            6.5%
                                                           ------------            ----

AUSTRIA -- (0.5%)
    Other Securities............................             50,266,444            0.5%
                                                           ------------            ----

BELGIUM -- (1.1%)
    Other Securities............................            113,946,202            1.2%
                                                           ------------            ----

CANADA -- (7.9%)
#   Royal Bank of Canada........................   326,040   21,895,479            0.2%
#   Suncor Energy, Inc..........................   654,429   23,782,011            0.3%
#   Toronto-Dominion Bank (The).................   350,772   32,175,547            0.4%
    Other Securities............................            747,748,586            7.8%
                                                           ------------            ----
TOTAL CANADA....................................            825,601,623            8.7%
                                                           ------------            ----

CHINA -- (0.0%)
    Other Securities............................                636,480            0.0%
                                                           ------------            ----

COLOMBIA -- (0.0%)
    Other Securities............................                  5,577            0.0%
                                                           ------------            ----

DENMARK -- (1.1%)
    Other Securities............................            120,227,098            1.3%
                                                           ------------            ----

FINLAND -- (1.5%)
    #* Nokia Oyj................................ 3,651,928   27,757,495            0.3%
    Other Securities............................            131,584,399            1.4%
                                                           ------------            ----
TOTAL FINLAND...................................            159,341,894            1.7%
                                                           ------------            ----

FRANCE -- (7.1%)
    BNP Paribas SA..............................   568,069   41,908,229            0.5%
    Cie de St-Gobain............................   446,784   23,451,715            0.3%
    Sanofi......................................   201,598   21,495,009            0.2%
    Sanofi ADR..................................   562,231   30,068,114            0.3%
    Societe Generale SA.........................   443,771   25,068,404            0.3%
    Total SA....................................   351,482   21,564,452            0.2%
    # Total SA Sponsored ADR....................   595,142   36,410,788            0.4%
    Other Securities............................            542,884,779            5.6%
                                                           ------------            ----
TOTAL FRANCE....................................            742,851,490            7.8%
                                                           ------------            ----

GERMANY -- (5.9%)
    Allianz SE..................................   171,092   28,726,742            0.3%
    Daimler AG..................................   469,210   38,416,462            0.4%
    Deutsche Post AG............................   639,180   21,585,987            0.2%
    Muenchener Rueckversicherungs AG............   106,008   22,116,689            0.2%
    # Siemens AG Sponsored ADR..................   200,444   25,658,836            0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       PERCENTAGE
                                             SHARES      VALUE++     OF NET ASSETS**
                                             ------      -------     ---------------
GERMANY -- (Continued)
    Other Securities......................            $  483,963,547            5.1%
                                                      --------------           -----
TOTAL GERMANY.............................               620,468,263            6.5%
                                                      --------------           -----

GREECE -- (0.3%)
    Other Securities......................                27,568,233            0.3%
                                                      --------------           -----

HONG KONG -- (2.4%)
    Other Securities......................               251,199,528            2.6%
                                                      --------------           -----

IRELAND -- (0.5%)
    Other Securities......................                47,557,895            0.5%
                                                      --------------           -----

ISRAEL -- (0.5%)
    Other Securities......................                57,292,967            0.6%
                                                      --------------           -----

ITALY -- (2.2%)
    Other Securities......................               234,965,473            2.5%
                                                      --------------           -----

JAPAN -- (18.4%)
    Mitsubishi UFJ Financial Group, Inc...  5,724,200     36,453,212            0.4%
    Mizuho Financial Group, Inc........... 12,919,560     27,118,957            0.3%
#   Sumitomo Mitsui Financial Group, Inc..    704,570     34,056,003            0.4%
#   Toyota Motor Corp. Sponsored ADR......    360,892     46,706,643            0.5%
    Other Securities......................             1,790,048,090           18.7%
                                                      --------------           -----
TOTAL JAPAN...............................             1,934,382,905           20.3%
                                                      --------------           -----

NETHERLANDS -- (2.5%)
    Other Securities......................               268,159,365            2.8%
                                                      --------------           -----

NEW ZEALAND -- (0.2%)
    Other Securities......................                25,919,358            0.3%
                                                      --------------           -----

NORWAY -- (0.9%)
    Other Securities......................                99,167,065            1.0%
                                                      --------------           -----

PORTUGAL -- (0.3%)
    Other Securities......................                29,533,212            0.3%
                                                      --------------           -----

RUSSIA -- (0.0%)
    Other Securities......................                   289,979            0.0%
                                                      --------------           -----

SINGAPORE -- (1.3%)
    Other Securities......................               131,481,204            1.4%
                                                      --------------           -----

SPAIN -- (2.3%)
    Banco Santander SA....................  3,256,138     28,866,513            0.3%
#   Banco Santander SA Sponsored ADR......  2,364,383     21,066,653            0.2%
    Other Securities......................               190,898,283            2.0%
                                                      --------------           -----
TOTAL SPAIN...............................               240,831,449            2.5%
                                                      --------------           -----

SWEDEN -- (2.8%)
    Nordea Bank AB........................  1,635,765     20,923,901            0.2%
    Other Securities......................               273,453,290            2.9%
                                                      --------------           -----
TOTAL SWEDEN..............................               294,377,191            3.1%
                                                      --------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                         PERCENTAGE
                                               SHARES      VALUE++     OF NET ASSETS**
                                               ------      -------     ---------------

SWITZERLAND -- (6.4%)
    ABB, Ltd................................  1,199,336 $   30,556,144            0.3%
    Credit Suisse Group AG..................  1,122,531     34,919,631            0.4%
    Nestle SA...............................    587,284     42,392,455            0.5%
#   Novartis AG ADR.........................    818,651     63,486,385            0.7%
    Roche Holding AG........................     81,978     22,669,818            0.3%
    Swiss Re AG.............................    372,384     32,688,839            0.4%
    UBS AG..................................  1,749,489     33,836,974            0.4%
    Zurich Insurance Group AG...............    160,459     44,338,545            0.5%
    Other Securities........................               366,397,186            3.6%
                                                        --------------           -----
TOTAL SWITZERLAND...........................               671,285,977            7.1%
                                                        --------------           -----

UNITED KINGDOM -- (17.8%)
    Anglo American P.L.C....................  1,131,410     26,901,050            0.3%
    AstraZeneca P.L.C. Sponsored ADR........    424,722     22,450,805            0.2%
    Barclays P.L.C. Sponsored ADR...........  2,263,921     38,056,512            0.4%
    BG Group P.L.C..........................  1,429,345     29,158,159            0.3%
    BP P.L.C. Sponsored ADR.................  1,845,938     85,836,114            0.9%
#   HSBC Holdings P.L.C. Sponsored ADR......  1,877,265    103,324,666            1.1%
*   Lloyds Banking Group P.L.C.............. 23,313,762     28,834,377            0.3%
    Prudential P.L.C. ADR...................    651,676     26,692,649            0.3%
#   Rio Tinto P.L.C. Sponsored ADR..........    458,818     23,262,073            0.3%
    Royal Dutch Shell P.L.C. ADR(780259107).  1,430,280     99,433,066            1.1%
    Royal Dutch Shell P.L.C. ADR(780259206).    364,923     24,325,767            0.3%
    Standard Chartered P.L.C................  1,125,564     27,024,772            0.3%
    Tesco P.L.C.............................  5,453,611     31,811,663            0.3%
    Vodafone Group P.L.C. Sponsored ADR.....  2,394,771     88,175,468            0.9%
    Other Securities........................             1,212,613,734           12.7%
                                                        --------------           -----
TOTAL UNITED KINGDOM........................             1,867,900,875           19.7%
                                                        --------------           -----

UNITED STATES -- (0.0%)
    Other Securities........................                   310,865            0.0%
                                                        --------------           -----
TOTAL COMMON STOCKS.........................             9,428,922,059           99.2%
                                                        --------------           -----

PREFERRED STOCKS -- (0.1%)
FRANCE -- (0.0%)
    Other Securities........................                     5,197            0.0%
                                                        --------------           -----
GERMANY -- (0.1%)
    Other Securities........................                 5,206,955            0.1%
                                                        --------------           -----
UNITED KINGDOM -- (0.0%)
    Other Securities........................                   126,482            0.0%
                                                        --------------           -----
TOTAL PREFERRED STOCKS......................                 5,338,634            0.1%
                                                        --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                        --            0.0%
                                                        --------------           -----

AUSTRIA -- (0.0%)
    Other Securities........................                        --            0.0%
                                                        --------------           -----

FRANCE -- (0.0%)
    Other Securities........................                        13            0.0%
                                                        --------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                     SHARES        VALUE++     OF NET ASSETS**
                                                                     ------        -------     ---------------

HONG KONG -- (0.0%)
      Other Securities............................................             $            --            0.0%
                                                                               ---------------          ------

ITALY -- (0.0%)
      Other Securities............................................                      11,809            0.0%
                                                                               ---------------          ------

SPAIN -- (0.0%)
      Other Securities............................................                     702,942            0.0%
                                                                               ---------------          ------
TOTAL RIGHTS/WARRANTS.............................................                     714,764            0.0%
                                                                               ---------------          ------

                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT        VALUE+
                                                                     -------       ------
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (10.2%)
(S)@  DFA Short Term Investment Fund..............................  92,912,705   1,075,000,000           11.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $5,584,879 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $5,050,512) to be repurchased at
       $4,951,499................................................. $     4,951       4,951,482            0.1%
                                                                               ---------------          ------
TOTAL SECURITIES LENDING COLLATERAL...............................               1,079,951,482           11.3%
                                                                               ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,059,936,275).........................................               $10,514,926,939          110.6%
                                                                               ===============          ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               -------------- -------------- ------- ---------------
Common Stocks
  Australia................... $   26,885,569 $  586,467,878   --    $   613,353,447
  Austria.....................         69,846     50,196,598   --         50,266,444
  Belgium.....................     11,058,577    102,887,625   --        113,946,202
  Canada......................    825,577,170         24,453   --        825,601,623
  China.......................         40,881        595,599   --            636,480
  Colombia....................          5,577             --   --              5,577
  Denmark.....................      4,247,252    115,979,846   --        120,227,098
  Finland.....................      3,875,723    155,466,171   --        159,341,894
  France......................    103,088,833    639,762,657   --        742,851,490
  Germany.....................     85,519,236    534,949,027   --        620,468,263
  Greece......................        770,734     26,797,499   --         27,568,233
  Hong Kong...................        997,646    250,201,882   --        251,199,528
  Ireland.....................     14,908,209     32,649,686   --         47,557,895
  Israel......................     13,909,511     43,383,456   --         57,292,967
  Italy.......................     22,099,821    212,865,652   --        234,965,473
  Japan.......................    121,410,252  1,812,972,653   --      1,934,382,905
  Netherlands.................     45,818,932    222,340,433   --        268,159,365
  New Zealand.................        113,994     25,805,364   --         25,919,358
  Norway......................     10,556,193     88,610,872   --         99,167,065
  Portugal....................        265,178     29,268,034   --         29,533,212
  Russia......................             --        289,979   --            289,979
  Singapore...................          1,996    131,479,208   --        131,481,204
  Spain.......................     43,141,304    197,690,145   --        240,831,449
  Sweden......................      8,713,099    285,664,092   --        294,377,191
  Switzerland.................    107,694,359    563,591,618   --        671,285,977
  United Kingdom..............    646,060,323  1,221,840,552   --      1,867,900,875
  United States...............        310,865             --   --            310,865
Preferred Stocks
  France......................          5,197             --   --              5,197
  Germany.....................             --      5,206,955   --          5,206,955
  United Kingdom..............             --        126,482   --            126,482
Rights/Warrants
  Australia...................             --             --   --                 --
  Austria.....................             --             --   --                 --
  France......................             --             13   --                 13
  Hong Kong...................             --             --   --                 --
  Italy.......................             --         11,809   --             11,809
  Spain.......................             --        702,942   --            702,942
Securities Lending Collateral.             --  1,079,951,482   --      1,079,951,482
                               -------------- --------------   --    ---------------
TOTAL......................... $2,097,146,277 $8,417,780,662   --    $10,514,926,939
                               ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                                  VALUE+
                                                              --------------
    AFFILIATED INVESTMENT COMPANIES -- (100.0%)
    Investment in The Continental Small Company Series of
      The DFA Investment Trust Company....................... $3,041,110,694
    Investment in The United Kingdom Small Company Series of
      The DFA Investment Trust Company.......................  1,939,554,064
    Investment in The Japanese Small Company Series of
      The DFA Investment Trust Company.......................  1,867,328,817
    Investment in The Asia Pacific Small Company Series of
      The DFA Investment Trust Company.......................    934,206,430
    Investment in The Canadian Small Company Series of
      The DFA Investment Trust Company.......................    727,206,971
                                                              --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $6,870,589,846)...............................  8,509,406,976
                                                              --------------
       TOTAL INVESTMENTS -- (100.0%)
         (Cost $6,870,589,846)............................... $8,509,406,976
                                                              ==============

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $8,509,406,976   --      --    $8,509,406,976
                                  --------------   --      --    --------------
 TOTAL........................... $8,509,406,976   --      --    $8,509,406,976
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2013


                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Japanese Small Company Series of
        The DFA Investment Trust Company..................... $414,294,832
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $389,680,331)............................... $414,294,832
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Asia Pacific Small Company Series of
        The DFA Investment Trust Company..................... $331,291,612
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $301,331,502)............................... $331,291,612
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2013


                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                                   VALUE+
                                                                 -----------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The United Kingdom Small Company Series
      of The DFA Investment Trust Company....................... $37,113,753
                                                                 -----------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
         $22,831,439)........................................... $37,113,753
                                                                 ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                   VALUE+
                                                                ------------
   AFFILIATED INVESTMENT COMPANY -- (100.0%)
   Investment in The Continental Small Company Series of The
     DFA Investment Trust Company.............................. $170,799,580
                                                                ------------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
        $132,148,330).......................................... $170,799,580
                                                                ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
 COMMON STOCKS -- (92.5%)
 AUSTRALIA -- (22.0%)
 #   CFS Retail Property Trust Group... 14,158,196 $ 27,708,920            1.3%
 #   Commonwealth Property Office Fund. 14,987,556   16,956,375            0.8%
 #   Dexus Property Group.............. 31,023,121   31,793,162            1.5%
     Federation Centres, Ltd...........  9,501,422   22,298,352            1.0%
     Goodman Group..................... 11,297,147   53,988,920            2.5%
 #   GPT Group......................... 11,394,986   39,714,768            1.8%
     Investa Office Fund...............  3,957,702   11,618,583            0.5%
 #   Stockland......................... 15,300,798   57,991,976            2.7%
 #   Westfield Group................... 13,915,226  142,401,443            6.6%
     Westfield Retail Trust............ 19,622,341   57,248,805            2.7%
     Other Securities..................              47,497,354            2.2%
                                                   ------------          ------
 TOTAL AUSTRALIA.......................             509,218,658           23.6%
                                                   ------------          ------

 BELGIUM -- (1.5%)
     Cofinimmo.........................    114,585   13,840,283            0.6%
     Other Securities..................              20,133,082            1.0%
                                                   ------------          ------
 TOTAL BELGIUM.........................              33,973,365            1.6%
                                                   ------------          ------

 CANADA -- (5.9%)
     Canadian REIT.....................    240,202    9,784,088            0.5%
 #   H&R REIT..........................    921,949   19,099,509            0.9%
 #   RioCan REIT.......................  1,063,614   25,961,709            1.2%
     Other Securities..................              82,203,898            3.7%
                                                   ------------          ------
 TOTAL CANADA..........................             137,049,204            6.3%
                                                   ------------          ------

 CHINA -- (0.2%)
     Other Securities..................               4,864,256            0.2%
                                                   ------------          ------

 FRANCE -- (4.3%)
     Fonciere Des Regions..............    190,204   16,289,188            0.8%
     Gecina SA.........................    156,246   20,850,380            1.0%
     ICADE.............................    237,301   21,826,829            1.0%
     Klepierre.........................    704,513   31,598,250            1.5%
     Other Securities..................              10,065,785            0.4%
                                                   ------------          ------
 TOTAL FRANCE..........................             100,630,432            4.7%
                                                   ------------          ------

 GERMANY -- (0.4%)
     Other Securities..................               8,374,189            0.4%
                                                   ------------          ------

 GREECE -- (0.0%)
     Other Securities..................                 710,872            0.0%
                                                   ------------          ------

 HONG KONG -- (4.0%)
 #   Link REIT (The)................... 15,583,305   78,594,514            3.7%
     Other Securities..................              13,748,534            0.6%
                                                   ------------          ------
 TOTAL HONG KONG.......................              92,343,048            4.3%
                                                   ------------          ------

 ISRAEL -- (0.2%)
     Other Securities..................               4,096,802            0.2%
                                                   ------------          ------

 ITALY -- (0.2%)
     Other Securities..................               5,532,168            0.3%
                                                   ------------          ------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------

JAPAN -- (16.6%)
#   Advance Residence Investment Corp.....      8,537 $ 19,327,474            0.9%
    Frontier Real Estate Investment Corp..      1,623   16,216,774            0.7%
#   Japan Prime Realty Investment Corp....      5,422   18,018,058            0.8%
    Japan Real Estate Investment Corp.....      4,121   47,081,579            2.2%
#   Japan Retail Fund Investment Corp.....     14,487   29,340,812            1.4%
    Mori Hills REIT Investment Corp.......      1,392    9,769,120            0.5%
#   Mori Trust Sogo Reit, Inc.............      1,265   11,250,428            0.5%
    Nippon Accommodations Fund, Inc.......      1,470   10,539,320            0.5%
    Nippon Building Fund, Inc.............      4,863   60,159,679            2.8%
#   Nomura Real Estate Office Fund, Inc...      2,509   12,394,468            0.6%
#   Orix JREIT, Inc.......................     10,968   13,677,853            0.6%
#   United Urban Investment Corp..........     16,307   24,888,305            1.2%
    Other Securities......................             112,354,555            5.1%
                                                      ------------          ------
TOTAL JAPAN...............................             385,018,425           17.8%
                                                      ------------          ------

MALAYSIA -- (0.6%)
    Other Securities......................              13,489,527            0.6%
                                                      ------------          ------

MEXICO -- (1.2%)
    Fibra Uno Administracion S.A. de C.V..  8,782,987   27,195,974            1.3%
                                                      ------------          ------

NETHERLANDS -- (9.3%)
    Corio NV..............................    482,308   20,995,100            1.0%
    Eurocommercial Properties NV..........    237,981   10,111,652            0.5%
#   Unibail-Rodamco SE....................    633,736  165,575,512            7.7%
    Wereldhave NV.........................    147,230   11,439,812            0.5%
    Other Securities......................               8,571,098            0.3%
                                                      ------------          ------
TOTAL NETHERLANDS.........................             216,693,174           10.0%
                                                      ------------          ------

NEW ZEALAND -- (0.7%)
    Other Securities......................              15,591,258            0.7%
                                                      ------------          ------

SINGAPORE -- (7.9%)
    Ascendas REIT......................... 13,941,000   26,506,474            1.2%
#   CapitaCommercial Trust................ 13,721,000   16,235,902            0.7%
    CapitaMall Trust...................... 16,554,300   26,887,384            1.2%
#   Suntec REIT........................... 14,521,000   19,986,435            0.9%
    Other Securities......................              93,673,308            4.5%
                                                      ------------          ------
TOTAL SINGAPORE...........................             183,289,503            8.5%
                                                      ------------          ------

SOUTH AFRICA -- (2.1%)
    Capital Property Fund.................  9,423,574   10,037,894            0.5%
    Growthpoint Properties, Ltd...........  4,050,442   10,299,808            0.5%
    Other Securities......................              29,205,583            1.3%
                                                      ------------          ------
TOTAL SOUTH AFRICA........................              49,543,285            2.3%
                                                      ------------          ------

TAIWAN -- (0.6%)
    Other Securities......................              13,745,219            0.6%
                                                      ------------          ------

TURKEY -- (0.6%)
    Other Securities......................              15,120,567            0.7%
                                                      ------------          ------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE++     OF NET ASSETS**
                                                                       ------       -------     ---------------

UNITED KINGDOM -- (14.2%)
      British Land Co. P.L.C........................................   6,331,990 $   63,151,477            2.9%
      Derwent London P.L.C..........................................     601,385     24,139,933            1.1%
      Great Portland Estates P.L.C..................................   2,280,278     20,924,819            1.0%
      Hammerson P.L.C...............................................   4,812,805     40,782,360            1.9%
      Intu Properties P.L.C.........................................   4,019,223     22,167,268            1.0%
      Land Securities Group P.L.C...................................   5,251,976     83,254,870            3.9%
      Segro P.L.C...................................................   4,883,720     25,578,649            1.2%
      Shaftesbury P.L.C.............................................   1,638,837     15,605,115            0.7%
      Other Securities..............................................                 32,668,779            1.5%
                                                                                 --------------          ------
TOTAL UNITED KINGDOM................................................                328,273,270           15.2%
                                                                                 --------------          ------
TOTAL COMMON STOCKS.................................................              2,144,753,196           99.3%
                                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SINGAPORE -- (0.0%)
      Other Securities..............................................                     14,606            0.0%
                                                                                 --------------          ------

                                                                       SHARES/
                                                                        FACE
                                                                       AMOUNT       VALUE+
                                                                       -------      ------
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (7.5%)
(S)@  DFA Short Term Investment Fund................................  15,038,894    174,000,000            8.1%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $77,480 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $70,067) to be repurchased at $68,693.... $        69         68,693            0.0%
                                                                                 --------------          ------
TOTAL SECURITIES LENDING COLLATERAL.................................                174,068,693            8.1%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,051,425,581)...........................................               $2,318,836,495          107.4%
                                                                                 ==============          ======

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  1,073,311 $  508,145,347   --    $  509,218,658
  Belgium.....................           --     33,973,365   --        33,973,365
  Canada......................  137,049,204             --   --       137,049,204
  China.......................           --      4,864,256   --         4,864,256
  France......................           --    100,630,432   --       100,630,432
  Germany.....................           --      8,374,189   --         8,374,189
  Greece......................           --        710,872   --           710,872
  Hong Kong...................           --     92,343,048   --        92,343,048
  Israel......................           --      4,096,802   --         4,096,802
  Italy.......................           --      5,532,168   --         5,532,168
  Japan.......................           --    385,018,425   --       385,018,425
  Malaysia....................           --     13,489,527   --        13,489,527
  Mexico......................   27,195,974             --   --        27,195,974
  Netherlands.................           --    216,693,174   --       216,693,174
  New Zealand.................           --     15,591,258   --        15,591,258
  Singapore...................           --    183,289,503   --       183,289,503
  South Africa................           --     49,543,285   --        49,543,285
  Taiwan......................           --     13,745,219   --        13,745,219
  Turkey......................           --     15,120,567   --        15,120,567
  United Kingdom..............           --    328,273,270   --       328,273,270
Rights/Warrants
  Singapore...................           --         14,606   --            14,606
Securities Lending Collateral.           --    174,068,693   --       174,068,693
                               ------------ --------------   --    --------------
TOTAL......................... $165,318,489 $2,153,518,006   --    $2,318,836,495
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                                       SHARES        VALUE+
                                                                     ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.6%)
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc...............................  44,479,879 $1,235,206,238
Investment in DFA International Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc............................... 153,767,083    842,643,614
                                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $1,711,546,104)..........................................              2,077,849,852
                                                                                 --------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
State Street Institutional Liquid Reserves, 0.073%
  (Cost $8,697,235).................................................   8,697,235      8,697,235
                                                                                 --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $1,720,243,339)..........................................             $2,086,547,087
                                                                                 ==============

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $2,077,849,852   --      --    $2,077,849,852
 Temporary Cash Investments......      8,697,235   --      --         8,697,235
                                  --------------   --      --    --------------
 TOTAL........................... $2,086,547,087   --      --    $2,086,547,087
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                               PERCENTAGE
                                       SHARES     VALUE++    OF NET ASSETS**
                                       ------     -------    ---------------
   COMMON STOCKS -- (91.3%)
   AUSTRALIA -- (5.0%)
   #   Primary Health Care, Ltd..... 10,254,873 $ 47,843,315            0.4%
       Other Securities.............             563,553,242            5.1%
                                                ------------            ----
   TOTAL AUSTRALIA..................             611,396,557            5.5%
                                                ------------            ----

   AUSTRIA -- (0.8%)
   #   Wienerberger AG..............  2,775,318   48,140,566            0.4%
       Other Securities.............              46,419,548            0.4%
                                                ------------            ----
   TOTAL AUSTRIA....................              94,560,114            0.8%
                                                ------------            ----

   BELGIUM -- (0.7%)
       Other Securities.............              90,001,261            0.8%
                                                ------------            ----

   CANADA -- (8.1%)
   *   Canfor Corp..................  2,000,533   41,463,116            0.4%
   *   Celestica, Inc...............  4,266,945   46,858,025            0.4%
       West Fraser Timber Co., Ltd..    640,761   58,732,584            0.5%
       Other Securities.............             834,777,825            7.5%
                                                ------------            ----
   TOTAL CANADA.....................             981,831,550            8.8%
                                                ------------            ----

   CHINA -- (0.0%)
       Other Securities.............               4,800,879            0.0%
                                                ------------            ----

   COLOMBIA -- (0.0%)
       Other Securities.............                  32,180            0.0%
                                                ------------            ----

   DENMARK -- (1.4%)
   #*  Vestas Wind Systems A.S......  3,314,030   88,805,540            0.8%
       Other Securities.............              85,441,344            0.8%
                                                ------------            ----
   TOTAL DENMARK....................             174,246,884            1.6%
                                                ------------            ----

   FINLAND -- (2.2%)
       Huhtamaki Oyj................  1,837,503   44,168,925            0.4%
       Pohjola Bank P.L.C. Class A..  2,317,182   42,197,505            0.4%
       Other Securities.............             181,698,788            1.6%
                                                ------------            ----
   TOTAL FINLAND....................             268,065,218            2.4%
                                                ------------            ----

   FRANCE -- (3.4%)
       Havas SA.....................  5,005,668   41,624,191            0.4%
       Other Securities.............             370,033,186            3.3%
                                                ------------            ----
   TOTAL FRANCE.....................             411,657,377            3.7%
                                                ------------            ----

   GERMANY -- (4.9%)
   *   Aareal Bank AG...............  1,133,243   43,463,385            0.4%
       Aurubis AG...................  1,045,010   65,840,809            0.6%
       Bilfinger SE.................    536,449   59,529,913            0.5%
   #*  TUI AG.......................  3,423,151   45,350,838            0.4%
       Other Securities.............             386,223,402            3.5%
                                                ------------            ----
   TOTAL GERMANY....................             600,408,347            5.4%
                                                ------------            ----

   GREECE -- (0.2%)
       Other Securities.............              19,237,021             0.2
                                                ------------            ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                       SHARES      VALUE++     OF NET ASSETS**
                                       ------      -------     ---------------
 HONG KONG -- (2.1%)
     Other Securities...............            $  260,142,684            2.3%
                                                --------------           -----

 IRELAND -- (0.4%)
     Smurfit Kappa Group P.L.C......  2,066,589     50,024,929            0.5%
     Other Securities...............                 4,130,638            0.0%
                                                --------------           -----
 TOTAL IRELAND......................                54,155,567            0.5%
                                                --------------           -----

 ISRAEL -- (0.7%)
     Other Securities...............                89,813,252            0.8%
                                                --------------           -----

 ITALY -- (2.9%)
 #*  Banca Popolare di Milano Scarl. 77,876,899     52,021,908            0.5%
 *   Banco Popolare................. 40,563,396     80,582,762            0.7%
     Other Securities...............               218,731,146            2.0%
                                                --------------           -----
 TOTAL ITALY........................               351,335,816            3.2%
                                                --------------           -----

 JAPAN -- (21.2%)
     Fujikura, Ltd..................  9,669,000     44,121,189            0.4%
     Other Securities...............             2,528,832,837           22.7%
                                                --------------           -----
 TOTAL JAPAN........................             2,572,954,026           23.1%
                                                --------------           -----

 NETHERLANDS -- (1.8%)
     Delta Lloyd NV.................  2,392,235     50,719,278            0.5%
     Other Securities...............               165,018,056            1.4%
                                                --------------           -----
 TOTAL NETHERLANDS..................               215,737,334            1.9%
                                                --------------           -----

 NEW ZEALAND -- (0.3%)
     Other Securities...............                40,904,585            0.4%
                                                --------------           -----

 NORWAY -- (1.0%)
     Other Securities...............               116,446,422            1.0%
                                                --------------           -----

 PORTUGAL -- (0.3%)
     Other Securities...............                40,895,443            0.4%
                                                --------------           -----

 RUSSIA -- (0.1%)
     Other Securities...............                 8,176,906            0.1%
                                                --------------           -----

 SINGAPORE -- (1.6%)
     Other Securities...............               190,923,855            1.7%
                                                --------------           -----

 SPAIN -- (2.4%)
 #   Bankinter SA................... 11,466,414     69,912,115            0.6%
 *   Gamesa Corp. Tecnologica SA....  7,418,085     71,637,070            0.6%
 #*  Sacyr SA.......................  7,674,657     41,304,181            0.4%
     Other Securities...............               111,875,412            1.0%
                                                --------------           -----
 TOTAL SPAIN........................               294,728,778            2.6%
                                                --------------           -----

 SWEDEN -- (3.2%)
 #   Holmen AB Class B..............  1,385,639     46,026,833            0.4%
 #   Trelleborg AB Class B..........  6,024,942    113,688,584            1.0%
     Other Securities...............               227,930,699            2.1%
                                                --------------           -----
 TOTAL SWEDEN.......................               387,646,116            3.5%
                                                --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                       PERCENTAGE
                                            SHARES       VALUE++     OF NET ASSETS**
                                            ------       -------     ---------------
SWITZERLAND -- (4.1%)
    Helvetia Holding AG..................    121,594 $    57,348,474            0.5%
    Swiss Life Holding AG................    237,965      47,183,777            0.4%
    Other Securities.....................                396,461,344            3.6%
                                                     ---------------           -----
TOTAL SWITZERLAND........................                500,993,595            4.5%
                                                     ---------------           -----

UNITED KINGDOM -- (22.5%)
    Amlin P.L.C.......................... 11,024,189      75,323,453            0.7%
    Ashtead Group P.L.C.................. 10,275,968     107,981,373            1.0%
    Barratt Developments P.L.C........... 23,445,340     125,727,208            1.1%
    Beazley P.L.C........................ 12,470,827      45,713,302            0.4%
    Bellway P.L.C........................  3,448,205      83,054,770            0.8%
    Bodycote P.L.C.......................  5,021,077      52,927,267            0.5%
    Bovis Homes Group P.L.C..............  3,855,116      48,499,105            0.4%
    Catlin Group, Ltd....................  9,072,341      74,529,294            0.7%
    CSR P.L.C............................  4,886,688      43,044,052            0.4%
*   Dixons Retail P.L.C.................. 78,168,061      61,244,756            0.6%
    DS Smith P.L.C....................... 15,213,647      73,739,578            0.7%
    easyJet P.L.C........................  2,965,500      62,118,708            0.6%
    Greene King P.L.C....................  4,908,532      64,953,578            0.6%
    Hiscox, Ltd..........................  9,603,622     101,955,499            0.9%
    Home Retail Group P.L.C.............. 17,508,245      55,860,306            0.5%
    Inchcape P.L.C.......................  8,776,728      89,609,482            0.8%
    Meggitt P.L.C........................  4,813,743      44,191,006            0.4%
    Millennium & Copthorne Hotels P.L.C..  4,813,561      43,996,499            0.4%
    Mondi P.L.C..........................  6,004,641     107,218,486            1.0%
    Persimmon P.L.C......................  7,739,467     156,694,688            1.4%
    SIG P.L.C............................ 14,208,459      46,883,529            0.4%
    Taylor Wimpey P.L.C.................. 76,091,760     134,253,718            1.2%
*   Thomas Cook Group P.L.C.............. 27,405,032      63,074,658            0.6%
    Travis Perkins P.L.C.................  5,306,411     157,799,623            1.4%
    Vesuvius P.L.C.......................  5,951,466      46,267,961            0.4%
    Other Securities.....................                764,711,297            6.6%
                                                     ---------------           -----
TOTAL UNITED KINGDOM.....................              2,731,373,196           24.5%
                                                     ---------------           -----
TOTAL COMMON STOCKS......................             11,112,464,963           99.7%
                                                     ---------------           -----

PREFERRED STOCKS -- (0.0%)
FRANCE -- (0.0%)
    Other Securities.....................                      7,401            0.0%
                                                     ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
    Other Securities.....................                         --            0.0%
                                                     ---------------           -----

ISRAEL -- (0.0%)
    Other Securities.....................                        432            0.0%
                                                     ---------------           -----

ITALY -- (0.0%)
    Other Securities.....................                        265            0.0%
                                                     ---------------           -----
TOTAL RIGHTS/WARRANTS....................                        697            0.0%
                                                     ---------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                         SHARES/
                                                                          FACE                       PERCENTAGE
                                                                         AMOUNT        VALUE+      OF NET ASSETS**
                                                                         -------       ------      ---------------
                                                                          (000)
SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@  DFA Short Term Investment Fund..................................  91,011,236 $ 1,053,000,000            9.4%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $85,122 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $76,977) to be repurchased at $75,468...... $        75          75,468            0.0%
                                                                                   ---------------          ------
TOTAL SECURITIES LENDING COLLATERAL...................................               1,053,075,468            9.4%
                                                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,147,270,819)............................................               $12,165,548,529          109.1%
                                                                                   ===============          ======

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia................... $       88,431 $   611,308,126   --    $   611,396,557
  Austria.....................             --      94,560,114   --         94,560,114
  Belgium.....................          1,510      89,999,751   --         90,001,261
  Canada......................    981,346,259         485,291   --        981,831,550
  China.......................        678,336       4,122,543   --          4,800,879
  Colombia....................         32,180              --   --             32,180
  Denmark.....................             --     174,246,884   --        174,246,884
  Finland.....................             --     268,065,218   --        268,065,218
  France......................      2,223,624     409,433,753   --        411,657,377
  Germany.....................      4,965,979     595,442,368   --        600,408,347
  Greece......................             --      19,237,021   --         19,237,021
  Hong Kong...................     14,741,037     245,401,647   --        260,142,684
  Ireland.....................             --      54,155,567   --         54,155,567
  Israel......................             --      89,813,252   --         89,813,252
  Italy.......................             --     351,335,816   --        351,335,816
  Japan.......................      1,448,639   2,571,505,387   --      2,572,954,026
  Netherlands.................             --     215,737,334   --        215,737,334
  New Zealand.................             --      40,904,585   --         40,904,585
  Norway......................      3,851,954     112,594,468   --        116,446,422
  Portugal....................             --      40,895,443   --         40,895,443
  Russia......................             --       8,176,906   --          8,176,906
  Singapore...................          5,123     190,918,732   --        190,923,855
  Spain.......................             --     294,728,778   --        294,728,778
  Sweden......................        333,888     387,312,228   --        387,646,116
  Switzerland.................             --     500,993,595   --        500,993,595
  United Kingdom..............         69,809   2,731,303,387   --      2,731,373,196
Preferred Stocks
  France......................          7,401              --   --              7,401
Rights/Warrants
  Austria.....................             --              --   --                 --
  Israel......................             --             432   --                432
  Italy.......................             --             265   --                265
Securities Lending Collateral.             --   1,053,075,468   --      1,053,075,468
                               -------------- ---------------   --    ---------------
TOTAL......................... $1,009,794,170 $11,155,754,359   --    $12,165,548,529
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                        ------    -------   ---------------
     COMMON STOCKS -- (90.1%)
     AUSTRALIA -- (6.2%)
         Lend Lease Group.............. 182,266 $ 1,965,533            0.2%
         National Australia Bank, Ltd..  62,086   2,074,966            0.2%
         Origin Energy, Ltd............ 193,618   2,676,665            0.3%
         Santos, Ltd................... 170,274   2,436,964            0.2%
         Other Securities..............          65,015,626            5.9%
                                                -----------          ------
     TOTAL AUSTRALIA...................          74,169,754            6.8%
                                                -----------          ------

     AUSTRIA -- (0.5%)
         Other Securities..............           6,056,086            0.6%
                                                -----------          ------

     BELGIUM -- (1.3%)
         Ageas.........................  45,850   1,948,353            0.2%
         KBC Groep NV..................  37,239   2,028,835            0.2%
         Other Securities..............          11,849,709            1.1%
                                                -----------          ------
     TOTAL BELGIUM.....................          15,826,897            1.5%
                                                -----------          ------

     CANADA -- (7.9%)
         Toronto-Dominion Bank (The)...  21,129   1,938,117            0.2%
         Other Securities..............          92,905,836            8.5%
                                                -----------          ------
     TOTAL CANADA......................          94,843,953            8.7%
                                                -----------          ------

     CHINA -- (0.0%)
         Other Securities..............              51,642            0.0%
                                                -----------          ------

     COLOMBIA -- (0.0%)
         Other Securities..............               2,213            0.0%
                                                -----------          ------

     DENMARK -- (1.3%)
         Other Securities..............          15,730,926            1.4%
                                                -----------          ------

     FINLAND -- (1.9%)
     #*  Nokia Oyj..................... 440,404   3,347,413            0.3%
         UPM-Kymmene Oyj............... 178,005   2,826,228            0.3%
         Other Securities..............          16,074,028            1.4%
                                                -----------          ------
     TOTAL FINLAND.....................          22,247,669            2.0%
                                                -----------          ------

     FRANCE -- (6.1%)
     *   Alcatel-Lucent................ 863,979   3,309,951            0.3%
         BNP Paribas SA................  36,071   2,661,070            0.3%
         Cie de St-Gobain..............  45,709   2,399,268            0.2%
         Lafarge SA....................  30,333   2,092,837            0.2%
         Renault SA....................  28,018   2,444,577            0.2%
         Sanofi........................  23,775   2,534,965            0.2%
         Societe Generale SA...........  59,410   3,356,041            0.3%
         Other Securities..............          54,255,917            5.0%
                                                -----------          ------
     TOTAL FRANCE......................          73,054,626            6.7%
                                                -----------          ------

     GERMANY -- (5.4%)
         Allianz SE....................  20,504   3,442,669            0.3%
     *   Commerzbank AG................ 151,865   1,942,295            0.2%
         Daimler AG....................  25,279   2,069,712            0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                            ------     -------    ---------------
GERMANY -- (Continued)
    Deutsche Bank AG......................    46,645 $  2,253,886            0.2%
    RWE AG................................    73,139    2,694,593            0.3%
    Other Securities......................             52,453,443            4.7%
                                                     ------------          ------
TOTAL GERMANY.............................             64,856,598            5.9%
                                                     ------------          ------

GREECE -- (0.3%)
    Other Securities......................              3,680,643            0.3%
                                                     ------------          ------

HONG KONG -- (2.6%)
    Other Securities......................             31,197,896            2.9%
                                                     ------------          ------

IRELAND -- (0.5%)
    Other Securities......................              6,326,288            0.6%
                                                     ------------          ------

ISRAEL -- (0.6%)
    Other Securities......................              7,219,308            0.7%
                                                     ------------          ------

ITALY -- (2.2%)
    Unione di Banche Italiane SCPA........   368,830    2,549,144            0.3%
    Other Securities......................             24,399,697            2.2%
                                                     ------------          ------
TOTAL ITALY...............................             26,948,841            2.5%
                                                     ------------          ------

JAPAN -- (20.3%)
    Mitsubishi UFJ Financial Group, Inc...   543,100    3,458,604            0.3%
    Mizuho Financial Group, Inc........... 1,011,060    2,122,278            0.2%
    Sumitomo Mitsui Financial Group, Inc..    55,941    2,703,957            0.3%
    Other Securities......................            235,086,487           21.5%
                                                     ------------          ------
TOTAL JAPAN...............................            243,371,326           22.3%
                                                     ------------          ------

NETHERLANDS -- (2.5%)
    Aegon NV..............................   279,663    2,225,243            0.2%
    Other Securities......................             27,729,184            2.5%
                                                     ------------          ------
TOTAL NETHERLANDS.........................             29,954,427            2.7%
                                                     ------------          ------

NEW ZEALAND -- (0.4%)
    Other Securities......................              4,583,440            0.4%
                                                     ------------          ------

NORWAY -- (1.0%)
    Other Securities......................             11,920,580            1.1%
                                                     ------------          ------

PORTUGAL -- (0.4%)
    Other Securities......................              4,751,005            0.4%
                                                     ------------          ------

RUSSIA -- (0.0%)
    Other Securities......................                 64,369            0.0%
                                                     ------------          ------

SINGAPORE -- (1.4%)
    Other Securities......................             17,230,672            1.6%
                                                     ------------          ------

SPAIN -- (2.2%)
    Banco de Sabadell SA..................   872,241    2,234,946            0.2%
*   Banco Popular Espanol SA..............   406,071    2,303,382            0.2%
    Banco Santander SA....................   288,859    2,560,815            0.3%
    Other Securities......................             18,653,430            1.7%
                                                     ------------          ------
TOTAL SPAIN...............................             25,752,573            2.4%
                                                     ------------          ------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        PERCENTAGE
                                              SHARES      VALUE++     OF NET ASSETS**
                                              ------      -------     ---------------
SWEDEN -- (2.8%)
    Other Securities........................           $   33,475,511            3.1%
                                                       --------------          ------

SWITZERLAND -- (6.1%)
    Credit Suisse Group AG..................   144,732      4,502,315            0.4%
    Holcim, Ltd.............................    29,383      2,185,491            0.2%
    Julius Baer Group, Ltd..................    47,955      2,352,468            0.2%
    Lonza Group AG..........................    23,146      2,066,079            0.2%
    Nestle SA...............................    61,616      4,447,684            0.4%
    Novartis AG ADR.........................    28,202      2,187,065            0.2%
    Swiss Re AG.............................    48,833      4,286,688            0.4%
    Zurich Insurance Group AG...............    17,448      4,821,287            0.5%
    Other Securities........................               46,729,698            4.2%
                                                       --------------          ------
TOTAL SWITZERLAND...........................               73,578,775            6.7%
                                                       --------------          ------

UNITED KINGDOM -- (16.2%)
    Anglo American P.L.C....................   146,774      3,489,782            0.3%
    Barratt Developments P.L.C..............   423,037      2,268,564            0.2%
    BP P.L.C................................   297,377      2,308,419            0.2%
    BP P.L.C. Sponsored ADR.................   103,538      4,814,517            0.5%
#   HSBC Holdings P.L.C. Sponsored ADR......   175,852      9,678,894            0.9%
    Legal & General Group P.L.C.............   566,357      1,962,884            0.2%
*   Lloyds Banking Group P.L.C.............. 2,002,798      2,477,053            0.2%
    Old Mutual P.L.C........................   627,407      2,044,744            0.2%
    Resolution, Ltd.........................   479,648      2,746,351            0.3%
    Royal Dutch Shell P.L.C. ADR(780259206).    60,794      4,052,528            0.4%
    Royal Dutch Shell P.L.C. ADR(780259107).    88,550      6,155,996            0.6%
    RSA Insurance Group P.L.C...............   981,571      2,021,573            0.2%
    Vodafone Group P.L.C. Sponsored ADR.....   165,738      6,102,473            0.6%
    Other Securities........................              144,571,988           13.1%
                                                       --------------          ------
TOTAL UNITED KINGDOM........................              194,695,766           17.9%
                                                       --------------          ------

UNITED STATES -- (0.0%)
    Other Securities........................                   50,776            0.0%
                                                       --------------          ------
TOTAL COMMON STOCKS.........................            1,081,642,560           99.2%
                                                       --------------          ------

PREFERRED STOCKS -- (0.0%)
FRANCE -- (0.0%)
    Other Securities........................                        1            0.0%
                                                       --------------          ------

GERMANY -- (0.0%)
    Other Securities........................                  188,714            0.0%
                                                       --------------          ------

UNITED KINGDOM -- (0.0%)
    Other Securities........................                    9,032            0.0%
                                                       --------------          ------
TOTAL PREFERRED STOCKS......................                  197,747            0.0%
                                                       --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------          ------
AUSTRIA -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------          ------

FRANCE -- (0.0%)
    Other Securities........................                       16            0.0%
                                                       --------------          ------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                     PERCENTAGE
                                                                          SHARES       VALUE++     OF NET ASSETS**
                                                                          ------       -------     ---------------
HONG KONG -- (0.0%)
      Other Securities.................................................             $           --            0.0%
                                                                                    --------------          ------

ITALY -- (0.0%)
      Other Securities.................................................                      1,046            0.0%
                                                                                    --------------          ------

SPAIN -- (0.0%)
      Other Securities.................................................                     62,360            0.0%
                                                                                    --------------          ------

TOTAL RIGHTS/WARRANTS..................................................                     63,422            0.0%
                                                                                    --------------          ------

                                                                          SHARES/
                                                                           FACE
                                                                          AMOUNT       VALUE+
                                                                          -------      ------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@  DFA Short Term Investment Fund...................................  10,285,220    119,000,000           10.9%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $169,878 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to 10/01/43,
       valued at $153,624) to be repurchased at $150,613............... $       151        150,612            0.0%
                                                                                    --------------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................                119,150,612           10.9%
                                                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $978,641,888)................................................               $1,201,054,341          110.1%
                                                                                    ==============          ======

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  1,168,941 $   73,000,813   --    $   74,169,754
  Austria.....................           --      6,056,086   --         6,056,086
  Belgium.....................      875,336     14,951,561   --        15,826,897
  Canada......................   94,837,465          6,488   --        94,843,953
  China.......................        5,467         46,175   --            51,642
  Colombia....................        2,213             --   --             2,213
  Denmark.....................           --     15,730,926   --        15,730,926
  Finland.....................           --     22,247,669   --        22,247,669
  France......................    2,155,798     70,898,828   --        73,054,626
  Germany.....................    4,279,468     60,577,130   --        64,856,598
  Greece......................        4,844      3,675,799   --         3,680,643
  Hong Kong...................      279,902     30,917,994   --        31,197,896
  Ireland.....................    1,757,074      4,569,214   --         6,326,288
  Israel......................      922,161      6,297,147   --         7,219,308
  Italy.......................    1,296,432     25,652,409   --        26,948,841
  Japan.......................    4,504,801    238,866,525   --       243,371,326
  Netherlands.................    5,157,662     24,796,765   --        29,954,427
  New Zealand.................        5,022      4,578,418   --         4,583,440
  Norway......................      595,569     11,325,011   --        11,920,580
  Portugal....................           --      4,751,005   --         4,751,005
  Russia......................           --         64,369   --            64,369
  Singapore...................           --     17,230,672   --        17,230,672
  Spain.......................    1,257,668     24,494,905   --        25,752,573
  Sweden......................       13,424     33,462,087   --        33,475,511
  Switzerland.................    5,618,343     67,960,432   --        73,578,775
  United Kingdom..............   37,975,431    156,720,335   --       194,695,766
  United States...............       50,776             --   --            50,776
Preferred Stocks
  France......................            1             --   --                 1
  Germany.....................           --        188,714   --           188,714
  United Kingdom..............           --          9,032   --             9,032
Rights/Warrants
  Australia...................           --             --   --                --
  Austria.....................           --             --   --                --
  France......................           --             16   --                16
  Hong Kong...................           --             --   --                --
  Italy.......................           --          1,046   --             1,046
  Spain.......................           --         62,360   --            62,360
Securities Lending Collateral.           --    119,150,612   --       119,150,612
                               ------------ --------------   --    --------------
TOTAL......................... $162,763,798 $1,038,290,543   --    $1,201,054,341
                               ============ ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                              SHARES     VALUE+
                                                              ------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...........................         $ 82,013,299
Investment in Dimensional Emerging Markets Value Fund........           24,814,665
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 526,844   10,626,448
                                                                      ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $102,161,430).....................................          117,454,412
                                                                      ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $102,161,430).....................................         $117,454,412
                                                                      ============

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $117,454,412   --      --    $117,454,412
                                    ------------   --      --    ------------
   TOTAL........................... $117,454,412   --      --    $117,454,412
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                               SHARES     VALUE+
                                                              --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 2,950,303 $59,507,603
Investment in Dimensional Emerging Markets Value Fund........            22,063,755
Investment in International Vector Equity Portfolio of
  DFA Investment Dimensions Group Inc........................   735,217   8,638,806
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company...........................             5,728,688
                                                                        -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $84,292,613)......................................            95,938,852
                                                                        -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $84,292,613)......................................           $95,938,852
                                                                        ===========

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $95,938,852    --      --    $95,938,852
                                     -----------    --      --    -----------
    TOTAL........................... $95,938,852    --      --    $95,938,852
                                     ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                           SHARES      VALUE+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 7,934,151 $ 99,732,282
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 1,478,473   29,702,529
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $117,714,895).................................            129,434,811
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $117,714,895).................................           $129,434,811
                                                                    ============

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $129,434,811   --      --    $129,434,811
                                    ------------   --      --    ------------
   TOTAL........................... $129,434,811   --      --    $129,434,811
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                           SHARES     VALUE+
                                                          --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,406,753 $37,593,478
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,772,248  34,847,158
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................   755,956  15,187,160
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $72,257,364)..................................            87,627,796
                                                                    -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $72,257,364)..................................           $87,627,796
                                                                    ===========

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $87,627,796       --   --    $87,627,796
    Futures Contracts**.............     132,768       --   --        132,768
    Forward Currency Contracts**....          --  $28,113   --         28,113
                                     -----------  -------   --    -----------
    TOTAL........................... $87,760,564  $28,113   --    $87,788,677
                                     ===========  =======   ==    ===========

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2013

                          EMERGING MARKETS PORTFOLIO

                                                                 VALUE+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Series of
       The DFA Investment Trust Company..................... $3,653,886,907
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $2,522,234,797)............................. $3,653,886,907
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 VALUE+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Small Cap Series of
       The DFA Investment Trust Company..................... $4,037,179,777
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $3,582,520,729)............................. $4,037,179,777
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                VALUE+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in Dimensional Emerging Markets Value Fund.. $19,256,425,152
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $18,840,666,697)............................ $19,256,425,152
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
COMMON STOCKS -- (88.4%)
BRAZIL -- (9.1%)
    Banco Bradesco SA...................................   2,129,629 $   34,299,515            0.3%
#   Banco Bradesco SA ADR...............................   5,097,969     73,512,708            0.6%
    Banco do Brasil SA..................................   2,450,339     32,434,641            0.3%
    BM&FBovespa SA......................................   7,415,089     41,792,285            0.3%
    Gerdau SA Sponsored ADR.............................   3,674,735     29,140,649            0.2%
#   Itau Unibanco Holding SA ADR........................   5,554,966     85,602,024            0.7%
    Petroleo Brasileiro SA ADR..........................   3,861,209     67,300,873            0.5%
#   Petroleo Brasileiro SA Sponsored ADR................   5,128,535     93,134,196            0.7%
#   Vale SA Sponsored ADR(91912E105)....................   3,426,868     54,864,157            0.4%
    Vale SA Sponsored ADR(91912E204)....................   4,029,593     58,993,242            0.5%
    Other Securities....................................                724,890,322            5.4%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,295,964,612            9.9%
                                                                     --------------           -----

CHILE -- (1.4%)
    Other Securities....................................                201,874,444            1.5%
                                                                     --------------           -----

CHINA -- (13.7%)
    Bank of China, Ltd. Class H......................... 145,776,702     68,633,093            0.5%
    China Construction Bank Corp. Class H............... 152,896,302    118,957,385            0.9%
#   China Mobile, Ltd. Sponsored ADR....................   1,489,143     77,465,219            0.6%
    CNOOC, Ltd..........................................  15,368,000     31,179,535            0.3%
    CNOOC, Ltd. ADR.....................................     175,892     35,584,711            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 143,278,725    100,257,149            0.8%
    Tencent Holdings, Ltd...............................     970,900     52,968,595            0.4%
    Other Securities....................................              1,465,753,971           11.2%
                                                                     --------------           -----
TOTAL CHINA.............................................              1,950,799,658           15.0%
                                                                     --------------           -----

COLOMBIA -- (0.5%)
    Other Securities....................................                 72,542,345            0.6%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.3%)
    Other Securities....................................                 40,313,246            0.3%
                                                                     --------------           -----

EGYPT -- (0.0%)
    Other Securities....................................                  6,886,974            0.1%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                    773,692            0.0%
                                                                     --------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................                 39,695,409            0.3%
                                                                     --------------           -----

INDIA -- (6.1%)
    HDFC Bank, Ltd......................................   2,994,559     33,307,680            0.3%
#   Infosys, Ltd. Sponsored ADR.........................     669,643     35,531,258            0.3%
    Reliance Industries, Ltd............................   3,724,395     55,433,229            0.4%
    Other Securities....................................                745,642,395            5.7%
                                                                     --------------           -----
TOTAL INDIA.............................................                869,914,562            6.7%
                                                                     --------------           -----

INDONESIA -- (2.3%)
    Other Securities....................................                334,715,998            2.6%
                                                                     --------------           -----

ISRAEL -- (0.0%)
    Other Securities....................................                    330,970            0.0%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                                 SHARES      VALUE++     OF NET ASSETS**
                                                 ------      -------     ---------------
MALAYSIA -- (4.1%)
    CIMB Group Holdings Bhd................... 14,070,063 $   33,444,890            0.3%
    Malayan Banking Bhd....................... 12,903,788     39,996,828            0.3%
    Other Securities..........................               509,663,424            3.9%
                                                          --------------           -----
TOTAL MALAYSIA................................               583,105,142            4.5%
                                                          --------------           -----

MEXICO -- (4.8%)
    Alfa S.A.B. de C.V. Class A............... 12,826,789     35,116,435            0.3%
#   America Movil S.A.B. de C.V. Series L ADR.  2,589,383     55,438,689            0.4%
#*  Cemex S.A.B. de C.V. Sponsored ADR........  6,149,067     65,057,129            0.5%
#   Fomento Economico Mexicano S.A.B. de C.V.
     Sponsored ADR............................    555,503     51,828,430            0.4%
    Grupo Financiero Banorte S.A.B. de C.V....  8,197,629     52,475,884            0.4%
    Grupo Mexico S.A.B. de C.V. Series B...... 12,013,141     38,072,650            0.3%
#   Grupo Televisa S.A.B. Sponsored ADR.......  1,810,392     55,108,332            0.4%
    Other Securities..........................               332,326,572            2.6%
                                                          --------------           -----
TOTAL MEXICO..................................               685,424,121            5.3%
                                                          --------------           -----

PERU -- (0.1%)
    Other Securities..........................                18,921,333            0.1%
                                                          --------------           -----

PHILIPPINES -- (1.3%)
    Other Securities..........................               188,172,356            1.4%
                                                          --------------           -----

POLAND -- (1.7%)
    Other Securities..........................               244,111,479            1.9%
                                                          --------------           -----

RUSSIA -- (3.8%)
    Gazprom OAO Sponsored ADR................. 19,360,421    180,969,619            1.4%
#   Lukoil OAO Sponsored ADR..................  1,464,268     95,900,562            0.7%
    Sberbank of Russia Sponsored ADR..........  5,532,517     70,552,743            0.6%
    Tatneft OAO Sponsored ADR.................    739,208     30,365,137            0.2%
    Other Securities..........................               162,340,575            1.2%
                                                          --------------           -----
TOTAL RUSSIA..................................               540,128,636            4.1%
                                                          --------------           -----

SOUTH AFRICA -- (6.7%)
    FirstRand, Ltd............................  9,125,832     32,761,624            0.3%
    MTN Group, Ltd............................  3,230,167     64,206,532            0.5%
    Naspers, Ltd. Class N.....................    631,382     59,099,733            0.5%
    Sanlam, Ltd...............................  7,258,066     38,943,664            0.3%
    Sasol, Ltd................................    765,727     39,126,959            0.3%
#   Sasol, Ltd. Sponsored ADR.................    869,022     44,337,502            0.3%
#   Standard Bank Group, Ltd..................  3,305,953     42,058,657            0.3%
    Other Securities..........................               632,836,511            4.8%
                                                          --------------           -----
TOTAL SOUTH AFRICA............................               953,371,182            7.3%
                                                          --------------           -----

SOUTH KOREA -- (13.6%)
    Hana Financial Group, Inc.................  1,071,129     41,187,342            0.3%
    Hyundai Mobis.............................    136,261     38,436,499            0.3%
    Hyundai Motor Co..........................    344,450     82,063,088            0.6%
#   Kia Motors Corp...........................    584,259     33,946,142            0.3%
#   POSCO ADR.................................    473,943     35,289,796            0.3%
    Samsung Electronics Co., Ltd..............    204,504    282,022,914            2.2%
    Other Securities..........................             1,425,493,978           10.9%
                                                          --------------           -----
TOTAL SOUTH KOREA.............................             1,938,439,759           14.9%
                                                          --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                    SHARES       VALUE++     OF NET ASSETS**
                                                    ------       -------     ---------------
TAIWAN -- (13.6%)
    CTBC Financial Holding Co., Ltd.............. 43,121,191 $    29,250,510            0.2%
    Hon Hai Precision Industry Co., Ltd.......... 28,489,623      72,428,987            0.6%
#   Taiwan Semiconductor Manufacturing Co., Ltd.. 40,714,652     150,056,501            1.2%
    Other Securities.............................              1,695,589,463           13.0%
                                                             ---------------          ------
TOTAL TAIWAN.....................................              1,947,325,461           15.0%
                                                             ---------------          ------

THAILAND -- (2.9%)
    Other Securities.............................                415,125,485            3.2%
                                                             ---------------          ------

TURKEY -- (2.1%)
    Other Securities.............................                298,790,261            2.3%
                                                             ---------------          ------

UNITED STATES -- (0.0%)
    Other Securities.............................                    126,755            0.0%
                                                             ---------------          ------
TOTAL COMMON STOCKS..............................             12,626,853,880           97.0%
                                                             ---------------          ------

PREFERRED STOCKS -- (1.9%)
BRAZIL -- (1.8%)
    Itau Unibanco Holding SA.....................  2,951,785      45,672,482            0.4%
    Other Securities.............................                209,006,990            1.5%
                                                             ---------------          ------
TOTAL BRAZIL.....................................                254,679,472            1.9%
                                                             ---------------          ------

CHILE -- (0.0%)
    Other Securities.............................                  2,111,459            0.0%
                                                             ---------------          ------
COLOMBIA -- (0.1%)
    Other Securities.............................                  8,313,715            0.1%
                                                             ---------------          ------
TOTAL PREFERRED STOCKS...........................                265,104,646            2.0%
                                                             ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.............................                     11,935            0.0%
                                                             ---------------          ------

CHILE -- (0.0%)
    Other Securities.............................                         31            0.0%
                                                             ---------------          ------
MALAYSIA -- (0.0%)
    Other Securities.............................                    174,504            0.0%
                                                             ---------------          ------
POLAND -- (0.0%)
    Other Securities.............................                         --            0.0%
                                                             ---------------          ------
SOUTH KOREA -- (0.0%)
    Other Securities.............................                     15,747            0.0%
                                                             ---------------          ------
THAILAND -- (0.0%)
    Other Securities.............................                     36,842            0.0%
                                                             ---------------          ------
TOTAL RIGHTS/WARRANTS............................                    239,059            0.0%
                                                             ---------------          ------


EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                     SHARES/
                                                                      FACE                        PERCENTAGE
                                                                     AMOUNT         VALUE+      OF NET ASSETS**
                                                                     -------        ------      ---------------
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (9.7%)
(S)@  DFA Short Term Investment Fund..............................  118,582,541 $ 1,372,000,000           10.5%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $12,370,390 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from
       04/01/27 to 10/01/43, valued at $11,186,777) to be
       repurchased at $10,967,465................................. $     10,967      10,967,428            0.1%
                                                                                ---------------          ------
TOTAL SECURITIES LENDING COLLATERAL...............................                1,382,967,428           10.6%
                                                                                ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $13,051,760,683)......................................              $14,275,165,013          109.6%
                                                                                ===============          ======

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $  673,687,040 $   622,277,572   --    $ 1,295,964,612
  Chile.......................     53,152,182     148,722,262   --        201,874,444
  China.......................    209,489,377   1,741,310,281   --      1,950,799,658
  Colombia....................     72,542,345              --   --         72,542,345
  Czech Republic..............             --      40,313,246   --         40,313,246
  Egypt.......................             --       6,886,974   --          6,886,974
  Hong Kong...................             --         773,692   --            773,692
  Hungary.....................        248,373      39,447,036   --         39,695,409
  India.......................     77,607,096     792,307,466   --        869,914,562
  Indonesia...................     13,389,435     321,326,563   --        334,715,998
  Israel......................             --         330,970   --            330,970
  Malaysia....................             --     583,105,142   --        583,105,142
  Mexico......................    685,300,950         123,171   --        685,424,121
  Peru........................     18,921,333              --   --         18,921,333
  Philippines.................      3,409,239     184,763,117   --        188,172,356
  Poland......................         84,720     244,026,759   --        244,111,479
  Russia......................     21,167,946     518,960,690   --        540,128,636
  South Africa................     81,220,811     872,150,371   --        953,371,182
  South Korea.................     93,287,756   1,845,152,003   --      1,938,439,759
  Taiwan......................     41,170,777   1,906,154,684   --      1,947,325,461
  Thailand....................    415,119,288           6,197   --        415,125,485
  Turkey......................      4,597,018     294,193,243   --        298,790,261
  United States...............             --         126,755   --            126,755
Preferred Stocks
  Brazil......................      4,574,692     250,104,780   --        254,679,472
  Chile.......................             --       2,111,459   --          2,111,459
  Colombia....................      8,313,715              --   --          8,313,715
Rights/Warrants
  Brazil......................             --          11,935   --             11,935
  Chile.......................             --              31   --                 31
  Malaysia....................             --         174,504   --            174,504
  Poland......................             --              --   --                 --
  South Korea.................             --          15,747   --             15,747
  Thailand....................             --          36,842   --             36,842
Securities Lending Collateral.             --   1,382,967,428   --      1,382,967,428
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,477,284,093 $11,797,880,920   --    $14,275,165,013
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                       ENHANCED
                                                                      U.S. LARGE
                                                                       COMPANY      U.S. LARGE CAP  U.S. LARGE CAP
                                                                      PORTFOLIO    EQUITY PORTFOLIO VALUE PORTFOLIO
-                                                                    ------------  ---------------- ---------------
ASSETS:
Investments in Affiliated Investment Company at Value...............           --              --   $   11,967,120
Investments at Value (including $0, $32,917, $0 and $603,977 of
 securities on loan, respectively).................................. $    211,548    $    134,084               --
Temporary Cash Investments at Value & Cost..........................           --           2,237               --
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................           --          33,752               --
Foreign Currencies at Value.........................................        3,367              --               --
Cash................................................................          679              --               --
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........       11,265              --               --
  Dividends, Interest and Tax Reclaims..............................        1,140             110               --
  Securities Lending Income.........................................           --               4               --
  Fund Shares Sold..................................................           19             947            9,362
  From Advisor......................................................           --               1               --
Unrealized Gain on Forward Currency Contracts.......................          101              --               --
Unrealized Gain on Foreign Currency Contracts.......................           10              --               --
Deferred Offering Costs.............................................           --              28               --
Prepaid Expenses and Other Assets...................................           16               8               91
                                                                     ------------    ------------   --------------
    Total Assets....................................................      228,145         171,171       11,976,573
                                                                     ------------    ------------   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................           --          33,752               --
  Investment Securities/Affiliated Investment Company
   Purchased........................................................       13,374           1,914               --
  Fund Shares Redeemed..............................................          433              77           11,554
  Due to Advisor....................................................           36              --            1,477
  Futures Margin Variation..........................................        1,121              --               --
Unrealized Loss on Forward Currency Contracts.......................          318              --               --
Accrued Expenses and Other Liabilities..............................           23              21              470
                                                                     ------------    ------------   --------------
    Total Liabilities...............................................       15,305          35,764           13,501
                                                                     ------------    ------------   --------------
NET ASSETS.......................................................... $    212,840    $    135,407   $   11,963,072
                                                                     ============    ============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and $9,470
 and shares outstanding of 0; 0; 0 and 418,568, respectively........          N/A             N/A              N/A
                                                                     ============    ============   ==============
NUMBER OF SHARES AUTHORIZED.........................................          N/A             N/A              N/A
                                                                     ============    ============   ==============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $23,305 and shares outstanding of 0; 0; 0 and 1,032,756,
 respectively.......................................................          N/A             N/A              N/A
                                                                     ============    ============   ==============
NUMBER OF SHARES AUTHORIZED.........................................          N/A             N/A              N/A
                                                                     ============    ============   ==============
Institutional Class Shares -- based on net assets of $212,840;
 $135,407; $11,963,072 and $4,180,974 and shares outstanding of 18,187,882; 12,227,071; 402,570,195 and 184,963,719,
 respectively....................................................... $      11.70    $      11.07   $        29.72
                                                                     ============    ============   ==============
NUMBER OF SHARES AUTHORIZED.........................................  300,000,000     100,000,000    2,000,000,000
                                                                     ============    ============   ==============
Investments in Affiliated Investment Company at Cost................ $         --    $         --   $    7,741,067
                                                                     ============    ============   ==============
Investments at Cost................................................. $    207,573    $    123,524   $           --
                                                                     ============    ============   ==============
Foreign Currencies at Cost.......................................... $      3,401    $         --   $           --
                                                                     ============    ============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    209,974    $    124,529   $    8,221,868
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................          200             281           28,203
Accumulated Net Realized Gain (Loss)................................       (8,972)             37         (513,052)
Net Unrealized Foreign Exchange Gain (Loss).........................         (217)             --               --
Net Unrealized Appreciation (Depreciation)..........................       11,855          10,560        4,226,053
                                                                     ------------    ------------   --------------
NET ASSETS.......................................................... $    212,840    $    135,407   $   11,963,072
                                                                     ============    ============   ==============


                                                                      U.S. TARGETED
                                                                     VALUE PORTFOLIO
-                                                                    ---------------
ASSETS:
Investments in Affiliated Investment Company at Value...............            --
Investments at Value (including $0, $32,917, $0 and $603,977 of securities on loan, respectively)..................................  $  4,177,782
Temporary Cash Investments at Value & Cost..........................        25,535
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................       623,299
Foreign Currencies at Value.........................................            --
Cash................................................................           682
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........         7,259
  Dividends, Interest and Tax Reclaims..............................         1,194
  Securities Lending Income.........................................           212
  Fund Shares Sold..................................................        11,574
  From Advisor......................................................            --
Unrealized Gain on Forward Currency Contracts.......................            --
Unrealized Gain on Foreign Currency Contracts.......................            --
Deferred Offering Costs.............................................            --
Prepaid Expenses and Other Assets...................................            52
                                                                      ------------
    Total Assets....................................................     4,847,589
                                                                      ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................       623,299
  Investment Securities/Affiliated Investment Company
   Purchased........................................................         6,934
  Fund Shares Redeemed..............................................         1,994
  Due to Advisor....................................................         1,255
  Futures Margin Variation..........................................            --
Unrealized Loss on Forward Currency Contracts.......................            --
Accrued Expenses and Other Liabilities..............................           358
                                                                      ------------
    Total Liabilities...............................................       633,840
                                                                      ------------
NET ASSETS..........................................................  $  4,213,749
                                                                      ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and $9,470
 and shares outstanding of 0; 0; 0 and 418,568, respectively........         22.63
                                                                      ============
NUMBER OF SHARES AUTHORIZED.........................................   100,000,000
                                                                      ============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $23,305 and shares outstanding of 0; 0; 0 and 1,032,756,
 respectively.......................................................         22.57
                                                                      ============
NUMBER OF SHARES AUTHORIZED.........................................   100,000,000
                                                                      ============
Institutional Class Shares -- based on net assets of $212,840;
 $135,407; $11,963,072 and $4,180,974 and shares outstanding of 18,187,882; 12,227,071; 402,570,195 and 184,963,719,
 respectively.......................................................  $      22.60
                                                                      ============
NUMBER OF SHARES AUTHORIZED.........................................   700,000,000
                                                                      ============
Investments in Affiliated Investment Company at Cost................  $         --
                                                                      ============
Investments at Cost.................................................  $  2,844,192
                                                                      ============
Foreign Currencies at Cost..........................................  $         --
                                                                      ============
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................  $  2,629,141
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................           484
Accumulated Net Realized Gain (Loss)................................       250,534
Net Unrealized Foreign Exchange Gain (Loss).........................            --
Net Unrealized Appreciation (Depreciation)..........................     1,333,590
                                                                      ------------
NET ASSETS..........................................................  $  4,213,749
                                                                      ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                        U.S. CORE      U.S. CORE     U.S. VECTOR
                                                      U.S. SMALL CAP    EQUITY 1       EQUITY 2        EQUITY
                                                      VALUE PORTFOLIO   PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                      --------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $1,459,443,
 $712,697, $1,030,739 and $369,531 of securities
 on loan, respectively).............................. $    9,470,398  $    7,536,491 $    9,966,682 $    2,889,233
Temporary Cash Investments at Value & Cost...........         58,724          31,599         33,429          6,584
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost...........................      1,508,504         733,079      1,060,641        382,245
Cash.................................................          1,910             116            249            159
Receivables:
  Investment Securities Sold.........................         10,101              10             12             22
  Dividends and Interest.............................          3,208           5,183          6,608          1,491
  Securities Lending Income..........................            463             290            427            200
  Fund Shares Sold...................................          8,354          12,580         16,856          3,954
Prepaid Expenses and Other Assets....................            101             135            107             45
                                                      --------------  -------------- -------------- --------------
     Total Assets....................................     11,061,763       8,319,483     11,085,011      3,283,933
                                                      --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................      1,508,504         733,079      1,060,641        382,245
  Investment Securities Purchased....................         15,676          15,331         27,957          4,588
  Fund Shares Redeemed...............................          5,851           3,238          4,430          2,304
  Due to Advisor.....................................          3,973           1,061          1,654            722
Accrued Expenses and Other Liabilities...............            778             595            765            232
                                                      --------------  -------------- -------------- --------------
     Total Liabilities...............................      1,534,782         753,304      1,095,447        390,091
                                                      --------------  -------------- -------------- --------------
NET ASSETS........................................... $    9,526,981  $    7,566,179 $    9,989,564 $    2,893,842
                                                      ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $9,526,981; $7,566,179; $9,989,564 and
 $2,893,842 and shares outstanding of
 276,282,421; 480,572,749; 639,564,977 and
 185,306,591, respectively........................... $        34.48  $        15.74 $        15.62 $        15.62
                                                      ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED..........................  1,700,000,000   1,500,000,000  2,300,000,000  1,000,000,000
                                                      ==============  ============== ============== ==============
Investments at Cost.................................. $    6,597,207  $    5,237,337 $    6,797,207 $    1,961,480
                                                      ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    6,214,232  $    5,218,221 $    6,704,700 $    1,923,097
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................          1,366          14,478         14,555          3,096
Accumulated Net Realized Gain (Loss).................        438,192          34,326        100,834         39,896
Net Unrealized Appreciation (Depreciation)...........      2,873,191       2,299,154      3,169,475        927,753
                                                      --------------  -------------- -------------- --------------
NET ASSETS........................................... $    9,526,981  $    7,566,179 $    9,989,564 $    2,893,842
                                                      ==============  ============== ============== ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                             DFA REAL
                                                                                              ESTATE       LARGE CAP
                                                             U.S. SMALL CAP U.S. MICRO CAP  SECURITIES   INTERNATIONAL
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO*
                                                             -------------- -------------- ------------  -------------
ASSETS:
Investments at Value (including $1,665,475, $805,423,
 $480,855 and $254,244 of securities on loan,
 respectively).............................................. $    7,426,595 $    4,683,423 $  4,650,418  $  2,743,088
Temporary Cash Investments at Value & Cost..................         36,843         12,694       14,133            --
Collateral Received from Securities on Loan at Value &
 Cost.......................................................             --             --           --           339
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      1,718,441        834,896      497,984       249,000
Foreign Currencies at Value.................................             --             --           --         5,513
Cash........................................................            763          1,180           --         7,027
Receivables:
  Investment Securities Sold................................         13,342          5,015           --            --
  Dividends, Interest and Tax Reclaims......................          2,095          1,445        6,298         6,568
  Securities Lending Income.................................            765            647           72           177
  Fund Shares Sold..........................................          8,859          2,100        9,344         1,319
Prepaid Expenses and Other Assets...........................             55             47           53            21
                                                             -------------- -------------- ------------  ------------
     Total Assets...........................................      9,207,758      5,541,447    5,178,302     3,013,052
                                                             -------------- -------------- ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      1,718,441        834,896      497,984       249,339
  Investment Securities Purchased...........................         34,151          6,291           --         4,905
  Fund Shares Redeemed......................................          5,540          2,072        1,957         2,851
  Due to Advisor............................................          2,166          1,966          492           574
Unrealized Loss on Foreign Currency Contracts...............             --             --           --            13
Accrued Expenses and Other Liabilities......................            633            391          451           256
                                                             -------------- -------------- ------------  ------------
     Total Liabilities......................................      1,760,931        845,616      500,884       257,938
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $    7,446,827 $    4,695,831 $  4,677,418  $  2,755,114
                                                             ============== ============== ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $7,446,827; $4,695,831; $4,677,418 and $2,755,114
 and shares outstanding of 248,001,921; 239,125,446;
 168,423,065 and 124,102,982, respectively.................. $        30.03 $        19.64 $      27.77  $      22.20
                                                             ============== ============== ============  ============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,500,000,000  700,000,000   500,000,000
                                                             ============== ============== ============  ============
Investments at Cost......................................... $    5,223,959 $    3,062,833 $  3,317,741  $  2,105,213
                                                             ============== ============== ============  ============
Foreign Currencies at Cost.................................. $           -- $           -- $         --  $      5,504
                                                             ============== ============== ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    5,020,485 $    2,867,133 $  3,572,655  $  2,345,517
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          3,164          1,656       32,390         6,579
Accumulated Net Realized Gain (Loss)........................        220,542        206,452     (260,304)     (234,908)
Net Unrealized Foreign Exchange Gain (Loss).................             --             --           --            42
Net Unrealized Appreciation (Depreciation)..................      2,202,636      1,620,590    1,332,677       637,884
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $    7,446,827 $    4,695,831 $  4,677,418  $  2,755,114
                                                             ============== ============== ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                             INTERNATIONAL    JAPANESE    ASIA PACIFIC
                                                              INTERNATIONAL      SMALL          SMALL        SMALL
                                                               CORE EQUITY      COMPANY        COMPANY      COMPANY
                                                               PORTFOLIO*      PORTFOLIO      PORTFOLIO    PORTFOLIO
                                                             --------------  -------------- ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................             --  $    8,509,407 $    414,295  $    331,292
Investments at Value (including $1,069,370, $0, $0 and $0
 of securities on loan, respectively)....................... $    9,434,976              --           --            --
Temporary Cash..............................................             --          12,173           --            --
Collateral Received from Securities on Loan at Value &
 Cost.......................................................          4,951              --           --            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      1,075,000              --           --            --
Foreign Currencies at Value.................................          2,087              --           --            --
Cash........................................................         38,004              --           --            --
Receivables:
  Investment Securities Sold................................            380              --           --            --
  Dividends, Interest and Tax Reclaims......................         21,328              --           --            --
  Securities Lending Income.................................            771              --           --            --
  Fund Shares Sold..........................................         17,948           4,045           --            15
Prepaid Expenses and Other Assets...........................            127              56            7             7
                                                             --------------  -------------- ------------  ------------
     Total Assets...........................................     10,595,572       8,525,681      414,302       331,314
                                                             --------------  -------------- ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      1,079,951              --           --            --
  Investment Securities Purchased...........................            647              --           --            --
  Fund Shares Redeemed......................................          2,917           1,771            6             7
  Due to Advisor............................................          2,762           2,846          140           112
Accrued Expenses and Other Liabilities......................            829             347           24            29
                                                             --------------  -------------- ------------  ------------
     Total Liabilities......................................      1,087,106           4,964          170           148
                                                             --------------  -------------- ------------  ------------
NET ASSETS.................................................. $    9,508,466  $    8,520,717 $    414,132  $    331,166
                                                             ==============  ============== ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $9,508,466; $8,520,717; $414,132 and $331,166 and
 shares outstanding of 756,633,598; 439,239,988;
 21,422,259 and 13,342,290, respectively.................... $        12.57  $        19.40 $      19.33  $      24.82
                                                             ==============  ============== ============  ============
NUMBER OF SHARES AUTHORIZED.................................  2,000,000,000   1,500,000,000  100,000,000   100,000,000
                                                             ==============  ============== ============  ============
Investments in Affiliated Investment Companies at Cost...... $           --  $    6,870,590 $    389,680  $    301,332
                                                             ==============  ============== ============  ============
Investments at Cost......................................... $    7,979,985  $           -- $         --  $         --
                                                             ==============  ============== ============  ============
Foreign Currencies at Cost.................................. $        2,101  $           -- $         --  $         --
                                                             ==============  ============== ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    8,141,579  $    6,624,670 $    452,510  $    321,830
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         27,329          27,083        6,178         6,418
Accumulated Net Realized Gain (Loss)........................       (115,510)        230,130      (69,159)      (27,045)
Net Unrealized Foreign Exchange Gain (Loss).................             91              17          (12)            3
Net Unrealized Appreciation (Depreciation)..................      1,454,977       1,638,817       24,615        29,960
                                                             --------------  -------------- ------------  ------------
NET ASSETS.................................................. $    9,508,466  $    8,520,717 $    414,132  $    331,166
                                                             ==============  ============== ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                        DFA
                                                                          UNITED      CONTINENTAL  INTERNATIONAL  DFA GLOBAL
                                                                       KINGDOM SMALL     SMALL      REAL ESTATE   REAL ESTATE
                                                                          COMPANY       COMPANY     SECURITIES    SECURITIES
                                                                         PORTFOLIO     PORTFOLIO    PORTFOLIO*     PORTFOLIO
                                                                       ------------- ------------  ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value............... $     37,114  $    170,800            --  $  2,077,850
Investments at Value (including $0, $0, $131,048 and $0 of securities
 on loan, respectively)...............................................           --            --  $  2,144,767            --
Temporary Cash Investments at Value & Cost............................           --            --            --         8,697
Collateral Received from Securities on Loan at Value & Cost...........           --            --            69            --
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost.................................................................           --            --       174,000            --
Foreign Currencies at Value...........................................           --            --           673            --
Cash..................................................................           --            --        11,903            --
Receivables:
  Investment Securities/Affiliated Investment Company Sold............           --            --           103            --
  Dividends, Interest and Tax Reclaims................................           --            --         6,543             2
  Securities Lending Income...........................................           --            --           105            --
  Fund Shares Sold....................................................           --            97         3,134         4,833
Unrealized Gain on Foreign Currency Contracts.........................           --            --             3            --
Prepaid Expenses and Other Assets.....................................            7             7            20            55
                                                                       ------------  ------------  ------------  ------------
     Total Assets.....................................................       37,121       170,904     2,341,320     2,091,437
                                                                       ------------  ------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned....................................           --            --       174,069            --
  Investment Securities/Affiliated Investment Company Purchased.......           --            --         6,827         7,624
  Fund Shares Redeemed................................................           --            18           549           955
  Due to Advisor......................................................           12            57           626             2
Unrealized Loss on Foreign Currency Contracts.........................           --            --            28            --
Accrued Expenses and Other Liabilities................................           13            23           244           149
                                                                       ------------  ------------  ------------  ------------
     Total Liabilities................................................           25            98       182,343         8,730
                                                                       ------------  ------------  ------------  ------------
NET ASSETS............................................................ $     37,096  $    170,806  $  2,158,977  $  2,082,707
                                                                       ============  ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $37,096;
 $170,806; $2,158,977 and $2,082,707 and shares outstanding of
 1,003,742; 8,428,839; 393,952,649 and 217,181,753,
 respectively......................................................... $      36.96  $      20.26  $       5.48  $       9.59
                                                                       ============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED...........................................  100,000,000   100,000,000   700,000,000   500,000,000
                                                                       ============  ============  ============  ============
Investments in Affiliated Investment Companies at Cost................ $     22,831  $    132,148  $         --  $  1,711,546
                                                                       ============  ============  ============  ============
Investments at Cost................................................... $         --  $         --  $  1,877,357  $         --
                                                                       ============  ============  ============  ============
Foreign Currencies at Cost............................................ $         --  $         --  $        675  $         --
                                                                       ============  ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital....................................................... $     22,451  $    158,589  $  2,279,985  $  1,738,841
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)...................................................          129            92      (147,973)       11,624
Accumulated Net Realized Gain (Loss)..................................          229       (26,656)     (240,429)      (34,062)
Net Unrealized Foreign Exchange Gain (Loss)...........................            4           129           (14)           --
Net Unrealized Appreciation (Depreciation)............................       14,283        38,652       267,408       366,304
                                                                       ------------  ------------  ------------  ------------
NET ASSETS............................................................ $     37,096  $    170,806  $  2,158,977  $  2,082,707
                                                                       ============  ============  ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                   DFA
                                                              INTERNATIONAL   INTERNATIONAL                 WORLD EX U.S.
                                                                SMALL CAP     VECTOR EQUITY  WORLD EX U.S.  TARGETED VALUE
                                                             VALUE PORTFOLIO*  PORTFOLIO*   VALUE PORTFOLIO   PORTFOLIO
                                                             ---------------- ------------- --------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................              --            --   $    117,454    $     95,939
Investments at Value (including $1,010,674, $116,713,
 $0, $0 and $0 of securities on loan, respectively).........  $   11,112,474  $  1,081,903             --              --
Collateral Received from Securities on Loan at Value &
 Cost.......................................................              75           151             --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................       1,053,000       119,000             --              --
Foreign Currencies at Value.................................           3,627         1,115             --              --
Cash........................................................               8         9,288             49             225
Receivables:
  Investment Securities Sold................................           4,725            74             --              --
  Dividends, Interest and Tax Reclaims......................          26,463         2,442             --              --
  Securities Lending Income.................................           1,373           102             --              --
  Fund Shares Sold..........................................          16,462           568            152              21
  From Advisor..............................................              --            --             --              --
Unrealized Gain on Foreign Currency Contracts...............               5            --             --              --
Deferred Offering Costs.....................................              --            --             --              --
Prepaid Expenses and Other Assets...........................              77            22             14              25
                                                              --------------  ------------   ------------    ------------
    Total Assets............................................      12,218,289     1,214,665        117,669          96,210
                                                              --------------  ------------   ------------    ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................       1,053,075       119,151             --              --
  Investment Securities Purchased...........................           2,598         3,507             --             158
  Fund Shares Redeemed......................................           2,740           694              4              --
  Due to Advisor............................................           6,051           405             60              19
  Loan Payable..............................................           4,016            --             --              --
Unrealized Loss on Foreign Currency Contracts...............              --             6             --              --
Accrued Expenses and Other Liabilities......................             910           128             18              23
                                                              --------------  ------------   ------------    ------------
    Total Liabilities.......................................       1,069,390       123,891             82             200
                                                              --------------  ------------   ------------    ------------
NET ASSETS..................................................  $   11,148,899  $  1,090,774   $    117,587    $     96,010
                                                              ==============  ============   ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $11,148,899; $1,090,774; $117,587; $96,010 and
 $129,720 and shares outstanding of 552,640,203;
 92,844,717; 9,853,403; 7,704,431 and 12,048,498,
 respectively...............................................  $        20.17  $      11.75   $      11.93    $      12.46
                                                              ==============  ============   ============    ============
NUMBER OF SHARES AUTHORIZED.................................   2,300,000,000   500,000,000    100,000,000     100,000,000
                                                              ==============  ============   ============    ============
Investments in Affiliated Investment Companies at
 Cost.......................................................  $           --  $         --   $    102,161    $     84,293
                                                              ==============  ============   ============    ============
Investments at Cost.........................................  $    9,094,196  $    859,491   $         --    $         --
                                                              ==============  ============   ============    ============
Foreign Currencies at Cost..................................  $        3,630  $      1,125   $         --    $         --
                                                              ==============  ============   ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $    8,953,361  $    858,839   $    105,007    $     83,251
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          15,456         2,486            187              15
Accumulated Net Realized Gain (Loss)........................         161,681         7,027         (2,868)          1,098
Net Unrealized Foreign Exchange Gain (Loss).................             126            20            (32)             --
Net Unrealized Appreciation (Depreciation)..................       2,018,275       222,402         15,293          11,646
                                                              --------------  ------------   ------------    ------------
NET ASSETS..................................................  $   11,148,899  $  1,090,774   $    117,587    $     96,010
                                                              ==============  ============   ============    ============

                                                             WORLD EX U.S.
                                                              CORE EQUITY
                                                               PORTFOLIO
                                                             -------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................... $    129,435
Investments at Value (including $1,010,674, $116,713,
 $0, $0 and $0 of securities on loan, respectively).........           --
Collateral Received from Securities on Loan at Value &
 Cost.......................................................           --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................           --
Foreign Currencies at Value.................................           --
Cash........................................................          230
Receivables:
  Investment Securities Sold................................           --
  Dividends, Interest and Tax Reclaims......................           --
  Securities Lending Income.................................           --
  Fund Shares Sold..........................................          295
  From Advisor..............................................           13
Unrealized Gain on Foreign Currency Contracts...............           --
Deferred Offering Costs.....................................            3
Prepaid Expenses and Other Assets...........................            2
                                                             ------------
    Total Assets............................................      129,978
                                                             ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................           --
  Investment Securities Purchased...........................          165
  Fund Shares Redeemed......................................           68
  Due to Advisor............................................           --
  Loan Payable..............................................           --
Unrealized Loss on Foreign Currency Contracts...............           --
Accrued Expenses and Other Liabilities......................           25
                                                             ------------
    Total Liabilities.......................................          258
                                                             ------------
NET ASSETS.................................................. $    129,720
                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $11,148,899; $1,090,774; $117,587; $96,010 and
 $129,720 and shares outstanding of 552,640,203;
 92,844,717; 9,853,403; 7,704,431 and 12,048,498,
 respectively............................................... $      10.77
                                                             ============
NUMBER OF SHARES AUTHORIZED.................................  100,000,000
                                                             ============
Investments in Affiliated Investment Companies at
 Cost....................................................... $    117,715
                                                             ============
Investments at Cost......................................... $         --
                                                             ============
Foreign Currencies at Cost.................................. $         --
                                                             ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    118,032
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................           (1)
Accumulated Net Realized Gain (Loss)........................          (31)
Net Unrealized Foreign Exchange Gain (Loss).................           --
Net Unrealized Appreciation (Depreciation)..................       11,720
                                                             ------------
NET ASSETS.................................................. $    129,720
                                                             ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                  SELECTIVELY
                                                                 HEDGED GLOBAL   EMERGING      EMERGING      EMERGING
                                                                    EQUITY        MARKETS    MARKETS SMALL MARKETS VALUE
                                                                   PORTFOLIO     PORTFOLIO   CAP PORTFOLIO   PORTFOLIO
                                                                 ------------- ------------  ------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value......... $     87,628  $  3,653,887  $  4,037,180  $   19,256,425
Investments at Value (including $0, $0, $0, $0 and $1,608,604
 of securities on loan, respectively)...........................           --            --            --              --
Temporary Cash..................................................        1,210            --            --              --
Collateral Received from Securities on Loan at Value & Cost.....           --            --            --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...................................................           --            --            --              --
Segregated Cash for Futures Contracts...........................          160            --            --              --
Foreign Currencies at Value.....................................           --            --            --              --
Cash............................................................        2,466            --            --              --
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.........................................................           --            --            --              --
  Dividends, Interest and Tax Reclaims..........................           --            --            --              --
  Securities Lending Income.....................................           --            --            --              --
  Fund Shares Sold..............................................           16         4,737         7,077          25,739
Unrealized Gain on Forward Currency Contracts...................           90            --            --              --
Unrealized Gain on Foreign Currency Contracts...................           --            --            --              --
Prepaid Expenses and Other Assets...............................           14            34            38             113
                                                                 ------------  ------------  ------------  --------------
    Total Assets................................................       91,584     3,658,658     4,044,295      19,282,277
                                                                 ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..............................           --            --            --              --
  Investment Securities/Affiliated Investment Companies
   Purchased....................................................          130            --            --              --
  Fund Shares Redeemed..........................................           --         1,462           678           6,126
  Due to Advisor................................................            9         1,222         1,520           6,454
  Futures Margin Variation......................................           19            --            --              --
Unrealized Loss on Forward Currency Contracts...................           62            --            --              --
Unrealized Loss on Foreign Currency Contracts...................           --            --            --              --
Accrued Expenses and Other Liabilities..........................           16           234           234             790
                                                                 ------------  ------------  ------------  --------------
    Total Liabilities...........................................          236         2,918         2,432          13,370
                                                                 ------------  ------------  ------------  --------------
NET ASSETS...................................................... $     91,348  $  3,655,740  $  4,041,863  $   19,268,907
                                                                 ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0; $106,070 and $0 and shares outstanding of 0; 0; 0; 3,624,435 and 0,
 respectively...................................................          N/A           N/A           N/A  $        29.27
                                                                 ============  ============  ============  ==============
Institutional Class Shares -- based on net assets of $91,348;
 $3,655,740; $4,041,863; $19,162,837 and $13,020,962 and
 shares outstanding of 6,704,078; 135,555,592; 191,570,612;
 654,558,013 and 648,059,947, respectively...................... $      13.63  $      26.97  $      21.10  $        29.28
                                                                 ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.....................................  100,000,000   500,000,000   500,000,000   1,500,000,000
                                                                 ============  ============  ============  ==============
Investments in Affiliated Investment Companies at Cost.......... $     72,257  $  2,522,235  $  3,582,521  $   18,840,667
                                                                 ============  ============  ============  ==============
Investments at Cost............................................. $         --  $         --  $         --  $           --
                                                                 ============  ============  ============  ==============
Foreign Currencies at Cost...................................... $         --  $         --  $         --  $           --
                                                                 ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................. $     74,110  $  2,497,624  $  3,528,355  $   18,578,622
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).........................................        1,390         6,855         8,340          14,817
Accumulated Net Realized Gain (Loss)............................          316        19,648        50,600         259,622
Net Unrealized Foreign Exchange Gain (Loss).....................           28           (39)          (91)             88
Net Unrealized Appreciation (Depreciation)......................       15,504     1,131,652       454,659         415,758
                                                                 ------------  ------------  ------------  --------------
NET ASSETS...................................................... $     91,348  $  3,655,740  $  4,041,863  $   19,268,907
                                                                 ============  ============  ============  ==============

                                                                    EMERGING
                                                                  MARKETS CORE
                                                                     EQUITY
                                                                   PORTFOLIO*
                                                                 --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.........             --
Investments at Value (including $0, $0, $0, $0 and $1,608,604
 of securities on loan, respectively)........................... $   12,892,198
Temporary Cash..................................................             --
Collateral Received from Securities on Loan at Value & Cost.....         10,967
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...................................................      1,372,000
Segregated Cash for Futures Contracts...........................             --
Foreign Currencies at Value.....................................         17,201
Cash............................................................        136,988
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.........................................................            315
  Dividends, Interest and Tax Reclaims..........................         13,712
  Securities Lending Income.....................................          2,510
  Fund Shares Sold..............................................         14,939
Unrealized Gain on Forward Currency Contracts...................             --
Unrealized Gain on Foreign Currency Contracts...................              1
Prepaid Expenses and Other Assets...............................            118
                                                                 --------------
    Total Assets................................................     14,460,949
                                                                 --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..............................      1,382,967
  Investment Securities/Affiliated Investment Companies
   Purchased....................................................         46,763
  Fund Shares Redeemed..........................................          2,574
  Due to Advisor................................................          5,969
  Futures Margin Variation......................................             --
Unrealized Loss on Forward Currency Contracts...................             --
Unrealized Loss on Foreign Currency Contracts...................             84
Accrued Expenses and Other Liabilities..........................          1,630
                                                                 --------------
    Total Liabilities...........................................      1,439,987
                                                                 --------------
NET ASSETS...................................................... $   13,020,962
                                                                 ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0; $106,070 and $0 and shares outstanding of 0; 0; 0; 3,624,435 and 0,
 respectively...................................................            N/A
                                                                 ==============
Institutional Class Shares -- based on net assets of $91,348;
 $3,655,740; $4,041,863; $19,162,837 and $13,020,962 and
 shares outstanding of 6,704,078; 135,555,592; 191,570,612;
 654,558,013 and 648,059,947, respectively...................... $        20.09
                                                                 ==============
NUMBER OF SHARES AUTHORIZED.....................................  1,000,000,000
                                                                 ==============
Investments in Affiliated Investment Companies at Cost.......... $           --
                                                                 ==============
Investments at Cost............................................. $   11,668,794
                                                                 ==============
Foreign Currencies at Cost...................................... $       17,301
                                                                 ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................. $   11,819,210
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).........................................         31,355
Accumulated Net Realized Gain (Loss)............................        (52,859)
Net Unrealized Foreign Exchange Gain (Loss).....................            (48)
Net Unrealized Appreciation (Depreciation)......................      1,223,304
                                                                 --------------
NET ASSETS...................................................... $   13,020,962
                                                                 ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                                 ENHANCED
                                                                                U.S. LARGE  U.S. LARGE  U.S. LARGE  U.S. TARGETED
                                                                                 COMPANY    CAP EQUITY  CAP VALUE       VALUE
                                                                                PORTFOLIO  PORTFOLIO(A) PORTFOLIO*    PORTFOLIO
                                                                                ---------- ------------ ----------  -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends....................................................................       --          --    $  209,457           --
  Interest.....................................................................       --          --            42           --
  Income from Securities Lending...............................................       --          --         1,778           --
  Expenses Allocated from Affiliated Investment Company........................       --          --       (11,525)          --
                                                                                 -------     -------    ----------   ----------
    Total Net Investment Income Received from Affiliated Investment Company....       --          --       199,752           --
                                                                                 -------     -------    ----------   ----------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $7, respectively).  $   149     $   648            --   $   56,850
  Interest.....................................................................    1,614           1            --           33
  Income from Securities Lending...............................................       --          12            --        2,392
                                                                                 -------     -------    ----------   ----------
    Total Investment Income....................................................    1,763         661            --       59,275
                                                                                 -------     -------    ----------   ----------
FUND EXPENSES
  Investment Advisory Services Fees............................................      101          56            --        3,667
  Administrative Services Fees.................................................      303          --        15,211        9,173
  Accounting & Transfer Agent Fees.............................................       27           1            95          284
  S&P 500(R) Fees..............................................................        9          --            --           --
  Shareholder Servicing Fees --
   Class R1 Shares.............................................................       --          --            --           41
   Class R2 Shares.............................................................       --          --            --           43
  Custodian Fees...............................................................       10           3            --           56
  Filing Fees..................................................................       25          16           173          107
  Shareholders' Reports........................................................        5           1           220          105
  Directors'/Trustees' Fees & Expenses.........................................        2          --           104           38
  Professional Fees............................................................        6           2            36          104
  Organizational & Offering Costs..............................................       --          15            --           --
  Other........................................................................        5          --           133           68
                                                                                 -------     -------    ----------   ----------
    Total Expenses.............................................................      493          94        15,972       13,686
                                                                                 -------     -------    ----------   ----------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees Recovered
   by Advisor (Note C).........................................................       --         (24)           --           --
  Fees Paid Indirectly.........................................................       (4)         --            --           --
                                                                                 -------     -------    ----------   ----------
  Net Expenses.................................................................      489          70        15,972       13,686
                                                                                 -------     -------    ----------   ----------
  NET INVESTMENT INCOME (LOSS).................................................    1,274         591       183,780       45,589
                                                                                 -------     -------    ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
   Investment Securities Sold..................................................     (238)         37       819,592      274,964
   Futures.....................................................................   40,444          --            --        4,864
   Foreign Currency Transactions...............................................     (934)         --            --           --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..................................    1,803      10,560     2,030,120      903,746
   Futures.....................................................................    5,088          --            --           --
   Translation of Foreign Currency Denominated Amounts.........................      946          --            --           --
                                                                                 -------     -------    ----------   ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)......................................   47,109      10,597     2,849,712    1,183,574
                                                                                 -------     -------    ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................  $48,383     $11,188    $3,033,492   $1,229,163
                                                                                 =======     =======    ==========   ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

(a)The Portfolio commenced operations on June 25, 2013.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                   U.S. SMALL U.S. CORE  U.S. CORE  U.S. VECTOR
                                                                   CAP VALUE  EQUITY 1   EQUITY 2     EQUITY
                                                                   PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO
                                                                   ---------- ---------- ---------- -----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $14, $118, $71 and
   $18, respectively)............................................. $  142,119 $  117,896 $  159,821  $ 42,692
  Interest........................................................         57         53         50        17
  Income from Securities Lending..................................      4,865      3,281      5,088     2,129
                                                                   ---------- ---------- ----------  --------
     Total Investment Income......................................    147,041    121,230    164,959    44,838
                                                                   ---------- ---------- ----------  --------
EXPENSES
  Investment Advisory Services Fees...............................     16,390     10,454     16,869     7,397
  Administrative Services Fees....................................     24,594         --         --        --
  Accounting & Transfer Agent Fees................................        620        463        636       192
  Custodian Fees..................................................        106         91        102        39
  Filing Fees.....................................................        123        215        183        67
  Shareholders' Reports...........................................        162         83        125        59
  Directors'/Trustees' Fees & Expenses............................         85         63         87        25
  Professional Fees...............................................        224        177        243        71
  Other...........................................................        143        107        151        53
                                                                   ---------- ---------- ----------  --------
     Total Expenses...............................................     42,447     11,653     18,396     7,903
                                                                   ---------- ---------- ----------  --------
  NET INVESTMENT INCOME (LOSS)....................................    104,594    109,577    146,563    36,935
                                                                   ---------- ---------- ----------  --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................    467,388     48,730    106,205    42,264
    Futures.......................................................      4,175         --         --       (48)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.........................................  2,087,253  1,549,261  2,176,008   684,534
                                                                   ---------- ---------- ----------  --------
NET REALIZED AND UNREALIZED GAIN (LOSS)...........................  2,558,816  1,597,991  2,282,213   726,750
                                                                   ---------- ---------- ----------  --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS....................................................... $2,663,410 $1,707,568 $2,428,776  $763,685
                                                                   ========== ========== ==========  ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                                               DFA REAL
                                                                                                ESTATE     LARGE CAP
                                                                   U.S. SMALL    U.S. MICRO   SECURITIES INTERNATIONAL
                                                                  CAP PORTFOLIO CAP PORTFOLIO PORTFOLIO    PORTFOLIO
                                                                  ------------- ------------- ---------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $33, $21, $0 and
   $5,868, respectively).........................................  $   86,192    $   60,045    $110,387    $ 71,899
  Interest.......................................................          48            19          37           3
  Income from Securities Lending.................................      11,185         7,558         650       3,593
                                                                   ----------    ----------    --------    --------
     Total Investment Income.....................................      97,425        67,622     111,074      75,495
                                                                   ----------    ----------    --------    --------
EXPENSES
  Investment Advisory Services Fees..............................       1,722         4,027       7,278       5,952
  Administrative Services Fees...................................      18,376        16,113          --          --
  Accounting & Transfer Agent Fees...............................         426           310         335         196
  Custodian Fees.................................................          95            66          46         317
  Filing Fees....................................................         204            70         145          73
  Shareholders' Reports..........................................         120            88         142          92
  Directors'/Trustees' Fees & Expenses...........................          58            42          45          25
  Professional Fees..............................................         150           111         133          78
  Other..........................................................          95            73          75          65
                                                                   ----------    ----------    --------    --------
     Total Expenses..............................................      21,246        20,900       8,199       6,798
                                                                   ----------    ----------    --------    --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived
   Fees Recovered by Advisor (Note C)............................          --            --        (521)         --
  Fees Paid Indirectly...........................................          --            --          --          (9)
                                                                   ----------    ----------    --------    --------
     Net Expenses................................................      21,246        20,900       7,678       6,789
                                                                   ----------    ----------    --------    --------
NET INVESTMENT INCOME (LOSS).....................................      76,179        46,722     103,396      68,706
                                                                   ----------    ----------    --------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Investment Securities.          --            --      15,455          --
Net Realized Gain (Loss) on:
    Investment Securities Sold...................................     252,589       227,715      15,023     (15,210)
    Futures......................................................        (331)         (423)         --          --
    Foreign Currency Transactions*...............................           1            --          --        (394)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...................   1,551,354     1,117,408     254,603     476,010
    Translation of Foreign Currency Denominated Amounts..........          --            --          --         154
                                                                   ----------    ----------    --------    --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)........................   1,803,613     1,344,700     285,081     460,560
                                                                   ----------    ----------    --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS......................................................  $1,879,792    $1,391,422    $388,477    $529,266
                                                                   ==========    ==========    ========    ========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                            INTERNATIONAL  JAPANESE   ASIA PACIFIC
                                                              INTERNATIONAL     SMALL        SMALL       SMALL
                                                               CORE EQUITY     COMPANY      COMPANY     COMPANY
                                                                PORTFOLIO    PORTFOLIO *  PORTFOLIO * PORTFOLIO *
                                                              ------------- ------------- ----------- ------------
INVESTMENT INCOME
 Net Investment Income Allocated from Affiliated Investment
   Companies:
 Dividends (Net of Foreign Taxes Withheld of $0, $15,423,
   $653 and $371, respectively)..............................          --    $  200,898    $  7,733     $12,023
 Interest....................................................          --            59          --          --
 Income from Securities Lending..............................          --        19,252         622       1,038
 Expenses Allocated from Affiliated Investment
   Companies.................................................          --        (9,826)       (577)       (391)
                                                               ----------    ----------    --------     -------
     Total Net Investment Income Received from Affiliated
       Investment Companies..................................          --       210,383       7,778      12,670
                                                               ----------    ----------    --------     -------
FUND INVESTMENT INCOME
 Dividends (Net of Foreign Taxes Withheld of $18,128, $0,
   $0 and $0, respectively)..................................  $  233,217            --          --          --
 Interest....................................................           4            21          --          --
 Income from Securities Lending..............................      14,944            --          --          --
                                                               ----------    ----------    --------     -------
     Total Investment Income.................................     248,165            21          --          --
                                                               ----------    ----------    --------     -------
FUND EXPENSES
 Investment Advisory Services Fees...........................      27,343            --          --          --
 Administrative Services Fees................................          --        29,296       1,621       1,087
 Accounting & Transfer Agent Fees............................         593            84          22          21
 Custodian Fees..............................................       1,233             1          --          --
 Filing Fees.................................................         300           129          17          24
 Shareholders' Reports.......................................         163           194           4           4
 Directors'/Trustees' Fees & Expenses........................          81            77           4           3
 Professional Fees...........................................         272            40           4           3
 Other.......................................................         181           102           5           3
                                                               ----------    ----------    --------     -------
     Total Expenses..........................................      30,166        29,923       1,677       1,145
                                                               ----------    ----------    --------     -------
 Fees Paid Indirectly........................................         (31)           --          --          --
                                                               ----------    ----------    --------     -------
 Net Expenses................................................      30,135        29,923       1,677       1,145
                                                               ----------    ----------    --------     -------
 NET INVESTMENT INCOME (LOSS)................................     218,030       180,481       6,101      11,525
                                                               ----------    ----------    --------     -------
REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
   Investment Securities Sold................................     (10,392)      262,518       5,783        (255)
   Futures...................................................          --           (29)         --          --
   Foreign Currency Transactions**...........................      (2,185)       (2,035)       (468)          9
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency................   1,736,462     1,540,906      94,197      17,462
   Futures...................................................          --            30          --          --
   Translation of Foreign Currency Denominated
     Amounts.................................................         312           438          26          (1)
                                                               ----------    ----------    --------     -------
 NET REALIZED AND UNREALIZED GAIN (LOSS).....................   1,724,197     1,801,828      99,538      17,215
                                                               ----------    ----------    --------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.................................................  $1,942,227    $1,982,309    $105,639     $28,740
                                                               ==========    ==========    ========     =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $14, $27, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                            UNITED                    DFA
                                                                           KINGDOM   CONTINENTAL INTERNATIONAL DFA GLOBAL
                                                                            SMALL       SMALL     REAL ESTATE  REAL ESTATE
                                                                           COMPANY     COMPANY    SECURITIES   SECURITIES
                                                                          PORTFOLIO* PORTFOLIO*    PORTFOLIO    PORTFOLIO
                                                                          ---------- ----------- ------------- -----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends (Net of Foreign Taxes Withheld of $2, $409, $0 and $0,
   respectively).........................................................  $ 1,124     $ 2,859           --           --
  Income Distributions Received from Affiliated Investment Companies.....       --          --           --     $ 85,254
  Interest...............................................................       --           3           --           --
  Income from Securities Lending.........................................        7         477           --           --
  Expenses Allocated from Affiliated Investment Company..................      (41)       (167)          --           --
                                                                           -------     -------     --------     --------
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................    1,090       3,172           --       85,254
                                                                           -------     -------     --------     --------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $8,213 and $0,
   respectively).........................................................       --          --     $ 77,512           --
  Interest...............................................................       --          --           --            6
  Income from Securities Lending.........................................       --          --        2,538           --
                                                                           -------     -------     --------     --------
     Total Fund Investment Income........................................       --          --       80,050            6
                                                                           -------     -------     --------     --------
FUND EXPENSES
  Investment Advisory Services Fees......................................       --          --        6,295        4,409
  Administrative Services Fees...........................................      134         490           --           --
  Accounting & Transfer Agent Fees.......................................       16          20          152           40
  Custodian Fees.........................................................       --          --          311           --
  Filing Fees............................................................       15          18          118          130
  Shareholders' Reports..................................................        1           3           71           50
  Directors'/Trustees' Fees & Expenses...................................       --           1           19           17
  Professional Fees......................................................        2           2           67           14
  Other..................................................................        1           3           41           19
                                                                           -------     -------     --------     --------
     Total Expenses......................................................      169         537        7,074        4,679
                                                                           -------     -------     --------     --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................      (12)         --           --       (3,761)
  Fees Paid Indirectly...................................................       --          --          (18)          --
                                                                           -------     -------     --------     --------
  Net Expenses...........................................................      157         537        7,056          918
                                                                           -------     -------     --------     --------
  NET INVESTMENT INCOME (LOSS)...........................................      933       2,635       72,994       84,342
                                                                           -------     -------     --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................    2,545       2,298      (19,009)      (3,169)
    Futures..............................................................       --          29          888           --
    Foreign Currency Transactions**......................................       --          (3)        (860)          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................    7,107      41,299      105,321       60,459
    Futures..............................................................       --         (29)          --           --
    Translation of Foreign Currency Denominated Amounts..................       --           7           18           --
                                                                           -------     -------     --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)................................    9,652      43,601       86,358       57,290
                                                                           -------     -------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........  $10,585     $46,236     $159,352     $141,632
                                                                           =======     =======     ========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $1, $7 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                  DFA
                                                             INTERNATIONAL                             WORLD EX U.S.
                                                               SMALL CAP   INTERNATIONAL WORLD EX U.S.   TARGETED
                                                                 VALUE     VECTOR EQUITY     VALUE         VALUE
                                                               PORTFOLIO     PORTFOLIO    PORTFOLIO*   PORTFOLIO*(A)
                                                             ------------- ------------- ------------- -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated
   Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $0,
   $226, $68 and $0, respectively)..........................          --           --       $ 2,376       $   409
  Income Distributions Received from Affiliated Investment
   Companies................................................          --           --           139           753
  Income from Securities Lending............................          --           --           125            32
  Expenses Allocated from Affiliated Investment
   Companies................................................          --           --          (157)          (27)
                                                              ----------     --------       -------       -------
     Total Net Investment Income Received from
      Affiliated Investment Companies.......................          --           --         2,483         1,167
                                                              ----------     --------       -------       -------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $17,253,
   $1,602, $0, $0 and $0, respectively).....................  $  251,726     $ 21,173            --            --
  Interest..................................................          36           --            --            --
  Income from Securities Lending............................      23,155        1,491            --            --
                                                              ----------     --------       -------       -------
     Total Investment Income................................     274,917       22,664            --            --
                                                              ----------     --------       -------       -------
FUND EXPENSES
  Investment Advisory Services Fees.........................      63,069        3,382           394           330
  Accounting & Transfer Agent Fees..........................         737           70            17            17
  Custodian Fees............................................       1,495          268             1             2
  Filing Fees...............................................         143           66            12            17
  Shareholders' Reports.....................................         223           15             1             1
  Directors'/Trustees' Fees & Expenses......................         102            7             1            --
  Professional Fees.........................................         325           22             5             5
  Organizational & Offering Costs...........................          --           --            --            53
  Other.....................................................         254           23             2             3
                                                              ----------     --------       -------       -------
     Total Expenses.........................................      66,348        3,853           433           428
                                                              ----------     --------       -------       -------
  Fees (Waived), Expenses Reimbursed, and/or Previously
   Waived Fees Recovered by Advisor (Note C)................          --           --          (136)         (270)
  Fees Paid Indirectly......................................         (23)          (5)           --            --
                                                              ----------     --------       -------       -------
  Net Expenses..............................................      66,325        3,848           297           158
                                                              ----------     --------       -------       -------
  NET INVESTMENT INCOME (LOSS)..............................     208,592       18,816         2,186         1,009
                                                              ----------     --------       -------       -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Investment
   Securities...............................................          --           --            64           191
  Net Realized Gain (Loss) on:
   Investment Securities Sold...............................     179,935        8,277         3,077           947
   Futures..................................................          --           --           (12)            1
   Foreign Currency Transactions**..........................      (2,311)         (71)          (14)           (3)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............   2,722,774      172,846        13,382        11,646
   Futures..................................................          --           --            (1)           --
   Translation of Foreign Currency Denominated
    Amounts.................................................         666           46           (15)           --
                                                              ----------     --------       -------       -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................   2,901,064      181,098        16,481        12,782
                                                              ----------     --------       -------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $3,109,656     $199,914       $18,667       $13,791
                                                              ==========     ========       =======       =======


                                                             WORLD EX U.S.
                                                              CORE EQUITY
                                                             PORTFOLIO(B)
                                                             -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated
   Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $0,
   $226, $68 and $0, respectively)..........................         --
  Income Distributions Received from Affiliated Investment
   Companies................................................    $ 1,175
  Income from Securities Lending............................         --
  Expenses Allocated from Affiliated Investment
   Companies................................................         --
                                                                -------
     Total Net Investment Income Received from
      Affiliated Investment Companies.......................      1,175
                                                                -------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $17,253,
   $1,602, $0, $0 and $0, respectively).....................         --
  Interest..................................................         --
  Income from Securities Lending............................         --
                                                                -------
     Total Investment Income................................         --
                                                                -------
FUND EXPENSES
  Investment Advisory Services Fees.........................        149
  Accounting & Transfer Agent Fees..........................          9
  Custodian Fees............................................          1
  Filing Fees...............................................         15
  Shareholders' Reports.....................................         --
  Directors'/Trustees' Fees & Expenses......................         --
  Professional Fees.........................................          5
  Organizational & Offering Costs...........................         21
  Other.....................................................          1
                                                                -------
     Total Expenses.........................................        201
                                                                -------
  Fees (Waived), Expenses Reimbursed, and/or Previously
   Waived Fees Recovered by Advisor (Note C)................       (186)
  Fees Paid Indirectly......................................         --
                                                                -------
  Net Expenses..............................................         15
                                                                -------
  NET INVESTMENT INCOME (LOSS)..............................      1,160
                                                                -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Investment
   Securities...............................................         --
  Net Realized Gain (Loss) on:
   Investment Securities Sold...............................        (30)
   Futures..................................................         --
   Foreign Currency Transactions**..........................         --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............     11,720
   Futures..................................................         --
   Translation of Foreign Currency Denominated
    Amounts.................................................         --
                                                                -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................     11,690
                                                                -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $12,850
                                                                =======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).

**Net of foreign capital gain taxes withheld of $6, $0, $0, $0 and $0, respectively.

(a)The Portfolio commenced operations on November 1, 2012.

(b)The Portfolio commenced operations on April 9, 2013.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                      SELECTIVELY              EMERGING   EMERGING     EMERGING
                                                                        HEDGED      EMERGING   MARKETS    MARKETS    MARKETS CORE
                                                                     GLOBAL EQUITY  MARKETS   SMALL CAP    VALUE        EQUITY
                                                                       PORTFOLIO   PORTFOLIO* PORTFOLIO* PORTFOLIO*   PORTFOLIO
                                                                     ------------- ---------- ---------- ----------  ------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $11,156, $9,714,
   $65,223 and $0, respectively)....................................         --     $ 75,716   $ 80,545  $  418,282          --
  Income Distributions Received from Affiliated Investment
   Companies........................................................    $ 1,351           --         --          --          --
  Interest..........................................................         --            1         --          15          --
  Income from Securities Lending....................................         --        3,790     16,568      25,373          --
  Expenses Allocated from Affiliated Investment Company.............         --       (4,877)   (10,518)    (27,921)         --
                                                                        -------     --------   --------  ----------    --------
     Total Net Investment Income Received from Affiliated
      Investment Companies..........................................      1,351       74,630     86,595     415,749          --
                                                                        -------     --------   --------  ----------    --------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0 and
   $34,892, respectively)...........................................         --           --         --          --    $254,568
  Interest..........................................................          4           --         --          --           5
  Income from Securities Lending....................................         --           --         --          --      24,569
                                                                        -------     --------   --------  ----------    --------
     Total Fund Investment Income...................................          4           --         --          --     279,142
                                                                        -------     --------   --------  ----------    --------
FUND EXPENSES
  Investment Advisory Services Fees.................................        206           --         --          --      59,368
  Administrative Services Fees......................................         --       12,576     16,494      71,800          --
  Accounting & Transfer Agent Fees..................................         15           44         47         162         811
  Shareholder Servicing Fees -- Class R2 Shares.....................         --           --         --         263          --
  Custodian Fees....................................................         --           --         --          --       5,473
  Filing Fees.......................................................         24          154        198         378         644
  Shareholders' Reports.............................................          1          118         63         251         231
  Directors'/Trustees' Fees & Expenses..............................          1           34         39         196         112
  Professional Fees.................................................          5           14         17          68         449
  Organizational & Offering Costs...................................          2           --         --          --          --
  Other.............................................................          1           45         53         259         229
                                                                        -------     --------   --------  ----------    --------
     Total Expenses.................................................        255       12,985     16,911      73,377      67,317
                                                                        -------     --------   --------  ----------    --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived
   Fees Recovered by Advisor (Note C)...............................       (217)          --         --          --          --
  Fees Paid Indirectly..............................................         --           --         --          --        (167)
                                                                        -------     --------   --------  ----------    --------
  Net Expenses......................................................         38       12,985     16,911      73,377      67,150
                                                                        -------     --------   --------  ----------    --------
  NET INVESTMENT INCOME (LOSS)......................................      1,317       61,645     69,684     342,372     211,992
                                                                        -------     --------   --------  ----------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment
   Companies........................................................        115           --         --          --          --
   Net Realized Gain (Loss) on:
   Investment Securities Sold.......................................        (81)      22,235     64,325     296,735      (9,977)
   Futures..........................................................        545           --        452          --          --
   Foreign Currency Transactions**..................................        237         (124)    (1,227)     (2,807)     (2,207)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.......................     12,814      143,306    146,169     717,140     581,086
   Futures..........................................................        150           --          4          --          --
   Translation of Foreign Currency Denominated Amounts..............        121           (6)       (42)          7         (79)
                                                                        -------     --------   --------  ----------    --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................     13,901      165,411    209,681   1,011,075     568,823
                                                                        -------     --------   --------  ----------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.........................................................    $15,218     $227,056   $279,365  $1,353,447    $780,815
                                                                        =======     ========   ========  ==========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $1, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         ENHANCED U.S. LARGE  U.S. LARGE CAP    U.S. LARGE CAP VALUE
                                                          COMPANY PORTFOLIO  EQUITY PORTFOLIO         PORTFOLIO
                                                         ------------------  ---------------- ------------------------
                                                                                  PERIOD
                                                           YEAR      YEAR        JUNE 25,         YEAR         YEAR
                                                          ENDED     ENDED       2013(A) TO       ENDED        ENDED
                                                         OCT. 31,  OCT. 31,      OCT. 31,       OCT. 31,     OCT. 31,
                                                           2013      2012          2013           2013         2012
                                                         --------  --------     ----------    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................... $  1,274  $  1,469      $    591     $   183,780  $   154,843
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................     (238)      245            37         819,592      318,427
    Futures.............................................   40,444    30,568            --              --           --
    Foreign Currency Transactions.......................     (934)    1,331            --              --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........    1,803       594        10,560       2,030,120      824,744
    Futures.............................................    5,088    (6,586)           --              --           --
    Translation of Foreign Currency Denominated
     Amounts............................................      946      (857)           --              --           --
                                                         --------  --------      --------     -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.........................   48,383    26,764        11,188       3,033,492    1,298,014
                                                         --------  --------      --------     -----------  -----------
Distributions From:
  Net Investment Income:
  Institutional Class Shares............................   (1,597)   (2,785)         (321)       (180,943)    (150,153)
                                                         --------  --------      --------     -----------  -----------
     Total Distributions................................   (1,597)   (2,785)         (321)       (180,943)    (150,153)
                                                         --------  --------      --------     -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................................   49,190    26,869       127,286       2,669,600    1,501,347
  Shares Issued in Lieu of Cash Distributions...........    1,381     2,573           321         165,830      139,904
  Shares Redeemed.......................................  (74,528)  (34,538)       (3,067)     (2,059,492)  (1,794,871)
                                                         --------  --------      --------     -----------  -----------
     Net Increase (Decrease) from Capital Share
      Transactions......................................  (23,957)   (5,096)      124,540         775,938     (153,620)
                                                         --------  --------      --------     -----------  -----------
     Total Increase (Decrease) in Net Assets............   22,829    18,883       135,407       3,628,487      994,241
NET ASSETS
  Beginning of Period...................................  190,011   171,128            --       8,334,585    7,340,344
                                                         --------  --------      --------     -----------  -----------
  End of Period......................................... $212,840  $190,011      $135,407     $11,963,072  $ 8,334,585
                                                         ========  ========      ========     ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................    4,732     3,051        12,483         102,131       72,600
  Shares Issued in Lieu of Cash Distributions...........      142       314            30           6,512        6,979
  Shares Redeemed.......................................   (7,146)   (3,906)         (286)        (79,135)     (86,993)
                                                         --------  --------      --------     -----------  -----------
     Net Increase (Decrease) from Shares Issued
      and Redeemed......................................   (2,272)     (541)       12,227          29,508       (7,414)
                                                         ========  ========      ========     ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)................................................ $    200  $  2,005      $    281     $    28,203  $    25,366

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                           U.S. TARGETED VALUE      U.S. SMALL CAP VALUE
                                                                PORTFOLIO                 PORTFOLIO
                                                         -----------------------  ------------------------
                                                             YEAR        YEAR         YEAR         YEAR
                                                            ENDED       ENDED        ENDED        ENDED
                                                           OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                                             2013        2012         2013         2012
                                                         -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................... $    45,589  $   29,117  $   104,594  $    53,970
  Capital Gain Distributions Received from Investment
   Securities...........................................          --          --           --           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold...........................     274,964     181,414      467,388      430,201
   Futures..............................................       4,864       3,336        4,175          954
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities................................     903,746     176,832    2,087,253      522,870
   Futures..............................................          --          --           --         (536)
                                                         -----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.........................   1,229,163     390,699    2,663,410    1,007,459
                                                         -----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares......................................        (604)       (374)          --           --
   Class R2 Shares......................................        (171)        (76)          --           --
   Institutional Class Shares...........................     (44,723)    (24,124)     (97,302)     (50,536)
  Net Short-Term Gains:
   Class R1 Shares......................................        (162)         --           --           --
   Class R2 Shares......................................         (43)         --           --           --
   Institutional Class Shares...........................      (9,669)         --      (15,668)          --
  Net Long-Term Gains:
   Class R1 Shares......................................      (2,657)       (356)          --           --
   Class R2 Shares......................................        (709)        (86)          --           --
   Institutional Class Shares...........................    (158,843)    (19,426)    (380,218)     (89,379)
                                                         -----------  ----------  -----------  -----------
     Total Distributions................................    (217,581)    (44,442)    (493,188)    (139,915)
                                                         -----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................................   1,069,213     782,957    1,700,691    1,130,039
  Shares Issued in Lieu of Cash Distributions...........     193,793      40,767      448,519      131,338
  Shares Redeemed.......................................  (1,112,648)   (662,151)  (1,880,921)  (1,581,314)
                                                         -----------  ----------  -----------  -----------
     Net Increase (Decrease) from Capital Share
      Transactions......................................     150,358     161,573      268,289     (319,937)
                                                         -----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net Assets............   1,161,940     507,830    2,438,511      547,607
NET ASSETS
  Beginning of Year.....................................   3,051,809   2,543,979    7,088,470    6,540,863
                                                         -----------  ----------  -----------  -----------
  End of Year........................................... $ 4,213,749  $3,051,809  $ 9,526,981  $ 7,088,470
                                                         ===========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................      54,473      48,542       56,681       45,152
  Shares Issued in Lieu of Cash Distributions...........      11,549       2,677       17,521        5,754
  Shares Redeemed.......................................     (56,250)    (40,606)     (64,686)     (62,499)
                                                         -----------  ----------  -----------  -----------
     Net Increase (Decrease) from Shares Issued
      and Redeemed......................................       9,772      10,613        9,516      (11,593)
                                                         ===========  ==========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)................................................ $       484  $    3,945  $     1,373  $        94

                                                            U.S. CORE EQUITY 1
                                                                PORTFOLIO
                                                         -----------------------
                                                             YEAR        YEAR
                                                            ENDED       ENDED
                                                           OCT. 31,    OCT. 31,
                                                             2013        2012
                                                         -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................... $   109,577  $   78,378
  Capital Gain Distributions Received from Investment
   Securities...........................................          --          36
  Net Realized Gain (Loss) on:
   Investment Securities Sold...........................      48,730      35,359
   Futures..............................................          --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities................................   1,549,261     455,880
   Futures..............................................          --          --
                                                         -----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.........................   1,707,568     569,653
                                                         -----------  ----------
Distributions From:
  Net Investment Income:
   Class R1 Shares......................................          --          --
   Class R2 Shares......................................          --          --
   Institutional Class Shares...........................    (105,633)    (73,066)
  Net Short-Term Gains:
   Class R1 Shares......................................          --          --
   Class R2 Shares......................................          --          --
   Institutional Class Shares...........................          --          --
  Net Long-Term Gains:
   Class R1 Shares......................................          --          --
   Class R2 Shares......................................          --          --
   Institutional Class Shares...........................          --          --
                                                         -----------  ----------
     Total Distributions................................    (105,633)    (73,066)
                                                         -----------  ----------
Capital Share Transactions (1):
  Shares Issued.........................................   2,012,312   1,316,460
  Shares Issued in Lieu of Cash Distributions...........      95,895      66,157
  Shares Redeemed.......................................  (1,020,936)   (733,642)
                                                         -----------  ----------
     Net Increase (Decrease) from Capital Share
      Transactions......................................   1,087,271     648,975
                                                         -----------  ----------
     Total Increase (Decrease) in Net Assets............   2,689,206   1,145,562
NET ASSETS
  Beginning of Year.....................................   4,876,973   3,731,411
                                                         -----------  ----------
  End of Year........................................... $ 7,566,179  $4,876,973
                                                         ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................     144,586     114,530
  Shares Issued in Lieu of Cash Distributions...........       7,046       5,842
  Shares Redeemed.......................................     (73,616)    (63,857)
                                                         -----------  ----------
     Net Increase (Decrease) from Shares Issued
      and Redeemed......................................      78,016      56,515
                                                         ===========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)................................................ $    14,478  $   10,461

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                   U.S. CORE EQUITY 2       U.S. VECTOR EQUITY        U.S. SMALL CAP
                                                        PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                ------------------------  ----------------------  ----------------------
                                                    YEAR         YEAR        YEAR        YEAR        YEAR        YEAR
                                                   ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                                  OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                    2013         2012        2013        2012        2013        2012
                                                -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $   146,563  $   111,804  $   36,935  $   28,165  $   76,179  $   47,882
  Capital Gain Distributions Received from
   Investment Securities.......................          --          105          --          18          --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................     106,205       73,466      42,264      41,027     252,589     254,365
    Futures....................................          --           --         (48)       (850)       (331)         --
    Foreign Currency Transactions..............          --           --          --          --           1          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities......................   2,176,008      694,545     684,534     196,524   1,551,354     230,453
                                                -----------  -----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................   2,428,776      879,920     763,685     264,884   1,879,792     532,700
                                                -----------  -----------  ----------  ----------  ----------  ----------
Distributions From:
    Net Investment Income:
     Institutional Class Shares................    (143,640)     (99,623)    (34,959)    (26,665)    (74,990)    (41,256)
    Net Short-Term Gains:
     Institutional Class Shares................          --           --          --          --      (8,279)         --
    Net Long-Term Gains:
     Instituional Class Shares.................     (55,772)          --      (3,507)         --    (228,672)         --
                                                -----------  -----------  ----------  ----------  ----------  ----------
     Total Distributions.......................    (199,412)     (99,623)    (38,466)    (26,665)   (311,941)    (41,256)
                                                -----------  -----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued................................   1,993,887    1,284,909     590,251     363,121   2,025,365   1,000,664
  Shares Issued in Lieu of Cash
   Distributions...............................     194,014       96,744      37,851      26,213     287,893      38,143
  Shares Redeemed..............................  (1,351,685)  (1,057,872)   (468,656)   (470,271)   (997,627)   (737,229)
                                                -----------  -----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................     836,216      323,781     159,446     (80,937)  1,315,631     301,578
                                                -----------  -----------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................   3,065,580    1,104,078     884,665     157,282   2,883,482     793,022
NET ASSETS
  Beginning of Year............................   6,923,984    5,819,906   2,009,177   1,851,895   4,563,345   3,770,323
                                                -----------  -----------  ----------  ----------  ----------  ----------
  End of Year.................................. $ 9,989,564  $ 6,923,984  $2,893,842  $2,009,177  $7,446,827  $4,563,345
                                                ===========  ===========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................     145,060      113,356      43,824      33,038      76,522      45,541
  Shares Issued in Lieu of Cash
   Distributions...............................      14,935        8,679       2,932       2,473      12,811       1,786
  Shares Redeemed..............................     (98,040)     (93,203)    (34,484)    (42,602)    (38,832)    (33,325)
                                                -----------  -----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................      61,955       28,832      12,272      (7,091)     50,501      14,002
                                                ===========  ===========  ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)............................ $    14,563  $    15,899  $    3,099  $    2,490  $    3,169  $    5,302

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                              DFA REAL ESTATESECURITIES LARGE CAP INTERNATIONAL
                                                     U.S. MICRO CAP PORTFOLIO        PORTFOLIO                 PORTFOLIO
                                                     ----------------------   ------------------------  ----------------------
                                                        YEAR         YEAR        YEAR         YEAR         YEAR        YEAR
                                                       ENDED        ENDED       ENDED        ENDED        ENDED       ENDED
                                                      OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                        2013         2012        2013         2012         2013        2012
                                                     ----------   ----------  ----------   ----------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...................... $   46,722   $   33,720  $  103,396   $   78,788   $   68,706  $   63,623
  Capital Gain Distributions Received from
   Investment Securities............................         --           --      15,455       16,390           --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold.......................    227,715      220,675      15,023       (1,763)     (15,210)    (18,104)
   Futures..........................................       (423)         385          --          (46)          --          --
   Foreign Currency Transactions*...................         --           --          --           --         (394)       (353)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency........................................  1,117,408      166,031     254,603      355,961      476,010      69,627
   Translation of Foreign Currency Denominated
    Amounts.........................................         --           --          --           --          154         (82)
                                                     ----------   ----------  ----------   ----------   ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................  1,391,422      420,811     388,477      449,330      529,266     114,711
                                                     ----------   ----------  ----------   ----------   ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......................    (46,915)     (30,423)   (102,731)     (99,783)     (70,787)    (60,808)
  Net Long-Term Gains:
   Institutional Class Shares.......................   (176,365)          --          --           --           --          --
                                                     ----------   ----------  ----------   ----------   ----------  ----------
     Total Distributions............................   (223,280)     (30,423)   (102,731)     (99,783)     (70,787)    (60,808)
                                                     ----------   ----------  ----------   ----------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued.....................................    605,885      389,014   1,428,666      826,214      631,372     634,549
  Shares Issued in Lieu of Cash Distributions.......    207,612       28,484      99,760       96,714       66,684      57,573
  Shares Redeemed...................................   (723,766)    (627,647)   (853,143)    (654,733)    (457,180)   (394,415)
                                                     ----------   ----------  ----------   ----------   ----------  ----------
     Net Increase (Decrease) from Capital Share
      Transactions..................................     89,731     (210,149)    675,283      268,195      240,876     297,707
                                                     ----------   ----------  ----------   ----------   ----------  ----------
     Total Increase (Decrease) in Net Assets........  1,257,873      180,239     961,029      617,742      699,355     351,610
NET ASSETS
  Beginning of Year.................................  3,437,958    3,257,719   3,716,389    3,098,647    2,055,759   1,704,149
                                                     ----------   ----------  ----------   ----------   ----------  ----------
  End of Year....................................... $4,695,831   $3,437,958  $4,677,418   $3,716,389   $2,755,114  $2,055,759
                                                     ==========   ==========  ==========   ==========   ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................     36,865       27,509      51,717       32,929       31,421      36,185
  Shares Issued in Lieu of Cash Distributions.......     14,570        2,109       3,726        3,972        3,350       3,432
  Shares Redeemed...................................    (43,945)     (44,113)    (30,873)     (26,322)     (22,837)    (22,604)
                                                     ----------   ----------  ----------   ----------   ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed...........................      7,490      (14,495)     24,570       10,579       11,934      17,013
                                                     ==========   ==========  ==========   ==========   ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................ $    1,665   $    3,910  $   31,615   $   23,599   $    6,579  $    8,708

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $1 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                     INTERNATIONAL CORE EQUITY    INTERNATIONAL SMALL       JAPANESE SMALL
                                                             PORTFOLIO             COMPANY PORTFOLIO      COMPANY PORTFOLIO
                                                     ------------------------  ------------------------  -------------------
                                                         YEAR         YEAR         YEAR         YEAR        YEAR      YEAR
                                                        ENDED        ENDED        ENDED        ENDED       ENDED     ENDED
                                                       OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,  OCT. 31,
                                                         2013         2012         2013         2012        2013      2012
                                                     -----------  -----------  -----------  -----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...................... $   218,030  $   181,573  $   180,481  $   152,324  $   6,101  $  5,072
  Net Realized Gain (Loss) on:
   Investment Securities Sold.......................     (10,392)     (40,937)     262,518       53,955      5,783    (5,341)
   Futures..........................................          --           --          (29)           9         --       (75)
   Foreign Currency Transactions**..................      (2,185)         114       (2,035)         401       (468)      120
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency........................................   1,736,462      185,568    1,540,906      133,610     94,197    (6,790)
   Futures..........................................          --           --           30           (1)        --         1
   Translation of Foreign Currency Denominated
    Amounts.........................................         312         (120)         438         (530)        26       (23)
                                                     -----------  -----------  -----------  -----------  ---------  --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................   1,942,227      326,198    1,982,309      339,768    105,639    (7,036)
                                                     -----------  -----------  -----------  -----------  ---------  --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......................    (214,687)    (176,198)    (159,066)    (163,885)    (2,836)   (4,541)
  Net Long-Term Gains:
   Institutional Class Shares.......................          --           --      (39,012)    (108,621)        --        --
                                                     -----------  -----------  -----------  -----------  ---------  --------
     Total Distributions............................    (214,687)    (176,198)    (198,078)    (272,506)    (2,836)   (4,541)
                                                     -----------  -----------  -----------  -----------  ---------  --------
Capital Share Transactions (1):
  Shares Issued.....................................   2,415,089    1,839,473    1,229,487    1,391,405    142,226   198,642
  Shares Issued in Lieu of Cash Distributions.......     206,673      169,856      188,769      262,078      2,638     4,202
  Shares Redeemed...................................  (1,323,574)  (1,072,475)  (1,104,930)  (1,131,600)  (127,503)  (60,419)
                                                     -----------  -----------  -----------  -----------  ---------  --------
     Net Increase (Decrease) from Capital Share
      Transactions..................................   1,298,188      936,854      313,326      521,883     17,361   142,425
                                                     -----------  -----------  -----------  -----------  ---------  --------
     Total Increase (Decrease) in Net Assets........   3,025,728    1,086,854    2,097,557      589,145    120,164   130,848
NET ASSETS
  Beginning of Year.................................   6,482,738    5,395,884    6,423,160    5,834,015    293,968   163,120
                                                     -----------  -----------  -----------  -----------  ---------  --------
  End of Year....................................... $ 9,508,466  $ 6,482,738  $ 8,520,717  $ 6,423,160  $ 414,132  $293,968
                                                     ===========  ===========  ===========  ===========  =========  ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................     213,883      190,598       72,452       95,525      8,814    12,557
  Shares Issued in Lieu of Cash Distributions.......      18,646       18,393       11,691       19,065        173       282
  Shares Redeemed...................................    (117,963)    (112,419)     (65,368)     (77,790)    (7,179)   (3,928)
                                                     -----------  -----------  -----------  -----------  ---------  --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed...........................     114,566       96,572       18,775       36,800      1,808     8,911
                                                     ===========  ===========  ===========  ===========  =========  ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................ $    27,329  $    25,255  $    27,396  $     3,290  $   6,178  $  1,728

----------
**Net of foreign capital gain taxes withheld of $14, $0, $27, $4, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         ASIA PACIFIC SMALL  UNITED KINGDOM SMALL  CONTINENTAL SMALL
                                                          COMPANY PORTFOLIO  COMPANY PORTFOLIO     COMPANY PORTFOLIO
                                                         ------------------  -------------------  ------------------
                                                           YEAR      YEAR      YEAR      YEAR       YEAR      YEAR
                                                          ENDED     ENDED     ENDED     ENDED      ENDED     ENDED
                                                         OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,
                                                           2013      2012      2013      2012       2013      2012
                                                         --------  --------  --------  --------   --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................... $ 11,525  $  7,452  $   933   $    856   $  2,635  $  3,068
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................     (255)    4,091    2,545       (281)     2,298    (2,677)
    Futures.............................................       --       (33)      --          6         29       (25)
    Foreign Currency Transactions*......................        9       (56)      --          6         (3)      (25)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........   17,462     6,664    7,107      5,744     41,299       585
    Futures.............................................       --         1       --         --        (29)       --
    Translation of Foreign Currency
     Denominated Amounts................................       (1)      (12)      --         (2)         7        72
                                                         --------  --------  -------   --------   --------  --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.........................   28,740    18,107   10,585      6,329     46,236       998
                                                         --------  --------  -------   --------   --------  --------
Distributions From:
  Net Investment Income:
  Institutional Class Shares............................   (7,603)   (9,333)    (953)      (992)    (2,834)   (2,958)
                                                         --------  --------  -------   --------   --------  --------
     Total Distributions................................   (7,603)   (9,333)    (953)      (992)    (2,834)   (2,958)
                                                         --------  --------  -------   --------   --------  --------
Capital Share Transactions (1):
  Shares Issued.........................................   96,294   110,755    2,464      1,858     32,191    11,823
  Shares Issued in Lieu of Cash Distributions...........    7,183     8,531      729        752      2,141     2,148
  Shares Redeemed.......................................  (31,639)  (29,131)  (7,045)   (10,500)   (13,244)  (23,147)
                                                         --------  --------  -------   --------   --------  --------
     Net Increase (Decrease) from Capital Share
      Transactions......................................   71,838    90,155   (3,852)    (7,890)    21,088    (9,176)
                                                         --------  --------  -------   --------   --------  --------
     Total Increase (Decrease) in Net Assets............   92,975    98,929    5,780     (2,553)    64,490   (11,136)
NET ASSETS
  Beginning of Year.....................................  238,191   139,262   31,316     33,869    106,316   117,452
                                                         --------  --------  -------   --------   --------  --------
  End of Year........................................... $331,166  $238,191  $37,096   $ 31,316   $170,806  $106,316
                                                         ========  ========  =======   ========   ========  ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................    4,135     5,147       78         76      1,806       842
  Shares Issued in Lieu of Cash Distributions...........      309       410       24         34        128       166
  Shares Redeemed.......................................   (1,362)   (1,342)    (224)      (429)      (834)   (1,693)
                                                         --------  --------  -------   --------   --------  --------
     Net Increase (Decrease) from Shares Issued
      and Redeemed......................................    3,082     4,215     (122)      (319)     1,100      (685)
                                                         ========  ========  =======   ========   ========  ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)................................................ $  6,418  $    779  $   129   $    149   $     92  $    280

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $1 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                 DFA INTERNATIONAL REAL
                                                    ESTATE SECURITIES    DFA GLOBAL REAL ESTATE   DFA INTERNATIONAL SMALL
                                                        PORTFOLIO         SECURITIES PORTFOLIO      CAP VALUE PORTFOLIO
                                                 ----------------------  ----------------------  ------------------------
                                                    YEAR        YEAR        YEAR        YEAR         YEAR         YEAR
                                                   ENDED       ENDED       ENDED       ENDED        ENDED        ENDED
                                                  OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                                    2013        2012        2013        2012         2013         2012
                                                 ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................. $   72,994  $   66,041  $   84,342  $   36,495  $   208,592  $   176,655
  Net Realized Gain (Loss) on:
   Investment Securities Sold...................    (19,009)    (33,417)     (3,169)     (2,760)     179,935      130,909
   Futures......................................        888          --          --          --           --           --
   Foreign Currency Transactions*...............       (860)         34          --     138,125       (2,311)       1,183
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency....................................    105,321     228,123      60,459          --    2,722,774      203,828
  Translation of Foreign Currency Denominated
   Amounts......................................         18         (24)         --          --          666         (393)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.................    159,352     260,757     141,632     171,860    3,109,656      512,182
                                                 ----------  ----------  ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...................   (181,848)    (54,030)    (84,341)    (25,716)    (198,381)    (187,200)
  Net Short-Term Gains:
   Institutional Class Shares...................         --          --          --          --           --      (11,429)
  Net Long-Term Gains:
   Institutional Class Shares...................         --          --          --          --     (117,102)    (126,221)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
     Total Distributions........................   (181,848)    (54,030)    (84,341)    (25,716)    (315,483)    (324,850)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.................................    842,458     416,378     932,289     445,794    1,644,691    1,698,080
  Shares Issued in Lieu of Cash Distributions...    180,122      53,300      82,056      25,115      292,218      304,574
  Shares Redeemed...............................   (372,815)   (204,853)   (304,476)   (170,854)  (1,848,793)  (1,382,520)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions........................    649,765     264,825     709,869     300,055       88,116      620,134
                                                 ----------  ----------  ----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net Assets....    627,269     471,552     767,160     446,199    2,882,289      807,466
NET ASSETS
  Beginning of Year.............................  1,531,708   1,060,156   1,315,547     869,348    8,266,610    7,459,144
                                                 ----------  ----------  ----------  ----------  -----------  -----------
  End of Year................................... $2,158,977  $1,531,708  $2,082,707  $1,315,547  $11,148,899  $ 8,266,610
                                                 ==========  ==========  ==========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................    159,658      84,674      99,632      51,866       96,297      117,598
  Shares Issued in Lieu of Cash Distributions...     35,387      12,309       9,335       3,385       18,141       22,510
  Shares Redeemed...............................    (71,419)    (42,864)    (32,860)    (20,069)    (106,982)     (97,364)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.......................    123,626      54,119      76,107      35,182        7,456       42,744
                                                 ==========  ==========  ==========  ==========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)............................. $ (147,973) $  (46,274) $   11,624  $   11,623  $    14,704  $    14,647

----------
* Net of foreign capital gain taxes withheld of $7, $0, $0, $0, $6 and $13, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                              WORLD EX U.S.
                                                                    INTERNATIONAL VECTOR  WORLD EX U.S. VALUE TARGETED VALUE
                                                                      EQUITY PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                                   ---------------------  -----------------   --------------
                                                                                                                  PERIOD
                                                                      YEAR        YEAR      YEAR       YEAR      NOV. 1,
                                                                     ENDED       ENDED     ENDED      ENDED     2012(A) TO
                                                                    OCT. 31,    OCT. 31,  OCT. 31,   OCT. 31,    OCT. 31,
                                                                      2013        2012      2013       2012        2013
                                                                   ----------  ---------  --------   -------- --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................... $   18,816  $  14,617  $  2,186   $ 1,596     $ 1,009
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................         --         --        64        79         191
  Net Realized Gain (Loss) on:
   Investment Securities Sold.....................................      8,277      2,944     3,077        61         947
   Futures........................................................         --         --       (12)       (1)          1
   Foreign Currency Transactions*.................................        (71)       (98)      (14)      (10)         (3)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.....................    172,846     13,867    13,382       430      11,646
   Futures........................................................         --         --        (1)       --          --
   Translation of Foreign Currency Denominated Amounts............         46        (30)      (15)       (1)         --
                                                                   ----------  ---------  --------   -------     -------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..................................................    199,914     31,300    18,667     2,154      13,791
                                                                   ----------  ---------  --------   -------     -------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................................    (17,456)   (14,204)   (2,334)   (1,432)       (993)
  Net Short-Term Gains:
   Institutional Class Shares.....................................         --         --        --        (6)         --
  Net Long-Term Gains:
   Institutional Class Shares.....................................     (2,044)    (6,473)       --        --          --
                                                                   ----------  ---------  --------   -------     -------
     Total Distributions..........................................    (19,500)   (20,677)   (2,334)   (1,438)       (993)
                                                                   ----------  ---------  --------   -------     -------
Capital Share Transactions (1):
  Shares Issued...................................................    419,905    241,502    53,066    15,365      87,917
  Shares Issued in Lieu of Cash Distributions.....................     18,898     19,813     2,232     1,370         993
  Shares Redeemed.................................................    (89,842)  (121,119)  (11,241)   (7,419)     (5,698)
                                                                   ----------  ---------  --------   -------     -------
     Net Increase (Decrease) from Capital Share Transactions......    348,961    140,196    44,057     9,316      83,212
                                                                   ----------  ---------  --------   -------     -------
     Total Increase (Decrease) in Net Assets......................    529,375    150,819    60,390    10,032      96,010
NET ASSETS
  Beginning of Period.............................................    561,399    410,580    57,197    47,165          --
                                                                   ----------  ---------  --------   -------     -------
  End of Period................................................... $1,090,774  $ 561,399  $117,587   $57,197     $96,010
                                                                   ==========  =========  ========   =======     =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...................................................     39,490     27,490     4,923     1,625       8,136
  Shares Issued in Lieu of Cash Distributions.....................      1,856      2,341       209       152          90
  Shares Redeemed.................................................     (8,665)   (13,627)   (1,036)     (756)       (522)
                                                                   ----------  ---------  --------   -------     -------
     Net Increase (Decrease) from Shares Issued and Redeemed......     32,681     16,204     4,096     1,021       7,704
                                                                   ==========  =========  ========   =======     =======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF
 NET INVESTMENT INCOME)........................................... $    2,486  $   1,456  $    187   $   330     $    15

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $1, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                     WORLD EX U.S.
                                                                      CORE EQUITY     SELECTIVELY HEDGED
                                                                       PORTFOLIO      GLOBAL EQUITY PORTFOLIO
                                                                   ------------------ ----------------------
                                                                    PERIOD    PERIOD
                                                                   APRIL 9,  APRIL 9,              PERIOD
                                                                   2013(A)   2013(A)    YEAR      NOV. 14,
                                                                      TO        TO     ENDED     2011(A) TO
                                                                   OCT. 31,  OCT. 31, OCT. 31,    OCT. 31,
                                                                     2013      2012     2013        2012
                                                                   --------  -------- --------   ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................... $  1,160    $ --   $ 1,317     $   536
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................       --      --       115          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold.....................................      (30)     --       (81)       (275)
   Futures........................................................       --      --       545         110
   Foreign Currency Transactions*.................................       --      --       237         163
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.....................   11,720      --    12,814       2,557
   Futures........................................................       --      --       150         (17)
   Translation of Foreign Currency Denominated Amounts............       --      --       121         (93)
                                                                   --------    ----   -------     -------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations...................................................   12,850      --    15,218       2,981
                                                                   --------    ----   -------     -------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................................   (1,171)     --      (330)       (534)
  Net Short-Term Gains:
   Institutional Class Shares.....................................       --      --       (43)         --
  Net Long-Term Gains:
   Institutional Class Shares.....................................       --      --       (56)         --
                                                                   --------    ----   -------     -------
    Total Distributions...........................................   (1,171)     --      (429)       (534)
                                                                   --------    ----   -------     -------
Capital Share Transactions (1):
  Shares Issued...................................................  125,005      --    43,832      32,522
  Shares Issued in Lieu of Cash Distributions.....................    1,169      --       429         533
  Shares Redeemed.................................................   (8,133)     --    (2,652)       (552)
                                                                   --------    ----   -------     -------
    Net Increase (Decrease) from Capital Share Transactions.......  118,041      --    41,609      32,503
                                                                   --------    ----   -------     -------
    Total Increase (Decrease) in Net Assets.......................  129,720      --    56,398      34,950
NET ASSETS
  Beginning of Period.............................................       --      --    34,950          --
                                                                   --------    ----   -------     -------
  End of Period................................................... $129,720    $ --   $91,348     $34,950
                                                                   ========    ====   =======     =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...................................................   12,721      --     3,666       3,216
  Shares Issued in Lieu of Cash Distributions.....................      117      --        39          53
  Shares Redeemed.................................................     (790)     --      (217)        (53)
                                                                   --------    ----   -------     -------
    Net Increase (Decrease) from Shares Issued and
     Redeemed.....................................................   12,048      --     3,488       3,216
                                                                   ========    ====   =======     =======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)........................................ $     (1)   $ --   $ 1,390     $   166

                                                                      EMERGING MARKETS
                                                                          PORTFOLIO
                                                                   ----------------------


                                                                      YEAR        YEAR
                                                                     ENDED       ENDED
                                                                    OCT. 31,    OCT. 31,
                                                                      2013        2012
                                                                   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................... $   61,645  $   54,306
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................         --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold.....................................     22,235      31,303
   Futures........................................................         --          --
   Foreign Currency Transactions*.................................       (124)       (543)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.....................    143,306      25,377
   Futures........................................................         --          --
   Translation of Foreign Currency Denominated Amounts............         (6)         18
                                                                   ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations...................................................    227,056     110,461
                                                                   ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................................    (59,866)    (49,445)
  Net Short-Term Gains:
   Institutional Class Shares.....................................         --          --
  Net Long-Term Gains:
   Institutional Class Shares.....................................    (30,527)    (90,351)
                                                                   ----------  ----------
    Total Distributions...........................................    (90,393)   (139,796)
                                                                   ----------  ----------
Capital Share Transactions (1):
  Shares Issued...................................................  1,304,374     860,651
  Shares Issued in Lieu of Cash Distributions.....................     84,860     130,084
  Shares Redeemed.................................................   (667,334)   (477,258)
                                                                   ----------  ----------
    Net Increase (Decrease) from Capital Share Transactions.......    721,900     513,477
                                                                   ----------  ----------
    Total Increase (Decrease) in Net Assets.......................    858,563     484,142
NET ASSETS
  Beginning of Period.............................................  2,797,177   2,313,035
                                                                   ----------  ----------
  End of Period................................................... $3,655,740  $2,797,177
                                                                   ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...................................................     50,466      34,114
  Shares Issued in Lieu of Cash Distributions.....................      3,233       5,452
  Shares Redeemed.................................................    (25,465)    (18,952)
                                                                   ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed.....................................................     28,234      20,614
                                                                   ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)........................................ $    6,864  $    8,306

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $13, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         EMERGING MARKETS SMALL   EMERGING MARKETS VALUE
                                                              CAP PORTFOLIO              PORTFOLIO
                                                         ----------------------  ------------------------
                                                            YEAR        YEAR         YEAR         YEAR
                                                           ENDED       ENDED        ENDED        ENDED
                                                          OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                                            2013        2012         2013         2012
                                                         ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................... $   69,684  $   46,726  $   342,372  $   308,227
  Net Realized Gain (Loss) on:
   Investment Securities Sold...........................     64,325     101,576      296,735      362,676
   Futures..............................................        452        (812)          --       (1,255)
   Foreign Currency Transactions*.......................     (1,227)     (1,523)      (2,807)      (4,701)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign
    Currency............................................    146,169       9,556      717,140     (535,878)
   Futures..............................................          4          --           --           --
   Translation of Foreign Currency Denominated
    Amounts.............................................        (42)        (21)           7         (113)
                                                         ----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.........................    279,365     155,502    1,353,447      128,956
                                                         ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares......................................         --          --       (1,837)      (1,576)
   Institutional Class Shares...........................    (67,721)    (40,500)    (355,664)    (285,978)
  Net Short-Term Gains:
   Institutional Class Shares...........................     (3,428)         --           --           --
  Net Long-Term Gains:
   Class R2 Shares......................................         --          --       (2,090)      (1,207)
   Institutional Class Shares...........................    (92,100)    (37,112)    (342,441)    (187,999)
                                                         ----------  ----------  -----------  -----------
     Total Distributions................................   (163,249)    (77,612)    (702,032)    (476,760)
                                                         ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................................  1,458,450   1,164,899    4,240,153    5,108,640
  Shares Issued in Lieu of Cash Distributions...........    142,712      68,580      656,583      439,131
  Shares Redeemed.......................................   (583,088)   (236,441)  (2,967,974)  (2,319,607)
                                                         ----------  ----------  -----------  -----------
     Net Increase (Decrease) from Capital Share
      Transactions......................................  1,018,074     997,038    1,928,762    3,228,164
                                                         ----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net Assets............  1,134,190   1,074,928    2,580,177    2,880,360
NET ASSETS
  Beginning of Year.....................................  2,907,673   1,832,745   16,688,730   13,808,370
                                                         ----------  ----------  -----------  -----------
  End of Year........................................... $4,041,863  $2,907,673  $19,268,907  $16,688,730
                                                         ==========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................     69,669      59,256      148,957      181,833
  Shares Issued in Lieu of Cash Distributions...........      6,956       3,782       22,991       16,750
  Shares Redeemed.......................................    (28,076)    (12,340)    (105,179)     (82,979)
                                                         ----------  ----------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed...............................     48,549      50,698       66,769      115,604
                                                         ==========  ==========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)................................................ $    8,340  $    6,451  $    14,739  $    40,292

                                                           EMERGING MARKETS CORE
                                                             EQUITY PORTFOLIO
                                                         ------------------------
                                                             YEAR         YEAR
                                                            ENDED        ENDED
                                                           OCT. 31,     OCT. 31,
                                                             2013         2012
                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................... $   211,992  $   155,928
  Net Realized Gain (Loss) on:
   Investment Securities Sold...........................      (9,977)      (8,860)
   Futures..............................................          --        1,190
   Foreign Currency Transactions*.......................      (2,207)      (1,300)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign
    Currency............................................     581,086      122,105
   Futures..............................................          --           --
   Translation of Foreign Currency Denominated
    Amounts.............................................         (79)         (51)
                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.........................     780,815      269,012
                                                         -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares......................................          --           --
   Institutional Class Shares...........................    (205,400)    (139,837)
  Net Short-Term Gains:
   Institutional Class Shares...........................          --           --
  Net Long-Term Gains:
   Class R2 Shares......................................          --           --
   Institutional Class Shares...........................          --           --
                                                         -----------  -----------
     Total Distributions................................    (205,400)    (139,837)
                                                         -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................................   5,406,041    4,068,293
  Shares Issued in Lieu of Cash Distributions...........     187,871      126,291
  Shares Redeemed.......................................  (1,743,072)  (1,096,525)
                                                         -----------  -----------
     Net Increase (Decrease) from Capital Share
      Transactions......................................   3,850,840    3,098,059
                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............   4,426,255    3,227,234
NET ASSETS
  Beginning of Year.....................................   8,594,707    5,367,473
                                                         -----------  -----------
  End of Year........................................... $13,020,962  $ 8,594,707
                                                         ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................     276,461      218,730
  Shares Issued in Lieu of Cash Distributions...........       9,689        7,108
  Shares Redeemed.......................................     (90,412)     (60,020)
                                                         -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed...............................     195,738      165,818
                                                         ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)................................................ $    31,355  $    26,576

----------
* Net of foreign capital gain taxes withheld of $1, $86, $0, $310, $0 and $541, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                                   U.S. LARGE
                                                                                                                   CAP EQUITY
                                                                    ENHANCED U.S. LARGE COMPANY PORTFOLIO          PORTFOLIO
                                                             ------------------------------------------------    ----------
                                                                                                                     PERIOD
                                                               YEAR      YEAR      YEAR      YEAR       YEAR        JUNE 25,
                                                              ENDED     ENDED     ENDED     ENDED      ENDED       2013(A) TO
                                                             OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,   OCT. 31,      OCT. 31,
                                                               2013      2012      2011      2010       2009          2013
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $   9.29  $   8.15  $   7.53  $   6.48  $   6.47     $  10.00
                                                             --------  --------  --------  --------  --------     --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.07      0.07      0.07      0.07      0.05         0.06
 Net Gains (Losses) on Securities (Realized and Unrealized).     2.42      1.20      0.56      1.05      0.61         1.04
                                                             --------  --------  --------  --------  --------     --------
   Total from Investment Operations.........................     2.49      1.27      0.63      1.12      0.66         1.10
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.08)    (0.13)    (0.01)    (0.07)    (0.59)       (0.03)
 Net Realized Gains.........................................       --        --        --        --     (0.06)          --
                                                             --------  --------  --------  --------  --------     --------
   Total Distributions......................................    (0.08)    (0.13)    (0.01)    (0.07)    (0.65)       (0.03)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $  11.70  $   9.29  $   8.15  $   7.53  $   6.48     $  11.07
===========================================================  ========  ========  ========  ========  ========    ==========
Total Return................................................    26.99%    15.84%     8.41%    17.40%    12.23%       11.01%(D)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $212,840  $190,011  $171,128  $157,730  $165,231     $135,407
Ratio of Expenses to Average Net Assets.....................     0.24%     0.25%     0.26%     0.26%     0.29%**      0.19%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................     0.24%     0.25%     0.26%     0.26%     0.29%**      0.25%(C)(E)
Ratio of Net Investment Income to Average Net Assets........     0.63%     0.80%     0.86%     0.98%     0.86%        1.58%(C)(E)
Portfolio Turnover Rate.....................................      139%       76%      140%       78%       46%*          0%(D)
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   U.S. LARGE CAP VALUE PORTFOLIO
                                                             ------------------------------------------------------------
                                                                  YEAR            YEAR           YEAR           YEAR
                                                                 ENDED           ENDED          ENDED          ENDED
                                                                OCT. 31,        OCT. 31,       OCT. 31,       OCT. 31,
                                                                  2013            2012           2011           2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $     22.34     $    19.29     $    18.58     $    15.81
                                                             -----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.47           0.41           0.33           0.33
 Net Gains (Losses) on Securities (Realized and Unrealized).        7.38           3.04           0.70           2.76
                                                             -----------     ----------     ----------     ----------
   Total from Investment Operations.........................        7.85           3.45           1.03           3.09
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.47)         (0.40)         (0.32)         (0.32)
 Net Realized Gains.........................................          --             --             --             --
                                                             -----------     ----------     ----------     ----------
   Total Distributions......................................       (0.47)         (0.40)         (0.32)         (0.32)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     29.72     $    22.34     $    19.29     $    18.58
===========================================================  ===========     ==========     ==========     ==========
Total Return................................................       35.52%         18.14%          5.53%         19.72%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $11,963,072     $8,334,585     $7,340,344     $6,921,036
Ratio of Expenses to Average Net Assets.....................        0.27%(B)       0.27%(B)       0.28%(B)       0.28%(B)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumptions of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................        0.27%(B)       0.27%(B)       0.28%(B)       0.28%(B)
Ratio of Net Investment Income to Average Net Assets........        1.82%          1.99%          1.63%          1.86%
Portfolio Turnover Rate.....................................         N/A            N/A            N/A            N/A
--------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                  YEAR
                                                                 ENDED
                                                                OCT. 31,
                                                                  2009
---------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $    14.58
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.31
 Net Gains (Losses) on Securities (Realized and Unrealized).       1.28
                                                             ----------
   Total from Investment Operations.........................       1.59
---------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.34)
 Net Realized Gains.........................................      (0.02)
                                                             ----------
   Total Distributions......................................      (0.36)
---------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    15.81
===========================================================  ==========
Total Return................................................      11.76%
---------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $5,863,652
Ratio of Expenses to Average Net Assets.....................       0.30%(B)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumptions of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................       0.30%(B)
Ratio of Net Investment Income to Average Net Assets........       2.26%
Portfolio Turnover Rate.....................................        N/A
---------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, U.S. Large Cap Value Portfolio invests directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES+
                                                              -------------------------------------------
                                                                YEAR       YEAR     YEAR     YEAR     YEAR
                                                               ENDED      ENDED    ENDED    ENDED    ENDED
                                                              OCT. 31,   OCT. 31, OCT. 31, OCT. 31, OCT. 31,
                                                                2013       2012     2011     2010     2009
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year...........................  $17.28    $ 15.32  $ 14.75  $ 11.73  $ 10.92
                                                               ------    -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.27       0.15     0.10     0.07     0.12
  Net Gains (Losses) on Securities (Realized and Unrealized).    6.28       2.06     0.60     3.07     0.87
                                                               ------    -------  -------  -------  -------
   Total from Investment Operations..........................    6.55       2.21     0.70     3.14     0.99
-------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.22)     (0.13)   (0.10)   (0.12)   (0.18)
  Net Realized Gains.........................................   (0.98)     (0.12)   (0.03)      --       --
                                                               ------    -------  -------  -------  -------
   Total Distributions.......................................   (1.20)     (0.25)   (0.13)   (0.12)   (0.18)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................  $22.63    $ 17.28  $ 15.32  $ 14.75  $ 11.73
============================================================= ========   ======== ======== ======== ========
Total Return.................................................   40.39%     14.67%    4.69%   26.93%    9.36%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..........................  $9,470    $49,423  $45,132  $41,316  $31,393
Ratio of Expenses to Average Net Assets......................    0.47%      0.48%    0.48%    0.49%    0.52%
Ratio of Net Investment Income to Average Net Assets.........    1.42%      0.93%    0.61%    0.59%    1.12%
Portfolio Turnover Rate......................................      16%        20%      23%      20%      17%
-------------------------------------------------------------------------------------------------------------

                                                              U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES+
                                                              -------------------------------------------
                                                                YEAR       YEAR     YEAR     YEAR     YEAR
                                                               ENDED      ENDED    ENDED    ENDED    ENDED
                                                              OCT. 31,   OCT. 31, OCT. 31, OCT. 31, OCT. 31,
                                                                2013       2012     2011     2010     2009
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $ 17.26    $ 15.31  $ 14.76   $11.74   $10.91
                                                              -------    -------  -------   ------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.19       0.13     0.07     0.05     0.10
  Net Gains (Losses) on Securities (Realized and Unrealized).    6.31       2.05     0.60     3.07     0.88
                                                              -------    -------  -------   ------   ------
   Total from Investment Operations..........................    6.50       2.18     0.67     3.12     0.98
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.21)     (0.11)   (0.09)   (0.10)   (0.15)
  Net Realized Gains.........................................   (0.98)     (0.12)   (0.03)      --       --
                                                              -------    -------  -------   ------   ------
   Total Distributions.......................................   (1.19)     (0.23)   (0.12)   (0.10)   (0.15)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $ 22.57    $ 17.26  $ 15.31   $14.76   $11.74
============================================================= ========   ======== ======== ======== ========
Total Return.................................................   40.10%     14.46%    4.50%   26.66%    9.23%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $23,305    $12,754  $10,918   $5,967   $2,930
Ratio of Expenses to Average Net Assets......................    0.62%      0.63%    0.63%    0.64%    0.67%
Ratio of Net Investment Income to Average Net Assets.........    0.95%      0.78%    0.42%    0.44%    0.91%
Portfolio Turnover Rate......................................      16%        20%      23%      20%      17%
------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                      ----------------------------------------------------------  -----------
                                                         YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                        ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                                       OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                         2013        2012        2011        2010        2009        2013
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $    17.28  $    15.32  $    14.76  $    11.70  $    10.84  $    26.57
                                                      ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.24        0.17        0.12        0.09        0.12        0.39
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       6.31        2.06        0.59        3.06        0.88        9.41
                                                      ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..................       6.55        2.23        0.71        3.15        1.00        9.80
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.25)      (0.15)      (0.12)      (0.09)      (0.14)      (0.37)
  Net Realized Gains.................................      (0.98)      (0.12)      (0.03)         --          --       (1.52)
                                                      ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions...............................      (1.23)      (0.27)      (0.15)      (0.09)      (0.14)      (1.89)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $    22.60  $    17.28  $    15.32  $    14.76  $    11.70  $    34.48
===================================================== ==========  ==========  ==========  ==========  ==========  ==========
Total Return.........................................      40.40%      14.78%       4.76%      27.02%       9.47%      39.35%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $4,180,974  $2,989,632  $2,487,929  $2,223,982  $1,449,437  $9,526,981
Ratio of Expenses to Average Net Assets..............       0.37%       0.38%       0.38%       0.38%       0.41%       0.52%
Ratio of Net Investment Income to Average Net Assets.       1.25%       1.03%       0.71%       0.69%       1.19%       1.28%
Portfolio Turnover Rate..............................         16%         20%         23%         20%         17%         14%
------------------------------------------------------------------------------------------------------------------------------

                                                          U.S. SMALL CAP VALUE PORTFOLIO
                                                      -----------------------------------------------
                                                         YEAR        YEAR        YEAR         YEAR
                                                        ENDED       ENDED       ENDED        ENDED
                                                       OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                                         2012        2011        2010         2009
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $    23.50  $    22.49  $    17.69  $    16.32
                                                      ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.20        0.16        0.09        0.04
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       3.38        1.00        4.79        1.54
                                                      ----------  ----------  ----------  ----------
   Total from Investment Operations..................       3.58        1.16        4.88        1.58
-------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.18)      (0.15)      (0.08)      (0.21)
  Net Realized Gains.................................      (0.33)         --          --          --
                                                      ----------  ----------  ----------  ----------
   Total Distributions...............................      (0.51)      (0.15)      (0.08)      (0.21)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $    26.57  $    23.50  $    22.49  $    17.69
===================================================== ==========  ==========  ==========  ==========
Total Return.........................................      15.60%       5.13%      27.69%       9.97%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $7,088,470  $6,540,863  $6,555,277  $5,669,659
Ratio of Expenses to Average Net Assets..............       0.52%       0.52%       0.52%       0.54%++
Ratio of Net Investment Income to Average Net Assets.       0.78%       0.62%       0.43%       0.27%
Portfolio Turnover Rate..............................         15%         14%         19%         21%+
-------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

+ For the period February 28, 2009 through October 31, 2009. Effective
  February 28, 2009, U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
++Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             U.S. CORE EQUITY 1 PORTFOLIO
                                                              ----------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012        2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    12.11  $    10.78  $    10.18  $     8.54  $     7.81
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.25        0.21        0.17        0.15        0.15
  Net Gains (Losses) on Securities (Realized and Unrealized).       3.62        1.32        0.59        1.61        0.73
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       3.87        1.53        0.76        1.76        0.88
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.24)      (0.20)      (0.16)      (0.12)      (0.15)
  Net Realized Gains.........................................         --          --          --          --          --
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (0.24)      (0.20)      (0.16)      (0.12)      (0.15)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    15.74  $    12.11  $    10.78  $    10.18  $     8.54
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................      32.32%      14.29%       7.47%      20.80%      11.64%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $7,566,179  $4,876,973  $3,731,411  $2,897,409  $1,989,583
Ratio of Expenses to Average Net Assets......................       0.19%       0.19%       0.20%       0.20%       0.22%
Ratio of Net Investment Income to Average Net Assets.........       1.79%       1.79%       1.49%       1.53%       2.02%
Portfolio Turnover Rate......................................          1%          3%          5%          4%          7%
--------------------------------------------------------------------------------------------------------------------------

                                                                             U.S. CORE EQUITY 2 PORTFOLIO
                                                              ----------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012        2011        2010        2009
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    11.99  $    10.61  $    10.06  $     8.39  $     7.73
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.24        0.20        0.16        0.14        0.14
  Net Gains (Losses) on Securities (Realized and Unrealized).       3.73        1.36        0.54        1.64        0.66
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       3.97        1.56        0.70        1.78        0.80
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.24)      (0.18)      (0.15)      (0.11)      (0.14)
  Net Realized Gains.........................................      (0.10)         --          --          --          --
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (0.34)      (0.18)      (0.15)      (0.11)      (0.14)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    15.62  $    11.99  $    10.61  $    10.06  $     8.39
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................      33.66%      14.81%       6.98%      21.41%      10.66%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $9,989,564  $6,923,984  $5,819,906  $4,990,367  $3,804,325
Ratio of Expenses to Average Net Assets......................       0.22%       0.22%       0.22%       0.23%       0.24%
Ratio of Net Investment Income to Average Net Assets.........       1.74%       1.74%       1.42%       1.47%       1.89%
Portfolio Turnover Rate......................................          3%          5%          9%          7%          4%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            U.S. VECTOR EQUITY PORTFOLIO
                            170                              ----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                               ENDED       ENDED       ENDED       ENDED       ENDED
                                                              OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                2013        2012        2011        2010        2009
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    11.61  $    10.28  $     9.82  $     8.03  $     7.48
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.20        0.16        0.12        0.10        0.11
 Net Gains (Losses) on Securities (Realized and Unrealized).       4.03        1.32        0.46        1.79        0.57
                                                             ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       4.23        1.48        0.58        1.89        0.68
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.20)      (0.15)      (0.12)      (0.10)      (0.13)
 Net Realized Gains.........................................      (0.02)         --          --          --          --
                                                             ----------  ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.22)      (0.15)      (0.12)      (0.10)      (0.13)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    15.62  $    11.61  $    10.28  $     9.82  $     8.03
===========================================================  ==========  ==========  ==========  ==========  ==========
Total Return................................................      36.80%      14.55%       5.86%      23.65%       9.47%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $2,893,842  $2,009,177  $1,851,895  $1,558,423  $1,178,114
Ratio of Expenses to Average Net Assets.....................       0.32%       0.32%       0.33%       0.33%       0.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumptions of Expenses and/or Recovery of Previously
 Waived Fees)...............................................       0.32%       0.32%       0.33%       0.33%       0.35%
Ratio of Net Investment Income to Average Net Assets........       1.50%       1.45%       1.11%       1.13%       1.60%
Portfolio Turnover Rate.....................................          3%          9%         10%         11%         11%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        U.S. SMALL CAP PORTFOLIO
                                                      ----------------------------------------------------------    -----------
                                                         YEAR        YEAR        YEAR        YEAR         YEAR         YEAR
                                                        ENDED       ENDED       ENDED       ENDED        ENDED        ENDED
                                                       OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                                         2013        2012        2011        2010         2009         2013
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $    23.11  $    20.55  $    19.06  $    14.89  $    13.35    $    14.84
                                                      ----------  ----------  ----------  ----------  ----------    ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.35        0.25        0.18        0.13        0.06          0.19
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       8.13        2.53        1.49        4.17        1.65          5.57
                                                      ----------  ----------  ----------  ----------  ----------    ----------
   Total from Investment Operations..................       8.48        2.78        1.67        4.30        1.71          5.76
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.36)      (0.22)      (0.18)      (0.13)      (0.17)        (0.20)
  Net Realized Gains.................................      (1.20)         --          --          --          --         (0.76)
                                                      ----------  ----------  ----------  ----------  ----------    ----------
   Total Distributions...............................      (1.56)      (0.22)      (0.18)      (0.13)      (0.17)        (0.96)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $    30.03  $    23.11  $    20.55  $    19.06  $    14.89    $    19.64
===================================================== ==========  ==========  ==========  ==========  ==========    ==========
Total Return.........................................      39.03%      13.61%       8.76%      28.99%      13.08%        41.34%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $7,446,827  $4,563,345  $3,770,323  $3,391,457  $2,522,001    $4,695,831
Ratio of Expenses to Average Net Assets..............       0.37%       0.37%       0.37%       0.37%       0.40%**       0.52%
Ratio of Net Investment Income to Average Net Assets.       1.33%       1.14%       0.84%       0.76%       0.50%         1.16%
Portfolio Turnover Rate..............................         10%         16%         23%         19%         17%*          11%
--------------------------------------------------------------------------------------------------------------------------------

                                                             U.S. MICRO CAP PORTFOLIO
                                                      -----------------------------------------------
                                                         YEAR        YEAR        YEAR         YEAR
                                                        ENDED       ENDED       ENDED        ENDED
                                                       OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                                         2012        2011        2010         2009
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $    13.24  $    12.25  $     9.57  $     9.19
                                                      ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.14        0.09        0.06        0.03
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       1.59        0.99        2.68        0.54
                                                      ----------  ----------  ----------  ----------
   Total from Investment Operations..................       1.73        1.08        2.74        0.57
-------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.13)      (0.09)      (0.06)      (0.19)
  Net Realized Gains.................................         --          --          --          --
                                                      ----------  ----------  ----------  ----------
   Total Distributions...............................      (0.13)      (0.09)      (0.06)      (0.19)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $    14.84  $    13.24  $    12.25  $     9.57
===================================================== ==========  ==========  ==========  ==========
Total Return.........................................      13.13%       8.85%      28.77%       6.61%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $3,437,958  $3,257,719  $3,178,286  $2,818,365
Ratio of Expenses to Average Net Assets..............       0.52%       0.52%       0.52%       0.54%**
Ratio of Net Investment Income to Average Net Assets.       0.99%       0.69%       0.58%       0.38%
Portfolio Turnover Rate..............................         15%         14%          9%         12%*
-------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           DFA REAL ESTATE SECURITIES PORTFOLIO
                                                                ----------------------------------------------------------
                                                                   YEAR        YEAR        YEAR        YEAR        YEAR
                                                                  ENDED       ENDED       ENDED       ENDED       ENDED
                                                                 OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                   2013        2012        2011        2010        2009
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................. $    25.83  $    23.25  $    21.24  $    15.29  $    16.16
                                                                ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................       0.67        0.57        0.40        0.58        0.58
  Net Gains (Losses) on Securities (Realized and Unrealized)...       1.95        2.74        1.93        5.92       (0.62)
                                                                ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations............................       2.62        3.31        2.33        6.50       (0.04)
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................      (0.68)      (0.73)      (0.32)      (0.55)      (0.83)
                                                                ----------  ----------  ----------  ----------  ----------
   Total Distributions.........................................      (0.68)      (0.73)      (0.32)      (0.55)      (0.83)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................... $    27.77  $    25.83  $    23.25  $    21.24  $    15.29
=============================================================== ==========  ==========  ==========  ==========  ==========
Total Return...................................................      10.28%      14.45%      11.09%      43.21%       0.98%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................ $4,677,418  $3,716,389  $3,098,647  $2,689,552  $2,018,559
Ratio of Expenses to Average Net Assets........................       0.18%       0.22%       0.32%       0.33%       0.36%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously Waived
 Fees and Fees Paid Indirectly)................................       0.19%       0.23%       0.32%       0.33%       0.36%
Ratio of Net Investment Income to Average Net Assets...........       2.42%       2.29%       1.76%       3.13%       4.54%
Portfolio Turnover Rate........................................          1%          0%          3%          2%          2%
----------------------------------------------------------------------------------------------------------------------------

                                                                             LARGE CAP INTERNATIONAL PORTFOLIO
                                                                -----------------------------------------------------------
                                                                   YEAR        YEAR         YEAR        YEAR        YEAR
                                                                  ENDED       ENDED        ENDED       ENDED       ENDED
                                                                 OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                   2013        2012         2011        2010        2009
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................. $    18.33  $    17.91  $    19.42   $    18.02  $    14.81
                                                                ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................       0.58        0.60        0.63         0.48        0.48
  Net Gains (Losses) on Securities (Realized and Unrealized)...       3.90        0.40       (1.53)        1.43        3.16
                                                                ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations............................       4.48        1.00       (0.90)        1.91        3.64
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................      (0.61)      (0.58)      (0.61)       (0.51)      (0.43)
                                                                ----------  ----------  ----------   ----------  ----------
   Total Distributions.........................................      (0.61)      (0.58)      (0.61)       (0.51)      (0.43)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................... $    22.20  $    18.33  $    17.91   $    19.42  $    18.02
=============================================================== ==========  ==========  ==========   ==========  ==========
Total Return...................................................      24.85%       5.89%      (4.86)%      10.99%      25.20%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................ $2,755,114  $2,055,759  $1,704,149   $1,616,686  $1,364,351
Ratio of Expenses to Average Net Assets........................       0.29%       0.30%       0.30%        0.30%       0.32%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously Waived
 Fees and Fees Paid Indirectly)................................       0.29%       0.30%       0.30%        0.30%       0.32%
Ratio of Net Investment Income to Average Net Assets...........       2.90%       3.38%       3.19%        2.65%       3.14%
Portfolio Turnover Rate........................................          5%          4%          3%           7%         12%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         INTERNATIONAL CORE EQUITY PORTFOLIO
                                                             -----------------------------------------------------------
                                                                YEAR        YEAR         YEAR        YEAR        YEAR
                                                               ENDED       ENDED        ENDED       ENDED       ENDED
                                                              OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                2013        2012         2011        2010        2009
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    10.10  $     9.89  $    10.78   $     9.79  $     7.46
                                                             ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.31        0.31        0.33         0.23        0.23
 Net Gains (Losses) on Securities (Realized and Unrealized).       2.47        0.20       (0.89)        0.96        2.32
                                                             ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations.........................       2.78        0.51       (0.56)        1.19        2.55
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.31)      (0.30)      (0.33)       (0.20)      (0.22)
                                                             ----------  ----------  ----------   ----------  ----------
   Total Distributions......................................      (0.31)      (0.30)      (0.33)       (0.20)      (0.22)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    12.57  $    10.10  $     9.89   $    10.78  $     9.79
===========================================================  ==========  ==========  ==========   ==========  ==========
Total Return................................................      27.98%       5.49%      (5.49)%      12.48%      34.81%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $9,508,466  $6,482,738  $5,395,884   $4,866,989  $3,699,842
Ratio of Expenses to Average Net Assets.....................       0.39%       0.40%       0.40%        0.40%       0.41%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................       0.39%       0.40%       0.40%        0.40%       0.41%
Ratio of Net Investment Income to Average Net Assets........       2.80%       3.18%       2.96%        2.31%       2.84%
Portfolio Turnover Rate.....................................          3%          5%          3%           2%          5%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                           INTERNATIONAL SMALL COMPANY PORTFOLIO
                                                                -----------------------------------------------------------
                                                                   YEAR        YEAR         YEAR        YEAR        YEAR
                                                                  ENDED       ENDED        ENDED       ENDED       ENDED
                                                                 OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                   2013        2012         2011        2010        2009
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................. $    15.28  $    15.21  $    16.14   $    13.99  $    10.07
                                                                ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................       0.42        0.38        0.40         0.28        0.28
  Net Gains (Losses) on Securities (Realized and Unrealized)...       4.16        0.39       (0.83)        2.13        3.91
                                                                ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations............................       4.58        0.77       (0.43)        2.41        4.19
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................      (0.37)      (0.42)      (0.50)       (0.26)      (0.27)
  Net Realized Gains...........................................      (0.09)      (0.28)         --           --          --
                                                                ----------  ----------  ----------   ----------  ----------
   Total Distributions.........................................      (0.46)      (0.70)      (0.50)       (0.26)      (0.27)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................... $    19.40  $    15.28  $    15.21   $    16.14  $    13.99
=============================================================== ==========  ==========  ==========   ==========  ==========
   Total Return................................................      30.66%       5.63%      (2.92)%      17.61%      42.34%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................ $8,520,717  $6,423,160  $5,834,015   $5,511,594  $4,269,864
Ratio of Expenses to Average Net Assets (B)....................       0.54%       0.56%       0.55%        0.56%       0.57%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumptions of Expenses and/or Recovery of Previously Waived
 Fees) (B).....................................................       0.54%       0.56%       0.55%        0.56%       0.57%
Ratio of Net Investment Income to Average Net Assets...........       2.47%       2.58%       2.37%        1.94%       2.48%
-----------------------------------------------------------------------------------------------------------------------------

                                                                        JAPANESE SMALL COMPANY PORTFOLIO
                                                                ------------------------------------------------
                                                                  YEAR      YEAR      YEAR      YEAR      YEAR
                                                                 ENDED     ENDED     ENDED     ENDED     ENDED
                                                                OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                  2013      2012      2011      2010      2009
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................. $  14.99  $  15.24  $  14.13  $  14.32  $  11.97
                                                                --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................     0.26      0.29      0.27      0.22      0.22
  Net Gains (Losses) on Securities (Realized and Unrealized)...     4.21     (0.26)     1.08     (0.18)     2.39
                                                                --------  --------  --------  --------  --------
   Total from Investment Operations............................     4.47      0.03      1.35      0.04      2.61
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................    (0.13)    (0.28)    (0.24)    (0.23)    (0.26)
  Net Realized Gains...........................................       --        --        --        --        --
                                                                --------  --------  --------  --------  --------
   Total Distributions.........................................    (0.13)    (0.28)    (0.24)    (0.23)    (0.26)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................... $  19.33  $  14.99  $  15.24  $  14.13  $  14.32
=============================================================== ========  ========  ========  ========  ========
   Total Return................................................    30.06%     0.20%     9.57%     0.33%    22.08%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................ $414,132  $293,968  $163,120  $114,933  $114,058
Ratio of Expenses to Average Net Assets (B)....................     0.56%     0.57%     0.56%     0.57%     0.59%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumptions of Expenses and/or Recovery of Previously Waived
 Fees) (B).....................................................     0.56%     0.57%     0.56%     0.57%     0.59%
Ratio of Net Investment Income to Average Net Assets...........     1.51%     1.88%     1.74%     1.52%     1.68%
-----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                      ASIA PACIFIC SMALL COMPANY PORTFOLIO
                                                                               -------------------------------------------------
                                                                                 YEAR      YEAR       YEAR      YEAR      YEAR
                                                                                ENDED     ENDED      ENDED     ENDED     ENDED
                                                                               OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,
                                                                                 2013      2012       2011      2010      2009
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................................ $  23.22  $  23.04  $  25.64   $  20.59  $  11.67
                                                                               --------  --------  --------   --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............................................     1.01      0.87      0.85       0.69      0.50
  Net Gains (Losses) on Securities (Realized and Unrealized)..................     1.37      0.58     (2.16)      4.99      8.95
                                                                               --------  --------  --------   --------  --------
   Total from Investment Operations...........................................     2.38      1.45     (1.31)      5.68      9.45
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................................................    (0.78)    (1.27)    (1.29)     (0.63)    (0.53)
                                                                               --------  --------  --------   --------  --------
   Total Distributions........................................................    (0.78)    (1.27)    (1.29)     (0.63)    (0.53)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................................. $  24.82  $  23.22  $  23.04   $  25.64  $  20.59
============================================================================== ========  ========  ========   ========  ========
   Total Return...............................................................    10.46%     7.09%    (5.59)%    28.36%    84.11%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................................... $331,166  $238,191  $139,262   $131,511  $101,853
Ratio of Expenses to Average Net Assets (B)...................................     0.57%     0.59%     0.60%      0.63%     0.65%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumptions of
 Expenses and/or Recovery of Previously Waived Fees) (B)......................     0.57%     0.59%     0.60%      0.61%     0.65%
Ratio of Net Investment Income to Average Net Assets..........................     4.26%     3.91%     3.34%      3.14%     3.53%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                                                               --------------------------------------------
                                                                                 YEAR     YEAR     YEAR      YEAR     YEAR
                                                                                ENDED    ENDED    ENDED     ENDED    ENDED
                                                                               OCT. 31, OCT. 31, OCT. 31,  OCT. 31, OCT. 31,
                                                                                 2013     2012     2011      2010     2009
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................................ $ 27.81  $ 23.44  $ 24.24   $ 19.83  $ 14.27
                                                                               -------  -------  -------   -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............................................    0.88     0.69     0.82      0.50     0.55
  Net Gains (Losses) on Securities (Realized and Unrealized)..................    9.17     4.47    (0.85)     4.41     5.44
                                                                               -------  -------  -------   -------  -------
   Total from Investment Operations...........................................   10.05     5.16    (0.03)     4.91     5.99
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................................................   (0.90)   (0.79)   (0.77)    (0.50)   (0.43)
                                                                               -------  -------  -------   -------  -------
   Total Distributions........................................................   (0.90)   (0.79)   (0.77)    (0.50)   (0.43)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................................. $ 36.96  $ 27.81  $ 23.44   $ 24.24  $ 19.83
============================================================================== ======== ======== ========  ======== ========
   Total Return...............................................................   36.81%   22.82%   (0.28)%   25.37%   42.81%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................................... $37,096  $31,316  $33,869   $33,751  $27,863
Ratio of Expenses to Average Net Assets (B)...................................    0.59%    0.60%    0.60%     0.60%    0.61%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumptions of
 Expenses and/or Recovery of Previously Waived Fees) (B)......................    0.63%    0.63%    0.62%     0.64%    0.70%
Ratio of Net Investment Income to Average Net Assets..........................    2.79%    2.83%    3.26%     2.39%    3.62%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            CONTINENTAL SMALL COMPANY PORTFOLIO
                                                              ------------------------------------------------------------
                                                                  YEAR         YEAR         YEAR         YEAR         YEAR
                                                                 ENDED        ENDED        ENDED        ENDED        ENDED
                                                                OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                                  2013         2012         2011         2010         2009
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $  14.51     $  14.66     $  16.93     $  15.02     $  10.73
                                                              --------     --------     --------     --------     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................     0.37         0.39         0.39         0.27         0.28
  Net Gains (Losses) on Securities (Realized and Unrealized).     5.78        (0.17)       (2.20)        1.89         4.29
                                                              --------     --------     --------     --------     --------
   Total from Investment Operations..........................     6.15         0.22        (1.81)        2.16         4.57
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................    (0.40)       (0.37)       (0.46)       (0.25)       (0.28)
                                                              --------     --------     --------     --------     --------
   Total Distributions.......................................    (0.40)       (0.37)       (0.46)       (0.25)       (0.28)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $  20.26     $  14.51     $  14.66     $  16.93     $  15.02
============================================================= ========     ========     ========     ========     ========
   Total Return..............................................    42.99%        1.85%      (11.09)%      14.85%       43.12%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $170,806     $106,316     $117,452     $128,106     $110,926
Ratio of Expenses to Average Net Assets......................     0.58%(B)     0.59%(B)     0.58%(B)     0.59%(B)     0.62%(B)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly).......................     0.58%(B)     0.59%(B)     0.58%(B)     0.59%(B)     0.61%(B)
Ratio of Net Investment Income to Average Net Assets.........     2.16%        2.78%        2.25%        1.78%        2.39%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate......................................      N/A          N/A          N/A          N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------

                                                                 DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                                              -------------------------------------------------------
                                                                 YEAR        YEAR         YEAR       YEAR      YEAR
                                                                ENDED       ENDED        ENDED      ENDED     ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,   OCT. 31,  OCT. 31,
                                                                 2013        2012         2011       2010      2009
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $     5.67  $     4.90  $     5.58   $   5.24  $   4.18
                                                              ----------  ----------  ----------   --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.22        0.27        0.30       0.31      0.26
  Net Gains (Losses) on Securities (Realized and Unrealized).       0.25        0.75       (0.33)      0.58      0.91
                                                              ----------  ----------  ----------   --------  --------
   Total from Investment Operations..........................       0.47        1.02       (0.03)      0.89      1.17
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.66)      (0.25)      (0.65)     (0.55)    (0.11)
                                                              ----------  ----------  ----------   --------  --------
   Total Distributions.......................................      (0.66)      (0.25)      (0.65)     (0.55)    (0.11)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $     5.48  $     5.67  $     4.90   $   5.58  $   5.24
============================================================= ==========  ==========  ==========   ========  ========
   Total Return..............................................       9.24%      22.34%      (0.43)%    18.96%    29.25%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $2,158,977  $1,531,708  $1,060,156   $958,554  $742,329
Ratio of Expenses to Average Net Assets......................       0.39%       0.41%       0.42%      0.41%     0.43%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly).......................       0.39%       0.41%       0.42%      0.41%     0.43%
Ratio of Net Investment Income to Average Net Assets.........       4.07%       5.45%       5.73%      6.42%     6.40%
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate......................................          5%          3%          7%         6%        5%
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                                      ----------------------------------------------------------------
                                                           YEAR           YEAR          YEAR         YEAR         YEAR
                                                          ENDED          ENDED         ENDED        ENDED        ENDED
                                                         OCT. 31,       OCT. 31,      OCT. 31,     OCT. 31,     OCT. 31,
                                                           2013           2012          2011         2010         2009
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $     9.33     $     8.21     $   8.28     $   6.75     $   6.04
                                                      ----------     ----------     --------     --------     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.49           0.29         0.41         0.40         0.19
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       0.37           1.07         0.06         1.60         0.62
                                                      ----------     ----------     --------     --------     --------
   Total from Investment Operations..................       0.86           1.36         0.47         2.00         0.81
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.60)         (0.24)       (0.54)       (0.47)       (0.10)
  Net Realized Gains.................................         --             --           --           --           --
                                                      ----------     ----------     --------     --------     --------
   Total Distributions...............................      (0.60)         (0.24)       (0.54)       (0.47)       (0.10)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $     9.59     $     9.33     $   8.21     $   8.28     $   6.75
===================================================== ==========     ==========     ========     ========     ========
Total Return.........................................       9.74%         17.33%        6.17%       31.38%       13.81%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $2,082,707     $1,315,547     $869,348     $695,461     $432,502
Ratio of Expenses to Average Net Assets..............       0.32%(B)       0.34%(B)     0.41%(B)     0.41%(B)     0.47%(B)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumption of Expenses and/or Recovery
 of Previously Waived Fees and Fees Paid Indirectly).       0.55%(B)       0.60%(B)     0.73%(B)     0.73%(B)     0.79%(B)
Ratio of Net Investment Income to Average Net Assets.       5.18%          3.38%        5.01%        5.59%        3.40%
Portfolio Turnover Rate..............................        N/A            N/A          N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------------

                                                               DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                                      ------------------------------------------------------------
                                                          YEAR        YEAR         YEAR        YEAR        YEAR
                                                         ENDED       ENDED        ENDED       ENDED       ENDED
                                                        OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                          2013        2012         2011        2010        2009
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $     15.16  $    14.85  $    16.16   $    14.92  $    10.82
                                                      -----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................        0.37        0.34        0.34         0.24        0.26
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................        5.21        0.61       (0.98)        1.22        4.14
                                                      -----------  ----------  ----------   ----------  ----------
   Total from Investment Operations..................        5.58        0.95       (0.64)        1.46        4.40
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................       (0.36)      (0.36)      (0.38)       (0.22)      (0.24)
  Net Realized Gains.................................       (0.21)      (0.28)      (0.29)          --       (0.06)
                                                      -----------  ----------  ----------   ----------  ----------
   Total Distributions...............................       (0.57)      (0.64)      (0.67)       (0.22)      (0.30)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $     20.17  $    15.16  $    14.85   $    16.16  $    14.92
===================================================== ===========  ==========  ==========   ==========  ==========
Total Return.........................................       37.79%       6.92%      (4.39)%      10.01%      41.42%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $11,148,899  $8,266,610  $7,459,144   $7,655,318  $6,859,957
Ratio of Expenses to Average Net Assets..............        0.69%       0.71%       0.70%        0.70%       0.71%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumption of Expenses and/or Recovery
 of Previously Waived Fees and Fees Paid Indirectly).        0.69%       0.71%       0.70%        0.70%       0.71%
Ratio of Net Investment Income to Average Net Assets.        2.16%       2.30%       2.05%        1.57%       2.19%
Portfolio Turnover Rate..............................           9%         18%         16%          18%         22%
-------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                                                           ---------------------------------------------------
                                                                              YEAR       YEAR       YEAR      YEAR      YEAR
                                                                             ENDED      ENDED      ENDED     ENDED     ENDED
                                                                            OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,
                                                                              2013       2012       2011      2010      2009
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...................................... $     9.33  $   9.34  $  10.28   $   9.22  $   6.74
                                                                           ----------  --------  --------   --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........................................       0.26      0.27      0.29       0.18      0.17
  Net Gains (Losses) on Securities (Realized and Unrealized)..............       2.44      0.14     (0.87)      1.05      2.46
                                                                           ----------  --------  --------   --------  --------
   Total from Investment Operations.......................................       2.70      0.41     (0.58)      1.23      2.63
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................................................      (0.25)    (0.27)    (0.29)     (0.17)    (0.15)
  Net Realized Gains......................................................      (0.03)    (0.15)    (0.07)        --        --
                                                                           ----------  --------  --------   --------  --------
   Total Distributions....................................................      (0.28)    (0.42)    (0.36)     (0.17)    (0.15)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................................ $    11.75  $   9.33  $   9.34   $  10.28  $   9.22
========================================================================== ==========  ========  ========   ========  ========
Total Return..............................................................      29.52%     4.90%    (5.99)%    13.62%    39.52%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..................................... $1,090,774  $561,399  $410,580   $363,123  $262,544
Ratio of Expenses to Average Net Assets...................................       0.51%     0.54%     0.54%      0.54%     0.60%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption
 of Expenses and/or Recovery of Previously Waived Fees and Fees Paid
 Indirectly)..............................................................       0.51%     0.54%     0.54%      0.53%     0.59%
Ratio of Net Investment Income to Average Net Assets......................       2.51%     2.94%     2.73%      1.91%     2.31%
Portfolio Turnover Rate...................................................          2%        5%       10%         5%        8%
--------------------------------------------------------------------------------------------------------------------------------

                                                                           ------------
                                                                               YEAR
                                                                              ENDED
                                                                             OCT. 31,
                                                                               2013
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...................................... $   9.94
                                                                           --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........................................     0.29
  Net Gains (Losses) on Securities (Realized and Unrealized)..............     2.02
                                                                           --------
   Total from Investment Operations.......................................     2.31
----------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................................................    (0.32)
  Net Realized Gains......................................................       --
                                                                           --------
   Total Distributions....................................................    (0.32)
----------------------------------------------------------------------------------------
Net Asset Value, End of Period............................................ $  11.93
========================================================================== ========
Total Return..............................................................    23.61%
----------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..................................... $117,587
Ratio of Expenses to Average Net Assets...................................     0.60%(B)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption
 of Expenses and/or Recovery of Previously Waived Fees and Fees Paid
 Indirectly)..............................................................     0.76%(B)
Ratio of Net Investment Income to Average Net Assets......................     2.61%
Portfolio Turnover Rate...................................................      N/A
----------------------------------------------------------------------------------------

                                                                             WORLD EX U.S. VALUE PORTFOLIO
                                                                           ------------------------------------
                                                                              YEAR        YEAR
                                                                             ENDED       ENDED          PERIOD
                                                                            OCT. 31,    OCT. 31,   AUG. 23, 2010(A)
                                                                              2012        2011     TO OCT. 31, 2010
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...................................... $  9.96     $ 11.35         $ 10.00
                                                                           -------     -------         -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........................................    0.29        0.30            0.02
  Net Gains (Losses) on Securities (Realized and Unrealized)..............   (0.05)      (1.35)           1.33
                                                                           -------     -------         -------
   Total from Investment Operations.......................................    0.24       (1.05)           1.35
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................................................   (0.26)      (0.26)             --
  Net Realized Gains......................................................      --       (0.08)             --
                                                                           -------     -------         -------
   Total Distributions....................................................   (0.26)      (0.34)             --
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................................ $  9.94     $  9.96         $ 11.35
========================================================================== ========    ========    ================
Total Return..............................................................    2.70%      (9.59)%         13.50%(D)
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..................................... $57,197     $47,165         $29,616
Ratio of Expenses to Average Net Assets...................................    0.60%(B)    0.60%(B)        0.90%(B)(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption
 of Expenses and/or Recovery of Previously Waived Fees and Fees Paid
 Indirectly)..............................................................    0.84%(B)    0.91%(B)        1.37%(B)(C)(E)
Ratio of Net Investment Income to Average Net Assets......................    2.97%       2.64%           0.76%(C)(E)
Portfolio Turnover Rate...................................................     N/A         N/A             N/A
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                WORLD EX            WORLD EX
                                                              U.S.TARGETED          U.S.CORE            SELECTIVELY HEDGED
                                                             VALUE PORTFOLIO    EQUITY PORTFOLIO      GLOBAL EQUITY PORTFOLIO
                                                             ---------------    ----------------    --------------------
                                                                 PERIOD              PERIOD           YEAR       PERIOD
                                                             NOV. 1, 2012(A)    APRIL 9, 2013(A)     ENDED   NOV. 14,2011(A)
                                                               TO OCT. 31,        TO OCT. 31,       OCT. 31,   TO OCT. 31,
                                                                  2013                2013            2013        2012
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................     $ 10.00            $  10.00        $ 10.87      $ 10.00
                                                                 -------            --------        -------      -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.20                0.18           0.24         0.22
 Net Gains (Losses) on Securities (Realized and Unrealized).        2.46                0.77           2.65         0.87
                                                                 -------            --------        -------      -------
   Total from Investment Operations.........................        2.66                0.95           2.89         1.09
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.20)              (0.18)         (0.10)       (0.22)
 Net Realized Gains.........................................          --                  --          (0.03)          --
                                                                 -------            --------        -------      -------
   Total Distributions......................................       (0.20)              (0.18)         (0.13)       (0.22)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................     $ 12.46            $  10.77        $ 13.63      $ 10.87
===========================================================  ===============    ================    ======== ===============
Total Return................................................       26.90%(D)            9.62%(D)      26.86%       11.11%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................     $96,010            $129,720        $91,348      $34,950
Ratio of Expenses to Average Net Assets (B).................        0.79%(C)(E)         0.47%(C)(E)    0.40%        0.40%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees) (B)...........................................        1.27%(C)(E)         0.97%(C)(E)    0.72%        1.00%(C)(E)
Ratio of Net Investment Income to Average Net Assets........        1.78%(C)(E)         3.12%(C)(E)    1.93%        2.13%(C)(E)
Portfolio Turnover Rate.....................................         N/A                 N/A            N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               EMERGING MARKETS PORTFOLIO
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    26.06  $    26.68  $    30.90   $    25.23  $    17.05
                                                              ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.52        0.55        0.61         0.48        0.42
  Net Gains (Losses) on Securities (Realized and Unrealized).       1.17        0.37       (2.53)        6.07        8.42
                                                              ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations..........................       1.69        0.92       (1.92)        6.55        8.84
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.50)      (0.50)      (0.53)       (0.46)      (0.41)
  Net Realized Gains.........................................      (0.28)      (1.04)      (1.77)       (0.42)      (0.25)
                                                              ----------  ----------  ----------   ----------  ----------
   Total Distributions.......................................      (0.78)      (1.54)      (2.30)       (0.88)      (0.66)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    26.97  $    26.06  $    26.68   $    30.90  $    25.23
============================================================= ==========  ==========  ==========   ==========  ==========
Total Return.................................................       6.58%       4.08%      (6.82)%      26.53%      53.39%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,655,740  $2,797,177  $2,313,035   $2,372,498  $1,966,288
Ratio of Expenses to Average Net Assets (B)..................       0.57%       0.61%       0.61%        0.60%       0.62%
Ratio of Net Investment Income to Average Net Assets.........       1.97%       2.14%       2.07%        1.76%       2.15%
---------------------------------------------------------------------------------------------------------------------------

                                                                          EMERGING MARKETS SMALL CAP PORTFOLIO
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    20.33  $    19.85  $    24.26   $    17.45  $     9.33
                                                              ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.40        0.40        0.42         0.34        0.26
  Net Gains (Losses) on Securities (Realized and Unrealized).       1.37        0.83       (3.67)        6.79        8.14
                                                              ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations..........................       1.77        1.23       (3.25)        7.13        8.40
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.39)      (0.35)      (0.40)       (0.32)      (0.28)
  Net Realized Gains.........................................      (0.61)      (0.40)      (0.76)          --          --
                                                              ----------  ----------  ----------   ----------  ----------
   Total Distributions.......................................      (1.00)      (0.75)      (1.16)       (0.32)      (0.28)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    21.10  $    20.33  $    19.85   $    24.26  $    17.45
============================================================= ==========  ==========  ==========   ==========  ==========
Total Return.................................................       8.92%       6.71%     (14.03)%      41.33%      91.35%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,041,863  $2,907,673  $1,832,745   $1,833,038  $1,133,958
Ratio of Expenses to Average Net Assets (B)..................       0.75%       0.82%       0.79%        0.78%       0.80%
Ratio of Net Investment Income to Average Net Assets.........       1.91%       2.01%       1.86%        1.70%       2.05%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              EMERGING MARKETS VALUE PORTFOLIO-CLASS R2 SHARES+
                                                              ---------------------------------------------
                                                                YEAR         YEAR     YEAR      YEAR     YEAR
                                                               ENDED        ENDED    ENDED     ENDED    ENDED
                                                              OCT. 31,     OCT. 31, OCT. 31,  OCT. 31, OCT. 31,
                                                                2013         2012     2011      2010     2009
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $  28.21     $ 29.02  $ 36.35   $ 46.84  $ 85.43
                                                              --------     -------  -------   -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................     0.47        0.50     0.20      0.56     0.56
  Net Gains (Losses) on Securities (Realized and Unrealized).     1.68       (0.45)   (5.45)     9.18    21.36
                                                              --------     -------  -------   -------  -------
   Total from Investment Operations..........................     2.15        0.05    (5.25)     9.74    21.92
----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................    (0.50)      (0.47)   (0.45)    (7.12)   (6.00)
  Net Realized Gains.........................................    (0.59)      (0.39)   (1.63)   (13.11)  (54.52)
                                                              --------     -------  -------   -------  -------
   Total Distributions.......................................    (1.09)      (0.86)   (2.08)   (20.23)  (60.52)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $  29.27     $ 28.21  $ 29.02   $ 36.35  $ 46.83
============================================================= ========     ======== ========  ======== ========
Total Return.................................................     7.75%       0.43%  (15.24)%   29.71%   78.29%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $106,070     $99,111  $78,157   $39,668  $ 5,082
Ratio of Expenses to Average Net Assets (B)..................     0.82%       0.86%    0.86%     0.86%    0.90%
Ratio of Net Investment Income to Average Net Assets.........     1.65%       1.78%    1.56%     1.39%    1.39%
----------------------------------------------------------------------------------------------------------------

                                                                EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                              ---------------------------------------------------------------
                                                                  YEAR         YEAR         YEAR          YEAR        YEAR
                                                                 ENDED        ENDED        ENDED         ENDED       ENDED
                                                                OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,    OCT. 31,
                                                                  2013         2012         2011          2010        2009
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $     28.22  $     29.02  $     36.27   $     28.90  $    19.36
                                                              -----------  -----------  -----------   -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................        0.55         0.57         0.64          0.45        0.38
  Net Gains (Losses) on Securities (Realized and Unrealized).        1.67        (0.44)       (5.72)         8.01       12.41
                                                              -----------  -----------  -----------   -----------  ----------
   Total from Investment Operations..........................        2.22         0.13        (5.08)         8.46       12.79
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................       (0.57)       (0.54)       (0.54)        (0.39)      (0.34)
  Net Realized Gains.........................................       (0.59)       (0.39)       (1.63)        (0.70)      (2.91)
                                                              -----------  -----------  -----------   -----------  ----------
   Total Distributions.......................................       (1.16)       (0.93)       (2.17)        (1.09)      (3.25)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $     29.28  $     28.22  $     29.02   $     36.27  $    28.90
============================================================= ===========  ===========  ===========   ===========  ==========
Total Return.................................................        8.01%        0.70%      (14.84)%       30.04%      78.59%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $19,162,837  $16,589,619  $13,730,213   $11,542,870  $7,401,266
Ratio of Expenses to Average Net Assets (B)..................        0.57%        0.61%        0.61%         0.60%       0.62%
Ratio of Net Investment Income to Average Net Assets.........        1.91%        2.03%        1.88%         1.40%       1.76%
------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

+ At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        EMERGING MARKETS CORE EQUITY PORTFOLIO
                                                             ------------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $     19.00  $    18.73  $    21.31   $    16.49  $     9.88
                                                             -----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.39        0.41        0.43         0.30        0.25
 Net Gains (Losses) on Securities (Realized and Unrealized).        1.07        0.23       (2.65)        4.81        6.56
                                                             -----------  ----------  ----------   ----------  ----------
   Total from Investment Operations.........................        1.46        0.64       (2.22)        5.11        6.81
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.37)      (0.37)      (0.36)       (0.29)      (0.20)
                                                             -----------  ----------  ----------   ----------  ----------
   Total Distributions......................................       (0.37)      (0.37)      (0.36)       (0.29)      (0.20)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $     20.09  $    19.00  $    18.73   $    21.31  $    16.49
===========================================================  ===========  ==========  ==========   ==========  ==========
Total Return................................................        7.75%       3.55%     (10.59)%      31.30%      69.47%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $13,020,962  $8,594,707  $5,367,473   $4,179,882  $2,455,035
Ratio of Expenses to Average Net Assets.....................        0.63%       0.68%       0.67%        0.65%       0.67%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................        0.63%       0.68%       0.68%        0.65%       0.67%
Ratio of Net Investment Income to Average Net Assets........        1.97%       2.18%       2.04%        1.63%       2.03%
Portfolio Turnover Rate.....................................           1%          1%          1%           4%          6%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-six operational portfolios, of which thirty (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five portfolios within DFAITC. DFA Global Real Estate Securities Portfolio invests in two portfolios within the Fund and World ex U.S. Value Portfolio invests in three portfolios within the Fund, DFAITC, and DEM. World ex U.S. Targeted Value Portfolio invests in four portfolios within the Fund, DFAITC, and DEM. World ex U.S. Core Equity Portfolio invests in two portfolios within the Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios within the Fund.

                                                                                                 PERCENTAGE
                                                                                                  OWNERSHIP
FEEDER FUNDS                                 MASTER FUNDS                                        AT 10/31/13
------------                                 ------------                                        -----------
U.S. Large Cap Value Portfolio               The U.S. Large Cap Value Series                         80%
Japanese Small Company Portfolio             The Japanese Small Company Series                       18%
Asia Pacific Small Company Portfolio         The Asia Pacific Small Company Series                   26%
United Kingdom Small Company Portfolio       The United Kingdom Small Company Series                  2%
Continental Small Company Portfolio          The Continental Small Company Series                     5%
Emerging Markets Portfolio                   The Emerging Markets Series                             98%
Emerging Markets Small Cap Portfolio         The Emerging Markets Small Cap Series                   99%
Emerging Markets Value Portfolio             Dimensional Emerging Markets Value Fund                 99%

FUND OF FUNDS
-------------                                -
International Small Company Portfolio        The Continental Small Company Series                    95%
                                             The Japanese Small Company Series                       82%
                                             The United Kingdom Small Company Series                 98%
                                             The Asia Pacific Small Company Series                   74%
                                             The Canadian Small Company Series                       98%
DFA Global Real Estate Securities Portfolio  DFA Real Estate Securities Portfolio                    26%
                                             DFA International Real Estate Securities Portfolio      39%
World ex U.S. Value Portfolio                Dimensional Emerging Markets Value Fund                  --
                                             DFA International Small Cap Value Portfolio              --
                                             The DFA International Value Series                       1%
World ex U.S. Targeted Value Portfolio       DFA International Small Cap Value Portfolio              1%
                                             Dimensional Emerging Markets Value Fund                  --
                                             International Vector Equity Portfolio                    1%
                                             The Emerging Markets Small Cap Series                    --
World ex U.S. Core Equity Portfolio          International Core Equity Portfolio                      1%
                                             Emerging Markets Core Equity Portfolio                   --
Selectively Hedged Global Equity Portfolio   U.S. Core Equity 2 Portfolio                             --
                                             International Core Equity Portfolio                      --
                                             Emerging Markets Core Equity Portfolio                   --

Amounts designated as -- are less than 1%.

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio also invest in short-term temporary cash investments. In addition, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio engages in futures and forward currency contracts.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

   Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap
Portfolio invest directly in securities rather than through a Master Fund. See the Federal Income Taxes note for more information regarding these transactions.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by Enhanced U.S. Large Company Portfolio, (the "Fixed Income Portfolio"), and International Equity Portfolios, are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed Derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio (except The DFA International Value Series), World ex U.S. Targeted Value Portfolio (except The Emerging Markets Small Cap Series), World ex U.S. Core Equity Portfolio and Selectively Hedged Global Equity Portfolio of the Master Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds, International Small Company Portfolio, World ex U.S. Value Portfolio and World ex U.S. Targeted Value

Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of October 31, 2013, the Emerging Markets Core Equity Portfolio had significant transfers of securities with a total value of $925,099 (in thousands) that transferred from Level 1 to Level 2. At October 31, 2013, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of Enhanced U.S. Large Company Portfolio and the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, Enhanced U.S. Large Company Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Value Portfolio and World ex U.S. Targeted Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services.

   For the year ended October 31, 2013, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.05%
                 U.S. Large Cap Equity Portfolio........ 0.15%
                 U.S. Targeted Value Portfolio*......... 0.10%
                 U.S. Small Cap Value Portfolio*........ 0.20%
                 U.S. Core Equity 1 Portfolio........... 0.17%
                 U.S. Core Equity 2 Portfolio........... 0.20%
                 U.S. Vector Equity Portfolio........... 0.30%
                 U.S. Small Cap Portfolio*.............. 0.03%

           U.S. Micro Cap Portfolio*.......................... 0.10%
           DFA Real Estate Securities Portfolio............... 0.17%
           Large Cap International Portfolio.................. 0.25%
           International Core Equity Portfolio................ 0.35%
           DFA International Real Estate Securities Portfolio. 0.35%
           DFA Global Real Estate Securities Portfolio........ 0.27%
           DFA International Small Cap Value Portfolio........ 0.65%
           International Vector Equity Portfolio.............. 0.45%
           World ex U.S. Value Portfolio...................... 0.47%
           World ex U.S. Targeted Value Portfolio............. 0.58%
           World ex U.S. Core Equity Portfolio................ 0.40%
           Selectively Hedged Global Equity Portfolio......... 0.30%
           Emerging Markets Core Equity Portfolio............. 0.55%

   For the year ended October 31, 2013, the Feeder Funds' and the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.15%
                 U.S. Large Cap Value Portfolio......... 0.15%
                 U.S. Targeted Value Portfolio*......... 0.25%
                 U.S. Small Cap Value Portfolio*........ 0.30%
                 U.S. Small Cap Portfolio*.............. 0.32%
                 U.S. Micro Cap Portfolio*.............. 0.40%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.40%
                 Asia Pacific Small Company Portfolio... 0.40%
                 United Kingdom Small Company Portfolio. 0.40%
                 Continental Small Company Portfolio.... 0.40%
                 Emerging Markets Portfolio............. 0.40%
                 Emerging Markets Small Cap Portfolio... 0.45%
                 Emerging Markets Value Portfolio....... 0.40%

* February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio no longer invest substantially all of their assets in their respective Series. Instead, the Portfolios' assets are managed directly in accordance with the Portfolios' investment objectives and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the Portfolios are identical to the advisory fee that was charged to the Series.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2014 (except for the U.S. Large Cap Equity Portfolio which will remain in effect through February 28, 2015), and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2013, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                       PREVIOUSLY
                                                                       RECOVERY       WAIVED FEES/
                                                         EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED
                                                        LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                                AMOUNT   EXPENSES ASSUMED     RECOVERY
--------------------------                              ---------- ---------------- -----------------
U.S. Large Cap Equity Portfolio (1)....................    0.19%          --             $   24
U.S. Targeted Value Portfolio (2)......................    0.50%          --                 --
U.S. Core Equity 1 Portfolio (3).......................    0.23%          --                 --
U.S. Core Equity 2 Portfolio (3).......................    0.26%          --                 --
U.S. Vector Equity Portfolio (3).......................    0.36%          --                 --
DFA Real Estate Securities Portfolio (3)...............    0.18%          --                842
International Core Equity Portfolio (3)................    0.49%          --                 --
International Small Company Portfolio (4)..............    0.45%          --                 --
Japanese Small Company Portfolio (5)...................    0.47%          --                 --
Asia Pacific Small Company Portfolio (5)...............    0.47%          --                 --
United Kingdom Small Company Portfolio (5).............    0.47%          --                 32
Continental Small Company Portfolio (5)................    0.47%          --                 --
DFA International Real Estate Securities Portfolio (3).    0.65%          --                 --
DFA Global Real Estate Securities Portfolio (6)........    0.32%          --              9,145
International Vector Equity Portfolio (3)..............    0.60%          --                 --
World ex U.S. Value Portfolio (7)......................    0.60%         $ 8                411
World ex U.S. Targeted Value Portfolio (8).............    0.80%          --                270
World ex U.S. Core Equity Portfolio (9)................    0.47%          --                170
Selectively Hedged Global Equity Portfolio (10)........    0.40%           1                367
Emerging Markets Core Equity Portfolio (3).............    0.85%          --                 --

CLASS R1 SHARES
---------------
U.S. Targeted Value Portfolio (2)......................    0.62%          --                 --

CLASS R2 SHARES
---------------
U.S. Targeted Value Portfolio (2)......................    0.77%          --                 --
Emerging Markets Value Portfolio (11)..................    0.96%          --                 --

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. At any time that the Portfolio's annualized Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, described above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (2) The Advisor has contractually agreed to waive its administration fee and advisory fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (4) The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.

   (5) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund(s). At any time that the direct expenses of a Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount, as listed above.

   (6) Effective February 28, 2012, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2012, the Advisor contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.55% of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio were less than 0.55% of average net assets on an annualized basis, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount then in effect. The Advisor voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.

   (7) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e. the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (8) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.58% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the advisory fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (9) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (11) The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding management fees and custodian fees, and excluding any applicable 12b-1 fees) to the extent necessary to limit the expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") of the Class R2 shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2013, expenses reduced were as follows (amounts in thousands):

                                                             FEES PAID
                                                             INDIRECTLY
                                                             ----------
         Enhanced U.S. Large Company Portfolio..............    $  4
         Large Cap International Portfolio..................       9
         International Core Equity Portfolio................      31
         International Small Company Portfolio..............      --
         DFA International Real Estate Securities Portfolio.      18
         DFA International Small Cap Value Portfolio........      23
         International Vector Equity Portfolio..............       5
         World ex U.S. Value Portfolio......................      --
         World ex U.S. Targeted Value Portfolio.............      --
         World ex U.S. Core Equity Portfolio................      --
         Selectively Hedged Global Equity Portfolio.........      --
         Emerging Markets Core Equity Portfolio.............     167

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $250 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                  Enhanced U.S. Large Company Portfolio. $  7
                  U.S. Large Cap Equity Portfolio.......   --
                  U.S. Large Cap Value Portfolio........  263
                  U.S. Targeted Value Portfolio.........   74
                  U.S. Small Cap Value Portfolio........  248
                  U.S. Core Equity 1 Portfolio..........  108
                  U.S. Core Equity 2 Portfolio..........  178
                  U.S. Vector Equity Portfolio..........   55
                  U.S. Small Cap Portfolio..............  123
                  U.S. Micro Cap Portfolio..............  125
                  DFA Real Estate Securities Portfolio..   94
                  Large Cap International Portfolio.....   61
                  International Core Equity Portfolio...  165
                  International Small Company Portfolio.  184
                  Japanese Small Company Portfolio......    7
                  Asia Pacific Small Company Portfolio..    5

            United Kingdom Small Company Portfolio............. $  1
            Continental Small Company Portfolio................    4
            DFA International Real Estate Securities Portfolio.   33
            DFA Global Real Estate Securities Portfolio........   22
            DFA International Small Cap Value Portfolio........  276
            International Vector Equity Portfolio..............   13
            World ex U.S. Value Portfolio......................    1
            World ex U.S. Targeted Value Portfolio.............   --
            World ex U.S. Core Equity Portfolio................   --
            Selectively Hedged Global Equity Portfolio.........   --
            Emerging Markets Portfolio.........................   84
            Emerging Markets Small Cap Portfolio...............   58
            Emerging Markets Value Portfolio...................  353
            Emerging Markets Core Equity Portfolio.............  153

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2013, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                     U.S. GOVERNMENT    OTHER INVESTMENT
                                                       SECURITIES          SECURITIES
                                                    ----------------- ---------------------
                                                    PURCHASES  SALES  PURCHASES    SALES
                                                    --------- ------- ---------- ----------
Enhanced U.S. Large Company Portfolio.............. $151,334  $44,551 $  153,335 $  208,659
U.S. Large Cap Equity Portfolio....................       --       --    123,827        341
U.S. Targeted Value Portfolio......................       --       --    673,167    582,344
U.S. Small Cap Value Portfolio.....................       --       --  1,129,770  1,149,875
U.S. Core Equity 1 Portfolio.......................       --       --  1,216,828     65,417
U.S. Core Equity 2 Portfolio.......................       --       --  1,058,546    208,354
U.S. Vector Equity Portfolio.......................       --       --    277,739     84,963
U.S. Small Cap Portfolio...........................       --       --  1,734,923    561,016
U.S. Micro Cap Portfolio...........................       --       --    496,354    457,111
DFA Real Estate Securities Portfolio...............       --       --    767,339     51,303
Large Cap International Portfolio..................       --       --    365,229    125,888
International Core Equity Portfolio................       --       --  1,508,927    246,598
DFA International Real Estate Securities Portfolio.       --       --    615,805     83,893
DFA International Small Cap Value Portfolio........       --       --    926,091    901,431
International Vector Equity Portfolio..............       --       --    371,084     14,367
Emerging Markets Core Equity Portfolio.............       --       --  3,914,246    113,118

   For the year ended October 31, 2013, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                              DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                   -----------------------------------------------------------------
                                   BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES    10/31/2012 10/31/2013 PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA Real Estate Securities
  Portfolio.......................  $777,963  $1,235,206 $419,586  $21,153 $22,778         --
DFA International Real Estate
  Securities Portfolio............   531,474     842,644  341,749   27,985  62,476         --

                                                     WORLD EX U.S. VALUE PORTFOLIO
                                   -----------------------------------------------------------------
                                   BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES    10/31/2012 10/31/2013 PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA International Small Cap Value
  Portfolio.......................  $  4,703  $   10,626 $  4,213  $   453 $   139        $64

                                                  WORLD EX U.S. TARGETED VALUE PORTFOLIO (A)
                                       ----------------------------------------------------------------
                                       BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES        10/31/2012 10/31/2013 PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------        ---------- ---------- --------- ------ -------- ----------------
DFA International Small Cap Value
  Portfolio...........................       --    $59,508    $49,813  $  971   $635         $184
International Vector Equity Portfolio.       --      8,639      7,534     108    118            7

                                                   WORLD EX U.S. CORE EQUITY PORTFOLIO (B)
                                       ----------------------------------------------------------------
                                       BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES        10/31/2012 10/31/2013 PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------        ---------- ---------- --------- ------ -------- ----------------
International Core Equity Portfolio...       --    $99,732    $93,693  $3,599   $918         $ --
Emerging Markets Core Equity
  Portfolio...........................       --     29,703     29,851   2,199    257           --

                                                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                       ----------------------------------------------------------------
                                       BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES        10/31/2012 10/31/2013 PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------        ---------- ---------- --------- ------ -------- ----------------
U.S. Core Equity 2 Portfolio..........  $14,297    $37,594    $17,321  $1,223   $429         $115
International Core Equity Portfolio...   12,942     34,847     17,035     385    694           --
Emerging Markets Core Equity
  Portfolio...........................    6,554     15,187      9,122     771    228           --

(a)The Portfolio commenced operations on November 1, 2012.

(b)The Portfolio commenced operations on April 9, 2013.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts, expiration of capital loss carryovers and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                          INCREASE       INCREASE
                                                         (DECREASE)     (DECREASE)
                                          INCREASE     UNDISTRIBUTED   ACCUMULATED
                                         (DECREASE)    NET INVESTMENT  NET REALIZED
                                       PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                       --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio.      $(41)         $(1,482)        $1,523
U.S. Large Cap Equity Portfolio.......       (11)              11             --
U.S. Large Cap Value Portfolio........        --               --             --

                                                                       INCREASE       INCREASE
                                                                      (DECREASE)     (DECREASE)
                                                       INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                      (DECREASE)    NET INVESTMENT  NET REALIZED
                                                    PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                    --------------- -------------- --------------
U.S. Targeted Value Portfolio......................     $32,363        $ (3,552)      $(28,811)
U.S. Small Cap Value Portfolio.....................      30,865          (6,020)       (24,845)
U.S. Core Equity 1 Portfolio.......................          --              73            (73)
U.S. Core Equity 2 Portfolio.......................       7,427          (4,267)        (3,160)
U.S. Vector Equity Portfolio.......................       3,066          (1,370)        (1,696)
U.S. Small Cap Portfolio...........................      14,889          (3,327)       (11,562)
U.S. Micro Cap Portfolio...........................      13,457          (2,061)       (11,396)
DFA Real Estate Securities Portfolio...............          92           8,126         (8,218)
Large Cap International Portfolio..................          --             (48)            48
International Core Equity Portfolio................          --          (1,269)         1,269
International Small Company Portfolio..............      19,041           2,378        (21,419)
Japanese Small Company Portfolio...................      (3,055)          1,185          1,870
Asia Pacific Small Company Portfolio...............          --           1,717         (1,717)
United Kingdom Small Company Portfolio.............          --              --             --
Continental Small Company Portfolio................          --              11            (11)
DFA International Real Estate Securities Portfolio.          --           7,155         (7,155)
DFA Global Real Estate Securities Portfolio........          --              --             --
DFA International Small Cap Value Portfolio........      20,991          (9,402)       (11,589)
International Vector Equity Portfolio..............         640            (330)          (310)
World ex U.S. Value Portfolio......................          --               5             (5)
World ex U.S. Targeted Value Portfolio.............          39              (1)           (38)
World ex U.S. Core Equity Portfolio................          (9)             10             (1)
Selectively Hedged Global Equity Portfolio.........          --             237           (237)
Emerging Markets Portfolio.........................       4,120          (3,230)          (890)
Emerging Markets Small Cap Portfolio...............          --             (74)            74
Emerging Markets Value Portfolio...................      30,746         (10,346)       (20,400)
Emerging Markets Core Equity Portfolio.............          --          (1,813)         1,813

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                         NET INVESTMENT
                                           INCOME AND
                                           SHORT-TERM     LONG-TERM
                                         CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                         -------------- ------------- --------
  Enhanced U.S. Large Company Portfolio
  2012..................................    $  2,785                  $  2,785
  2013..................................       1,597            --       1,597
  U.S. Large Cap Equity Portfolio
  2013..................................         321            --         321
  U.S. Large Cap Value Portfolio
  2012..................................     150,153                   150,153
  2013..................................     180,943            --     180,943
  U.S. Targeted Value Portfolio
  2012..................................      27,304      $ 31,976      59,280
  2013..................................      55,372       162,209     217,581
  U.S. Small Cap Value Portfolio
  2012..................................      56,139       122,752     178,891
  2013..................................     112,970       380,218     493,188

                                                    NET INVESTMENT
                                                      INCOME AND
                                                      SHORT-TERM     LONG-TERM
                                                    CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                    -------------- ------------- --------
U.S. Core Equity 1 Portfolio
2012...............................................    $ 76,278                  $ 76,278
2013...............................................     105,633            --     105,633
U.S. Core Equity 2 Portfolio
2012...............................................     103,512      $  2,008     105,520
2013...............................................     143,640        55,772     199,412
U.S. Vector Equity Portfolio
2012...............................................      29,237           337      29,574
2013...............................................      34,959         3,507      38,466
U.S. Small Cap Portfolio
2012...............................................      44,580        14,276      58,856
2013...............................................      83,270       228,671     311,941
U.S. Micro Cap Portfolio
2012...............................................      33,018        14,720      47,738
2013...............................................      46,915       176,365     223,280
DFA Real Estate Securities Portfolio
2012...............................................     103,653                   103,653
2013...............................................     102,731            --     102,731
Large Cap International Portfolio
2012...............................................      60,808                    60,808
2013...............................................      70,787            --      70,787
International Core Equity Portfolio
2012...............................................     179,492                   179,492
2013...............................................     214,687            --     214,687
International Small Company Portfolio
2012...............................................     169,495       110,049     279,544
2013...............................................     159,066        39,012     198,078
Japanese Small Company Portfolio
2012...............................................       4,541                     4,541
2013...............................................       2,836            --       2,836
Asia Pacific Small Company Portfolio
2012...............................................       9,333                     9,333
2013...............................................       7,603            --       7,603
United Kingdom Small Company Portfolio
2012...............................................         992                       992
2013...............................................         953            --         953
Continental Small Company Portfolio
2012...............................................       2,958                     2,958
2013...............................................       2,834            --       2,834
DFA International Real Estate Securities Portfolio
2012...............................................      60,194                    60,194
2013...............................................     181,848            --     181,848
DFA Global Real Estate Securities Portfolio
2012...............................................      26,050                    26,050
2013...............................................      84,341            --      84,341
DFA International Small Cap Value Portfolio
2012...............................................     206,370       131,063     337,433
2013...............................................     198,381       117,102     315,483

                                            NET INVESTMENT
                                              INCOME AND
                                              SHORT-TERM     LONG-TERM
                                            CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                            -------------- ------------- --------
International Vector Equity Portfolio
2012.......................................    $ 14,733      $  6,546    $ 21,279
2013.......................................      17,456         2,044      19,500
World ex U.S. Value Portfolio
2012.......................................       1,438                     1,438
2013.......................................       2,334            --       2,334
World ex U.S. Targeted Value Portfolio
2013.......................................         993            --         993
World ex U.S. Core Equity Portfolio
2013.......................................       1,171            --       1,171
Selectively Hedged Global Equity Portfolio
2012.......................................         534                       534
2013.......................................         373            56         429
Emerging Markets Portfolio
2012.......................................      51,664        91,664     143,328
2013.......................................      59,866        30,527      90,393
Emerging Markets Small Cap Portfolio
2012.......................................      42,163        40,014      82,177
2013.......................................      71,149        92,100     163,249
Emerging Markets Value Portfolio
2012.......................................     300,146       202,987     503,133
2013.......................................     357,501       344,531     702,032
Emerging Markets Core Equity Portfolio
2012.......................................     143,349                   143,349
2013.......................................     205,400            --     205,400

   U.S. Large Cap Equity Portfolio commenced operations on June 25, 2013 and did not pay any distributions for the year ended October 31, 2012. World ex U.S. Targeted Value Portfolio commenced operations on November 1, 2012 and did not pay any distributions for the year ended October 31, 2012. World ex U.S. Core Equity Portfolio commenced operations on April 9, 2013 and did not pay any distributions for the year ended October 31, 2012.

   At October 31, 2013, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                             NET INVESTMENT
                                               INCOME AND
                                               SHORT-TERM     LONG-TERM
                                             CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                             -------------- ------------- -------
Enhanced U.S. Large Company Portfolio.......         --             --         --
U.S. Large Cap Equity Portfolio.............         --             --         --
U.S. Large Cap Value Portfolio..............         --             --         --
U.S. Targeted Value Portfolio...............    $ 6,274        $26,089    $32,363
U.S. Small Cap Value Portfolio..............      6,218         24,617     30,865
U.S. Core Equity 1 Portfolio................         --             --         --
U.S. Core Equity 2 Portfolio................      4,443          2,984      7,427
U.S. Vector Equity Portfolio................      1,506          1,560      3,066
U.S. Small Cap Portfolio....................      4,483         10,405     14,888
U.S. Micro Cap Portfolio....................      3,060         10,398     13,458
International Small Company Portfolio.......     10,055          8,986     19,041
DFA International Small Cap Value Portfolio.     14,657          6,334     20,991

                                          NET INVESTMENT
                                            INCOME AND
                                            SHORT-TERM     LONG-TERM
                                          CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                          -------------- ------------- -------
  International Vector Equity Portfolio..    $   473        $   167    $   640
  World ex U.S. Targeted Value Portfolio.         26             26         52
  Emerging Markets Portfolio.............      3,106          1,014      4,120
  Emerging Markets Value Portfolio.......     18,634         12,112     30,746

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                             UNDISTRIBUTED                                              TOTAL NET
                                             NET INVESTMENT                                           DISTRIBUTABLE
                                               INCOME AND   UNDISTRIBUTED                UNREALIZED     EARNINGS
                                               SHORT-TERM     LONG-TERM   CAPITAL LOSS  APPRECIATION  (ACCUMULATED
                                             CAPITAL GAINS  CAPITAL GAINS CARRYFOWARD  (DEPRECIATION)    LOSSES)
                                             -------------- ------------- ------------ -------------- -------------
Enhanced U.S. Large Company Portfolio.......          --            --     $  (1,059)    $    3,933    $    2,874
U.S. Large Cap Equity Portfolio.............    $    317            --            --         10,560        10,877
U.S. Large Cap Value Portfolio..............      28,647            --      (512,898)     4,225,900     3,741,649
U.S. Targeted Value Portfolio...............      17,027      $237,247            --      1,330,412     1,584,686
U.S. Small Cap Value Portfolio..............      18,970       443,687            --      2,850,347     3,313,004
U.S. Core Equity 1 Portfolio................      15,136        34,837            --      2,298,101     2,348,074
U.S. Core Equity 2 Portfolio................      19,964        98,716            --      3,166,130     3,284,810
U.S. Vector Equity Portfolio................       5,402        38,796            --        926,605       970,803
U.S. Small Cap Portfolio....................      25,516       218,763            --      2,182,172     2,426,451
U.S. Micro Cap Portfolio....................      17,211       200,725            --      1,610,873     1,828,809
DFA Real Estate Securities Portfolio........      32,487            --      (179,405)     1,274,703     1,127,785
Large Cap International Portfolio...........       9,261            --      (212,195)       612,594       409,660
International Core Equity Portfolio.........      41,670            --      (113,295)     1,437,552     1,367,061
International Small Company Portfolio.......     118,814       211,281            --      1,566,261     1,896,356
Japanese Small Company Portfolio............      11,490            --       (66,522)        16,667       (38,365)
Asia Pacific Small Company Portfolio........      11,406            --       (26,597)        24,537         9,346
United Kingdom Small Company Portfolio......         447           406            --         13,794        14,647
Continental Small Company Portfolio.........         319            --       (26,529)        38,434        12,224
DFA International Real Estate Securities
  Portfolio.................................      91,532            --      (206,697)        (5,808)     (120,973)
DFA Global Real Estate Securities Portfolio.      11,647            --          (808)       333,050       343,889
DFA International Small Cap Value
  Portfolio.................................     145,446       127,002            --      1,923,377     2,195,825
International Vector Equity Portfolio.......       5,884         7,263            --        218,801       231,948
World ex U.S. Value Portfolio...............         353            --        (2,715)        14,956        12,594
World ex U.S. Targeted Value Portfolio......         144         1,141            --         11,475        12,760
World ex U.S. Core Equity Portfolio.........          62            --            --         11,626        11,688
Selectively Hedged Global Equity Portfolio..       1,700           537            --         15,002        17,239
Emerging Markets Portfolio..................      13,976        21,322            --      1,122,953     1,158,251
Emerging Markets Small Cap Portfolio........      27,935        63,092            --        422,604       513,631
Emerging Markets Value Portfolio............     128,578       263,757            --        298,709       691,044
Emerging Markets Core Equity Portfolio......      55,409            --       (51,641)     1,198,159     1,201,927

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                  EXPIRES ON OCTOBER 31,
                                             -----------------------------------------------------------------
                                              2014   2015   2016     2017    2018    2019   UNLIMITED  TOTAL
                                             ------ ------ ------- -------- ------- ------- --------- --------
Enhanced U.S. Large Company Portfolio.......     -- $1,059      --       --      --      --       --  $  1,059
U.S. Large Cap Equity Portfolio.............     --     --      --       --      --      --       --        --
U.S. Large Cap Value Portfolio..............     --     --      -- $512,898      --      --       --   512,898
U.S. Targeted Value Portfolio...............     --     --      --       --      --      --       --        --
U.S. Small Cap Value Portfolio..............     --     --      --       --      --      --       --        --
U.S. Core Equity 1 Portfolio................     --     --      --       --      --      --       --        --
U.S. Core Equity 2 Portfolio................     --     --      --       --      --      --       --        --
U.S. Vector Equity Portfolio................     --     --      --       --      --      --       --        --
U.S. Small Cap Portfolio....................     --     --      --       --      --      --       --        --
U.S. Micro Cap Portfolio....................     --     --      --       --      --      --       --        --
DFA Real Estate Securities Portfolio........     --     -- $45,525   62,969 $44,388 $26,523       --   179,405
Large Cap International Portfolio...........     --     --  19,004  135,392  14,311  12,549  $30,938   212,194
International Core Equity Portfolio.........     --     --      --   53,176      --      --   60,119   113,295
International Small Company Portfolio.......     --     --      --       --      --      --       --        --
Japanese Small Company Portfolio............ $2,451  8,003  23,057   13,952  12,208   5,543    1,308    66,522
Asia Pacific Small Company Portfolio........     --     --  16,317    8,261      --      --    2,019    26,597
United Kingdom Small Company Portfolio......     --     --      --       --      --      --       --        --
Continental Small Company Portfolio.........     --     --  13,544    7,224   5,252      --      509    26,529
DFA International Real Estate Securities
 Portfolio..................................     --     46  13,446   34,576  38,689  69,466   50,474   206,697
DFA Global Real Estate Securities Portfolio.     --     --      --       --     808      --       --       808
DFA International Small Cap Value Portfolio.     --     --      --       --      --      --       --        --
International Vector Equity Portfolio.......     --     --      --       --      --      --       --        --
World ex U.S. Value Portfolio...............     --     --      --       --      --   2,715       --     2,715
World ex U.S. Targeted Value Portfolio......     --     --      --       --      --      --       --        --
World ex U.S. Core Equity Portfolio.........     --     --      --       --      --      --       --        --
Selectively Hedged Global Equity Portfolio..     --     --      --       --      --      --       --        --
Emerging Markets Portfolio..................     --     --      --       --      --      --       --        --
Emerging Markets Small Cap Portfolio........     --     --      --       --      --      --       --        --
Emerging Markets Value Portfolio............     --     --      --       --      --      --       --        --
Emerging Markets Core Equity Portfolio......     --     --   7,080   26,444      --      --   18,117    51,641

   During the year ended October 31, 2013, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

             Enhanced U.S. Large Company Portfolio....... $ 45,882
             U.S. Large Cap Value Portfolio..............  819,591
             U.S. Core Equity 1 Portfolio................   13,834
             DFA Real Estate Securities Portfolio........   27,388
             Japanese Small Company Portfolio............    4,124
             United Kingdom Small Company Portfolio......    2,141
             Continental Small Company Portfolio.........    2,316
             DFA Global Real Estate Securities Portfolio.      308
             World ex U.S. Value Portfolio...............    3,127

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                          NET
                                                                                       UNREALIZED
                                             FEDERAL       UNREALIZED    UNREALIZED   APPRECIATION
                                             TAX COST     APPRECIATION  DEPRECIATION (DEPRECIATION)
                                          -------------- -------------- ------------ --------------
Enhanced U.S. Large Company Portfolio.... $      207,573 $        4,057 $       (82) $        3,975
U.S. Large Cap Equity Portfolio..........        159,514         11,436        (877)         10,560
U.S. Large Cap Value Portfolio...........      7,741,219      4,225,900          --       4,225,900
U.S. Targeted Value Portfolio............      3,496,204      1,435,154    (104,742)      1,330,412
U.S. Small Cap Value Portfolio...........      8,187,279      3,454,059    (603,712)      2,850,347
U.S. Core Equity 1 Portfolio.............      6,003,068      2,442,119    (144,018)      2,298,101
U.S. Core Equity 2 Portfolio.............      7,894,380      3,482,335    (315,964)      3,166,371
U.S. Vector Equity Portfolio.............      2,351,458      1,047,537    (120,932)        926,605
U.S. Small Cap Portfolio.................      6,999,688      2,475,586    (293,395)      2,182,190
U.S. Micro Cap Portfolio.................      3,920,122      1,980,490    (369,598)      1,610,891
DFA Real Estate Securities Portfolio.....      3,910,757      1,317,277     (65,498)      1,251,778
Large Cap International Portfolio........      2,379,895        784,229    (171,697)        612,532
International Core Equity Portfolio......      9,076,319      2,173,008    (734,399)      1,437,474
International Small Company Portfolio....      6,943,164      1,566,243          --       1,566,243
Japanese Small Company Portfolio.........        397,615         16,680          --          16,680
Asia Pacific Small Company Portfolio.....        306,757         24,534          --          24,534
United Kingdom Small Company Portfolio...         23,323         13,791          --          13,791
Continental Small Company Portfolio......        132,494         38,306          --          38,306
DFA International Real Estate Securities
  Portfolio..............................      2,324,655         56,716     (62,535)         (5,719)
DFA Global Real Estate Securities
  Portfolio..............................      1,753,497        333,050          --         333,050
DFA International Small Cap Value
  Portfolio..............................     10,242,293      3,483,706          --       1,923,255
International Vector Equity Portfolio....        982,267        260,467     (41,679)        218,775
World ex U.S. Value Portfolio............        102,466         14,988          --          14,988
World ex U.S. Targeted Value Portfolio...         84,463         11,475        (327)         11,475
World ex U.S. Core Equity Portfolio......        117,808         11,626          --          11,626
Selectively Hedged Global Equity
  Portfolio..............................         72,621         15,168          --          15,168
Emerging Markets Portfolio...............  2,530,894,936  1,122,991,971          --   1,122,991,971
Emerging Markets Small Cap Portfolio.....      3,614,485        422,694          --         422,694
Emerging Markets Value Portfolio.........     18,957,804        298,621          --         298,621
Emerging Markets Core Equity Portfolio...     13,076,862      2,341,323  (1,143,120)      1,198,303

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

The capital share transactions by class were as follows (amounts in thousands):

                                                             YEAR ENDED            YEAR ENDED
                                                           OCT. 31, 2013          OCT. 31, 2012
                                                       ---------------------  --------------------
                                                          AMOUNT     SHARES      AMOUNT     SHARES
                                                       -----------  --------  -----------  -------
U.S. TARGETED VALUE PORTFOLIO
Class R1 Shares
 Shares Issued........................................ $     9,003       477  $     5,787      353
 Shares Issued in Lieu of Cash Distributions..........       3,423       205          730       48
 Shares Redeemed......................................     (61,998)   (3,124)      (7,953)    (486)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Class R1 Shares............ $   (49,572)   (2,442) $    (1,436)     (85)
                                                       ===========  ========  ===========  =======
Class R2 Shares
 Shares Issued........................................ $    10,505       520  $     4,727      288
 Shares Issued in Lieu of Cash Distributions..........         923        55          162       11
 Shares Redeemed......................................      (5,597)     (281)      (4,413)    (273)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     5,831       294  $       476       26
                                                       ===========  ========  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 1,049,705    53,476  $   772,443   47,901
 Shares Issued in Lieu of Cash Distributions..........     189,447    11,289       39,875    2,618
 Shares Redeemed......................................  (1,045,053)  (52,845)    (649,785) (39,847)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   194,099    11,920  $   162,533   10,672
                                                       ===========  ========  ===========  =======

EMERGING MARKETS VALUE PORTFOLIO
Class R2 Shares
 Shares Issued........................................ $    27,484       947  $    61,477    2,199
 Shares Issued in Lieu of Cash Distributions..........       3,927       137        2,784      106
 Shares Redeemed......................................     (27,940)     (973)     (40,795)  (1,486)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     3,471       111  $    23,466      819
                                                       ===========  ========  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 4,212,669   148,010  $ 5,047,163  179,634
 Shares Issued in Lieu of Cash Distributions..........     652,656    22,854      436,347   16,644
 Shares Redeemed......................................  (2,940,034) (104,206)  (2,278,812) (81,493)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 1,925,291    66,658  $ 3,204,698  114,785
                                                       ===========  ========  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R1 and Class R2 Shares.

   The Board of Directors of the Fund authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed Class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares had a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion. Additionally, the capital share activity in the Statement of Changes in Net Assets and capital share activity earlier in this note shows the reduction of shares as a result of the conversion.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. REPURCHASE AGREEMENTS: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. FORWARD CURRENCY CONTRACTS: Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2013, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

ENHANCED U.S. LARGE COMPANY PORTFOLIO*

                                                              UNREALIZED
                                                                FOREIGN
      SETTLEMENT CURRENCY          CONTRACT      VALUE AT      EXCHANGE
         DATE    AMOUNT** CURRENCY  AMOUNT   OCTOBER 31, 2013 GAIN (LOSS)
      ---------- -------- -------- --------  ---------------- -----------
       11/13/13    8,387    Euro   $ 11,342      $ 11,387        $ 45
       11/13/13    8,294    Euro     11,270        11,260         (10)
       11/13/13   (2,071)   Euro     (2,799)       (2,811)        (12)

                                                                   UNREALIZED
                                                                     FOREIGN
 SETTLEMENT CURRENCY                    CONTRACT      VALUE AT      EXCHANGE
    DATE    AMOUNT**      CURRENCY       AMOUNT   OCTOBER 31, 2013 GAIN (LOSS)
 ---------- -------- ------------------ --------  ---------------- -----------
  11/13/13   (2,124) Euro               $ (2,893)     $ (2,884)       $   9
  11/13/13   (4,078) Euro                 (5,518)       (5,537)         (19)
  11/13/13   (8,408) Euro                (11,145)      (11,416)        (271)
  11/04/13    6,278  New Zealand Dollar    5,183         5,185            2
  11/04/13   (4,082) New Zealand Dollar   (3,367)       (3,371)          (4)
  11/04/13   (6,273) New Zealand Dollar   (5,211)       (5,181)          30
  12/05/13   (6,287) New Zealand Dollar   (5,180)       (5,182)          (2)
  11/12/13   (3,096) UK Pound Sterling    (4,979)       (4,964)          15
                                        --------      --------        -----
                                        $(13,297)     $(13,514)       $(217)
                                        ========      ========        =====

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO*

                                                                   UNREALIZED
                                                                     FOREIGN
  SETTLEMENT CURRENCY                   CONTRACT      VALUE AT      EXCHANGE
     DATE    AMOUNT**      CURRENCY      AMOUNT   OCTOBER 31, 2013 GAIN (LOSS)
  ---------- --------  ---------------- --------  ---------------- -----------
   11/19/13    (1,991) Denmark Krone    $   (359)     $   (364)       $ (5)
   12/09/13    (5,621) Euro               (7,646)       (7,632)         14
   11/15/13   (19,866) Hong Kong Dollar   (2,562)       (2,562)         --
   12/30/13  (586,231) Japanese Yen       (6,040)       (5,964)         76
   12/13/13    (1,885) Swiss Franc        (2,021)       (2,078)        (57)
                                        --------      --------        ----
                                        $(18,628)     $(18,600)       $ 28
                                        ========      ========        ====

* During the year ended October 31, 2013, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average contract amount of forward currency contracts was $70,028 and $14,609 (in thousands), respectively.

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. FUTURES CONTRACTS: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio use stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R) and S&P 500 Index(R) Emini, respectively, in the normal course of pursuing their investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2013, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                                              APPROXIMATE
                                                   EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                DESCRIPTION           DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                           ----------------------- ---------- ---------- -------- ----------- -----------
Enhanced U.S. Large
  Company Portfolio....... S&P 500 Index(R)         12/20/13     467     $204,429   $7,914         --
Selectively Hedged Global
  Equity Portfolio........ S&P 500 Index(R) Emini   12/20/13      39        3,414      133       $160

  Securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2013, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average notional contract amount basis contract amount of outstanding futures contracts were $187,291 and $2,501 (in thousands), respectively.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2013:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Payables: Futures Margin
                             Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2013 (amounts in thousands):

                                                  ASSET DERIVATIVES VALUE
                                            -----------------------------------
                                              TOTAL VALUE     FOREIGN
                                                   AT        EXCHANGE   EQUITY
                                            OCTOBER 31, 2013 CONTRACTS CONTRACTS
-                                           ---------------- --------- ---------
Enhanced U.S. Large Company Portfolio......      $8,015        $ 101    $7,914*
Selectively Hedged Global Equity Portfolio.         223           90       133*

                                                LIABILITY DERIVATIVES VALUE
                                            -----------------------------------
                                              TOTAL VALUE     FOREIGN
                                                   AT        EXCHANGE   EQUITY
                                            OCTOBER 31, 2013 CONTRACTS CONTRACTS
-                                           ---------------- --------- ---------
Enhanced U.S. Large Company Portfolio......      $ (318)       $(318)       --
Selectively Hedged Global Equity Portfolio.         (62)         (62)       --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2013 (amounts in thousands):

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts
Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2013 (amounts in thousands):

                                                       REALIZED GAIN (LOSS) ON
                                                     DERIVATIVES RECOGNIZED IN INCOME
                                                     -------------------------------
                                                                 FOREIGN
                                                                EXCHANGE    EQUITY
                                                      TOTAL     CONTRACTS  CONTRACTS
                                                      -------   ---------  ---------
Enhanced U.S. Large Company Portfolio............... $39,706      $(738)    $40,444
U.S. Targeted Value Portfolio*......................   4,864         --       4,864
U.S. Small Cap Value Portfolio*.....................   4,175         --       4,175
U.S. Vector Equity Portfolio*.......................     (48)        --         (48)
U.S. Small Cap Portfolio*...........................    (331)        --        (331)
U.S. Micro Cap Portfolio*...........................    (423)        --        (423)
International Small Company Portfolio*..............     (29)        --         (29)
Continental Small Company Portfolio*................      29         --          29
DFA International Real Estate Securities Portfolio*.     888         --         888
Selectively Hedged Global Equity Portfolio..........     813        268         545
Emerging Markets Small Cap Portfolio*...............     457         --         457

                                                         CHANGE IN UNREALIZED
                                                     APPRECIATION (DEPRECIATION) ON
                                                     DERIVATIVES RECOGNIZED IN INCOME
                                                     -------------------------------
                                                                 FOREIGN
                                                                EXCHANGE    EQUITY
                                                      TOTAL     CONTRACTS  CONTRACTS
                                                      -------   ---------  ---------
Enhanced U.S. Large Company Portfolio............... $ 6,052      $ 964     $ 5,088
Selectively Hedged Global Equity Portfolio..........     272        122         150

* As of October 31, 2013, there were no futures contracts outstanding. During the year ended October 31, 2013, the Portfolios had limited activity in futures contracts.

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                               WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                             INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                             ------------- ------------ ------------ -------- ---------------
U.S. Targeted Value Portfolio...............     0.91%       $ 4,884         14        $ 2        $10,912
U.S. Small Cap Value Portfolio..............     0.87%         3,717         17          2         10,728
U.S. Core Equity 1 Portfolio................     0.86%         5,556         13          2         12,118
U.S. Core Equity 2 Portfolio................     0.85%        11,512         12          3         26,857
U.S. Small Cap Portfolio....................     0.91%         4,540          1         --          4,540
U.S. Micro Cap Portfolio....................     0.85%         3,328         23          2          7,874
DFA Real Estate Securities Portfolio........     0.89%         3,978         11          1          7,104
Large Cap International Portfolio...........     0.88%        24,396         15          9         37,795
International Core Equity Portfolio.........     0.87%        17,268         21          9         45,610
International Small Company Portfolio.......     0.83%         4,193          1         --          4,193
DFA International Real Estate Securities
  Portfolio.................................     0.83%           358          1         --            358
DFA Global Real Estate Securities Portfolio.     0.83%         1,195          3         --          1,573
DFA International Small Cap Value Portfolio.     0.85%        18,409         90         39         58,797
International Vector Equity Portfolio.......     0.85%         1,225          8         --          2,787
World ex U.S. Value Portfolio...............     0.87%           834         22         --          5,473
World ex U.S. Targeted Value Portfolio......     0.84%           426          9         --          1,067
World ex U.S. Core Equity Portfolio.........     0.84%           312         20         --          1,484

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that each Portfolio's available line of credit was utilized.

   At October 31, 2013 only the DFA International Small Cap Value Portfolio had outstanding borrowings under the lines of credit of $4,016 (in thousands).

J. SECURITIES LENDING:

   As of October 31, 2013, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                               MARKET
                                                               VALUE
                                                              --------
          Large Cap International Portfolio.................. $ 19,115
          International Core Equity Portfolio................   54,401
          DFA International Real Estate Securities Portfolio.    1,189
          DFA International Small Cap Value Portfolio........   42,290
          International Vector Equity Portfolio..............    5,783
          Emerging Markets Core Equity Portfolio.............  374,335

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

N. OTHER:

   At October 31, 2013, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                   APPROXIMATE
                                                                                    PERCENTAGE
                                                                      NUMBER OF   OF OUTSTANDING
                                                                     SHAREHOLDERS     SHARES
                                                                     ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class
  Shares............................................................      5             85%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.......      3             99%
U.S. Large Cap Value Portfolio -- Institutional Class Shares........      3             73%
U.S. Targeted Value Portfolio -- Class R1 Shares....................      4             95%
U.S. Targeted Value Portfolio -- Class R2 Shares....................      6             81%
U.S. Targeted Value Portfolio -- Institutional Class Shares.........      3             62%
U.S. Small Cap Value Portfolio -- Institutional Class Shares........      3             60%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares..........      4             74%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares..........      6             81%
U.S. Vector Equity Portfolio -- Institutional Class Shares..........      5             95%
U.S. Small Cap Portfolio -- Institutional Class Shares..............      3             48%
U.S. Micro Cap Portfolio -- Institutional Class Shares..............      4             70%
DFA Real Estate Securities Portfolio -- Institutional Class
  Shares............................................................      4             85%
Large Cap International Portfolio -- Institutional Class Shares.....      3             69%
International Core Equity Portfolio -- Institutional Class Shares...      4             75%
International Small Company Portfolio -- Institutional Class
  Shares............................................................      4             57%
Japanese Small Company Portfolio -- Institutional Class Shares......      4             82%
Asia Pacific Small Company Portfolio -- Institutional Class
  Shares............................................................      3             87%
United Kingdom Small Company Portfolio -- Institutional Class
  Shares............................................................      3             94%
Continental Small Company Portfolio -- Institutional Class
  Shares............................................................      5             95%
DFA International Real Estate Securities Portfolio -- Institutional
  Class Shares......................................................      4             93%
DFA Global Real Estate Securities Portfolio -- Institutional Class
  Shares............................................................      3             82%
DFA International Small Cap Value Portfolio -- Institutional Class
  Shares............................................................      3             57%
International Vector Equity Portfolio -- Institutional Class
  Shares............................................................      4             87%
World ex U.S. Value Portfolio -- Institutional Class Shares.........      5             84%
World ex U.S. Targeted Value Portfolio -- Institutional Class
  Shares............................................................      3            100%
World ex U.S. Core Equity Portfolio -- Institutional Class Shares...      2             97%
Selectively Hedged Global Equity Portfolio..........................      3             96%
Emerging Markets Portfolio -- Institutional Class Shares............      4             68%
Emerging Markets Small Cap Portfolio -- Institutional Class
  Shares............................................................      4             51%
Emerging Markets Value Portfolio -- Class R2 Shares.................      5             85%
Emerging Markets Value Portfolio -- Institutional Class Shares......      2             28%
Emerging Markets Core Equity Portfolio -- Institutional Class
  Shares............................................................      3             59%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and the Court currently is coordinating with the parties to establish a schedule for motions to dismiss in the Committee Action.

   Litigation counsel to the U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to the U.S. Large Cap Value Series arising from the Lawsuits. Until the U.S. Large Cap Value Series can do so, no reduction of the net asset value of the U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of the U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of the U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by the U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by the U.S. Large Cap Value Series.

P. SUBSEQUENT EVENT EVALUATIONS:

   On December 13, 2013, the Board of DFAIDG voted to approve the combination of the Investment Advisory Agreement and the Administration Agreement (together, the "Current Agreements") into a bundled Investment Management Agreement for each of the following five Portfolios: U.S. Small Cap Portfolio, U.S. Small Cap Value Portfolio, U.S. Micro Cap Portfolio, Enhanced U.S. Large Company Portfolio, and U.S. Targeted Value Portfolio. It is expected that each Investment Management Agreement will become effective on February 28, 2014. The nature and level of services to the Portfolios under the Investment Management Agreements will be the same as under the Current Agreements. When the Investment Management Agreements become effective, each Portfolio will pay the Advisor an investment management fee that is equal to the sum of the current investment advisory fee and current administration fee that is paid by the Portfolio to the Advisor under the Current Agreements.

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, and Emerging Markets Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2013, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodians, brokers, and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO VS.
DOW JONES-UBS COMMODITY INDEX TOTAL RETURN
NOVEMBER 9, 2010-OCTOBER 31, 2013

                                    [CHART]

                       DFA Commodity              Dow Jones-UBS Commodity
                     Strategy Portfolio             Index Total Return
                 -------------------------     ----------------------------
 11/9/2010                $10,000                         $10,000
11/30/2010                  9,480                           9,414
12/31/2010                 10,464                          10,420
 1/31/2011                 10,584                          10,525
 2/28/2011                 10,804                          10,664
 3/31/2011                 11,010                          10,884
 4/30/2011                 11,440                          11,261
 5/31/2011                 10,889                          10,691
 6/30/2011                 10,337                          10,152
 7/31/2011                 10,678                          10,452
 8/31/2011                 10,788                          10,557
 9/30/2011                  9,187                           9,001
10/31/2011                  9,798                           9,597
11/30/2011                  9,538                           9,384
12/31/2011                  9,199                           9,032
 1/31/2012                  9,480                           9,256
 2/29/2012                  9,752                           9,506
 3/31/2012                  9,360                           9,112
 4/30/2012                  9,299                           9,074
 5/31/2012                  8,494                           8,245
 6/30/2012                  8,889                           8,698
 7/31/2012                  9,494                           9,261
 8/31/2012                  9,676                           9,381
 9/30/2012                  9,840                           9,541
10/31/2012                  9,497                           9,171
11/30/2012                  9,547                           9,176
12/31/2012                  9,321                           8,937
 1/31/2013                  9,544                           9,151
 2/28/2013                  9,169                           8,777
 3/31/2013                  9,229                           8,836
 4/30/2013                  8,996                           8,590
 5/31/2013                  8,763                           8,397
 6/30/2013                  8,304                           8,001
 7/31/2013                  8,436                           8,110
 8/31/2013                  8,730                           8,386
 9/30/2013                  8,529                           8,172
10/31/2013                  8,438                           7,963              Past performance is not predictive of
                                                                               future performance.

                                                                               The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
                                                                               would pay on fund distributions or the
          AVERAGE ANNUAL         ONE             FROM                          redemption of fund shares.
          TOTAL RETURN           YEAR         11/09/2010
          -----------------------------------------------------                Dow Jones-UBS data provided by S&P
                                -11.15%         -5.55%                         Dow Jones Indices, LLC and UBS AG.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 COMMODITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2013

   During the fiscal year ended, October 31, 2013, commodities produced mostly negative returns. Stepping outside this trend were the petroleum based commodities which may have benefited from renewed Middle East concerns and continuing pipeline and refinery hurdles. Natural gas prices experienced a substantial decline in part likely due to lower demand and increased supply in a market less restrained by delivery and refinery bottlenecks. Corn and wheat prices experienced significant declines in 2013 as the U.S. emerged from the 2012 drought with early signs of bumper corn crop followed by a much improved summer wheat harvest. As equity markets surged and evidence of lower inflation expectations emerged, silver and gold erased nearly half the value created in a ten year rally that ended at the beginning of the period. Industrial metals saw modest drops on increased supply.

DFA COMMODITY STRATEGY PORTFOLIO

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio gains exposure to commodities markets by investing in derivative instruments, swap agreements, and other commodity-linked instruments. The Portfolio pursues commodity exposure based on sector weights of the Dow Jones-UBS Commodity Index Total Return (DJ-UBSCI). In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") identifies a broadly-diversified universe of eligible U.S. and foreign fixed income securities with precisely defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, Dimensional will generally focus investment in that longer-term area; otherwise, the Portfolio will generally focus investment in the short-term range of the eligible maturity range.

   For the 12 months ended October 31, 2013, the total return was -11.15% for the Portfolio and -12.21% for the Dow Jones-UBS Commodity Index Total Return. The Portfolio's outperformance came from a combination of both the flexibility the Portfolio maintains relative to the benchmark in regards to its management of futures contract expirations and the Portfolio's investment in fixed income securities.

   The Portfolio gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures. The Portfolio's commodity swaps provided exposure to the 22 commodities found in the Dow Jones-UBS Commodity Index Total Return whose returns for the period ranged from +10.19% (WTI crude oil) to -38.88% (coffee).

   While the Portfolio has derivative exposure to commodities, the majority of the assets were invested in fixed income securities. The fixed income component duration decreased slightly from 1.85 to 1.82 years during the period. The Portfolio benefited from the exposure to longer duration relative to its short-term obligations on its derivatives. It also benefited from its credit exposure during a period where credit spreads narrowed. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           SIX MONTHS ENDED OCTOBER 31, 2013
   EXPENSE TABLES
                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     05/01/13  10/31/13    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   DFA COMMODITY STRATEGY PORTFOLIO
   --------------------------------
   Actual Fund Return............... $1,000.00 $  937.90    0.34%    $1.66
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.49    0.34%    $1.73

----------

* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       DFA COMMODITY STRATEGY PORTFOLIO
              Corporate....................................  46.6%
              Foreign Corporate............................  22.5%
              Foreign Government...........................   3.1%
              Government...................................  26.3%
              Supranational................................   1.5%
                                                            -----
                                                            100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
BONDS -- (73.7%)
AUSTRALIA -- (3.3%)
BHP Billiton Finance USA, Ltd.
    5.500%, 04/01/14.............................   $     960 $   980,442
Commonwealth Bank of Australia
    1.250%, 09/18/15.............................       4,780   4,836,132
National Australia Bank, Ltd.
    5.500%, 05/20/15............................. EUR   6,500   9,487,697
Westpac Banking Corp.
    4.200%, 02/27/15.............................       9,500   9,966,782
                                                              -----------
TOTAL AUSTRALIA..................................              25,271,053
                                                              -----------

CANADA -- (6.1%)
Bank of Nova Scotia
    1.850%, 01/12/15.............................       6,400   6,503,782
    3.400%, 01/22/15.............................       1,800   1,863,149
    2.050%, 10/07/15.............................       2,500   2,567,370
Barrick Gold Finance Co.
    4.875%, 11/15/14.............................       2,200   2,284,333
Enbridge, Inc.
    5.800%, 06/15/14.............................       1,900   1,954,481
    4.900%, 03/01/15.............................       1,500   1,579,136
Husky Energy, Inc.
    5.900%, 06/15/14.............................       2,500   2,579,240
Ontario, Province of Canada
    2.300%, 05/10/16.............................       5,000   5,196,160
Potash Corp. of Saskatchewan, Inc.
    3.750%, 09/30/15.............................       1,830   1,926,485
Royal Bank of Canada
    0.800%, 10/30/15.............................       2,500   2,511,975
    2.625%, 12/15/15.............................       2,500   2,600,817
Thomson Reuters Corp.
    5.700%, 10/01/14.............................         800     837,010
Toronto-Dominion Bank (The)
    5.375%, 05/14/15............................. EUR   4,000   5,833,228
    2.500%, 07/14/16.............................       2,500   2,603,477
TransAlta Corp.
    4.750%, 01/15/15.............................       2,508   2,612,709
TransCanada PipeLines, Ltd.
    3.400%, 06/01/15.............................       3,106   3,242,518
                                                              -----------
TOTAL CANADA.....................................              46,695,870
                                                              -----------

FRANCE -- (1.4%)
Agence Francaise de Developpement
    2.500%, 07/15/15.............................       3,000   3,098,520
BNP Paribas SA
    3.250%, 03/11/15.............................       4,035   4,171,484
Orange SA
    4.375%, 07/08/14.............................       3,231   3,307,549
    2.125%, 09/16/15.............................         500     508,988
                                                              -----------
TOTAL FRANCE.....................................              11,086,541
                                                              -----------

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
GERMANY -- (0.4%)
Deutsche Bank AG
    3.875%, 08/18/14.............................   $   1,750 $ 1,796,307
    3.250%, 01/11/16.............................       1,000   1,050,266
                                                              -----------
TOTAL GERMANY....................................               2,846,573
                                                              -----------
JAPAN -- (1.6%)
Japan Bank for International Cooperation
    2.250%, 07/13/16.............................       8,000   8,303,824
Nomura Holdings, Inc.
    5.000%, 03/04/15.............................       3,500   3,670,349
                                                              -----------
TOTAL JAPAN......................................              11,974,173
                                                              -----------
NETHERLANDS -- (5.1%)
Aegon NV
    4.625%, 12/01/15.............................       3,489   3,736,754
Bank Nederlandse Gemeenten
    2.750%, 07/01/15.............................       9,500   9,856,060
Cooperatieve Centrale Raiffeisen-
 Boerenleenbank BA
    3.125%, 02/05/15............................. CAD   7,000   6,823,162
    2.125%, 10/13/15.............................       7,000   7,186,669
Deutsche Telekom International Finance BV
    4.875%, 07/08/14.............................       1,900   1,955,066
Nederlandse Waterschapsbank NV
    2.000%, 09/09/15.............................       9,000   9,244,674
                                                              -----------
TOTAL NETHERLANDS................................              38,802,385
                                                              -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (1.5%)
European Investment Bank
    6.500%, 09/10/14............................. NZD   2,531   2,145,833
Nordic Investment Bank
    7.500%, 04/15/15............................. NZD  11,000   9,607,162
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              11,752,995
                                                              -----------
SWEDEN -- (3.8%)
Nordea Bank AB
    2.750%, 08/11/15............................. EUR   5,000   7,048,063
Svensk Exportkredit AB
    2.125%, 07/13/16.............................       7,000   7,260,589
Svenska Handelsbanken AB
    1.500%, 07/06/15............................. EUR   7,000   9,654,792
    3.125%, 07/12/16.............................       5,000   5,256,480
                                                              -----------
TOTAL SWEDEN.....................................              29,219,924
                                                              -----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT^   VALUE+
                                                       -------   ------
                                                        (000)
SWITZERLAND -- (0.3%)
Credit Suisse New York
    5.500%, 05/01/14............................. $        250 $   256,292
    3.500%, 03/23/15.............................        1,000   1,039,644
UBS AG
    3.875%, 01/15/15.............................        1,163   1,207,444
                                                               -----------
TOTAL SWITZERLAND................................                2,503,380
                                                               -----------
UNITED KINGDOM -- (3.6%)
Barclays Bank P.L.C.
    5.200%, 07/10/14.............................        1,500   1,548,627
BP Capital Markets P.L.C.
    5.250%, 11/07/13.............................        3,500   3,501,015
British Telecommunications P.L.C.
    2.000%, 06/22/15.............................        3,100   3,157,737
Lloyds Bank P.L.C.
    4.875%, 01/21/16.............................        5,000   5,396,695
Rio Tinto Finance USA P.L.C.
    1.125%, 03/20/15.............................        3,850   3,872,496
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................        6,300   6,452,334
Vodafone Group P.L.C.
    4.150%, 06/10/14.............................        1,825   1,864,155
    3.375%, 11/24/15.............................        2,000   2,098,058
                                                               -----------
TOTAL UNITED KINGDOM.............................               27,891,117
                                                               -----------
UNITED STATES -- (46.6%)
AbbVie, Inc.
    1.200%, 11/06/15.............................        4,000   4,027,968
ACE INA Holdings, Inc.
    5.875%, 06/15/14.............................        1,250   1,291,344
    2.600%, 11/23/15.............................        3,295   3,416,226
Aetna, Inc.
    6.000%, 06/15/16.............................        1,496   1,687,507
Aflac, Inc.
    3.450%, 08/15/15.............................        3,800   3,985,166
Air Products & Chemicals, Inc.
    2.000%, 08/02/16.............................        3,615   3,712,612
Allstate Corp. (The)
    5.000%, 08/15/14.............................        2,130   2,205,334
Altria Group, Inc.
    4.125%, 09/11/15.............................        2,170   2,299,033
American Express Credit Corp.
    5.125%, 08/25/14.............................        1,700   1,764,231
    1.750%, 06/12/15.............................        1,200   1,221,452
    2.750%, 09/15/15.............................        2,250   2,333,975
American International Group, Inc.
    3.000%, 03/20/15.............................        6,000   6,172,836
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................        1,625   1,781,575
Amgen, Inc.
    1.875%, 11/15/14.............................        1,825   1,850,368
    4.850%, 11/18/14.............................        1,000   1,044,713

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
UNITED STATES -- (Continued)
Anheuser-Busch InBev Worldwide, Inc.
    0.800%, 07/15/15............................. $       2,000 $2,009,190
Apple, Inc.
    0.450%, 05/03/16.............................        10,000  9,955,790
Assurant, Inc.
    5.625%, 02/15/14.............................         2,000  2,027,674
AT&T, Inc.
    2.500%, 08/15/15.............................         4,600  4,732,190
AutoZone, Inc.
    6.950%, 06/15/16.............................         3,000  3,423,804
Bank of America Corp.
    1.500%, 10/09/15.............................         5,000  5,043,090
    3.750%, 07/12/16.............................         1,500  1,595,907
BB&T Corp.
    5.700%, 04/30/14.............................         3,087  3,165,691
Berkshire Hathaway Finance Corp.
    4.850%, 01/15/15.............................         5,000  5,262,540
BlackRock, Inc.
    3.500%, 12/10/14.............................         2,000  2,067,870
Burlington Northern Santa Fe LLC
    4.875%, 01/15/15.............................           200    210,117
Capital One Financial Corp.
    6.250%, 11/15/13.............................           150    150,245
    7.375%, 05/23/14.............................         1,189  1,232,737
    2.150%, 03/23/15.............................         4,700  4,778,795
Cardinal Health, Inc.
    4.000%, 06/15/15.............................         3,000  3,153,489
Caterpillar Financial Services Corp.
    2.650%, 04/01/16.............................         5,000  5,213,965
CenterPoint Energy Resources Corp.
    6.150%, 05/01/16.............................         5,000  5,589,525
Charles Schwab Corp. (The)
    0.850%, 12/04/15.............................         3,000  3,003,879
Cisco Systems, Inc.
    1.625%, 03/14/14.............................         1,550  1,557,810
Citigroup, Inc.
    6.375%, 08/12/14.............................           636    663,907
    5.300%, 01/07/16.............................         2,716  2,946,129
CNA Financial Corp.
    5.850%, 12/15/14.............................         3,277  3,453,752
Coca-Cola Enterprises, Inc.
    1.125%, 11/12/13.............................         1,607  1,607,227
Comcast Corp.
    4.950%, 06/15/16.............................         3,500  3,861,242
Comerica, Inc.
    3.000%, 09/16/15.............................         2,277  2,371,762
Computer Sciences Corp.
    2.500%, 09/15/15.............................         3,558  3,643,705

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
UNITED STATES -- (Continued)
Consolidated Edison Co. of New York, Inc.
    4.700%, 02/01/14............................. $         400 $  404,035
CVS Caremark Corp.
    3.250%, 05/18/15.............................         1,000  1,039,406
Daimler Finance North America LLC
    6.500%, 11/15/13.............................         2,100  2,103,564
DIRECTV Holdings LLC / DIRECTV
Financing Co., Inc.
    4.750%, 10/01/14.............................         1,500  1,555,052
    3.500%, 03/01/16.............................         5,000  5,236,805
Dominion Resources, Inc.
    5.150%, 07/15/15.............................         1,400  1,500,374
    2.250%, 09/01/15.............................         5,000  5,132,045
Dow Chemical Co. (The)
    2.500%, 02/15/16.............................         1,000  1,035,552
Eastman Chemical Co.
    3.000%, 12/15/15.............................         1,000  1,040,022
Ecolab, Inc.
    1.000%, 08/09/15.............................         2,000  2,005,328
Emerson Electric Co.
    5.625%, 11/15/13.............................         1,200  1,201,766
Enbridge Energy Partners L.P.
    5.350%, 12/15/14.............................         1,475  1,548,818
Energy Transfer Partners L.P.
    5.950%, 02/01/15.............................         1,200  1,272,361
Enterprise Products Operating LLC
    5.600%, 10/15/14.............................         2,666  2,790,894
EOG Resources, Inc.
    2.950%, 06/01/15.............................         2,440  2,531,261
    2.500%, 02/01/16.............................         1,325  1,374,307
Exelon Corp.
    4.900%, 06/15/15.............................           500    529,780
Exelon Generation Co. LLC
    5.350%, 01/15/14.............................         1,100  1,110,129
Express Scripts Holding Co.
    2.100%, 02/12/15.............................         4,000  4,063,120
    3.125%, 05/15/16.............................         1,975  2,072,462
Fifth Third Bancorp
    3.625%, 01/25/16.............................         1,000  1,055,520
Fifth Third Bank
    0.900%, 02/26/16.............................         2,000  1,992,132
Ford Motor Credit Co. LLC
    12.000%, 05/15/15............................         3,500  4,072,435
Freeport-McMoRan Copper & Gold, Inc.
    1.400%, 02/13/15.............................         3,996  4,016,284
General Electric Capital Corp.
    2.150%, 01/09/15.............................         6,000  6,119,154
    1.625%, 07/02/15.............................         2,000  2,032,202
Gilead Sciences, Inc.
    2.400%, 12/01/14.............................         3,000  3,056,091

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
UNITED STATES -- (Continued)
Goldman Sachs Group, Inc. (The)
    3.300%, 05/03/15............................. $       3,500 $3,622,444
Google, Inc.
    2.125%, 05/19/16.............................         6,000  6,224,196
Hartford Financial Services Group, Inc.
    4.000%, 03/30/15.............................         1,400  1,460,812
Hess Corp.
    7.000%, 02/15/14.............................           175    177,965
Hewlett-Packard Co.
    2.625%, 12/09/14.............................         1,300  1,323,257
HSBC USA, Inc.
    2.375%, 02/13/15.............................         2,000  2,046,018
Humana, Inc.
    6.450%, 06/01/16.............................         4,500  5,043,060
Johnson Controls, Inc.
    5.500%, 01/15/16.............................         1,282  1,402,513
JPMorgan Chase & Co.
    3.700%, 01/20/15.............................         2,800  2,900,626
    3.400%, 06/24/15.............................         1,000  1,041,719
KeyCorp
    3.750%, 08/13/15.............................         3,000  3,150,111
Lorillard Tobacco Co.
    3.500%, 08/04/16.............................         4,000  4,220,124
Lowe's Cos., Inc.
    5.000%, 10/15/15.............................         1,050  1,137,528
Marathon Oil Corp.
    0.900%, 11/01/15.............................         1,140  1,140,961
Marsh & McLennan Cos., Inc.
    5.750%, 09/15/15.............................         1,916  2,082,361
Medtronic, Inc.
    4.750%, 09/15/15.............................         1,087  1,170,416
MetLife, Inc.
    2.375%, 02/06/14.............................           420    422,145
    5.500%, 06/15/14.............................         1,250  1,288,560
    5.000%, 06/15/15.............................           500    533,653
    6.750%, 06/01/16.............................         3,000  3,437,859
Mondelez International, Inc.
    4.125%, 02/09/16.............................         3,716  3,963,813
Morgan Stanley
    3.800%, 04/29/16.............................         6,000  6,339,840
NASDAQ OMX Group, Inc. (The)
    4.000%, 01/15/15.............................         2,800  2,896,152
NextEra Energy Capital Holdings, Inc.
    2.550%, 11/15/13.............................           750    750,400
Occidental Petroleum Corp.
    1.450%, 12/13/13.............................         1,000  1,001,215
Omnicom Group, Inc.
    5.900%, 04/15/16.............................         1,750  1,948,935
ONEOK, Inc.
    5.200%, 06/15/15.............................         1,000  1,061,186
PACCAR Financial Corp.
    0.750%, 08/14/15.............................         2,000  2,008,570

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
UNITED STATES -- (Continued)
PepsiCo, Inc.
    0.700%, 08/13/15.............................   $     5,595 $5,607,096
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    3.950%, 09/15/15.............................         2,830  2,991,780
PNC Funding Corp.
    5.400%, 06/10/14.............................         2,075  2,136,161
    4.250%, 09/21/15.............................           600    638,531
PPG Industries, Inc.
    1.900%, 01/15/16.............................         2,050  2,084,602
Procter & Gamble Co. (The)
    4.500%, 05/12/14............................. EUR     4,000  5,547,927
Progress Energy, Inc.
    5.625%, 01/15/16.............................         2,000  2,198,458
Prudential Financial, Inc.
    3.875%, 01/14/15.............................         1,000  1,037,274
    6.200%, 01/15/15.............................         2,448  2,604,883
Quest Diagnostics, Inc.
    5.450%, 11/01/15.............................         4,000  4,325,932
Qwest Corp.
    7.500%, 10/01/14.............................         2,300  2,430,401
Reynolds American, Inc.
    1.050%, 10/30/15.............................         4,000  4,006,504
Safeway, Inc.
    5.625%, 08/15/14.............................         4,500  4,626,990
Sempra Energy
    2.000%, 03/15/14.............................           416    418,176
Sherwin-Williams Co. (The)
    3.125%, 12/15/14.............................         1,048  1,077,526
Southern Power Co.
    4.875%, 07/15/15.............................         3,660  3,904,235
Spectra Energy Capital LLC
    5.500%, 03/01/14.............................         1,500  1,522,094
    5.668%, 08/15/14.............................           955    991,163
SunTrust Banks, Inc.
    3.600%, 04/15/16.............................         4,000  4,242,620
Target Corp.
    5.875%, 07/15/16.............................           325    369,446
TD Ameritrade Holding Corp.
    4.150%, 12/01/14.............................         2,350  2,438,064
Textron, Inc.
    6.200%, 03/15/15.............................         1,500  1,602,257
Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15.............................         2,250  2,320,697
    2.250%, 08/15/16.............................         2,953  3,019,587
Time Warner Cable, Inc.
    3.500%, 02/01/15.............................         4,000  4,114,304
Toyota Motor Credit Corp.
    1.000%, 02/17/15.............................         3,000  3,024,282
    0.875%, 07/17/15.............................         2,000  2,014,134
Union Bank NA
    2.125%, 12/16/13.............................         1,400  1,403,023
    3.000%, 06/06/16.............................         1,000  1,053,850

                                                           FACE
                                                          AMOUNT^    VALUE+
                                                          -------    ------
                                                           (000)
UNITED STATES -- (Continued)
UnitedHealth Group, Inc.
      5.000%, 08/15/14.............................  $      1,170 $  1,212,522
Valero Energy Corp.
      4.750%, 04/01/14.............................         1,125    1,144,494
      4.500%, 02/01/15.............................           900      940,535
Verizon Communications, Inc.
      0.700%, 11/02/15.............................         3,000    2,990,118
      5.550%, 02/15/16.............................         2,400    2,637,326
Viacom, Inc.
      4.375%, 09/15/14.............................         1,229    1,268,054
Walgreen Co.
      1.000%, 03/13/15.............................         3,720    3,734,162
Walt Disney Co. (The)
      0.875%, 12/01/14.............................         1,500    1,509,917
WellPoint, Inc.
      5.000%, 12/15/14.............................         2,500    2,619,695
      5.250%, 01/15/16.............................         3,000    3,271,287
Wells Fargo & Co.
      3.750%, 10/01/14.............................         2,300    2,369,591
      1.250%, 02/13/15.............................         1,000    1,008,132
      1.500%, 07/01/15.............................         2,500    2,534,633
Williams Partners L.P.
      3.800%, 02/15/15.............................         2,300    2,383,414
Xerox Corp.
      4.250%, 02/15/15.............................         3,500    3,645,974
Yum! Brands, Inc.
      4.250%, 09/15/15.............................         2,485    2,636,985
Zimmer Holdings, Inc.
      1.400%, 11/30/14.............................         1,000    1,005,338
                                                                  ------------
TOTAL UNITED STATES................................                357,867,884
                                                                  ------------
TOTAL BONDS........................................                565,911,895
                                                                  ------------
AGENCY OBLIGATIONS -- (15.7%)
Federal Home Loan Bank
      0.375%, 06/24/16.............................        15,000   14,977,785
Federal Home Loan Mortgage Corporation
      5.250%, 04/18/16.............................        30,000   33,478,110
Federal National Mortgage Association
      0.500%, 03/30/16.............................        72,000   72,011,016
                                                                  ------------
TOTAL AGENCY OBLIGATIONS...........................                120,466,911
                                                                  ------------

U.S. TREASURY OBLIGATIONS -- (10.6%)
U.S. Treasury Notes
++^^  0.375%, 11/15/15.............................        53,000   53,049,714
      1.000%, 10/31/16.............................        28,000   28,330,316
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS....................                 81,380,030
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $764,976,576)................................               $767,758,836
                                                                  ============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ---------------------------------------------
                                           LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                          ---------  ------------  ------- ------------
Bonds
  Australia..............................        --  $ 25,271,053    --    $ 25,271,053
  Canada.................................        --    46,695,870    --      46,695,870
  France.................................        --    11,086,541    --      11,086,541
  Germany................................        --     2,846,573    --       2,846,573
  Japan..................................        --    11,974,173    --      11,974,173
  Netherlands............................        --    38,802,385    --      38,802,385
  Supranational Organization Obligations.        --    11,752,995    --      11,752,995
  Sweden.................................        --    29,219,924    --      29,219,924
  Switzerland............................        --     2,503,380    --       2,503,380
  United Kingdom.........................        --    27,891,117    --      27,891,117
  United States..........................        --   357,867,884    --     357,867,884
Agency Obligations.......................        --   120,466,911    --     120,466,911
U.S. Treasury Obligations................        --    81,380,030    --      81,380,030
Swap Agreements**........................        --    (5,585,539)   --      (5,585,539)
Futures Contracts**...................... $(567,936)           --    --        (567,936)
Forward Currency Contracts**.............        --      (785,037)   --        (785,037)
                                          ---------  ------------    --    ------------
TOTAL.................................... $(567,936) $761,388,260    --    $760,820,324
                                          =========  ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)


ASSETS:
Investments at Value................................................................... $    767,759
Temporary Cash.........................................................................       10,380
Segregated Cash for Swap Contracts.....................................................        1,665
Cash...................................................................................        6,395
Receivables:
  Interest.............................................................................        5,481
  Fund Shares Sold.....................................................................        1,649
Unrealized Gain on Swap Contracts......................................................        7,681
Unrealized Gain on Forward Currency Contracts..........................................          171
Prepaid Expenses and Other Assets......................................................           36
                                                                                        ------------
     Total Assets......................................................................      801,217
                                                                                        ------------
LIABILITIES:
Payables:
  Due to Custodian.....................................................................            3
  Fund Shares Redeemed.................................................................          279
  Due to Advisor.......................................................................          198
  Futures Margin Variation.............................................................          109
Unrealized Loss on Swap Contracts......................................................       13,267
Unrealized Loss on Forward Currency Contracts..........................................          956
Accrued Expenses and Other Liabilities.................................................           91
                                                                                        ------------
     Total Liabilities.................................................................       14,903
                                                                                        ------------
NET ASSETS............................................................................. $    786,314
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................   94,697,328
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $       8.30
                                                                                        ============
Investments at Cost.................................................................... $    764,977
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $    788,190
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).        1,500
Accumulated Net Realized Gain (Loss)...................................................          770
Net Unrealized Foreign Exchange Gain (Loss)............................................         (774)
Net Unrealized Appreciation (Depreciation).............................................       (3,372)
                                                                                        ------------
NET ASSETS............................................................................. $    786,314
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  100,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Interest........................................................................................ $  6,268
                                                                                                   --------
     Total Investment Income......................................................................    6,268
                                                                                                   --------
EXPENSES
  Investment Advisory Services Fees...............................................................    2,227
  Accounting & Transfer Agent Fees................................................................       58
  Custodian Fees..................................................................................       25
  Filing Fees.....................................................................................       87
  Shareholders' Reports...........................................................................       41
  Directors'/Trustees' Fees & Expenses............................................................        6
  Professional Fees...............................................................................       49
  Other...........................................................................................       16
                                                                                                   --------
     Total Expenses...............................................................................    2,509
                                                                                                   --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note D).     (345)
  Fees Paid Indirectly............................................................................      (24)
                                                                                                   --------
  Net Expenses....................................................................................    2,140
                                                                                                   --------
  NET INVESTMENT INCOME (LOSS)....................................................................    4,128
                                                                                                   --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................................................      952
    Futures.......................................................................................   (1,683)
    Swap Contracts................................................................................  (68,369)
    Foreign Currency Transactions.................................................................   (1,229)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................................................       75
    Futures.......................................................................................     (717)
    Swap Contracts................................................................................   (6,861)
    Translation of Foreign Currency Denominated Amounts...........................................      715
                                                                                                   --------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................................................  (77,117)
                                                                                                   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................... $(72,989)
                                                                                                   ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                           YEAR       YEAR
                                                                                          ENDED      ENDED
                                                                                         OCT. 31,   OCT. 31,
                                                                                           2013       2012
                                                                                        ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................................................... $   4,128  $   2,616
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................       952      1,207
    Futures............................................................................    (1,683)    (2,170)
    Swap Contracts.....................................................................   (68,369)   (17,151)
    Foreign Currency Transactions......................................................    (1,229)     1,374
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................        75      1,848
    Futures............................................................................      (717)       112
    Swap Contracts.....................................................................    (6,861)     3,344
    Translation of Foreign Currency Denominated Amounts................................       715     (1,489)
                                                                                        ---------  ---------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................   (72,989)   (10,309)
                                                                                        ---------  ---------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................    (2,493)    (2,038)
  Net Short-Term Gains:
    Institutional Class Shares.........................................................      (472)      (151)
  Net Long-Term Gains:
    Institutional Class Shares.........................................................      (472)        --
                                                                                        ---------  ---------
     Total Distributions...............................................................    (3,437)    (2,189)
                                                                                        ---------  ---------
Capital Share Transactions (1):
  Shares Issued........................................................................   552,864    371,713
  Shares Issued in Lieu of Cash Distributions..........................................     3,267      2,084
  Shares Redeemed......................................................................  (151,470)  (134,001)
                                                                                        ---------  ---------
     Net Increase (Decrease) from Capital Share Transactions...........................   404,661    239,796
                                                                                        ---------  ---------
     Total Increase (Decrease) in Net Assets...........................................   328,235    227,298
NET ASSETS
  Beginning of Year....................................................................   458,079    230,781
                                                                                        ---------  ---------
  End of Year.......................................................................... $ 786,314  $ 458,079
                                                                                        =========  =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................................................    63,019     39,879
  Shares Issued in Lieu of Cash Distributions..........................................       366        232
  Shares Redeemed......................................................................   (17,417)   (14,994)
                                                                                        ---------  ---------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................    45,968     25,117
                                                                                        =========  =========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME). $   1,500  $   1,816

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                                             YEAR       YEAR
                                                                                                            ENDED      ENDED
                                                                                                           OCT. 31,   OCT. 31,
                                                                                                             2013       2012
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period..................................................................... $   9.40   $   9.77
                                                                                                          --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................................................     0.06       0.07
  Net Gains (Losses) on Securities (Realized and Unrealized).............................................    (1.10)     (0.37)
                                                                                                          --------   --------
   Total from Investment Operations......................................................................    (1.04)     (0.30)
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................................................    (0.04)     (0.06)
  Net Realized Gains.....................................................................................    (0.02)     (0.01)
                                                                                                          --------   --------
   Total Distributions...................................................................................    (0.06)     (0.07)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................................................................... $   8.30   $   9.40
========================================================================================================= ========   ========
Total Return.............................................................................................   (11.15)%    (3.08)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................................................... $786,314   $458,079
Ratio of Expenses to Average Net Assets..................................................................     0.34%      0.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of
 Previously Waived Fees and Fees Paid Indirectly)........................................................     0.40%      0.41%
Ratio of Net Investment Income to Average Net Assets.....................................................     0.66%      0.79%
Portfolio Turnover Rate..................................................................................       64%        69%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                              PERIOD
                                                                                                          NOV. 9, 2010(A)
                                                                                                            TO OCT. 31,
                                                                                                               2011
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.....................................................................    $  10.00
                                                                                                             --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................................................        0.07
  Net Gains (Losses) on Securities (Realized and Unrealized).............................................       (0.27)
                                                                                                             --------
   Total from Investment Operations......................................................................       (0.20)
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................................................       (0.03)
  Net Realized Gains.....................................................................................          --
                                                                                                             --------
   Total Distributions...................................................................................       (0.03)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...........................................................................    $   9.77
========================================================================================================= ===============
Total Return.............................................................................................       (2.02)%(D)
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................................................................    $230,781
Ratio of Expenses to Average Net Assets..................................................................        0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of
 Previously Waived Fees and Fees Paid Indirectly)........................................................        0.53%(C)(E)
Ratio of Net Investment Income to Average Net Assets.....................................................        0.64%(C)(E)
Portfolio Turnover Rate..................................................................................          50%(D)
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  CONSOLIDATED NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-six operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Portfolio.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter M of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of October 31, 2013, the Portfolio held $140,511,030 in the Subsidiary, representing 17.54% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. For the year ended October 31, 2013, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement, the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date. At October 31, 2013, there were no previously waived fees subjected to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the year ended October 31, 2013, approximately $345 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2013, expenses reduced were as follows (amounts in thousands):

                                                    FEES PAID
                                                    INDIRECTLY
                                                    ----------
                  DFA Commodity Strategy Portfolio.    $24

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $250 (amount in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $5

F. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2013, the Portfolio made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                       U.S. GOVERNMENT    OTHER INVESTMENT
                                          SECURITIES         SECURITIES
                                      ------------------ ------------------
                                      PURCHASES  SALES   PURCHASES  SALES
                                      --------- -------- --------- --------
    DFA Commodity Strategy Portfolio. $264,251  $162,427 $455,344  $222,937

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of bank income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     INCREASE       INCREASE
                                                    (DECREASE)     (DECREASE)
                                     INCREASE     UNDISTRIBUTED   ACCUMULATED
                                    (DECREASE)    NET INVESTMENT  NET REALIZED
                                  PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(69,244)       $(1,951)       $71,195

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS TOTAL
                                       -------------- ------------- ------
     DFA Commodity Strategy Portfolio
     2012.............................     $2,410         $ 37      $2,447
     2013.............................      2,965          472       3,437

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  UNDISTRIBUTED                                 TOTAL NET
                                  NET INVESTMENT                              DISTRIBUTABLE
                                    INCOME AND   UNDISTRIBUTED   UNREALIZED     EARNINGS
                                    SHORT-TERM     LONG-TERM    APPRECIATION  (ACCUMULATED
                                  CAPITAL GAINS  CAPITAL GAINS (DEPRECIATION)    LOSSES)
                                  -------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio.     $1,150         $451         $(3,362)       $(1,761)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolio did not have any capital loss carryforwards.

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                          NET
                                                                       UNREALIZED
                                  FEDERAL   UNREALIZED   UNREALIZED   APPRECIATION
                                  TAX COST APPRECIATION DEPRECIATION (DEPRECIATION)
                                  -------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $764,977    $3,782      $(1,000)       $2,782

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. FORWARD CURRENCY CONTRACTS: The Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   At October 31, 2013, the Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA COMMODITY STRATEGY PORTFOLIO*

                                                                 UNREALIZED
                                                      VALUE AT     FOREIGN
    SETTLEMENT CURRENCY                    CONTRACT  OCTOBER 31,  EXCHANGE
       DATE    AMOUNT**      CURRENCY       AMOUNT      2013     GAIN (LOSS)
    ---------- -------- ------------------ --------  ----------- -----------
     11/19/13   (7,176) Canadian Dollar    $ (6,965)  $ (6,879)     $  86
     11/18/13    5,416  Euro                  7,409      7,353        (56)
     11/18/13  (33,550) Euro                (44,654)   (45,554)      (900)
     11/18/13  (14,349) New Zealand Dollar  (11,926)   (11,841)        85
                                           --------   --------      -----
                                           $(56,136)  $(56,921)     $(785)
                                           ========   ========      =====

* During the year ended October 31, 2013, the Portfolio's average contract amount of forward currency contracts was $109,168 (in thousands):

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. COMMODITY-LINKED DERIVATIVES: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. SWAP AGREEMENTS: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap) or, in some instances, must be transacted through an futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because uncleared swaps are two-party contracts and may have terms of greater than seven days, these swap agreements may be considered to be illiquid. In addition, because uncleared swaps are not traded on exchanges, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make or receive.

   Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant's swap, but it does not eliminate those risks completely. Among other risks, there is a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position in a swap contract.

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   5. FUTURES CONTRACTS: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At October 31, 2013, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                               EXPIRATION NUMBER OF  CONTRACT UNREALIZED
      DESCRIPTION                 DATE    CONTRACTS*  AMOUNT  GAIN (LOSS)
      -----------              ---------- ---------- -------- -----------
      Brent Crude Oil Futures.  02/13/14      12      $1,292     $ --
      CBT Corn Futures........  03/14/14      48       1,054      (11)
      CBT Soybean Futures.....  01/14/14      29       1,836      (31)

                                  EXPIRATION NUMBER OF  CONTRACT UNREALIZED
   DESCRIPTION                       DATE    CONTRACTS*  AMOUNT  GAIN (LOSS)
   -----------                    ---------- ---------- -------- -----------
   CBT Wheat Futures.............  03/14/14      21     $   713     $ (11)
   Coffee 'C' Futures............  03/19/14      10         407        (6)
   Copper Futures................  03/27/14      18       1,489        (7)
   Cotton No.2 Futures...........  03/07/14      11         436        (4)
   Gasoline RBOB Futures.........  12/31/13       7         762        (5)
   Gold 100 oz Futures...........  02/26/14      15       1,987       (41)
   KCB Wheat Futures.............  03/14/14      21         779       (11)
   LME Nickel Futures............  01/13/14       5         438         2
   LME Prime Aluminum Futures....  01/13/14      22       1,019        (4)
   LME Zinc Futures..............  01/13/14      12         585         1
   Lean Hogs Futures.............  02/14/14      13         479       (11)
   Light Sweet Crude Oil Futures.  12/19/13      27       2,609      (102)
   Live Cattle Futures...........  02/28/14      14         752        (4)
   Natural Gas Futures...........  12/27/13      92       3,369      (248)
   NY Harbor ULSD Futures........  12/31/13       6         745        (6)
   Silver Futures................  03/27/14       6         658       (30)
   Soybean Meal Futures..........  01/14/14      15         595       (13)
   Soybean Oil Futures...........  01/14/14      21         525         1
   Sugar #11 Futures.............  02/28/14      42         862       (27)
                                                        -------     -----
                                                        $23,391     $(568)
                                                        =======     =====

  The Subsidiary's securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2013 the Subsidiary's average notional contract amount of outstanding futures contracts was $22,232 (in thousands).

   At October 31, 2013, the Subsidiary had the following outstanding commodity total return swaps (dollar amounts in thousands):

                                                                             UNREALIZED
                                    COMMODITY    EXPIRATION      NOTIONAL   APPRECIATION
COUNTERPARTY                        EXPOSURE        DATE         AMOUNT*   (DEPRECIATION)
------------                     -------------   ----------     ---------  --------------
Citibank, N.A................... Index**         12/31/2013 USD $(243,297)    $(2,417)
Citibank, N.A................... Natural Gas     01/31/2014 USD    64,518       4,079
Citibank, N.A................... Natural Gas     04/30/2014 USD   (63,429)     (3,452)
Credit Suisse................... Index**         11/22/2013 USD   (48,661)       (485)
Credit Suisse................... Index**         11/22/2013 USD   (59,241)       (590)
Deutsche Bank AG, London Branch. Soybean         11/21/2013 USD    18,060         333
Deutsche Bank AG, London Branch. Soybean         11/21/2013 USD     9,713         216
Deutsche Bank AG, London Branch. Soybean         11/21/2013 USD    (9,452)       (163)
Deutsche Bank AG, London Branch. Soybean         11/21/2013 USD   (17,577)       (237)
Deutsche Bank AG, London Branch. Index**         11/22/2013 USD  (201,585)     (2,010)
Deutsche Bank AG, London Branch. WTI Crude Oil   12/18/2013 USD    56,210       3,053
Deutsche Bank AG, London Branch. WTI Crude Oil   03/19/2014 USD   (54,698)     (1,843)
UBS AG.......................... Index**         01/29/2014 USD  (215,652)     (2,070)
                                                                ---------     -------
                                                                $(765,091)    $(5,586)
                                                                =========     =======

* During the year ended October 31, 2013 the Subsidiary's average notional value of outstanding swap contracts was $620,010 (amount in thousands).

**Swap is exposed to the 22 commodities in the Dow Jones-UBS Commodity Index.

   The following is a summary of the location of derivatives on the Portfolio's Statements of Assets and Liabilities as of October 31, 2013:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Commodity Contracts                                  Payables: Futures Margin
                                                        Variation

 Foreign Exchange          Unrealized Gain on         Unrealized Loss on
   Contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Other Contracts           Unrealized Gain on Swap    Unrealized Loss on Swap
                             Contracts                  Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2013 (amounts in thousands):

                                                                     ASSET DERIVATIVES VALUE
                                                                     ----------------------
                                            TOTAL VALUE               FOREIGN
                                                 AT                  EXCHANGE      OTHER
                                          OCTOBER 31, 2013           CONTRACTS   CONTRACTS
-                                         ----------------           ---------   ---------
Dimensional Cayman Commodity Fund I, LTD.       $7,852                  $171       $7,681

                                                            LIABILITY DERIVATIVES VALUE
                                                           --------------------------------
                                            TOTAL VALUE               FOREIGN
                                                 AT        COMMODITY EXCHANGE      OTHER
                                          OCTOBER 31, 2013 CONTRACTS CONTRACTS   CONTRACTS
-                                         ---------------- --------- ---------   ---------
Dimensional Cayman Commodity Fund I, LTD.     $(14,791)      $(568)*   $(956)    $(13,267)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the year ended October 31, 2013 (amounts in thousands):

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------             -----------------------------------------------------------
Commodity Contracts         Net Realized Gain (Loss) on: Futures Change in Unrealized
                              Appreciation (Depreciation) of: Futures
Foreign Exchange Contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions Change
                              in Unrealized Appreciation (Depreciation) of: Translation of Foreign
                              Currency Denominated Amounts
Other Contracts             Net Realized Gain (Loss) on: Swap Contracts Change in Unrealized
                              Appreciation (Depreciation) of: Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2013 (amounts in thousands):

                                                  REALIZED GAIN (LOSS) ON
                                             DERIVATIVES RECOGNIZED IN INCOME
                                          --------------------------------------
                                                               FOREIGN
                                                    COMMODITY EXCHANGE    OTHER
                                            TOTAL   CONTRACTS CONTRACTS CONTRACTS
                                          --------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $(71,257)  $(1,683)  $(1,205) $(68,369)


                                                   CHANGE IN UNREALIZED
                                              APPRECIATION (DEPRECIATION) ON
                                             DERIVATIVES RECOGNIZED IN INCOME
                                          -------------------------------------
                                                              FOREIGN
                                                   COMMODITY EXCHANGE    OTHER
                                           TOTAL   CONTRACTS CONTRACTS CONTRACTS
                                          -------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $(6,865)   $(717)    $713     $(6,861)

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2013.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. OTHER:

   At October 31, 2013, three shareholders held 87% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF DFA COMMODITY STRATEGY PORTFOLIO AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO-CLASS R2 VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 30, 2008-OCTOBER 31, 2013

                                    [CHART]

                 DFA International Value           MSCI World ex
                   Portfolio-Class R2        USA Index (net dividends)
                 -----------------------     -------------------------
 4/30/2008              $10,000                       $10,000
 5/31/2008               10,000                        10,152
 6/30/2008                9,006                         9,362
 7/31/2008                8,752                         9,029
 8/31/2008                8,381                         8,680
 9/30/2008                7,404                         7,427
10/31/2008                5,537                         5,882
11/30/2008                5,194                         5,563
12/31/2008                5,594                         5,856
 1/31/2009                4,819                         5,310
 2/28/2009                4,220                         4,772
 3/31/2009                4,686                         5,087
 4/30/2009                5,539                         5,743
 5/31/2009                6,361                         6,469
 6/30/2009                6,268                         6,402
 7/31/2009                7,007                         7,003
 8/31/2009                7,404                         7,339
 9/30/2009                7,789                         7,641
10/31/2009                7,467                         7,519
11/30/2009                7,685                         7,705
12/31/2009                7,769                         7,828
 1/31/2010                7,316                         7,461
 2/28/2010                7,340                         7,453
 3/31/2010                7,920                         7,933
 4/30/2010                7,781                         7,815
 5/31/2010                6,874                         6,952
 6/30/2010                6,751                         6,852
 7/31/2010                7,584                         7,485
 8/31/2010                7,209                         7,261
 9/30/2010                7,990                         7,958
10/31/2010                8,259                         8,241
11/30/2010                7,836                         7,892
12/31/2010                8,567                         8,528
 1/31/2011                8,931                         8,712
 2/28/2011                9,224                         9,035
 3/31/2011                8,966                         8,854
 4/30/2011                9,443                         9,336
 5/31/2011                9,097                         9,059
 6/30/2011                8,968                         8,930
 7/31/2011                8,679                         8,783
 8/31/2011                7,744                         8,040
 9/30/2011                6,896                         7,233
10/31/2011                7,555                         7,936
11/30/2011                7,306                         7,569
12/31/2011                7,106                         7,487
 1/31/2012                7,579                         7,891
 2/29/2012                7,974                         8,325
 3/31/2012                7,907                         8,263
 4/30/2012                7,622                         8,123
 5/31/2012                6,676                         7,197
 6/30/2012                7,146                         7,669
 7/31/2012                7,112                         7,764
 8/31/2012                7,407                         7,986
 9/30/2012                7,665                         8,228
10/31/2012                7,759                         8,286
11/30/2012                7,877                         8,460
12/31/2012                8,263                         8,716
 1/31/2013                8,646                         9,144
 2/28/2013                8,382                         9,053
 3/31/2013                8,408                         9,125
 4/30/2013                8,817                         9,541
 5/31/2013                8,707                         9,327
 6/30/2013                8,400                         8,978
 7/31/2013                8,968                         9,455             Past performance is not predictive of
 8/31/2013                8,902                         9,333             future performance.
 9/30/2013                9,570                         9,993
10/31/2013                9,901                        10,328             The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
         AVERAGE ANNUAL        ONE        FIVE          FROM              redemption of fund shares.
         TOTAL RETURN          YEAR       YEARS      04/30/2008
         -----------------------------------------------------------      MSCI data copyright MSCI 2013, all
                              27.61%      12.33%       -0.18%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO-INSTITUTIONAL CLASS VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                 DFA International Value            MSCI World ex USA
               Portfolio-Institutional Class      Index (net dividends)
               -----------------------------      ---------------------
10/31/2003               $10,000                         $10,000
11/30/2003                10,209                          10,227
12/31/2003                10,972                          11,011
 1/31/2004                11,250                          11,164
 2/29/2004                11,587                          11,421
 3/31/2004                11,767                          11,478
 4/30/2004                11,413                          11,178
 5/31/2004                11,523                          11,230
 6/30/2004                11,999                          11,489
 7/31/2004                11,557                          11,139
 8/31/2004                11,701                          11,185
 9/30/2004                12,075                          11,511
10/31/2004                12,537                          11,925
11/30/2004                13,462                          12,718
12/31/2004                14,132                          13,255
 1/31/2005                13,985                          12,994
 2/28/2005                14,537                          13,572
 3/31/2005                14,174                          13,264
 4/30/2005                13,742                          12,926
 5/31/2005                13,759                          12,950
 6/30/2005                13,976                          13,161
 7/31/2005                14,597                          13,586
 8/31/2005                15,079                          13,961
 9/30/2005                15,500                          14,599
10/31/2005                15,262                          14,127
11/30/2005                15,535                          14,501
12/31/2005                16,290                          15,173
 1/31/2006                17,400                          16,133
 2/28/2006                17,562                          16,079
 3/31/2006                18,302                          16,589
 4/30/2006                19,223                          17,382
 5/31/2006                18,447                          16,722
 6/30/2006                18,320                          16,700
 7/31/2006                18,604                          16,857
 8/31/2006                19,236                          17,336
 9/30/2006                19,505                          17,322
10/31/2006                20,366                          18,006
11/30/2006                21,033                          18,543
12/31/2006                21,852                          19,074
 1/31/2007                22,258                          19,191
 2/28/2007                22,239                          19,344
 3/31/2007                22,952                          19,840
 4/30/2007                24,105                          20,742
 5/31/2007                24,928                          21,203
 6/30/2007                24,746                          21,224
 7/31/2007                24,054                          20,931
 8/31/2007                23,776                          20,628
 9/30/2007                25,013                          21,800
10/31/2007                26,220                          22,748
11/30/2007                24,627                          21,858
12/31/2007                24,090                          21,447
 1/31/2008                22,139                          19,513
 2/29/2008                21,852                          19,867
 3/31/2008                22,115                          19,583
 4/30/2008                23,096                          20,672
 5/31/2008                23,106                          20,986
 6/30/2008                20,812                          19,354
 7/31/2008                20,223                          18,665
 8/31/2008                19,370                          17,943
 9/30/2008                17,109                          15,353
10/31/2008                12,817                          12,159
11/30/2008                12,030                          11,500
12/31/2008                12,929                          12,106
 1/31/2009                11,148                          10,976
 2/28/2009                 9,779                           9,865
 3/31/2009                10,841                          10,515
 4/30/2009                12,832                          11,871
 5/31/2009                14,740                          13,373
 6/30/2009                14,519                          13,234
 7/31/2009                16,237                          14,477
 8/31/2009                17,159                          15,170
 9/30/2009                18,042                          15,796
10/31/2009                17,316                          15,543
11/30/2009                17,821                          15,927
12/31/2009                18,030                          16,181
 1/31/2010                16,983                          15,423
 2/28/2010                17,036                          15,407
 3/31/2010                18,394                          16,399
 4/30/2010                18,076                          16,155
 5/31/2010                15,949                          14,372
 6/30/2010                15,672                          14,164
 7/31/2010                17,627                          15,473
 8/31/2010                16,757                          15,011
 9/30/2010                18,552                          16,451
10/31/2010                19,209                          17,037
11/30/2010                18,228                          16,315
12/31/2010                19,936                          17,629
 1/31/2011                20,782                          18,009
 2/28/2011                21,465                          18,676
 3/31/2011                20,873                          18,302
 4/30/2011                21,983                          19,299
 5/31/2011                21,189                          18,727
 6/30/2011                20,893                          18,460
 7/31/2011                20,218                          18,156
 8/31/2011                18,050                          16,621
 9/30/2011                16,075                          14,952
10/31/2011                17,600                          16,406
11/30/2011                17,032                          15,648
12/31/2011                16,577                          15,477
 1/31/2012                17,690                          16,312
 2/29/2012                18,601                          17,209
 3/31/2012                18,456                          17,082
 4/30/2012                17,791                          16,792
 5/31/2012                15,594                          14,878
 6/30/2012                16,692                          15,852
 7/31/2012                16,623                          16,050
 8/31/2012                17,301                          16,508
 9/30/2012                17,916                          17,009
10/31/2012                18,147                          17,128
11/30/2012                18,424                          17,488
12/31/2012                19,330                          18,017
 1/31/2013                20,227                          18,903
 2/28/2013                19,622                          18,715
 3/31/2013                19,679                          18,863
 4/30/2013                20,647                          19,722
 5/31/2013                20,391                          19,281
 6/30/2013                19,672                          18,558
 7/31/2013                21,015                          19,546           Past performance is not predictive of
 8/31/2013                20,860                          19,294           future performance.
 9/30/2013                22,434                          20,657
10/31/2013                23,209                          21,350           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
                                                                           would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE         TEN              redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS       YEARS
          ----------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                27.90%       12.61%      8.78%             rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                U.S. Large Company Portfolio     S&P 500/R/Index
                ----------------------------     ---------------
10/31/2003                 $10,000                  $10,000
11/30/2003                  10,084                   10,088
12/31/2003                  10,603                   10,617
 1/31/2004                  10,798                   10,811
 2/29/2004                  10,944                   10,962
 3/31/2004                  10,786                   10,796
 4/30/2004                  10,615                   10,627
 5/31/2004                  10,761                   10,773
 6/30/2004                  10,972                   10,982
 7/31/2004                  10,605                   10,619
 8/31/2004                  10,641                   10,661
 9/30/2004                  10,758                   10,777
10/31/2004                  10,918                   10,941
11/30/2004                  11,361                   11,384
12/31/2004                  11,745                   11,772
 1/31/2005                  11,460                   11,485
 2/28/2005                  11,708                   11,726
 3/31/2005                  11,497                   11,519
 4/30/2005                  11,285                   11,300
 5/31/2005                  11,634                   11,660
 6/30/2005                  11,655                   11,676
 7/31/2005                  12,092                   12,111
 8/31/2005                  11,979                   12,000
 9/30/2005                  12,076                   12,097
10/31/2005                  11,875                   11,896
11/30/2005                  12,327                   12,346
12/31/2005                  12,330                   12,350
 1/31/2006                  12,658                   12,677
 2/28/2006                  12,683                   12,711
 3/31/2006                  12,843                   12,870
 4/30/2006                  13,020                   13,042
 5/31/2006                  12,640                   12,667
 6/30/2006                  12,665                   12,684
 7/31/2006                  12,742                   12,763
 8/31/2006                  13,047                   13,066
 9/30/2006                  13,376                   13,403
10/31/2006                  13,811                   13,840
11/30/2006                  14,066                   14,103
12/31/2006                  14,268                   14,301
 1/31/2007                  14,487                   14,517
 2/28/2007                  14,204                   14,233
 3/31/2007                  14,354                   14,392
 4/30/2007                  14,999                   15,030
 5/31/2007                  15,516                   15,554
 6/30/2007                  15,265                   15,296
 7/31/2007                  14,785                   14,822
 8/31/2007                  15,006                   15,044
 9/30/2007                  15,568                   15,607
10/31/2007                  15,816                   15,855
11/30/2007                  15,151                   15,192
12/31/2007                  15,056                   15,086
 1/31/2008                  14,151                   14,181
 2/29/2008                  13,692                   13,721
 3/31/2008                  13,640                   13,661
 4/30/2008                  14,299                   14,327
 5/31/2008                  14,483                   14,513
 6/30/2008                  13,268                   13,289
 7/31/2008                  13,162                   13,178
 8/31/2008                  13,347                   13,368
 9/30/2008                  12,172                   12,177
10/31/2008                  10,137                   10,132
11/30/2008                   9,418                    9,405
12/31/2008                   9,521                    9,505
 1/31/2009                   8,728                    8,704
 2/28/2009                   7,800                    7,777
 3/31/2009                   8,484                    8,458
 4/30/2009                   9,296                    9,268
 5/31/2009                   9,824                    9,786
 6/30/2009                   9,836                    9,805
 7/31/2009                  10,584                   10,547
 8/31/2009                  10,965                   10,928
 9/30/2009                  11,376                   11,336
10/31/2009                  11,157                   11,125
11/30/2009                  11,827                   11,792
12/31/2009                  12,056                   12,020
 1/31/2010                  11,629                   11,588
 2/28/2010                  11,987                   11,947
 3/31/2010                  12,713                   12,668
 4/30/2010                  12,907                   12,868
 5/31/2010                  11,871                   11,840
 6/30/2010                  11,251                   11,220
 7/31/2010                  12,039                   12,007
 8/31/2010                  11,500                   11,464
 9/30/2010                  12,522                   12,488
10/31/2010                  12,995                   12,963
11/30/2010                  12,995                   12,964
12/31/2010                  13,864                   13,831
 1/31/2011                  14,200                   14,159
 2/28/2011                  14,676                   14,644
 3/31/2011                  14,693                   14,650
 4/30/2011                  15,115                   15,084
 5/31/2011                  14,946                   14,913
 6/30/2011                  14,693                   14,664
 7/31/2011                  14,396                   14,366
 8/31/2011                  13,620                   13,586
 9/30/2011                  12,656                   12,631
10/31/2011                  14,046                   14,011
11/30/2011                  14,003                   13,980
12/31/2011                  14,155                   14,123
 1/31/2012                  14,784                   14,756
 2/29/2012                  15,414                   15,394
 3/31/2012                  15,930                   15,901
 4/30/2012                  15,829                   15,801
 5/31/2012                  14,869                   14,851
 6/30/2012                  15,483                   15,463
 7/31/2012                  15,700                   15,678
 8/31/2012                  16,046                   16,031
 9/30/2012                  16,460                   16,445
10/31/2012                  16,156                   16,142
11/30/2012                  16,257                   16,235
12/31/2012                  16,395                   16,383
 1/31/2013                  17,242                   17,232
 2/28/2013                  17,476                   17,466
 3/31/2013                  18,133                   18,121
 4/30/2013                  18,485                   18,470
 5/31/2013                  18,910                   18,902
 6/30/2013                  18,663                   18,648
 7/31/2013                  19,606                   19,597
 8/31/2013                  19,031                   19,030         Past performance is not predictive of
 9/30/2013                  19,631                   19,626         future performance.
10/31/2013                  20,534                   20,529
                                                                    The returns shown do not reflect the
                                                                    deduction of taxes that a shareholder
                                                                    would pay on fund distributions or the
         AVERAGE ANNUAL        ONE       FIVE        TEN            redemption of fund shares.
         TOTAL RETURN          YEAR      YEARS      YEARS
         -----------------------------------------------------      The S&P data are provided by Standard
                              27.10%     15.16%     7.46%           & Poor's Index Services Group.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2013

   The one-year period ended October 31, 2013, was characterized by generally positive monthly returns in the international equity markets with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large caps while value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------

                                                U.S. DOLLAR RETURN
             -                                  ------------------
             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

   During the period, the U.S. dollar (USD) was mixed against developed markets currencies. While the U.S. dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 MONTHS ENDED OCTOBER 31, 2013
                              --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
---------------------------------------------------  --------------------- ------------------
                  United Kingdom....................         20.70%              20.37%
                  Japan.............................         64.48%              34.00%
                  Canada............................         10.59%               5.99%
                  France............................         27.55%              33.82%
                  Australia.........................         26.44%              15.47%
                  Switzerland.......................         27.49%              31.10%
                  Germany...........................         24.72%              30.85%
                  Spain.............................         30.69%              37.11%
                  Sweden............................         24.39%              27.55%
                  Hong Kong.........................         14.30%              14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2013, returns in US dollars were 6.53% for the MSCI Emerging Markets Index (net dividends) versus 24.65% for the MSCI World ex USA Index (net dividends). As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks while growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------

                                                  U.S. DOLLAR RETURN
           -                                      ------------------
           MSCI Emerging Markets Index...........        6.53%
           MSCI Emerging Markets Small Cap Index.       10.29%
           MSCI Emerging Markets Value Index.....        3.88%
           MSCI Emerging Markets Growth Index....        9.06%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, except those in eastern Europe, decreasing USD denominated returns in emerging markets.

                         12 MONTHS ENDED OCTOBER 31, 2013
                          --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
------------------------------------------  --------------------- ------------------
              China........................          9.32%                9.28%
              South Korea..................          9.57%               12.65%
              Brazil.......................          7.85%               -1.52%
              Taiwan.......................         18.76%               18.08%
              South Africa.................         20.85%                5.07%
              India........................         14.98%                0.65%
              Russia.......................         12.94%               10.89%
              Mexico.......................          1.41%                2.11%
              Malaysia.....................         13.25%                9.32%
              Indonesia....................          1.33%              -13.66%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

INTERNATIONAL EQUITY PORTFOLIO PERFORMANCE OVERVIEW

DFA INTERNATIONAL VALUE PORTFOLIO

   The DFA International Value Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2013, total returns were 27.61% for the Portfolio's Class R2 shares, 27.90% for the Portfolio's Institutional Class shares, and 24.65% for the MSCI World ex USA Index (net dividends). The Master Fund focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. As large cap value stocks generally outperformed large cap growth stocks during the period, the Master Fund's significantly greater exposure than the Index to these securities contributed to the Portfolio's outperformance relative to the Index. In particular, the Master Fund's greater exposure to value stocks in the financial sector was beneficial as these names generally outperformed the Index. The Master Fund's exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's performance relative to the Index as REITs underperformed during the period. Differences in the valuation timing and methodology between the Master Fund and the Index generally detracted from the Portfolio's performance relative to the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2013

   The one-year period ended October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones U.S. Select REIT Index/SM/.........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap, and/or micro cap companies relative to widely used benchmarks.

U.S. LARGE COMPANY PORTFOLIO

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. In addition to individual stocks, the Portfolio uses futures to gain market exposure for uninvested cash. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, the total return was 27.10% for the Portfolio and 27.18% for the S&P 500(R) Index. The Portfolio's return is net of fees and expenses. The impact of fees and expenses was primarily responsible for the performance difference.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             SIX MONTHS ENDED OCTOBER 31, 2013
  EXPENSE TABLES
                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       05/01/13  10/31/13    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
  DFA INTERNATIONAL VALUE PORTFOLIO**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,123.00    0.67%    $3.59
   Institutional Class Shares......... $1,000.00 $1,124.10    0.43%    $2.30
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.83    0.67%    $3.41
   Institutional Class Shares......... $1,000.00 $1,023.04    0.43%    $2.19

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    05/01/13  10/31/13    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     U.S. LARGE COMPANY PORTFOLIO
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,110.90    0.09%    $0.48
     Hypothetical 5% Annual Return. $1,000.00 $1,024.75    0.09%    $0.46

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                           AFFILIATED INVESTMENT COMPANY
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. LARGE COMPANY PORTFOLIO
              Consumer Discretionary.......................  12.5%
              Consumer Staples.............................  10.2%
              Energy.......................................  10.5%
              Financials...................................  14.1%
              Health Care..................................  13.0%
              Industrials..................................  10.8%
              Information Technology.......................  17.8%
              Materials....................................   3.5%
              Real Estate Investment Trusts................   2.0%
              Telecommunication Services...................   2.5%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                                 VALUE+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The DFA International Value Series of
       The DFA Investment Trust Company..................... $6,528,252,884
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $5,271,384,583)............................. $6,528,252,884
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                          ------      ------    ---------------
 COMMON STOCKS -- (95.8%)
 Consumer Discretionary -- (12.0%)
 *   Amazon.com, Inc....................   114,712 $ 41,758,609            0.9%
     Comcast Corp. Class A..............   810,716   38,573,867            0.8%
     Home Depot, Inc. (The).............   444,014   34,584,250            0.7%
     McDonald's Corp....................   309,860   29,907,687            0.6%
     Walt Disney Co. (The)..............   514,981   35,322,547            0.7%
     Other Securities...................            424,800,285            8.6%
                                                   ------------          ------
 Total Consumer Discretionary...........            604,947,245           12.3%
                                                   ------------          ------
 Consumer Staples -- (9.8%)
     Altria Group, Inc..................   621,306   23,131,222            0.5%
     Coca-Cola Co. (The)................ 1,181,763   46,762,362            0.9%
     CVS Caremark Corp..................   380,757   23,705,931            0.5%
     PepsiCo, Inc.......................   478,040   40,198,384            0.8%
     Philip Morris International, Inc...   501,701   44,711,593            0.9%
     Procter & Gamble Co. (The).........   848,933   68,551,340            1.4%
     Wal-Mart Stores, Inc...............   504,546   38,723,905            0.8%
     Other Securities...................            208,289,380            4.2%
                                                   ------------          ------
 Total Consumer Staples.................            494,074,117           10.0%
                                                   ------------          ------
 Energy -- (10.1%)
     Chevron Corp.......................   598,869   71,840,325            1.5%
     ConocoPhillips.....................   379,095   27,787,664            0.6%
     Exxon Mobil Corp................... 1,364,373  122,275,108            2.5%
     Occidental Petroleum Corp..........   249,762   23,997,133            0.5%
     Schlumberger, Ltd..................   410,147   38,438,977            0.8%
     Other Securities...................            225,470,233            4.5%
                                                   ------------          ------
 Total Energy...........................            509,809,440           10.4%
                                                   ------------          ------
 Financials -- (13.5%)
     American Express Co................   287,597   23,525,435            0.5%
     American International Group, Inc..   457,622   23,636,176            0.5%
     Bank of America Corp............... 3,330,044   46,487,414            0.9%
 *   Berkshire Hathaway, Inc. Class B...   557,922   64,205,664            1.3%
     Citigroup, Inc.....................   942,626   45,981,296            0.9%
     JPMorgan Chase & Co................ 1,166,787   60,136,202            1.2%
     Wells Fargo & Co................... 1,497,743   63,938,649            1.3%
     Other Securities...................            355,099,998            7.3%
                                                   ------------          ------
 Total Financials.......................            683,010,834           13.9%
                                                   ------------          ------
 Health Care -- (12.5%)
     AbbVie, Inc........................   491,435   23,810,026            0.5%
     Amgen, Inc.........................   233,518   27,088,088            0.6%
     Bristol-Myers Squibb Co............   510,311   26,801,534            0.5%
 #*  Gilead Sciences, Inc...............   474,448   33,681,064            0.7%
     Johnson & Johnson..................   873,518   80,896,502            1.6%
     Merck & Co., Inc...................   907,088   40,900,598            0.8%
     Pfizer, Inc........................ 2,052,092   62,958,183            1.3%
     UnitedHealth Group, Inc............   315,146   21,511,866            0.4%
     Other Securities...................            312,439,051            6.4%
                                                   ------------          ------
 Total Health Care......................            630,086,912           12.8%
                                                   ------------          ------

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES        VALUE+     OF NET ASSETS**
                                                           ------        ------     ---------------
Industrials -- (10.3%)
      3M Co..............................................    201,262 $   25,328,823            0.5%
      Boeing Co. (The)...................................    215,146     28,076,553            0.6%
      General Electric Co................................  3,156,664     82,515,197            1.7%
      Union Pacific Corp.................................    143,778     21,767,989            0.4%
      United Parcel Service, Inc. Class B................    223,945     22,000,357            0.4%
      United Technologies Corp...........................    261,648     27,800,100            0.6%
      Other Securities...................................               314,852,424            6.4%
                                                                     --------------          ------
Total Industrials........................................               522,341,443           10.6%
                                                                     --------------          ------
Information Technology -- (17.0%)
^^    Apple, Inc.........................................    281,607    147,097,416            3.0%
      Cisco Systems, Inc.................................  1,661,918     37,393,155            0.7%
*     Google, Inc. Class A...............................     86,710     89,361,592            1.8%
      Intel Corp.........................................  1,544,269     37,726,492            0.8%
      International Business Machines Corp...............    319,176     57,199,531            1.2%
      Mastercard, Inc. Class A...........................     32,155     23,058,350            0.5%
      Microsoft Corp.....................................  2,349,651     83,060,163            1.7%
      Oracle Corp........................................  1,105,266     37,026,411            0.7%
      QUALCOMM, Inc......................................    531,730     36,939,283            0.7%
      Visa, Inc. Class A.................................    160,005     31,468,183            0.6%
      Other Securities...................................               280,366,312            5.8%
                                                                     --------------          ------
Total Information Technology.............................               860,696,888           17.5%
                                                                     --------------          ------
Materials -- (3.3%)
      Other Securities...................................               169,897,794            3.5%
                                                                     --------------          ------
Real Estate Investment Trusts -- (1.9%)
      Other Securities...................................                94,307,577            1.9%
                                                                     --------------          ------
Telecommunication Services -- (2.4%)
      AT&T, Inc..........................................  1,646,249     59,594,214            1.2%
      Verizon Communications, Inc........................    887,024     44,803,582            0.9%
      Other Securities...................................                16,150,126            0.3%
                                                                     --------------          ------
Total Telecommunication Services.........................               120,547,922            2.4%
                                                                     --------------          ------
Utilities -- (3.0%)
      Other Securities...................................               151,721,926            3.1%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             4,841,442,098           98.4%
                                                                     --------------          ------
TEMPORARY CASH INVESTMENTS -- (1.4%)
^^    State Street Institutional Liquid Reserves, 0.073%. 68,839,949     68,839,949            1.4%
                                                                     --------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund..................... 12,245,750 $  141,683,331            2.9%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,728,012,931)................................              $5,051,965,378          102.7%
                                                                     ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  604,947,245           --   --    $  604,947,245
  Consumer Staples..............    494,074,117           --   --       494,074,117
  Energy........................    509,809,440           --   --       509,809,440
  Financials....................    683,010,834           --   --       683,010,834
  Health Care...................    630,086,912           --   --       630,086,912
  Industrials...................    522,341,443           --   --       522,341,443
  Information Technology........    860,696,888           --   --       860,696,888
  Materials.....................    169,897,794           --   --       169,897,794
  Real Estate Investment Trusts.     94,307,577           --   --        94,307,577
  Telecommunication Services....    120,547,922           --   --       120,547,922
  Utilities.....................    151,721,926           --   --       151,721,926
Temporary Cash Investments......     68,839,949           --   --        68,839,949
Securities Lending Collateral...             -- $141,683,331   --       141,683,331
Futures Contracts**.............      2,265,842           --   --         2,265,842
                                 -------------- ------------   --    --------------
TOTAL........................... $4,912,547,889 $141,683,331   --    $5,054,231,220
                                 ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                            DFA        U.S. LARGE
                                                                                       INTERNATIONAL    COMPANY
                                                                                      VALUE PORTFOLIO  PORTFOLIO
                                                                                      --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value................................ $    6,528,253  $         --
Investments at Value (including $0 and $138,383 of securities on loan, respectively). $           --  $  4,841,442
Temporary Cash Investments at Value & Cost...........................................             --        68,840
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.............             --       141,683
Segregated Cash for Futures Contracts................................................             --         3,440
Receivables:
  Dividends, Interest and Tax Reclaims...............................................             --         4,961
  Securities Lending Income..........................................................             --            19
  Fund Shares Sold...................................................................          5,719         2,753
  From Advisor.......................................................................             --            66
Prepaid Expenses and Other Assets....................................................             78            65
                                                                                      --------------  ------------
     Total Assets....................................................................      6,534,050     5,063,269
                                                                                      --------------  ------------
LIABILITIES:
Payables:
  Due to Custodian...................................................................             --           315
  Upon Return of Securities Loaned...................................................             --       141,683
  Fund Shares Redeemed...............................................................          4,792         2,790
  Due to Advisor.....................................................................          1,092            --
  Futures Margin Variation...........................................................             --           405
Accrued Expenses and Other Liabilities...............................................            294           740
                                                                                      --------------  ------------
     Total Liabilities...............................................................          6,178       145,933
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    6,527,872  $  4,917,336
                                                                                      ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $5,517 and $0 and shares outstanding of
 283,528 and 0, respectively......................................................... $        19.46  $        N/A
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................    100,000,000           N/A
                                                                                      ==============  ============
Institutional Class Shares -- based on net assets of $6,522,355 and $4,917,336 and
 shares outstanding of 335,372,731 and 354,537,647, respectively..................... $        19.45  $      13.87
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................  1,500,000,000   900,000,000
                                                                                      ==============  ============
Investments in Affiliated Investment Companies at Cost............................... $    5,271,385  $         --
                                                                                      ==============  ============
Investments at Cost.................................................................. $           --  $  2,517,490
                                                                                      ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................................................... $    5,868,866  $  2,977,770
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income).............................................................................         14,422        12,679
Accumulated Net Realized Gain (Loss).................................................       (612,632)     (399,331)
Net Unrealized Foreign Exchange Gain (Loss)..........................................            348            --
Net Unrealized Appreciation (Depreciation)...........................................      1,256,868     2,326,218
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    6,527,872  $  4,917,336
                                                                                      ==============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                                                DFA
                                                                                           INTERNATIONAL U.S. LARGE
                                                                                               VALUE      COMPANY
                                                                                            PORTFOLIO*   PORTFOLIO
                                                                                           ------------- ----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $14,975 and $0, respectively)...............  $  193,378   $       --
  Interest................................................................................           5           --
  Income from Securities Lending..........................................................       9,968           --
  Expenses Allocated from Affiliated Investment Company...................................     (13,256)          --
                                                                                            ----------   ----------
     Total Net Investment Income Received from Affiliated Investment Companies............     190,095           --
                                                                                            ----------   ----------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0 and $55, respectively)...................  $       --   $   99,082
  Interest................................................................................          --           81
  Income from Securities Lending..........................................................          --          334
                                                                                            ----------   ----------
     Total Investment Income..............................................................          --       99,497
                                                                                            ----------   ----------
EXPENSES
  Investment Advisory Services Fees.......................................................          --        1,120
  Administrative Services Fees............................................................      11,871        2,066
  Accounting & Transfer Agent Fees........................................................          67          348
  S&P 500(R) Fees.........................................................................          --           98
  Shareholder Servicing Fees -- Class R2 Shares...........................................          18           --
  Custodian Fees..........................................................................          --           54
  Filing Fees.............................................................................          92           67
  Shareholders' Reports...................................................................         159          122
  Directors'/Trustees' Fees & Expenses....................................................          64           48
  Professional Fees.......................................................................          77          445
  Other...................................................................................          87           88
                                                                                            ----------   ----------
     Total Expenses.......................................................................      12,435        4,456
                                                                                            ----------   ----------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor
   (Note C)...............................................................................          --         (229)
                                                                                            ----------   ----------
  Net Expenses............................................................................      12,435        4,227
                                                                                            ----------   ----------
  NET INVESTMENT INCOME (LOSS)............................................................     177,660       95,270
                                                                                            ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Investment Securities                                    --          409
  Net Realized Gain (Loss) on:
    Investment Securities Sold............................................................     296,792      180,412
    Futures...............................................................................      (1,213)       8,021
    Foreign Currency Transactions**.......................................................      (1,636)          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency............................................     993,902      780,086
    Futures...............................................................................          27        2,321
    Translation of Foreign Currency Denominated Amounts...................................         396           --
                                                                                            ----------   ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS).................................................   1,288,268      971,249
                                                                                            ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $1,465,928   $1,066,519
                                                                                            ==========   ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $2 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                  DFA INTERNATIONAL VALUE    U.S. LARGE COMPANY
                                                                         PORTFOLIO                PORTFOLIO
                                                                 ------------------------  ----------------------
                                                                     YEAR         YEAR        YEAR        YEAR
                                                                    ENDED        ENDED       ENDED       ENDED
                                                                   OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                     2013         2012        2013        2012
                                                                 -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................. $   177,660  $   186,021  $   95,270  $   83,523
  Capital Gain Distributions Received from Investment
   Securities...................................................          --           --         409         543
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................     296,792       74,190     180,412      68,937
    Futures.....................................................      (1,213)          --       8,021      12,993
    Foreign Currency Transactions*..............................      (1,636)        (951)         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................     993,902      (96,127)    780,086     393,550
    Futures.....................................................          27           --       2,321      (3,799)
    Translation of Foreign Currency Denominated Amounts.........         396         (209)         --          --
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................   1,465,928      162,924   1,066,519     555,747
                                                                 -----------  -----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Class R2 Shares.............................................        (218)        (205)         --          --
    Institutional Class Shares..................................    (189,040)    (180,761)    (94,840)    (81,785)
                                                                 -----------  -----------  ----------  ----------
     Total Distributions........................................    (189,258)    (180,966)    (94,840)    (81,785)
                                                                 -----------  -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.................................................   1,466,636    1,339,320     774,924     610,737
  Shares Issued in Lieu of Cash Distributions...................     178,512      168,269      82,335      70,255
  Shares Redeemed...............................................  (1,881,241)  (1,295,677)   (948,938)   (879,631)
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions....    (236,093)     211,912     (91,679)   (198,639)
                                                                 -----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net Assets....................   1,040,577      193,870     880,000     275,323
NET ASSETS
  Beginning of Year.............................................   5,487,295    5,293,425   4,037,336   3,762,013
                                                                 -----------  -----------  ----------  ----------
  End of Year................................................... $ 6,527,872  $ 5,487,295  $4,917,336  $4,037,336
                                                                 ===========  ===========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................................      83,922       89,258      62,326      57,663
  Shares Issued in Lieu of Cash Distributions...................      10,436       11,721       6,727       6,768
  Shares Redeemed...............................................    (107,838)     (86,334)    (76,529)    (82,571)
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................     (13,480)      14,645      (7,476)    (18,140)
                                                                 ===========  ===========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)...................................... $    14,422  $    27,224  $   12,679  $   12,249

----------
* Net of foreign capital gain taxes withheld of $2, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              DFA INTERNATIONAL VALUE PORTFOLIO-CLASS R2 SHARES+
                                                              ------------------------------------------------
                                                                YEAR      YEAR      YEAR       YEAR      YEAR
                                                               ENDED     ENDED     ENDED      ENDED     ENDED
                                                              OCT. 31,  OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,
                                                                2013      2012      2011       2010      2009
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year...........................  $15.72    $15.83    $17.82     $17.13    $13.58
                                                               ------    ------    ------     ------    ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.49      0.51      0.53       0.37      0.42
  Net Gains (Losses) on Securities (Realized and Unrealized).    3.77     (0.13)    (2.00)      1.29      4.10
                                                               ------    ------    ------     ------    ------
   Total from Investment Operations..........................    4.26      0.38     (1.47)      1.66      4.52
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.52)    (0.49)    (0.52)     (0.97)    (0.97)
                                                               ------    ------    ------     ------    ------
   Total Distributions.......................................   (0.52)    (0.49)    (0.52)     (0.97)    (0.97)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................  $19.46    $15.72    $15.83     $17.82    $17.13
============================================================= ========= ========= =========  ========= =========
Total Return.................................................   27.61%     2.70%    (8.53)%    10.60%    34.86%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..........................  $5,517    $6,407    $6,102     $4,952    $3,443
Ratio of Expenses to Average Net Assets (B)..................    0.69%     0.71%     0.71%      0.72%     0.74%
Ratio of Net Investment Income to Average Net Assets.........    2.84%     3.33%     2.97%      2.11%     2.96%
-----------------------------------------------------------------------------------------------------------------

                                                              DFA INTERNATIONAL VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    15.72  $    15.83  $    17.81   $    16.46  $    12.54
                                                              ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.52        0.54        0.58         0.39        0.40
  Net Gains (Losses) on Securities (Realized and Unrealized).       3.78       (0.12)      (1.99)        1.34        3.92
                                                              ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations..........................       4.30        0.42       (1.41)        1.73        4.32
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.57)      (0.53)      (0.57)       (0.38)      (0.40)
                                                              ----------  ----------  ----------   ----------  ----------
   Total Distributions.......................................      (0.57)      (0.53)      (0.57)       (0.38)      (0.40)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    19.45  $    15.72  $    15.83   $    17.81  $    16.46
============================================================= ==========  ==========  ==========   ==========  ==========
Total Return.................................................      27.90%       2.98%      (8.26)%      10.94%      35.11%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $6,522,355  $5,480,888  $5,287,323   $5,157,857  $4,437,846
Ratio of Expenses to Average Net Assets (B)..................       0.43%       0.45%       0.45%        0.45%       0.46%
Ratio of Net Investment Income to Average Net Assets.........       3.00%       3.54%       3.26%        2.34%       3.00%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                        U.S. LARGE COMPANY PORTFOLIO
                                                                       -------------------------------------------------
                                                                          YEAR        YEAR        YEAR         YEAR
                                                                         ENDED       ENDED       ENDED        ENDED
                                                                        OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                                                          2013        2012        2011         2010
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.................................... $    11.15  $     9.90  $     9.34  $     8.16
                                                                       ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................       0.27        0.22        0.19        0.18
 Net Gains (Losses) on Securities (Realized and Unrealized)...........       2.71        1.25        0.56        1.15
                                                                       ----------  ----------  ----------  ----------
   Total from Investment Operations...................................       2.98        1.47        0.75        1.33
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................      (0.26)      (0.22)      (0.19)      (0.15)
                                                                       ----------  ----------  ----------  ----------
   Total Distributions................................................      (0.26)      (0.22)      (0.19)      (0.15)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.......................................... $    13.87  $    11.15  $     9.90  $     9.34
=====================================================================  ==========  ==========  ==========  ==========
Total Return..........................................................      27.10%      15.02%       8.09%      16.47%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................... $4,917,336  $4,037,336  $3,762,013  $3,712,973
Ratio of Expenses to Average Net Assets...............................       0.09%       0.10%       0.10%       0.10%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously Waived Fees)....       0.10%       0.10%       0.10%       0.11%**
Ratio of Net Investment Income to Average Net Assets..................       2.13%       2.10%       1.95%       1.99%
Portfolio Turnover Rate...............................................          3%          4%          4%          1%*
-------------------------------------------------------------------------------------------------------------------------

                                                                       ---------
                                                                           YEAR
                                                                          ENDED
                                                                         OCT. 31,
                                                                           2009
-----------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.................................... $   7.62
                                                                       --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................     0.18
 Net Gains (Losses) on Securities (Realized and Unrealized)...........     0.55
                                                                       --------
   Total from Investment Operations...................................     0.73
-----------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................    (0.19)
                                                                       --------
   Total Distributions................................................    (0.19)
-----------------------------------------------------------------------------------
Net Asset Value, End of Year.......................................... $   8.16
=====================================================================  ========
Total Return..........................................................    10.07%
-----------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................... $785,689
Ratio of Expenses to Average Net Assets...............................     0.10%(B)
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously Waived Fees)....     0.13%(B)
Ratio of Net Investment Income to Average Net Assets..................     2.53%
Portfolio Turnover Rate...............................................      N/A
-----------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.
**Represents the combined ratios for the portfolio and for the period
  November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   Dimensional Investment Group, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2013, the Feeder Fund owned 76% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and the Fund approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of the Fund would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

                                                                                          VALUE
TARGET FUND                     SHARES           ACQUIRING FUND             SHARES    (IN THOUSANDS)
-----------                   ---------- -------------------------------- ----------- --------------
                                         U.S. Large Company
U.S. Large Company Portfolio. 83,482,168   Institutional Index Portfolio  311,973,980   $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

                                         UNREALIZED APPRECIATION
TARGET FUND                   NET ASSETS     (DEPRECIATION)               ACQUIRING FUND          NET ASSETS
-----------                   ---------- -----------------------  ------------------------------- ----------
                                                                  U.S. Large Company
U.S. Large Company Portfolio. $2,731,987        $315,984            Institutional Index Portfolio  $870,696

   Assuming the acquisition had been completed on November 1, 2009, U.S. Large Company Portfolio's result of operations for the year ended October 31, 2010 would have been as follows (in thousands):

      Net Investment Income.................................. $ 71,681(a)
      Net Realized and Unrealized Gain (Loss) on Investments.  501,073(b)
                                                              --------
      Net Increase in Net Assets Resulting from Operations... $572,754
                                                              ========

(a)$43,125 as reported in the Statement of Operations, plus $27,799 Net Investment Income from U.S. Large Company Portfolio pre-merger, plus $757 of pro-forma eliminated expenses.

(b)$596,596 as reported in the Statement of Operations, less $95,523 Net Realized and Unrealized Gain (Loss) on Investments from U.S. Large Company Portfolio pre-merger.

   Because both U.S. Large Company Portfolio and U.S. Large Company Institutional Index Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the

Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Portfolios.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the U.S. Large Company Portfolio and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the year ended October 31, 2013, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                    DFA International Value Portfolio. 0.20%
                    U.S. Large Company Portfolio*..... 0.05%

* The administrative services fee has been adjusted to reflect the actual fee paid by the Portfolio for the year ended October 31, 2013 as a result of a decrease in the administrative services fee from 0.05% to 0.035% effective August 1, 2013.

   For the year ended October 31, 2013, the U.S. Large Company Portfolio's investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                      U.S. Large Company Portfolio. 0.025%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Amended and Restated Fee Waiver and/or Expense Assumption Agreements for the DFA International Value Portfolio and the U.S. Large Company Portfolio will remain in effect through February 28, 2014 and February 28, 2015, respectively, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2013, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                             PREVIOUSLY
                                                                              RECOVERY      WAIVED FEES/
                                                                            OF PREVIOUSLY     EXPENSES
                                                                            WAIVED FEES/       ASSUMED
                                                               EXPENSE        EXPENSES    SUBJECT TO FUTURE
                                                          LIMITATION AMOUNT    ASSUMED        RECOVERY
                                                          ----------------- ------------- -----------------
DFA International Value Portfolio -- Class R2 Shares (1).       0.79%             --              --
U.S. Large Company Portfolio (2).........................       0.08%           $123            $519

   (1) The Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees and excluding any applicable 12b-1 fees) to the extent necessary to limit the annualized expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) of the Class R2 shares of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's Class R2 shares' annualized expenses to exceed the Expense Limitation Amount, as listed above.

   (2) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") of the Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis (the "Previous Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio were less than the Previous Expense Limitation Amount, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Previous Expense Limitation Amount.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $180
                    U.S. Large Company Portfolio......  240

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2013, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                              PURCHASES  SALES
                                              --------- --------
                U.S. Large Company Portfolio. $133,472  $289,064

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                              INCREASE       INCREASE
                                             (DECREASE)     (DECREASE)
                                           UNDISTRIBUTED   ACCUMULATED
                                           NET INVESTMENT  NET REALIZED
                                               INCOME     GAINS (LOSSES)
                                           -------------- --------------
        DFA International Value Portfolio.    $(1,204)        $1,204
        U.S. Large Company Portfolio......         --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                              NET INVESTMENT
                                                INCOME AND
                                                SHORT-TERM
                                              CAPITAL GAINS   TOTAL
                                              -------------- --------
           DFA International Value Portfolio
           2012..............................    $180,966    $180,966
           2013..............................     189,258     189,258
           U.S. Large Company Portfolio
           2012..............................      81,785      81,785
           2013..............................      94,840      94,840

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                                           TOTAL NET
                                   NET INVESTMENT                                        DISTRIBUTABLE
                                     INCOME AND     CAPITAL      OTHER      UNREALIZED     EARNINGS
                                     SHORT-TERM      LOSS      TEMPORARY   APPRECIATION  (ACCUMULATED
                                   CAPITAL GAINS  CARRYFOWARD DIFFERENCES (DEPRECIATION)    LOSSES)
                                   -------------- ----------- ----------- -------------- -------------
DFA International Value Portfolio.    $19,332      $(611,811)        --     $1,251,780    $  659,301
U.S. Large Company Portfolio......     12,923       (180,406)   $46,568      2,060,725     1,939,810

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                          EXPIRES ON OCTOBER 31,
                                         ------------------------
                                           2016    2017    2018    TOTAL
                                         -------- ------- ------- --------
      DFA International Value Portfolio. $611,811      --      -- $611,811
      U.S. Large Company Portfolio......   55,911 $80,822 $43,673  180,406

   During the year ended October 31, 2013, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

                  DFA International Value Portfolio. $295,092
                  U.S. Large Company Portfolio......  166,609

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                   NET
                                                                UNREALIZED
                                       FEDERAL    UNREALIZED   APPRECIATION
                                       TAX COST  APPRECIATION (DEPRECIATION)
                                      ---------- ------------ --------------
   DFA International Value Portfolio. $5,276,821  $1,251,432    $1,251,432
   U.S. Large Company Portfolio......  2,991,240   2,062,991     2,062,991

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                             YEAR ENDED            YEAR ENDED
                                                           OCT. 31, 2013          OCT. 31, 2012
                                                       ---------------------  --------------------
                                                          AMOUNT     SHARES      AMOUNT     SHARES
                                                       -----------  --------  -----------  -------
DFA INTERNATIONAL VALUE PORTFOLIO
Class R2 Shares
 Shares Issued........................................ $     1,969       112  $     2,362      154
 Shares Issued in Lieu of Cash Distributions..........         218        13          204       14
 Shares Redeemed......................................      (4,454)     (249)      (2,235)    (146)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $    (2,267)     (124) $       331       22
                                                       ===========  ========  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 1,464,667    83,810  $ 1,336,958   89,104
 Shares Issued in Lieu of Cash Distributions..........     178,294    10,423      168,065   11,707
 Shares Redeemed......................................  (1,876,787) (107,589)  (1,293,442) (86,188)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $  (233,826)  (13,356) $   211,581   14,623
                                                       ===========  ========  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of the Feeder Fund's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of the Feeder Fund's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R2 Shares.

H. FINANCIAL INSTRUMENTS:

   In accordance with U.S. Large Company Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. REPURCHASE AGREEMENTS: U.S. Large Company Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with U.S. Large Company Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FUTURES CONTRACTS: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2013, the U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                                                       APPROXIMATE
                                            EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                         DESCRIPTION           DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                    ----------------------- ---------- ---------- -------- ----------- -----------
U.S. Large Company
  Portfolio........ S&P 500(R) Emini Index   12/20/13     839     $73,454    $2,266      $3,440

* During the year ended October 31, 2013, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $56,242 (in thousands).

   The following is a summary of U.S. Large Company Portfolio's location and value of derivative instrument holdings on the Portfolio's Statements of Assets and Liabilities categorized by primary risk exposure for the year ended
October 31, 2013 (amounts in thousands):

                                                     ASSET DERIVATIVES VALUE
                                                     ------------------------
                               LOCATION ON THE
                           STATEMENTS OF ASSETS AND
                                 LIABILITIES             EQUITY CONTRACTS
                           ------------------------  ------------------------
 U.S. Large Company        Payables: Futures Margin          $2,266*
   Portfolio                 Variation

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings for the year ended October 31, 2013:

 DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
 ---------------   -----------------------------------------------------------
 Equity contracts     Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2013 (amounts in thousands):

                                             REALIZED GAIN (LOSS)
                                                ON DERIVATIVES
                                             RECOGNIZED IN INCOME
                                       --------------------------------
                                                    EQUITY
                                                  CONTRACTS
                                       --------------------------------
         U.S. Large Company Portfolio.              $8,021

                                             CHANGE IN UNREALIZED
                                        APPRECIATION (DEPRECIATION) ON
                                       DERIVATIVES RECOGNIZED IN INCOME
                                       --------------------------------
                                                    EQUITY
                                                  CONTRACTS
                                       --------------------------------
         U.S. Large Company Portfolio.              $2,321

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                 AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                              INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     0.91%       $13,024         8          $3        $28,962

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2013.

J. SECURITIES LENDING:

   As of October 31, 2013, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

N. OTHER:

   At October 31, 2013, the following number of shareholders held the following approximate percentages of the stated portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                               APPROXIMATE
                                                                                PERCENTAGE
                                                                  NUMBER OF   OF OUTSTANDING
                                                                 SHAREHOLDERS     SHARES
                                                                 ------------ --------------
DFA International Value Portfolio -- Class R2 Shares............      5             93%
DFA International Value Portfolio -- Institutional Class Shares.      3             64%
U.S. Large Company Portfolio....................................      3             75%

O. SUBSEQUENT EVENT EVALUATIONS:

   On December 13, 2013, the Board of DIG voted to approve the combination of the Investment Advisory Agreement and the Administration Agreement (together, the "Current Agreements") into a bundled Investment Management Agreement for the U.S. Large Company Portfolio. It is expected that the Investment Management Agreement will become effective on February 28, 2014. The nature and level of services to the Portfolio under the Investment Management Agreement will be the same as under the Current Agreements. When the Investment Management Agreement becomes effective, the Portfolio will pay the Advisor an investment management fee that is equal to the sum of the current investment advisory fee and current administration fee that is paid by the Portfolio to the Advisor under the Current Agreements.

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio and U.S. Large Company Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodians, brokers, and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                                       [CHART]

                  The U.S. Large Cap
                     Value Series           Russell 1000/R/ Value Index
                  ------------------       ----------------------------
10/31/2003             $10,000                        $10,000
11/30/2003              10,224                         10,136
12/31/2003              10,926                         10,760
 1/31/2004              11,113                         10,950
 2/29/2004              11,399                         11,184
 3/31/2004              11,353                         11,086
 4/30/2004              11,166                         10,815
 5/31/2004              11,226                         10,925
 6/30/2004              11,565                         11,183
 7/31/2004              11,191                         11,026
 8/31/2004              11,191                         11,182
 9/30/2004              11,535                         11,356
10/31/2004              11,675                         11,544
11/30/2004              12,440                         12,128
12/31/2004              12,939                         12,534
 1/31/2005              12,615                         12,311
 2/28/2005              12,999                         12,719
 3/31/2005              12,964                         12,545
 4/30/2005              12,525                         12,320
 5/31/2005              13,059                         12,617
 6/30/2005              13,328                         12,755
 7/31/2005              13,992                         13,124
 8/31/2005              13,877                         13,067
 9/30/2005              14,091                         13,250
10/31/2005              13,717                         12,914
11/30/2005              14,265                         13,336
12/31/2005              14,284                         13,416
 1/31/2006              14,965                         13,937
 2/28/2006              14,915                         14,022
 3/31/2006              15,180                         14,212
 4/30/2006              15,606                         14,573
 5/31/2006              15,322                         14,205
 6/30/2006              15,453                         14,295
 7/31/2006              15,232                         14,643
 8/31/2006              15,481                         14,888
 9/30/2006              15,910                         15,185
10/31/2006              16,541                         15,682
11/30/2006              16,855                         16,040
12/31/2006              17,193                         16,400
 1/31/2007              17,695                         16,610
 2/28/2007              17,429                         16,351
 3/31/2007              17,550                         16,603
 4/30/2007              18,297                         17,217
 5/31/2007              19,051                         17,838
 6/30/2007              18,745                         17,421
 7/31/2007              17,583                         16,616
 8/31/2007              17,247                         16,802
 9/30/2007              17,697                         17,379
10/31/2007              17,796                         17,381
11/30/2007              16,802                         16,531
12/31/2007              16,746                         16,371
 1/31/2008              16,106                         15,716
 2/29/2008              15,612                         15,057
 3/31/2008              15,466                         14,944
 4/30/2008              16,441                         15,673
 5/31/2008              16,836                         15,648
 6/30/2008              14,991                         14,150
 7/31/2008              14,827                         14,099
 8/31/2008              15,115                         14,339
 9/30/2008              13,757                         13,285
10/31/2008              10,664                         10,985
11/30/2008               9,618                         10,198
12/31/2008               9,931                         10,339
 1/31/2009               8,752                          9,150
 2/28/2009               7,526                          7,928
 3/31/2009               8,269                          8,606
 4/30/2009               9,607                          9,528
 5/31/2009              10,343                         10,117
 6/30/2009              10,216                         10,042
 7/31/2009              11,189                         10,864
 8/31/2009              11,949                         11,433
 9/30/2009              12,471                         11,874
10/31/2009              11,933                         11,511
11/30/2009              12,606                         12,160
12/31/2009              12,954                         12,375
 1/31/2010              12,653                         12,027
 2/28/2010              13,199                         12,407
 3/31/2010              14,228                         13,214
 4/30/2010              14,679                         13,556
 5/31/2010              13,421                         12,442
 6/30/2010              12,408                         11,742
 7/31/2010              13,381                         12,536
 8/31/2010              12,574                         12,000
 9/30/2010              13,801                         12,931
10/31/2010              14,315                         13,319
11/30/2010              14,204                         13,248
12/31/2010              15,589                         14,294
 1/31/2011              16,088                         14,617
 2/28/2011              16,958                         15,156
 3/31/2011              17,037                         15,217
 4/30/2011              17,473                         15,622
 5/31/2011              17,219                         15,457
 6/30/2011              16,919                         15,140
 7/31/2011              16,143                         14,638
 8/31/2011              14,782                         13,724
 9/30/2011              13,286                         12,687
10/31/2011              15,130                         14,139
11/30/2011              15,004                         14,066
12/31/2011              15,122                         14,350
 1/31/2012              15,874                         14,893
 2/29/2012              16,792                         15,486
 3/31/2012              17,101                         15,945
 4/30/2012              16,752                         15,783
 5/31/2012              15,565                         14,857
 6/30/2012              16,404                         15,595
 7/31/2012              16,563                         15,756
 8/31/2012              17,219                         16,098
 9/30/2012              17,852                         16,609
10/31/2012              17,900                         16,528
11/30/2012              17,939                         16,521
12/31/2012              18,485                         16,862
 1/31/2013              19,775                         17,958
 2/28/2013              20,029                         18,216
 3/31/2013              20,986                         18,937
 4/30/2013              21,208                         19,224
 5/31/2013              22,078                         19,717              Past performance is not predictive of
 6/30/2013              21,833                         19,543              future performance.
 7/31/2013              23,139                         20,599
 8/31/2013              22,458                         19,817              The returns shown do not reflect the
 9/30/2013              23,115                         20,314              deduction of taxes that a shareholder
10/31/2013              24,286                         21,203              would pay on fund distributions or the
                                                                           redemption of fund shares.
          AVERAGE ANNUAL         ONE         FIVE         TEN
          TOTAL RETURN           YEAR        YEARS       YEARS             Russell data copyright (C) Russell
          ----------------------------------------------------------       Investment Group 1995-2013, all rights
                                35.68%       17.89%      9.28%             reserved.

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                      [CHART]

                 The DFA International          MSCI World ex USA Index
                      Value Series                  (net dividends)
                 ---------------------          -----------------------
10/31/2003             $10,000                          $10,000
11/30/2003              10,214                           10,227
12/31/2003              10,981                           11,011
 1/31/2004              11,262                           11,164
 2/29/2004              11,601                           11,421
 3/31/2004              11,782                           11,478
 4/30/2004              11,426                           11,178
 5/31/2004              11,542                           11,230
 6/30/2004              12,019                           11,489
 7/31/2004              11,575                           11,139
 8/31/2004              11,726                           11,185
 9/30/2004              12,101                           11,511
10/31/2004              12,564                           11,925
11/30/2004              13,498                           12,718
12/31/2004              14,170                           13,255
 1/31/2005              14,029                           12,994
 2/28/2005              14,584                           13,572
 3/31/2005              14,224                           13,264
 4/30/2005              13,792                           12,926
 5/31/2005              13,810                           12,950
 6/30/2005              14,031                           13,161
 7/31/2005              14,657                           13,586
 8/31/2005              15,140                           13,961
 9/30/2005              15,566                           14,599
10/31/2005              15,332                           14,127
11/30/2005              15,605                           14,501
12/31/2005              16,369                           15,173
 1/31/2006              17,487                           16,133
 2/28/2006              17,655                           16,079
 3/31/2006              18,400                           16,589
 4/30/2006              19,332                           17,382
 5/31/2006              18,549                           16,722
 6/30/2006              18,432                           16,700
 7/31/2006              18,716                           16,857
 8/31/2006              19,360                           17,336
 9/30/2006              19,628                           17,322
10/31/2006              20,499                           18,006
11/30/2006              21,181                           18,543
12/31/2006              22,007                           19,074
 1/31/2007              22,422                           19,191
 2/28/2007              22,402                           19,344
 3/31/2007              23,126                           19,840
 4/30/2007              24,293                           20,742
 5/31/2007              25,124                           21,203
 6/30/2007              24,941                           21,224
 7/31/2007              24,247                           20,931
 8/31/2007              23,975                           20,628
 9/30/2007              25,227                           21,800
10/31/2007              26,451                           22,748
11/30/2007              24,848                           21,858
12/31/2007              24,313                           21,447
 1/31/2008              22,343                           19,513
 2/29/2008              22,059                           19,867
 3/31/2008              22,323                           19,583
 4/30/2008              23,321                           20,672
 5/31/2008              23,332                           20,986
 6/30/2008              21,024                           19,354
 7/31/2008              20,429                           18,665
 8/31/2008              19,576                           17,943
 9/30/2008              17,289                           15,353
10/31/2008              12,954                           12,159
11/30/2008              12,159                           11,500
12/31/2008              13,079                           12,106
 1/31/2009              11,273                           10,976
 2/28/2009               9,888                            9,865
 3/31/2009              10,967                           10,515
 4/30/2009              12,988                           11,871
 5/31/2009              14,918                           13,373
 6/30/2009              14,691                           13,234
 7/31/2009              16,439                           14,477
 8/31/2009              17,381                           15,170
 9/30/2009              18,267                           15,796
10/31/2009              17,540                           15,543
11/30/2009              18,063                           15,927
12/31/2009              18,267                           16,181
 1/31/2010              17,211                           15,423
 2/28/2010              17,279                           15,407
 3/31/2010              18,642                           16,399
 4/30/2010              18,324                           16,155
 5/31/2010              16,178                           14,372
 6/30/2010              15,894                           14,164
 7/31/2010              17,881                           15,473
 8/31/2010              17,007                           15,011
 9/30/2010              18,835                           16,451
10/31/2010              19,493                           17,037
11/30/2010              18,517                           16,315
12/31/2010              20,242                           17,629
 1/31/2011              21,105                           18,009
 2/28/2011              21,809                           18,676
 3/31/2011              21,207                           18,302
 4/30/2011              22,343                           19,299
 5/31/2011              21,537                           18,727
 6/30/2011              21,241                           18,460
 7/31/2011              20,560                           18,156
 8/31/2011              18,358                           16,621
 9/30/2011              16,348                           14,952
10/31/2011              17,926                           16,406
11/30/2011              17,336                           15,648
12/31/2011              16,870                           15,477
 1/31/2012              18,006                           16,312
 2/29/2012              18,948                           17,209
 3/31/2012              18,789                           17,082
 4/30/2012              18,119                           16,792
 5/31/2012              15,883                           14,878
 6/30/2012              17,007                           15,852
 7/31/2012              16,939                           16,050
 8/31/2012              17,642                           16,508
 9/30/2012              18,267                           17,009
10/31/2012              18,494                           17,128
11/30/2012              18,789                           17,488
12/31/2012              19,709                           18,017
 1/31/2013              20,640                           18,903
 2/28/2013              20,015                           18,715
 3/31/2013              20,083                           18,863
 4/30/2013              21,071                           19,722
 5/31/2013              20,821                           19,281
 6/30/2013              20,083                           18,558
 7/31/2013              21,457                           19,546            Past performance is not predictive of
 8/31/2013              21,309                           19,294            future performance.
 9/30/2013              22,910                           20,657
10/31/2013              23,705                           21,350            The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
                                                                           would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE         TEN              redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS       YEARS
          ----------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                28.18%       12.85%      9.01%             rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                                                     MSCI Japan Small Cap
              The Japanese Small Company Series      Index (net dividends)
              ---------------------------------      ---------------------
10/31/2003                $10,000                          $10,000
11/30/2003                  9,376                            9,313
12/31/2003                  9,933                            9,979
 1/31/2004                 10,422                           10,342
 2/29/2004                 10,489                           10,315
 3/31/2004                 12,631                           12,206
 4/30/2004                 12,209                           11,818
 5/31/2004                 11,619                           11,231
 6/30/2004                 12,749                           12,412
 7/31/2004                 11,939                           11,395
 8/31/2004                 12,125                           11,514
 9/30/2004                 11,838                           11,167
10/31/2004                 12,074                           11,373
11/30/2004                 12,445                           11,868
12/31/2004                 13,052                           12,443
 1/31/2005                 13,592                           12,866
 2/28/2005                 14,098                           13,112
 3/31/2005                 14,182                           13,081
 4/30/2005                 13,794                           12,975
 5/31/2005                 13,558                           12,736
 6/30/2005                 13,811                           12,908
 7/31/2005                 14,098                           13,274
 8/31/2005                 14,890                           13,729
 9/30/2005                 15,497                           14,587
10/31/2005                 15,987                           14,879
11/30/2005                 16,307                           15,515
12/31/2005                 18,145                           17,613
 1/31/2006                 18,921                           18,174
 2/28/2006                 17,791                           16,991
 3/31/2006                 18,583                           17,753
 4/30/2006                 18,954                           17,841
 5/31/2006                 17,622                           16,410
 6/30/2006                 16,948                           15,896
 7/31/2006                 16,138                           14,845
 8/31/2006                 16,408                           15,240
 9/30/2006                 16,155                           14,906
10/31/2006                 16,037                           14,811
11/30/2006                 15,936                           14,686
12/31/2006                 16,071                           14,772
 1/31/2007                 16,408                           15,059
 2/28/2007                 17,066                           15,653
 3/31/2007                 16,948                           15,509
 4/30/2007                 16,712                           15,243
 5/31/2007                 16,374                           14,880
 6/30/2007                 16,644                           14,978
 7/31/2007                 16,745                           14,974
 8/31/2007                 16,037                           14,062
 9/30/2007                 16,020                           13,976
10/31/2007                 16,121                           14,482
11/30/2007                 15,750                           13,873
12/31/2007                 14,772                           13,043
 1/31/2008                 14,351                           12,402
 2/29/2008                 14,250                           12,538
 3/31/2008                 14,536                           12,542
 4/30/2008                 14,637                           12,698
 5/31/2008                 15,177                           13,089
 6/30/2008                 14,469                           12,286
 7/31/2008                 14,064                           11,883
 8/31/2008                 13,288                           11,358
 9/30/2008                 12,428                           10,249
10/31/2008                 11,518                            9,167
11/30/2008                 11,821                            9,542
12/31/2008                 13,035                           10,285
 1/31/2009                 12,142                            9,746
 2/28/2009                 10,573                            8,465
 3/31/2009                 11,046                            8,763
 4/30/2009                 11,501                            9,212
 5/31/2009                 12,917                           10,339
 6/30/2009                 13,777                           10,997
 7/31/2009                 14,064                           11,272
 8/31/2009                 14,806                           11,904
 9/30/2009                 14,654                           11,857
10/31/2009                 14,132                           11,423
11/30/2009                 13,558                           11,014
12/31/2009                 13,508                           10,809
 1/31/2010                 13,693                           11,042
 2/28/2010                 13,963                           11,252
 3/31/2010                 14,671                           11,764
 4/30/2010                 15,110                           12,082
 5/31/2010                 13,845                           11,244
 6/30/2010                 14,064                           11,294
 7/31/2010                 14,317                           11,431
 8/31/2010                 13,929                           11,189
 9/30/2010                 14,536                           11,646
10/31/2010                 14,233                           11,550
11/30/2010                 14,587                           11,775
12/31/2010                 15,936                           12,964
 1/31/2011                 16,307                           13,118
 2/28/2011                 17,066                           13,645
 3/31/2011                 16,003                           12,803
 4/30/2011                 15,919                           12,815
 5/31/2011                 15,649                           12,625
 6/30/2011                 16,442                           13,095
 7/31/2011                 17,049                           13,639
 8/31/2011                 16,594                           13,081
 9/30/2011                 16,509                           13,093
10/31/2011                 15,666                           12,610
11/30/2011                 15,919                           12,269
12/31/2011                 15,835                           12,460
 1/31/2012                 16,847                           12,971
 2/29/2012                 16,863                           13,112
 3/31/2012                 17,352                           13,462
 4/30/2012                 16,998                           13,267
 5/31/2012                 15,582                           12,166
 6/30/2012                 16,408                           12,685
 7/31/2012                 15,852                           12,486
 8/31/2012                 15,868                           12,415
 9/30/2012                 16,088                           12,758
10/31/2012                 15,750                           12,482
11/30/2012                 15,987                           12,568
12/31/2012                 16,577                           12,960
 1/31/2013                 17,099                           13,445
 2/28/2013                 17,521                           13,900
 3/31/2013                 18,870                           15,023
 4/30/2013                 19,865                           16,011
 5/31/2013                 18,246                           14,743
 6/30/2013                 18,415                           14,702
 7/31/2013                 18,853                           14,942            Past performance is not predictive of
 8/31/2013                 18,432                           14,740            future performance.
 9/30/2013                 20,523                           16,418
10/31/2013                 20,573                           16,351            The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
                                                                              would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE          TEN                redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        YEARS
          ------------------------------------------------------------        MSCI data copyright MSCI 2013, all
                                30.62%       12.30%       7.48%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ASIA PACIFIC SMALL COMPANY SERIES VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                The Asia Pacific Small     MSCI Pacific ex Japan Small
                    Company Series          Cap Index (net dividends)
                ----------------------     ---------------------------
10/31/2003             $10,000                      $10,000
11/30/2003              10,076                        9,956
12/31/2003              10,525                       10,608
 1/31/2004              11,185                       11,042
 2/29/2004              11,533                       11,376
 3/31/2004              11,169                       11,398
 4/30/2004              10,356                       10,754
 5/31/2004              10,279                       10,705
 6/30/2004              10,322                       10,718
 7/31/2004              10,508                       11,122
 8/31/2004              10,762                       11,489
 9/30/2004              11,423                       12,174
10/31/2004              11,964                       12,954
11/30/2004              12,837                       13,951
12/31/2004              13,133                       14,540
 1/31/2005              13,429                       14,667
 2/28/2005              13,819                       15,134
 3/31/2005              13,353                       14,704
 4/30/2005              12,904                       14,465
 5/31/2005              12,616                       14,651
 6/30/2005              13,184                       15,452
 7/31/2005              13,633                       16,095
 8/31/2005              13,988                       16,082
 9/30/2005              14,505                       16,893
10/31/2005              13,692                       15,901
11/30/2005              14,030                       16,504
12/31/2005              14,251                       16,828
 1/31/2006              15,216                       17,791
 2/28/2006              15,436                       17,969
 3/31/2006              16,224                       18,730
 4/30/2006              17,155                       19,938
 5/31/2006              16,181                       18,920
 6/30/2006              16,080                       18,690
 7/31/2006              16,393                       18,882
 8/31/2006              16,799                       19,498
 9/30/2006              16,977                       19,820
10/31/2006              18,374                       21,202
11/30/2006              19,399                       22,491
12/31/2006              19,958                       23,330
 1/31/2007              20,474                       23,923
 2/28/2007              21,025                       24,379
 3/31/2007              22,125                       25,637
 4/30/2007              23,675                       27,414
 5/31/2007              25,707                       28,491
 6/30/2007              26,765                       29,231
 7/31/2007              27,189                       29,224
 8/31/2007              25,165                       27,343
 9/30/2007              28,112                       29,769
10/31/2007              30,576                       31,804
11/30/2007              28,561                       29,249
12/31/2007              28,078                       28,847
 1/31/2008              25,258                       24,981
 2/29/2008              26,037                       26,465
 3/31/2008              24,776                       24,796
 4/30/2008              26,511                       26,455
 5/31/2008              27,671                       26,740
 6/30/2008              24,953                       23,749
 7/31/2008              23,489                       22,656
 8/31/2008              21,846                       20,816
 9/30/2008              18,095                       16,752
10/31/2008              12,083                       10,835
11/30/2008              10,923                        9,653
12/31/2008              12,117                       10,774
 1/31/2009              10,627                        9,588
 2/28/2009              10,042                        8,993
 3/31/2009              11,600                       10,281
 4/30/2009              13,336                       12,122
 5/31/2009              16,782                       15,028
 6/30/2009              16,918                       15,451
 7/31/2009              19,365                       17,683
 8/31/2009              20,246                       18,591
 9/30/2009              21,829                       20,149
10/31/2009              22,320                       20,632
11/30/2009              23,362                       21,225
12/31/2009              23,980                       22,073
 1/31/2010              22,684                       20,661
 2/28/2010              23,091                       20,920
 3/31/2010              24,996                       22,645
 4/30/2010              25,343                       23,278
 5/31/2010              21,837                       19,763
 6/30/2010              21,575                       19,650
 7/31/2010              23,971                       21,650
 8/31/2010              23,946                       21,602
 9/30/2010              27,578                       24,845
10/31/2010              28,772                       25,948
11/30/2010              28,391                       25,601
12/31/2010              31,177                       28,185
 1/31/2011              30,517                       27,365
 2/28/2011              30,711                       27,515
 3/31/2011              31,363                       28,360
 4/30/2011              32,701                       29,507
 5/31/2011              31,736                       28,831
 6/30/2011              30,669                       27,806
 7/31/2011              31,177                       28,216
 8/31/2011              29,009                       26,254
 9/30/2011              23,599                       21,480
10/31/2011              27,290                       25,000
11/30/2011              26,562                       23,295
12/31/2011              25,013                       22,548
 1/31/2012              27,604                       24,889
 2/29/2012              29,687                       26,824
 3/31/2012              29,263                       25,984
 4/30/2012              29,145                       26,125
 5/31/2012              25,512                       22,734
 6/30/2012              26,054                       23,052
 7/31/2012              26,444                       23,810
 8/31/2012              27,333                       24,191
 9/30/2012              28,688                       25,477
10/31/2012              29,331                       26,003
11/30/2012              29,754                       26,259
12/31/2012              31,152                       26,918
 1/31/2013              32,718                       28,345
 2/28/2013              32,862                       28,681
 3/31/2013              33,006                       28,754
 4/30/2013              32,464                       28,526
 5/31/2013              30,059                       26,426
 6/30/2013              27,934                       24,166
 7/31/2013              29,314                       25,132               Past performance is not predictive of
 8/31/2013              29,551                       25,350               future performance.
 9/30/2013              31,626                       27,300
10/31/2013              32,549                       27,778               The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE         TEN               redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS       YEARS
          ---------------------------------------------------------       MSCI data copyright MSCI 2013, all
                               10.97%      21.92%      12.53%             rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                          [CHART]

                 The United Kingdom Small      MSCI UK Small Cap
                      Company Series         Index (net dividends)
                 ------------------------    ---------------------
10/31/2003               $10,000                   $10,000
11/30/2003                10,051                    10,083
12/31/2003                10,613                    10,649
 1/31/2004                11,401                    11,551
 2/29/2004                12,065                    12,334
 3/31/2004                11,900                    12,287
 4/30/2004                11,475                    11,859
 5/31/2004                11,492                    11,852
 6/30/2004                11,883                    12,264
 7/31/2004                11,446                    11,709
 8/31/2004                11,367                    11,548
 9/30/2004                11,690                    11,928
10/31/2004                12,059                    12,382
11/30/2004                13,035                    13,383
12/31/2004                13,573                    14,155
 1/31/2005                13,959                    14,473
 2/28/2005                14,436                    14,815
 3/31/2005                14,112                    14,630
 4/30/2005                13,636                    13,969
 5/31/2005                13,369                    13,845
 6/30/2005                13,625                    14,058
 7/31/2005                13,891                    14,476
 8/31/2005                14,674                    15,176
 9/30/2005                14,509                    15,203
10/31/2005                14,101                    14,740
11/30/2005                14,714                    15,475
12/31/2005                15,360                    16,144
 1/31/2006                16,563                    17,459
 2/28/2006                16,790                    17,732
 3/31/2006                17,067                    18,091
 4/30/2006                17,930                    19,049
 5/31/2006                17,567                    18,626
 6/30/2006                17,561                    18,468
 7/31/2006                17,686                    18,324
 8/31/2006                18,429                    18,983
 9/30/2006                18,968                    19,540
10/31/2006                20,045                    20,659
11/30/2006                21,305                    21,998
12/31/2006                22,467                    23,030
 1/31/2007                22,626                    22,976
 2/28/2007                22,621                    23,048
 3/31/2007                23,687                    24,001
 4/30/2007                24,504                    25,193
 5/31/2007                24,833                    25,355
 6/30/2007                23,925                    24,617
 7/31/2007                23,800                    24,478
 8/31/2007                23,664                    23,581
 9/30/2007                22,847                    22,245
10/31/2007                24,674                    24,689
11/30/2007                21,821                    21,832
12/31/2007                20,669                    20,736
 1/31/2008                19,280                    19,068
 2/29/2008                19,563                    19,714
 3/31/2008                19,490                    19,466
 4/30/2008                19,818                    19,828
 5/31/2008                19,875                    19,922
 6/30/2008                18,293                    18,560
 7/31/2008                17,652                    17,819
 8/31/2008                17,368                    17,353
 9/30/2008                14,685                    14,162
10/31/2008                10,743                    10,232
11/30/2008                 9,983                     9,283
12/31/2008                 9,762                     9,048
 1/31/2009                 9,524                     8,998
 2/28/2009                 9,132                     8,700
 3/31/2009                 9,529                     9,205
 4/30/2009                11,526                    11,319
 5/31/2009                12,706                    12,515
 6/30/2009                12,768                    12,603
 7/31/2009                13,874                    13,763
 8/31/2009                14,957                    15,090
 9/30/2009                15,394                    15,438
10/31/2009                15,417                    15,460
11/30/2009                15,372                    15,299
12/31/2009                15,695                    15,677
 1/31/2010                15,542                    15,604
 2/28/2010                15,009                    14,905
 3/31/2010                16,268                    16,219
 4/30/2010                16,869                    16,866
 5/31/2010                14,963                    14,839
 6/30/2010                15,247                    14,903
 7/31/2010                17,306                    16,696
 8/31/2010                16,670                    16,242
 9/30/2010                18,452                    18,032
10/31/2010                19,416                    18,801
11/30/2010                18,463                    18,018
12/31/2010                20,352                    19,903
 1/31/2011                20,647                    20,095
 2/28/2011                21,271                    20,625
 3/31/2011                20,879                    20,269
 4/30/2011                22,728                    22,127
 5/31/2011                22,592                    21,847
 6/30/2011                21,872                    21,111
 7/31/2011                21,730                    21,053
 8/31/2011                19,563                    18,905
 9/30/2011                17,589                    16,912
10/31/2011                19,455                    18,760
11/30/2011                18,866                    18,032
12/31/2011                18,281                    17,430
 1/31/2012                19,898                    19,198
 2/29/2012                21,520                    20,981
 3/31/2012                21,991                    21,050
 4/30/2012                22,371                    21,408
 5/31/2012                19,853                    18,756
 6/30/2012                20,828                    19,649
 7/31/2012                21,180                    20,007
 8/31/2012                22,343                    21,066
 9/30/2012                23,494                    22,190
10/31/2012                24,010                    22,649
11/30/2012                24,163                    22,657
12/31/2012                25,496                    23,700
 1/31/2013                25,950                    24,323
 2/28/2013                26,188                    24,460
 3/31/2013                26,971                    25,119
 4/30/2013                27,657                    25,747
 5/31/2013                27,918                    26,095
 6/30/2013                27,306                    25,154
 7/31/2013                29,620                    27,249            Past performance is not predictive of
 8/31/2013                29,836                    27,622            future performance.
 9/30/2013                31,855                    29,695
10/31/2013                32,995                    30,741            The returns shown do not reflect the
                                                                      deduction of taxes that a shareholder
                                                                      would pay on fund distributions or the
         AVERAGE ANNUAL        ONE        FIVE        TEN             redemption of fund shares.
         TOTAL RETURN          YEAR       YEARS      YEARS
         -------------------------------------------------------      MSCI data copyright MSCI 2013, all
                              37.42%      25.16%     12.68%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                 [CHART]

               The Continental Small    MSCI Europe ex UK Small
                  Company Series       Cap Index (net dividends)
               ---------------------   -------------------------
10/31/2003           $10,000                  $10,000
11/30/2003            10,524                   10,532
12/31/2003            11,180                   11,083
 1/31/2004            11,720                   11,641
 2/29/2004            12,113                   12,033
 3/31/2004            11,867                   11,618
 4/30/2004            11,725                   11,435
 5/31/2004            11,856                   11,471
 6/30/2004            12,213                   11,881
 7/31/2004            11,820                   11,403
 8/31/2004            11,893                   11,439
 9/30/2004            12,512                   12,077
10/31/2004            12,984                   12,589
11/30/2004            14,373                   13,986
12/31/2004            15,118                   14,686
 1/31/2005            15,333                   14,850
 2/28/2005            16,319                   15,891
 3/31/2005            15,873                   15,485
 4/30/2005            15,454                   15,029
 5/31/2005            15,496                   15,243
 6/30/2005            15,915                   15,731
 7/31/2005            16,906                   16,810
 8/31/2005            17,478                   17,288
 9/30/2005            17,923                   17,878
10/31/2005            17,037                   16,644
11/30/2005            17,100                   16,856
12/31/2005            17,986                   17,833
 1/31/2006            19,712                   19,823
 2/28/2006            20,283                   20,383
 3/31/2006            21,594                   21,700
 4/30/2006            23,083                   23,237
 5/31/2006            21,977                   22,043
 6/30/2006            21,568                   21,541
 7/31/2006            21,521                   21,305
 8/31/2006            22,092                   21,806
 9/30/2006            22,391                   22,035
10/31/2006            23,519                   23,213
11/30/2006            25,155                   24,837
12/31/2006            26,356                   26,009
 1/31/2007            27,577                   26,842
 2/28/2007            27,625                   26,957
 3/31/2007            29,240                   28,390
 4/30/2007            30,781                   30,108
 5/31/2007            31,379                   30,633
 6/30/2007            31,038                   30,340
 7/31/2007            30,870                   30,118
 8/31/2007            29,775                   28,755
 9/30/2007            30,440                   29,327
10/31/2007            31,909                   31,082
11/30/2007            29,554                   28,858
12/31/2007            28,988                   28,274
 1/31/2008            26,230                   24,869
 2/29/2008            27,357                   26,374
 3/31/2008            28,228                   26,910
 4/30/2008            28,568                   27,370
 5/31/2008            29,119                   27,796
 6/30/2008            26,665                   25,227
 7/31/2008            25,254                   23,795
 8/31/2008            24,567                   23,145
 9/30/2008            20,294                   18,353
10/31/2008            14,877                   13,189
11/30/2008            13,718                   12,096
12/31/2008            15,149                   13,213
 1/31/2009            13,429                   12,027
 2/28/2009            12,271                   10,968
 3/31/2009            13,162                   11,816
 4/30/2009            15,317                   14,275
 5/31/2009            17,535                   16,407
 6/30/2009            17,320                   16,196
 7/31/2009            18,700                   17,650
 8/31/2009            20,267                   19,462
 9/30/2009            22,003                   21,327
10/31/2009            21,390                   20,745
11/30/2009            22,040                   21,171
12/31/2009            21,972                   21,267
 1/31/2010            21,610                   20,983
 2/28/2010            21,154                   20,386
 3/31/2010            22,727                   22,039
 4/30/2010            22,512                   21,900
 5/31/2010            19,313                   18,512
 6/30/2010            19,192                   18,236
 7/31/2010            21,489                   20,420
 8/31/2010            20,509                   19,450
 9/30/2010            23,330                   22,451
10/31/2010            24,678                   23,891
11/30/2010            22,764                   22,081
12/31/2010            25,716                   25,173
 1/31/2011            26,450                   25,742
 2/28/2011            26,906                   26,179
 3/31/2011            27,813                   27,062
 4/30/2011            29,696                   28,952
 5/31/2011            28,694                   27,848
 6/30/2011            27,771                   26,949
 7/31/2011            26,203                   25,313
 8/31/2011            23,513                   22,669
 9/30/2011            19,974                   19,263
10/31/2011            22,024                   21,374
11/30/2011            20,572                   19,704
12/31/2011            19,764                   19,034
 1/31/2012            21,647                   20,922
 2/29/2012            23,036                   22,528
 3/31/2012            23,078                   22,345
 4/30/2012            22,543                   21,973
 5/31/2012            19,465                   18,960
 6/30/2012            20,320                   19,894
 7/31/2012            20,115                   19,823
 8/31/2012            21,033                   20,687
 9/30/2012            22,145                   21,801
10/31/2012            22,528                   22,177
11/30/2012            22,832                   22,516
12/31/2012            24,211                   23,731
 1/31/2013            26,046                   25,663
 2/28/2013            25,789                   25,584
 3/31/2013            25,212                   24,927
 4/30/2013            26,251                   25,895
 5/31/2013            26,738                   26,483
 6/30/2013            25,857                   25,304
 7/31/2013            28,112                   27,605               Past performance is not predictive of
 8/31/2013            28,149                   27,554               future performance.
 9/30/2013            30,614                   29,910
10/31/2013            32,365                   31,711               The returns shown do not reflect the
                                                                    deduction of taxes that a shareholder
                                                                    would pay on fund distributions or the
         AVERAGE ANNUAL       ONE       FIVE        TEN             redemption of fund shares.
         TOTAL RETURN         YEAR      YEARS      YEARS
         -----------------------------------------------------      MSCI data copyright MSCI 2013, all
                             43.67%     16.82%     12.46%           rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE CANADIAN SMALL COMPANY SERIES VS.
MSCI CANADA SMALL CAP INDEX (NET DIVIDENDS)
APRIL 2, 2007-OCTOBER 31, 2013

                                            [CHART]

                  The Canadian Small               MSCI Canada Small
                    Company Series            Cap Index (net dividends)
                -----------------------      --------------------------
  4/2/2007             $10,000                         $10,000
 4/30/2007              10,710                          10,487
 5/31/2007              11,420                          11,331
 6/30/2007              11,370                          11,306
 7/31/2007              11,300                          11,024
 8/31/2007              10,560                          10,340
 9/30/2007              11,730                          11,600
10/31/2007              13,000                          12,852
11/30/2007              11,020                          10,809
12/31/2007              11,430                          11,109
 1/31/2008              10,350                          10,107
 2/29/2008              11,160                          11,071
 3/31/2008              10,290                          10,199
 4/30/2008              10,540                          10,555
 5/31/2008              11,140                          11,104
 6/30/2008              10,620                          10,725
 7/31/2008               9,710                           9,775
 8/31/2008               9,310                           9,530
 9/30/2008               7,190                           7,506
10/31/2008               4,800                           5,011
11/30/2008               4,180                           4,560
12/31/2008               4,500                           4,785
 1/31/2009               4,530                           4,833
 2/28/2009               4,120                           4,454
 3/31/2009               4,380                           4,708
 4/30/2009               5,300                           5,466
 5/31/2009               6,340                           6,622
 6/30/2009               5,950                           6,220
 7/31/2009               6,700                           6,996
 8/31/2009               6,920                           7,260
 9/30/2009               7,910                           8,157
10/31/2009               7,760                           8,211
11/30/2009               8,420                           8,900
12/31/2009               8,960                           9,423
 1/31/2010               8,540                           9,031
 2/28/2010               9,050                           9,632
 3/31/2010               9,770                          10,454
 4/30/2010              10,120                          10,890
 5/31/2010               9,150                           9,929
 6/30/2010               8,730                           9,464
 7/31/2010               9,440                          10,234
 8/31/2010               9,330                          10,202
 9/30/2010              10,430                          11,319
10/31/2010              11,110                          12,004
11/30/2010              11,650                          12,509
12/31/2010              12,840                          13,660
 1/31/2011              12,780                          13,500
 2/28/2011              13,660                          14,392
 3/31/2011              13,680                          14,396
 4/30/2011              13,940                          14,833
 5/31/2011              13,360                          14,236
 6/30/2011              12,620                          13,510
 7/31/2011              12,810                          13,868
 8/31/2011              11,840                          13,043
 9/30/2011               9,600                          10,655
10/31/2011              11,140                          12,174
11/30/2011              10,750                          11,857
12/31/2011              10,580                          11,613
 1/31/2012              11,490                          12,564
 2/29/2012              11,930                          13,014
 3/31/2012              11,400                          12,326
 4/30/2012              11,140                          12,227
 5/31/2012               9,840                          10,801
 6/30/2012               9,860                          10,768
 7/31/2012              10,130                          11,140
 8/31/2012              10,560                          11,603
 9/30/2012              11,010                          12,189
10/31/2012              10,860                          11,971
11/30/2012              10,680                          11,703
12/31/2012              10,930                          11,894
 1/31/2013              11,250                          12,137
 2/28/2013              10,700                          11,549
 3/31/2013              11,010                          11,822
 4/30/2013              10,650                          11,555
 5/31/2013              10,480                          11,271
 6/30/2013              10,050                          10,576
 7/31/2013              10,790                          11,389             Past performance is not predictive of
 8/31/2013              10,690                          11,262             future performance.
 9/30/2013              11,170                          11,696
10/31/2013              11,480                          11,959             The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
                                                                           would pay on fund distributions or the
         AVERAGE ANNUAL       ONE        FIVE           FROM               redemption of fund shares.
         TOTAL RETURN         YEAR       YEARS       04/02/2007
         ------------------------------------------------------------      MSCI data copyright MSCI 2013, all
                              5.71%      19.05%        2.12%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

               The Emerging Markets Series    MSCI Emerging Markets Index
                                                    (net dividends)
              -----------------------------   ---------------------------
10/31/2003              $10,000                        $10,000
11/30/2003                9,905                         10,122
12/31/2003               10,948                         10,855
 1/31/2004               11,159                         11,234
 2/29/2004               11,655                         11,749
 3/31/2004               11,735                         11,896
 4/30/2004               10,991                         10,922
 5/31/2004               10,867                         10,704
 6/30/2004               11,064                         10,749
 7/31/2004               11,057                         10,552
 8/31/2004               11,363                         10,990
 9/30/2004               12,004                         11,624
10/31/2004               12,340                         11,902
11/30/2004               13,418                         13,004
12/31/2004               14,293                         13,628
 1/31/2005               14,410                         13,663
 2/28/2005               15,481                         14,855
 3/31/2005               14,424                         13,873
 4/30/2005               14,082                         13,501
 5/31/2005               14,504                         13,971
 6/30/2005               14,942                         14,445
 7/31/2005               15,904                         15,455
 8/31/2005               16,006                         15,587
 9/30/2005               17,281                         17,039
10/31/2005               16,421                         15,925
11/30/2005               17,609                         17,243
12/31/2005               18,630                         18,262
 1/31/2006               20,415                         20,301
 2/28/2006               20,357                         20,277
 3/31/2006               20,634                         20,456
 4/30/2006               21,873                         21,913
 5/31/2006               19,351                         19,617
 6/30/2006               19,329                         19,569
 7/31/2006               19,687                         19,849
 8/31/2006               20,306                         20,355
 9/30/2006               20,590                         20,524
10/31/2006               21,822                         21,499
11/30/2006               23,222                         23,097
12/31/2006               24,162                         24,137
 1/31/2007               24,519                         23,877
 2/28/2007               24,147                         23,735
 3/31/2007               25,248                         24,680
 4/30/2007               26,866                         25,823
 5/31/2007               28,666                         27,102
 6/30/2007               29,140                         28,372
 7/31/2007               29,847                         29,869
 8/31/2007               29,337                         29,235
 9/30/2007               31,924                         32,463
10/31/2007               35,430                         36,084
11/30/2007               33,120                         33,526
12/31/2007               33,003                         33,643
 1/31/2008               30,131                         29,445
 2/29/2008               31,093                         31,618
 3/31/2008               30,131                         29,945
 4/30/2008               32,289                         32,375
 5/31/2008               32,478                         32,976
 6/30/2008               29,147                         29,687
 7/31/2008               28,768                         28,567
 8/31/2008               27,063                         26,285
 9/30/2008               23,302                         21,685
10/31/2008               17,165                         15,750
11/30/2008               15,612                         14,565
12/31/2008               16,837                         15,701
 1/31/2009               15,547                         14,687
 2/28/2009               14,541                         13,858
 3/31/2009               16,640                         15,850
 4/30/2009               19,111                         18,487
 5/31/2009               22,369                         21,646
 6/30/2009               22,179                         21,355
 7/31/2009               24,723                         23,756
 8/31/2009               24,810                         23,671
 9/30/2009               27,004                         25,820
10/31/2009               26,443                         25,852
11/30/2009               28,025                         26,962
12/31/2009               29,038                         28,027
 1/31/2010               27,456                         26,464
 2/28/2010               27,792                         26,557
 3/31/2010               30,124                         28,701
 4/30/2010               30,306                         29,049
 5/31/2010               27,493                         26,494
 6/30/2010               27,536                         26,299
 7/31/2010               29,964                         28,489
 8/31/2010               29,271                         27,936
 9/30/2010               32,602                         31,040
10/31/2010               33,593                         31,941
11/30/2010               32,843                         31,098
12/31/2010               35,517                         33,317
 1/31/2011               34,599                         32,413
 2/28/2011               34,359                         32,111
 3/31/2011               36,276                         33,999
 4/30/2011               37,544                         35,054
 5/31/2011               36,509                         34,134
 6/30/2011               36,079                         33,609
 7/31/2011               35,802                         33,460
 8/31/2011               32,908                         30,470
 9/30/2011               27,930                         26,027
10/31/2011               31,429                         29,475
11/30/2011               30,343                         27,511
12/31/2011               29,461                         27,179
 1/31/2012               32,617                         30,262
 2/29/2012               34,388                         32,074
 3/31/2012               33,499                         31,004
 4/30/2012               32,901                         30,633
 5/31/2012               29,359                         27,198
 6/30/2012               30,816                         28,248
 7/31/2012               31,064                         28,799
 8/31/2012               31,276                         28,703
 9/30/2012               33,025                         30,435
10/31/2012               32,857                         30,250
11/30/2012               33,287                         30,634
12/31/2012               35,241                         32,132
 1/31/2013               35,423                         32,575
 2/28/2013               35,015                         32,166
 3/31/2013               34,519                         31,612
 4/30/2013               34,913                         31,850
 5/31/2013               33,783                         31,033
 6/30/2013               31,662                         29,057               Past performance is not predictive of
 7/31/2013               32,128                         29,361               future performance.
 8/31/2013               31,378                         28,856
 9/30/2013               33,615                         30,733               The returns shown do not reflect the
10/31/2013               35,153                         32,226               deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE          TEN                redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS        YEARS
          ------------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                6.99%       15.42%       13.40%              rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                            [CHART]

                The Emerging Markets               MSCI Emerging
                  Small Cap Series        Markets Index (net dividends)
               ---------------------    ---------------------------------
10/31/2003            $10,000                      $10,000
11/30/2003             10,203                       10,122
12/31/2003             11,223                       10,855
 1/31/2004             11,560                       11,234
 2/29/2004             12,048                       11,749
 3/31/2004             12,251                       11,896
 4/30/2004             11,575                       10,922
 5/31/2004             11,095                       10,704
 6/30/2004             11,185                       10,749
 7/31/2004             11,268                       10,552
 8/31/2004             11,643                       10,990
 9/30/2004             12,288                       11,624
10/31/2004             12,603                       11,902
11/30/2004             13,796                       13,004
12/31/2004             14,531                       13,628
 1/31/2005             14,944                       13,663
 2/28/2005             15,889                       14,855
 3/31/2005             14,801                       13,873
 4/30/2005             14,261                       13,501
 5/31/2005             14,539                       13,971
 6/30/2005             14,906                       14,445
 7/31/2005             15,739                       15,455
 8/31/2005             15,844                       15,587
 9/30/2005             16,894                       17,039
10/31/2005             16,077                       15,925
11/30/2005             17,224                       17,243
12/31/2005             18,357                       18,262
 1/31/2006             20,143                       20,301
 2/28/2006             20,368                       20,277
 3/31/2006             20,735                       20,456
 4/30/2006             22,438                       21,913
 5/31/2006             20,083                       19,617
 6/30/2006             19,205                       19,569
 7/31/2006             19,647                       19,849
 8/31/2006             20,338                       20,355
 9/30/2006             20,915                       20,524
10/31/2006             22,498                       21,499
11/30/2006             24,209                       23,097
12/31/2006             25,326                       24,137
 1/31/2007             25,829                       23,877
 2/28/2007             26,047                       23,735
 3/31/2007             27,224                       24,680
 4/30/2007             29,310                       25,823
 5/31/2007             31,650                       27,102
 6/30/2007             32,603                       28,372
 7/31/2007             34,201                       29,869
 8/31/2007             32,791                       29,235
 9/30/2007             35,049                       32,463
10/31/2007             37,704                       36,084
11/30/2007             34,696                       33,526
12/31/2007             35,101                       33,643
 1/31/2008             30,893                       29,445
 2/29/2008             31,785                       31,618
 3/31/2008             30,308                       29,945
 4/30/2008             32,153                       32,375
 5/31/2008             31,973                       32,976
 6/30/2008             28,290                       29,687
 7/31/2008             27,862                       28,567
 8/31/2008             26,182                       26,285
 9/30/2008             21,470                       21,685
10/31/2008             14,966                       15,750
11/30/2008             14,059                       14,565
12/31/2008             16,054                       15,701
 1/31/2009             14,831                       14,687
 2/28/2009             13,923                       13,858
 3/31/2009             15,844                       15,850
 4/30/2009             19,055                       18,487
 5/31/2009             23,383                       21,646
 6/30/2009             23,271                       21,355
 7/31/2009             26,249                       23,756
 8/31/2009             26,564                       23,671
 9/30/2009             28,785                       25,820
10/31/2009             28,762                       25,852
11/30/2009             30,473                       26,962
12/31/2009             32,153                       28,027
 1/31/2010             30,743                       26,464
 2/28/2010             31,275                       26,557
 3/31/2010             33,953                       28,701
 4/30/2010             34,516                       29,049
 5/31/2010             31,058                       26,494
 6/30/2010             31,890                       26,299
 7/31/2010             34,831                       28,489
 8/31/2010             35,004                       27,936
 9/30/2010             39,265                       31,040
10/31/2010             40,833                       31,941
11/30/2010             39,745                       31,098
12/31/2010             42,033                       33,317
 1/31/2011             40,270                       32,413
 2/28/2011             39,100                       32,111
 3/31/2011             41,283                       33,999
 4/30/2011             43,466                       35,054
 5/31/2011             42,498                       34,134
 6/30/2011             42,491                       33,609
 7/31/2011             42,978                       33,460
 8/31/2011             38,912                       30,470
 9/30/2011             32,003                       26,027
10/31/2011             35,551                       29,475
11/30/2011             33,833                       27,511
12/31/2011             32,933                       27,179
 1/31/2012             36,662                       30,262
 2/29/2012             39,670                       32,074
 3/31/2012             38,665                       31,004
 4/30/2012             37,742                       30,633
 5/31/2012             34,306                       27,198
 6/30/2012             35,619                       28,248
 7/31/2012             35,199                       28,799
 8/31/2012             36,122                       28,703
 9/30/2012             38,237                       30,435
10/31/2012             38,110                       30,250
11/30/2012             38,785                       30,634
12/31/2012             41,185                       32,132
 1/31/2013             41,958                       32,575
 2/28/2013             42,401                       32,166
 3/31/2013             42,221                       31,612
 4/30/2013             43,083                       31,850
 5/31/2013             42,491                       31,033
 6/30/2013             38,815                       29,057
 7/31/2013             39,010                       29,361
 8/31/2013             37,397                       28,856                   Past performance is not predictive of
 9/30/2013             40,143                       30,733                   future performance.
10/31/2013             41,695                       32,226
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE          TEN                redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS        YEARS
          ------------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                9.41%       22.74%       15.35%              rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2013

   The one-year period ended October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones U.S. Select REIT Index /SM/........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap and/or micro cap companies relative to widely used benchmarks.

DOMESTIC EQUITY SERIES' PERFORMANCE OVERVIEW

THE U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series seeks to capture the returns of U.S. large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 220 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 35.68% for the Series and 28.29% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had significantly greater exposure than the Index to deeper value stocks, measured by book-to-market ratios. These stocks generally outperformed relative to the Index, and the Series' higher weight contributed to the Series' outperformance relative to the Index. The Series' exclusion of real estate investment trusts ("REITs") and highly regulated utilities also contributed to the Series' outperformance relative to the Index as both sectors underperformed the overall Index during the period.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2013

   The one-year period ended October 31, 2013, was characterized by generally positive monthly returns in the international equity market with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large cap stocks while value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------

                                                U.S. DOLLAR RETURN
             -                                  ------------------
             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

   During the period, the U.S. dollar (USD) was mixed against developed markets currencies. While the U.S. dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 MONTHS ENDED OCTOBER 31, 2013
                              --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
---------------------------------------------------  --------------------- ------------------
                  United Kingdom....................        20.70%               20.37%
                  Japan.............................        64.48%               34.00%
                  Canada............................        10.59%                5.99%
                  France............................        27.55%               33.82%
                  Australia.........................        26.44%               15.47%
                  Switzerland.......................        27.49%               31.10%
                  Germany...........................        24.72%               30.85%
                  Spain.............................        30.69%               37.11%
                  Sweden............................        24.39%               27.55%
                  Hong Kong.........................        14.30%               14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2013, returns in U.S. dollars were 6.53% for the MSCI Emerging Markets Index (net dividends) versus 24.65% for the MSCI World ex USA Index (net dividends). As measured by the MSCI emerging markets indices, small cap stocks outperformed large caps while growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------

                                                  U.S. DOLLAR RETURN
           -                                      ------------------
           MSCI Emerging Markets Index...........        6.53%
           MSCI Emerging Markets Small Cap Index.       10.29%
           MSCI Emerging Markets Value Index.....        3.88%
           MSCI Emerging Markets Growth Index....        9.06%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, except those in eastern Europe, decreasing USD denominated returns in emerging markets.

                         12 MONTHS ENDED OCTOBER 31, 2013
                          --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
------------------------------------------  --------------------- ------------------
              China........................         9.32%                9.28%
              South Korea..................         9.57%               12.65%
              Brazil.......................         7.85%               -1.52%
              Taiwan.......................        18.76%               18.08%
              South Africa.................        20.85%                5.07%
              India........................        14.98%                0.65%
              Russia.......................        12.94%               10.89%
              Mexico.......................         1.41%                2.11%
              Malaysia.....................        13.25%                9.32%
              Indonesia....................         1.33%              -13.66%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

INTERNATIONAL EQUITY SERIES' PERFORMANCE OVERVIEW

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series seeks to capture the returns of international large company value stocks. Value stocks are typically characterized by low relative price, as measured by their book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ending October 31, 2013, total returns were 28.18% for the Series and 24.65% for the MSCI World ex USA Index (net dividends). The Series focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. As large cap value stocks generally outperformed large cap growth stocks during the period, the Series' significantly greater exposure than the Index to these securities contributed to the Series' outperformance relative to the Index. In particular, the Series' greater exposure to value stocks in the financial sector was beneficial as these names outperformed. The Series' exclusion of real estate investment trusts ("REITs") also benefited the Series' relative performance as REITs underperformed during the period. Differences in the valuation timing and methodology between the Series and the Index generally detracted from relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

THE JAPANESE SMALL COMPANY SERIES

   The Japanese Small Company Series seeks to capture the returns of Japanese small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 1,400 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 30.62% for the Series and 30.99% for the MSCI Japan Small Cap Index (net dividends). The Series' lesser exposure than the Index to GungHo Online Entertainment, Inc., an online gaming company that significantly outperformed, was primarily responsible for the Series' relative underperformance. To a lesser extent, the Series' exclusion of real estate investment trusts ("REITs") contributed positively to the Series' relative performance as REITs underperformed during the period.

THE ASIA PACIFIC SMALL COMPANY SERIES

   The Asia Pacific Small Company Series seeks to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 940 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 10.97% for the Series and 6.83% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. The Series' greater weight in the consumer discretionary sector and lesser weight in the materials sector contributed to the Series' outperformance relative to the Index as consumer discretionary outperformed and materials underperformed. The Series' exclusion of real estate investment trusts ("REITs") also had a small positive impact on the Series' relative performance as REITs underperformed during the period.

THE UNITED KINGDOM SMALL COMPANY SERIES

   The United Kingdom Small Company Series seeks to capture the returns of U.K. small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 350 securities. In general, cash exposure was low throughout the year, with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 37.42% for the Series and 35.72% for the MSCI UK Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Series had a lesser allocation to the energy sector, which contributed to the Series' outperformance relative to the Index as energy significantly underperformed. The Series' exclusion of real estate investment trusts ("REITs") also contributed to the Series' outperformance relative to the Index as REITs underperformed during the period. To a lesser extent, differences in the valuation timing and methodology between the Series and the Index generally detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

THE CONTINENTAL SMALL COMPANY SERIES

   The Continental Small Company Series seeks to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 1,200 securities in 14 eligible developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 43.67% for the Series and 42.99% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. The Series' exclusion of real estate investment trusts ("REITs") contributed to the Series' outperformance relative to the Index, as REITs underperformed during the period. To a lesser extent, differences in the valuation timing and methodology between the Series and the Index generally detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

THE CANADIAN SMALL COMPANY SERIES

   The Canadian Small Company Series seeks to capture the returns of Canadian small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 390 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 5.71% for the Series and -0.09% for the MSCI Canada Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the Canadian equity market. The Series' holdings in the materials sector significantly outperformed those of the Index and contributed to the Series' outperformance relative to the Index. The Series' exclusion of real estate investment trusts ("REITs") also contributed to the Series' outperformance relative to the Index as REITs underperformed during the period.

THE EMERGING MARKETS SERIES

   The Emerging Markets Series seeks to capture the returns of large cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 1,000 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 6.99% for the Series and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. Differences in country weights between the Series and the Index contributed to relative performance differences. In addition, differences in holdings within the financial sector contributed to the Series' relative outperformance.

THE EMERGING MARKETS SMALL CAP SERIES

   The Emerging Markets Small Cap Series seeks to capture the returns of small company stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 3,100 securities across 17 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 9.41% for the Series and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was principally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Series focuses on small cap stocks while the Index primarily holds large cap and mid-cap stocks. Emerging markets small cap stocks generally outperformed emerging markets large caps over the period. The Series' significantly greater exposure to small cap stocks was primarily responsible for the Series' outperformance relative to the Index.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                          SIX MONTHS ENDED OCTOBER 31, 2013
     EXPENSE TABLES
                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    05/01/13  10/31/13    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     THE U.S. LARGE CAP VALUE SERIES
     -
     Actual Fund Return............ $1,000.00 $1,145.10    0.11%    $0.59
     Hypothetical 5% Annual Return. $1,000.00 $1,024.65    0.11%    $0.56

     THE DFA INTERNATIONAL VALUE SERIES
     -
     Actual Fund Return............ $1,000.00 $1,125.00    0.22%    $1.18
     Hypothetical 5% Annual Return. $1,000.00 $1,024.10    0.22%    $1.12

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/13  10/31/13    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
THE JAPANESE SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,035.70    0.13%    $0.67
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

THE ASIA PACIFIC SMALL COMPANY SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,002.60    0.13%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

THE UNITED KINGDOM SMALL COMPANY SERIES
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,193.00    0.12%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%    $0.61

THE CONTINENTAL SMALL COMPANY SERIES
------------------------------------
Actual Fund Return...................... $1,000.00 $1,232.90    0.13%    $0.73
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

THE CANADIAN SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,077.90    0.11%    $0.58
Hypothetical 5% Annual Return........... $1,000.00 $1,024.65    0.11%    $0.56

THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return...................... $1,000.00 $1,006.90    0.14%    $0.71
Hypothetical 5% Annual Return........... $1,000.00 $1,024.50    0.14%    $0.71

THE EMERGING MARKETS SMALL CAP SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $  967.80    0.25%    $1.24
Hypothetical 5% Annual Return........... $1,000.00 $1,023.95    0.25%    $1.28

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        THE U.S. LARGE CAP VALUE SERIES
              Consumer Discretionary.......................  12.6%
              Consumer Staples.............................   7.5%
              Energy.......................................  20.7%
              Financials...................................  24.9%
              Health Care..................................   8.0%
              Industrials..................................  12.2%
              Information Technology.......................   5.9%
              Materials....................................   3.3%
              Telecommunication Services...................   4.6%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                      THE DFA INTERNATIONAL VALUE SERIES
              Consumer Discretionary.......................   9.4%
              Consumer Staples.............................   4.9%
              Energy.......................................  12.7%
              Financials...................................  36.7%
              Health Care..................................   1.3%
              Industrials..................................  10.4%
              Information Technology.......................   3.7%
              Materials....................................  10.9%
              Other........................................    --
              Telecommunication Services...................   7.1%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

                       THE JAPANESE SMALL COMPANY SERIES
              Consumer Discretionary.......................  21.4%
              Consumer Staples.............................   9.3%
              Energy.......................................   0.9%
              Financials...................................  11.0%
              Health Care..................................   4.7%
              Industrials..................................  29.9%
              Information Technology.......................  10.4%
              Materials....................................  11.9%
              Telecommunication Services...................    --
              Utilities....................................   0.5%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                     THE ASIA PACIFIC SMALL COMPANY SERIES
              Consumer Discretionary.......................  29.3%
              Consumer Staples.............................   4.2%
              Energy.......................................   6.4%
              Financials...................................  13.5%
              Health Care..................................   5.0%
              Industrials..................................  20.2%
              Information Technology.......................   4.8%
              Materials....................................  10.7%
              Other........................................    --
              Telecommunication Services...................   3.5%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                    THE UNITED KINGDOM SMALL COMPANY SERIES
              Consumer Discretionary.......................  26.9%
              Consumer Staples.............................   3.8%
              Energy.......................................   5.4%
              Financials...................................  14.4%
              Health Care..................................   2.6%
              Industrials..................................  26.7%
              Information Technology.......................   7.8%
              Materials....................................   7.6%
              Telecommunication Services...................   2.4%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                     THE CONTINENTAL SMALL COMPANY SERIES
              Consumer Discretionary.......................  14.9%
              Consumer Staples.............................   5.7%
              Energy.......................................   4.4%
              Financials...................................  18.6%
              Health Care..................................   9.2%
              Industrials..................................  24.4%
              Information Technology.......................  10.0%
              Materials....................................   8.0%
              Other........................................    --
              Telecommunication Services...................   2.5%
              Utilities....................................   2.3%
                                                            -----
                                                            100.0%

                       THE CANADIAN SMALL COMPANY SERIES
              Consumer Discretionary.......................  10.2%
              Consumer Staples.............................   4.3%
              Energy.......................................  26.9%
              Financials...................................   8.1%
              Health Care..................................   2.0%
              Industrials..................................  14.6%
              Information Technology.......................   5.8%
              Materials....................................  22.5%
              Telecommunication Services...................   0.4%
              Utilities....................................   5.2%
                                                            -----
                                                            100.0%

                          THE EMERGING MARKETS SERIES
              Consumer Discretionary.......................   9.0%
              Consumer Staples.............................   8.6%
              Energy.......................................  12.0%
              Financials...................................  25.9%
              Health Care..................................   1.5%
              Industrials..................................   7.3%
              Information Technology.......................  15.2%
              Materials....................................  10.4%
              Other........................................    --
              Telecommunication Services...................   6.9%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                     THE EMERGING MARKETS SMALL CAP SERIES
              Consumer Discretionary.......................  18.1%
              Consumer Staples.............................   8.9%
              Energy.......................................   2.3%
              Financials...................................  16.5%
              Health Care..................................   6.3%
              Industrials..................................  17.8%
              Information Technology.......................  13.1%
              Materials....................................  12.6%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   0.7%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                      PERCENTAGE
                                            SHARES       VALUE+     OF NET ASSETS**
                                            ------       ------     ---------------
COMMON STOCKS -- (95.9%)
Consumer Discretionary -- (12.1%)
    Comcast Corp. Class A................ 10,008,890 $  476,222,986            3.2%
    Comcast Corp. Special Class A........  3,819,364    176,836,553            1.2%
*   General Motors Co....................  3,555,515    131,376,279            0.9%
    Time Warner Cable, Inc...............  1,876,119    225,415,698            1.5%
    Time Warner, Inc.....................  4,974,348    341,936,681            2.3%
    Other Securities.....................               515,830,578            3.5%
                                                     --------------           -----
Total Consumer Discretionary.............             1,867,618,775           12.6%
                                                     --------------           -----
Consumer Staples -- (7.2%)
    Archer-Daniels-Midland Co............  3,189,248    130,440,243            0.9%
    CVS Caremark Corp....................  7,147,441    444,999,677            3.0%
    Mondelez International, Inc. Class A.  9,025,752    303,626,297            2.0%
    Other Securities.....................               227,833,106            1.5%
                                                     --------------           -----
Total Consumer Staples...................             1,106,899,323            7.4%
                                                     --------------           -----
Energy -- (19.9%)
    Anadarko Petroleum Corp..............  2,511,077    239,280,527            1.6%
    Apache Corp..........................  1,526,796    135,579,485            0.9%
    Baker Hughes, Inc....................  1,673,042     97,187,010            0.6%
    Chevron Corp.........................  4,348,879    521,691,525            3.5%
    ConocoPhillips.......................  6,993,622    512,632,493            3.4%
    Devon Energy Corp....................  1,479,247     93,517,995            0.6%
    Hess Corp............................  1,606,476    130,445,851            0.9%
    Marathon Oil Corp....................  3,640,872    128,377,147            0.9%
    Marathon Petroleum Corp..............  1,791,952    128,411,280            0.9%
    National Oilwell Varco, Inc..........  1,816,355    147,451,699            1.0%
    Occidental Petroleum Corp............  1,521,584    146,193,791            1.0%
    Phillips 66..........................  2,926,797    188,573,531            1.3%
    Valero Energy Corp...................  2,806,975    115,563,161            0.8%
    Other Securities.....................               484,245,131            3.3%
                                                     --------------           -----
Total Energy.............................             3,069,150,626           20.7%
                                                     --------------           -----
Financials -- (23.9%)
    American International Group, Inc....  8,251,823    426,206,658            2.9%
    Bank of America Corp................. 39,239,978    547,790,093            3.7%
    Bank of New York Mellon Corp. (The)..  3,633,937    115,559,197            0.8%
    Capital One Financial Corp...........  1,875,702    128,804,456            0.9%
    Citigroup, Inc....................... 10,998,186    536,491,513            3.6%
    CME Group, Inc.......................  1,618,207    120,087,142            0.8%
    JPMorgan Chase & Co..................  5,379,341    277,251,235            1.9%
    Loews Corp...........................  2,050,343     99,052,070            0.7%
    MetLife, Inc.........................  5,110,004    241,754,289            1.6%
    Morgan Stanley.......................  7,883,626    226,496,575            1.5%
    Prudential Financial, Inc............  2,327,738    189,454,596            1.3%
    Other Securities.....................               785,679,755            5.2%
                                                     --------------           -----
Total Financials.........................             3,694,627,579           24.9%
                                                     --------------           -----
Health Care -- (7.7%)
    Aetna, Inc...........................  2,027,401    127,118,043            0.9%
*   Express Scripts Holding Co...........  2,283,090    142,738,787            1.0%
    Pfizer, Inc..........................  7,744,869    237,612,581            1.6%
    Thermo Fisher Scientific, Inc........  1,932,026    188,913,502            1.3%
    WellPoint, Inc.......................  1,824,634    154,728,963            1.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                            SHARES        VALUE+      OF NET ASSETS**
                                                            ------        ------      ---------------
Health Care -- (Continued)
      Other Securities...................................             $   330,262,151            2.1%
                                                                      ---------------          ------
Total Health Care........................................               1,181,374,027            8.0%
                                                                      ---------------          ------
Industrials -- (11.7%)
      CSX Corp...........................................   5,687,103     148,205,904            1.0%
      Eaton Corp. P.L.C..................................   1,993,999     140,696,569            1.0%
      FedEx Corp.........................................     759,707      99,521,617            0.7%
      General Electric Co................................  17,056,602     445,859,576            3.0%
      Norfolk Southern Corp..............................   1,681,939     144,680,393            1.0%
      Northrop Grumman Corp..............................   1,364,645     146,712,984            1.0%
      Union Pacific Corp.................................   1,891,022     286,300,731            1.9%
      Other Securities...................................                 389,576,498            2.5%
                                                                      ---------------          ------
Total Industrials........................................               1,801,554,272           12.1%
                                                                      ---------------          ------
Information Technology -- (5.6%)
      Corning, Inc.......................................   5,599,861      95,701,624            0.7%
      Hewlett-Packard Co.................................   9,295,748     226,537,379            1.5%
*     Yahoo!, Inc........................................   3,936,872     129,641,195            0.9%
      Other Securities...................................                 418,199,608            2.8%
                                                                      ---------------          ------
Total Information Technology.............................                 870,079,806            5.9%
                                                                      ---------------          ------
Materials -- (3.1%)
      Freeport-McMoRan Copper & Gold, Inc................   3,340,516     122,797,368            0.8%
      International Paper Co.............................   2,043,676      91,168,386            0.6%
      Other Securities...................................                 270,895,902            1.9%
                                                                      ---------------          ------
Total Materials..........................................                 484,861,656            3.3%
                                                                      ---------------          ------
Telecommunication Services -- (4.4%)
      AT&T, Inc..........................................  14,518,387     525,565,609            3.5%
      Other Securities...................................                 152,680,539            1.1%
                                                                      ---------------          ------
Total Telecommunication Services.........................                 678,246,148            4.6%
                                                                      ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                  47,551,285            0.3%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              14,801,963,497           99.8%
                                                                      ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid Reserves, 0.073%. 110,063,812     110,063,812            0.7%
                                                                      ---------------          ------

                                                            SHARES/
                                                             FACE
                                                            AMOUNT
                                                          -----------
                                                             (000)
SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@  DFA Short Term Investment Fund.....................  45,096,723     521,769,090            3.5%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,087,346,593)...............................               $15,433,796,399          104.0%
                                                                      ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,867,618,775           --   --    $ 1,867,618,775
  Consumer Staples............   1,106,899,323           --   --      1,106,899,323
  Energy......................   3,069,150,626           --   --      3,069,150,626
  Financials..................   3,694,627,579           --   --      3,694,627,579
  Health Care.................   1,181,374,027           --   --      1,181,374,027
  Industrials.................   1,801,554,272           --   --      1,801,554,272
  Information Technology......     870,079,806           --   --        870,079,806
  Materials...................     484,861,656           --   --        484,861,656
  Telecommunication Services..     678,246,148           --   --        678,246,148
  Utilities...................      47,551,285           --   --         47,551,285
Temporary Cash Investments....     110,063,812           --   --        110,063,812
Securities Lending Collateral.              -- $521,769,090   --        521,769,090
                               --------------- ------------   --    ---------------
TOTAL......................... $14,912,027,309 $521,769,090   --    $15,433,796,399
                               =============== ============   ==    ===============


                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                         ------     -------    ---------------
 COMMON STOCKS -- (92.1%)
 AUSTRALIA -- (4.6%)
     Suncorp Group, Ltd................ 3,736,013 $ 47,108,867            0.5%
     Wesfarmers, Ltd................... 2,755,622  111,820,231            1.3%
     Other Securities..................            279,564,385            3.2%
                                                  ------------           -----
 TOTAL AUSTRALIA.......................            438,493,483            5.0%
                                                  ------------           -----

 AUSTRIA -- (0.2%)
     Other Securities..................             16,529,353            0.2%
                                                  ------------           -----

 BELGIUM -- (1.2%)
     Other Securities..................            112,978,600            1.3%
                                                  ------------           -----

 CANADA -- (8.8%)
 #   Canadian Natural Resources, Ltd... 1,849,320   58,690,835            0.7%
 #   Magna International, Inc..........   583,936   49,458,004            0.6%
 #   Manulife Financial Corp........... 4,587,163   81,259,196            0.9%
 #   Sun Life Financial, Inc........... 1,446,869   48,735,471            0.6%
     Suncor Energy, Inc................ 3,750,370  136,288,802            1.6%
 #   Thomson Reuters Corp.............. 1,557,384   58,522,328            0.7%
     Other Securities..................            400,896,217            4.4%
                                                  ------------           -----
 TOTAL CANADA..........................            833,850,853            9.5%
                                                  ------------           -----

 DENMARK -- (1.5%)
     Other Securities..................            137,640,320            1.6%
                                                  ------------           -----

 FINLAND -- (0.9%)
     Other Securities..................             82,560,530            0.9%
                                                  ------------           -----

 FRANCE -- (9.7%)
     AXA SA............................ 4,004,754   99,780,178            1.1%
     BNP Paribas SA.................... 1,975,744  145,756,834            1.7%
     Cie de St-Gobain.................. 1,078,023   56,585,484            0.7%
     GDF Suez.......................... 3,247,971   80,496,939            0.9%
     Orange............................ 3,875,091   53,267,297            0.6%
     Societe Generale SA............... 1,823,515  103,009,458            1.2%
     Vivendi SA........................ 3,686,124   93,331,608            1.1%
     Other Securities..................            290,292,116            3.2%
                                                  ------------           -----
 TOTAL FRANCE..........................            922,519,914           10.5%
                                                  ------------           -----

 GERMANY -- (8.4%)
     Allianz SE........................   518,031   86,978,602            1.0%
     Allianz SE ADR.................... 2,811,910   47,324,445            0.5%
     Bayerische Motoren Werke AG.......   663,299   75,071,136            0.9%
     Daimler AG........................ 2,088,586  171,002,503            1.9%
     Deutsche Bank AG.................. 1,538,807   74,369,159            0.8%
 #   Deutsche Telekom AG Sponsored ADR. 3,074,385   48,544,539            0.6%
     E.ON SE........................... 3,638,090   66,316,888            0.8%
     Muenchener Rueckversicherungs AG..   395,244   82,460,652            0.9%
     Other Securities..................            143,842,565            1.6%
                                                  ------------           -----
 TOTAL GERMANY.........................            795,910,489            9.0%
                                                  ------------           -----

 GREECE -- (0.0%)
     Other Securities..................              4,734,900            0.1%
                                                  ------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         PERCENTAGE
                                               SHARES      VALUE++     OF NET ASSETS**
                                               ------      -------     ---------------
HONG KONG -- (2.1%)
    Hutchison Whampoa, Ltd..................  5,818,000 $   72,458,624            0.8%
    Other Securities........................               125,762,689            1.4%
                                                        --------------           -----
TOTAL HONG KONG.............................               198,221,313            2.2%
                                                        --------------           -----

IRELAND -- (0.1%)
    Other Securities........................                13,557,887            0.1%
                                                        --------------           -----

ISRAEL -- (0.3%)
    Other Securities........................                28,069,013            0.3%
                                                        --------------           -----

ITALY -- (1.5%)
    UniCredit SpA...........................  8,189,815     61,477,549            0.7%
    Other Securities........................                78,424,839            0.9%
                                                        --------------           -----
TOTAL ITALY.................................               139,902,388            1.6%
                                                        --------------           -----

JAPAN -- (17.7%)
    Mitsubishi Corp.........................  3,482,500     70,454,645            0.8%
    Mitsubishi UFJ Financial Group, Inc..... 24,653,206    156,998,104            1.8%
    Mitsui & Co., Ltd.......................  4,220,700     60,296,595            0.7%
    Nippon Steel & Sumitomo Metal Corp...... 18,537,940     61,185,438            0.7%
    NTT DOCOMO, Inc.........................  3,091,700     49,049,894            0.6%
    Other Securities........................             1,282,749,967           14.5%
                                                        --------------           -----
TOTAL JAPAN.................................             1,680,734,643           19.1%
                                                        --------------           -----

NETHERLANDS -- (3.1%)
*   ING Groep NV............................  6,479,202     82,335,806            0.9%
    Other Securities........................               207,395,423            2.4%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               289,731,229            3.3%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                 6,293,702            0.1%
                                                        --------------           -----

NORWAY -- (0.7%)
    Other Securities........................                67,730,341            0.8%
                                                        --------------           -----

PORTUGAL -- (0.1%)
    Other Securities........................                 6,386,228            0.1%
                                                        --------------           -----

SINGAPORE -- (1.2%)
    Other Securities........................               109,323,500            1.2%
                                                        --------------           -----

SPAIN -- (2.3%)
    Banco Santander SA......................  8,832,930     78,306,244            0.9%
    Iberdrola SA............................  7,444,256     46,726,442            0.5%
    Other Securities........................                94,892,837            1.1%
                                                        --------------           -----
TOTAL SPAIN.................................               219,925,523            2.5%
                                                        --------------           -----

SWEDEN -- (2.8%)
    Nordea Bank AB..........................  5,366,449     68,644,974            0.8%
    Telefonaktiebolaget LM Ericsson Class B.  4,713,081     56,374,169            0.7%
    Other Securities........................               138,816,259            1.5%
                                                        --------------           -----
TOTAL SWEDEN................................               263,835,402            3.0%
                                                        --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                PERCENTAGE
                                                                     SHARES       VALUE++     OF NET ASSETS**
                                                                     ------       -------     ---------------
SWITZERLAND -- (6.9%)
      Credit Suisse Group AG......................................   1,928,358 $   59,987,253            0.7%
      Holcim, Ltd.................................................     887,877     66,039,798            0.8%
      Swiss Re AG.................................................   1,117,582     98,104,262            1.1%
      UBS AG......................................................   6,496,062    125,640,734            1.4%
      Zurich Insurance Group AG...................................     269,917     74,584,331            0.9%
      Other Securities............................................                232,054,236            2.6%
                                                                               --------------          ------
TOTAL SWITZERLAND.................................................                656,410,614            7.5%
                                                                               --------------          ------

UNITED KINGDOM -- (17.9%)
      Barclays P.L.C..............................................  14,540,536     61,178,709            0.7%
#     Barclays P.L.C. Sponsored ADR...............................   5,739,573     96,482,222            1.1%
      BP P.L.C. Sponsored ADR.....................................   5,793,659    269,405,143            3.1%
      Glencore Xstrata P.L.C......................................  15,896,454     86,511,958            1.0%
#     HSBC Holdings P.L.C. Sponsored ADR..........................   1,694,884     93,286,415            1.1%
      Kingfisher P.L.C............................................   8,609,963     52,085,475            0.6%
*     Lloyds Banking Group P.L.C..................................  82,680,839    102,259,365            1.2%
#     Royal Dutch Shell P.L.C. ADR................................   3,323,210    231,029,559            2.6%
      Vodafone Group P.L.C........................................  34,976,333    128,109,810            1.5%
      Vodafone Group P.L.C. Sponsored ADR.........................   3,949,158    145,407,998            1.6%
      Other Securities............................................                428,839,157            4.8%
                                                                               --------------          ------
TOTAL UNITED KINGDOM..............................................              1,694,595,811           19.3%
                                                                               --------------          ------
TOTAL COMMON STOCKS...............................................              8,719,936,036           99.2%
                                                                               --------------          ------

PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Other Securities............................................                 23,753,308            0.3%
                                                                               --------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities............................................                         --            0.0%
                                                                               --------------          ------

SPAIN -- (0.0%)
      Other Securities............................................                  1,906,872            0.0%
                                                                               --------------          ------
TOTAL RIGHTS/WARRANTS.............................................                  1,906,872            0.0%
                                                                               --------------          ------
                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT       VALUE+
                                                                     -------      ------             -
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@  DFA Short Term Investment Fund..............................  62,748,487    726,000,000            8.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $796,375 FNMA, rates ranging
       from 2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $720,177) to be repurchased at
       $706,058................................................... $       706        706,056            0.0%
                                                                               --------------          ------
TOTAL SECURITIES LENDING COLLATERAL...............................                726,706,056            8.2%
                                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,742,743,361).........................................               $9,472,302,272          107.7%
                                                                               ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $    1,841,161 $  436,652,322   --    $  438,493,483
  Austria.....................             --     16,529,353   --        16,529,353
  Belgium.....................      3,382,426    109,596,174   --       112,978,600
  Canada......................    833,850,853             --   --       833,850,853
  Denmark.....................             --    137,640,320   --       137,640,320
  Finland.....................      1,950,990     80,609,540   --        82,560,530
  France......................      6,675,118    915,844,796   --       922,519,914
  Germany.....................    120,607,084    675,303,405   --       795,910,489
  Greece......................             --      4,734,900   --         4,734,900
  Hong Kong...................             --    198,221,313   --       198,221,313
  Ireland.....................      5,268,488      8,289,399   --        13,557,887
  Israel......................             --     28,069,013   --        28,069,013
  Italy.......................     18,295,120    121,607,268   --       139,902,388
  Japan.......................     67,433,792  1,613,300,851   --     1,680,734,643
  Netherlands.................     16,499,964    273,231,265   --       289,731,229
  New Zealand.................             --      6,293,702   --         6,293,702
  Norway......................        265,956     67,464,385   --        67,730,341
  Portugal....................             --      6,386,228   --         6,386,228
  Singapore...................             --    109,323,500   --       109,323,500
  Spain.......................     13,099,036    206,826,487   --       219,925,523
  Sweden......................     11,416,422    252,418,980   --       263,835,402
  Switzerland.................     90,293,410    566,117,204   --       656,410,614
  United Kingdom..............    926,568,412    768,027,399   --     1,694,595,811
Preferred Stocks
  Germany.....................             --     23,753,308   --        23,753,308
Rights/Warrants
  Hong Kong...................             --             --   --                --
  Spain.......................             --      1,906,872   --         1,906,872
Securities Lending Collateral.             --    726,706,056   --       726,706,056
                               -------------- --------------   --    --------------
TOTAL......................... $2,117,448,232 $7,354,854,040   --    $9,472,302,272
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                  ------     -------    ---------------
COMMON STOCKS -- (88.3%)
Consumer Discretionary -- (18.9%)
    Accordia Golf Co., Ltd......................   575,900 $  6,320,624            0.3%
    Aoyama Trading Co., Ltd.....................   315,900    8,054,712            0.4%
#*  Arnest One Corp.............................   238,800    6,557,104            0.3%
*   Haseko Corp................................. 1,339,000    9,924,834            0.4%
#   Nifco, Inc..................................   277,500    7,395,022            0.3%
    Resorttrust, Inc............................   200,608    7,641,738            0.3%
    Shimachu Co., Ltd...........................   273,900    6,651,367            0.3%
    Tokyo Dome Corp.............................   984,200    6,768,438            0.3%
    Toyo Tire & Rubber Co., Ltd................. 1,080,000    6,310,337            0.3%
    Other Securities............................            419,039,070           18.3%
                                                           ------------           -----
Total Consumer Discretionary....................            484,663,246           21.2%
                                                           ------------           -----
Consumer Staples -- (8.2%)
    Fuji Oil Co. Ltd/Osaka......................   367,600    6,699,430            0.3%
#   Nichirei Corp............................... 1,382,000    7,133,447            0.3%
#   Pigeon Corp.................................   191,600    9,885,257            0.4%
    Sapporo Holdings, Ltd....................... 1,874,000    8,333,114            0.4%
    Takara Holdings, Inc........................   702,500    6,442,135            0.3%
    UNY Group Holdings Co., Ltd................. 1,183,300    7,466,985            0.3%
    Other Securities............................            163,690,997            7.2%
                                                           ------------           -----
Total Consumer Staples..........................            209,651,365            9.2%
                                                           ------------           -----
Energy -- (0.8%)
    Other Securities............................             21,136,267            0.9%
                                                           ------------           -----
Financials -- (9.7%)
    Daishi Bank, Ltd. (The)..................... 2,006,000    7,003,326            0.3%
    Juroku Bank, Ltd. (The)..................... 1,985,000    7,771,817            0.3%
    Musashino Bank, Ltd. (The)..................   196,000    6,876,837            0.3%
    San-In Godo Bank, Ltd. (The)................   961,000    6,976,501            0.3%
    Other Securities............................            219,964,821            9.7%
                                                           ------------           -----
Total Financials................................            248,593,302           10.9%
                                                           ------------           -----
Health Care -- (4.2%)
#   Kaken Pharmaceutical Co., Ltd...............   417,000    6,512,147            0.3%
    Nihon Kohden Corp...........................   180,100    7,417,704            0.3%
    Rohto Pharmaceutical Co., Ltd...............   475,000    6,893,342            0.3%
    Ship Healthcare Holdings, Inc...............   185,700    7,620,076            0.3%
    Other Securities............................             77,893,145            3.5%
                                                           ------------           -----
Total Health Care...............................            106,336,414            4.7%
                                                           ------------           -----
Industrials -- (26.4%)
#   Daifuku Co., Ltd............................   505,000    6,493,984            0.3%
#   DMG Mori Seiki Co., Ltd.....................   551,500    8,946,428            0.4%
    Fujikura, Ltd............................... 2,042,000    9,317,972            0.4%
#   Furukawa Electric Co., Ltd.................. 3,973,000    9,208,531            0.4%
    Glory, Ltd..................................   305,000    7,563,052            0.3%
    Hitachi Zosen Corp..........................   879,499    6,993,194            0.3%
    Komori Corp.................................   407,800    6,412,688            0.3%
    Maeda Road Construction Co., Ltd............   360,000    6,401,143            0.3%
#   Minebea Co., Ltd............................ 1,975,000   10,933,515            0.5%
    Mitsui Engineering & Shipbuilding Co., Ltd.  4,170,000    8,185,614            0.4%
#*  Nippon Sheet Glass Co., Ltd................. 5,424,000    7,034,712            0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                     PERCENTAGE
                                                                          SHARES       VALUE++     OF NET ASSETS**
                                                                          ------       -------     ---------------
Industrials -- (Continued)
      Nishimatsu Construction Co., Ltd.................................   1,855,000 $    6,548,878            0.3%
#     Nisshinbo Holdings, Inc..........................................     834,000      7,366,107            0.3%
#     OKUMA Corp.......................................................     792,000      6,690,276            0.3%
      OSG Corp.........................................................     401,700      6,498,156            0.3%
#     Sanwa Holdings Corp..............................................   1,215,000      7,786,723            0.3%
      Seino Holdings Co., Ltd..........................................     731,000      7,219,534            0.3%
      Sohgo Security Services Co., Ltd.................................     338,100      6,834,701            0.3%
      Other Securities.................................................                541,155,767           23.7%
                                                                                    --------------          ------
Total Industrials......................................................                677,590,975           29.7%
                                                                                    --------------          ------
Information Technology -- (9.2%)
*     Alps Electric Co., Ltd...........................................   1,084,100      9,513,585            0.4%
      Horiba, Ltd......................................................     218,850      7,996,873            0.4%
      IT Holdings Corp.................................................     448,301      6,439,577            0.3%
#     Taiyo Yuden Co., Ltd.............................................     619,100      7,935,573            0.4%
      Other Securities.................................................                204,758,270            8.9%
                                                                                    --------------          ------
Total Information Technology...........................................                236,643,878           10.4%
                                                                                    --------------          ------
Materials -- (10.5%)
      Mitsui Mining & Smelting Co., Ltd................................   3,353,000      8,547,456            0.4%
      Rengo Co., Ltd...................................................   1,219,000      6,519,768            0.3%
      Sumitomo Osaka Cement Co., Ltd...................................   2,274,000      9,175,091            0.4%
      Tokuyama Corp....................................................   1,979,000      7,654,790            0.3%
      Toyobo Co., Ltd..................................................   4,867,000      9,352,621            0.4%
      Other Securities.................................................                228,355,855           10.0%
                                                                                    --------------          ------
Total Materials........................................................                269,605,581           11.8%
                                                                                    --------------          ------
Telecommunication Services -- (0.0%)
      Other Securities.................................................                    895,224            0.0%
                                                                                    --------------          ------
Utilities -- (0.4%)
      Other Securities.................................................                 10,306,973            0.5%
                                                                                    --------------          ------
TOTAL COMMON STOCKS....................................................              2,265,423,225           99.3%
                                                                                    --------------          ------

                                                                          SHARES/
                                                                           FACE
                                                                          AMOUNT       VALUE+
                                                                          -------      ------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund...................................  25,929,127    300,000,000           13.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $474,360 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to 10/01/43,
       valued at $428,972) to be repurchased at $420,562............... $       421        420,561            0.0%
                                                                                    --------------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................                300,420,561           13.2%
                                                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,358,439,958)..............................................               $2,565,843,786          112.5%
                                                                                    ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary...... $  687,517 $  483,975,729   --    $  484,663,246
  Consumer Staples............         --    209,651,365   --       209,651,365
  Energy......................         --     21,136,267   --        21,136,267
  Financials..................  9,015,209    239,578,093   --       248,593,302
  Health Care.................         --    106,336,414   --       106,336,414
  Industrials.................         --    677,590,975   --       677,590,975
  Information Technology......         --    236,643,878   --       236,643,878
  Materials...................         --    269,605,581   --       269,605,581
  Telecommunication Services..         --        895,224   --           895,224
  Utilities...................         --     10,306,973   --        10,306,973
Securities Lending Collateral.         --    300,420,561   --       300,420,561
                               ---------- --------------   --    --------------
TOTAL......................... $9,702,726 $2,556,141,060   --    $2,565,843,786
                               ========== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                   ------     -------    ---------------
COMMON STOCKS -- (81.3%)
AUSTRALIA -- (40.8%)
    Adelaide Brighton, Ltd......................  1,822,054 $  6,631,679            0.5%
#   Ansell, Ltd.................................    414,608    7,641,753            0.6%
    Aristocrat Leisure, Ltd.....................  2,580,305   12,320,792            1.0%
    Arrium, Ltd.................................  7,583,001    9,907,713            0.8%
#*  Aurora Oil & Gas, Ltd.......................  2,256,634    6,929,410            0.6%
    Beach Energy, Ltd...........................  7,442,568   10,052,661            0.8%
*   BlueScope Steel, Ltd........................  2,365,706   11,158,750            0.9%
#   Bradken, Ltd................................  1,201,799    7,089,963            0.6%
#   carsales.com, Ltd...........................  1,220,399   12,118,987            1.0%
    CSR, Ltd....................................  2,829,296    6,679,778            0.5%
#   David Jones, Ltd............................  3,241,419    8,330,548            0.7%
    Downer EDI, Ltd.............................  2,414,160   11,216,171            0.9%
    DuluxGroup, Ltd.............................  2,317,895   11,287,494            0.9%
    Envestra, Ltd...............................  6,189,006    6,576,924            0.5%
#   Fairfax Media, Ltd.......................... 11,005,131    6,283,630            0.5%
    Goodman Fielder, Ltd........................  9,960,250    7,158,645            0.6%
    GrainCorp, Ltd. Class A.....................    828,668    9,661,614            0.8%
#   Invocare, Ltd...............................    638,866    6,616,861            0.5%
    IOOF Holdings, Ltd..........................  1,239,793   10,543,213            0.8%
#   Iress, Ltd..................................    767,110    7,158,910            0.6%
#   JB Hi-Fi, Ltd...............................    639,044   13,169,341            1.0%
#   Mineral Resources, Ltd......................    756,386    8,087,153            0.6%
#   Monadelphous Group, Ltd.....................    491,743    8,437,605            0.7%
#   Myer Holdings, Ltd..........................  3,564,925    8,425,293            0.7%
    Navitas, Ltd................................  1,192,373    6,531,773            0.5%
#   Perpetual, Ltd..............................    234,074   10,190,785            0.8%
    Primary Health Care, Ltd....................  1,709,571    7,975,871            0.6%
#   Reece Australia, Ltd........................    238,257    6,301,473            0.5%
#*  Sims Metal Management, Ltd..................    863,295    8,177,344            0.6%
    Spark Infrastructure Group..................  4,143,888    6,637,154            0.5%
#   Super Retail Group, Ltd.....................  1,291,875   16,364,147            1.3%
#   TPG Telecom, Ltd............................  1,484,123    6,542,913            0.5%
#   UGL, Ltd....................................    995,514    6,923,273            0.6%
    Other Securities............................             343,191,406           27.0%
                                                            ------------           -----
TOTAL AUSTRALIA.................................             632,321,027           50.0%
                                                            ------------           -----

BERMUDA -- (0.0%)
    Other Securities............................                   4,364            0.0%
                                                            ------------           -----

CAYMAN ISLANDS -- (0.0%)
    Other Securities............................                  22,553            0.0%
                                                            ------------           -----

CHINA -- (0.1%)
    Other Securities............................               2,100,808            0.1%
                                                            ------------           -----

HONG KONG -- (22.5%)
#   Chow Sang Sang Holdings International, Ltd..  1,967,000    6,379,263            0.5%
#   Esprit Holdings, Ltd........................ 13,005,750   23,980,456            1.9%
#   Giordano International, Ltd.................  9,084,000    8,521,138            0.7%
    Hopewell Holdings, Ltd......................  1,804,000    6,087,002            0.5%
#   Luk Fook Holdings International, Ltd........  2,289,000    8,142,153            0.7%
#   Melco International Development, Ltd........  6,017,000   18,925,645            1.5%
    Pacific Basin Shipping, Ltd................. 11,222,000    8,030,542            0.6%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE++     OF NET ASSETS**
                                                                       ------       -------     ---------------
HONG KONG -- (Continued)
      SA SA International Holdings, Ltd.............................   7,008,000 $    7,672,215            0.6%
      Shun Tak Holdings, Ltd........................................  10,767,419      6,237,351            0.5%
      Xinyi Glass Holdings, Ltd.....................................  12,292,000     12,189,775            1.0%
      Other Securities..............................................                242,212,412           19.0%
                                                                                 --------------          ------
TOTAL HONG KONG.....................................................                348,377,952           27.5%
                                                                                 --------------          ------

NEW ZEALAND -- (6.3%)
#     Fisher & Paykel Healthcare Corp., Ltd.........................   3,375,400     10,265,529            0.8%
      Port of Tauranga, Ltd.........................................     528,322      6,019,074            0.5%
#     Ryman Healthcare, Ltd.........................................   1,742,405     10,861,648            0.9%
      Sky Network Television, Ltd...................................   1,319,448      6,757,325            0.5%
#     SKYCITY Entertainment Group, Ltd..............................   3,420,386     10,984,846            0.9%
      Other Securities..............................................                 52,594,791            4.1%
                                                                                 --------------          ------
TOTAL NEW ZEALAND...................................................                 97,483,213            7.7%
                                                                                 --------------          ------

PHILIPPINES -- (0.0%)
      Other Securities..............................................                     17,016            0.0%
                                                                                 --------------          ------

SINGAPORE -- (11.6%)
#     Singapore Post, Ltd...........................................   9,103,120      9,596,310            0.8%
#     Venture Corp., Ltd............................................   1,600,000     10,019,818            0.8%
      Other Securities..............................................                159,696,850           12.6%
                                                                                 --------------          ------
TOTAL SINGAPORE.....................................................                179,312,978           14.2%
                                                                                 --------------          ------
TOTAL COMMON STOCKS.................................................              1,259,639,911           99.5%
                                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities..............................................                         --            0.0%
                                                                                 --------------          ------

HONG KONG -- (0.0%)
      Other Securities..............................................                         --            0.0%
                                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS...............................................                         --            0.0%
                                                                                 --------------          ------

                                                                       SHARES/
                                                                        FACE
                                                                       AMOUNT       VALUE+
                                                                       -------      ------
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (18.7%)
(S)@  DFA Short Term Investment Fund................................  25,064,823    290,000,000           22.9%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.09%,
       11/01/13 (Collateralized by $507,256 U.S. Treasury Note
       2.375%, 09/30/14, valued at $518,619) to be repurchased at
       $506,216..................................................... $       506        506,215            0.1%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $51,657 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $46,714) to be repurchased at $45,798....          46         45,798            0.0%
                                                                                 --------------          ------
TOTAL SECURITIES LENDING COLLATERAL.................................                290,552,013           23.0%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,443,079,348)...........................................               $1,550,191,924          122.5%
                                                                                 ==============          ======

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
  Australia................... $  217,641 $  632,103,386   --    $  632,321,027
  Bermuda.....................         --          4,364   --             4,364
  Cayman Islands..............         --         22,553   --            22,553
  China.......................         --      2,100,808   --         2,100,808
  Hong Kong...................  4,648,233    343,729,719   --       348,377,952
  New Zealand.................         --     97,483,213   --        97,483,213
  Philippines.................         --         17,016   --            17,016
  Singapore...................     10,228    179,302,750   --       179,312,978
Rights/Warrants
  Australia...................         --             --   --                --
  Hong Kong...................         --             --   --                --
Securities Lending Collateral.         --    290,552,013   --       290,552,013
                               ---------- --------------   --    --------------
TOTAL......................... $4,876,102 $1,545,315,822   --    $1,550,191,924
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
 COMMON STOCKS -- (98.5%)
 Consumer Discretionary -- (26.5%)
     Barratt Developments P.L.C........  5,157,995 $ 27,660,094            1.4%
     Bellway P.L.C.....................    652,849   15,724,768            0.8%
     Berkeley Group Holdings P.L.C.....    650,346   24,378,283            1.2%
     Daily Mail & General Trust P.L.C..  1,328,069   17,321,746            0.9%
 *   Dixons Retail P.L.C............... 16,850,562   13,202,433            0.7%
     Greene King P.L.C.................  1,421,372   18,808,719            0.9%
     Home Retail Group P.L.C...........  4,196,363   13,388,556            0.7%
     Howden Joinery Group P.L.C........  2,676,884   13,843,959            0.7%
     Inchcape P.L.C....................  2,319,770   23,684,611            1.2%
     Informa P.L.C.....................  3,121,619   27,964,781            1.4%
     Ladbrokes P.L.C...................  4,483,503   13,723,124            0.7%
     Persimmon P.L.C...................  1,366,507   27,666,555            1.4%
     Rightmove P.L.C...................    319,449   13,574,746            0.7%
     Taylor Wimpey P.L.C............... 15,614,170   27,549,112            1.4%
 *   Thomas Cook Group P.L.C...........  7,517,966   17,303,141            0.9%
     William Hill P.L.C................  3,678,697   23,618,931            1.2%
     Other Securities..................             213,258,054           10.6%
                                                   ------------           -----
 Total Consumer Discretionary..........             532,671,613           26.8%
                                                   ------------           -----
 Consumer Staples -- (3.7%)
     Booker Group P.L.C................  7,511,637   18,092,064            0.9%
     Other Securities..................              56,304,593            2.8%
                                                   ------------           -----
 Total Consumer Staples................              74,396,657            3.7%
                                                   ------------           -----
 Energy -- (5.3%)
 *   Afren P.L.C.......................  5,639,345   14,254,859            0.7%
     John Wood Group P.L.C.............  1,377,126   17,930,742            0.9%
     Premier Oil P.L.C.................  2,484,308   13,823,320            0.7%
     Other Securities..................              60,971,072            3.1%
                                                   ------------           -----
 Total Energy..........................             106,979,993            5.4%
                                                   ------------           -----
 Financials -- (14.2%)
     Amlin P.L.C.......................  2,613,209   17,854,912            0.9%
     Catlin Group, Ltd.................  1,812,653   14,890,947            0.8%
     Close Brothers Group P.L.C........    777,213   15,739,934            0.8%
     Henderson Group P.L.C.............  5,229,541   17,950,379            0.9%
     Hiscox, Ltd.......................  1,848,675   19,626,193            1.0%
     ICAP P.L.C........................  2,874,272   17,748,601            0.9%
     IG Group Holdings P.L.C...........  1,346,879   13,237,127            0.7%
     Man Group P.L.C...................  9,800,117   13,947,727            0.7%
     Other Securities..................             153,842,365            7.6%
                                                   ------------           -----
 Total Financials......................             284,838,185           14.3%
                                                   ------------           -----
 Health Care -- (2.6%)
     Hikma Pharmaceuticals P.L.C.......    713,706   13,730,269            0.7%
     Other Securities..................              38,129,221            1.9%
                                                   ------------           -----
 Total Health Care.....................              51,859,490            2.6%
                                                   ------------           -----
 Industrials -- (26.3%)
     Ashtead Group P.L.C...............  2,598,958   27,310,230            1.4%
     Balfour Beatty P.L.C..............  3,596,658   16,448,453            0.8%
     BBA Aviation P.L.C................  2,792,163   15,134,152            0.8%
     Berendsen P.L.C...................    810,481   12,621,571            0.6%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                                PERCENTAGE
                                                                     SHARES       VALUE++     OF NET ASSETS**
                                                                     ------       -------     ---------------
Industrials -- (Continued)
      Bodycote P.L.C...............................................  1,253,236 $   13,210,384            0.7%
      Cobham P.L.C.................................................  5,618,202     25,946,576            1.3%
      DCC P.L.C....................................................    431,941     19,342,514            1.0%
      Hays P.L.C...................................................  7,041,541     14,054,156            0.7%
      Invensys P.L.C...............................................  2,824,855     22,668,384            1.1%
      Melrose Industries P.L.C.....................................  4,156,691     21,310,110            1.1%
      Rotork P.L.C.................................................    335,959     15,392,385            0.8%
      Serco Group P.L.C............................................  1,965,238     17,561,115            0.9%
      Spirax-Sarco Engineering P.L.C...............................    330,635     15,461,631            0.8%
      Stagecoach Group P.L.C.......................................  2,248,039     12,684,109            0.6%
      Other Securities.............................................               279,015,291           14.0%
                                                                               --------------          ------
Total Industrials..................................................               528,161,061           26.6%
                                                                               --------------          ------
Information Technology -- (7.7%)
      Halma P.L.C..................................................  1,738,128     15,266,910            0.8%
      Spectris P.L.C...............................................    582,385     21,564,398            1.1%
      Other Securities.............................................               117,190,576            5.8%
                                                                               --------------          ------
Total Information Technology.......................................               154,021,884            7.7%
                                                                               --------------          ------
Materials -- (7.5%)
      Croda International P.L.C....................................    442,133     17,277,527            0.9%
      DS Smith P.L.C...............................................  4,875,734     23,632,372            1.2%
      Other Securities.............................................               109,270,013            5.5%
                                                                               --------------          ------
Total Materials....................................................               150,179,912            7.6%
                                                                               --------------          ------
Telecommunication Services -- (2.3%)
      Inmarsat P.L.C...............................................  2,097,288     24,206,344            1.2%
      Other Securities.............................................                22,947,045            1.2%
                                                                               --------------          ------
Total Telecommunication Services...................................                47,153,389            2.4%
                                                                               --------------          ------
Utilities -- (2.4%)
      Drax Group P.L.C.............................................  2,103,725     21,477,657            1.1%
      Pennon Group P.L.C...........................................  1,980,713     21,629,062            1.1%
      Other Securities.............................................                 5,169,242            0.2%
                                                                               --------------          ------
Total Utilities....................................................                48,275,961            2.4%
                                                                               --------------          ------
TOTAL COMMON STOCKS................................................             1,978,538,145           99.5%
                                                                               --------------          ------

PREFERRED STOCKS -- (0.0%)
      Other Securities.............................................                    50,874            0.0%
                                                                               --------------          ------

                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT       VALUE+
                                                                     -------      ------
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (1.5%)
(S)@  DFA Short Term Investment Fund...............................  2,592,913     30,000,000            1.5%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $735,534 FNMA, rates
       ranging from 2.500% to 4.500%, maturities ranging from
       04/01/27 to 10/01/43, valued at $665,157) to be repurchased
       at $652,117................................................. $      652        652,115            0.1%
                                                                               --------------          ------
TOTAL SECURITIES LENDING COLLATERAL................................                30,652,115            1.6%
                                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,356,132,190)..........................................              $2,009,241,134          101.1%
                                                                               ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
                                -------- -------------- ------- --------------
 Common Stocks
   Consumer Discretionary...... $ 19,789 $  532,651,824   --    $  532,671,613
   Consumer Staples............       --     74,396,657   --        74,396,657
   Energy......................       --    106,979,993   --       106,979,993
   Financials..................       --    284,838,185   --       284,838,185
   Health Care.................       --     51,859,490   --        51,859,490
   Industrials.................   33,414    528,127,647   --       528,161,061
   Information Technology......   78,663    153,943,221   --       154,021,884
   Materials...................       --    150,179,912   --       150,179,912
   Telecommunication Services..       --     47,153,389   --        47,153,389
   Utilities...................       --     48,275,961   --        48,275,961
 Preferred Stocks..............       --         50,874   --            50,874
 Securities Lending Collateral.       --     30,652,115   --        30,652,115
                                -------- --------------   --    --------------
 TOTAL......................... $131,866 $2,009,109,268   --    $2,009,241,134
                                ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                PERCENTAGE
                                        SHARES     VALUE++    OF NET ASSETS**
                                        ------     -------    ---------------
  COMMON STOCKS -- (86.7%)
  AUSTRIA -- (2.1%)
      Other Securities...............            $ 78,645,320            2.4%
                                                 ------------           -----
  BELGIUM -- (2.6%)
      Ackermans & van Haaren NV......    118,073   12,787,617            0.4%
      Other Securities...............              82,826,125            2.6%
                                                 ------------           -----
  TOTAL BELGIUM......................              95,613,742            3.0%
                                                 ------------           -----

  DENMARK -- (4.1%)
      GN Store Nord A.S..............    772,340   17,619,238            0.6%
  *   Jyske Bank A.S.................    252,239   14,261,538            0.5%
  *   Topdanmark A.S.................    507,925   13,824,624            0.4%
  #*  Vestas Wind Systems A.S........    693,291   18,578,010            0.6%
      Other Securities...............              88,855,266            2.7%
                                                 ------------           -----
  TOTAL DENMARK......................             153,138,676            4.8%
                                                 ------------           -----

  FINLAND -- (5.5%)
      Amer Sports Oyj................    550,929   11,303,591            0.4%
  #   Elisa Oyj......................    663,319   16,618,626            0.5%
  #   Neste Oil Oyj..................    596,102   11,819,716            0.4%
      Other Securities...............             162,284,236            5.0%
                                                 ------------           -----
  TOTAL FINLAND......................             202,026,169            6.3%
                                                 ------------           -----

  FRANCE -- (11.1%)
  #*  Alcatel-Lucent................. 12,082,064   46,287,055            1.5%
      Lagardere SCA..................    427,942   15,546,813            0.5%
  #   Neopost SA.....................    167,752   12,665,437            0.4%
  #*  Peugeot SA.....................  1,076,690   14,163,830            0.5%
      Societe Television Francaise 1.    567,362   10,931,881            0.4%
      Teleperformance................    275,593   14,588,498            0.5%
      Other Securities...............             295,307,033            8.9%
                                                 ------------           -----
  TOTAL FRANCE.......................             409,490,547           12.7%
                                                 ------------           -----

  GERMANY -- (12.5%)
  *   Aareal Bank AG.................    423,110   16,227,581            0.5%
  #   Celesio AG.....................    406,712   12,644,638            0.4%
  #   Deutsche Wohnen AG.............    816,056   15,347,428            0.5%
      Freenet AG.....................    489,959   12,726,578            0.4%
      Rheinmetall AG.................    189,044   11,687,366            0.4%
      Rhoen Klinikum AG..............    500,406   13,984,605            0.4%
      Stada Arzneimittel AG..........    287,980   16,553,592            0.5%
      Other Securities...............             363,033,443           11.3%
                                                 ------------           -----
  TOTAL GERMANY......................             462,205,231           14.4%
                                                 ------------           -----

  GREECE -- (2.0%)
      Other Securities...............              75,861,383            2.4%
                                                 ------------           -----

  IRELAND -- (1.9%)
      Paddy Power P.L.C..............    175,221   14,181,124            0.4%
      Smurfit Kappa Group P.L.C......    554,973   13,433,965            0.4%
      Other Securities...............              44,425,840            1.4%
                                                 ------------           -----
  TOTAL IRELAND......................              72,040,929            2.2%
                                                 ------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                  ------     -------    ---------------
ISRAEL -- (2.3%)
    Other Securities............................           $ 86,155,595            2.7%
                                                           ------------            ----

ITALY -- (8.1%)
    Azimut Holding SpA..........................   491,069   12,457,026            0.4%
*   Banca Popolare dell'Emilia Romagna S.c.r.l.. 1,449,109   13,922,026            0.4%
*   Banco Popolare.............................. 6,663,294   13,237,221            0.4%
#*  Finmeccanica SpA............................ 1,838,316   13,471,206            0.4%
*   Mediaset SpA................................ 3,041,414   15,187,868            0.5%
    Unione di Banche Italiane SCPA.............. 2,765,965   19,116,785            0.6%
    Other Securities............................            214,025,040            6.7%
                                                           ------------            ----
TOTAL ITALY.....................................            301,417,172            9.4%
                                                           ------------            ----

NETHERLANDS -- (5.0%)
    Aalberts Industries NV......................   480,099   14,334,222            0.4%
    Delta Lloyd NV..............................   943,521   20,004,182            0.6%
    Nutreco NV..................................   359,256   17,562,430            0.6%
#*  PostNL NV................................... 2,402,055   12,551,522            0.4%
*   SBM Offshore NV.............................   948,481   19,852,164            0.6%
    Other Securities............................             99,359,737            3.1%
                                                           ------------            ----
TOTAL NETHERLANDS...............................            183,664,257            5.7%
                                                           ------------            ----

NORWAY -- (3.1%)
    Other Securities............................            115,126,917            3.6%
                                                           ------------            ----

PORTUGAL -- (1.5%)
    Other Securities............................             55,664,423            1.7%
                                                           ------------            ----

RUSSIA -- (0.0%)
    Other Securities............................                994,896            0.0%
                                                           ------------            ----

SPAIN -- (5.3%)
    Bankinter SA................................ 2,085,446   12,715,217            0.4%
#   Bolsas y Mercados Espanoles SA..............   338,781   12,667,129            0.4%
*   Jazztel P.L.C............................... 1,025,473   11,231,832            0.4%
#   Viscofan SA.................................   213,526   11,326,669            0.4%
    Other Securities............................            146,812,397            4.4%
                                                           ------------            ----
TOTAL SPAIN.....................................            194,753,244            6.0%
                                                           ------------            ----

SWEDEN -- (8.7%)
    Castellum AB................................   739,664   11,357,362            0.4%
    Modern Times Group AB Class B...............   234,304   12,780,214            0.4%
    Securitas AB Class B........................   998,620   11,387,211            0.4%
    Other Securities............................            284,674,858            8.7%
                                                           ------------            ----
TOTAL SWEDEN....................................            320,199,645            9.9%
                                                           ------------            ----

SWITZERLAND -- (10.7%)
*   Dufry AG....................................    73,187   11,824,599            0.4%
    Galenica AG.................................    20,798   18,381,416            0.6%
    GAM Holding AG..............................   806,220   15,064,909            0.5%
    Georg Fischer AG............................    18,366   12,651,376            0.4%
    Helvetia Holding AG.........................    27,336   12,892,724            0.4%
    Lonza Group AG..............................   255,221   22,781,770            0.7%
    OC Oerlikon Corp. AG........................   858,856   12,006,957            0.4%
    PSP Swiss Property AG.......................   148,327   12,748,515            0.4%
    Swiss Life Holding AG.......................    62,436   12,379,830            0.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                 PERCENTAGE
                                                                      SHARES       VALUE++     OF NET ASSETS**
                                                                      ------       -------     ---------------
SWITZERLAND -- (Continued)
      Other Securities.............................................             $  263,744,247            8.1%
                                                                                --------------          ------
TOTAL SWITZERLAND..................................................                394,476,343           12.3%
                                                                                --------------          ------

UNITED KINGDOM -- (0.2%)
      Other Securities.............................................                  6,763,969            0.2%
                                                                                --------------          ------
TOTAL COMMON STOCKS................................................              3,208,238,458           99.7%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
      Other Securities.............................................                         --            0.0%
                                                                                --------------          ------

ISRAEL -- (0.0%)
      Other Securities.............................................                          1            0.0%
                                                                                --------------          ------

ITALY -- (0.0%)
      Other Securities.............................................                     51,097            0.0%
                                                                                --------------          ------
TOTAL RIGHTS/WARRANTS..............................................                     51,098            0.0%
                                                                                --------------          ------

                                                                      SHARES/
                                                                       FACE
                                                                      AMOUNT       VALUE+
                                                                      -------      ------
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (13.3%)
(S)@  DFA Short Term Investment Fund...............................  42,437,338    491,000,000           15.3%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $123,381 FNMA, rates
       ranging from 2.500% to 4.500%, maturities ranging from
       04/01/27 to 10/01/43, valued at $111,576) to be repurchased
       at $109,388................................................. $       109        109,388            0.0%
                                                                                --------------          ------
TOTAL SECURITIES LENDING COLLATERAL................................                491,109,388           15.3%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,907,677,627)..........................................               $3,699,398,944          115.0%
                                                                                ==============          ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Common Stocks
  Austria.....................          -- $   78,645,320   --    $   78,645,320
  Belgium.....................          --     95,613,742   --        95,613,742
  Denmark..................... $    48,818    153,089,858   --       153,138,676
  Finland.....................          --    202,026,169   --       202,026,169
  France......................   1,198,479    408,292,068   --       409,490,547
  Germany.....................   9,926,017    452,279,214   --       462,205,231
  Greece......................          --     75,861,383   --        75,861,383
  Ireland.....................      18,523     72,022,406   --        72,040,929
  Israel......................          --     86,155,595   --        86,155,595
  Italy.......................   5,458,905    295,958,267   --       301,417,172
  Netherlands.................          --    183,664,257   --       183,664,257
  Norway......................   1,764,837    113,362,080   --       115,126,917
  Portugal....................          --     55,664,423   --        55,664,423
  Russia......................          --        994,896   --           994,896
  Spain.......................          --    194,753,244   --       194,753,244
  Sweden......................      54,338    320,145,307   --       320,199,645
  Switzerland.................          --    394,476,343   --       394,476,343
  United Kingdom..............          --      6,763,969   --         6,763,969
Rights/Warrants
  Austria.....................          --             --   --                --
  Israel......................          --              1   --                 1
  Italy.......................          --         51,097   --            51,097
Securities Lending Collateral.          --    491,109,388   --       491,109,388
                               ----------- --------------   --    --------------
TOTAL......................... $18,469,917 $3,680,929,027   --    $3,699,398,944
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------
COMMON STOCKS -- (77.1%)
Consumer Discretionary -- (7.9%)
#   Cineplex, Inc..........................   271,135 $ 10,921,853            1.5%
#   Corus Entertainment, Inc. Class B......   369,716    8,616,601            1.2%
    Dorel Industries, Inc. Class B.........   126,820    4,712,038            0.7%
#*  Imax Corp..............................   211,609    6,155,566            0.8%
    Linamar Corp...........................   269,606    9,065,733            1.2%
    Martinrea International, Inc...........   461,356    4,889,449            0.7%
#   RONA, Inc..............................   681,945    7,992,488            1.1%
    Other Securities.......................             23,079,749            3.0%
                                                      ------------           -----
Total Consumer Discretionary...............             75,433,477           10.2%
                                                      ------------           -----
Consumer Staples -- (3.3%)
#   Maple Leaf Foods, Inc..................   500,264    7,364,938            1.0%
    North West Co., Inc. (The).............   232,610    5,784,853            0.8%
    Other Securities.......................             18,477,910            2.5%
                                                      ------------           -----
Total Consumer Staples.....................             31,627,701            4.3%
                                                      ------------           -----
Energy -- (20.8%)
*   Bankers Petroleum, Ltd................. 1,277,846    4,902,301            0.7%
#*  Bellatrix Exploration, Ltd.............   655,708    4,911,600            0.7%
    Calfrac Well Services, Ltd.............   154,348    4,811,116            0.7%
#   Enbridge Income Fund Holdings, Inc.....   227,285    5,090,016            0.7%
*   Gran Tierra Energy, Inc................ 1,391,012   10,486,121            1.4%
*   Legacy Oil + Gas, Inc..................   745,800    5,049,967            0.7%
#   Lightstream Resources, Ltd.............   863,190    5,546,804            0.8%
#   Mullen Group, Ltd......................   458,025   12,273,743            1.7%
#   Parkland Fuel Corp.....................   353,327    6,475,883            0.9%
#   Pason Systems, Inc.....................   285,137    5,926,168            0.8%
    Secure Energy Services, Inc............   437,854    6,210,963            0.8%
#   Trican Well Service, Ltd...............   643,185    9,037,223            1.2%
    Trinidad Drilling, Ltd.................   604,997    5,860,519            0.8%
#   Whitecap Resources, Inc................   784,268    9,108,987            1.2%
    Other Securities.......................            103,238,492           13.7%
                                                      ------------           -----
Total Energy...............................            198,929,903           26.8%
                                                      ------------           -----
Financials -- (6.2%)
#   AGF Management, Ltd. Class B...........   381,468    5,037,946            0.7%
#   Canadian Western Bank..................   300,957    9,652,330            1.3%
    FirstService Corp......................   135,548    5,634,346            0.8%
#   Home Capital Group, Inc................   120,600    9,571,429            1.3%
    Laurentian Bank of Canada..............   147,250    6,574,102            0.9%
    Other Securities.......................             23,304,568            3.1%
                                                      ------------           -----
Total Financials...........................             59,774,721            8.1%
                                                      ------------           -----
Health Care -- (1.5%)
    Other Securities.......................             14,593,623            2.0%
                                                      ------------           -----
Industrials -- (11.2%)
*   ATS Automation Tooling Systems, Inc....   440,214    6,088,223            0.8%
#   Black Diamond Group, Ltd...............   188,933    4,948,698            0.7%
    Genivar, Inc...........................   181,860    5,204,721            0.7%
    MacDonald Dettwiler & Associates, Ltd..    85,470    6,521,017            0.9%
#   Ritchie Bros Auctioneers, Inc..........   273,199    5,400,308            0.7%
#   Russel Metals, Inc.....................   316,110    8,731,567            1.2%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                                                   PERCENTAGE
                                                                          SHARES      VALUE++    OF NET ASSETS**
                                                                          ------      -------    ---------------
Industrials -- (Continued)
      Stantec, Inc.....................................................     228,285 $ 13,565,951            1.8%
      Transcontinental, Inc. Class A...................................     333,758    5,329,757            0.7%
#     TransForce, Inc..................................................     388,103    8,594,733            1.1%
      Other Securities.................................................               43,443,189            5.9%
                                                                                    ------------          ------
Total Industrials......................................................              107,828,164           14.5%
                                                                                    ------------          ------
Information Technology -- (4.5%)
#*    Celestica, Inc...................................................     949,607   10,428,236            1.4%
#     Davis + Henderson Corp...........................................     334,212    8,606,524            1.2%
      Other Securities.................................................               23,741,614            3.2%
                                                                                    ------------          ------
Total Information Technology...........................................               42,776,374            5.8%
                                                                                    ------------          ------
Materials -- (17.4%)
#     Alamos Gold, Inc.................................................     503,857    8,026,725            1.1%
#     AuRico Gold, Inc.................................................   1,234,795    5,127,955            0.7%
*     Canfor Corp......................................................     362,555    7,514,327            1.0%
      CCL Industries, Inc. Class B.....................................     111,467    7,654,570            1.0%
*     Dominion Diamond Corp............................................     379,239    5,121,263            0.7%
#*    First Majestic Silver Corp.......................................     431,070    4,878,558            0.7%
#     HudBay Minerals, Inc.............................................     872,492    7,112,820            1.0%
#     Sherritt International Corp......................................   1,628,826    5,577,048            0.8%
      Other Securities.................................................              115,295,893           15.4%
                                                                                    ------------          ------
Total Materials........................................................              166,309,159           22.4%
                                                                                    ------------          ------
Telecommunication Services -- (0.3%)
      Other Securities.................................................                2,823,941            0.4%
                                                                                    ------------          ------
Utilities -- (4.0%)
#     Algonquin Power & Utilities Corp.................................     912,415    5,889,371            0.8%
#     Capital Power Corp...............................................     376,609    7,801,999            1.1%
#     Superior Plus Corp...............................................     653,197    6,966,432            0.9%
      Other Securities.................................................               18,058,688            2.4%
                                                                                    ------------          ------
Total Utilities........................................................               38,716,490            5.2%
                                                                                    ------------          ------
TOTAL COMMON STOCKS....................................................              738,813,553           99.7%
                                                                                    ------------          ------

                                                                          SHARES/
                                                                           FACE
                                                                          AMOUNT      VALUE+
                                                                          -------     ------            -
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (22.9%)
(S)@  DFA Short Term Investment Fund...................................  18,928,263  219,000,000           29.5%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $753,495 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $681,400) to be repurchased at $668,041..... $       668      668,039            0.1%
                                                                                    ------------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................              219,668,039           29.6%
                                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,032,941,509)..............................................               $958,481,592          129.3%
                                                                                    ============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                ------------ ------------ ------- ------------
 Common Stocks
   Consumer Discretionary...... $ 75,433,477           --   --    $ 75,433,477
   Consumer Staples............   31,627,701           --   --      31,627,701
   Energy......................  198,929,422 $        481   --     198,929,903
   Financials..................   59,774,721           --   --      59,774,721
   Health Care.................   14,547,507       46,116   --      14,593,623
   Industrials.................  107,828,164           --   --     107,828,164
   Information Technology......   42,776,374           --   --      42,776,374
   Materials...................  166,308,690          469   --     166,309,159
   Telecommunication Services..    2,823,941           --   --       2,823,941
   Utilities...................   38,716,490           --   --      38,716,490
 Securities Lending Collateral.           --  219,668,039   --     219,668,039
                                ------------ ------------   --    ------------
 TOTAL......................... $738,766,487 $219,715,105   --    $958,481,592
                                ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                                     PERCENTAGE
                                                           SHARES      VALUE++     OF NET ASSETS**
                                                           ------      -------     ---------------
COMMON STOCKS -- (90.1%)
ARGENTINA -- (0.0%)
    Other Securities....................................            $           --            0.0%
                                                                    --------------           -----

BRAZIL -- (7.7%)
    BRF SA ADR..........................................    564,360     13,222,955            0.4%
    Cia de Bebidas das Americas ADR.....................    622,039     23,139,851            0.6%
    Petroleo Brasileiro SA ADR..........................  1,372,750     23,927,033            0.6%
    Petroleo Brasileiro SA Sponsored ADR................  1,985,055     36,048,599            1.0%
#   Vale SA Sponsored ADR...............................  1,249,020     19,996,810            0.5%
    Other Securities....................................               191,525,535            5.1%
                                                                    --------------           -----
TOTAL BRAZIL............................................               307,860,783            8.2%
                                                                    --------------           -----

CHILE -- (1.6%)
    Other Securities....................................                65,091,958            1.7%
                                                                    --------------           -----

CHINA -- (14.1%)
    Bank of China, Ltd. Class H......................... 65,514,100     30,844,677            0.8%
    China Construction Bank Corp. Class H............... 56,443,590     43,914,613            1.2%
    China Life Insurance Co., Ltd. ADR..................    330,798     13,043,365            0.4%
#   China Mobile, Ltd. Sponsored ADR....................    877,340     45,639,227            1.2%
    CNOOC, Ltd. ADR.....................................    115,255     23,317,239            0.6%
    Industrial & Commercial Bank of China, Ltd. Class H. 59,907,185     41,919,158            1.1%
#   PetroChina Co., Ltd. ADR............................    145,110     16,436,610            0.4%
    Tencent Holdings, Ltd...............................    763,600     41,659,099            1.1%
    Other Securities....................................               306,311,176            8.1%
                                                                    --------------           -----
TOTAL CHINA.............................................               563,085,164           14.9%
                                                                    --------------           -----

COLOMBIA -- (0.7%)
    Other Securities....................................                28,765,622            0.8%
                                                                    --------------           -----

CZECH REPUBLIC -- (0.3%)
    Other Securities....................................                12,280,918            0.3%
                                                                    --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 3,051,734            0.1%
                                                                    --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                     6,042            0.0%
                                                                    --------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................                11,759,342            0.3%
                                                                    --------------           -----

INDIA -- (6.3%)
    HDFC Bank, Ltd......................................  1,530,953     17,028,382            0.5%
    Infosys, Ltd........................................    234,483     12,485,974            0.3%
    Infosys, Ltd. Sponsored ADR.........................    233,468     12,387,812            0.3%
    Reliance Industries, Ltd............................  1,433,931     21,342,373            0.6%
    Tata Consultancy Services, Ltd......................    413,679     14,186,300            0.4%
    Other Securities....................................               174,387,200            4.6%
                                                                    --------------           -----
TOTAL INDIA.............................................               251,818,041            6.7%
                                                                    --------------           -----

INDONESIA -- (2.4%)
    Other Securities....................................                94,111,506            2.5%
                                                                    --------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                  ------      -------     ---------------
MALAYSIA -- (4.1%)
#   Malayan Banking Bhd........................  5,003,321 $   15,508,389            0.4%
    Other Securities...........................               147,272,696            3.9%
                                                           --------------           -----
TOTAL MALAYSIA.................................               162,781,085            4.3%
                                                           --------------           -----

MEXICO -- (5.2%)
#   America Movil S.A.B. de C.V. Series L...... 37,750,669     40,420,537            1.1%
*   Cemex S.A.B. de C.V. Sponsored ADR.........  1,285,964     13,605,497            0.4%
    Fomento Economico Mexicano S.A.B. de C.V...  1,793,669     16,765,060            0.4%
    Grupo Financiero Banorte S.A.B. de C.V.....  2,832,687     18,133,018            0.5%
    Grupo Televisa S.A.B. Series CPO...........  2,556,698     15,557,014            0.4%
    Wal-Mart de Mexico S.A.B. de C.V. Series V.  5,418,775     14,087,631            0.4%
    Other Securities...........................                87,399,675            2.3%
                                                           --------------           -----
TOTAL MEXICO...................................               205,968,432            5.5%
                                                           --------------           -----

PERU -- (0.3%)
    Other Securities...........................                10,242,946            0.3%
                                                           --------------           -----

PHILIPPINES -- (1.3%)
    Other Securities...........................                50,006,707            1.3%
                                                           --------------           -----

POLAND -- (1.7%)
    Other Securities...........................                68,061,972            1.8%
                                                           --------------           -----

RUSSIA -- (5.2%)
    Gazprom OAO Sponsored ADR..................  6,850,921     64,038,306            1.7%
    Lukoil OAO Sponsored ADR...................    556,966     36,477,853            1.0%
    Sberbank of Russia Sponsored ADR...........  2,809,303     35,825,291            1.0%
    Other Securities...........................                69,300,946            1.8%
                                                           --------------           -----
TOTAL RUSSIA...................................               205,642,396            5.5%
                                                           --------------           -----

SOUTH AFRICA -- (7.1%)
#   MTN Group, Ltd.............................  1,882,816     37,425,026            1.0%
#   Naspers, Ltd. Class N......................    416,705     39,005,158            1.0%
#   Sasol, Ltd. Sponsored ADR..................    583,774     29,784,149            0.8%
    Standard Bank Group, Ltd...................  1,209,908     15,392,568            0.4%
    Other Securities...........................               162,612,740            4.3%
                                                           --------------           -----
TOTAL SOUTH AFRICA.............................               284,219,641            7.5%
                                                           --------------           -----

SOUTH KOREA -- (14.9%)
    Hyundai Mobis..............................     70,280     19,824,583            0.5%
    Hyundai Motor Co...........................    158,812     37,835,980            1.0%
    KB Financial Group, Inc....................    353,265     13,912,801            0.4%
#   Kia Motors Corp............................    270,669     15,726,190            0.4%
    LG Chem, Ltd...............................     47,843     13,495,647            0.4%
    Naver Corp.................................     27,242     15,287,313            0.4%
    POSCO......................................     50,240     14,998,694            0.4%
    Samsung Electronics Co., Ltd...............     81,840    112,862,139            3.0%
    Samsung Electronics Co., Ltd. GDR..........     49,372     34,218,733            0.9%
    Shinhan Financial Group Co., Ltd...........    374,876     16,345,946            0.4%
*   SK Hynix, Inc..............................    512,610     15,424,892            0.4%
    Other Securities...........................               283,823,686            7.6%
                                                           --------------           -----
TOTAL SOUTH KOREA..............................               593,756,604           15.8%
                                                           --------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                 PERCENTAGE
                                                                      SHARES       VALUE++     OF NET ASSETS**
                                                                      ------       -------     ---------------
TAIWAN -- (12.3%)
      Cathay Financial Holding Co., Ltd............................   8,634,048 $   13,043,972            0.4%
      Hon Hai Precision Industry Co., Ltd..........................  12,590,056     32,007,618            0.9%
#     MediaTek, Inc................................................   1,249,995     17,089,840            0.5%
#     Taiwan Semiconductor Manufacturing Co., Ltd..................  25,188,808     92,834,992            2.5%
      Other Securities.............................................                334,744,052            8.7%
                                                                                --------------          ------
TOTAL TAIWAN.......................................................                489,720,474           13.0%
                                                                                --------------          ------

THAILAND -- (2.6%)
      Other Securities.............................................                103,053,381            2.7%
                                                                                --------------          ------

TURKEY -- (1.9%)
      Other Securities.............................................                 74,508,182            2.0%
                                                                                --------------          ------
TOTAL COMMON STOCKS................................................              3,585,792,930           95.2%
                                                                                --------------          ------

PREFERRED STOCKS -- (3.8%)
BRAZIL -- (3.7%)
      Banco Bradesco SA............................................   2,244,395     32,334,852            0.9%
      Itau Unibanco Holding SA.....................................   2,568,240     39,737,954            1.1%
      Vale SA......................................................   1,529,491     22,387,437            0.6%
      Other Securities.............................................                 52,726,591            1.3%
                                                                                --------------          ------
TOTAL BRAZIL.......................................................                147,186,834            3.9%
                                                                                --------------          ------

CHILE -- (0.0%)
      Other Securities.............................................                     52,088            0.0%
                                                                                --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.............................................                  3,707,074            0.1%
                                                                                --------------          ------
TOTAL PREFERRED STOCKS.............................................                150,945,996            4.0%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
      Other Securities.............................................                         --            0.0%
                                                                                --------------          ------

                                                                      SHARES/
                                                                       FACE
                                                                      AMOUNT       VALUE+
                                                                      -------      ------             -
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@  DFA Short Term Investment Fund...............................  21,089,023    244,000,000            6.5%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $799,156 FNMA, rates
       ranging from 2.500% to 4.500%, maturities ranging from
       04/01/27 to 10/01/43, valued at $722,691) to be repurchased
       at $708,523................................................. $       709        708,521            0.0%
                                                                                --------------          ------
TOTAL SECURITIES LENDING COLLATERAL................................                244,708,521            6.5%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,769,771,714)..........................................               $3,981,447,447          105.7%
                                                                                ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
  Argentina...................           --             --   --                --
  Brazil...................... $168,534,522 $  139,326,261   --    $  307,860,783
  Chile.......................   28,146,828     36,945,130   --        65,091,958
  China.......................  124,364,007    438,721,157   --       563,085,164
  Colombia....................   28,765,622             --   --        28,765,622
  Czech Republic..............           --     12,280,918   --        12,280,918
  Egypt.......................           --      3,051,734   --         3,051,734
  Hong Kong...................           --          6,042   --             6,042
  Hungary.....................           --     11,759,342   --        11,759,342
  India.......................   25,671,195    226,146,846   --       251,818,041
  Indonesia...................       37,082     94,074,424   --        94,111,506
  Malaysia....................           --    162,781,085   --       162,781,085
  Mexico......................  205,968,432             --   --       205,968,432
  Peru........................   10,242,946             --   --        10,242,946
  Philippines.................      264,468     49,742,239   --        50,006,707
  Poland......................           --     68,061,972   --        68,061,972
  Russia......................    9,320,240    196,322,156   --       205,642,396
  South Africa................   38,062,533    246,157,108   --       284,219,641
  South Korea.................   18,326,152    575,430,452   --       593,756,604
  Taiwan......................    9,347,981    480,372,493   --       489,720,474
  Thailand....................  103,053,381             --   --       103,053,381
  Turkey......................    1,154,826     73,353,356   --        74,508,182
Preferred Stocks
  Brazil......................    4,164,774    143,022,060   --       147,186,834
  Chile.......................           --         52,088   --            52,088
  Colombia....................    3,707,074             --   --         3,707,074
Rights/Warrants
  South Korea.................           --             --   --                --
Securities Lending Collateral.           --    244,708,521   --       244,708,521
                               ------------ --------------   --    --------------
TOTAL......................... $779,132,063 $3,202,315,384   --    $3,981,447,447
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                               PERCENTAGE
                                                     SHARES      VALUE++     OF NET ASSETS**
                                                     ------      -------     ---------------
COMMON STOCKS -- (87.8%)
ARGENTINA -- (0.0%)
    Other Securities..............................            $            1            0.0%
                                                              --------------           -----

BRAZIL -- (8.3%)
    Anhanguera Educacional Participacoes SA.......  2,379,735     14,230,629            0.4%
    Cia Hering....................................  1,041,790     15,090,189            0.4%
    Diagnosticos da America SA....................  2,097,741     10,768,045            0.3%
    EDP--Energias do Brasil SA....................  2,238,398     12,770,046            0.3%
    Equatorial Energia SA.........................  1,308,435     13,571,943            0.3%
    Estacio Participacoes SA......................  2,460,804     19,001,453            0.5%
    Mills Estruturas e Servicos de Engenharia SA..    684,126      9,450,762            0.2%
    MRV Engenharia e Participacoes SA.............  2,831,833     12,175,228            0.3%
    Odontoprev SA.................................  2,549,265     10,526,927            0.3%
*   PDG Realty SA Empreendimentos e Participacoes. 11,912,853     10,700,850            0.3%
    Sul America SA................................  1,675,809     12,241,484            0.3%
    Totvs SA......................................    592,700     10,010,991            0.2%
    Other Securities..............................               228,827,701            5.5%
                                                              --------------           -----
TOTAL BRAZIL......................................               379,366,248            9.3%
                                                              --------------           -----

CHILE -- (1.2%)
    Other Securities..............................                53,687,227            1.3%
                                                              --------------           -----

CHINA -- (13.4%)
    China Everbright International, Ltd...........  9,335,800      9,330,899            0.2%
    Kingboard Chemical Holdings, Ltd..............  3,127,921      8,140,723            0.2%
#   Kingsoft Corp., Ltd...........................  3,169,000      7,862,517            0.2%
    Sino Biopharmaceutical........................ 13,536,000      9,497,013            0.2%
#   Sino-Ocean Land Holdings, Ltd................. 12,793,851      8,112,580            0.2%
    Other Securities..............................               565,241,184           13.9%
                                                              --------------           -----
TOTAL CHINA.......................................               608,184,916           14.9%
                                                              --------------           -----

COLOMBIA -- (0.0%)
    Other Securities..............................                   766,239            0.0%
                                                              --------------           -----

HONG KONG -- (0.0%)
    Other Securities..............................                   784,892            0.0%
                                                              --------------           -----

HUNGARY -- (0.0%)
    Other Securities..............................                 1,195,029            0.0%
                                                              --------------           -----

INDIA -- (6.5%)
    Other Securities..............................               294,353,584            7.2%
                                                              --------------           -----

INDONESIA -- (3.2%)
    Mayora Indah Tbk PT...........................  3,284,750      8,523,530            0.2%
    Other Securities..............................               137,177,075            3.3%
                                                              --------------           -----
TOTAL INDONESIA...................................               145,700,605            3.5%
                                                              --------------           -----

ISRAEL -- (0.0%)
    Other Securities..............................                    42,022            0.0%
                                                              --------------           -----

MACEDONIA -- (0.0%)
    Other Securities..............................                        --            0.0%
                                                              --------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                              SHARES      VALUE++     OF NET ASSETS**
                                                              ------      -------     ---------------
MALAYSIA -- (5.7%)
    Bursa Malaysia Bhd...................................... 3,510,700 $    8,945,447            0.2%
    KPJ Healthcare Bhd...................................... 4,305,350      8,324,145            0.2%
    Other Securities........................................              240,090,093            5.9%
                                                                       --------------           -----
TOTAL MALAYSIA..............................................              257,359,685            6.3%
                                                                       --------------           -----

MEXICO -- (3.8%)
#   Alsea S.A.B. de C.V..................................... 3,553,447     11,057,499            0.3%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B........ 6,587,305     17,544,605            0.4%
#*  Gruma S.A.B. de C.V. Class B............................ 1,690,397     11,622,795            0.3%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B. 1,650,025      8,592,056            0.2%
#*  Industrias CH S.A.B. de C.V. Series B................... 1,655,914      8,125,208            0.2%
#*  Promotora y Operadora de Infraestructura S.A.B. de C.V.. 1,672,951     16,988,199            0.4%
    Other Securities........................................              100,477,518            2.5%
                                                                       --------------           -----
TOTAL MEXICO................................................              174,407,880            4.3%
                                                                       --------------           -----

PHILIPPINES -- (1.3%)
    Other Securities........................................               59,995,546            1.5%
                                                                       --------------           -----

POLAND -- (2.2%)
    Asseco Poland SA........................................   564,202      9,216,429            0.2%
    Lubelski Wegiel Bogdanka SA.............................   266,391      9,844,205            0.2%
    Other Securities........................................               80,187,914            2.0%
                                                                       --------------           -----
TOTAL POLAND................................................               99,248,548            2.4%
                                                                       --------------           -----

SOUTH AFRICA -- (7.4%)
    Aeci, Ltd...............................................   770,360      9,389,010            0.2%
*   Aveng, Ltd.............................................. 3,013,152      8,847,846            0.2%
    AVI, Ltd................................................ 2,511,843     14,755,317            0.4%
    Barloworld, Ltd.........................................   993,091      8,896,276            0.2%
#   Clicks Group, Ltd....................................... 2,118,882     13,215,346            0.3%
    Coronation Fund Managers, Ltd........................... 1,607,942     13,114,119            0.3%
*   Murray & Roberts Holdings, Ltd.......................... 3,176,473      9,670,849            0.2%
    Nampak, Ltd............................................. 2,740,692      9,060,557            0.2%
    Omnia Holdings, Ltd.....................................   486,127     10,032,055            0.3%
    PPC, Ltd................................................ 3,686,071     11,644,507            0.3%
    Reunert, Ltd............................................ 1,171,205      8,207,620            0.2%
*   Sappi, Ltd.............................................. 3,959,742     11,670,111            0.3%
    Spar Group, Ltd. (The)..................................   855,975     10,953,523            0.3%
    Tongaat Hulett, Ltd.....................................   734,460      9,252,131            0.2%
    Other Securities........................................              190,008,143            4.7%
                                                                       --------------           -----
TOTAL SOUTH AFRICA..........................................              338,717,410            8.3%
                                                                       --------------           -----

SOUTH KOREA -- (13.3%)
    DGB Financial Group, Inc................................   671,453     10,773,239            0.3%
#   Hotel Shilla Co., Ltd...................................   161,958     10,462,226            0.3%
    Hyosung Corp............................................   121,019      8,158,566            0.2%
    Macquarie Korea Infrastructure Fund..................... 1,468,851      9,136,011            0.2%
#   Mando Corp..............................................    60,934      8,214,702            0.2%
#   Shinsegae Co., Ltd......................................    35,692      8,985,590            0.2%
    Yuhan Corp..............................................    44,525      7,832,835            0.2%
    Other Securities........................................              541,117,350           13.2%
                                                                       --------------           -----
TOTAL SOUTH KOREA...........................................              604,680,519           14.8%
                                                                       --------------           -----

TAIWAN -- (13.9%)
    Other Securities........................................              632,416,334           15.4%
                                                                       --------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                 PERCENTAGE
                                                                      SHARES       VALUE++     OF NET ASSETS**
                                                                      ------       -------     ---------------
THAILAND -- (4.5%)
      Other Securities.............................................             $  202,541,380            4.9%
                                                                                --------------          ------

TURKEY -- (3.1%)
      Other Securities.............................................                141,990,626            3.5%
                                                                                --------------          ------
TOTAL COMMON STOCKS................................................              3,995,438,691           97.6%
                                                                                --------------          ------

PREFERRED STOCKS -- (1.3%)
BRAZIL -- (1.3%)
      Marcopolo SA.................................................   3,359,100      8,659,771            0.2%
      Other Securities.............................................                 51,863,133            1.3%
                                                                                --------------          ------
TOTAL BRAZIL.......................................................                 60,522,904            1.5%
                                                                                --------------          ------

CHILE -- (0.0%)
      Other Securities.............................................                     20,680            0.0%
                                                                                --------------          ------

COLOMBIA -- (0.0%)
      Other Securities.............................................                    265,674            0.0%
                                                                                --------------          ------
TOTAL PREFERRED STOCKS.............................................                 60,809,258            1.5%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
      Other Securities.............................................                      4,062            0.0%
                                                                                --------------          ------

CHILE -- (0.0%)
      Other Securities.............................................                         93            0.0%
                                                                                --------------          ------

MALAYSIA -- (0.0%)
      Other Securities.............................................                    221,901            0.0%
                                                                                --------------          ------

POLAND -- (0.0%)
      Other Securities.............................................                         --            0.0%
                                                                                --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.............................................                     16,964            0.0%
                                                                                --------------          ------

THAILAND -- (0.0%)
      Other Securities.............................................                     34,567            0.0%
                                                                                --------------          ------
TOTAL RIGHTS/WARRANTS..............................................                    277,587            0.0%
                                                                                --------------          ------

                                                                      SHARES/
                                                                       FACE
                                                                      AMOUNT       VALUE+
                                                                      -------      ------             -
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (10.9%)
(S)@  DFA Short Term Investment Fund...............................  42,610,199    493,000,000           12.1%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $943,517 FNMA, rates
       ranging from 2.500% to 4.500%, maturities ranging from
       04/01/27 to 10/01/43, valued at $853,240) to be repurchased
       at $836,513................................................. $       837        836,510            0.0%
                                                                                --------------          ------
TOTAL SECURITIES LENDING COLLATERAL................................                493,836,510           12.1%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,088,232,390)..........................................               $4,550,362,046          111.2%
                                                                                ==============          ======

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
  Argentina................... $          1             --   --    $            1
  Brazil......................    6,838,317 $  372,527,931   --       379,366,248
  Chile.......................      271,673     53,415,554   --        53,687,227
  China.......................      807,859    607,377,057   --       608,184,916
  Colombia....................      766,239             --   --           766,239
  Hong Kong...................           --        784,892   --           784,892
  Hungary.....................           --      1,195,029   --         1,195,029
  India.......................       76,835    294,276,749   --       294,353,584
  Indonesia...................    2,879,423    142,821,182   --       145,700,605
  Israel......................           --         42,022   --            42,022
  Macedonia...................           --             --   --                --
  Malaysia....................           --    257,359,685   --       257,359,685
  Mexico......................  174,288,074        119,806   --       174,407,880
  Philippines.................           --     59,995,546   --        59,995,546
  Poland......................           --     99,248,548   --        99,248,548
  South Africa................    7,272,777    331,444,633   --       338,717,410
  South Korea.................           --    604,680,519   --       604,680,519
  Taiwan......................    2,507,973    629,908,361   --       632,416,334
  Thailand....................  202,447,408         93,972   --       202,541,380
  Turkey......................           --    141,990,626   --       141,990,626
Preferred Stocks
  Brazil......................           --     60,522,904   --        60,522,904
  Chile.......................           --         20,680   --            20,680
  Colombia....................      265,674             --   --           265,674
Rights/Warrants
  Brazil......................           --          4,062   --             4,062
  Chile.......................           --             93   --                93
  Malaysia....................           --        221,901   --           221,901
  Poland......................           --             --   --                --
  South Korea.................           --         16,964   --            16,964
  Thailand....................           --         34,567   --            34,567
Securities Lending Collateral.           --    493,836,510   --       493,836,510
                               ------------ --------------   --    --------------
TOTAL......................... $398,422,253 $4,151,939,793   --    $4,550,362,046
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                                           THE JAPANESE   THE ASIA
                                                              THE U.S. LARGE    THE DFA       SMALL     PACIFIC SMALL
                                                                CAP VALUE    INTERNATIONAL   COMPANY       COMPANY
                                                                  SERIES     VALUE SERIES*    SERIES       SERIES
                                                              -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $506,475, $716,973, $277,239
 and $259,540 of securities on loan, respectively)...........  $14,801,963    $8,745,596    $2,265,423   $1,259,640
Temporary Cash Investments at Value & Cost...................      110,064            --            --           --
Collateral Received from Securities on Loan at Value & Cost..           --           706           421          552
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................      521,769       726,000       300,000      290,000
Foreign Currencies at Value..................................           --        24,350         2,022        1,579
Cash.........................................................           --        20,781           641        7,261
Receivables:
  Investment Securities Sold.................................       26,504         4,029         2,551          256
  Dividends, Interest and Tax Reclaims.......................       17,741        23,044        12,899        1,423
  Securities Lending Income..................................          453           276           274          376
Prepaid Expenses and Other Assets............................           --             1            --           --
                                                               -----------    ----------    ----------   ----------
     Total Assets............................................   15,478,494     9,544,783     2,584,231    1,561,087
                                                               -----------    ----------    ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................      521,769       726,706       300,421      290,552
  Investment Securities Purchased............................      115,461        23,813         1,806        4,809
  Due to Advisor.............................................        1,223         1,472           193          106
Unrealized Loss on Foreign Currency Contracts................           --            17            --           14
Accrued Expenses and Other Liabilities.......................        1,053           645           187          108
                                                               -----------    ----------    ----------   ----------
     Total Liabilities.......................................      639,506       752,653       302,607      295,589
                                                               -----------    ----------    ----------   ----------
NET ASSETS...................................................  $14,838,988    $8,792,130    $2,281,624   $1,265,498
                                                               ===========    ==========    ==========   ==========
Investments at Cost..........................................  $ 9,455,514    $7,016,037    $2,058,019   $1,152,527
                                                               ===========    ==========    ==========   ==========
Foreign Currencies at Cost...................................  $        --    $   24,526    $    2,026   $    1,584
                                                               ===========    ==========    ==========   ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                               THE
                                              THE UNITED   CONTINENTAL THE CANADIAN
                                             KINGDOM SMALL    SMALL       SMALL                     THE EMERGING
                                                COMPANY      COMPANY     COMPANY     THE EMERGING   MARKETS SMALL
                                                SERIES       SERIES*     SERIES*    MARKETS SERIES*  CAP SERIES*
                                             ------------- ----------- ------------ --------------- -------------
ASSETS:
Investments at Value (including $28,773,
 $453,898, $261,509, $330,522 and
 $515,972 of securities on loan,
 respectively)..............................  $1,978,589   $3,208,290    $738,814     $3,736,738     $4,056,525
Collateral Received from Securities on Loan
 at Value & Cost............................         652          109         668            709            837
Collateral from Securities on Loan Invested
 in Affiliate at Value & Cost...............      30,000      491,000     219,000        244,000        493,000
Foreign Currencies at Value.................       4,022        4,466       3,066          7,576         13,653
Cash........................................         233        1,415       1,203         26,299         18,595
Receivables:
  Investment Securities Sold................       2,722        2,074         168            116          9,691
  Dividends, Interest and Tax Reclaims......       4,898        4,595         624          3,735          3,644
  Securities Lending Income.................          23          653         272            382          1,580
                                              ----------   ----------    --------     ----------     ----------
     Total Assets...........................   2,021,139    3,712,602     963,815      4,019,555      4,597,525
                                              ----------   ----------    --------     ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........      30,652      491,109     219,668        244,709        493,837
  Investment Securities Purchased...........       1,912        3,213       2,830          7,929         11,004
  Due to Advisor............................         165          268          62            315            685
Unrealized Loss on Foreign Currency
 Contracts..................................          --           12          --             76             19
Accrued Expenses and Other Liabilities......         123          234          51            366            457
                                              ----------   ----------    --------     ----------     ----------
     Total Liabilities......................      32,852      494,836     222,611        253,395        506,002
                                              ----------   ----------    --------     ----------     ----------
NET ASSETS..................................  $1,988,287   $3,217,766    $741,204     $3,766,160     $4,091,523
                                              ==========   ==========    ========     ==========     ==========
Investments at Cost.........................  $1,325,480   $2,416,569    $813,274     $2,525,063     $3,594,395
                                              ==========   ==========    ========     ==========     ==========
Foreign Currencies at Cost..................  $    4,036   $    4,499    $  3,060     $    7,593     $   13,701
                                              ==========   ==========    ========     ==========     ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                                         THE JAPANESE   THE ASIA
                                                                THE U.S.      THE DFA       SMALL     PACIFIC SMALL
                                                               LARGE CAP   INTERNATIONAL   COMPANY       COMPANY
                                                              VALUE SERIES VALUE SERIES     SERIES       SERIES
                                                              ------------ ------------- ------------ -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $42, $19,855,
   $3,149 and $1,656, respectively)..........................  $  262,650   $  256,899     $ 37,753     $ 49,156
  Interest...................................................          56            6            1           --
  Income from Securities Lending.............................       2,227       13,232        3,109        4,274
                                                               ----------   ----------     --------     --------
     Total Investment Income.................................     264,933      270,137       40,863       53,430
                                                               ----------   ----------     --------     --------
EXPENSES
  Investment Advisory Services Fees..........................      12,720       15,819        2,039        1,121
  Accounting & Transfer Agent Fees...........................         850          542          150           92
  Custodian Fees.............................................         121          810          568          355
  Shareholders' Reports......................................          30           20            5            3
  Directors'/Trustees' Fees & Expenses.......................         131           85           21           12
  Professional Fees..........................................         431          236           51           29
  Other......................................................         156          158           39           23
                                                               ----------   ----------     --------     --------
     Total Expenses..........................................      14,439       17,670        2,873        1,635
                                                               ----------   ----------     --------     --------
  Fees Paid Indirectly.......................................          --          (22)          (6)          (5)
                                                               ----------   ----------     --------     --------
  Net Expenses...............................................      14,439       17,648        2,867        1,630
                                                               ----------   ----------     --------     --------
  NET INVESTMENT INCOME (LOSS)...............................     250,494      252,489       37,996       51,800
                                                               ----------   ----------     --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...............................   1,042,669      394,216       94,606        2,045
    Futures..................................................          --       (1,587)          --           --
    Foreign Currency Transactions*...........................          --       (2,158)      (2,405)          32
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...............   2,531,751    1,329,657      403,911       64,761
    Translation of Foreign Currency Denominated Amounts......          --          544          393          (13)
                                                               ----------   ----------     --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)....................   3,574,420    1,720,672      496,505       66,825
                                                               ----------   ----------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................  $3,824,914   $1,973,161     $534,501     $118,625
                                                               ==========   ==========     ========     ========

----------
* Net of foreign capital gain taxes withheld of $0, $3, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                         THE UNITED     THE
                                                          KINGDOM   CONTINENTAL THE CANADIAN              THE EMERGING
                                                           SMALL       SMALL       SMALL     THE EMERGING   MARKETS
                                                          COMPANY     COMPANY     COMPANY      MARKETS     SMALL CAP
                                                           SERIES     SERIES       SERIES       SERIES       SERIES
                                                         ---------- ----------- ------------ ------------ ------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $121,
   $9,056, $2,937, $11,554 and $9,869,
   respectively)........................................  $ 56,947   $ 63,435     $18,004      $ 78,461     $ 81,658
  Interest..............................................        --         64          --            --           --
  Income from Securities Lending........................       354     10,444       3,280         3,929       16,799
                                                          --------   --------     -------      --------     --------
     Total Investment Income............................    57,301     73,943      21,284        82,390       98,457
                                                          --------   --------     -------      --------     --------
EXPENSES
  Investment Advisory Services Fees.....................     1,686      2,642         686         3,264        7,439
  Accounting & Transfer Agent Fees......................       125        191          57           236          264
  Custodian Fees........................................       131        636          97         1,359        2,675
  Shareholders' Reports.................................         4          6           2             8           10
  Directors'/Trustees' Fees & Expenses..................        18         28           8            35           39
  Professional Fees.....................................        42         75          18           115          190
  Other.................................................        30         49          11            66           88
                                                          --------   --------     -------      --------     --------
     Total Expenses.....................................     2,036      3,627         879         5,083       10,705
                                                          --------   --------     -------      --------     --------
  Fees Paid Indirectly..................................        (1)        (3)         (2)          (25)         (34)
                                                          --------   --------     -------      --------     --------
  Net Expenses..........................................     2,035      3,624         877         5,058       10,671
                                                          --------   --------     -------      --------     --------
  NET INVESTMENT INCOME (LOSS)..........................    55,266     70,319      20,407        77,332       87,786
                                                          --------   --------     -------      --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................   110,830     61,594       5,104        24,456       69,227
    Futures.............................................        --         --          --            --          463
    Foreign Currency Transactions*......................         8        (97)        (36)         (130)      (1,240)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........   377,497    843,629      14,601       145,893      144,458
    Translation of Foreign Currency Denominated
     Amounts............................................       (22)       123         (11)           (8)         (41)
                                                          --------   --------     -------      --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...............   488,313    905,249      19,658       170,211      212,867
                                                          --------   --------     -------      --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS........................................  $543,579   $975,568     $40,065      $247,543     $300,653
                                                          ========   ========     =======      ========     ========

----------
* Net of foreign capital gain taxes withheld of $14, $14, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                          THE U.S. LARGE CAP VALUE   THE DFA INTERNATIONAL     THE JAPANESE SMALL
                                                   SERIES                 VALUE SERIES           COMPANY SERIES
                                          ------------------------  -----------------------  ----------------------
                                              YEAR         YEAR         YEAR        YEAR        YEAR        YEAR
                                             ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                            OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                              2013         2012         2013        2012        2013        2012
                                          -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........... $   250,494  $   212,847  $   252,489  $  260,321  $   37,996  $   35,567
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........   1,042,669      408,690      394,216     133,256      94,606      15,297
    Futures..............................          --           --       (1,587)         --          --        (283)
    Foreign Currency
     Transactions*.......................          --           --       (2,158)     (1,249)     (2,405)        593
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................   2,531,751    1,049,282    1,329,657    (157,327)    403,911     (47,991)
    Translation of Foreign Currency
     Denominated Amounts.................          --           --          544        (266)        393         (76)
                                          -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................   3,824,914    1,670,819    1,973,161     234,735     534,501       3,107
                                          -----------  -----------  -----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions..........................   1,639,135      505,769    1,055,913     699,069     268,246     385,924
  Withdrawals............................  (1,214,213)    (922,543)  (1,475,193)   (651,462)   (207,854)   (205,115)
                                          -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........     424,922     (416,774)    (419,280)     47,607      60,392     180,809
                                          -----------  -----------  -----------  ----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................   4,249,836    1,254,045    1,553,881     282,342     594,893     183,916
NET ASSETS
  Beginning of Year......................  10,589,152    9,335,107    7,238,249   6,955,907   1,686,731   1,502,815
                                          -----------  -----------  -----------  ----------  ----------  ----------
  End of Year............................ $14,838,988  $10,589,152  $ 8,792,130  $7,238,249  $2,281,624  $1,686,731
                                          ===========  ===========  ===========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $3, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           THE ASIA PACIFIC SMALL  THE UNITED KINGDOM SMALL  THE CONTINENTAL SMALL
                                               COMPANY SERIES          COMPANY SERIES           COMPANY SERIES
                                           ----------------------  ----------------------   ----------------------
                                              YEAR        YEAR        YEAR         YEAR        YEAR        YEAR
                                             ENDED       ENDED       ENDED        ENDED       ENDED       ENDED
                                            OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                              2013        2012        2013         2012        2013        2012
                                           ----------  ----------  ----------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   51,800  $   39,082  $   55,266   $   41,958  $   70,319  $   62,863
  Net Realized Gain (Loss) on:
    Investment Securities Sold............      2,045      27,956     110,830      (16,423)     61,594      (4,064)
    Futures...............................         --        (140)         --          236          --          69
    Foreign Currency Transactions*........         32        (236)          8          339         (97)       (359)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     64,761       3,183     377,497      247,250     843,629         694
    Translation of Foreign Currency
     Denominated Amounts..................        (13)        (94)        (22)         (35)        123        (285)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    118,625      69,751     543,579      273,325     975,568      58,918
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    243,954     161,440      20,921       92,609      97,213     260,944
  Withdrawals.............................   (100,941)   (134,065)    (41,051)     (34,941)   (100,194)    (76,446)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    143,013      27,375     (20,130)      57,668      (2,981)    184,498
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    261,638      97,126     523,449      330,993     972,587     243,416
NET ASSETS
  Beginning of Year.......................  1,003,860     906,734   1,464,838    1,133,845   2,245,179   2,001,763
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Year............................. $1,265,498  $1,003,860  $1,988,287   $1,464,838  $3,217,766  $2,245,179
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $14, $0, $14 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                THE CANADIAN SMALL   THE EMERGING MARKETS    THE EMERGING MARKETS
                                                  COMPANY SERIES            SERIES             SMALL CAP SERIES
                                                ------------------  ----------------------  ----------------------
                                                  YEAR      YEAR       YEAR        YEAR        YEAR        YEAR
                                                 ENDED     ENDED      ENDED       ENDED       ENDED       ENDED
                                                OCT. 31,  OCT. 31,   OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                  2013      2012       2013        2012        2013        2012
                                                --------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $ 20,407  $ 16,111  $   77,332  $   67,879  $   87,786  $   58,512
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................    5,104    26,982      24,456      34,169      69,227     106,663
    Futures....................................       --        --          --          --         463        (389)
    Foreign Currency Transactions*.............      (36)      111        (130)       (571)     (1,240)     (1,553)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................   14,601   (63,323)    145,893      24,259     144,458       6,038
    Translation of Foreign Currency
     Denominated Amounts.......................      (11)       (7)         (8)         20         (41)        (15)
                                                --------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................   40,065   (20,126)    247,543     125,756     300,653     169,256
                                                --------  --------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions................................   42,578    11,500     937,021     523,537   1,276,889   1,002,685
  Withdrawals..................................  (30,525)  (38,550)   (331,711)   (175,967)   (439,369)    (93,517)
                                                --------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest.................   12,053   (27,050)    605,310     347,570     837,520     909,168
                                                --------  --------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................   52,118   (47,176)    852,853     473,326   1,138,173   1,078,424
NET ASSETS
  Beginning of Year............................  689,086   736,262   2,913,307   2,439,981   2,953,350   1,874,926
                                                --------  --------  ----------  ----------  ----------  ----------
  End of Year.................................. $741,204  $689,086  $3,766,160  $2,913,307  $4,091,523  $2,953,350
                                                ========  ========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $13, $1 and $87, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                     THE U.S. LARGE CAP VALUE SERIES
                                                      ------------------------------------------------------------
                                                          YEAR         YEAR        YEAR        YEAR        YEAR
                                                         ENDED        ENDED       ENDED       ENDED       ENDED
                                                        OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                          2013         2012        2011        2010        2009
-------------------------------------------------------------------------------------------------------------------
Total Return.........................................       35.68%       18.31%       5.69%      19.96%      11.90%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $14,838,988  $10,589,152  $9,335,107  $8,816,400  $7,508,400
Ratio of Expenses to Average Net Assets..............        0.11%        0.12%       0.12%       0.12%       0.13%
Ratio of Net Investment Income to Average Net Assets.        1.98%        2.15%       1.79%       2.02%       2.42%
Portfolio Turnover Rate..............................          15%          10%         14%         28%         29%
-------------------------------------------------------------------------------------------------------------------

                                                                           THE DFA INTERNATIONAL VALUE SERIES
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      28.18%       3.17%      (8.04)%      11.13%      35.41%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $8,792,130  $7,238,249  $6,955,907   $6,919,633  $6,191,964
Ratio of Expenses to Average Net Assets......................       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Net Investment Income to Average Net Assets.........       3.20%       3.75%       3.47%        2.55%       3.22%
Portfolio Turnover Rate......................................         15%         14%          9%          20%         18%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                           THE JAPANESE SMALL COMPANY SERIES
                                                              ----------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012        2011        2010        2009
-------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      30.62%       0.54%      10.07%       0.72%      22.69%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $2,281,624  $1,686,731  $1,502,815  $1,211,600  $1,183,036
Ratio of Expenses to Average Net Assets......................       0.14%       0.15%       0.14%       0.14%       0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.14%       0.15%       0.14%       0.14%       0.15%
Ratio of Net Investment Income to Average Net Assets.........       1.87%       2.17%       2.07%       1.95%       2.15%
Portfolio Turnover Rate......................................         16%          7%          5%         10%          7%
-------------------------------------------------------------------------------------------------------------------------

                                                                      THE ASIA PACIFIC SMALL COMPANY SERIES
                                                              -----------------------------------------------------
                                                                 YEAR        YEAR        YEAR      YEAR      YEAR
                                                                ENDED       ENDED       ENDED     ENDED     ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,  OCT. 31,  OCT. 31,
                                                                 2013        2012        2011      2010      2009
--------------------------------------------------------------------------------------------------------------------
Total Return.................................................      10.97%       7.48%    (5.15)%    28.91%    84.98%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,265,498  $1,003,860  $906,734   $935,138  $680,997
Ratio of Expenses to Average Net Assets......................       0.15%       0.16%     0.16%      0.17%     0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.15%       0.16%     0.16%      0.17%     0.18%
Ratio of Net Investment Income to Average Net Assets.........       4.64%       4.26%     3.78%      3.64%     4.00%
Portfolio Turnover Rate......................................          9%         18%       17%        18%       23%
--------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                       THE UNITED KINGDOM SMALL COMPANY SERIES
                                                              --------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR       YEAR
                                                                ENDED       ENDED       ENDED       ENDED      ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,
                                                                 2013        2012        2011        2010       2009
-----------------------------------------------------------------------------------------------------------------------
Total Return.................................................      37.42%      23.41%       0.20%      25.94%    43.51%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,988,287  $1,464,838  $1,133,845  $1,036,694  $770,472
Ratio of Expenses to Average Net Assets......................       0.12%       0.13%       0.13%       0.13%     0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.12%       0.13%       0.13%       0.13%     0.14%
Ratio of Net Investment Income to Average Net Assets.........       3.29%       3.37%       3.76%       2.86%     4.02%
Portfolio Turnover Rate......................................         17%          6%          7%         15%       10%
-----------------------------------------------------------------------------------------------------------------------

                                                                          THE CONTINENTAL SMALL COMPANY SERIES
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      43.67%       2.29%     (10.75)%      15.37%      43.78%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,217,766  $2,245,179  $2,001,763   $2,072,484  $1,630,892
Ratio of Expenses to Average Net Assets......................       0.14%       0.16%       0.15%        0.15%       0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.14%       0.16%       0.15%        0.15%       0.16%
Ratio of Net Investment Income to Average Net Assets.........       2.67%       3.15%       2.72%        2.24%       2.93%
Portfolio Turnover Rate......................................         13%          9%         10%          12%          7%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                                  THE CANADIAN SMALL COMPANY SERIES
                                                                          -------------------------------------------------
                                                                            YEAR       YEAR      YEAR      YEAR      YEAR
                                                                           ENDED      ENDED     ENDED     ENDED     ENDED
                                                                          OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                            2013       2012      2011      2010      2009
----------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................     5.71%    (2.51)%     0.27%    43.17%    61.67%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $741,204  $689,086   $736,262  $663,722  $365,181
Ratio of Expenses to Average Net Assets..................................     0.13%     0.15%      0.14%     0.15%     0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).     0.13%     0.15%      0.14%     0.15%     0.17%
Ratio of Net Investment Income to Average Net Assets.....................     2.99%     2.29%      1.72%     1.05%     1.37%
Portfolio Turnover Rate..................................................       14%       22%        24%       10%       23%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                                                                              THE EMERGING MARKETS SERIES
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       6.99%       4.55%      (6.44)%      27.04%      53.99%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,766,160  $2,913,307  $2,439,981   $2,529,493  $2,109,316
Ratio of Expenses to Average Net Assets......................       0.16%       0.20%       0.20%        0.19%       0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.16%       0.20%       0.20%        0.19%       0.20%
Ratio of Net Investment Income to Average Net Assets.........       2.38%       2.55%       2.48%        2.18%       2.57%
Portfolio Turnover Rate......................................          4%          5%         16%          12%         14%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                         THE EMERGING MARKETS SMALL CAP SERIES
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       9.41%       7.19%     (12.94)%      41.96%      92.08%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,091,523  $2,953,350  $1,874,926   $1,881,356  $1,167,973
Ratio of Expenses to Average Net Assets......................       0.29%       0.36%       0.33%        0.32%       0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.29%       0.36%       0.33%        0.32%       0.33%
Ratio of Net Investment Income to Average Net Assets.........       2.37%       2.48%       2.32%        2.16%       2.52%
Portfolio Turnover Rate......................................         11%         13%         18%          15%         13%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports.

   DOMESTIC EQUITY PORTFOLIO        INTERNATIONAL EQUITY PORTFOLIOS
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognize transfers between the levels as of the end of the period. As of October 31, 2013, The Emerging Markets Series and The Emerging Markets Small Cap Series had significant transfers of securities with a total value of $306,665 and $469,527 (in thousands), respectively, that transferred from Level 1 to Level 2. At October 31, 2013, the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Trust. For the year ended October 31, 2013, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2013, expenses reduced were as follows (amounts in thousands):

                                                       FEES PAID
                                                       INDIRECTLY
                                                       ----------
              The DFA International Value Series......    $22
              The Japanese Small Company Series.......      6
              The Asia Pacific Small Company Series...      5
              The United Kingdom Small Company Series.      1
              The Continental Small Company Series....      3
              The Canadian Small Company Series.......      2
              The Emerging Markets Series.............     25
              The Emerging Markets Small Cap Series...     34

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2013, the total related amounts paid by the Trust to the CCO were $56 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $336
                 The DFA International Value Series......  249
                 The Japanese Small Company Series.......   55
                 The Asia Pacific Small Company Series...   28
                 The United Kingdom Small Company Series.   35
                 The Continental Small Company Series....   67
                 The Canadian Small Company Series.......   17
                 The Emerging Markets Series.............   89
                 The Emerging Markets Small Cap Series...   60

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2013, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  PURCHASES    SALES
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $2,846,229 $1,917,181
         The DFA International Value Series......  1,195,737  1,352,756
         The Japanese Small Company Series.......    424,423    328,727
         The Asia Pacific Small Company Series...    292,353    101,862
         The United Kingdom Small Company Series.    311,120    290,915
         The Continental Small Company Series....    402,109    337,539
         The Canadian Small Company Series.......    137,097     94,187
         The Emerging Markets Series.............    787,720    120,319
         The Emerging Markets Small Cap Series...  1,300,754    398,830

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                    NET
                                                                                 UNREALIZED
                                          FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                          TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                         ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $10,087,540  $5,403,680   $ (57,424)    $5,346,256
The DFA International Value Series......   7,749,972   2,159,515    (437,185)     1,722,330
The Japanese Small Company Series.......   2,358,440     405,211    (228,601)       176,610
The Asia Pacific Small Company Series...   1,466,625     342,063    (259,002)        83,061
The United Kingdom Small Company Series.   1,376,431     714,857     (82,047)       632,810
The Continental Small Company Series....   2,914,221   1,100,391    (315,213)       785,178
The Canadian Small Company Series.......   1,036,766     139,500    (217,785)       (78,285)
The Emerging Markets Series.............   2,779,497   1,353,861    (151,910)     1,201,951
The Emerging Markets Small Cap Series...   4,120,776     867,716    (438,130)       429,586

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. REPURCHASE AGREEMENTS: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   3. FUTURES CONTRACTS: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the Series' location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2013 (amounts in thousands):

 DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                                REALIZED GAIN (LOSS) ON
                                            DERIVATIVES RECOGNIZED IN INCOME
                                            --------------------------------
                                                    EQUITY CONTRACTS
                                            --------------------------------
    The DFA International Value Series*....             $(1,587)
    The Emerging Markets Small Cap Series*.             $   463

* As of October 31, 2013, there were no futures contracts outstanding. During the year ended October 31, 2013, the Series had limited activity in futures contracts.

H. LINE OF CREDIT:

   The Trust, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                          AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                       INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                       ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.......     0.89%       $ 6,790         20        $ 4        $23,318
The DFA International Value Series....     0.90%        12,445         46         14         76,121
The Japanese Small Company Series.....     0.88%         2,097         23          1          5,010
The Asia Pacific Small Company Series.     0.91%           614          5         --          2,155
The United Kingdom Small Company
  Series..............................     0.89%           224          4         --            503
The Continental Small Company Series..     0.85%           327         29         --          1,226
The Emerging Markets Series...........     0.89%         7,962         36          7         31,246
The Emerging Markets Small Cap Series.     0.86%        21,200         23         12         65,040

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2013.

I. SECURITIES LENDING:

   As of October 31, 2013, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                     MARKET VALUE
                                                     ------------
              The DFA International Value Series....   $ 29,499
              The Continental Small Company Series..        447
              The Canadian Small Company Series.....     55,991
              The Emerging Markets Series...........    111,222
              The Emerging Markets Small Cap Series.    102,610

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. OTHER:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DIMENSIONAL EMERGING MARKETS VALUE FUND VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                  The Dimensional Emerging       MSCI Emerging Markets
                     Markets Value Fund         Index (net dividends)
                 -------------------------    ------------------------
10/31/2003                $10,000                     $10,000
11/30/2003                 10,114                      10,122
12/31/2003                 11,338                      10,855
 1/31/2004                 11,647                      11,234
 2/29/2004                 12,409                      11,749
 3/31/2004                 12,564                      11,896
 4/30/2004                 11,690                      10,922
 5/31/2004                 11,343                      10,704
 6/30/2004                 11,560                      10,749
 7/31/2004                 11,705                      10,552
 8/31/2004                 12,237                      10,990
 9/30/2004                 13,042                      11,624
10/31/2004                 13,459                      11,902
11/30/2004                 14,914                      13,004
12/31/2004                 15,881                      13,628
 1/31/2005                 16,148                      13,663
 2/28/2005                 17,621                      14,855
 3/31/2005                 16,341                      13,873
 4/30/2005                 15,762                      13,501
 5/31/2005                 16,001                      13,971
 6/30/2005                 16,533                      14,445
 7/31/2005                 17,734                      15,455
 8/31/2005                 18,027                      15,587
 9/30/2005                 19,478                      17,039
10/31/2005                 18,264                      15,925
11/30/2005                 19,620                      17,243
12/31/2005                 20,858                      18,262
 1/31/2006                 22,860                      20,301
 2/28/2006                 22,954                      20,277
 3/31/2006                 23,740                      20,456
 4/30/2006                 25,813                      21,913
 5/31/2006                 23,029                      19,617
 6/30/2006                 22,824                      19,569
 7/31/2006                 23,374                      19,849
 8/31/2006                 23,800                      20,355
 9/30/2006                 24,292                      20,524
10/31/2006                 25,989                      21,499
11/30/2006                 27,895                      23,097
12/31/2006                 28,883                      24,137
 1/31/2007                 29,338                      23,877
 2/28/2007                 29,513                      23,735
 3/31/2007                 31,059                      24,680
 4/30/2007                 33,545                      25,823
 5/31/2007                 36,106                      27,102
 6/30/2007                 37,143                      28,372
 7/31/2007                 38,915                      29,869
 8/31/2007                 37,673                      29,235
 9/30/2007                 41,074                      32,463
10/31/2007                 45,597                      36,084
11/30/2007                 42,288                      33,526
12/31/2007                 42,234                      33,643
 1/31/2008                 38,047                      29,445
 2/29/2008                 39,577                      31,618
 3/31/2008                 38,255                      29,945
 4/30/2008                 41,217                      32,375
 5/31/2008                 41,586                      32,976
 6/30/2008                 36,762                      29,687
 7/31/2008                 36,051                      28,567
 8/31/2008                 32,980                      26,285
 9/30/2008                 27,293                      21,685
10/31/2008                 18,826                      15,750
11/30/2008                 17,405                      14,565
12/31/2008                 19,553                      15,701
 1/31/2009                 17,796                      14,687
 2/28/2009                 16,283                      13,858
 3/31/2009                 19,110                      15,850
 4/30/2009                 22,870                      18,487
 5/31/2009                 28,031                      21,646
 6/30/2009                 27,690                      21,355
 7/31/2009                 31,417                      23,756
 8/31/2009                 31,664                      23,671
 9/30/2009                 34,596                      25,820
10/31/2009                 33,784                      25,852
11/30/2009                 35,950                      26,962
12/31/2009                 37,747                      28,027
 1/31/2010                 35,610                      26,464
 2/28/2010                 35,899                      26,557
 3/31/2010                 39,063                      28,701
 4/30/2010                 39,329                      29,049
 5/31/2010                 35,226                      26,494
 6/30/2010                 35,447                      26,299
 7/31/2010                 38,745                      28,489
 8/31/2010                 38,050                      27,936
 9/30/2010                 42,635                      31,040
10/31/2010                 44,106                      31,941
11/30/2010                 42,694                      31,098
12/31/2010                 46,258                      33,317
 1/31/2011                 44,816                      32,413
 2/28/2011                 44,091                      32,111
 3/31/2011                 46,635                      33,999
 4/30/2011                 48,313                      35,054
 5/31/2011                 46,487                      34,134
 6/30/2011                 45,540                      33,609
 7/31/2011                 45,178                      33,460
 8/31/2011                 40,609                      30,470
 9/30/2011                 33,333                      26,027
10/31/2011                 37,725                      29,475
11/30/2011                 35,825                      27,511
12/31/2011                 34,553                      27,179
 1/31/2012                 39,359                      30,262
 2/29/2012                 41,762                      32,074
 3/31/2012                 39,980                      31,004
 4/30/2012                 38,693                      30,633
 5/31/2012                 34,420                      27,198
 6/30/2012                 35,987                      28,248
 7/31/2012                 35,773                      28,799
 8/31/2012                 36,283                      28,703
 9/30/2012                 38,627                      30,435
10/31/2012                 38,139                      30,250
11/30/2012                 38,575                      30,634
12/31/2012                 41,400                      32,132
 1/31/2013                 42,080                      32,575
 2/28/2013                 41,392                      32,166
 3/31/2013                 41,052                      31,612
 4/30/2013                 41,422                      31,850
 5/31/2013                 40,254                      31,033
 6/30/2013                 36,875                      29,057
 7/31/2013                 37,607                      29,361             Past performance is not predictive of
 8/31/2013                 36,823                      28,856             future performance.
 9/30/2013                 39,551                      30,733
10/31/2013                 41,355                      32,226             The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE         TEN               redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS       YEARS
          ---------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                8.43%      17.05%      15.25%             rights reserved.

--------------------------------------------------------------------------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      MANAGEMENT DISCUSSION AND ANALYSIS


 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2013

   Gains in emerging markets were lower on average than in developed markets although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2013, returns in U.S. dollars were 6.53% for the MSCI Emerging Markets Index (net dividends) versus 24.65% for the MSCI World ex USA Index (net dividends). As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks while growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------

                                                  U.S. DOLLAR RETURN
           -                                      ------------------
           MSCI Emerging Markets Index...........        6.53%
           MSCI Emerging Markets Small Cap Index.       10.29%
           MSCI Emerging Markets Value Index.....        3.88%
           MSCI Emerging Markets Growth Index....        9.06%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, except those in eastern Europe, decreasing USD denominated returns in emerging markets.


                         12 MONTHS ENDED OCTOBER 31, 2013
                          --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
------------------------------------------  --------------------- ------------------
              China........................         9.32%                9.28%
              South Korea..................         9.57%               12.65%
              Brazil.......................         7.85%               -1.52%
              Taiwan.......................        18.76%               18.08%
              South Africa.................        20.85%                5.07%
              India........................        14.98%                0.65%
              Russia.......................        12.94%               10.89%
              Mexico.......................         1.41%                2.11%
              Malaysia.....................        13.25%                9.32%
              Indonesia....................         1.33%              -13.66%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

DIMENSIONAL EMERGING MARKETS VALUE FUND

   The Dimensional Emerging Markets Value Fund seeks to capture the returns of value stocks of large and small companies in selected emerging markets. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Fund held approximately 2,200 securities across 19 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 8.43% for the Fund and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Fund's diversified investment approach, performance was generally determined by broad structural trends in emerging markets rather than the behavior of a limited number of stocks. The Fund invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. Emerging markets small cap stocks generally outperformed emerging markets large cap stocks during the period. The Fund's greater exposure to small cap stocks was primarily responsible for the Fund's outperformance relative to the Index. The Fund's greater exposure to value stocks, as measured by book-to-market, was also beneficial as these stocks generally outperformed the Index.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED OCTOBER 31, 2013
EXPENSE TABLES
                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/13  10/31/13    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------
Actual Fund Return...................... $1,000.00 $  998.40    0.13%    $0.65
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              Consumer Discretionary.......................   6.2%
              Consumer Staples.............................   4.9%
              Energy.......................................  17.2%
              Financials...................................  33.9%
              Health Care..................................   0.4%
              Industrials..................................  11.7%
              Information Technology.......................   7.2%
              Materials....................................  15.0%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   1.4%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
COMMON STOCKS -- (90.5%)
BRAZIL -- (8.0%)
    Banco do Brasil SA..................................   6,171,473 $   81,690,539            0.4%
#   Banco Santander Brasil SA ADR.......................  18,012,780    124,828,565            0.6%
    BM&FBovespa SA......................................  21,761,674    122,651,270            0.6%
#   Gerdau SA Sponsored ADR.............................  14,806,992    117,419,446            0.6%
#   Petroleo Brasileiro SA ADR..........................  20,410,443    355,754,021            1.8%
#   Petroleo Brasileiro SA Sponsored ADR................  22,111,474    401,544,368            2.1%
    Other Securities....................................                465,245,129            2.5%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,669,133,338            8.6%
                                                                     --------------           -----

CHILE -- (1.5%)
    Enersis SA Sponsored ADR............................   5,622,312     92,768,148            0.5%
    Other Securities....................................                211,091,146            1.1%
                                                                     --------------           -----
TOTAL CHILE.............................................                303,859,294            1.6%
                                                                     --------------           -----

CHINA -- (14.0%)
    Agricultural Bank of China, Ltd. Class H............ 255,464,000    123,106,826            0.7%
    Bank of China, Ltd. Class H......................... 989,630,331    465,927,610            2.4%
    Bank of Communications Co., Ltd. Class H............ 110,893,574     81,256,211            0.4%
    China Construction Bank Corp. Class H............... 281,910,940    219,334,202            1.1%
    China Petroleum & Chemical Corp. ADR................   1,291,935    103,832,800            0.6%
    China Petroleum & Chemical Corp. Class H............ 212,971,575    172,402,097            0.9%
#   China Unicom Hong Kong, Ltd. ADR....................   7,316,862    114,143,047            0.6%
    Industrial & Commercial Bank of China, Ltd. Class H. 148,536,996    103,936,545            0.6%
    Other Securities....................................              1,521,553,477            7.7%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,905,492,815           15.0%
                                                                     --------------           -----

COLOMBIA -- (0.1%)
    Other Securities....................................                 19,308,502            0.1%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.1%)
    Other Securities....................................                 30,941,403            0.2%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                     26,658            0.0%
                                                                     --------------           -----

HUNGARY -- (0.5%)
#   OTP Bank P.L.C......................................   3,936,697     81,667,483            0.4%
    Other Securities....................................                 12,457,748            0.1%
                                                                     --------------           -----
TOTAL HUNGARY...........................................                 94,125,231            0.5%
                                                                     --------------           -----

INDIA -- (6.0%)
    ICICI Bank, Ltd. Sponsored ADR......................   3,394,535    126,684,046            0.7%
    Reliance Industries, Ltd............................  20,872,830    310,667,472            1.6%
    Other Securities....................................                812,836,187            4.1%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,250,187,705            6.4%
                                                                     --------------           -----

INDONESIA -- (2.3%)
    Other Securities....................................                476,382,766            2.4%
                                                                     --------------           -----

ISRAEL -- (0.0%)
    Other Securities....................................                    296,602            0.0%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
MALAYSIA -- (3.6%)
    Other Securities....................................             $  741,293,938            3.8%
                                                                     --------------           -----

MEXICO -- (6.1%)
    Alfa S.A.B. de C.V. Class A.........................  51,102,755    139,906,142            0.7%
#*  Cemex S.A.B. de C.V. Sponsored ADR..................  16,838,196    178,148,109            0.9%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   2,494,369    232,724,627            1.2%
    Grupo Financiero Banorte S.A.B. de C.V..............  23,160,991    148,261,585            0.8%
    Other Securities....................................                574,307,739            2.9%
                                                                     --------------           -----
TOTAL MEXICO............................................              1,273,348,202            6.5%
                                                                     --------------           -----

PHILIPPINES -- (1.0%)
    Other Securities....................................                216,700,475            1.1%
                                                                     --------------           -----

POLAND -- (1.6%)
    PGE SA..............................................  13,948,284     81,477,830            0.4%
#   Polski Koncern Naftowy Orlen SA.....................   6,239,721     88,026,919            0.5%
    Other Securities....................................                157,488,252            0.8%
                                                                     --------------           -----
TOTAL POLAND............................................                326,993,001            1.7%
                                                                     --------------           -----

RUSSIA -- (4.9%)
    Gazprom OAO Sponsored ADR........................... 106,937,161    999,584,526            5.1%
    Other Securities....................................                 21,297,582            0.1%
                                                                     --------------           -----
TOTAL RUSSIA............................................              1,020,882,108            5.2%
                                                                     --------------           -----

SOUTH AFRICA -- (6.7%)
#   Barclays Africa Group, Ltd..........................   6,124,179     94,589,135            0.5%
#   Nedbank Group, Ltd..................................   3,713,947     80,747,979            0.4%
    Sanlam, Ltd.........................................  24,685,296    132,450,694            0.7%
    Standard Bank Group, Ltd............................  18,943,972    241,007,060            1.2%
#*  Steinhoff International Holdings, Ltd...............  24,286,822     93,754,826            0.5%
    Other Securities....................................                752,656,981            3.9%
                                                                     --------------           -----
TOTAL SOUTH AFRICA......................................              1,395,206,675            7.2%
                                                                     --------------           -----

SOUTH KOREA -- (14.6%)
    Hana Financial Group, Inc...........................   4,078,729    156,836,439            0.8%
#   Hyundai Steel Co....................................   1,197,245     98,578,876            0.5%
    KB Financial Group, Inc.............................   2,902,753    114,320,481            0.6%
    KB Financial Group, Inc. ADR........................   3,182,416    123,509,565            0.7%
#   LG Electronics, Inc.................................   1,776,548    113,798,502            0.6%
    POSCO...............................................     681,110    203,339,180            1.1%
#   POSCO ADR...........................................   1,626,923    121,140,686            0.6%
    Samsung C&T Corp....................................   1,386,322     82,261,509            0.4%
#   Samsung SDI Co., Ltd................................     520,138     86,702,427            0.5%
    Shinhan Financial Group Co., Ltd....................   5,415,719    236,144,882            1.2%
    SK Holdings Co., Ltd................................     530,249     96,102,228            0.5%
    SK Innovation Co., Ltd..............................     845,193    118,461,430            0.6%
    Other Securities....................................              1,483,201,139            7.5%
                                                                     --------------           -----
TOTAL SOUTH KOREA.......................................              3,034,397,344           15.6%
                                                                     --------------           -----

TAIWAN -- (13.9%)
    Fubon Financial Holding Co., Ltd....................  88,739,471    130,052,844            0.7%
    Mega Financial Holding Co., Ltd..................... 135,127,381    117,005,240            0.6%
#   United Microelectronics Corp........................ 218,090,681     92,516,948            0.5%
    Yuanta Financial Holding Co., Ltd................... 151,353,654     82,534,377            0.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                              PERCENTAGE
                                   SHARES       VALUE++     OF NET ASSETS**
                                   ------       -------     ---------------
    TAIWAN -- (Continued)
        Other Securities........            $ 2,460,013,826           12.6%
                                            ---------------           -----
    TOTAL TAIWAN................              2,882,123,235           14.8%
                                            ---------------           -----

    THAILAND -- (3.1%)
        PTT Global Chemical PCL. 32,067,141      80,876,163            0.4%
        PTT PCL................. 10,844,100     110,444,328            0.6%
        Other Securities........                460,615,908            2.4%
                                            ---------------           -----
    TOTAL THAILAND..............                651,936,399            3.4%
                                            ---------------           -----

    TURKEY -- (2.5%)
        Turkiye Is Bankasi...... 36,884,191     100,763,267            0.5%
        Other Securities........                418,780,142            2.2%
                                            ---------------           -----
    TOTAL TURKEY................                519,543,409            2.7%
                                            ---------------           -----
    TOTAL COMMON STOCKS.........             18,812,179,100           96.8%
                                            ---------------           -----

    PREFERRED STOCKS -- (2.2%)
    BRAZIL -- (2.1%)
        Petroleo Brasileiro SA.. 24,521,904     222,343,011            1.2%
        Other Securities........                221,166,672            1.1%
                                            ---------------           -----
    TOTAL BRAZIL................                443,509,683            2.3%
                                            ---------------           -----

    COLOMBIA -- (0.1%)
        Other Securities........                 15,140,331            0.1%
                                            ---------------           -----
    TOTAL PREFERRED STOCKS......                458,650,014            2.4%
                                            ---------------           -----

    RIGHTS/WARRANTS -- (0.0%)
    CHILE -- (0.0%)
        Other Securities........                        100            0.0%
                                            ---------------           -----

    MALAYSIA -- (0.0%)
        Other Securities........                    385,124            0.0%
                                            ---------------           -----

    POLAND -- (0.0%)
        Other Securities........                         --            0.0%
                                            ---------------           -----

    SOUTH KOREA -- (0.0%)
        Other Securities........                     22,204            0.0%
                                            ---------------           -----

    THAILAND -- (0.0%)
        Other Securities........                     57,286            0.0%
                                            ---------------           -----
    TOTAL RIGHTS/WARRANTS.......                    464,714            0.0%
                                            ---------------           -----


DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                     SHARES/
                                                                      FACE                        PERCENTAGE
                                                                     AMOUNT         VALUE+      OF NET ASSETS**
                                                                     -------        ------      ---------------
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@  DFA Short Term Investment Fund..............................  129,904,927 $ 1,503,000,000            7.7%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $12,056,798 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from
       04/01/27 to 10/01/43, valued at $10,903,189) to be
       repurchased at $10,689,437................................. $     10,689      10,689,401            0.1%
                                                                                ---------------          ------
TOTAL SECURITIES LENDING COLLATERAL...............................                1,513,689,401            7.8%
                                                                                ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $20,304,856,701)........................................                $20,784,983,229          107.0%
                                                                                ===============          ======

Summary of the Fund's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $1,073,840,952 $   595,292,386   --    $ 1,669,133,338
  Chile.......................     99,110,686     204,748,608   --        303,859,294
  China.......................    236,947,644   2,668,545,171   --      2,905,492,815
  Colombia....................     19,308,502              --   --         19,308,502
  Czech Republic..............             --      30,941,403   --         30,941,403
  Hong Kong...................             --          26,658   --             26,658
  Hungary.....................             --      94,125,231   --         94,125,231
  India.......................    146,609,452   1,103,578,253   --      1,250,187,705
  Indonesia...................      6,187,469     470,195,297   --        476,382,766
  Israel......................         20,113         276,489   --            296,602
  Malaysia....................             --     741,293,938   --        741,293,938
  Mexico......................  1,272,993,390         354,812   --      1,273,348,202
  Philippines.................             --     216,700,475   --        216,700,475
  Poland......................        119,863     326,873,138   --        326,993,001
  Russia......................        814,231   1,020,067,877   --      1,020,882,108
  South Africa................    170,364,260   1,224,842,415   --      1,395,206,675
  South Korea.................    362,529,229   2,671,868,115   --      3,034,397,344
  Taiwan......................     38,733,186   2,843,390,049   --      2,882,123,235
  Thailand....................    651,936,399              --   --        651,936,399
  Turkey......................             --     519,543,409   --        519,543,409
Preferred Stocks
  Brazil......................             --     443,509,683   --        443,509,683
  Colombia....................     15,140,331              --   --         15,140,331
Rights/Warrants
  Chile.......................             --             100   --                100
  Malaysia....................             --         385,124   --            385,124
  Poland......................             --              --   --                 --
  South Korea.................             --          22,204   --             22,204
  Thailand....................             --          57,286   --             57,286
Securities Lending Collateral.             --   1,513,689,401   --      1,513,689,401
                               -------------- ---------------   --    ---------------
TOTAL......................... $4,094,655,707 $16,690,327,522   --    $20,784,983,229
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $1,645,822 of securities on loan)*....... $19,271,294
Collateral Received from Securities on Loan at Value & Cost..............      10,689
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.   1,503,000
Foreign Currencies at Value..............................................      58,647
Cash.....................................................................      90,464
Receivables:
  Investment Securities Sold.............................................      28,594
  Dividends, Interest and Tax Reclaims...................................       6,129
  Securities Lending Income..............................................       1,920
                                                                          -----------
     Total Assets........................................................  20,970,737
                                                                          -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................   1,513,689
  Investment Securities Purchased........................................      26,347
  Due to Advisor.........................................................       1,628
Unrealized Loss on Foreign Currency Contracts............................          64
Accrued Expenses and Other Liabilities...................................       1,723
                                                                          -----------
     Total Liabilities...................................................   1,543,451
                                                                          -----------
NET ASSETS............................................................... $19,427,286
                                                                          ===========
Investments at Cost...................................................... $18,791,168
                                                                          ===========
Foreign Currencies at Cost............................................... $    58,852
                                                                          ===========

----------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

  INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $65,796).......... $  421,959
    Interest......................................................         15
    Income from Securities Lending................................     25,619
                                                                   ----------
       Total Investment Income....................................    447,593
                                                                   ----------
  EXPENSES
    Investment Advisory Services Fees.............................     18,145
    Accounting & Transfer Agent Fees..............................      1,269
    Custodian Fees................................................      7,431
    Shareholders' Reports.........................................         48
    Directors'/Trustees' Fees & Expenses..........................        198
    Professional Fees.............................................        741
    Other.........................................................        465
                                                                   ----------
       Total Expenses.............................................     28,297
                                                                   ----------
    Fees Paid Indirectly..........................................       (111)
                                                                   ----------
    Net Expenses..................................................     28,186
                                                                   ----------
    NET INVESTMENT INCOME (LOSS)..................................    419,407
                                                                   ----------
  REALIZED AND UNREALIZED GAIN (LOSS)
    Net Realized Gain (Loss) on:..................................
      Investment Securities Sold..................................    304,248
      Foreign Currency Transactions...............................     (2,833)
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency..................    724,674
      Translation of Foreign Currency Denominated Amounts.........          7
                                                                   ----------
    NET REALIZED AND UNREALIZED GAIN (LOSS).......................  1,026,096
                                                                   ----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS. $1,445,503
                                                                   ==========

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                 YEAR         YEAR
                                                                                ENDED        ENDED
                                                                               OCT. 31,     OCT. 31,
                                                                                 2013         2012
                                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).............................................. $   419,407  $   375,228
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............................................     304,248      398,744
    Futures.................................................................          --       (1,269)
    Foreign Currency Transactions*..........................................      (2,833)      (4,761)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................     724,674     (574,018)
    Translation of Foreign Currency Denominated Amounts.....................           7         (185)
                                                                             -----------  -----------
       Net Increase (Decrease) in Net Assets Resulting from Operations......   1,445,503      193,739
                                                                             -----------  -----------
Transactions in Interest:
  Contributions.............................................................   2,894,722    3,560,477
  Withdrawals...............................................................  (1,797,261)    (873,473)
                                                                             -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..................   1,097,461    2,687,004
                                                                             -----------  -----------
     Total Increase (Decrease) in Net Assets................................   2,542,964    2,880,743
NET ASSETS
  Beginning of Year.........................................................  16,884,322   14,003,579
                                                                             -----------  -----------
  End of Year............................................................... $19,427,286  $16,884,322
                                                                             ===========  ===========

----------
* Net of foreign capital gain taxes withheld of $0 and $314, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS


                                                                     DIMENSIONAL EMERGING MARKETS VALUE FUND
                                                         ---------------------------------------------------------------
                                                             YEAR         YEAR         YEAR          YEAR        YEAR
                                                            ENDED        ENDED        ENDED         ENDED       ENDED
                                                           OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,    OCT. 31,
                                                             2013         2012         2011          2010        2009
-------------------------------------------------------------------------------------------------------------------------
Total Return............................................        8.43%        1.10%      (14.47)%       30.55%      79.39%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $19,427,286  $16,884,322  $14,003,579   $11,917,955  $7,965,125
Ratio of Expenses to Average Net Assets.................        0.16%        0.20%        0.20%         0.19%       0.21%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................        0.16%        0.20%        0.20%         0.19%       0.21%
Ratio of Net Investment Income to Average Net Assets....        2.32%        2.43%        2.29%         1.81%       2.17%
Portfolio Turnover Rate.................................           6%           8%           5%           15%         20%
-------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under Internal Revenue Code (the "IRC") (S)368(a)(1)(F).

   Effective November 1, 2009, the Fund, a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Fund is a result of the treatment of a partnership for book purposes. The Fund will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of October 31, 2013, the Fund had significant transfers of securities with a total value of $1,222,930 (in thousands) that transferred from Level 1 to Level 2. At October 31, 2013, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging

Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2013, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $369 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Fund. For the year ended October 31, 2013, the Fund's investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

EARNED INCOME CREDIT:

   In addition, the Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2013, expenses reduced were $111 (amount in thousands).

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $27 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2013, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  PURCHASES    SALES
                                                  ---------- ----------
         Dimensional Emerging Markets Value Fund. $2,746,457 $1,070,905

   There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                    NET
                                                                                 UNREALIZED
                                          FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                          TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $20,422,709  $3,294,843  $(2,932,568)    $362,275

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. REPURCHASE AGREEMENTS: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

G. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                            AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                         INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                         ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value Fund.     0.86%       $36,348         19        $17        $86,942

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under the lines of credit as of October 31, 2013.

H. SECURITIES LENDING:

   As of October 31, 2013, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $284,247 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF DIMENSIONAL EMERGING MARKETS VALUE FUND:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund (the "Fund") at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian, brokers, and the transfer agent of the investee fund provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2013.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2013.

Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2013.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      NAME, POSITION                                PORTFOLIOS WITHIN THE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
      WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/      AND OTHER DIRECTORSHIPS OF PUBLIC COMPANIES
 ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE           OVERSEEN                               HELD
----------------------------------------------------------------------------------------------------------------------------
                                            DISINTERESTED TRUSTEES/DIRECTORS
----------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       Since Inception      106 portfolios in 4    Leo Melamed Professor of Finance, The
Director of DFAIDG and DIG.                         investment companies   University of Chicago Booth School of Business.
Trustee of DFAITC and DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
----------------------------------------------------------------------------------------------------------------------------
John P. Gould                  Since Inception      106 portfolios in 4    Steven G. Rothmeier Distinguished Service
Director of DFAIDG and DIG.                         investment companies   Professor of Economics, The University of
Trustee of DFAITC and DEM.                                                 Chicago Booth School of Business (since 1965).
The University of Chicago                                                  Member and Chair, Competitive Markets Advisory
Booth School of Business                                                   Committee, Chicago Mercantile Exchange
5807 S. Woodlawn Avenue                                                    (futures trading exchange) (since 2004).
Chicago, IL 60637                                                          Formerly, Director of UNext, Inc. (1999-2006).
1939                                                                       Trustee, Harbor Fund (registered investment
                                                                           company) (30 Portfolios) (since 1994). Formerly,
                                                                           Member of the Board of Milwaukee Mutual
                                                                           Insurance Company (1997-2010).
----------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              Since Inception      106 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.                         investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.                                                 Partner, Zebra Capital Management, LLC (hedge
Yale School of Management                                                  fund manager) (since 2001). Consultant to
P.O. Box 208200                                                            Morningstar, Inc. (since 2006). Formerly,
New Haven, CT 06520-8200                                                   Chairman, Ibbotson Associates, Inc., Chicago, IL
1943                                                                       (software data publishing and consulting) (1977-
                                                                           2006). Formerly, Director, BIRR Portfolio
                                                                           Analysis, Inc. (software products) (1990-2010).
----------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               Since Inception      106 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.                         investment companies   Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM.                                                 Professor of Human Resources Management
Stanford University                                                        and Economics, Graduate School of Business,
Graduate School of Business                                                Stanford University (since 1995). Cornerstone
518 Memorial Way Stanford,                                                 Research (expert testimony and economic and
CA 94305-5015                                                              financial analysis) (since 2009). Formerly,
1948                                                                       Chairman of the President George W. Bush's
                                                                           Council of Economic Advisers (2006-2009).
                                                                           Formerly, Council of Economic Advisors, State of
                                                                           California (2005-2006). Formerly, Commissioner,
                                                                           White House Panel on Tax Reform (2005).
----------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               Since Inception      106 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG and DIG.                         investment companies   Stanford University (since 1981). Formerly,
Trustee of DFAITC and DEM.                                                 Chairman, Platinum Grove Asset Management,
c/o Dimensional Fund                                                       L.P. (hedge fund) (formerly, Oak Hill Platinum
Advisors, LP                                                               Partners) (1999-2009). Formerly, Managing
6300 Bee Cave Road                                                         Partner, Oak Hill Capital Management (private
Building 1                                                                 equity firm) (until 2004). Director, American
Austin, TX 78746                                                           Century Fund Complex (registered investment
1941                                                                       companies) (40 Portfolios) (since 1980).
                                                                           Formerly, Director, Chicago Mercantile Exchange
                                                                           (2001-2008).
----------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 Since Inception      106 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.                         investment companies   Professor of Accounting, The University of
Trustee of DFAITC and DEM.                                                 Chicago Booth School of Business (since 1980).
The University of Chicago                                                  Co-Director Investment Research, Fundamental
Booth School of Business                                                   Investment Advisors (hedge fund) (since 2008).
5807 S. Woodlawn Avenue                                                    Director, HNI Corporation (formerly known as
Chicago, IL 60637                                                          HON Industries Inc.) (office furniture) (since
1953                                                                       2000). Director, Ryder System Inc.
                                                                           (transportation, logistics and supply-chain
                                                                           management) (since 2003). Trustee, UBS Funds
                                                                           (4 investment companies within the fund
                                                                           complex) (52 portfolios) (since 2009).
----------------------------------------------------------------------------------------------------------------------------

     NAME, POSITION                               PORTFOLIOS WITHIN THE
     WITH THE FUND,        TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS AND YEAR OF BIRTH   LENGTH OF SERVICE           OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-------------------------------------------------------------------------------------------------------------------------------
                                              INTERESTED TRUSTEES/DIRECTORS*
-------------------------------------------------------------------------------------------------------------------------------
David G. Booth               Since Inception      106 portfolios in 4    Chairman, Director/Trustee, President, and Co-Chief
Chairman, Director,                               investment companies   Executive Officer (since January 2010) of
Co-Chief Executive                                                       Dimensional Holdings Inc., Dimensional Fund
Officer and President of                                                 Advisors LP, DFA Securities LLC, DEM, DFAIDG,
DFAIDG and DIG.                                                          DIG and DFAITC. Director of Dimensional Fund
Chairman, Trustee,                                                       Advisors Ltd., Dimensional Funds PLC, Dimensional
Co-Chief Executive                                                       Funds II PLC, DFA Australia Limited, Dimensional
Officer and President of                                                 Cayman Commodity Fund I Ltd., Dimensional Japan
DFAITC and DEM.                                                          Ltd. and Dimensional Advisors Ltd. Chairman,
6300 Bee Cave Road,                                                      Director and Co-Chief Executive Officer of
Building One Austin,                                                     Dimensional Fund Advisors Canada ULC. President,
Texas 78746                                                              Dimensional SmartNest (US) LLC. Limited Partner,
1946                                                                     Oak Hill Partners (since 2001) and VSC Investors,
                                                                         LLC (since 2007). Trustee, The University of
                                                                         Chicago. Trustee, University of Kansas Endowment
                                                                         Association. Formerly, Chief Executive Officer (until
                                                                         2010) and Chief Investment Officer (2003-2007) of
                                                                         Dimensional Fund Advisors LP, DFA Securities LLC,
                                                                         DEM, DFAIDG, DIG , DFAITC, Dimensional
                                                                         Holdings Inc. Formerly, Chief Investment Officer of
                                                                         Dimensional Fund Advisors Ltd. Formerly, President
                                                                         and Chief Investment Officer of DFA Australia
                                                                         Limited. Formerly, Director, SA Funds (registered
                                                                         investment company).
-------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto           Since 2009           106 portfolios in 4    Co-Chief Executive Officer (since January 2010),
Director, Co-Chief                                investment companies   Chief Investment Officer (since March 2007) and
Executive Officer and                                                    Director/Trustee of Dimensional Holdings Inc.,
Chief Investment Officer                                                 Dimensional Fund Advisors LP, DFA Securities LLC,
of DFAIDG and DIG.                                                       DEM, DFAIDG, DIG, DFAITC and Dimensional
Trustee, Co-Chief                                                        Cayman Commodity Fund I Ltd. Director, Co-Chief
Executive Officer and                                                    Executive Officer, President and Chief Investment
Chief Investment Officer                                                 Officer of Dimensional Fund Advisors Canada ULC.
of DFAITC and DEM.                                                       Chief Investment Officer, Vice President and Director
6300 Bee Cave Road,                                                      of DFA Australia Limited. Director of Dimensional
Building One                                                             Fund Advisors Ltd., Dimensional Funds PLC,
Austin, TX 78746                                                         Dimensional Funds II PLC, Dimensional Japan Ltd.
1967                                                                     and Dimensional Advisors Ltd., Formerly President
                                                                         of Dimensional Holdings Inc, Dimensional Fund
                                                                         Advisors LP, DFA Securities LLC, DEM, DFAIDG,
                                                                         DIG, DFAITC and Dimensional Fund Advisors
                                                                         Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

   The name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), Dimensional Holdings Inc., DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
     AND YEAR OF BIRTH            SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
                                                     OFFICERS
---------------------------------------------------------------------------------------------------------------------
April A. Aandal                  Since 2008      Vice President of all the DFA Entities.
Vice President
1963
---------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta                 Since 2012      Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                   Business Development at Capson Physicians Insurance Company
1974                                             (2010-2012); Vice President at Charles Schwab (2007-2010).
---------------------------------------------------------------------------------------------------------------------
Darryl D. Avery                  Since 2005      Vice President of all the DFA Entities.
Vice President
1966
---------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow                 Since 1993      Vice President of all the DFA Entities. Director and Managing
Vice President                                   Director of DFAL (since September 2013).
1955
---------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth                Since 2007      Vice President of all the DFA Entities.
Vice President
1968
---------------------------------------------------------------------------------------------------------------------
Valerie A. Brown                 Since 2001      Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                     Australia Limited, Dimensional Fund Advisors Ltd., Dimensional
Secretary                                        Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte.
1967                                             Ltd., Dimensional Hong Kong Limited. Director, Vice President and
                                                 Assistant Secretary of Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------------
David P. Butler                  Since 2007      Vice President of all the DFA Entities. Head of Global Financial
Vice President                                   Services of Dimensional (since 2008).
1964
---------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit                Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (December 2010-January2012); Regional Director
1970                                             at Russell Investments (April 2006-December 2010).
---------------------------------------------------------------------------------------------------------------------
James G. Charles                 Since 2011      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (2008-2010); Vice President, Client Portfolio
1956                                             Manager at American Century Investments (2001-2008).
---------------------------------------------------------------------------------------------------------------------
Joseph H. Chi                    Since 2009      Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                   Management of Dimensional (since March 2012). Sr. Portfolio
1966                                             Manager of Dimensional (since January 2012). Formerly, Portfolio
                                                 Manager for Dimensional (October 2005-January 2012).
---------------------------------------------------------------------------------------------------------------------
Stephen A. Clark                 Since 2004      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                   Dimensional Fund Advisors Canada ULC. Head of Institutional,
1972                                             North America (since March 2012). Formerly, Head of Portfolio
                                                 Management of Dimensional (January 2006-March 2012).
---------------------------------------------------------------------------------------------------------------------
Matt B. Cobb                     Since 2013      Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since September 2011). Formerly, Vice President at
1971                                             MullinTBG 92005-2011).
---------------------------------------------------------------------------------------------------------------------
Ryan Cooper                      Since 2013      Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since 2003).
1979
---------------------------------------------------------------------------------------------------------------------

                                 TERM OF OFFICE/1/
 NAME, POSITION WITH THE FUND     AND LENGTH OF
       AND YEAR OF BIRTH             SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell                  Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                      for Dimensional (August 2002-January 2012).
1976
------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell                   Since 2007      Vice President of all the DFA Entities.
Vice President
1949
------------------------------------------------------------------------------------------------------------------------
George H. Crane                     Since 2010      Vice President of all the DFA Entities. Formerly, Senior Vice
Vice President                                      President and Managing Director at State Street Bank & Trust
1955                                                Company (2007-2008).
------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan              Since 2004      Vice President and Global Chief Compliance Officer of all the DFA
Vice President and Global Chief                     Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Compliance Officer                                  and Dimensional SmartNest (US) LLC. Chief Compliance Officer of
1965                                                Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------------
James L. Davis                      Since 1999      Vice President of all the DFA Entities.
Vice President
1956
------------------------------------------------------------------------------------------------------------------------
Robert T. Deere                     Since 1994      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                      Dimensional Fund Advisors Canada ULC.
1957
------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard                    Since 2010      Vice President of all the DFA Entities. Research Associate for
Vice President                                      Dimensional (since August 2008).
1972
------------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner                  Since 2001      Vice President of all the DFA Entities.
Vice President
1970
------------------------------------------------------------------------------------------------------------------------
Richard A. Eustice                  Since 1998      Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                        DFA Australia Limited.
Secretary
1965
------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker                 Since 2004      Vice President of all the DFA Entities.
Vice President
1971
------------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall                      Since 2008      Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                      Management of Dimensional (since March 2012). Sr. Portfolio
1974                                                Manager of Dimensional (since January 2012).
------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman                   Since 2009      Vice President of all the DFA Entities. Senior Technology Manager
Vice President                                      for Dimensional (since June 2006).
1970
------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour                    Since 2007      Vice President of all the DFA Entities.
Vice President
1967
------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum                      Since 2012      Vice President of all the DFA Entities. Formerly, Managing Director
Vice President                                      at BlackRock (2004-January 2012).
1968
------------------------------------------------------------------------------------------------------------------------
Henry F. Gray                       Since 2000      Vice President of all the DFA Entities.
Vice President
1967
------------------------------------------------------------------------------------------------------------------------
John T. Gray                        Since 2007      Vice President of all the DFA Entities.
Vice President
1974
------------------------------------------------------------------------------------------------------------------------
Christian Gunther                   Since 2011      Vice President of all the DFA Entities. Senior Trader for
Vice President                                      Dimensional (since 2012). Formerly, Senior Trader for Dimensional
1975                                                Fund Advisors Ltd. (2009-2012); Trader for Dimensional Fund Ltd.
                                                    (2008-2009); Trader for Dimensional (2004-2008).
------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner                      Since 2007      Vice President of all the DFA Entities.
Vice President
1967
------------------------------------------------------------------------------------------------------------------------

                                    TERM OF OFFICE/1/
   NAME, POSITION WITH THE FUND      AND LENGTH OF
        AND YEAR OF BIRTH               SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
Julie C. Henderson                     Since 2005      Vice President and Fund Controller of all the DFA Entities,
Vice President and Fund Controller                     Dimensional Cayman Commodity Fund I Ltd. and Dimensional
1974                                                   Japan Ltd.
----------------------------------------------------------------------------------------------------------------------------
Kevin B. Hight                         Since 2005      Vice President of all the DFA Entities.
Vice President
1967
----------------------------------------------------------------------------------------------------------------------------
Christine W. Ho                        Since 2004      Vice President of all the DFA Entities.
Vice President
1967
----------------------------------------------------------------------------------------------------------------------------
Michael C. Horvath                     Since 2011      Vice President of all the DFA Entities. Formerly, Managing Director,
Vice President                                         Co-Head Global Consultant Relations at BlackRock (2004-2011).
1960
----------------------------------------------------------------------------------------------------------------------------
William A. Irvine                      Since 2013      Vice President of all the DFA Entities, Regional Director For
Vice President                                         Dimensional (since 2012). Formerly, Vice President of Institutional
1957                                                   Business Development at Eaton Vance (2005-2011).
----------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon                           Since 2004      Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                         Commodity Fund I Ltd.
1973
----------------------------------------------------------------------------------------------------------------------------
Stephen W. Jones                       Since 2012      Vice President of all the DFA Entities. Formerly, Facilities Manager
Vice President                                         for Dimensional (October 2008-January 2012).
1968
----------------------------------------------------------------------------------------------------------------------------
Patrick M. Keating                     Since 2003      Vice President and Chief Operating Officer of all the DFA Entities,
Vice President                                         Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
1954                                                   Ltd., Dimensional Advisors Ltd., Dimensional Hong Kong Limited
                                                       and Chief Operating Officer of Dimensional. Director, Vice
                                                       President and Chief Privacy Officer of Dimensional Fund Advisors
                                                       Canada ULC. Director of DFA Australia Limited, Dimensional Fund
                                                       Advisors Ltd., Dimensional Japan Ltd. and Dimensional Advisors
                                                       Ltd. Director and Vice President of Dimensional Hong Kong Limited
                                                       and Dimensional Fund Advisors Pte. Ltd.
----------------------------------------------------------------------------------------------------------------------------
Andrew K. Keiper                       Since 2013      Vice President of all the DFA Entities. Regional Director for
Vice President                                         Dimensional (since October 2004).
1977
----------------------------------------------------------------------------------------------------------------------------
Glenn E. Kemp                          Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                         for Dimensional Fund Advisors LP (April 2006-January 2012).
1948
----------------------------------------------------------------------------------------------------------------------------
David M. Kershner                      Since 2010      Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                         Dimensional (since June 2004).
1971
----------------------------------------------------------------------------------------------------------------------------
Timothy R. Kohn                        Since 2011      Vice President of all the DFA Entities. Head of Defined Contribution
Vice President                                         Sales for Dimensional (since August 2010). Formerly, Chief DC
1971                                                   Strategist, Barclays Global Investors (2005-2009).
----------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich                     Since 2004      Vice President of all the DFA Entities. Sr. Portfolio Manager of
Vice President                                         Dimensional (since January 2012). Formerly, Portfolio Manager for
1971                                                   Dimensional (April 2001-January 2012).
----------------------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski                    Since 2013      Vice President of all the DFA Entities. Formerly, Senior Associate
Vice President                                         Investment Analytics and Data for Dimensional (January 2012-
1981                                                   December 2012); Systems Developer for Dimensional (June 2007-
                                                       December 2011).
----------------------------------------------------------------------------------------------------------------------------
Stephen W. Kurad                       Since 2011      Vice President of all the DFA Entities. Regional Director for
Vice President                                         Dimensional (2007-2010).
1968
----------------------------------------------------------------------------------------------------------------------------
Michael F. Lane                        Since 2004      Vice President of all the DFA Entities. Chief Executive Officer of
Vice President                                         Dimensional SmartNest (US) LLC (since 2012).
1967
----------------------------------------------------------------------------------------------------------------------------
Francis R. Lao                         Since 2011      Vice President of all the DFA Entities. Formerly, Vice President -
Vice President                                         Global Operations at Janus Capital Group (2005-2011).
1969
----------------------------------------------------------------------------------------------------------------------------

                                     TERM OF OFFICE/1/
   NAME, POSITION WITH THE FUND        AND LENGTH OF
        AND YEAR OF BIRTH                 SERVICE                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------------
David F. LaRusso                    Since 2013            Vice President of all the DFA Entities. Formerly, Senior Trader for
Vice President                                            Dimensional (January 2010-December 2012); Trader for
1978                                                      Dimensional (2000-2009).
-------------------------------------------------------------------------------------------------------------------------------
Juliet H. Lee                       Since 2005            Vice President of all the DFA Entities.
Vice President
1971
-------------------------------------------------------------------------------------------------------------------------------
Marlena I. Lee                      Since 2011            Vice President of all the DFA Entities. Formerly, Research
Vice President                                            Associate for Dimensional (July 2008-2010).
1980
-------------------------------------------------------------------------------------------------------------------------------
John B. Lessley                     Since 2013            Vice President of all the DFA Entities. Regional Director for
Vice President                                            Dimensional (since January 2008).
1960
-------------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu                   Since 2009            Vice President of all the DFA Entities. Regional Director for
Vice President                                            Dimensional (since February 2004).
1969
-------------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell                   Since 2010            Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                            Commodity Fund I Ltd. Counsel for Dimensional (since September
1972                                                      2006).
-------------------------------------------------------------------------------------------------------------------------------
Rose C. Manziano                    Since 2013            Vice President of all the DFA Entities. Regional Director for
Vice President                                            Dimensional (Since August 2010). Formerly, Vice President, Sales
1971                                                      and Business Development at AdvisorsIG (PPMG) (2009- 2010);
                                                          Vice President at Credit Suisse (2007-2009).
-------------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus                     Since 2008            Vice President of all the DFA Entities and Head of Global Human
Vice President & Head of Global                           Resources of Dimensional.
Human Resources
1970
-------------------------------------------------------------------------------------------------------------------------------
David R. Martin Vice                Since 2007            Vice President, Chief Financial Officer and Treasurer of all the DFA
President, Chief Financial Officer                        Entities. Director, Vice President, Chief Financial Officer and
and Treasurer                                             Treasurer of Dimensional Fund Advisors Ltd., DFA Australia
1956                                                      Limited, Dimensional Advisors Ltd., Dimensional Fund Advisors
                                                          Pte. Ltd., Dimensional Hong Kong Limited and Dimensional Fund
                                                          Advisors Canada ULC. Chief Financial Officer, Treasurer, and Vice
                                                          President of Dimensional SmartNest (US) LLC, and Dimensional
                                                          Cayman Commodity Fund I Ltd. Director of Dimensional Funds
                                                          PLC and Dimensional Funds II PLC. Statutory Auditor of
                                                          Dimensional Japan Ltd.
-------------------------------------------------------------------------------------------------------------------------------
Matthew H. Miller                   Since 2013            Vice President of all the DFA Entities. Client Service Manager for
Vice President                                            Dimensional (Since 2012). Formerly, Regional Director for
1978                                                      Dimensional (2008-2011; Senior Associate at Dimensional (2007-
                                                          2010).
-------------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson                  Since 2013            Vice President of all the DFA Entities. Manager, Investment
Vice President                                            Systems at Dimensional (Since 2011). Formerly, Project Manager
1971                                                      for Dimensional (2007-2010).
-------------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell                 Vice President since  Vice President and Secretary of all the DFA Entities. Director, Vice
Vice President and Secretary        1997 and Secretary    President and Secretary of DFA Australia Limited and Dimensional
1964                                since 2000            Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund
                                                          Advisors Canada ULC (since June 2003), Dimensional SmartNest
                                                          (US) LLC, Dimensional Cayman Commodity Fund I Ltd.,
                                                          Dimensional Japan Ltd. (since February 2012), Dimensional
                                                          Advisors Ltd. (since March 2012), Dimensional Fund Advisors Pte.
                                                          Ltd. (since June 2012) and Dimensional Hong Kong Limited (since
                                                          August 2012). Director, Dimensional Funds PLC and Dimensional
                                                          Funds II PLC (since 2002 and 2006, respectively). Director of
                                                          Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional
                                                          Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited (since
                                                          August 2012 and July 2012).
-------------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble                     Since 2011            Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                            Dimensional (2008-2010).
1964
-------------------------------------------------------------------------------------------------------------------------------

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
     AND YEAR OF BIRTH            SERVICE                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
   Selwyn J. Notelovitz          Since 2012      Vice President of all DFA Entities. Deputy Chief Compliance Officer
   Vice President                                of Dimensional (since December 2012). Formerly Chief Compliance
   1961                                          Officer of Wellington Management Company, LLP (2004-2011).
-----------------------------------------------------------------------------------------------------------------------
   Carolyn L. O                  Since 2010      Vice President of all the DFA Entities and Dimensional Cayman
   Vice President                                Commodity Fund I Ltd. Deputy General Counsel, Funds (since
   1974                                          2011). Counsel for Dimensional (2007-2011).
-----------------------------------------------------------------------------------------------------------------------
   Gerard K. O'Reilly            Since 2007      Vice President of all the DFA Entities.
   Vice President
   1976
-----------------------------------------------------------------------------------------------------------------------
   Daniel C. Ong                 Since 2009      Vice President of all the DFA Entities. Portfolio Manager for
   Vice President                                Dimensional (since July 2005).
   1973
-----------------------------------------------------------------------------------------------------------------------
   Kyle K. Ozaki                 Since 2010      Vice President of all the DFA Entities. Senior Compliance Officer for
   Vice President                                Dimensional (since January 2008). Formerly, Compliance Officer
   1978                                          (February 2006-December 2007).
-----------------------------------------------------------------------------------------------------------------------
   Matthew A. Pawlak             Since 2013      Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional Fund Advisors LP (since 2012). Formerly, Senior
   1977                                          Consultant at Hewitt EnnisKnupp (June 2011-December 2011);
                                                 Senior Investment Analyst and Consultant at Hewitt EnnisKnupp
                                                 (July 2008-June 2011).
-----------------------------------------------------------------------------------------------------------------------
   Brian P. Pitre                Since 2013      Vice President of all the DFA Entities. Counsel for Dimensional
   Vice President                                Fund Advisors LP (since 2009). Formerly, Vice President and
   1976                                          Corporate Counsel at Mellon Capital Management (2006-2008).
-----------------------------------------------------------------------------------------------------------------------
   David A. Plecha               Since 1993      Vice President of all the DFA Entities, DFA Australia Limited,
   Vice President                                Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors
   1961                                          Canada ULC.
-----------------------------------------------------------------------------------------------------------------------
   Allen Pu                      Since 2011      Vice President of all the DFA Entities. Portfolio Manager for
   Vice President                                Dimensional (since July 2006).
   1970
-----------------------------------------------------------------------------------------------------------------------
   Theodore W. Randall           Since 2008      Vice President of all the DFA Entities. Formerly, Research
   Vice President                                Associate of Dimensional (2006-2008).
   1973
-----------------------------------------------------------------------------------------------------------------------
   Mark A. Regier                Since 2013      Vice President of all the DFA Entities. Planning and Analysis
   Vice President                                Manager for Dimensional (since July 2007).
   1969
-----------------------------------------------------------------------------------------------------------------------
   Savina B. Rizova              Since 2012      Vice President of all the DFA Entities. Formerly, Research
   Vice President                                Associate for Dimensional (June 2011-January 2012); Research
   1981                                          Assistant for Dimensional (July 2004-August 2007).
-----------------------------------------------------------------------------------------------------------------------
   L. Jacobo Rodriguez           Since 2005      Vice President of all the DFA Entities.
   Vice President
   1971
-----------------------------------------------------------------------------------------------------------------------
   Julie A. Saft                 Since 2010      Vice President of all the DFA Entities. Client Systems Manager for
   Vice President                                Dimensional (since July 2008).
   1959
-----------------------------------------------------------------------------------------------------------------------
   Walid A. Shinnawi             Since 2010      Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (March 2006-January 2010).
   1961
-----------------------------------------------------------------------------------------------------------------------
   Bruce A. Simmons              Since 2009      Vice President of all the DFA Entities. Investment Operations
   Vice President                                Manager for Dimensional (since May 2007).
   1965
-----------------------------------------------------------------------------------------------------------------------
   Ted R. Simpson                Since 2007      Vice President of all the DFA Entities.
   Vice President
   1968
-----------------------------------------------------------------------------------------------------------------------
   Bryce D. Skaff                Since 2007      Vice President of all the DFA Entities.
   Vice President
   1975
-----------------------------------------------------------------------------------------------------------------------
   Andrew D. Smith               Since 2011      Vice President of all the DFA Entities. Project Manager for
   Vice President                                Dimensional (2007-2010).
   1968
-----------------------------------------------------------------------------------------------------------------------

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
     AND YEAR OF BIRTH            SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
   Grady M. Smith                Since 2004      Vice President of all the DFA Entities and Dimensional Fund
   Vice President                                Advisors Canada ULC.
   1956
---------------------------------------------------------------------------------------------------------------------
   Carl G. Snyder                Since 2000      Vice President of all the DFA Entities.
   Vice President
   1963
---------------------------------------------------------------------------------------------------------------------
   Lawrence R. Spieth            Since 2004      Vice President of all the DFA Entities.
   Vice President
   1947
---------------------------------------------------------------------------------------------------------------------
   Bradley G. Steiman            Since 2004      Vice President of all the DFA Entities and Director and Vice
   Vice President                                President of Dimensional Fund Advisors Canada ULC.
   1973
---------------------------------------------------------------------------------------------------------------------
   Richard H. Tatlow             Since 2013      Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since April 2010). Formerly, Principal, Investment
   1971                                          Strategist at Barclays Global Investors (2004-2009).
---------------------------------------------------------------------------------------------------------------------
   Blake T. Tatsuta              Since 2013      Vice President of all the DFA Entities, Manager, Investment
   Vice President                                Analytics and Data for Dimensional (since 2012). Formerly,
   1973                                          Research Assistant at Dimensional (2002-2011).
---------------------------------------------------------------------------------------------------------------------
   Erik T. Totten                Since 2013      Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since 2010). Formerly, Senior Associate at
   1980                                          Dimensional (2007-2009).
---------------------------------------------------------------------------------------------------------------------
   John H. Totten                Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (January 2008-January 2012).
   1978
---------------------------------------------------------------------------------------------------------------------
   Robert C. Trotter             Since 2009      Vice President of all the DFA Entities. Senior Manager, Technology
   Vice President                                for Dimensional (since March 2007).
   1958
---------------------------------------------------------------------------------------------------------------------
   Karen E. Umland               Since 1997      Vice President of all the DFA Entities, DFA Australia Limited,
   Vice President                                Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors
   1966                                          Canada ULC.
---------------------------------------------------------------------------------------------------------------------
   Brian J. Walsh                Since 2009      Vice President of all the DFA Entities. Portfolio Manager for
   Vice President                                Dimensional (since 2004).
   1970
---------------------------------------------------------------------------------------------------------------------
   Weston J. Wellington          Since 1997      Vice President of all the DFA Entities.
   Vice President
   1951
---------------------------------------------------------------------------------------------------------------------
   Ryan J. Wiley                 Since 2007      Vice President of all the DFA Entities.
   Vice President
   1976
---------------------------------------------------------------------------------------------------------------------
   Paul E. Wise                  Since 2005      Vice President of all the DFA Entities.
   Vice President
   1955
---------------------------------------------------------------------------------------------------------------------
   Joseph L. Young               Since 2011      Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (2005-2010).
   1978

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2013 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2012 to October 31, 2013, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                                  QUALIFYING
                                                                                                                     FOR
                                           NET                                                                    CORPORATE
                                       INVESTMENT    SHORT-TERM     LONG-TERM   RETURN                            DIVIDENDS
                                         INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL       RECEIVED
DFA INVESTMENT DIMENSIONS GROUP INC.  DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS DEDUCTION(1)
------------------------------------  ------------- ------------- ------------- ------- ---------- ------------- ------------
 Enhanced U.S. Large Company
  Portfolio..........................      100%          --            --         --        --          100%          --
 U.S. Large Cap Equity Portfolio.....      100%          --            --         --        --          100%         100%
 U.S. Large Cap Value Portfolio......      100%          --            --         --        --          100%         100%
 U.S. Targeted Value Portfolio.......       20%           5%           75%        --        --          100%         100%
 U.S. Small Cap Value Portfolio......       20%           3%           77%        --        --          100%         100%
 U.S. Core Equity 1 Portfolio........      100%          --            --         --        --          100%         100%
 U.S. Core Equity 2 Portfolio........       72%          --            28%        --        --          100%         100%
 U.S. Vector Equity Portfolio........       88%          --            12%        --        --          100%         100%
 U. S Small Cap Portfolio............       24%           3%           73%        --        --          100%         100%
 U.S. Micro Cap Portfolio............       21%          --            79%        --        --          100%         100%
 DFA Real Estate Securities
  Portfolio..........................      100%          --            --         --        --          100%         100%
 Large Cap International Portfolio...      100%          --            --         --        --          100%         100%
 International Core Equity
  Portfolio..........................      100%          --            --         --        --          100%         100%
 International Small Company
  Portfolio..........................       77%           1%           22%        --        --          100%         100%
 Japanese Small Company
  Portfolio..........................      100%          --            --         --        --          100%         100%
 Asia Pacific Small Company
  Portfolio..........................      100%          --            --         --        --          100%         100%
 United Kingdom Small Company
  Portfolio..........................      100%          --            --         --        --          100%         100%
 Continental Small Company
  Portfolio..........................      100%          --            --         --        --          100%         100%

                                                                                            QUALIFYING
                                                                                              SHORT-
                                      QUALIFYING    U.S.      FOREIGN   FOREIGN  QUALIFYING    TERM
                                       DIVIDEND  GOVERNMENT     TAX     SOURCE    INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.  INCOME(2)  INTEREST(3) CREDIT(4) INCOME(5) INCOME(6)   GAIN(7)
------------------------------------  ---------- ----------- --------- --------- ---------- ----------
 Enhanced U.S. Large Company
  Portfolio..........................     --          4%        --         --       100%       100%
 U.S. Large Cap Equity Portfolio.....    100%        --         --         --       100%       100%
 U.S. Large Cap Value Portfolio......    100%        --         --         --       100%       100%
 U.S. Targeted Value Portfolio.......    100%        --         --         --       100%       100%
 U.S. Small Cap Value Portfolio......    100%        --         --         --       100%       100%
 U.S. Core Equity 1 Portfolio........    100%        --         --         --       100%       100%
 U.S. Core Equity 2 Portfolio........    100%        --         --         --       100%       100%
 U.S. Vector Equity Portfolio........    100%        --         --         --       100%       100%
 U. S Small Cap Portfolio............    100%        --         --         --       100%       100%
 U.S. Micro Cap Portfolio............    100%        --         --         --       100%       100%
 DFA Real Estate Securities
  Portfolio..........................    100%        --         --         --       100%       100%
 Large Cap International Portfolio...    100%        --          5%       100%      100%       100%
 International Core Equity
  Portfolio..........................    100%        --          5%       100%      100%       100%
 International Small Company
  Portfolio..........................    100%        --          3%        98%      100%       100%
 Japanese Small Company
  Portfolio..........................    100%        --          4%        64%      100%       100%
 Asia Pacific Small Company
  Portfolio..........................    100%        --          3%       100%      100%       100%
 United Kingdom Small Company
  Portfolio..........................    100%        --         --         --       100%       100%
 Continental Small Company
  Portfolio..........................    100%        --          5%       100%      100%       100%

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

                                                                                                                  QUALIFYING
                                                                                                                     FOR
                                           NET                                                                    CORPORATE
                                       INVESTMENT    SHORT-TERM     LONG-TERM   RETURN                            DIVIDENDS
                                         INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL       RECEIVED
DFA INVESTMENT DIMENSIONS GROUP INC.  DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS DEDUCTION(1)
------------------------------------  ------------- ------------- ------------- ------- ---------- ------------- ------------
 DFA International Real Estate
  Securities Portfolio...............      100%          --            --         --        --          100%         100%
 DFA Global Real Estate Securities
  Portfolio..........................      100%          --            --         --        --          100%         100%
 DFA International Small Cap Value
  Portfolio..........................       63%           1%           37%        --        --          100%         100%
 International Vector Equity
  Portfolio..........................       89%          --            11%        --        --          100%         100%
 World ex U.S. Value Portfolio.......      100%          --            --         --        --          100%         100%
 World ex U.S. Targeted Value
  Portfolio..........................       97%          --             2%        --        --          100%         100%
 World ex U.S. Core Equity
  Portfolio..........................      100%          --            --         --        --          100%         100%
 Selectively Hedged Global Equity
  Portfolio..........................       77%          10%           13%        --        --          100%         100%
 Emerging Markets Portfolio..........       67%          --            33%        --        --          100%         100%
 Emerging Markets Small Cap
  Portfolio..........................       41%           2%           56%        --        --          100%         100%
 Emerging Markets Value
  Portfolio..........................       51%          --            49%        --        --          100%         100%
 Emerging Markets Core Equity
  Portfolio..........................      100%          --            --         --        --          100%         100%
 DFA Commodity Strategy
  Portfolio..........................       73%          14%           14%        --        --          100%         100%
 DIMENSIONAL INVESTMENT GROUP
  INC.
 DFA International Value Portfolio...      100%          --            --         --        --          100%         100%
 U.S. Large Company Portfolio........      100%          --            --         --        --          100%         100%

                                                                                            QUALIFYING
                                                                                              SHORT-
                                      QUALIFYING    U.S.      FOREIGN   FOREIGN  QUALIFYING    TERM
                                       DIVIDEND  GOVERNMENT     TAX     SOURCE    INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.  INCOME(2)  INTEREST(3) CREDIT(4) INCOME(5) INCOME(6)   GAIN(7)
------------------------------------  ---------- ----------- --------- --------- ---------- ----------
 DFA International Real Estate
  Securities Portfolio...............    100%        --          3%        77%      100%       100%
 DFA Global Real Estate Securities
  Portfolio..........................    100%        --          3%        74%      100%       100%
 DFA International Small Cap Value
  Portfolio..........................    100%        --          4%        97%      100%       100%
 International Vector Equity
  Portfolio..........................    100%        --          5%       100%      100%       100%
 World ex U.S. Value Portfolio.......    100%        --          9%       100%      100%       100%
 World ex U.S. Targeted Value
  Portfolio..........................    100%        --          6%       100%      100%       100%
 World ex U.S. Core Equity
  Portfolio..........................    100%        --          6%       100%      100%       100%
 Selectively Hedged Global Equity
  Portfolio..........................    100%        --          3%        55%      100%       100%
 Emerging Markets Portfolio..........    100%        --          7%       100%      100%       100%
 Emerging Markets Small Cap
  Portfolio..........................    100%        --          4%       100%      100%       100%
 Emerging Markets Value
  Portfolio..........................    100%        --          4%       100%      100%       100%
 Emerging Markets Core Equity
  Portfolio..........................    100%        --          6%       100%      100%       100%
 DFA Commodity Strategy
  Portfolio..........................    100%         1%        --         --       100%       100%
 DIMENSIONAL INVESTMENT GROUP
  INC.
 DFA International Value Portfolio...    100%        --          8%       100%      100%       100%
 U.S. Large Company Portfolio........    100%        --         --         --       100%       100%

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 [LOGO]                                                        DFA103113-001A

ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert."

Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

   (a) Audit Fees

           Fiscal Year Ended October 31, 2013: $18,814
           Fiscal Year Ended October 31, 2012: $17,476

   (b) Audit-Related Fees

           Fees for Registrant   Fiscal Year Ended October 31, 2013: $1,519
                                 Fiscal Year Ended October 31, 2012: $1,402

   For fiscal years ended October 31, 2013 and October 31, 2012,
   Audited-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

       Audit-Related Fees required to be approved pursuant to paragraph
       (c)(7)(ii) of Rule 2-01 of Regulation S-X

                                 Fiscal Year Ended October 31, 2013: $155,000
                                 Fiscal Year Ended October 31, 2012: $170,000

   For the fiscal years ended October 31, 2013 and October 31, 2012, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant's investment adviser.

   (c) Tax Fees

           Fees for Registrant   Fiscal Year Ended October 31, 2013: $8,317
                                 Fiscal Year Ended October 31, 2012: $9,037

   Tax Fees included, for the fiscal years ended October 31, 2013 and October 31, 2012, fees for tax services in connection with the Registrant's excise tax calculations, limited review of the Registrant's applicable tax returns and capital gains tax services in India.

   There were no Tax Fees required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (d) All Other Fees

            Fees for Registrant   Fiscal Year Ended October 31, 2013: $0
                                  Fiscal Year Ended October 31, 2012: $0

   There were no "All Other Fees" required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

 (e)(1) Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

   The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

   The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

   These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

       A. General

       1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

       2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

       B. Pre-Approval of Audit Services to the Funds

       1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

       2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

       3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

       C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

       1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

       2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

       3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

       4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

       5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

       D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

       1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

       2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

       3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

       4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

           (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

           (b) refer such matter to the full Committee for its consideration and action.

          In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

       5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

       E. Amendment; Annual Review

       1. The Committee may amend these procedures from time to time.

       2. These procedures shall be reviewed annually by the Committee.

       F. Recordkeeping

       1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

       2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

       3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

 (e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2013 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.

    (g) Aggregate Non-Audit Fees

            Fiscal Year Ended October 31, 2013: $2,035,239
            Fiscal Year Ended October 31, 2012: $1,736,797

    (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph
        (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) The Registrant's schedule of investments is provided below.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                            SHARES     VALUE++
                                                            ------     -------
COMMON STOCKS -- (90.5%)
BRAZIL --(8.0%)
    Banco Alfa de Investimento SA........................     82,400 $    235,408
    Banco do Brasil SA...................................  6,171,473   81,690,539
    Banco Santander Brasil SA............................  2,584,864   17,588,795
#   Banco Santander Brasil SA ADR........................ 18,012,780  124,828,565
    Bematech SA..........................................    765,100    2,645,507
*   BHG SA--Brazil Hospitality Group.....................    249,814    1,825,538
    BM&FBovespa SA....................................... 21,761,674  122,651,270
    BR Malls Participacoes SA............................    779,797    7,532,791
*   BrasilAgro--Co. Brasileira de Propriedades Agricolas.     36,700      165,845
#*  Braskem SA Sponsored ADR.............................    562,862    9,923,257
*   Brookfield Incorporacoes SA..........................  7,174,000    4,480,067
*   CCX Carvao da Colombia SA............................     41,400       21,989
    Cia Providencia Industria e Comercio SA..............    359,200    1,358,099
*   CR2 Empreendimentos Imobiliarios SA..................     99,200      183,292
    Cremer SA............................................    226,270    1,579,454
    Eternit SA...........................................    226,101      955,242
    Even Construtora e Incorporadora SA..................  4,862,748   18,054,056
*   Fertilizantes Heringer SA............................    274,800    1,052,368
*   Fibria Celulose SA...................................  2,233,764   29,047,676
#*  Fibria Celulose SA Sponsored ADR.....................  4,175,136   54,485,525
    Forjas Taurus SA.....................................    219,056      272,758
*   Gafisa SA............................................  3,259,978    4,388,461
#*  Gafisa SA ADR........................................  3,374,767    9,078,123
*   General Shopping Brasil SA...........................    159,730      684,598
    Gerdau SA............................................  2,010,263   13,357,812
#   Gerdau SA Sponsored ADR.............................. 14,806,992  117,419,446
    Grendene SA..........................................    480,704    4,333,863
    Hypermarcas SA.......................................  2,524,446   22,014,635
*   IdeiasNet SA.........................................    138,249      103,215
*   Industrias Romi SA...................................    635,500    1,774,314
    JBS SA............................................... 17,341,940   61,913,342
    JHSF Participacoes SA................................    667,727    1,660,401
    Kepler Weber SA......................................     99,469    1,236,136
*   Log-in Logistica Intermodal SA.......................    789,400    3,319,331
    Magnesita Refratarios SA.............................  3,286,466    9,107,193
*   Marfrig Alimentos SA.................................  5,057,848   10,226,485
*   Metalfrio Solutions SA...............................     56,600       88,401
*   MMX Mineracao e Metalicos SA.........................  1,724,296      635,312
    MRV Engenharia e Participacoes SA....................  2,584,157   11,110,366
*   Paranapanema SA......................................  4,401,343    9,355,528
*   PDG Realty SA Empreendimentos e Participacoes........ 31,849,819   28,609,446
    Petroleo Brasileiro SA...............................  6,386,835   55,668,560
#   Petroleo Brasileiro SA ADR........................... 20,410,443  355,754,021
#   Petroleo Brasileiro SA Sponsored ADR................. 22,111,474  401,544,368
*   Plascar Participacoes Industriais SA.................     36,555        8,446
    Positivo Informatica SA..............................    671,026    1,128,967
    Profarma Distribuidora de Produtos Farmaceuticos SA..    300,725    2,378,783
    Rodobens Negocios Imobiliarios SA....................    348,116    2,113,092
*   Rossi Residencial SA................................. 10,825,995   13,281,358
    Sao Carlos Empreendimentos e Participacoes SA........     68,000    1,190,788
    Sao Martinho SA......................................    529,663    7,459,896

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                      SHARES        VALUE++
                                                      ------        -------
BRAZIL -- (Continued)
    SLC Agricola SA...............................     1,025,891 $    9,518,673
*   Springs Global Participacoes SA...............     1,522,300      1,263,941
    Sul America SA................................       289,290      2,113,213
*   Tecnisa SA....................................       861,104      3,568,437
    Tereos Internacional SA.......................       568,672        750,095
    TPI--Triunfo Participacoes e Investimentos SA.       311,200      1,429,377
    Trisul SA.....................................        95,461        188,738
*   Usinas Siderurgicas de Minas Gerais SA........     2,197,000     11,138,896
*   Vanguarda Agro SA.............................     3,973,779      6,652,531
    Via Varejo SA.................................        42,731        572,239
*   Viver Incorporadora e Construtora SA..........     3,077,692        414,470
                                                                 --------------
TOTAL BRAZIL......................................                1,669,133,338
                                                                 --------------

CHILE --(1.5%)
    Cementos BIO BIO SA...........................       665,307        732,669
    Cencosud SA...................................       907,749      3,701,789
    Cia General de Electricidad SA................     1,273,765      7,233,548
*   Cia Sud Americana de Vapores SA...............    57,702,158      2,667,307
    Cintac SA.....................................       155,202         42,428
    Corpbanca SA.................................. 1,137,122,867     12,728,082
    Cristalerias de Chile SA......................       264,624      2,253,973
    Cruz Blanca Salud SA..........................       264,642        180,512
*   CTI SA........................................         5,615         14,251
    Embotelladora Andina SA Class A ADR...........        19,478        504,480
    Empresas CMPC SA..............................    20,493,514     60,931,677
    Empresas COPEC SA.............................     2,248,477     32,784,605
    Empresas Hites SA.............................     1,508,443      1,230,761
    Empresas Iansa SA.............................    49,008,058      2,072,718
*   Empresas La Polar SA..........................        55,016         11,154
    Enersis SA....................................    80,177,319     26,880,932
    Enersis SA Sponsored ADR......................     5,622,312     92,768,148
    Gasco SA......................................       159,015      1,693,311
    Grupo Security SA.............................       990,395        343,768
    Inversiones Aguas Metropolitanas SA...........     6,055,897     11,257,942
    Invexans SA...................................    64,223,012      1,411,797
    Latam Airlines Group SA.......................       501,033      8,261,521
#   Latam Airlines Group SA Sponsored ADR.........       315,976      5,229,403
*   Madeco SA.....................................    64,223,012        488,960
    Masisa SA.....................................    42,602,089      3,141,900
    Parque Arauco SA..............................       167,834        323,464
    PAZ Corp. SA..................................     1,977,039      1,122,291
    Ripley Corp. SA...............................    11,773,657     10,333,468
    Salfacorp SA..................................     2,039,920      2,319,040
    Sociedad Matriz SAAM SA.......................    51,571,533      5,163,330
    Sociedad Quimica y Minera de Chile SA Class A.        27,840      1,046,043
    Socovesa SA...................................     5,770,951      1,637,489
    Soquimich Comercial SA........................       189,354         38,706
    Vina Concha y Toro SA.........................     1,559,467      2,862,943
    Vina Concha y Toro SA Sponsored ADR...........         2,846        105,444
    Vina San Pedro Tarapaca SA....................    57,038,434        339,440
                                                                 --------------
TOTAL CHILE.......................................                  303,859,294
                                                                 --------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                               SHARES      VALUE++
                                                               ------      -------
CHINA -- (14.0%)
#   361 Degrees International, Ltd..........................   6,803,000 $  1,948,237
    Agile Property Holdings, Ltd............................  18,252,000   21,956,191
    Agricultural Bank of China, Ltd. Class H................ 255,464,000  123,106,826
    Air China, Ltd. Class H.................................   3,578,000    2,436,048
#*  Aluminum Corp. of China, Ltd. ADR.......................     267,643    2,435,551
#*  Aluminum Corp. of China, Ltd. Class H...................  11,832,000    4,375,264
    AMVIG Holdings, Ltd.....................................   5,605,100    2,630,988
#*  Angang Steel Co., Ltd. Class H..........................  16,143,640    9,774,138
    Anhui Tianda Oil Pipe Co., Ltd..........................   2,847,412      422,341
    Asia Cement China Holdings Corp.........................   7,821,500    4,278,197
    Asian Citrus Holdings, Ltd..............................   7,229,000    2,735,424
#*  Ausnutria Dairy Corp., Ltd..............................     268,000       50,468
*   AVIC International Holding HK, Ltd......................  19,134,285      728,120
*   AVIC International Holdings, Ltd........................   2,526,000      979,897
    Bank of China, Ltd. Class H............................. 989,630,331  465,927,610
    Bank of Communications Co., Ltd. Class H................ 110,893,574   81,256,211
    Baoye Group Co., Ltd. Class H...........................   2,117,120    1,531,857
    BBMG Corp. Class H......................................   3,594,000    2,569,441
    Beijing Capital International Airport Co., Ltd. Class H.  24,271,599   17,051,861
#   Beijing Capital Land, Ltd. Class H......................  18,113,060    6,522,928
    Beijing Enterprises Holdings, Ltd.......................   5,364,500   43,897,110
    Beijing Jingkelong Co., Ltd. Class H....................     461,000      160,646
    Beijing North Star Co., Ltd. Class H....................   8,382,000    1,883,109
    Boer Power Holdings, Ltd................................   1,318,000    1,000,641
#*  BYD Electronic International Co., Ltd...................  13,059,136    6,129,178
    C C Land Holdings, Ltd..................................  20,944,286    5,646,286
    Carrianna Group Holdings Co., Ltd.......................   3,394,391      568,241
    Central China Real Estate, Ltd..........................   8,003,350    2,615,375
    Changshouhua Food Co., Ltd..............................     600,000      634,615
#*  Chaoda Modern Agriculture Holdings, Ltd.................  37,445,412    4,306,222
    Chaowei Power Holdings, Ltd.............................      80,000       33,970
*   Chigo Holding, Ltd......................................  49,744,000    1,116,003
    China Aerospace International Holdings, Ltd.............  32,830,000    3,767,193
    China Agri-Industries Holdings, Ltd.....................  30,816,500   14,393,305
    China Aoyuan Property Group, Ltd........................  15,221,000    3,115,093
    China Automation Group, Ltd.............................   6,821,000    1,433,728
    China BlueChemical, Ltd.................................   3,450,878    2,213,740
*   China Chengtong Development Group, Ltd..................   4,696,000      175,347
    China CITIC Bank Corp., Ltd. Class H.................... 113,494,716   63,808,858
#   China Coal Energy Co., Ltd. Class H.....................  60,445,000   37,012,751
    China Communications Construction Co., Ltd. Class H.....  65,910,327   53,711,943
    China Communications Services Corp., Ltd. Class H.......  28,699,071   17,738,458
    China Construction Bank Corp. Class H................... 281,910,940  219,334,202
#*  China COSCO Holdings Co., Ltd. Class H..................  31,263,500   14,883,402
#   China Dongxiang Group Co................................  46,914,127    7,317,642
*   China Energine International Holdings, Ltd..............   5,818,390      472,502
    China Everbright, Ltd...................................  12,195,869   18,088,591
    China Fiber Optic Network System Group, Ltd.............     736,000      130,919
*   China Foods, Ltd........................................     132,000       59,954
*   China Glass Holdings, Ltd...............................   9,128,000    1,142,506
*   China Green Holdings, Ltd...............................   7,014,800      804,964
#*  China Haidian Holdings, Ltd.............................  22,761,108    2,143,672

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  SHARES      VALUE++
                                                                  ------      -------
CHINA -- (Continued)
    China High Precision Automation Group, Ltd.................     429,000 $     67,507
#*  China High Speed Transmission Equipment Group Co., Ltd.....  17,215,000    9,236,233
    China Hongqiao Group, Ltd..................................     309,500      195,106
*   China Huiyuan Juice Group, Ltd.............................   8,259,483    5,528,645
#   China ITS Holdings Co., Ltd................................   7,630,000    1,997,184
#   China Lumena New Materials Corp............................  53,360,000   11,425,344
    China Merchants Bank Co., Ltd. Class H.....................   2,470,096    4,911,523
    China Merchants Holdings International Co., Ltd............   9,288,279   32,866,977
#*  China Metal Recycling Holdings, Ltd........................   3,259,800    1,982,453
#*  China Mining Resources Group, Ltd..........................  22,647,100      279,202
#   China Minsheng Banking Corp., Ltd. Class H.................  50,567,500   57,947,185
    China Molybdenum Co., Ltd. Class H.........................      67,263       27,443
#   China National Building Material Co., Ltd. Class H.........  11,150,000   10,887,362
#   China National Materials Co., Ltd..........................  14,631,000    3,188,607
#*  China New Town Development Co., Ltd........................  19,348,022    1,794,899
    China Nickel Resources Holdings Co., Ltd...................   5,020,000      239,361
*   China Oriental Group Co., Ltd..............................      26,000        4,221
    China Petroleum & Chemical Corp. ADR.......................   1,291,935  103,832,800
    China Petroleum & Chemical Corp. Class H................... 212,971,575  172,402,097
#*  China Precious Metal Resources Holdings Co., Ltd...........   7,256,000    1,170,235
#*  China Properties Group, Ltd................................   7,347,000    1,892,340
    China Qinfa Group, Ltd.....................................   6,458,000      508,141
#   China Railway Construction Corp., Ltd. Class H.............  30,592,514   33,475,431
    China Railway Group, Ltd. Class H..........................   4,063,000    2,299,595
#*  China Rare Earth Holdings, Ltd.............................  20,151,000    3,092,582
    China Resources Land, Ltd..................................     146,107      423,257
#*  China Rongsheng Heavy Industries Group Holdings, Ltd.......  23,473,500    2,783,622
    China SCE Property Holdings, Ltd...........................   1,715,000      396,692
#   China Shanshui Cement Group, Ltd...........................   3,662,000    1,299,620
#*  China Shipping Container Lines Co., Ltd. Class H...........  56,393,700   13,959,961
#*  China Shipping Development Co., Ltd. Class H...............  13,923,488    7,859,458
    China South City Holdings, Ltd.............................  13,892,462    4,340,786
#   China Southern Airlines Co., Ltd. Class H..................  20,688,000    7,570,055
    China Starch Holdings, Ltd.................................  18,995,000      546,193
*   China Sunshine Paper Holdings Co., Ltd.....................     436,500       42,114
    China Taifeng Beddings Holdings, Ltd.......................     640,000      141,033
    China Tianyi Holdings, Ltd.................................     988,000      156,493
*   China Tontine Wines Group, Ltd.............................   7,714,000      378,341
    China Travel International Inv HK..........................  52,275,631   10,114,563
    China Unicom Hong Kong, Ltd................................   4,822,000    7,531,754
#   China Unicom Hong Kong, Ltd. ADR...........................   7,316,862  114,143,047
*   China Vanadium Titano--Magnetite Mining Co., Ltd...........  14,828,000    2,331,238
*   China WindPower Group, Ltd.................................   2,910,000      118,199
#*  China Yurun Food Group, Ltd................................  10,128,000    6,721,311
*   China ZhengTong Auto Services Holdings, Ltd................     947,000      661,863
*   China Zhongwang Holdings, Ltd..............................  20,874,954    6,813,345
*   Chongqing Iron & Steel Co., Ltd. Class H...................   6,356,000      902,380
#   Chongqing Machinery & Electric Co., Ltd. Class H...........  18,992,000    2,351,022
#   Chongqing Rural Commercial Bank Class H....................   6,411,000    3,238,769
    Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd..   5,728,000    2,141,726
#   CITIC Pacific, Ltd.........................................  17,055,000   24,189,624
*   CITIC Resources Holdings, Ltd..............................  42,880,000    6,030,356

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                             SHARES      VALUE++
                                                             ------      -------
CHINA -- (Continued)
#   Clear Media, Ltd......................................     666,000 $    512,543
*   Coastal Greenland, Ltd................................   2,202,000      100,671
#*  Comba Telecom Systems Holdings, Ltd...................   4,323,500    1,421,518
*   Comtec Solar Systems Group, Ltd.......................   6,346,000    1,389,766
    Cosco International Holdings, Ltd.....................  10,104,000    4,360,217
    COSCO Pacific, Ltd....................................  22,578,620   32,771,622
    Country Garden Holdings Co., Ltd......................   2,712,203    1,866,836
#   CPMC Holdings, Ltd....................................     129,000      103,099
    CSPC Pharmaceutical Group, Ltd........................  10,344,000    6,441,737
*   DaChan Food Asia, Ltd.................................   3,297,000      412,535
    Dalian Port PDA Co., Ltd. Class H.....................  14,226,000    3,301,397
    DaMing International Holdings, Ltd....................      32,000        6,206
    Dongyue Group.........................................     763,000      359,172
#*  Dynasty Fine Wines Group, Ltd.........................   9,228,600    1,714,070
    Embry Holdings, Ltd...................................     544,000      336,983
    EVA Precision Industrial Holdings, Ltd................   1,828,000      261,785
#   Evergrande Real Estate Group, Ltd.....................  27,726,000   11,733,476
    Evergreen International Holdings, Ltd.................   1,628,000      319,372
    Fantasia Holdings Group Co., Ltd......................  10,561,015    1,810,088
    Fosun International, Ltd..............................  14,695,744   14,182,301
#   Franshion Properties China, Ltd.......................  44,364,580   15,468,853
#   Fufeng Group, Ltd.....................................   2,658,000    1,131,752
*   GCL-Poly Energy Holdings, Ltd.........................      73,000       22,304
*   Global Bio-Chem Technology Group Co., Ltd.............  33,872,360    2,619,107
#*  Global Sweeteners Holdings, Ltd.......................  10,292,350      702,208
#*  Glorious Property Holdings, Ltd.......................  41,022,000    6,560,980
    Goldbond Group Holdings, Ltd..........................     960,000       39,785
#   Golden Meditech Holdings, Ltd.........................  11,909,359    1,428,963
    Goldlion Holdings, Ltd................................   1,298,000      634,647
#   GOME Electrical Appliances Holding, Ltd...............  77,549,000   12,101,715
*   Great Wall Technology Co., Ltd. Class H...............   7,550,035    2,181,359
    Greenland Hong Kong Holdings, Ltd.....................   3,730,575    2,635,823
#   Greentown China Holdings, Ltd.........................   7,954,591   15,424,776
    Guangdong Land Holdings, Ltd..........................   2,092,000      558,949
#   Guangshen Railway Co., Ltd. Class H...................     888,000      467,977
#   Guangshen Railway Co., Ltd. Sponsored ADR.............     426,392   11,214,109
    Guangzhou Automobile Group Co., Ltd. Class H..........  24,817,572   29,423,042
    Guangzhou R&F Properties Co., Ltd.....................  11,351,914   19,888,915
    Hainan Meilan International Airport Co., Ltd. Class H.   1,989,000    2,100,612
#*  Hanergy Solar Group, Ltd..............................  36,580,000    6,225,531
    Harbin Electric Co., Ltd. Class H.....................  11,119,474    6,982,275
*   Heng Tai Consumables Group, Ltd.......................  69,965,195    1,290,940
*   Hidili Industry International Development, Ltd........  18,872,000    3,133,889
#   HKC Holdings, Ltd.....................................  40,848,878    1,422,577
    Hopefluent Group Holdings, Ltd........................      48,000       18,374
#*  Hopson Development Holdings, Ltd......................  11,352,000   13,921,844
#   Hua Han Bio-Pharmaceutical Holdings, Ltd..............  15,654,525    3,622,537
*   Huscoke Resources Holdings, Ltd.......................   1,742,000       20,869
    Hutchison Harbour Ring, Ltd...........................   7,032,000      553,112
    Industrial & Commercial Bank of China, Ltd. Class H... 148,536,996  103,936,545
    Inspur International, Ltd.............................  33,726,713    1,391,843
    Jiangxi Copper Co., Ltd. Class H......................     770,000    1,478,223

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                             SHARES      VALUE++
                                                             ------      -------
CHINA -- (Continued)
    Jingwei Textile Machinery Class H.....................      50,000 $    33,048
    Ju Teng International Holdings, Ltd...................  11,466,249   8,341,650
*   Kai Yuan Holdings, Ltd................................  63,040,000   1,546,005
*   Kaisa Group Holdings, Ltd.............................  21,380,632   6,517,025
*   Kasen International Holdings, Ltd.....................   1,885,000     348,572
    Kingboard Chemical Holdings, Ltd......................   9,260,845  24,102,263
    Kingboard Laminates Holdings, Ltd.....................   7,016,500   2,894,155
    KWG Property Holding, Ltd.............................  20,557,000  13,388,308
    Lai Fung Holdings, Ltd................................  56,830,560   1,427,903
    Le Saunda Holdings, Ltd...............................      64,000      29,217
    Lee & Man Paper Manufacturing, Ltd....................   9,142,000   6,544,907
#*  Li Ning Co., Ltd......................................   1,303,000   1,186,387
    Lianhua Supermarket Holdings Co., Ltd. Class H........     101,000      64,815
    Lijun International Pharmaceutical Holding Co., Ltd...   1,742,055     470,257
    Lingbao Gold Co., Ltd. Class H........................   4,154,000     909,518
*   LK Technology Holdings, Ltd...........................     112,500      22,216
*   Lonking Holdings, Ltd.................................   9,166,000   1,856,688
*   Loudong General Nice Resources China Holdings, Ltd....  21,592,800   1,418,513
#*  Maanshan Iron & Steel Class H.........................  25,898,000   6,612,187
    Maoye International Holdings, Ltd.....................   7,455,000   1,431,392
#*  Metallurgical Corp. of China, Ltd. Class H............  24,393,659   5,004,463
    MIE Holdings Corp.....................................     810,000     173,545
    MIN XIN Holdings, Ltd.................................   1,654,000     875,173
*   Mingfa Group International Co., Ltd...................      34,000       9,207
#   Minmetals Land, Ltd...................................  20,055,205   2,870,991
#   Minth Group, Ltd......................................   3,498,000   7,317,267
#*  MMG, Ltd..............................................   3,200,000     713,193
*   Nan Hai Corp., Ltd....................................  25,150,000     210,896
    New World China Land, Ltd.............................  25,450,600  14,006,759
    New World Department Store China, Ltd.................     565,000     326,543
#   Nine Dragons Paper Holdings, Ltd......................  19,937,000  16,424,146
    O-Net Communications Group, Ltd.......................   3,619,000     685,806
    Overseas Chinese Town Asia Holdings, Ltd..............     164,000      74,036
    Parkson Retail Group, Ltd.............................     823,000     281,472
#   Peak Sport Products Co., Ltd..........................  10,288,000   2,361,966
*   PetroAsian Energy Holdings, Ltd.......................   3,626,084      75,889
#   Poly Property Group Co., Ltd..........................  31,419,488  19,344,022
*   Pou Sheng International Holdings, Ltd.................   9,813,529     518,474
#   Powerlong Real Estate Holdings, Ltd...................  10,383,000   2,158,113
*   Prosperity International Holdings HK, Ltd.............  19,500,000     742,180
    Qingling Motors Co., Ltd. Class H.....................  12,058,000   3,701,943
    Qunxing Paper Holdings Co., Ltd.......................   5,020,071   1,306,656
*   Real Gold Mining, Ltd.................................   3,137,500     566,555
#   Real Nutriceutical Group, Ltd.........................  11,046,000   2,863,490
    Regent Manner International Holdings, Ltd.............     738,000     127,491
*   Renhe Commercial Holdings Co., Ltd....................  44,016,000   2,476,336
    REXLot Holdings, Ltd..................................  95,781,150   8,403,366
    Royale Furniture Holdings, Ltd........................   4,235,007     221,364
    Samson Holding, Ltd...................................   7,831,452   1,089,847
    Sany Heavy Equipment International Holdings Co., Ltd..   1,079,000     312,933
#*  Semiconductor Manufacturing International Corp........ 173,313,000  12,821,272
#*  Semiconductor Manufacturing International Corp. ADR...   1,331,701   4,874,026

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                       SHARES      VALUE++
                                                                       ------      -------
CHINA -- (Continued)
#   Shandong Chenming Paper Holdings, Ltd. Class H..................   4,180,318 $ 1,709,293
    Shanghai Industrial Holdings, Ltd...............................   8,464,918  27,826,304
#*  Shanghai Industrial Urban Development Group, Ltd................  12,338,000   3,057,155
    Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H.  17,400,000   4,200,099
    Shanghai Prime Machinery Co., Ltd. Class H......................   7,700,000     903,798
*   Shanghai Zendai Property, Ltd...................................  19,155,000     376,610
    Shengli Oil & Gas Pipe Holdings, Ltd............................   9,946,500     539,339
    Shenzhen International Holdings, Ltd............................ 114,256,069  13,997,879
    Shenzhen Investment, Ltd........................................  40,044,234  16,023,582
    Shimao Property Holdings, Ltd...................................  22,765,535  57,039,807
*   Shougang Concord Century Holdings, Ltd..........................     402,299      16,049
*   Shougang Concord International Enterprises Co., Ltd.............  81,758,208   4,056,285
#   Shougang Fushan Resources Group, Ltd............................  43,564,594  14,613,873
    Shui On Land, Ltd...............................................  58,000,803  20,154,303
*   Sijia Group Co..................................................   1,152,649     203,680
    Silver Grant International......................................  20,310,804   2,775,488
*   SIM Technology Group, Ltd.......................................   9,345,000     391,897
*   Sino Dragon New Energy Holdings, Ltd............................     232,000       8,819
*   Sino Oil And Gas Holdings, Ltd..................................  81,430,000   2,230,067
    Sino-Ocean Land Holdings, Ltd...................................  44,240,213  28,052,717
#   Sinofert Holdings, Ltd..........................................  33,002,000   5,358,481
*   Sinolink Worldwide Holdings, Ltd................................  16,942,508   1,660,589
#   Sinopec Kantons Holdings, Ltd...................................   9,011,010   8,220,473
    Sinotrans Shipping, Ltd.........................................  16,063,416   5,283,014
    Sinotrans, Ltd. Class H.........................................  24,472,000   6,028,912
#   Sinotruk Hong Kong, Ltd.........................................   9,113,335   4,772,226
    SITC International Holdings Co., Ltd............................      52,000      22,053
#   Skyworth Digital Holdings, Ltd..................................  30,901,796  14,990,675
*   SMI Corp., Ltd..................................................  11,728,000     301,452
#   SOHO China, Ltd.................................................  29,586,388  25,973,185
*   Solargiga Energy Holdings, Ltd..................................   8,770,486     418,596
    Sparkle Roll Group, Ltd.........................................     600,000      40,278
#*  SRE Group, Ltd..................................................  41,222,285   1,486,501
    Sunac China Holdings, Ltd.......................................     835,000     579,449
    TCC International Holdings, Ltd.................................  14,035,056   5,194,826
*   TCL Communication Technology Holdings, Ltd......................   1,447,392   1,317,616
    TCL Multimedia Technology Holdings, Ltd.........................   7,636,200   3,143,563
    Texhong Textile Group, Ltd......................................   1,020,000   1,784,736
    Tian An China Investment........................................   7,019,000   5,793,304
    Tian Shan Development Holding, Ltd..............................     806,000     269,225
    Tiangong International Co., Ltd.................................  15,623,944   4,009,229
    Tianjin Port Development Holdings, Ltd..........................  13,033,657   2,269,018
#   Tianneng Power International, Ltd...............................   3,232,280   1,220,955
    Tomson Group, Ltd...............................................   2,979,206     922,864
*   Tonly Electronics Holdings, Ltd.................................     760,220     448,111
#   TPV Technology, Ltd.............................................  10,594,496   2,241,748
    Travelsky Technology, Ltd. Class H..............................  16,668,500  14,256,566
*   Trony Solar Holdings Co., Ltd...................................   8,775,000     713,047
#   Truly International Holdings....................................  16,069,500  10,256,254
*   VODone, Ltd.....................................................  39,256,000   3,391,930
    Wasion Group Holdings, Ltd......................................   5,697,291   3,569,366
    Weiqiao Textile Co. Class H.....................................   7,549,500   4,603,590

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                SHARES      VALUE++
                                                                ------      -------
CHINA -- (Continued)
#   West China Cement, Ltd................................... 27,984,000 $    4,184,696
#*  Winsway Coking Coal Holdings, Ltd........................  1,201,000         91,291
    Xiamen International Port Co., Ltd. Class H.............. 15,252,000      2,066,350
    Xiangyu Dredging Holdings, Ltd...........................    124,000         31,649
    Xingda International Holdings, Ltd....................... 10,726,000      6,517,798
#   Xinhua Winshare Publishing and Media Co., Ltd. Class H...  4,837,000      2,840,663
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H.  1,354,800      1,383,169
#*  Xinjiang Xinxin Mining Industry Co., Ltd. Class H........ 10,075,000      1,582,256
    Xiwang Property Holdings Co., Ltd........................  9,790,736      1,400,479
    XTEP International Holdings..............................  2,464,500      1,214,608
*   Yanchang Petroleum International, Ltd.................... 46,150,000      2,024,594
    Yantai North Andre Juice Co. Class H.....................    199,000         49,637
#   Yanzhou Coal Mining Co., Ltd. Class H....................  4,038,000      4,183,463
    Yip's Chemical Holdings, Ltd.............................    438,000        368,068
    Youyuan International Holdings, Ltd......................    148,229         43,111
    Yuanda China Holdings, Ltd...............................    222,000         18,878
    Yuexiu Property Co., Ltd................................. 75,308,170     20,992,339
    Yuzhou Properties Co.....................................  1,997,960        489,767
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H..    242,600        146,405
*   Zhong An Real Estate, Ltd................................  4,970,800        986,351
#   Zoomlion Heavy Industry Science and Technology Co., Ltd..  1,261,600      1,167,033
                                                                         --------------
TOTAL CHINA..................................................             2,905,492,815
                                                                         --------------

COLOMBIA -- (0.1%)
    Almacenes Exito SA.......................................     13,287        222,580
    Cementos Argos SA........................................    599,201      3,163,272
*   Fabricato SA............................................. 18,582,617        140,915
    Grupo de Inversiones Suramericana SA.....................    587,587     11,643,994
    Grupo Nutresa SA.........................................    290,002      4,137,741
                                                                         --------------
TOTAL COLOMBIA...............................................                19,308,502
                                                                         --------------
CZECH REPUBLIC -- (0.1%)
    CEZ A.S..................................................    159,805      4,598,659
    Pegas Nonwovens SA.......................................    135,370      4,201,345
    Telefonica Czech Republic A.S............................    575,228      9,379,338
*   Unipetrol A.S............................................  1,424,029     12,762,061
                                                                         --------------
TOTAL CZECH REPUBLIC.........................................                30,941,403
                                                                         --------------

HONG KONG -- (0.0%)
*   FU JI Food and Catering Services Holdings, Ltd...........    127,500         26,658
                                                                         --------------

HUNGARY -- (0.5%)
*   Danubius Hotel and SpA P.L.C.............................    122,501      2,676,210
#*  FHB Mortgage Bank P.L.C..................................      2,790          4,552
    Fotex Holding SE.........................................    451,256        485,425
    MOL Hungarian Oil and Gas P.L.C..........................     83,141      5,684,668
#   OTP Bank P.L.C...........................................  3,936,697     81,667,483
*   PannErgy.................................................    119,850        162,831
#*  Tisza Chemical Group P.L.C...............................    235,486      3,444,062
                                                                         --------------
TOTAL HUNGARY................................................                94,125,231
                                                                         --------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                     SHARES     VALUE++
                                                     ------     -------
      INDIA -- (6.0%)
          Aban Offshore, Ltd......................    126,304 $   523,189
      *   ABG Shipyard, Ltd.......................    278,976   1,324,665
          Adani Enterprises, Ltd..................  2,856,396   9,637,539
          Aditya Birla Nuvo, Ltd..................    575,521  11,446,571
          Ajmera Realty & Infra India, Ltd........      2,214       2,018
          Akzo Nobel India, Ltd...................     37,121     503,382
          Alembic Pharmaceuticals, Ltd............    408,328   1,318,775
          Allahabad Bank..........................  2,114,906   3,151,743
      *   Alok Industries, Ltd....................  9,805,809   1,267,963
          Amara Raja Batteries, Ltd...............     14,826      75,661
          Amtek Auto, Ltd.........................  1,204,473   1,269,712
          Amtek India, Ltd........................    285,945     300,444
          Anant Raj, Ltd..........................  1,954,588   1,760,245
          Andhra Bank.............................  2,676,709   2,554,149
          Apollo Hospitals Enterprise, Ltd........     72,286   1,063,115
          Apollo Tyres, Ltd.......................  3,305,514   3,669,955
          Arvind, Ltd.............................  3,512,719   6,077,709
          Ashok Leyland, Ltd...................... 20,205,663   5,681,320
          Asian Hotels East, Ltd..................      1,050       2,337
          Atul, Ltd...............................     11,624      71,391
          Aurobindo Pharma, Ltd...................    837,283   2,949,930
          Axis Bank, Ltd..........................     54,894   1,093,006
          Bajaj Finance, Ltd......................     95,610   2,120,203
          Bajaj Finserv, Ltd......................     31,789     331,439
          Bajaj Hindusthan, Ltd...................  2,732,248     603,196
          Bajaj Holdings and Investment, Ltd......    380,476   5,117,286
          Ballarpur Industries, Ltd...............  4,000,857     835,233
          Balmer Lawrie & Co., Ltd................    120,671     607,394
          Balrampur Chini Mills, Ltd..............  2,524,982   1,684,488
          Bank of Baroda..........................  1,436,080  15,066,115
          Bank of India...........................  2,100,856   7,237,005
          Bank Of Maharashtra.....................  1,498,465     959,942
          BEML, Ltd...............................    112,246     343,325
          BGR Energy Systems, Ltd.................     82,794     155,679
          Bharat Electronics, Ltd.................     10,591     181,517
          Bharat Heavy Electricals, Ltd...........  3,259,960   7,480,733
          Bhushan Steel, Ltd......................  1,124,384   8,788,543
          Birla Corp., Ltd........................    131,129     458,588
          Bombay Burmah Trading Co................      1,746       3,221
          Bombay Dyeing & Manufacturing Co., Ltd..  1,237,789   1,376,225
      *   Bombay Rayon Fashions, Ltd..............     29,238      90,854
          Brigade Enterprises, Ltd................     10,795       9,803
          Cairn India, Ltd........................  7,011,708  36,411,736
          Canara Bank.............................  1,809,669   7,624,344
          Capital First, Ltd......................    273,553     682,338
          Central Bank Of India...................  3,187,732   2,823,763
          Century Textiles & Industries, Ltd......    661,122   2,939,534
          Chambal Fertilizers & Chemicals, Ltd....  1,677,990     948,905
          City Union Bank, Ltd....................  1,450,289   1,135,991
          Claris Lifesciences, Ltd................     86,438     248,484
          Coromandel International, Ltd...........     25,570      92,236
          Corp. Bank..............................    422,867   1,969,705

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                           ------     -------
INDIA -- (Continued)
    Cox & Kings, Ltd.....................................   100,113 $   149,526
*   Cranes Software International, Ltd...................   114,443       9,201
    Crompton Greaves, Ltd................................   196,049     336,734
    Dalmia Bharat, Ltd...................................   159,852     312,682
*   DB Realty, Ltd....................................... 1,426,693   1,416,843
    DCM Shriram Consolidated.............................   216,498     195,004
    Deepak Fertilisers & Petrochemicals Corp., Ltd.......   424,886     724,960
    Dena Bank............................................ 1,288,549   1,124,501
*   Development Credit Bank, Ltd......................... 2,874,325   2,395,654
    Dewan Housing Finance Corp., Ltd.....................   115,020     286,592
    DLF, Ltd............................................. 8,739,385  21,537,416
    Dredging Corp. Of India, Ltd.........................    65,400     269,450
    Edelweiss Financial Services, Ltd.................... 1,091,035     540,853
*   Educomp Solutions, Ltd...............................   759,504     294,723
    Eicher Motors, Ltd...................................    23,207   1,494,290
    EID Parry India, Ltd.................................   818,733   1,904,450
    EIH, Ltd.............................................   877,249     784,490
    Elder Pharmaceuticals, Ltd...........................   109,689     563,122
    Electrosteel Castings, Ltd...........................   821,207     181,457
*   Era Infra Engineering, Ltd........................... 1,059,075     653,247
    Eros International Media, Ltd........................    28,242      72,480
    Escorts, Ltd......................................... 1,425,781   2,243,432
    Ess Dee Aluminium, Ltd...............................    42,453     350,662
*   Essar Oil, Ltd....................................... 1,456,017   1,233,868
    Essar Ports, Ltd.....................................   667,039     662,222
*   Essar Shipping, Ltd..................................   251,119      72,792
    Essel Propack, Ltd...................................   724,110     505,297
    Federal Bank, Ltd.................................... 9,157,930  12,284,447
*   Federal-Mogul Goetze India, Ltd......................     3,731      11,948
    Finolex Cables, Ltd..................................   562,944     554,184
    Finolex Industries, Ltd..............................   695,629   1,457,798
*   Firstsource Solutions, Ltd...........................   326,484     110,016
*   Fortis Healthcare, Ltd............................... 1,369,445   2,185,037
*   Future Consumer Enterprise, Ltd......................   145,968      13,936
*   Future Lifestyle Fashions, Ltd.......................     4,709       5,440
    GAIL India, Ltd......................................   904,199   5,180,826
    Gammon India, Ltd....................................   162,933      35,185
    Gateway Distriparks, Ltd.............................   231,605     428,806
*   Gitanjali Gems, Ltd..................................   405,156     429,364
    Graphite India, Ltd..................................   586,551     720,469
    Grasim Industries, Ltd...............................    15,142     693,069
    Great Eastern Shipping Co., Ltd. (The)............... 1,018,431   4,612,695
*   GTL Infrastructure, Ltd.............................. 1,550,337      40,389
    Gujarat Alkalies & Chemicals, Ltd....................   449,629   1,178,033
    Gujarat Fluorochemicals, Ltd.........................   254,828   1,030,202
    Gujarat Mineral Development Corp., Ltd...............    22,374      37,435
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd..   729,530     730,965
*   Gujarat NRE Coke, Ltd................................ 3,619,364     766,401
    Gujarat State Fertilisers & Chemicals, Ltd........... 2,186,080   2,123,359
    Gujarat State Petronet, Ltd.......................... 1,637,688   1,490,962
    Gulf Oil Corp., Ltd..................................   239,031     307,381
    HBL Power Systems, Ltd...............................   238,276      36,470

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES     VALUE++
                                                        ------     -------
   INDIA -- (Continued)
   *   HCL Infosystems, Ltd..........................  1,297,616 $    496,058
       HEG, Ltd......................................    138,303      387,257
   *   HeidelbergCement India, Ltd...................    699,011      426,275
   *   Hexa Tradex, Ltd..............................    270,573       61,711
       Hindalco Industries, Ltd...................... 21,204,295   39,765,793
       Hinduja Global Solutions, Ltd.................     60,085      363,921
       Hinduja Ventures, Ltd.........................     67,133      290,987
   *   Hindustan Construction Co., Ltd...............  7,005,199    1,614,267
   *   Hotel Leela Venture, Ltd......................  1,571,597      400,431
   *   Housing Development & Infrastructure, Ltd.....  5,496,603    3,822,976
       HSIL, Ltd.....................................    187,119      248,129
       ICICI Bank, Ltd...............................    590,476   10,720,668
       ICICI Bank, Ltd. Sponsored ADR................  3,394,535  126,684,046
       IDBI Bank, Ltd................................  4,050,509    4,455,625
       Idea Cellular, Ltd............................  2,084,780    5,837,885
       IDFC, Ltd.....................................  6,072,777   10,494,915
       IFCI, Ltd.....................................  6,602,323    2,617,533
       India Cements, Ltd............................  3,824,624    3,110,287
       India Infoline, Ltd...........................  2,848,913    2,640,342
       Indiabulls Housing Finance, Ltd...............  1,795,884    6,172,896
   *   Indiabulls Infrastructure and Power, Ltd...... 10,265,089      609,007
       Indiabulls Real Estate, Ltd...................  2,937,281    2,999,354
       Indian Bank...................................  1,269,647    1,741,669
       Indian Hotels Co., Ltd........................  4,834,301    3,854,588
       Indian Overseas Bank..........................  3,114,234    2,581,709
       Indo Rama Synthetics India....................     20,657        6,354
       Infotech Enterprises, Ltd.....................     26,080      106,706
       ING Vysya Bank, Ltd...........................    265,599    2,549,723
       Ingersoll-Rand India, Ltd.....................     30,001      162,084
   *   IVRCL, Ltd....................................    621,115      132,169
       Jai Corp., Ltd................................    933,327      761,218
       Jain Irrigation Systems, Ltd..................  2,286,369    2,488,219
       Jaiprakash Associates, Ltd.................... 20,703,122   16,048,175
       Jammu & Kashmir Bank, Ltd.....................    313,797    6,702,446
       Jaypee Infratech, Ltd.........................    919,378      267,887
       JB Chemicals & Pharmaceuticals, Ltd...........    373,888      617,222
       JBF Industries, Ltd...........................    157,552      207,969
   *   Jet Airways India, Ltd........................    113,716      630,081
       Jindal Poly Films, Ltd........................    188,270      427,718
   *   Jindal Poly Investments and Finance Co., Ltd..     53,426        4,521
       Jindal Saw, Ltd...............................  2,076,447    1,610,093
   *   Jindal Stainless, Ltd.........................    816,596      509,455
       Jindal Steel & Power, Ltd.....................  1,968,704    7,711,468
       JK Cement, Ltd................................    130,262      410,748
       JK Lakshmi Cement, Ltd........................    377,490      413,259
       JM Financial, Ltd.............................  4,580,382    2,075,329
       JSW Energy, Ltd...............................  5,496,957    4,146,908
       JSW Steel, Ltd................................  1,799,096   25,208,355
       Jubilant Life Sciences, Ltd...................    566,698      920,355
       Kakinada Fertilizers, Ltd.....................  2,082,494      379,868
       Kalpataru Power Transmission, Ltd.............    220,665      278,756
   *   Kalyani Investment Co., Ltd...................        849        4,294

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES    VALUE++
                                                       ------    -------
      INDIA -- (Continued)
          Karnataka Bank, Ltd........................ 2,195,065 $3,624,844
          Karur Vysya Bank, Ltd......................   313,960  1,750,410
          KEC International, Ltd.....................   377,505    222,672
          Kesoram Industries, Ltd....................   449,716    444,978
          Kirloskar Brothers, Ltd....................     2,141      5,407
          Kirloskar Oil Engines, Ltd.................   318,856    775,706
          KSB Pumps, Ltd.............................     7,207     28,201
      *   KSK Energy Ventures, Ltd...................    20,905     20,300
          Lakshmi Vilas Bank, Ltd....................   457,710    545,325
      *   Mahanagar Telephone Nigam.................. 1,531,804    357,875
      *   Mahanagar Telephone Nigam ADR..............         1         --
          Maharashtra Seamless, Ltd..................   194,873    503,917
          Mahindra Lifespace Developers, Ltd.........   143,080    996,704
          Man Infraconstruction, Ltd.................     1,968      3,821
          Manaksia, Ltd..............................    58,953     44,981
          McLeod Russel India, Ltd...................   530,373  2,365,022
      *   Mercator, Ltd.............................. 1,844,763    377,290
          Merck, Ltd.................................    22,680    206,762
          MOIL, Ltd..................................     4,675     17,769
          Monnet Ispat & Energy, Ltd.................   179,359    380,783
          Motilal Oswal Financial Services, Ltd......     4,955      5,672
          Mphasis, Ltd...............................    23,537    161,987
          MRF, Ltd...................................    12,646  3,220,868
      *   Nagarjuna Oil Refinery, Ltd................ 1,423,716     98,600
          Nahar Capital and Financial Services, Ltd..     8,332      6,294
          National Aluminium Co., Ltd................ 1,690,461  1,008,327
          Nava Bharat Ventures, Ltd..................    27,806     70,559
          NCC, Ltd................................... 2,621,585  1,108,228
          NIIT Technologies, Ltd.....................   444,772  2,020,211
          NIIT, Ltd..................................   966,307    312,097
          Noida Toll Bridge Co., Ltd.................   336,090    112,785
          Oberoi Realty, Ltd.........................     3,796     11,656
          OCL India, Ltd.............................    61,362    140,031
          OMAXE, Ltd.................................   808,891  1,849,183
          Orchid Chemicals & Pharmaceuticals, Ltd....   394,153    313,128
          Orient Cement Ltd..........................   567,622    347,112
          Orient Paper & Industries, Ltd.............    47,163      5,942
          Oriental Bank of Commerce.................. 1,205,589  3,535,011
      *   Oswal Chemicals & Fertilizers..............   441,732    158,012
      *   Panacea Biotec, Ltd........................    23,946     41,361
      *   Parsvnath Developers, Ltd.................. 1,662,316    708,245
          Peninsula Land, Ltd........................   293,451    146,499
          Petronet LNG, Ltd..........................   445,838    895,763
          Piramal Enterprises, Ltd...................   755,009  6,911,353
      *   Plethico Pharmaceuticals, Ltd..............   213,627    120,095
          Polaris Financial Technology, Ltd..........   805,757  1,877,971
          Polyplex Corp., Ltd........................    17,713     38,156
          Power Finance Corp., Ltd...................    16,793     36,662
      *   Prime Focus, Ltd...........................     8,309      4,323
      *   Prism Cement, Ltd..........................   389,471    169,358
          PTC India Financial Services, Ltd..........   450,875     82,079
          PTC India, Ltd............................. 3,823,336  3,482,031

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                     SHARES     VALUE++
                                                     ------     -------
      INDIA -- (Continued)
      *   Punj Lloyd, Ltd.........................  1,800,182 $    824,520
          Punjab & Sind Bank......................    116,252       83,700
          Rain Industries, Ltd....................  1,429,773      842,472
          Rajesh Exports, Ltd.....................    287,502      447,184
          Ramco Cements, Ltd. (The)...............    348,305    1,005,297
          Raymond, Ltd............................    528,762    2,295,393
          Redington India, Ltd....................      7,919        7,967
          REI Agro, Ltd...........................  5,013,829      521,499
          Reliance Capital, Ltd...................  1,987,403   12,017,303
          Reliance Communications, Ltd............ 11,935,464   28,701,161
          Reliance Industries, Ltd................ 20,872,830  310,667,472
          Reliance Industries, Ltd. GDR...........    107,000    3,189,426
      *   Reliance Power, Ltd..................... 12,808,748   15,260,737
          Rolta India, Ltd........................  1,854,686    1,894,569
          Ruchi Soya Industries, Ltd..............  1,735,191      986,949
          Rural Electrification Corp., Ltd........  2,768,400    8,764,921
      *   S Kumars Nationwide, Ltd................    646,995       54,745
          Sesa Sterlite, Ltd......................  9,898,533   32,375,101
      *   Sesa Sterlite, Ltd. ADR.................  1,544,183   19,919,966
      *   Shipping Corp. of India, Ltd............  2,334,024    1,317,206
          Shree Renuka Sugars, Ltd................  8,427,268    3,096,353
          Sintex Industries, Ltd..................  2,196,726    1,170,108
          Sobha Developers, Ltd...................    500,107    2,523,053
          South Indian Bank, Ltd..................  9,724,062    3,344,579
          SREI Infrastructure Finance, Ltd........  1,470,670      492,360
          SRF, Ltd................................    290,002      772,212
          State Bank of Bikaner & Jaipur..........     32,697      172,432
          State Bank of India.....................  2,733,925   79,863,846
          State Bank of India GDR.................      5,732      336,092
          Steel Authority of India, Ltd...........  7,925,317    8,009,185
      *   Sterling Biotech, Ltd...................    507,995       43,067
          Sterlite Technologies, Ltd..............  1,777,282      600,459
          Styrolution ABS India, Ltd..............     28,114      175,970
          Sundaram Finance, Ltd...................      6,602       56,953
          Sundram Fasteners, Ltd..................     25,783       15,139
      *   Suzlon Energy, Ltd...................... 17,000,653    2,653,186
          Syndicate Bank..........................  2,880,564    3,839,344
          Tamil Nadu Newsprint & Papers, Ltd......     45,093       76,849
          Tata Chemicals, Ltd.....................  1,201,925    5,245,188
          Tata Communications, Ltd................    214,358      921,538
          Tata Global Beverages, Ltd..............  4,797,103   12,799,623
          Tata Investment Corp., Ltd..............     27,375      179,354
          Tata Steel, Ltd.........................  9,447,861   51,780,012
          Techno Electric & Engineering Co., Ltd..      1,571        2,071
      *   Teledata Marine Solutions, Ltd..........    267,258        1,305
          Time Technoplast, Ltd...................    498,379      275,598
          Titagarh Wagons, Ltd....................     13,818       21,534
          Transport Corp. of India, Ltd...........      2,070        1,741
          Trent, Ltd..............................     18,226      272,931
          Triveni Turbine, Ltd....................    230,208      196,719
          Tube Investments of India, Ltd..........    503,633    1,199,892
      *   Tulip Telecom, Ltd......................    555,643       67,995

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                             SHARES        VALUE++
                                                             ------        -------
INDIA -- (Continued)
*   TV18 Broadcast, Ltd..................................     5,187,701 $    1,957,706
    UCO Bank.............................................     5,005,513      5,911,328
    Uflex, Ltd...........................................       339,502        371,486
    Unichem Laboratories, Ltd............................       186,357        542,686
    Union Bank of India..................................       991,918      1,992,544
*   Unitech, Ltd.........................................    31,412,365      8,927,476
    United Bank of India.................................        31,454         17,281
    UPL, Ltd.............................................     4,095,031     10,920,615
    Usha Martin, Ltd.....................................     1,811,897        742,133
*   Uttam Galva Steels, Ltd..............................        14,790         14,065
*   Vardhman Special Steels, Ltd.........................         6,934          1,590
    Vardhman Textiles, Ltd...............................       110,493        638,858
*   Videocon Industries, Ltd.............................     1,114,865      3,147,557
    Vijaya Bank..........................................     2,618,930      1,759,694
    Voltamp Transformers, Ltd............................           724          4,309
    Voltas, Ltd..........................................       319,969        465,132
    Welspun Corp., Ltd...................................     1,847,557      1,277,756
    Wockhardt, Ltd.......................................         7,920         57,443
    Zensar Technologies, Ltd.............................        19,011         83,300
    Zuari Agro Chemicals, Ltd............................       128,304        196,506
    Zuari Global, Ltd....................................        80,080         68,480
                                                                        --------------
TOTAL INDIA..............................................                1,250,187,705
                                                                        --------------

INDONESIA -- (2.3%)
    Adaro Energy Tbk PT..................................   100,242,500      9,062,394
    Adhi Karya Persero Tbk PT............................     9,143,117      1,580,144
*   Agis Tbk PT..........................................    57,627,500      2,299,793
    Agung Podomoro Land Tbk PT...........................    40,662,000      1,008,137
    Aneka Tambang Persero Tbk PT.........................    71,793,000     10,174,395
    Asahimas Flat Glass Tbk PT...........................     5,277,000      3,864,752
    Astra Graphia Tbk PT.................................     3,635,000        535,089
*   Bakrie and Brothers Tbk PT........................... 1,056,525,750      4,686,297
*   Bakrie Sumatera Plantations Tbk PT...................   182,168,500        808,264
*   Bakrie Telecom Tbk PT................................   260,426,500      1,153,707
*   Bakrieland Development Tbk PT........................   623,458,520      2,767,539
    Bank Bukopin Tbk PT..................................    61,873,833      3,564,283
    Bank Danamon Indonesia Tbk PT........................    34,396,054     13,129,919
    Bank Mandiri Persero Tbk PT..........................    63,214,431     48,270,485
    Bank Negara Indonesia Persero Tbk PT.................   118,251,941     50,409,297
*   Bank Pan Indonesia Tbk PT............................   150,362,201      9,579,800
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT.    15,967,500      1,291,662
*   Bank Permata Tbk PT..................................       381,272         48,160
    Bank Tabungan Negara Persero Tbk PT..................    56,254,527      4,841,948
*   Barito Pacific Tbk PT................................    15,599,000        664,406
*   Benakat Petroleum Energy Tbk PT......................    44,311,000        467,483
*   Berau Coal Energy Tbk PT.............................    30,316,500        486,880
*   Berlian Laju Tanker Tbk PT...........................   128,161,466             --
    Bisi International PT................................    12,634,000        682,652
*   Borneo Lumbung Energi & Metal Tbk PT.................    12,594,500        245,422
*   Budi Starch & Sweetener Tbk PT.......................    14,636,500        123,297
*   Bumi Resources Minerals Tbk PT.......................     3,687,500         76,768
*   Bumi Resources Tbk PT................................   232,625,500      9,367,564

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                             SHARES      VALUE++
                                                             ------      -------
INDONESIA -- (Continued)
    Bumi Serpong Damai PT.................................  13,195,000 $ 1,830,396
    BW Plantation Tbk PT..................................   6,452,500     531,917
*   Central Proteinaprima Tbk PT.......................... 178,071,500     789,923
    Charoen Pokphand Indonesia Tbk PT.....................  51,749,330  17,885,286
    Ciputra Development Tbk PT............................ 115,725,500  10,558,990
    Ciputra Property Tbk PT...............................   8,775,000     612,543
    Ciputra Surya Tbk PT..................................  16,634,000   3,346,543
    Clipan Finance Indonesia Tbk PT.......................   2,995,500     111,910
*   Darma Henwa Tbk PT.................................... 246,575,442   1,093,703
*   Davomas Abadi Tbk PT.................................. 138,239,500          --
*   Delta Dunia Makmur Tbk PT.............................  25,728,000     198,169
    Elnusa Tbk PT.........................................  27,207,500     747,776
*   Energi Mega Persada Tbk PT............................ 570,221,378   4,044,066
*   Erajaya Swasembada Tbk PT.............................   2,641,000     318,391
*   Ever Shine Textile Tbk PT.............................  19,342,215     291,699
*   Exploitasi Energi Indonesia Tbk PT....................   1,315,500      30,338
    Gajah Tunggal Tbk PT..................................  25,448,500   5,187,134
*   Garuda Indonesia Persero Tbk PT.......................  16,655,500     723,638
    Global Mediacom Tbk PT................................  94,263,500  15,966,170
*   Gozco Plantations Tbk PT..............................  26,992,900     277,683
*   Great River International Tbk PT......................   1,788,000          --
    Gudang Garam Tbk PT...................................   2,837,000   9,275,605
    Hexindo Adiperkasa Tbk PT.............................   1,104,344     308,518
    Holcim Indonesia Tbk PT...............................  16,224,000   3,705,166
*   Indah Kiat Pulp & Paper Corp. Tbk PT..................  33,416,500   4,560,017
    Indika Energy Tbk PT..................................  27,402,500   1,894,234
*   Indo-Rama Synthetics Tbk PT...........................      41,500       4,062
    Indofood Sukses Makmur Tbk PT.........................  61,516,000  36,240,711
    Intiland Development Tbk PT...........................  39,486,500   1,294,087
    Japfa Comfeed Indonesia Tbk PT........................  27,068,750   3,359,220
    Jaya Real Property Tbk PT............................. 127,605,000   9,960,408
    Kawasan Industri Jababeka Tbk PT...................... 303,309,210   6,578,142
*   Krakatau Steel Persero Tbk PT.........................   2,260,500     112,249
*   Lippo Cikarang Tbk PT.................................     856,000     511,143
*   Lippo Karawaci Tbk PT................................. 342,058,249  34,251,040
    Matahari Putra Prima Tbk PT...........................  36,305,900   7,722,958
    Mayora Indah Tbk PT...................................   8,048,917  20,885,967
    Medco Energi Internasional Tbk PT.....................  27,137,000   5,896,819
*   Mitra International Resources Tbk PT..................  22,160,160     115,895
    MNC Investama Tbk PT.................................. 285,591,200   8,860,400
*   Modernland Realty Tbk PT..............................   3,277,000     235,335
    Multipolar Corp. Tbk PT...............................  44,134,500   1,584,061
    Nusantara Infrastructure Tbk PT.......................   1,708,500      38,649
    Pabrik Kertas Tjiwi Kimia Tbk PT......................     246,000      42,214
*   Pan Brothers Tbk PT...................................      87,500       4,577
*   Panasia Indo Resources Tbk PT.........................     403,200      14,844
*   Panin Financial Tbk PT................................ 241,705,000   4,284,224
    Panin Insurance Tbk PT................................  30,949,000   1,954,133
    Pembangunan Perumahan Persero Tbk PT..................   9,326,500   1,082,230
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT.  34,435,884   4,883,056
    Petrosea Tbk PT.......................................   3,762,500     447,232
*   Polychem Indonesia Tbk PT.............................  17,280,000     459,332

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                        ------      -------
  INDONESIA -- (Continued)
      Ramayana Lestari Sentosa Tbk PT................  23,587,500 $  2,573,032
      Salim Ivomas Pratama Tbk PT....................   1,138,000       80,694
      Sampoerna Agro PT..............................  11,532,941    1,819,162
      Samudera Indonesia Tbk PT......................     133,000       38,083
      Selamat Sempurna Tbk PT........................  12,756,500    3,167,685
  *   Sentul City Tbk PT............................. 305,279,500    5,813,362
      Sinar Mas Agro Resources and Technology Tbk PT.   7,808,900    4,501,214
      Sinar Mas Multiartha Tbk PT....................       2,000          672
      Summarecon Agung Tbk PT........................  30,528,714    2,838,717
  *   Sunson Textile Manufacturer Tbk PT.............   4,096,500       40,299
  *   Surya Dumai Industri Tbk.......................   5,145,000           --
      Surya Semesta Internusa Tbk PT.................   1,353,500       95,965
      Surya Toto Indonesia Tbk PT....................     446,000      294,585
  *   Suryainti Permata Tbk PT.......................  17,378,000           --
      Tiga Pilar Sejahtera Food Tbk..................  31,305,222    3,662,900
      Timah Persero Tbk PT...........................  37,324,900    5,358,468
      Trias Sentosa Tbk PT...........................     336,500        8,959
  *   Trimegah Securities Tbk PT.....................  27,395,000      162,995
  *   Truba Alam Manunggal Engineering PT............ 129,244,500      573,273
      Tunas Baru Lampung Tbk PT......................  17,379,500      739,563
      Tunas Ridean Tbk PT............................  42,848,500    2,165,817
  *   Ultrajaya Milk Industry & Trading Co. Tbk PT...  10,129,000    4,421,962
      Unggul Indah Cahaya Tbk PT.....................     371,435       62,277
      United Tractors Tbk PT.........................   7,442,500   11,551,318
      Vale Indonesia Tbk PT..........................  41,280,500    9,040,416
      Wijaya Karya Persero Tbk PT....................   2,648,002      450,598
      XL Axiata Tbk PT...............................   1,556,500      617,410
                                                                  ------------
  TOTAL INDONESIA....................................              476,382,766
                                                                  ------------

  ISRAEL -- (0.0%)
  *   Feuchtwanger Investments, Ltd..................      10,500           --
  *   Israel Steel Mills, Ltd........................      97,000           --
  *   Knafaim Holdings, Ltd..........................      68,239      130,481
  *   Liberty Properties, Ltd........................       2,533       20,113
      Mivtach Shamir.................................       3,973      146,008
                                                                  ------------
  TOTAL ISRAEL.......................................                  296,602
                                                                  ------------

  MALAYSIA -- (3.6%)
      Adventa Bhd....................................      62,000       19,626
      Affin Holdings Bhd.............................   9,734,200   13,147,591
      AirAsia BHD....................................  20,058,200   17,028,319
      Alam Maritim Resources Bhd.....................   4,436,100    2,233,536
      Alliance Financial Group Bhd...................  16,295,200   26,785,755
      AMMB Holdings Bhd..............................  23,929,662   56,162,220
  *   Ann Joo Resources Bhd..........................   2,973,600    1,130,532
      APM Automotive Holdings Bhd....................   1,269,000    2,307,566
      Batu Kawan BHD.................................   2,078,750   12,891,090
      Benalec Holdings BHD...........................      64,000       24,144
      Berjaya Assets BHD.............................     171,900       46,236
      Berjaya Corp. Bhd..............................  40,095,380    6,857,275
      Berjaya Land Bhd...............................  13,220,000    3,540,281
      BIMB Holdings Bhd..............................   4,592,000    7,009,630

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                      SHARES     VALUE++
                                                      ------     -------
     MALAYSIA -- (Continued)
         BLD Plantation Bhd........................      6,600 $    17,778
     *   Boustead Heavy Industries Corp. Bhd.......    110,600      92,789
         Boustead Holdings Bhd.....................  7,513,698  12,453,666
         Cahya Mata Sarawak Bhd....................  2,932,300   4,737,022
         Can-One Bhd...............................    338,800     375,712
         CB Industrial Product Holding Bhd.........  1,223,600   1,136,099
         Chin Teck Plantations BHD.................    309,100     920,864
         Coastal Contracts Bhd.....................  3,224,100   3,585,991
         CSC Steel Holdings Bhd....................  2,503,800   1,046,945
     *   Cycle & Carriage Bintang BHD..............    213,000     168,082
     *   Datuk Keramik Holdings Berhad.............    127,000          --
         Daya Materials Bhd........................ 10,663,200   1,351,209
         DRB-Hicom Bhd............................. 18,941,300  15,242,352
         Eastern & Oriental Bhd.................... 15,361,115   9,777,892
         ECM Libra Financial Group Bhd.............  2,242,050     746,329
         Evergreen Fibreboard Bhd..................  2,865,126     431,193
         Eversendai Corp. Bhd......................    410,600     192,623
         Faber Group BHD...........................  3,989,500   3,316,398
         FAR East Holdings BHD.....................    403,800     959,133
     *   Fountain View Development Berhad..........  2,573,200          --
         Genting Bhd...............................  2,411,600   8,006,568
         Genting Malaysia Bhd...................... 21,104,900  28,887,345
         Genting Plantations Bhd...................    306,300   1,055,795
         Globetronics Technology BHD...............    737,600     705,728
         Glomac Bhd................................  7,220,000   2,584,962
     *   Goldis BHD................................  3,133,491   1,975,171
         GuocoLand Malaysia Bhd....................  1,886,200     675,217
         HAP Seng Consolidated Bhd................. 14,443,600  11,211,562
         Hap Seng Plantations Holdings Bhd.........  3,806,300   3,195,307
         Hiap Teck Venture Bhd.....................    251,500      57,391
         Hong Leong Financial Group Bhd............  2,408,451  11,543,867
         Hong Leong Industries Bhd.................  1,257,300   2,064,790
         Hua Yang Bhd..............................    500,533     342,685
     *   Hubline Bhd...............................  5,352,350      92,996
         HwangDBS Malaysia BHD.....................    930,700   1,264,814
         IGB Corp. Bhd............................. 15,129,990  12,760,097
         IGB REIT..................................    469,643     178,551
         IJM Corp. Bhd............................. 23,388,559  43,004,597
         IJM Land Bhd..............................  6,726,800   5,960,564
         IJM Plantations Bhd.......................    514,200     528,176
         Inch Kenneth Kajang Rubber................  1,123,300     324,002
         Insas Bhd.................................  6,251,048   1,266,870
         Integrated Logistics Bhd..................    253,300     158,186
         Integrax BHD..............................    955,700     590,675
         Iris Corp. Bhd............................ 10,460,800     894,708
     *   JAKS Resources Bhd........................  9,634,600   1,695,925
         Jaya Tiasa Holdings BHD...................  3,997,933   2,696,585
         JCY International Bhd..................... 10,119,100   2,036,205
     *   K&N Kenanga Holdings BHD(6486615).........  4,240,487     799,250
     *   K&N Kenanga Holdings BHD(B987B91), 5.000%.    418,883          76
     *   Karambunai Corp. Bhd...................... 18,222,700     520,686
         Keck Seng Malaysia Bhd....................  2,515,500   5,643,789

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                    SHARES     VALUE++
                                                    ------     -------
        MALAYSIA -- (Continued)
            Kian JOO CAN Factory BHD.............  4,777,380 $ 4,802,265
        *   KIG Glass Industrial Berhad..........    260,000          --
            Kim Loong Resources Bhd..............    499,100     382,823
            Kimlun Corp. Bhd.....................    304,400     193,983
        *   Kinsteel Bhd.........................  7,321,700     636,410
            KLCC Property Holdings Bhd...........  6,487,800  13,273,748
        *   KNM Group Bhd........................ 22,283,325   2,894,449
        *   Kretam Holdings BHD..................    121,700     133,795
        *   KSL Holdings BHD.....................  2,891,566   1,891,902
        *   KUB Malaysia BHD.....................  5,684,400     820,212
            Kulim Malaysia BHD...................  9,730,500  10,483,429
            Kumpulan Fima BHD....................  2,385,600   1,488,558
            Kumpulan Perangsang Selangor Bhd.....  4,147,200   3,061,995
            Kwantas Corp. BHD....................    288,400     188,800
        *   Land & General BHD................... 10,889,200   1,207,638
        *   Landmarks BHD........................  4,159,308   1,553,773
            LBS Bina Group Bhd...................  3,377,500   1,904,452
        *   Lion Corp. Bhd.......................  1,062,681      35,318
            Lion Diversified Holdings Bhd........  2,887,300     201,216
            Lion Industries Corp. Bhd............  8,486,481   2,378,068
            Magnum Bhd...........................  4,280,200   4,491,469
            Mah Sing Group Bhd...................  4,487,139   3,182,674
            Malayan Flour Mills Bhd..............  1,537,750     662,552
            Malaysia Airports Holdings Bhd.......  3,904,539  10,410,441
        *   Malaysian Airline System Bhd......... 39,258,100   4,224,269
            Malaysian Bulk Carriers Bhd..........  6,840,625   3,835,591
            Malaysian Pacific Industries Bhd.....    961,875     859,196
            Malaysian Resources Corp. Bhd........ 18,089,200   8,197,187
            MBM Resources BHD....................  2,500,303   2,978,578
            Media Prima Bhd......................    659,900     552,012
            Mega First Corp. BHD.................  1,158,600     671,777
        *   Metroplex Berhad.....................    817,000          --
        *   MISC Bhd............................. 10,446,204  16,907,546
            MK Land Holdings BHD.................  9,637,500   1,114,628
            MKH BHD..............................  2,001,259   1,623,109
            MMC Corp. Bhd........................ 14,801,380  12,567,099
            MNRB Holdings Bhd....................  1,733,900   1,923,598
            Mudajaya Group Bhd...................  4,068,700   3,582,957
            Muhibbah Engineering M Bhd...........  5,784,900   4,326,305
        *   Mulpha International Bhd............. 33,432,800   4,499,980
            MWE Holdings BHD.....................    291,900     165,515
            Naim Holdings Bhd....................  3,219,300   3,947,583
            NCB Holdings Bhd.....................  2,451,500   2,819,272
            Negri Sembilan Oil Palms BHD.........    167,600     304,382
            Oriental Holdings BHD................  3,680,879  10,309,580
            Oriental Interest BHD................    139,100     107,999
            OSK Holdings BHD.....................  7,208,471   3,752,377
            Pacific & Orient BHD.................    334,330     153,620
            Panasonic Manufacturing Malaysia BHD.    382,080   2,833,688
        *   Paracorp Berhad......................    252,000          --
            Paramount Corp. Bhd..................  1,067,300     530,748
            Parkson Holdings Bhd.................    174,100     207,474

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES     VALUE++
                                                       ------     -------
    MALAYSIA -- (Continued)
    *   Pelikan International Corp. Bhd.............    774,416 $   164,262
    *   Perdana Petroleum Bhd.......................  4,237,300   2,737,737
        Perusahaan Sadur Timah Malay................      6,800       8,596
        Pie Industrial BHD..........................    323,600     538,211
        PJ Development Holdings Bhd.................  3,354,800   1,264,917
        POS Malaysia BHD............................  2,160,217   3,907,703
        PPB Group Bhd...............................  8,513,266  39,642,281
        Press Metal Bhd.............................  2,880,481   2,242,085
    *   Prime Utilities Berhad......................     39,000          --
        Protasco Bhd................................    282,200     124,274
        RCE Capital Bhd.............................  5,440,500     472,717
        RHB Capital Bhd............................. 12,284,291  30,732,061
        Rimbunan Sawit Bhd..........................  4,729,200   1,250,924
        Salcon Bhd..................................  7,974,000   1,706,063
        Sarawak Oil Palms Bhd.......................    572,720   1,052,364
        Sarawak Plantation Bhd......................     66,900      54,089
        Scientex BHD................................     43,748      78,042
    *   Scomi Group Bhd............................. 25,301,600   3,045,557
        Selangor Dredging Bhd.......................  1,312,700     376,712
        Selangor Properties Bhd.....................     65,700      87,204
        Shangri-La Hotels Malaysia Bhd..............    739,100   1,619,113
        Shell Refining Co. Federation of Malaya Bhd.    246,300     556,110
        SHL Consolidated BHD........................    693,700     503,527
        SP Setia Bhd................................    927,800     903,119
        Star Publications Malaysia Bhd..............    276,400     218,133
        Subur Tiasa Holdings Bhd....................    507,130     308,754
        Sunway Bhd.................................. 12,360,326  10,913,805
        Supermax Corp. Bhd..........................  8,498,700   7,104,965
        Suria Capital Holdings Bhd..................    694,100     448,764
    *   Symphony Life Bhd...........................  1,589,910     604,773
        Ta Ann Holdings Bhd.........................  1,035,922   1,228,281
        TA Enterprise Bhd........................... 20,010,100   4,598,883
        TA Global Bhd............................... 11,566,480   1,081,041
        TAHPS Group Bhd.............................     27,000      47,471
    *   Talam Transform Bhd......................... 15,950,050     354,085
        TAN Chong Motor Holdings BHD................  4,685,000   9,350,133
        TDM BHD..................................... 13,323,400   3,821,617
    *   Tebrau Teguh Bhd............................    503,400     215,350
        TH Plantations Bhd..........................     84,900      47,082
    *   Time dotCom Bhd.............................  5,476,280   7,025,181
        Tiong NAM Logistics Holdings................     24,900      38,275
        Tropicana Corp. Bhd.........................  6,351,400   2,918,713
        TSH Resources Bhd...........................    278,300     222,370
        UEM Sunrise Bhd.............................  1,347,645     998,548
        Unico-Desa Plantations Bhd..................  4,258,528   1,564,292
        Unisem M Bhd................................  9,111,900   2,554,658
        United Malacca Bhd..........................    960,500   2,194,931
        United Plantations BHD......................    426,400   3,610,846
        UOA Development Bhd.........................  2,691,700   1,902,060
        VS Industry Bhd.............................  1,337,193     572,153
        Wah Seong Corp. Bhd.........................  4,734,411   2,550,276
        WCT Holdings Bhd............................ 11,658,615   9,049,968

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                      SHARES     VALUE++
                                                                      ------     -------
MALAYSIA -- (Continued)
    Wing Tai Malaysia BHD..........................................  1,868,800 $  1,550,420
    WTK Holdings BHD...............................................  6,727,150    2,769,715
    YNH Property Bhd...............................................  5,291,959    3,018,482
    YTL Corp. Bhd.................................................. 89,195,050   46,632,909
*   YTL Land & Development BHD.....................................  3,111,800      960,444
*   Zelan Bhd......................................................    158,700       13,834
                                                                               ------------
TOTAL MALAYSIA.....................................................             741,293,938
                                                                               ------------

MEXICO -- (6.1%)
    Alfa S.A.B. de C.V. Class A.................................... 51,102,755  139,906,142
#   Alpek S.A. de C.V..............................................    631,407    1,364,707
    Arca Continental S.A.B. de C.V.................................  4,253,241   25,166,238
#*  Axtel S.A.B. de C.V............................................ 10,839,852    3,414,650
*   Bio Pappel S.A.B. de C.V.......................................    275,520      681,871
#   Bolsa Mexicana de Valores S.A.B. de C.V........................    905,099    2,149,109
#*  Cemex S.A.B. de C.V. Sponsored ADR............................. 16,838,196  178,148,109
#   Cia Minera Autlan S.A.B. de C.V. Series B......................  1,187,152      808,889
*   Consorcio ARA S.A.B. de C.V. Series *.......................... 12,467,832    4,863,957
#   Controladora Comercial Mexicana S.A.B. de C.V..................  5,415,909   22,091,604
#   Corp. Actinver S.A.B. de C.V...................................      3,700        4,123
#*  Corp. GEO S.A.B. de C.V. Series B..............................  9,461,653      354,812
#*  Corp. Interamericana de Entretenimiento S.A.B. de C.V. Class B.  1,560,786    1,064,668
*   Desarrolladora Homex S.A.B. de C.V.............................  3,584,010      888,637
#*  Desarrolladora Homex S.A.B. de C.V. ADR........................     61,523       81,210
*   Dine S.A.B. de C.V.............................................  1,027,267      314,938
    El Puerto de Liverpool S.A.B. de C.V. Series 1.................     18,600      206,710
*   Empaques Ponderosa SA de CV....................................     90,000           --
#*  Empresas ICA S.A.B. de C.V.....................................  6,728,823   12,779,723
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR......................  1,118,155    8,509,160
#*  Financiera Independencia S.A.B. de C.V.........................     14,576        5,173
#   Fomento Economico Mexicano S.A.B. de C.V.......................  2,311,921   21,609,057
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR........  2,494,369  232,724,627
*   Gruma S.A.B. de C.V. Class B...................................  3,607,804   24,806,461
*   Gruma S.A.B. de C.V. Sponsored ADR.............................     15,222      416,474
*   Grupo Aeromexico S.A.B. de C.V.................................    538,594      743,458
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.............    972,349    3,315,626
#   Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR........     46,309    1,259,142
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR............    636,889   33,111,859
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B........  1,268,733    6,606,582
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.............    271,607   32,323,949
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B.........  1,203,482   14,320,304
    Grupo Carso S.A.B. de C.V. Series A1........................... 10,399,172   56,661,529
    Grupo Cementos de Chihuahua S.A.B. de C.V......................  2,799,892    8,411,103
#   Grupo Comercial Chedraui S.A. de C.V...........................  1,566,365    4,881,366
    Grupo Elektra S.A.B. de C.V....................................     20,542      692,671
*   Grupo Famsa S.A.B. de C.V. Class A.............................  3,082,236    5,846,852
    Grupo Financiero Banorte S.A.B. de C.V......................... 23,160,991  148,261,585
    Grupo Financiero Inbursa S.A.B. de C.V......................... 17,619,069   45,400,609
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B.......    575,750    1,619,500
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR...    532,284    7,521,173
#   Grupo Gigante S.A.B. de C.V. Series *..........................    471,076      989,288
    Grupo Industrial Maseca S.A.B. de C.V. Class B.................  2,756,800    4,931,592

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                     SHARES       VALUE++
                                                     ------       -------
  MEXICO -- (Continued)
      Grupo Industrial Saltillo S.A.B. de C.V.....   1,337,069 $    2,228,918
      Grupo KUO S.A.B. de C.V. Series B...........   2,065,160      3,972,907
      Grupo Mexico S.A.B. de C.V. Series B........  19,272,618     61,079,749
      Grupo Posadas S.A.B. de C.V.................     355,600        708,624
  *   Grupo Qumma S.A. de C.V. Series B...........       5,301             --
  #*  Grupo Simec S.A.B. de C.V. Series B.........   1,926,796      7,184,550
  #*  Grupo Simec S.A.B. de C.V. Sponsored ADR....      19,072        212,081
  *   Grupo Sports World S.A.B. de C.V............      25,595         37,076
      Grupo Televisa S.A.B. Series CPO............     128,194        780,036
      Grupo Televisa S.A.B. Sponsored ADR.........     214,353      6,524,905
      Industrias Bachoco S.A.B. de C.V. ADR.......       3,754        153,877
      Industrias Bachoco S.A.B. de C.V. Series B..     957,465      3,286,155
  #*  Industrias CH S.A.B. de C.V. Series B.......   3,336,823     16,373,060
  #*  Inmuebles Carso S.A.B. de C.V...............  10,258,893     10,221,741
  #   Medica Sur S.A.B. de C.V. Series B..........       1,000          2,644
      Megacable Holdings S.A.B. de C.V............     149,592        493,586
      Mexichem S.A.B. de C.V......................     143,252        596,844
  #*  Minera Frisco S.A.B. de C.V.................   8,673,740     22,270,616
  #*  OHL Mexico S.A.B. de C.V....................   6,403,139     16,430,826
  #   Organizacion Cultiba S.A.B. de C.V..........       4,708          9,743
  #*  Organizacion Soriana S.A.B. de C.V. Class B.  14,981,589     48,479,387
  #   Qualitas Controladora S.A.B. de C.V.........   2,013,919      4,760,334
  *   Savia SA Class A............................   3,457,285             --
  #   TV Azteca S.A.B. de C.V.....................   7,377,863      3,681,227
  #*  Urbi Desarrollos Urbanos S.A.B. de C.V......   9,102,158      1,095,280
  #*  Vitro S.A.B. de C.V. Series A...............   1,550,627      3,504,799
                                                               --------------
  TOTAL MEXICO....................................              1,273,348,202
                                                               --------------

  PHILIPPINES -- (1.0%)
      A Soriano Corp..............................  20,195,000      3,281,026
      Alliance Global Group, Inc..................  31,474,006     19,204,586
      Alsons Consolidated Resources, Inc..........  17,757,000        558,936
      Atlas Consolidated Mining & Development.....   3,081,800        881,267
      BDO Unibank, Inc............................  10,143,695     19,030,295
      Cebu Air, Inc...............................     340,860        415,979
      Cebu Holdings, Inc..........................   6,611,050        891,422
      China Banking Corp..........................     376,706        540,418
      DMCI Holdings, Inc..........................          10             12
  *   Empire East Land Holdings, Inc..............  50,520,000      1,109,728
  *   Export & Industry Bank, Inc. Class A........      14,950             --
      Filinvest Development Corp..................     142,800         13,992
      Filinvest Land, Inc......................... 190,992,031      7,102,322
      First Philippine Holdings Corp..............   4,465,530      7,180,612
  *   Fwbc Holdings, Inc..........................   5,471,786             --
  *   Global-Estate Resorts, Inc..................  14,553,000        457,021
      JG Summit Holdings, Inc.....................   3,807,900      3,848,268
      Lopez Holdings Corp.........................  29,502,300      3,296,620
      LT Group, Inc...............................   1,066,800        409,885
      Macroasia Corp..............................     957,000         45,000
      Megaworld Corp.............................. 210,611,600     18,685,816
      Metropolitan Bank & Trust...................  12,137,082     25,024,774
  *   Mondragon International Philippines, Inc....   2,464,000             --

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                    SHARES     VALUE++
                                                    ------     -------
      PHILIPPINES -- (Continued)
          Petron Corp............................    161,200 $     46,259
      *   Philippine National Bank...............  4,278,628    9,557,758
      *   Philippine National Construction Corp..    398,900       45,235
          Philippine Savings Bank................  1,232,313    3,549,509
      *   Philippine Townships, Inc..............    226,200       24,866
          Philtown Properties, Inc...............      6,701          239
          Phinma Corp............................  2,159,398      674,984
          Rizal Commercial Banking Corp..........  4,744,348    5,160,532
          Robinsons Land Corp.................... 29,013,450   15,219,651
          San Miguel Corp........................  6,273,866   11,036,535
          San Miguel Pure Foods Co., Inc.........     20,080      112,810
          Security Bank Corp.....................  1,114,512    3,587,725
          Shang Properties, Inc..................    614,285       43,460
          SM Prime Holdings, Inc................. 25,220,231   11,171,932
          Solid Group, Inc.......................  4,330,000      140,479
          Top Frontier Investment Holdings, Inc..    628,532      560,020
          Trans-Asia Oil & Energy Development....  8,974,000      487,995
          Union Bank Of Philippines..............  2,670,714    7,735,938
          Universal Robina Corp..................  9,594,765   28,320,219
          Vista Land & Lifescapes, Inc........... 56,759,968    7,246,350
                                                             ------------
      TOTAL PHILIPPINES..........................             216,700,475
                                                             ------------

      POLAND -- (1.6%)
      *   Agora SA...............................    728,442    2,725,598
          Asseco Poland SA.......................  1,289,406   21,062,880
      *   Bank Millennium SA.....................  6,137,636   15,254,602
      *   Bioton SA.............................. 12,307,361      119,863
      *   Ciech SA...............................    548,932    5,319,036
          ComArch SA.............................      3,061      100,145
          Dom Development SA.....................     38,510      600,123
          Enea SA................................  1,652,362    7,775,472
      *   Farmacol SA............................          1           23
          Firma Oponiarska Debica SA.............    105,389    3,265,696
          Getin Holding SA.......................  3,405,226    4,816,341
      *   Getin Noble Bank SA....................  4,404,668    3,886,240
          Grupa Azoty SA.........................    104,378    2,759,349
          Grupa Kety SA..........................    119,739    7,386,114
      *   Grupa Lotos SA.........................  1,274,635   15,548,579
      *   Impexmetal SA..........................  5,864,978    6,649,223
          Jastrzebska Spolka Weglowa SA..........    124,848    2,695,469
      *   Kernel Holding SA......................     30,240      406,783
          KGHM Polska Miedz SA...................     25,786    1,041,033
          Kopex SA...............................    555,501    1,986,610
      *   LC Corp. SA............................  1,822,979    1,100,938
      *   MCI Management SA......................    101,489      326,517
      #*  Netia SA...............................  3,812,784    6,310,462
          Orbis SA...............................    541,449    7,425,010
          Pelion SA..............................      8,205      297,891
      *   Petrolinvest SA........................    186,480        9,087
          PGE SA................................. 13,948,284   81,477,830
      *   Polimex-Mostostal SA................... 10,112,907      655,058
      *   Polnord SA.............................     79,658      228,496

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                      SHARES       VALUE++
                                                      ------       -------
  POLAND -- (Continued)
  *   Polski Koncern Miesny Duda SA................   1,082,006 $      297,582
  #   Polski Koncern Naftowy Orlen SA..............   6,239,721     88,026,919
  *   Rafako SA....................................      19,541         41,117
  *   Rawlplug SA..................................     110,853        414,047
  *   Rovese SA....................................   1,103,489        791,006
  *   Sygnity SA...................................     194,836      1,338,070
      Synthos SA...................................   5,987,703     10,140,759
      Tauron Polska Energia SA.....................  15,001,666     24,471,799
  *   Trakcja SA...................................     371,328        159,270
  *   Vistula Group SA.............................     108,924         81,964
                                                                --------------
  TOTAL POLAND.....................................                326,993,001
                                                                --------------

  RUSSIA -- (4.9%)
  *   AFI Development P.L.C. GDR...................     143,207         93,464
      Federal Hydrogenerating Co. JSC ADR..........   8,385,356     14,151,932
      Gazprom OAO Sponsored ADR.................... 106,937,161    999,584,526
      Magnitogorsk Iron & Steel Works GDR..........   1,930,322      6,237,955
  #*  Mechel Sponsored ADR.........................     257,668        814,231
                                                                --------------
  TOTAL RUSSIA.....................................              1,020,882,108
                                                                --------------

  SOUTH AFRICA -- (6.7%)
      Adcorp Holdings, Ltd.........................     534,472      1,844,147
      Aeci, Ltd....................................   1,153,870     14,063,161
      Afgri, Ltd...................................   4,834,179      3,181,656
  #   African Bank Investments, Ltd................   7,074,746     11,952,009
      African Rainbow Minerals, Ltd................   1,968,581     37,690,080
      Allied Electronics Corp., Ltd................     563,821      1,372,064
  *   Anglo American Platinum, Ltd.................      86,273      3,487,603
      AngloGold Ashanti, Ltd.......................     846,287     12,791,125
  #   AngloGold Ashanti, Ltd. Sponsored ADR........   3,514,714     53,072,181
  *   ArcelorMittal South Africa, Ltd..............   2,294,523      9,040,087
      Argent Industrial, Ltd.......................   1,254,672        681,634
  *   Aveng, Ltd...................................   7,285,087     21,391,994
      AVI, Ltd.....................................      79,129        464,827
  #   Barclays Africa Group, Ltd...................   6,124,179     94,589,135
      Barloworld, Ltd..............................   4,169,278     37,349,093
      Basil Read Holdings, Ltd.....................     519,529        494,161
      Bell Equipment, Ltd..........................     416,814        998,241
      Blue Label Telecoms, Ltd.....................   3,803,262      3,572,737
  *   Brait SE.....................................   1,689,395      8,235,730
      Business Connexion Group, Ltd................   1,795,161      1,004,299
      Caxton and CTP Publishers and Printers, Ltd..   3,018,326      5,683,758
      Clover Industries, Ltd.......................     125,460        205,409
  *   Consolidated Infrastructure Group, Ltd.......      51,564        115,107
  *   Corpgro, Ltd.................................     579,166             --
      Datacentrix Holdings, Ltd....................     188,927         88,593
      DataTec, Ltd.................................   3,039,568     17,355,799
      Delta EMD, Ltd...............................      86,624         53,794
      Distell Group, Ltd...........................     325,668      4,359,936
  *   Distribution and Warehousing Network, Ltd....     250,120        237,747
      DRDGOLD, Ltd.................................   6,207,591      3,066,141
      DRDGOLD, Ltd. Sponsored ADR..................       9,454         46,608

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES     VALUE++
                                                       ------     -------
    SOUTH AFRICA -- (Continued)
        ElementOne, Ltd.............................    391,810 $    346,487
        Eqstra Holdings, Ltd........................  2,314,760    1,911,936
    *   Evraz Highveld Steel and Vanadium, Ltd......    148,283      241,661
    #   Exxaro Resources, Ltd.......................    162,163    2,483,434
    *   Gijima Group, Ltd...........................      8,629          784
    #   Gold Fields, Ltd............................  1,868,612    8,650,577
    #   Gold Fields, Ltd. Sponsored ADR............. 11,930,446   54,880,052
        Grand Parade Investments, Ltd...............      5,685        2,417
        Grindrod, Ltd...............................  7,239,579   17,412,926
        Group Five, Ltd.............................    923,554    4,151,348
        Harmony Gold Mining Co., Ltd................  2,952,483   10,187,804
    #   Harmony Gold Mining Co., Ltd. Sponsored ADR.  3,247,220   11,040,548
        Hudaco Industries, Ltd......................      6,525       67,180
    *   Hulamin, Ltd................................  1,506,690      850,140
        Iliad Africa, Ltd...........................    179,921       90,876
    #   Impala Platinum Holdings, Ltd...............  5,114,507   62,124,244
        Imperial Holdings, Ltd......................     76,735    1,630,940
        Investec, Ltd...............................  4,755,380   33,704,225
    *   JCI, Ltd.................................... 10,677,339           --
    #   JD Group, Ltd...............................  2,283,573    7,010,158
        KAP Industrial Holdings, Ltd................     42,823       16,130
    #   Lewis Group, Ltd............................  1,823,725   12,737,917
        Liberty Holdings, Ltd.......................  1,371,566   16,957,220
        Mediclinic International, Ltd...............  1,067,157    8,042,017
    *   Merafe Resources, Ltd....................... 21,718,286    1,756,756
        Metair Investments, Ltd.....................    913,532    3,547,353
        MMI Holdings, Ltd........................... 18,387,140   45,077,604
        Mondi, Ltd..................................  1,730,577   30,932,807
        Mpact, Ltd..................................  2,032,124    5,527,800
    *   Murray & Roberts Holdings, Ltd..............  2,554,038    7,775,830
        Mustek, Ltd.................................     48,438       25,592
    *   Mvelaserve, Ltd.............................  1,059,863      972,842
        Nampak, Ltd.................................    339,006    1,120,733
    #   Nedbank Group, Ltd..........................  3,713,947   80,747,979
    *   Northam Platinum, Ltd.......................  3,191,341   13,109,373
        Omnia Holdings, Ltd.........................    407,582    8,411,146
    *   Palabora Mining Co., Ltd....................    212,506    2,450,080
        Peregrine Holdings, Ltd.....................  1,506,337    2,064,316
        Petmin, Ltd.................................  1,374,464      303,030
        PSG Group, Ltd..............................    596,632    4,905,989
    *   Randgold & Exploration Co., Ltd.............    155,882       33,147
        Raubex Group, Ltd...........................  1,057,077    2,497,581
    *   RCL Foods, Ltd..............................     26,214       44,487
    *   Royal Bafokeng Platinum, Ltd................    123,145      753,671
        Sanlam, Ltd................................. 24,685,296  132,450,694
    *   Sappi, Ltd..................................  8,701,945   25,646,283
    *   Sappi, Ltd. Sponsored ADR...................    695,410    1,961,056
    #   Sasol, Ltd. Sponsored ADR...................    640,884   32,697,902
    *   Sentula Mining, Ltd.........................  1,746,095       61,121
        Sibanye Gold, Ltd...........................    549,461      775,416
    #   Sibanye Gold, Ltd. Sponsored ADR............  2,965,465   16,665,913
        Standard Bank Group, Ltd.................... 18,943,972  241,007,060

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                      SHARES      VALUE++
                                                      ------      -------
   SOUTH AFRICA -- (Continued)
   *   Stefanutti Stocks Holdings, Ltd.............    526,548 $      536,263
   #*  Steinhoff International Holdings, Ltd....... 24,286,822     93,754,826
   *   Super Group, Ltd............................  3,033,558      7,440,601
   *   Telkom SA SOC, Ltd..........................  4,197,773     10,952,779
   *   Times Media Group, Ltd......................    315,205        677,859
       Tongaat Hulett, Ltd.........................    491,322      6,189,276
       Trencor, Ltd................................  1,069,244      7,606,834
       Value Group, Ltd............................    976,777        665,005
   #*  Village Main Reef, Ltd......................    659,790         30,241
       Zeder Investments, Ltd......................  2,317,644        999,553
                                                               --------------
   TOTAL SOUTH AFRICA..............................             1,395,206,675
                                                               --------------

   SOUTH KOREA -- (14.6%)
       Aekyung Petrochemical Co., Ltd..............     18,796      1,054,819
   #   AK Holdings, Inc............................     34,127      1,291,356
       AMOREPACIFIC Group..........................     10,461      3,691,515
       Asia Cement Co., Ltd........................     36,191      3,309,476
       Asia Paper Manufacturing Co., Ltd...........     37,150        750,705
   #*  AUK Corp....................................    633,480      1,465,040
       Bookook Securities Co., Ltd.................     28,655        381,524
       Boryung Pharmaceutical Co., Ltd.............     39,096      1,395,747
       BS Financial Group, Inc.....................  1,606,361     25,789,790
       Busan City Gas Co., Ltd.....................     81,980      2,239,845
       BYC Co., Ltd................................        810        144,190
   #   Byucksan Corp...............................    156,140        381,050
   #   Capro Corp..................................     79,730        583,213
   #*  Celltrion Pharm, Inc........................      7,951         92,489
   *   China Great Star International, Ltd.........    425,611        742,825
   #*  China Ocean Resources Co., Ltd..............    808,940      3,295,137
       Chosun Refractories Co., Ltd................      9,371        694,907
       CJ Corp.....................................    199,265     20,841,020
   *   CJ E&M Corp.................................    120,198      4,155,852
   #*  CJ Korea Express Co., Ltd...................     99,247      8,627,215
       CKD Bio Corp................................     20,570        314,880
   #*  Cosmochemical Co., Ltd......................    140,210      1,274,784
   #   Dae Dong Industrial Co., Ltd................    145,130        834,259
   #   Dae Han Flour Mills Co., Ltd................     14,607      1,967,582
       Dae Won Kang Up Co., Ltd....................    245,096      1,734,026
   #*  Dae Young Packaging Co., Ltd................  1,121,470        900,915
   #   Dae-Il Corp.................................     66,990        307,331
       Daechang Co., Ltd...........................    866,590        864,015
       Daeduck GDS Co., Ltd........................    281,480      5,171,549
   #   Daegu Department Store......................    122,031      1,887,060
   #   Daehan Steel Co., Ltd.......................    183,220      1,137,138
       Daekyo Co., Ltd.............................    521,770      3,299,732
   #   Daelim Industrial Co., Ltd..................    453,905     42,132,905
       Daelim Trading Co., Ltd.....................     13,834         52,481
   #   Daesang Holdings Co., Ltd...................    142,836      1,007,302
   #   Daesung Holdings Co., Ltd...................     41,070        333,457
       Daewon San Up Co., Ltd......................     17,666        142,229
   #*  Daewoo Engineering & Construction Co., Ltd..  1,174,710      9,518,133
       Daewoo Securities Co., Ltd..................  2,825,042     26,366,648

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                          ------     -------
 SOUTH KOREA -- (Continued)
 #   Daewoo Shipbuilding & Marine Engineering Co., Ltd..   789,352 $24,856,260
     Daewoong Co., Ltd..................................     5,078     178,545
 *   Dahaam E-Tec Co., Ltd..............................     3,535      59,986
     Daishin Securities Co., Ltd........................   638,515   5,328,049
 #   Daou Data Corp.....................................   138,807     574,068
 #   Daou Technology, Inc...............................   321,778   4,409,737
 #*  Dasan Networks, Inc................................   145,116     868,276
     DGB Financial Group, Inc........................... 1,293,172  20,748,513
 #*  Digitech Systems Co., Ltd..........................    10,779      62,343
 #   Dong Ah Tire & Rubber Co., Ltd.....................    81,994   1,367,661
 #*  Dong Yang Gang Chul Co., Ltd.......................   291,430     580,864
 #   Dong-Ah Geological Engineering Co., Ltd............    45,500     375,074
     Dong-Il Corp.......................................    19,098     924,469
     Dongbang Agro Co...................................    17,110     103,319
 #   Dongbang Transport Logistics Co., Ltd..............   244,640     592,120
     Dongbu CNI Co., Ltd................................    16,040      62,771
 #*  Dongbu Corp........................................    53,090     166,893
 #*  Dongbu HiTek Co., Ltd..............................   368,964   2,101,156
     Dongbu Securities Co., Ltd.........................   351,526   1,168,455
 *   Dongbu Steel Co., Ltd..............................   385,814     911,380
 #   Dongil Industries Co., Ltd.........................    18,961     941,553
 *   Dongkook Industrial Co., Ltd.......................   248,640     680,966
 #   Dongkuk Steel Mill Co., Ltd........................   719,049  10,049,355
     DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd.........   114,484     444,922
     Dongsung Holdings Co., Ltd.........................   195,870     961,594
 #   Dongwha Pharm Co., Ltd.............................   261,900   1,373,477
 #   Dongwon F&B Co., Ltd...............................    18,686   1,910,171
 *   Dongwon Systems Corp...............................     3,175      20,965
     Dongyang Mechatronics Corp.........................    11,660     132,788
 #   Doosan Corp........................................   109,796  14,708,880
 #*  Doosan Engine Co., Ltd.............................   112,890   1,003,642
 #*  Doosan Engineering & Construction Co., Ltd.........   364,280     796,142
     Doosan Heavy Industries & Construction Co., Ltd....   125,000   5,101,681
 #*  Doosan Infracore Co., Ltd..........................   354,010   5,067,028
     DRB Holding Co., Ltd...............................   124,305     910,015
     DRB Industrial Co., Ltd............................   117,204     974,341
     E-Mart Co., Ltd....................................    37,775   9,039,412
 #*  Eagon Industries Co., Ltd..........................    13,300     161,629
     Easy Bio, Inc......................................    23,186     101,410
     Eugene Corp........................................   199,842     544,703
 *   Eugene Investment & Securities Co., Ltd............   763,229   1,575,931
     Fursys, Inc........................................    31,503     928,073
 #   Gaon Cable Co., Ltd................................    18,587     342,555
     Global & Yuasa Battery Co., Ltd....................    34,827   1,634,069
 *   GNCO Co., Ltd......................................    56,982      85,848
     Green Cross Holdings Corp..........................    50,710     631,789
     GS Engineering & Construction Corp.................   515,821  17,415,440
     GS Global Corp.....................................     3,370      30,720
     GS Holdings........................................   750,939  41,352,074
     Gwangju Shinsegae Co., Ltd.........................     5,985   1,480,460
 #   Halla Corp.........................................   247,941   1,244,521
     Han Kuk Carbon Co., Ltd............................    49,800     418,043

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                SHARES     VALUE++
                                                                ------     -------
SOUTH KOREA -- (Continued)
    Hana Financial Group, Inc................................. 4,078,729 $156,836,439
#   Handok, Inc...............................................    34,880      569,178
    Handsome Co., Ltd.........................................   214,790    6,149,602
    Hanil Cement Co., Ltd.....................................    52,145    4,100,734
    Hanil E-Wha Co., Ltd......................................    37,380      772,479
#*  Hanjin Heavy Industries & Construction Co., Ltd...........   677,791    7,856,983
    Hanjin Heavy Industries & Construction Holdings Co., Ltd..   181,040    1,561,065
*   Hanjin Kal Corp...........................................    12,388      164,084
#*  Hanjin Shipping Co., Ltd.................................. 1,206,540    8,790,746
*   Hanjin Shipping Holdings Co., Ltd.........................   164,924      828,032
#   Hanjin Transportation Co., Ltd............................   140,220    2,423,911
*   Hankuk Glass Industries, Inc..............................    28,180      434,247
#   Hankuk Paper Manufacturing Co., Ltd.......................    32,780      732,057
#*  Hanmi Science Co., Ltd....................................    13,270      199,751
    Hanmi Semiconductor Co., Ltd..............................    65,150      770,593
#*  Hansol HomeDeco Co., Ltd..................................   321,490      526,669
    Hansol Paper Co...........................................   647,244    7,498,153
#   Hanwha Chemical Corp...................................... 1,436,095   31,520,164
    Hanwha Corp...............................................   594,563   22,504,575
*   Hanwha General Insurance Co., Ltd.........................   111,213      439,929
*   Hanwha Investment & Securities Co., Ltd...................   918,791    3,107,661
    Hanwha Life Insurance Co., Ltd............................ 1,498,105   10,017,335
    Hanwha Timeworld Co., Ltd.................................    12,290      377,521
    Hanyang Securities Co., Ltd...............................    90,530      530,771
#   Heung-A Shipping Co., Ltd.................................   632,727      948,036
#   Hitejinro Holdings Co., Ltd...............................    99,611    1,084,266
    HMC Investment Securities Co., Ltd........................   259,785    2,609,148
#   HS R&A Co., Ltd...........................................    37,336      655,961
    Humax Co., Ltd............................................    42,979      508,448
#   Husteel Co., Ltd..........................................    59,490    1,087,025
    Hwacheon Machine Tool Co., Ltd............................    14,227      691,621
    Hyosung Corp..............................................   380,987   25,684,458
#*  Hyundai BNG Steel Co., Ltd................................   145,750    1,905,422
#   Hyundai Development Co....................................   904,704   20,110,029
#   Hyundai Heavy Industries Co., Ltd.........................   232,115   55,428,393
    Hyundai Hy Communications & Networks Co., Ltd.............   207,730      931,520
#   Hyundai Mipo Dockyard.....................................    80,748   12,851,903
    Hyundai Motor Co..........................................   310,959   74,084,064
    Hyundai Securities Co., Ltd............................... 1,779,448   11,300,350
#   Hyundai Steel Co.......................................... 1,197,245   98,578,876
#   Hyunjin Materials Co., Ltd................................    64,806      427,939
#   Il Dong Pharmaceutical Co., Ltd...........................   133,130    1,483,719
#   Iljin Electric Co., Ltd...................................   285,940    1,653,425
#   Ilshin Spinning Co., Ltd..................................    16,366    1,705,598
#   Ilsung Pharmaceuticals Co., Ltd...........................     9,407      692,180
    Industrial Bank of Korea.................................. 2,572,180   29,712,965
    Intergis Co., Ltd.........................................    24,590      164,910
#   INTOPS Co., Ltd...........................................    62,298    1,326,310
    Inzi Controls Co., Ltd....................................    89,540      445,821
#   INZI Display Co., Ltd.....................................   337,768      609,175
#*  IS Dongseo Co., Ltd.......................................   121,855    1,888,390
#   ISU Chemical Co., Ltd.....................................   164,530    2,559,428

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                      SHARES     VALUE++
                                                      ------     -------
    SOUTH KOREA -- (Continued)
    *   JB Financial Group Co., Ltd.................   707,883 $  4,838,132
    #   Jeil Pharmaceutical Co......................    73,180      889,354
        JW Pharmaceutical Corp......................   102,840    1,490,587
        KB Financial Group, Inc..................... 2,902,753  114,320,481
        KB Financial Group, Inc. ADR................ 3,182,416  123,509,565
    #   KC Tech Co., Ltd............................   332,012    1,521,242
        KCC Corp....................................    64,340   25,801,791
    #*  Keangnam Enterprises, Ltd...................   131,000      419,378
    *   KEC Corp....................................   124,522      116,986
    #   Keyang Electric Machinery Co., Ltd..........   393,920    1,213,005
    #   KG Chemical Corp............................    47,243      779,572
        KISCO Corp..................................    56,021    1,500,492
    #   KISCO Holdings Co., Ltd.....................    11,673      455,672
    #   Kishin Corp.................................   109,475      825,992
        KISWIRE, Ltd................................    69,836    2,433,542
        Kolon Corp..................................    85,335    1,598,537
    *   Kolon Global Corp...........................   308,890    1,125,280
    #   Kolon Industries, Inc.......................   178,594    9,973,208
        Korea Airport Service Co., Ltd..............    16,100      329,133
    #   Korea Cast Iron Pipe Industries Co., Ltd....     7,358       26,640
        Korea Electric Terminal Co., Ltd............    89,230    3,612,511
    #   Korea Export Packaging Industrial Co., Ltd..     5,290      122,680
    #*  Korea Flange Co., Ltd.......................    58,810      749,424
        Korea Investment Holdings Co., Ltd..........   542,836   21,177,935
    *   Korea Petrochemical Ind Co., Ltd............    45,171    3,163,125
    *   Korean Air Lines Co., Ltd...................    25,635      817,643
        Korean Reinsurance Co.......................   114,130    1,279,127
    #   KPF.........................................    36,644      241,307
    #   KPX Chemical Co., Ltd.......................    12,852      840,278
    *   KTB Investment & Securities Co., Ltd........ 1,066,210    2,392,124
        Kukdo Chemical Co., Ltd.....................    51,898    2,472,442
    #   Kumho Electric Co., Ltd.....................    52,624    1,300,132
    #   Kunsul Chemical Industrial Co., Ltd.........    26,860      730,652
        Kwang Dong Pharmaceutical Co., Ltd..........   139,830      960,342
    #*  Kyeryong Construction Industrial Co., Ltd...    42,770      353,195
        Kyobo Securities Co.........................   272,242    1,170,835
    #   Kyung Dong Navien Co., Ltd..................    25,220      431,706
    #   Kyung-In Synthetic Corp.....................   184,400      747,898
    #*  Kyungbang, Ltd..............................     9,187      998,304
        LG Corp..................................... 1,083,610   64,060,394
    #*  LG Display Co., Ltd......................... 1,309,420   30,649,369
    #*  LG Display Co., Ltd. ADR.................... 3,996,524   46,759,331
    #   LG Electronics, Inc......................... 1,776,548  113,798,502
        LG Hausys, Ltd..............................    55,732    6,745,668
        LG International Corp.......................    60,310    1,692,360
    *   LG Uplus Corp............................... 3,029,481   34,687,841
        LIG Insurance Co., Ltd......................    88,290    2,197,482
    #   Livart Furniture Co., Ltd...................    29,460      292,667
    #   Lotte Chemical Corp.........................    52,363   10,729,150
        Lotte Chilsung Beverage Co., Ltd............     9,880   14,673,940
        Lotte Confectionery Co., Ltd................     9,339   16,014,776
        Lotte Food Co., Ltd.........................       525      323,996

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                   SHARES     VALUE++
                                                   ------     -------
        SOUTH KOREA -- (Continued)
        *   Lotte Non-Life Insurance Co., Ltd....    23,240 $     65,824
            Lotte Shopping Co., Ltd..............   166,351   63,151,656
            Meritz Finance Group, Inc............    16,600       85,538
            Meritz Securities Co., Ltd........... 2,576,974    4,085,062
            Mi Chang Oil Industrial Co., Ltd.....     4,691      347,142
            Mirae Asset Securities Co., Ltd......   414,359   13,974,649
        #   MK Electron Co., Ltd.................    99,673      442,627
        #   Moorim P&P Co., Ltd..................   422,608    2,483,313
        #*  Moorim Paper Co., Ltd................   205,480      463,986
            Motonic Corp.........................   121,010    1,087,193
        #   Namhae Chemical Corp.................    23,510      160,593
            Namyang Dairy Products Co., Ltd......     4,383    3,575,276
            National Plastic Co..................   146,060      721,941
        #*  NEOWIZ HOLDINGS Corp.................    69,796      736,439
        #   Nexen Corp...........................    13,326      939,261
            NH Investment & Securities Co., Ltd..   406,621    1,842,284
            NICE Holdings Co., Ltd...............     7,100       86,756
        #   NK Co., Ltd..........................   196,310      684,700
        #   Nong Shim Holdings Co., Ltd..........    24,347    1,748,413
            NongShim Co., Ltd....................    40,829    9,887,002
        #   OCI Materials Co., Ltd...............     5,913      185,091
        #*  Osung LST Co., Ltd...................   184,874      464,337
            Ottogi Corp..........................     8,693    2,807,830
        #   Paik Kwang Industrial Co., Ltd.......   100,134      354,709
        #*  PaperCorea, Inc......................   404,380      305,205
        #   Poongsan Corp........................   422,600   11,747,645
            Poongsan Holdings Corp...............    49,788    1,319,379
            POSCO................................   681,110  203,339,180
        #   POSCO ADR............................ 1,626,923  121,140,686
        *   POSCO Coated & Color Steel Co., Ltd..    23,830      314,703
        *   PSK, Inc.............................    84,155      800,855
            Pulmuone Holdings Co., Ltd...........     7,118      351,870
        #   Pyeong Hwa Automotive Co., Ltd.......     6,626      153,510
        #   S&T Dynamics Co., Ltd................   380,544    5,092,283
            S&T Holdings Co., Ltd................    87,883    1,638,452
        #   S&T Motiv Co., Ltd...................   128,920    3,641,061
            Saeron Automotive Corp...............     1,995       15,244
        #*  Sajo Industries Co., Ltd.............    11,546      321,136
        *   Sajodaerim Corp......................       170        1,578
            Sam Young Electronics Co., Ltd.......   159,570    1,420,424
            Sam Yung Trading Co., Ltd............    28,584      455,966
        #   SAMHWA Paints Industrial Co., Ltd....     2,030       17,662
        #*  Samick Musical Instruments Co., Ltd.. 1,125,740    1,929,793
            Samlip General Foods Co., Ltd........     6,320      296,078
            Samsung C&T Corp..................... 1,386,322   82,261,509
            Samsung Life Insurance Co., Ltd......       895       88,126
        #   Samsung SDI Co., Ltd.................   520,138   86,702,427
        *   Samwhan Corp.........................         1            3
        #   Samyang Genex Co., Ltd...............    11,337      919,860
            Samyang Holdings Corp................    89,042    7,438,962
            Samyang Tongsang Co., Ltd............     8,060      196,199
        #   Samyoung Chemical Co., Ltd...........   220,260      508,479

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES     VALUE++
                                                        ------     -------
  SOUTH KOREA -- (Continued)
      SAVEZONE I&C Corp...............................    27,710 $    122,376
      Seah Besteel Corp...............................   168,664    4,408,893
      SeAH Holdings Corp..............................    13,089    1,213,329
  #   SeAH Steel Corp.................................    36,098    3,069,088
      Sebang Co., Ltd.................................   137,830    2,480,928
  #   Sejong Industrial Co., Ltd......................   102,930    1,613,368
  #   Sempio Foods Co.................................     3,110       62,693
  *   Seohee Construction Co., Ltd.................... 1,753,286    1,104,543
  *   Seong An Co., Ltd...............................    86,190       57,709
      Seowon Co., Ltd.................................   100,110      175,245
  *   Sewon Cellontech Co., Ltd.......................    12,330       34,226
  #*  SG Corp......................................... 1,945,560    1,276,257
      Shin Poong Pharmaceutical Co., Ltd..............   120,505      578,215
      Shinhan Financial Group Co., Ltd................ 5,415,719  236,144,882
  #   Shinhan Financial Group Co., Ltd. ADR........... 1,630,308   70,657,548
      Shinsegae Co., Ltd..............................    41,475   10,441,482
  #   Shinsegae Information & Communication Co., Ltd..     5,726      375,652
  #*  Shinsung Solar Energy Co., Ltd..................   765,627      857,801
  #*  Shinsung Tongsang Co., Ltd...................... 1,106,860    1,145,895
      Shinyoung Securities Co., Ltd...................    35,820    1,416,221
  #   Silla Co., Ltd..................................    64,953    1,790,323
      Sindoh Co., Ltd.................................    43,098    2,841,585
      SJM Co., Ltd....................................    17,794      174,460
      SK Chemicals Co., Ltd...........................   113,742    5,560,520
      SK Gas Co., Ltd.................................    47,214    3,332,110
      SK Holdings Co., Ltd............................   530,249   96,102,228
      SK Innovation Co., Ltd..........................   845,193  118,461,430
  #   SK Networks Co., Ltd............................ 2,219,296   13,932,180
  *   SK Securities Co., Ltd.......................... 3,931,860    2,976,832
  #   SKC Co., Ltd....................................    42,000    1,274,768
  #   SL Corp.........................................   140,660    1,959,009
  #   Songwon Industrial Co., Ltd.....................   121,460    1,309,140
  *   Ssangyong Cement Industrial Co., Ltd............   289,296    1,612,144
      STX Corp. Co., Ltd..............................   417,563      700,987
  *   STX Engine Co., Ltd.............................   340,110    1,680,194
  *   STX Offshore & Shipbuilding Co., Ltd............   850,640    2,485,962
  #*  STX Pan Ocean Co., Ltd..........................   956,910    1,014,354
      Suheung Capsule Co., Ltd........................    31,370    1,118,655
      Sun Kwang Co., Ltd..............................    20,098      338,769
  #*  Sungchang Enterprise Holdings, Ltd..............    16,000      267,149
  #*  Sungshin Cement Co., Ltd........................    78,030      411,863
      Sungwoo Hitech Co., Ltd.........................    66,157    1,023,415
  #   Tae Kyung Industrial Co., Ltd...................   116,020      513,110
      Taekwang Industrial Co., Ltd....................     4,300    5,313,715
  #*  Taewoong Co., Ltd...............................    70,311    2,096,176
      Taeyoung Engineering & Construction Co., Ltd....   564,040    3,042,831
  #   Tailim Packaging Industrial Co., Ltd............   374,220      917,343
      TCC Steel.......................................    48,310      165,959
  #*  TK Chemical Corp................................   329,048      518,529
  *   Tong Kook Corp..................................       607           --
  #   Tong Yang Moolsan Co., Ltd......................    72,180      637,023
      Tongyang Life Insurance.........................    79,490      843,359

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                     SHARES      VALUE++
                                                     ------      -------
   SOUTH KOREA -- (Continued)
       TONGYANG Securities, Inc...................    918,859 $    2,091,364
   *   Top Engineering Co., Ltd...................     49,113        217,928
   #   TS Corp....................................     65,206      1,719,721
   #   Unid Co., Ltd..............................     46,751      2,932,364
       Union Steel................................     38,477        560,728
   #*  WillBes & Co. (The)........................    538,070        546,915
       Wiscom Co., Ltd............................     32,980        152,891
   #*  Woongjin Energy Co., Ltd...................    751,750      1,522,285
   *   Woongjin Thinkbig Co., Ltd.................    156,120        891,585
       Wooree ETI Co., Ltd........................     87,561        252,908
       Woori Finance Holdings Co., Ltd............  5,158,647     61,115,805
   #   Woori Finance Holdings Co., Ltd. ADR.......      8,505        298,015
       Woori Financial Co., Ltd...................     93,191      1,946,181
       Woori Investment & Securities Co., Ltd.....  2,467,643     26,061,288
   #   WooSung Feed Co., Ltd......................    284,940        748,571
       YESCO Co., Ltd.............................     30,550      1,008,164
   #   Yoosung Enterprise Co., Ltd................     76,905        367,026
   #   YooSung T&S Co., Ltd.......................     27,033         54,806
       Youlchon Chemical Co., Ltd.................    159,540      1,871,797
       Young Poong Corp...........................      4,632      6,161,321
   *   Young Poong Mining & Construction Corp.....     18,030             --
   #   Young Poong Precision Corp.................     48,300        454,405
       Youngone Holdings Co., Ltd.................     29,112      1,772,991
       YuHwa Securities Co., Ltd..................     28,680        319,854
   *   Zinus, Inc.................................      1,866             --
                                                              --------------
   TOTAL SOUTH KOREA..............................             3,034,397,344
                                                              --------------

   TAIWAN -- (13.9%)
       Ability Enterprise Co., Ltd................  2,238,000      1,687,592
       AcBel Polytech, Inc........................  4,916,219      4,975,525
       Accton Technology Corp.....................  8,825,156      4,821,350
   #*  Acer, Inc.................................. 47,368,364     30,948,628
       ACES Electronic Co., Ltd...................    489,000        362,950
   #   ACHEM TECHNOLOGY Corp......................  3,011,984      1,732,289
   *   Action Electronics Co., Ltd................  3,511,084        741,628
   *   Advanced Connectek, Inc....................    381,000        133,985
       Advanced International Multitech Co., Ltd..    127,000        138,046
   *   Advanced Power Electronics Corp............    515,000        287,947
   *   AGV Products Corp..........................  7,871,701      2,572,788
       AimCore Technology Co., Ltd................    396,797        584,751
       Alcor Micro Corp...........................    313,000        297,420
       Allis Electric Co., Ltd....................  1,471,000        501,043
   #   Alpha Networks, Inc........................  5,872,237      3,815,076
   #   Altek Corp.................................  6,185,808      4,703,061
   #   Ambassador Hotel (The).....................    828,000        824,334
       AMPOC Far-East Co., Ltd....................  1,772,000      1,508,028
       AmTRAN Technology Co., Ltd................. 11,031,956      7,064,404
       Anpec Electronics Corp.....................    147,000        101,614
   #   APCB, Inc..................................  2,584,000      1,608,410
       Apex Science & Engineering.................    548,248        311,183
       Arcadyan Technology Corp...................    848,000      1,175,468
       Ardentec Corp..............................  1,123,280        751,876

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES      VALUE++
                                                       ------      -------
    TAIWAN -- (Continued)
    *   Arima Communications Corp...................     251,566 $   127,729
    #   Asia Cement Corp............................  25,637,049  34,776,323
    *   Asia Optical Co., Inc.......................   4,243,290   4,215,001
    #   Asia Polymer Corp...........................   4,053,478   3,551,993
        Asia Vital Components Co., Ltd..............   4,863,984   2,818,517
        Asustek Computer, Inc.......................     308,000   2,350,685
    #*  AU Optronics Corp...........................  52,352,812  17,124,178
    #*  AU Optronics Corp. Sponsored ADR............   9,342,184  29,521,301
    #   Audix Corp..................................   1,800,164   1,909,555
        Avermedia Technologies......................   3,018,000   1,472,328
    *   Avision, Inc................................   2,782,555   1,084,616
        AVY Precision Technology, Inc...............     166,000     282,714
        Bank of Kaohsiung...........................   6,588,900   2,128,856
        Basso Industry Corp.........................     819,000     950,319
    #   BES Engineering Corp........................  24,933,443   7,633,147
        Biostar Microtech International Corp........   2,799,055   1,022,499
    *   Bright Led Electronics Corp.................   1,595,000     695,978
    #   C Sun Manufacturing, Ltd....................   2,535,837   1,798,207
    #   Cameo Communications, Inc...................   3,060,197   1,005,819
        Capital Securities Corp.....................  24,281,447   8,317,336
        Career Technology MFG. Co., Ltd.............   1,535,000   1,461,968
        Carnival Industrial Corp....................   6,172,000   1,858,343
        Cathay Chemical Works.......................     959,000     571,656
        Cathay Real Estate Development Co., Ltd.....  14,314,421   9,981,866
        Celxpert Energy Corp........................     262,000     140,063
        Central Reinsurance Co., Ltd................   2,562,016   1,156,648
        ChainQui Construction Development Co., Ltd..   1,547,173   1,129,609
    *   Champion Building Materials Co., Ltd........   6,279,828   2,818,062
    *   Chang Ho Fibre Corp.........................      78,000      28,384
        Chang Hwa Commercial Bank...................  87,425,711  52,443,179
        Channel Well Technology Co., Ltd............     284,000     135,560
        Charoen Pokphand Enterprise.................   3,296,000   1,729,381
        Chen Full International Co., Ltd............     550,000     493,791
        Cheng Loong Corp............................  13,705,659   6,482,080
        Cheng Uei Precision Industry Co., Ltd.......   4,391,635   9,209,820
        Chia Chang Co., Ltd.........................     860,000   1,117,780
    *   Chia Hsin Cement Corp.......................   7,583,191   3,870,575
    #   Chien Kuo Construction Co., Ltd.............   4,979,247   2,394,381
    *   Chien Shing Stainless Steel.................   1,034,000     138,455
        Chilisin Electronics Corp...................   1,683,836   1,618,570
        Chin-Poon Industrial Co.....................   6,084,815  10,155,204
    *   China Airlines, Ltd.........................  44,441,353  16,098,593
        China Chemical & Pharmaceutical Co., Ltd....   4,203,264   3,592,764
        China Development Financial Holding Corp.... 202,041,960  60,389,073
        China Electric Manufacturing Corp...........   3,862,200   1,838,948
        China General Plastics Corp.................   7,124,260   4,406,420
    #   China Glaze Co., Ltd........................   2,312,363   1,116,252
        China Life Insurance Co., Ltd...............   9,321,780   9,148,200
    *   China Manmade Fibers Corp...................  21,204,813   9,007,219
        China Metal Products........................   3,560,362   5,274,073
    #   China Motor Corp............................  11,464,749  10,955,965
    #   China Petrochemical Development Corp........  33,049,397  16,620,631

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                           ------     -------
TAIWAN -- (Continued)
*   China Rebar Co., Ltd................................    439,188 $        --
    China Steel Structure Co., Ltd......................  1,435,219   1,785,925
#   China Synthetic Rubber Corp.........................  8,022,711   7,779,581
*   China United Trust & Investment Corp................    493,999          --
*   China Wire & Cable Co., Ltd.........................  2,900,000   1,357,829
    Chinese Maritime Transport, Ltd.....................  1,496,000   1,925,378
*   Chun YU Works & Co., Ltd............................  2,927,000   1,112,594
    Chun Yuan Steel.....................................  6,454,287   2,472,188
    Chung Hsin Electric & Machinery Manufacturing Corp..  6,609,000   5,148,858
*   Chung Hung Steel Corp............................... 12,373,046   3,543,191
*   Chung Hwa Pulp Corp.................................  6,750,011   2,173,784
*   Chung Shing Textile Co., Ltd........................        600          --
*   Chunghwa Picture Tubes, Ltd......................... 55,899,412   3,066,013
*   Chyang Sheng Dyeing & Finishing Co., Ltd............    328,000     177,297
#*  CMC Magnetics Corp.................................. 50,000,830   8,426,822
    CoAsia Microelectronics Corp........................  1,437,350     785,014
    Collins Co., Ltd....................................  2,467,224     917,607
#   Compal Electronics, Inc............................. 69,912,332  54,703,078
    Compeq Manufacturing Co............................. 21,479,000  10,851,261
*   Compex International Co., Ltd.......................     46,400          --
*   Concord Securities Corp.............................  1,749,000     458,203
    Continental Holdings Corp...........................  7,293,848   2,657,101
    Coretronic Corp.....................................  7,759,000   6,786,306
*   Cosmos Bank Taiwan..................................    948,872     473,348
#   Coxon Precise Industrial Co., Ltd...................  2,217,000   3,903,300
    Creative Sensor, Inc................................    301,000     181,207
*   Crystalwise Technology, Inc.........................    127,000      98,301
    CSBC Corp. Taiwan...................................  5,889,654   3,756,902
    CTBC Financial Holding Co., Ltd..................... 86,725,355  58,828,637
    CviLux Corp.........................................     22,000      26,376
    D-Link Corp......................................... 11,107,939   6,721,979
#   DA CIN Construction Co., Ltd........................  2,614,579   2,318,921
*   Danen Technology Corp...............................     22,000      11,217
    Darfon Electronics Corp.............................  6,405,950   4,858,763
    Delpha Construction Co., Ltd........................  3,970,016   1,614,556
    Depo Auto Parts Ind Co., Ltd........................    236,000     828,392
*   Der Pao Construction Co., Ltd.......................  1,139,000          --
    DFI, Inc............................................    387,280     425,971
*   Dynamic Electronics Co., Ltd........................  4,194,324   1,644,282
#*  E Ink Holdings, Inc.................................  9,534,000   5,352,435
#*  E-Ton Solar Tech Co., Ltd...........................  4,038,443   2,484,423
    E.Sun Financial Holding Co., Ltd.................... 73,360,913  49,129,938
*   Eastern Media International Corp.................... 12,884,399   2,126,971
    Edimax Technology Co., Ltd..........................  3,202,902   1,427,422
#   Edison Opto Corp....................................    729,000     862,720
    Edom Technology Co., Ltd............................    943,800     456,129
    Elite Material Co., Ltd.............................  2,905,905   2,407,204
    Elite Semiconductor Memory Technology, Inc..........  1,776,000   2,335,331
    Elitegroup Computer Systems Co., Ltd................ 13,565,066   5,828,278
    ENG Electric Co., Ltd...............................    516,000     430,947
    Entie Commercial Bank...............................  2,271,232   1,170,211
*   Entire Technology Co., Ltd..........................     20,000      21,460

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                         ------      -------
TAIWAN -- (Continued)
*   Episil Technologies, Inc..........................   2,910,000 $  1,009,208
#   Epistar Corp......................................  14,736,000   25,553,577
    Eternal Chemical Co., Ltd.........................   1,630,000    1,490,084
*   Etron Technology, Inc.............................   2,231,000    1,082,041
*   Eva Airways Corp..................................   9,947,850    5,537,577
*   Ever Fortune Industrial Co., Ltd..................     409,000           --
*   Everest Textile Co., Ltd..........................   3,892,002    1,140,872
    Evergreen International Storage & Transport Corp..   9,380,000    6,372,129
*   Evergreen Marine Corp. Taiwan, Ltd................  32,195,998   18,942,027
    Everlight Chemical Industrial Corp................   1,994,005    1,844,344
#   Everlight Electronics Co., Ltd....................   2,417,000    4,566,746
*   Everspring Industry Co............................     686,180      406,946
#   Excelsior Medical Co., Ltd........................   1,410,200    3,112,180
#   Far Eastern Department Stores Co., Ltd............   4,919,652    5,291,653
#   Far Eastern International Bank....................  27,026,817   11,216,604
#*  Farglory F T Z Investment Holding Co., Ltd........     544,000      417,294
    Farglory Land Development Co., Ltd................     457,000      839,439
    Federal Corp......................................   6,978,685    5,503,074
*   First Copper Technology Co., Ltd..................   3,667,750    1,191,288
    First Financial Holding Co., Ltd.................. 126,315,215   78,177,705
    First Hotel.......................................   1,187,590      764,689
#   First Insurance Co., Ltd..........................   3,960,064    2,624,401
    First Steamship Co., Ltd..........................   5,393,173    3,722,770
    Forhouse Corp.....................................   7,911,635    3,025,131
#   Formosa Advanced Technologies Co., Ltd............   1,264,000      780,573
#*  Formosa Epitaxy, Inc..............................   8,578,000    5,218,841
    Formosa Oilseed Processing........................   1,111,977      537,640
    Formosa Taffeta Co., Ltd..........................  10,729,511   13,335,659
    Formosan Rubber Group, Inc........................   8,118,000    7,702,794
    Formosan Union Chemical...........................   2,827,034    1,356,169
#   Fortune Electric Co., Ltd.........................     436,000      272,207
#   Founding Construction & Development Co., Ltd......   3,092,474    2,033,838
    Foxlink Image Technology Co., Ltd.................     541,000      340,678
*   Froch Enterprise Co., Ltd.........................   1,898,000      619,843
    FSP Technology, Inc...............................   1,830,283    1,690,073
    Fubon Financial Holding Co., Ltd..................  88,739,471  130,052,844
    Fullerton Technology Co., Ltd.....................   1,753,200    1,443,124
#*  Fulltech Fiber Glass Corp.........................   4,505,690    1,824,117
    Fwusow Industry Co., Ltd..........................   2,782,995    1,711,402
#   G Shank Enterprise Co., Ltd.......................   2,830,880    1,752,732
*   Gallant Precision Machining Co., Ltd..............   1,123,000      481,093
#   Gemtek Technology Corp............................   6,437,962    6,248,868
#*  Genesis Photonics, Inc............................   2,140,000    1,259,476
#   Getac Technology Corp.............................  11,072,065    6,096,533
#*  Giantplus Technology Co., Ltd.....................   1,289,100      389,348
    Giga Solution Tech Co., Ltd.......................     548,000      295,354
    Gigabyte Technology Co., Ltd......................   9,308,287   10,392,479
#*  Gigastorage Corp..................................   5,891,600    4,751,691
#*  Gintech Energy Corp...............................   6,960,942    7,485,630
*   Global Brands Manufacture, Ltd....................   5,041,951    1,799,497
#   Global Lighting Technologies, Inc.................     552,000      560,329
*   Globe Union Industrial Corp.......................   2,671,000    2,030,525

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                         ------      -------
  TAIWAN -- (Continued)
  #   Gloria Material Technology Corp.................   4,263,150 $ 2,917,015
  #*  Gold Circuit Electronics, Ltd...................   9,631,965   2,516,110
      Goldsun Development & Construction Co., Ltd.....  23,049,261   9,529,237
      Good Will Instrument Co., Ltd...................     466,380     286,831
      Grand Pacific Petrochemical.....................  17,166,000  13,249,262
      Great China Metal Industry......................     871,000   1,034,348
      Great Wall Enterprise Co., Ltd..................   3,780,767   3,407,512
  #*  Green Energy Technology, Inc....................   4,571,880   4,046,853
  #*  GTM Corp........................................   2,449,000   1,323,369
  #   Hannstar Board Corp.............................   5,444,635   2,212,383
  #*  HannStar Display Corp...........................  49,769,000  16,664,100
  *   Harvatek Corp...................................   3,454,459   1,423,208
  *   Helix Technology, Inc...........................      29,585          --
      Hey Song Corp...................................   4,034,000   4,627,233
      Hiroca Holdings, Ltd............................      13,500      38,170
  #*  HiTi Digital, Inc...............................     315,175     292,663
      Hitron Technology, Inc..........................   3,410,525   1,829,673
      Ho Tung Chemical Corp...........................  12,602,052   6,152,893
  #*  Hocheng Corp....................................   4,459,300   1,716,369
      Hold-Key Electric Wire & Cable Co., Ltd.........     515,124     184,242
      Holy Stone Enterprise Co., Ltd..................   2,678,650   3,379,952
  #   Hong TAI Electric Industrial....................   3,862,000   1,314,678
      Horizon Securities Co., Ltd.....................   5,065,000   1,532,803
      Hsin Kuang Steel Co., Ltd.......................   4,316,124   2,750,917
      Hsing TA Cement Co..............................   2,071,980     782,012
      HUA ENG Wire & Cable............................   7,600,035   3,014,210
      Hua Nan Financial Holdings Co., Ltd.............  48,985,430  29,043,140
  *   Hua Yu Lien Development Co., Ltd................       2,799       5,060
  *   Hualon Corp.....................................     257,040          --
      Hung Ching Development & Construction Co., Ltd..   1,937,468   1,246,410
      Hung Poo Real Estate Development Corp...........   3,576,655   3,715,452
  #   Hung Sheng Construction Co., Ltd................   8,769,892   7,492,355
      Huxen Corp......................................     572,281     904,346
  *   Hwa Fong Rubber Co., Ltd........................   3,194,960   1,449,551
  #   I-Chiun Precision Industry Co., Ltd.............   3,790,000   2,463,121
  #   Ichia Technologies, Inc.........................   7,023,260   3,689,739
      Infortrend Technology, Inc......................     880,000     528,524
  #*  Innolux Corp.................................... 122,419,745  48,549,926
  *   Inotera Memories, Inc...........................  32,779,728  21,137,232
  *   Inpaq Technology Co., Ltd.......................     327,000     310,923
      Integrated Memory Logic, Ltd....................      73,000     167,046
      Inventec Corp...................................  34,993,277  31,321,059
      ITE Technology, Inc.............................   2,498,479   2,118,809
  #*  J Touch Corp....................................     832,000     631,660
  *   Janfusun Fancyworld Corp........................     600,179     117,425
      Jentech Precision Industrial Co., Ltd...........      17,000      35,808
  #   Jess-Link Products Co., Ltd.....................   1,094,000   1,016,557
      Jih Sun Financial Holdings Co., Ltd.............   3,662,995   1,050,876
      K Laser Technology, Inc.........................   1,389,601     800,696
  #   Kang Na Hsiung Enterprise Co., Ltd..............   1,655,078     984,646
  *   Kao Hsing Chang Iron & Steel....................   1,118,000     438,757
  #   Kaulin Manufacturing Co., Ltd...................   2,961,656   2,453,225

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                    SHARES      VALUE++
                                                    ------      -------
     TAIWAN -- (Continued)
         KEE TAI Properties Co., Ltd.............      28,000 $     20,112
     *   Kenmec Mechanical Engineering Co., Ltd..   1,314,000      677,133
         Kerry TJ Logistics Co., Ltd.............     304,000      426,328
         Kindom Construction Co..................   5,481,000    6,775,081
         King Yuan Electronics Co., Ltd..........  21,676,805   15,115,110
         King's Town Bank........................  11,813,012   10,509,008
     *   King's Town Construction Co., Ltd.......      30,000       29,028
         Kinko Optical Co., Ltd..................     418,000      429,104
     #   Kinpo Electronics.......................  19,097,375    8,510,943
     #   KS Terminals, Inc.......................   1,250,880    1,214,881
         Kung Sing Engineering Corp..............   1,507,000      753,622
     #   Kuo Toong International Co., Ltd........   1,095,000    1,481,438
     #   Kuoyang Construction Co., Ltd...........   7,664,840    5,124,791
         Kwong Fong Industries...................   4,296,720    3,199,195
         KYE Systems Corp........................   4,677,000    2,013,618
         L&K Engineering Co., Ltd................   2,019,000    2,109,329
         LAN FA Textile..........................   3,158,713    1,021,734
         LCY Chemical Corp.......................     187,000      246,853
     #   Leader Electronics, Inc.................   1,614,056      802,153
         Lealea Enterprise Co., Ltd..............  12,751,118    4,687,695
     #   Ledtech Electronics Corp................     310,000      195,291
     #   LEE CHI Enterprises Co., Ltd............   3,466,900    1,723,195
         Lelon Electronics Corp..................   1,540,200    1,199,855
     #*  Leofoo Development Co...................   5,342,774    2,278,651
     #   LES Enphants Co., Ltd...................     692,000      533,716
         Lextar Electronics Corp.................   1,016,000      868,122
     *   Li Peng Enterprise Co., Ltd.............   9,691,703    4,809,102
         Lien Hwa Industrial Corp................   8,943,990    5,782,329
         Lingsen Precision Industries, Ltd.......   6,464,480    3,355,396
         Lite-On Semiconductor Corp..............   5,612,190    3,383,099
         Lite-On Technology Corp.................  30,042,075   52,593,193
         Long Chen Paper Co., Ltd................   8,162,253    3,223,501
     #   Longwell Co.............................   1,333,000    1,182,994
     #   Lotes Co., Ltd..........................     933,000    2,290,379
     *   Lucky Cement Corp.......................   3,099,000      849,228
     #*  Macronix International..................  69,439,913   16,232,586
         Marketech International Corp............   2,165,000    1,320,573
         Masterlink Securities Corp..............  16,637,000    5,489,920
         Maxtek Technology Co., Ltd..............     193,000      112,167
     #   Mayer Steel Pipe Corp...................   2,472,456    1,193,027
         Maywufa Co., Ltd........................     252,070      142,754
         Mega Financial Holding Co., Ltd......... 135,127,381  117,005,240
     *   Megamedia Corp..........................         782           --
         Meiloon Industrial Co...................   1,613,084    1,246,147
         Mercuries & Associates, Ltd.............   1,863,937    1,400,857
     *   Mercuries Data Systems, Ltd.............     729,800      223,187
     *   Mercuries Life Insurance Co., Ltd.......     278,000      195,221
         Micro-Star International Co., Ltd.......  14,542,985    9,775,049
     *   Microelectronics Technology, Inc........     721,826      466,909
         Mirle Automation Corp...................     565,550      483,132
     *   Mitac Holdings Corp.....................  10,023,725    9,211,885
         Mobiletron Electronics Co., Ltd.........     153,000      191,470

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                      SHARES     VALUE++
                                                      ------     -------
     TAIWAN -- (Continued)
     *   Mosel Vitelic, Inc........................  7,422,506 $ 1,700,685
     #*  Motech Industries, Inc....................  3,195,000   5,944,652
     *   Nan Ren Lake Leisure Amusement Co., Ltd...    917,000     421,085
     #*  Nan Ya Printed Circuit Board Corp.........  3,855,000   5,207,020
     #   Nantex Industry Co., Ltd..................  2,345,766   1,665,081
     *   Nanya Technology Corp.....................  3,851,000     534,566
     #*  Neo Solar Power Corp...................... 10,557,719  11,250,386
         New Asia Construction & Development Corp..  1,810,304     479,112
         New Era Electronics Co., Ltd..............    146,000     187,122
         Nichidenbo Corp...........................    101,330      88,954
         Nien Hsing Textile Co., Ltd...............  4,175,721   4,530,519
     #   Nishoku Technology, Inc...................    260,000     367,336
     #*  Ocean Plastics Co., Ltd...................    628,000     786,433
     *   Optimax Technology Corp...................  1,085,597     174,901
         OptoTech Corp.............................  9,532,000   3,941,761
     *   Orient Semiconductor Electronics, Ltd.....  5,501,276     953,581
         Pacific Construction Co...................  2,329,452     823,652
     #*  Pan Jit International, Inc................  6,633,837   2,864,436
     #   Pan-International Industrial..............  2,937,766   2,351,108
     #   Paragon Technologies Co., Ltd.............  1,221,191   1,569,613
     #   Pegatron Corp............................. 28,348,998  39,500,652
         Phihong Technology Co., Ltd...............  2,723,320   1,680,884
     *   Picvue Electronics, Ltd...................    241,600          --
         Plotech Co., Ltd..........................    760,282     270,577
         Portwell, Inc.............................    669,000     625,363
     *   Potrans Electrical Corp...................  1,139,000          --
         Pou Chen Corp............................. 29,022,550  35,352,241
     *   Powercom Co., Ltd.........................  1,347,500     257,918
     #   Powertech Industrial Co., Ltd.............    271,000     156,618
     #   Powertech Technology, Inc................. 11,391,000  20,528,082
         President Securities Corp................. 12,690,992   7,149,978
         Prime Electronics Satellitics, Inc........    269,000     210,353
     #   Prince Housing & Development Corp.........  2,693,782   1,735,460
     *   Procomp Informatics, Ltd..................    391,440          --
     *   Prodisc Technology, Inc...................  6,185,157          --
         Promate Electronic Co., Ltd...............    851,000     890,275
     *   Qisda Corp................................ 26,623,171   6,177,354
         Quanta Storage, Inc.......................  2,413,000   2,512,847
     *   Quintain Steel Co., Ltd...................  5,893,629   1,365,929
     #   Radium Life Tech Co., Ltd.................  9,304,290   8,141,574
         Ralec Electronic Corp.....................    477,087     702,414
         Rechi Precision Co., Ltd..................    230,651     230,334
         Rich Development Co., Ltd.................  2,011,054     863,802
     #*  Ritek Corp................................ 53,401,622   8,668,154
     *   Sainfoin Technology Corp..................    835,498          --
         Sampo Corp................................  9,863,925   3,460,502
         Sanyang Industry Co., Ltd................. 10,027,624  17,548,157
         SDI Corp..................................    974,000   1,085,543
         Sesoda Corp...............................    973,875   1,047,920
         Shan-Loong Transportation Co., Ltd........     66,000      54,246
         Sheng Yu Steel Co., Ltd...................  1,935,000   1,479,942
         ShenMao Technology, Inc...................  1,245,000   1,454,027

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                         ------      -------
  TAIWAN -- (Continued)
      Shih Her Technologies, Inc......................     373,000 $   815,101
      Shih Wei Navigation Co., Ltd....................   2,432,718   1,745,697
      Shihlin Electric & Engineering Corp.............   4,426,000   5,595,372
  #   Shin Kong Financial Holding Co., Ltd............ 133,903,755  46,568,964
      Shin Zu Shing Co., Ltd..........................     552,000   1,216,107
  #   Shinkong Insurance Co., Ltd.....................   3,516,412   2,737,670
      Shinkong Synthetic Fibers Corp..................  26,952,754   9,313,184
  #   Shuttle, Inc....................................   4,011,015   1,754,979
      Sigurd Microelectronics Corp....................   6,663,047   6,454,999
  *   Silicon Integrated Systems Corp.................  10,317,165   3,210,301
      Silitech Technology Corp........................     259,000     334,703
      Sinbon Electronics Co., Ltd.....................   1,951,000   2,321,258
      Sincere Navigation Corp.........................   4,719,740   4,387,138
      Singatron Enterprise Co., Ltd...................      63,000      33,865
  *   Sinkang Industries, Ltd.........................     699,557     250,773
  #*  Sino-American Silicon Products, Inc.............   5,456,000   7,563,434
  #   Sinon Corp......................................   6,282,877   3,519,068
      SinoPac Financial Holdings Co., Ltd............. 121,894,614  60,321,207
      Sirtec International Co., Ltd...................     404,000     776,430
      Sitronix Technology Corp........................   1,476,000   2,462,110
  *   Siward Crystal Technology Co., Ltd..............   2,080,875     979,010
      Solar Applied Materials Technology Co...........     356,000     303,108
  *   Solartech Energy Corp...........................   1,509,000   1,285,647
      Solomon Technology Corp.........................   1,334,671     582,671
  #*  Solytech Enterprise Corp........................   3,043,000   1,128,124
      Southeast Cement Co., Ltd.......................   3,539,700   2,047,481
      Spirox Corp.....................................     977,661     414,110
  *   Star Comgistic Capital Co., Ltd.................   2,030,676     836,337
  #   Stark Technology, Inc...........................   2,259,200   2,343,614
      Sunonwealth Electric Machine Industry Co., Ltd..     478,421     277,551
  *   Sunplus Technology Co., Ltd.....................   8,214,620   3,004,701
      Sunrex Technology Corp..........................   1,158,000     485,180
  *   Super Dragon Technology Co., Ltd................     155,175     108,244
  #   Supreme Electronics Co., Ltd....................   3,375,681   1,713,079
      Sweeten Construction Co., Ltd...................   1,258,501     816,003
      Sysage Technology Co., Ltd......................     178,500     190,495
      Systex Corp.....................................     801,801   1,521,669
      T-Mac Techvest PCB Co., Ltd.....................     252,000     181,419
      TA Chen Stainless Pipe..........................   8,424,281   4,034,472
  *   Ta Chong Bank, Ltd..............................  28,492,769   9,994,469
      Ta Ya Electric Wire & Cable.....................   9,145,329   2,172,407
      TA-I Technology Co., Ltd........................   1,750,233     906,674
  #   Tah Hsin Industrial Co., Ltd....................   1,700,000   1,660,825
      TAI Roun Products Co., Ltd......................      63,000      21,441
  #   Taichung Commercial Bank........................  29,348,178  10,883,827
      Tainan Enterprises Co., Ltd.....................   1,899,183   2,152,880
      Tainan Spinning Co., Ltd........................  17,605,938  13,269,730
      Taishin Financial Holding Co., Ltd.............. 114,788,390  57,974,121
  #*  Taisun Enterprise Co., Ltd......................   3,464,410   1,777,567
  *   Taita Chemical Co., Ltd.........................   3,554,864   1,520,751
  *   Taiwan Business Bank............................  59,761,510  18,367,895
  #   Taiwan Calsonic Co., Ltd........................      48,000      47,622

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES     VALUE++
                                                         ------     -------
   TAIWAN -- (Continued)
       Taiwan Cement Corp............................. 45,081,440 $65,611,018
       Taiwan Chinsan Electronic Industrial Co., Ltd..     54,000      87,668
       Taiwan Cogeneration Corp.......................  4,200,333   2,601,620
       Taiwan Cooperative Financial Holding........... 88,650,827  49,849,018
       Taiwan Fertilizer Co., Ltd.....................  1,174,000   2,797,544
       Taiwan Fire & Marine Insurance Co..............  1,158,000     923,712
   *   Taiwan Flourescent Lamp Co., Ltd...............    756,000          --
       Taiwan FU Hsing Industrial Co., Ltd............  2,128,000   2,389,050
       Taiwan Glass Industry Corp.....................  9,558,710   9,673,146
   #   Taiwan Hopax Chemicals Manufacturing Co., Ltd..  1,140,000     864,140
   *   Taiwan Kolin Co., Ltd..........................  5,797,000          --
   #*  Taiwan Land Development Corp................... 12,397,739   4,758,414
   *   Taiwan Life Insurance Co., Ltd.................    788,419     698,967
       Taiwan Mask Corp...............................  3,154,250   1,025,577
       Taiwan Navigation Co., Ltd.....................    970,000     899,501
       Taiwan Paiho, Ltd..............................  2,887,549   4,001,931
       Taiwan PCB Techvest Co., Ltd...................  1,195,946   1,371,131
   #   Taiwan Prosperity Chemical Corp................    220,000     225,391
   #*  Taiwan Pulp & Paper Corp.......................  7,065,660   3,092,361
   #   Taiwan Sakura Corp.............................  2,890,472   1,869,556
       Taiwan Semiconductor Co., Ltd..................  2,224,000   1,828,989
   *   Taiwan Styrene Monomer.........................  7,258,045   5,532,602
       Taiwan Surface Mounting Technology Co., Ltd....    991,600   1,412,425
   #*  Taiwan TEA Corp................................ 12,079,092   9,932,559
       Taiwan Union Technology Corp...................  3,225,000   2,466,542
       Taiyen Biotech Co., Ltd........................  3,286,000   2,811,782
   #*  Tatung Co., Ltd................................ 36,532,342  10,128,320
       Teco Electric and Machinery Co., Ltd........... 32,704,725  34,880,242
   *   Tecom Co., Ltd.................................    703,753      71,358
   *   Tekcore Co., Ltd...............................    372,000     167,922
       Test-Rite International Co., Ltd...............    907,266     706,298
       TEX RAY INDUSTRIAL Co., Ltd....................    273,000     146,238
       ThaiLin Semiconductor Corp.....................  1,139,000     683,421
   #   Thinking Electronic Industrial Co., Ltd........  1,490,000   1,727,992
       Ton Yi Industrial Corp.........................  9,741,600  10,778,951
       Tong Yang Industry Co., Ltd....................  5,716,228   8,901,072
       Tong-Tai Machine & Tool Co., Ltd...............  3,193,368   3,063,960
       Topco Scientific Co., Ltd......................    705,480   1,236,725
   #   Topoint Technology Co., Ltd....................  2,564,288   1,966,776
       Transasia Airways Corp.........................    768,000     321,017
       Tripod Technology Corp.........................    641,000   1,267,495
   #   Tung Ho Steel Enterprise Corp.................. 12,119,274  10,867,288
       Tung Ho Textile Co., Ltd.......................  2,542,000     865,731
   *   TYC Brother Industrial Co., Ltd................  2,525,723   1,441,958
   #*  Tycoons Group Enterprise.......................  7,782,938   1,550,803
   *   Tyntek Corp....................................  5,222,683   1,277,116
       TZE Shin International Co., Ltd................  1,095,645     440,007
   *   U-Tech Media Corp..............................  1,946,799     412,802
       Unic Technology Corp...........................     36,361      14,534
   #   Unimicron Technology Corp...................... 24,359,363  19,266,486
   #*  Union Bank Of Taiwan........................... 11,008,494   4,028,543
       Unitech Computer Co., Ltd......................  1,308,739     624,838

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES       VALUE++
                                                        ------       -------
TAIWAN -- (Continued)
#*  Unitech Printed Circuit Board Corp...............  11,440,281 $    4,913,647
#   United Integrated Services Co., Ltd..............   1,576,000      1,740,284
#   United Microelectronics Corp..................... 218,090,681     92,516,948
    Unity Opto Technology Co., Ltd...................     532,000        416,711
    Universal Cement Corp............................   6,228,551      5,718,657
#*  Unizyx Holding Corp..............................   6,190,000      3,219,142
    UPC Technology Corp..............................  12,594,746      6,086,417
    USI Corp.........................................   5,907,691      4,333,926
    Ve Wong Corp.....................................   1,594,806      1,345,174
#*  Wafer Works Corp.................................   3,331,000      1,797,943
#   Wah Hong Industrial Corp.........................     294,516        315,845
    Wah Lee Industrial Corp..........................   1,777,000      2,848,922
*   Walsin Lihwa Corp................................  58,770,412     18,218,180
*   Walsin Technology Corp...........................  10,079,230      2,702,324
#*  Walton Advanced Engineering, Inc.................   6,089,853      2,174,922
    Wan Hai Lines, Ltd...............................   9,268,000      4,994,495
#   WAN HWA Enterprise Co............................     675,550        343,945
    Waterland Financial Holdings Co., Ltd............  30,493,739     10,488,396
    Ways Technical Corp., Ltd........................     256,000        372,898
*   WEI Chih Steel Industrial Co., Ltd...............   1,880,898        311,005
#*  Wei Mon Industry Co., Ltd........................   6,500,691      2,134,245
#   Weikeng Industrial Co., Ltd......................   1,617,550      1,199,641
    Well Shin Technology Co., Ltd....................     987,080      1,680,741
    Weltrend Semiconductor...........................   1,097,100      1,049,602
    Wha Yu Industrial Co., Ltd.......................     138,000         89,158
    Win Semiconductors Corp..........................   1,411,000      1,244,536
#*  Winbond Electronics Corp.........................  51,988,885     13,122,959
#*  Wintek Corp......................................  42,368,507     15,826,205
#   Wisdom Marine Lines Co., Ltd.....................     396,350        475,618
#   Wistron Corp.....................................  32,596,332     30,602,269
    WPG Holdings, Ltd................................     515,092        626,506
#   WT Microelectronics Co., Ltd.....................   3,532,096      4,219,246
    WUS Printed Circuit Co., Ltd.....................   6,267,928      2,818,008
    Yageo Corp.......................................  23,867,788      8,128,926
*   Yang Ming Marine Transport Corp..................  24,996,676     11,085,129
    YC INOX Co., Ltd.................................   4,646,667      3,258,328
#   Yem Chio Co., Ltd................................   4,696,764      3,577,352
#   YFY, Inc.........................................  18,338,847      9,732,241
#*  Yi Jinn Industrial Co., Ltd......................   3,816,796      1,037,157
*   Yieh Phui Enterprise Co., Ltd....................  16,525,235      5,227,528
    Young Fast Optoelectronics Co., Ltd..............   2,546,000      2,794,680
    Yuanta Financial Holding Co., Ltd................ 151,353,654     82,534,377
    Yulon Motor Co., Ltd.............................  13,491,572     23,814,020
    Yung Chi Paint & Varnish Manufacturing Co., Ltd..     359,687        848,894
#   Zenitron Corp....................................   3,202,000      2,077,882
#*  Zig Sheng Industrial Co., Ltd....................   8,536,352      3,065,110
    Zinwell Corp.....................................   1,931,000      2,079,412
                                                                  --------------
TOTAL TAIWAN.........................................              2,882,123,235
                                                                  --------------

THAILAND -- (3.1%)
    AAPICO Hitech PCL................................     681,760        370,176
    AJ Plast PCL.....................................   2,076,900        680,623

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                              SHARES      VALUE++
                                                              ------      -------
THAILAND -- (Continued)
    AP Thailand PCL........................................  20,514,600 $  3,592,115
    Asia Plus Securities PCL...............................  10,463,900    1,270,796
    Bangchak Petroleum PCL.................................  10,134,500   10,826,414
    Bangkok Bank PCL(6368360)..............................  11,332,400   75,003,194
    Bangkok Bank PCL(6077019)..............................   6,294,000   41,656,675
    Bangkok Expressway PCL.................................   5,564,000    6,480,161
    Bangkok Insurance PCL..................................     152,020    1,807,145
    Bangkokland PCL........................................ 127,978,803    7,072,242
    Bank of Ayudhya PCL(6359933)...........................   6,065,200    7,453,619
    Bank of Ayudhya PCL(6075949)...........................  22,788,300   28,004,899
    Banpu PCL..............................................  18,169,000   16,928,546
    CalComp Electronics Thailand PCL.......................  25,500,100    2,539,769
    Charoong Thai Wire & Cable PCL.........................   1,255,800      423,643
    Delta Electronics Thailand PCL.........................   4,773,500    7,323,201
    Eastern Water Resources Development and Management PCL.   6,336,200    2,585,373
    Esso Thailand PCL......................................  23,848,000    5,363,406
*   G J Steel PCL.......................................... 537,140,250    1,208,026
*   G Steel PCL (Foreign)..................................  79,804,200      358,959
*   Golden Land Property Development PCL...................     477,800      119,738
    Hana Microelectronics PCL..............................   5,060,700    3,707,115
    Hemaraj Land and Development PCL.......................     153,300       17,140
    ICC International PCL..................................   2,682,700    3,447,647
    IRPC PCL............................................... 144,935,100   16,670,447
    Kang Yong Electric PCL.................................       3,400       27,091
    KGI Securities Thailand PCL............................  18,177,700    1,681,985
    Kiatnakin Bank PCL.....................................   5,637,200    7,561,545
    Krung Thai Bank PCL....................................  90,737,300   59,179,669
    Laguna Resorts & Hotels PCL............................   1,342,400    1,401,703
    Lanna Resources PCL....................................     114,300       45,536
    LH Financial Group PCL.................................  15,909,050      679,808
    MBK PCL................................................     863,200    4,160,000
*   Padaeng Industry PCL...................................   1,412,500      458,353
    Polyplex Thailand PCL..................................   5,498,800    1,802,016
    Precious Shipping PCL..................................   6,442,200    3,973,984
    Property Perfect PCL...................................  47,707,300    1,670,713
    PTT Global Chemical PCL................................  32,067,141   80,876,163
    PTT PCL................................................  10,844,100  110,444,328
    Quality Houses PCL.....................................  37,762,541    3,688,293
*   Regional Container Lines PCL...........................   5,665,000    1,201,253
    Saha Pathana Inter-Holding PCL.........................   2,906,200    2,072,856
    Saha Pathanapibul PCL..................................   1,594,833    2,254,543
    Saha-Union PCL.........................................   2,976,400    3,633,838
*   Sahaviriya Steel Industries PCL........................ 149,229,740    1,773,976
    Sansiri PCL............................................  27,531,600    1,981,391
    SC Asset Corp PCL......................................  24,913,125    3,009,585
    Siam Future Development PCL............................   2,826,287      603,849
    Siamgas & Petrochemicals PCL...........................     495,200      219,559
    Somboon Advance Technology PCL.........................      94,200       49,635
    Sri Ayudhya Capital PCL................................     233,300      176,896
    Sri Trang Agro-Industry PCL............................   9,010,400    3,908,125
    Srithai Superware PCL..................................     552,000      326,323
*   Tata Steel Thailand PCL................................  39,336,300    1,074,244

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                  SHARES      VALUE++
                                                                                  ------      -------
THAILAND -- (Continued)
    Thai Airways International PCL.............................................  16,383,411 $ 10,685,405
    Thai Carbon Black PCL......................................................     441,000      318,087
    Thai Oil PCL...............................................................  14,199,200   28,740,549
    Thai Rayon PCL.............................................................     165,000      159,036
    Thai Stanley Electric PCL(B01GKK6).........................................     174,600    1,290,217
    Thai Stanley Electric PCL(B01GKM8).........................................      43,100      318,490
    Thai Wacoal PCL............................................................      93,300      147,257
    Thanachart Capital PCL.....................................................  11,084,300   12,286,212
    Thitikorn PCL..............................................................      97,700       36,098
*   Thoresen Thai Agencies PCL.................................................   8,166,900    4,644,309
    Tisco Financial Group PCL..................................................   1,693,700    2,394,307
    TMB Bank PCL............................................................... 192,971,200   16,987,665
    Total Access Communication PCL.............................................   5,393,680   19,495,229
    TPI Polene PCL.............................................................  14,898,724    6,174,893
*   Tycoons Worldwide Group Thailand PCL.......................................   1,243,300      170,167
    Vanachai Group PCL.........................................................   8,446,600      759,855
    Vinythai PCL...............................................................   6,598,217    2,480,294
                                                                                            ------------
TOTAL THAILAND.................................................................              651,936,399
                                                                                            ------------

TURKEY -- (2.5%)
    Adana Cimento Sanayii TAS Class A..........................................   1,015,460    2,080,241
#*  Adese Alisveris Merkezleri Ticaret A.S.....................................      50,874      223,866
    Akbank TAS.................................................................   4,302,364   16,816,298
    Akcansa Cimento A.S........................................................       4,648       25,962
#*  Akenerji Elektrik Uretim A.S...............................................   3,431,162    2,298,352
#*  Akfen Holding A.S..........................................................     940,621    2,040,640
    Aksa Akrilik Kimya Sanayii.................................................   1,735,088    7,156,314
    Aksigorta A.S..............................................................   1,208,497    1,681,544
    Alarko Holding A.S.........................................................   1,328,166    3,929,403
*   Albaraka Turk Katilim Bankasi A.S..........................................   3,392,871    3,018,587
*   Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S........................      52,204    1,300,206
#*  Anadolu Anonim Tuerk Sigorta Sirketi.......................................   4,326,842    2,858,133
    Anadolu Cam Sanayii A.S....................................................   2,275,126    2,762,679
#*  Asya Katilim Bankasi A.S...................................................  10,427,239   10,564,505
#   Aygaz A.S..................................................................   1,020,159    4,643,847
*   Baticim Bati Anadolu Cimento Sanayii A.S...................................     303,326    1,001,963
    Bolu Cimento Sanayii A.S...................................................     999,793    1,427,661
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S..............................     151,966    2,498,729
    Cimsa Cimento Sanayi VE Tica...............................................     576,229    3,726,421
#*  Deva Holding A.S...........................................................   1,233,392    1,300,616
    Dogan Gazetecilik A.S......................................................      40,611       33,100
*   Dogan Sirketler Grubu Holding A.S..........................................  16,350,353    7,357,180
#*  Dogan Yayin Holding A.S....................................................   1,034,173      356,246
    Dogus Otomotiv Servis ve Ticaret A.S.......................................      73,958      354,093
#   Eczacibasi Yatirim Holding Ortakligi A.S...................................     855,876    2,746,525
    EGE Seramik Sanayi ve Ticaret A.S..........................................   1,418,706    1,903,317
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S..   3,954,537    5,004,549
    Eregli Demir ve Celik Fabrikalari TAS......................................  23,187,774   32,060,714
    Gentas Genel Metal Sanayi ve Ticaret A.S...................................     821,239      476,606
    Global Yatirim Holding A.S.................................................   4,381,715    3,023,883
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S........................      45,038    1,287,501
*   Gozde Girisim Sermayesi Yatirim Ortakligi A.S..............................       9,558       28,820

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES       VALUE++
                                                                           ------       -------
TURKEY -- (Continued)
#*  GSD Holding.........................................................  4,585,286 $     2,886,044
*   Gunes Sigorta.......................................................    424,619         401,545
#*  Hurriyet Gazetecilik A.S............................................  3,447,484       1,307,448
#*  Ihlas EV Aletleri...................................................  2,765,346         828,919
#*  Ihlas Holding A.S................................................... 14,952,395       5,533,895
*   Is Finansal Kiralama A.S............................................  2,908,338       1,425,513
    Is Yatirim Menkul Degerler A.S. Class A.............................    450,584         324,851
*   Isiklar Yatirim Holding A.S.........................................  1,056,428         280,523
#*  Izmir Demir Celik Sanayi A.S........................................    554,725         765,349
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A.........  4,207,672       4,070,469
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B.........  2,179,441       4,726,525
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D......... 13,524,360       8,494,809
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S..............................  1,793,098       1,062,989
#   KOC Holding A.S..................................................... 12,307,828      60,280,805
    Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S..    266,467         483,208
*   Koza Anadolu Metal Madencilik Isletmeleri A.S.......................  1,412,866       3,066,001
*   Menderes Tekstil Sanayi ve Ticaret A.S..............................  4,014,065       1,062,589
*   Metro Ticari ve Mali Yatirimlar Holding A.S.........................  3,286,794       1,101,256
    Mutlu Aku ve Malzemeleri Sanayi AS..................................    158,475         574,543
*   Mutlu Yatirim Proje ve Gayrimenkul Gelistirme AS....................      6,852          87,607
#*  Net Turizm Ticaret ve Sanayi SA.....................................  3,429,929       1,508,493
#*  Petkim Petrokimya Holding A.S.......................................  4,769,900       7,508,340
    Pinar Entegre Et ve Un Sanayi A.S...................................    343,247       1,322,955
    Pinar SUT Mamulleri Sanayii A.S.....................................    173,137       1,499,965
#*  Polyester Sanayi A.S................................................  2,315,248       1,283,972
*   Raks Elektronik Sanayi ve Ticaret A.S...............................      5,859              --
*   Sabah Yayincilik....................................................     31,938              --
#   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S..................  1,335,250       2,040,101
*   Sekerbank TAS.......................................................  6,919,207       6,546,694
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S............................  2,308,839       2,297,447
    Soda Sanayii A.S....................................................  1,657,869       2,190,220
*   TAT Konserve Sanayii A.S............................................    231,395         296,093
    Tekfen Holding A.S..................................................  1,896,452       4,561,451
#*  Tekstil Bankasi A.S.................................................  1,683,023       1,295,130
#   Trakya Cam Sanayi A.S...............................................  4,315,631       5,345,467
#   Turcas Petrol A.S...................................................  1,122,860       1,761,681
    Turk Hava Yollari................................................... 11,677,997      45,534,612
    Turkiye Is Bankasi.................................................. 36,884,191     100,763,267
    Turkiye Sinai Kalkinma Bankasi A.S..................................  7,436,484       7,242,348
#   Turkiye Sise ve Cam Fabrikalari A.S.................................  8,439,790      12,384,179
    Turkiye Vakiflar Bankasi Tao........................................ 13,789,100      32,993,771
    Ulker Biskuvi Sanayi A.S............................................    369,278       2,816,928
*   Uzel Makina Sanayii A.S.............................................    275,043              --
#*  Vestel Beyaz Esya Sanayi ve Ticaret A.S.............................  1,067,440       1,585,466
#*  Vestel Elektronik Sanayi ve Ticaret A.S.............................  2,059,212       2,108,448
#   Yapi ve Kredi Bankasi A.S........................................... 20,866,189      48,161,726
#*  Zorlu Enerji Elektrik Uretim A.S....................................  2,638,137       1,741,266
                                                                                    ---------------
TOTAL TURKEY............................................................                519,543,409
                                                                                    ---------------
TOTAL COMMON STOCKS.....................................................             18,812,179,100
                                                                                    ---------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                SHARES     VALUE++
                                                                ------     -------
PREFERRED STOCKS -- (2.2%)
BRAZIL -- (2.1%)
    Banco ABC Brasil SA......................................    997,037 $  6,135,325
    Banco Alfa de Investimento SA............................     60,126      151,867
    Banco Daycoval SA........................................    615,948    2,450,576
    Banco do Estado do Rio Grande do Sul SA Class B..........    713,821    5,142,033
    Banco Industrial e Comercial SA..........................  1,675,900    5,610,687
*   Banco Panamericano SA....................................    953,148    2,251,086
    Banco Pine SA............................................    365,877    1,717,713
    Banco Sofisa SA..........................................    694,800      856,419
*   Braskem SA Class A.......................................  1,950,933   17,236,911
    Cia Ferro Ligas da Bahia--Ferbasa........................    920,734    5,627,408
    Eucatex SA Industria e Comercio..........................    298,688      895,625
    Financeira Alfa SA Credito Financiamento e Investimentos.     33,900       66,451
    Forjas Taurus SA.........................................  1,144,290    1,102,025
    Gerdau SA................................................  6,948,596   54,832,146
*   Inepar SA Industria e Construcoes........................  1,185,608      591,419
    Klabin SA................................................  4,025,949   21,408,792
    Parana Banco SA..........................................    120,800      769,128
    Petroleo Brasileiro SA................................... 24,521,904  222,343,011
    Suzano Papel e Celulose SA Class A.......................  7,456,309   30,115,387
    Unipar Participacoes SA Class B..........................  9,258,736    1,976,733
*   Usinas Siderurgicas de Minas Gerais SA Class A........... 11,752,415   62,114,734
    Whirlpool SA.............................................     58,400      114,207
                                                                         ------------
TOTAL BRAZIL.................................................             443,509,683
                                                                         ------------

COLOMBIA -- (0.1%)
    Banco Davivienda SA......................................      7,851      102,974
    Grupo de Inversiones Suramericana SA.....................    756,807   15,037,357
                                                                         ------------
TOTAL COLOMBIA...............................................              15,140,331
                                                                         ------------
TOTAL PREFERRED STOCKS.......................................             458,650,014
                                                                         ------------

RIGHTS/WARRANTS -- (0.0%)
CHILE -- (0.0%)
*   Salfacorp SA Rights 11/08/13.............................    169,995          100
                                                                         ------------

MALAYSIA -- (0.0%)
*   Malaysian Resources Corp. Bhd Warrants 09/16/18..........  4,765,795      385,124
                                                                         ------------

POLAND -- (0.0%)
*   Polimex-Mostostal SA Rights.............................. 10,512,907           --
                                                                         ------------

SOUTH KOREA -- (0.0%)
*   Hanwha General Insurance Co., Ltd. Rights 11/08/13.......     78,510       22,204
                                                                         ------------

THAILAND -- (0.0%)
*   G J Steel PCL Rights 02/07/20............................  8,915,217       57,286
                                                                         ------------
TOTAL RIGHTS/WARRANTS........................................                 464,714
                                                                         ------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                              SHARES/
                                                                                               FACE
                                                                                              AMOUNT
                                                                                               (000)         VALUE+
                                                                                              -------        ------
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@  DFA Short Term Investment Fund.......................................................  129,904,927 $ 1,503,000,000
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/13 (Collateralized
       by $12,056,798 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from
       04/01/27 to 10/01/43, valued at $10,903,189) to be repurchased at $10,689,437....... $     10,689      10,689,401
                                                                                                         ---------------
TOTAL SECURITIES LENDING COLLATERAL........................................................                1,513,689,401
                                                                                                         ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $20,304,856,701)                                                     $20,784,983,229
                                                                                                         ===============

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

 (a)(1) Code of Ethics is filed herewith.

 (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

 (a)(3) This item is not applicable.

    (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:  /s/ David G. Booth
     --------------------------
     David G. Booth
     Chairman, Trustee, President and
     Co-Chief Executive Officer

Date: January 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     --------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Emerging
     Markets Value Fund

Date: January 2, 2014

By:  /s/ David R. Martin
     --------------------------
     David R. Martin
     Principal Financial Officer
     Dimensional Emerging
     Markets Value Fund

Date: January 2, 2014